UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

The Prudential Series Fund

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

JUNE 30, 2007

The Prudential Series Fund

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

Please note inside is a Prospectus Supplement dated August 15, 2007. This document is separate from and not a part of the semiannual report.

IFS-A105620

T

his report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Semiannual Report

June 30, 2007

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Schedule of Investments and Financial Statements

B1 Notes to Financial Statements

C1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

The Prudential Series Fund

Letter to Contract Owners

Semiannual Report

June 30, 2007

■	DEAR CONTRACT OWNER

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the Prudential Series Fund semi-annual report serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2007

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2007 (Unaudited)

Conservative Balanced		Diversified Bond		Equity
Five Largest Holdings/Issues (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30YR	2.1%	Federal National Mortgage Association, 5.00%, 8/15/36	6.1%	Wyeth	2.5%
Exxon Mobil Corp.	1.6%	Federal Home Loan Mortgage Corp., 5.50%, 8/15/36	4.9%	General Electric Co.	2.3%
Federal National Mortgage Association, 5.50%, TBA 30YR	1.4%	Federal National Mortgage Association, 5.50%, 7/15/35	3.2%	QUALCOMM, Inc.	2.3%
General Electric Co.	1.3%	Federal Home Loan Mortgage Corp., 4.50%, 7/1/19	1.2%	Microsoft Corp.	2.2%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30YR	1.3%	United States Treasury Note, 4.875%, 8/15/16	1.1%	Total SA, ADR	1.8%

Flexible Managed		Global		Government Income
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.1%	UnitedHealth Group, Inc.	1.6%	Federal Home Loan Bank, 4.875%, 5/17/17	7.9%
Federal National Mortgage Association, 5.50%, TBA	1.7%	Comcast Corp. (Class A Stock)	1.0%	Federal Home Loan Mortgage Corp., 5.50%, 8/15/36	4.7%
General Electric Co.	1.5%	HBOS PLC	1.0%	Federal National Mortgage Association, 5.30%, 2/22/11	4.3%
Federal National Mortgage Association, 5.00%, TBA	1.5%	Union Pacific Corp.	1.0%	Federal National Mortgage Association, 5.375%, 6/12/17	4.1%
Microsoft Corp.	1.3%	Royal Dutch Shell PLC (Class B Stock)	0.9%	Federal National Mortgage Association, 5.00%, 8/15/36	3.8%

High Yield Bond		Jennison		Natural Resources
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Ford Motor Credit Co., 7.875%, 6/15/10	1.5%	Google, Inc. (Class “A” Stock)	5.0%	Freeport-McMoRan Copper & Gold, Inc.	3.2%
Realogy Corp., 12.375%, 4/15/15	1.2%	Gilead Sciences, Inc.	3.4%	Suncor Energy, Inc.	2.7%
General Motors Corp., 7.20%, 1/15/11	1.2%	Adobe Systems, Inc.	3.2%	MMX Mineracao e Metalicos SA (Brazil)	2.6%
Freescale Semiconductor, Inc., 9.125%, 12/15/14	1.1%	Walt Disney Co. (The)	3.0%	Transocean, Inc.	2.4%
General Motors Acceptance Corp., 6.875%, 8/28/12	1.0%	Apple, Inc.	2.8%	OPTI Canada, Inc. (Canada)	2.2%

Small Capitalization Stock		Stock Index		Value
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Manitowac Co., Inc.	0.8%	Exxon Mobil Corp.	3.5%	American International Group, Inc.	2.6%
Energen Corp	0.6%	General Electric Co.	2.9%	H&R Block, Inc.	2.5%
Trimble Navigation Ltd.	0.6%	AT&T, Inc.	1.9%	Citigroup, Inc.	2.5%
Shaw Group, Inc. (The)	0.6%	Citigroup, Inc.	1.9%	Sprint Nextel Corp.	2.2%
Helix Energy Solutions Group, Inc.	0.6%	Microsoft Corp.	1.8%	Bank of New York Co., Inc. (The)	2.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1*) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

* 12b-1 fees are paid by the fund out of fund assets to cover distribution expenses and sometimes shareholder service expenses.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,046.30	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Diversified Bond (Class I)	Actual	$1,000.00	$1,013.70	0.44%	$2.20
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21

Equity (Class I)	Actual	$1,000.00	$1,077.20	0.47%	$2.42
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,075.20	0.87%	$4.48
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Flexible Managed (Class I)	Actual	$1,000.00	$1,058.30	0.62%	$3.16
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

Global (Class I)	Actual	$1,000.00	$1,086.10	0.81%	$4.19
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

Government Income (Class I)	Actual	$1,000.00	$1,007.00	0.49%	$2.44
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

High Yield Bond (Class I)	Actual	$1,000.00	$1,027.70	0.58%	$2.92
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Jennison (Class I)	Actual	$1,000.00	$1,048.90	0.63%	$3.20
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Jennison (Class II)	Actual	$1,000.00	$1,046.70	1.03%	$5.23
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Money Market (Class I)	Actual	$1,000.00	$1,024.60	0.43%	$2.16
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Natural Resources (Class I)	Actual	$1,000.00	$1,228.40	0.49%	$2.71
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Natural Resources (Class II)	Actual	$1,000.00	$1,225.90	0.89%	$4.91
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,083.70	0.46%	$2.38
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Stock Index (Class I)	Actual	$1,000.00	$1,067.30	0.37%	$1.90
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

Value (Class I)	Actual	$1,000.00	$1,090.00	0.42%	$2.18
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

Value (Class II)	Actual	$1,000.00	$1,088.00	0.82%	$4.25
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 86.2%		Value (Note 2)
COMMON STOCKS — 52.9%	Shares

Aerospace & Defense — 1.2%
Boeing Co.	75,000	$7,212,000
General Dynamics Corp.	38,000	2,972,360
Goodrich Corp.	11,300	673,028
Honeywell International, Inc.	74,512	4,193,535
L-3 Communications Holdings, Inc.	12,400	1,207,636
Lockheed Martin Corp.	35,300	3,322,789
Northrop Grumman Corp.	34,462	2,683,556
Precision Castparts Corp.	13,000	1,577,680
Raytheon Co.	42,000	2,263,380
Rockwell Collins, Inc.	15,400	1,087,856
United Technologies Corp.	93,300	6,617,769

		33,811,589

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	17,100	898,092
FedEx Corp.	29,000	3,218,130
TNT Post Group N.V.	6,970	314,708
United Parcel Service, Inc.	99,900	7,292,700

		11,723,630

Airlines — 0.1%
Air France KLM (France)	24,438	1,137,091
British Airways PLC (United Kingdom)(a)	11,347	94,905
Iberia Lineas Aereas de Espana, SA (Spain)	20,356	101,315
Qantas Airways Ltd. (Australia)	141,420	671,419
Singapore Airlines Ltd. (Singapore)	15,000	184,223
Southwest Airlines Co.	70,800	1,055,628

		3,244,581

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	21,100	776,309
Bridgestone Corp. (Japan)	46,600	999,180
Continental AG (Germany)	3,582	503,411
Goodyear Tire & Rubber Co. (The)(a)(b)	19,500	677,820
Johnson Controls, Inc.	18,200	2,107,014
Michelin (CDGE) (Class B Stock) (France)	2,454	342,932
Stanley Electric Co. Ltd.	6,800	148,012
Tokai Rika Co. Ltd. (Japan)	8,600	235,387
Toyota Boshoku Corp. (Japan)	2,300	58,282

		5,848,347

Automobiles — 0.4%
Fiat SpA (Italy)	29,473	875,433
Ford Motor Co.(b)	174,995	1,648,453
General Motors Corp.(b)	53,791	2,033,300
Harley-Davidson, Inc.	25,000	1,490,250
Peugeot SA (France)	13,971	1,125,513
Renault SA (France)	4,890	784,303
Toyota Motor Corp. (Japan)	55,900	3,541,280
Volkswagen AG (Germany)	2,865	455,626
Yamaha Motor Co. Ltd. (Japan)	5,600	162,826

		12,116,984

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	72,600	3,786,816
Brown-Forman Corp. (Class B Stock)	7,700	562,716
Carlsberg A/S (Denmark)	850	102,746
Coca-Cola Co. (The)(b)	188,800	9,876,128
Coca-Cola Enterprises, Inc.	25,400	609,600

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)
Beverages (cont’d.)
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,180	$146,336
Coca-Cola West Japan Co. Ltd.	26,900	625,937
Constellation Brands, Inc.(a)(b)	19,100	463,748
Foster’s Group Ltd. (Australia)	23,151	125,223
InBev NV (Belgium)	5,275	417,810
Molson Coors Brewing Co. (Class B Stock)	4,200	388,332
Pepsi Bottling Group, Inc.	11,600	390,688
PepsiCo, Inc.	153,430	9,949,936

		27,446,016

Biotechnology — 0.6%
Amgen, Inc.(a)	109,360	6,046,514
Biogen Idec, Inc.(a)	32,790	1,754,265
Celgene Corp.(a)(b)	36,400	2,086,812
CSL Ltd. (Australia)	20,409	1,522,647
Genzyme Corp.(a)	25,900	1,667,960
Gilead Sciences, Inc.(a)	87,400	3,388,498

		16,466,696

Building Products — 0.1%
American Standard Cos., Inc.	16,300	961,374
Asahi Glass Co. Ltd. (Japan)	54,000	729,795
Cie de Saint-Gobain (France)	7,322	820,230
Geberit AG (Switzerland)	306	52,139
JS Group Corp. (Japan)	2,000	40,609
Masco Corp.	34,800	990,755
Sanwa Shutter Corp. (Japan)	27,000	156,573

		3,751,475

Capital Markets — 2.0%
3I Group PLC	9,278	215,970
Ameriprise Financial, Inc.	22,620	1,437,953
Bank of New York Co., Inc. (The)	71,400	2,958,816
Bear Stearns Cos., Inc. (The)(b)	12,016	1,682,240
Charles Schwab Corp. (The)	99,350	2,038,662
Credit Suisse Group (Switzerland)	31,389	2,228,339
D Carnegie AB (Sweden)	5,800	101,099
Deutsche Bank AG (Germany)	15,355	2,222,293
E*TRADE Financial Corp.(a)	41,500	916,735
Federated Investors, Inc. (Class B Stock)	9,000	344,970
Franklin Resources, Inc.	17,100	2,265,237
Goldman Sachs Group, Inc.	39,000	8,453,250
Janus Capital Group, Inc.(b)	25,000	696,000
Legg Mason, Inc.	13,500	1,328,130
Lehman Brothers Holdings, Inc.(b)	51,400	3,830,328
Macquarie Bank Ltd. (Australia)	8,958	645,542
Mellon Financial Corp.(b)	38,400	1,689,600
Merrill Lynch & Co., Inc.	85,400	7,137,732
Morgan Stanley	101,280	8,495,367
Northern Trust Corp.	17,300	1,111,352
State Street Corp.	30,900	2,113,560
T. Rowe Price Group, Inc.	24,600	1,276,494
UBS AG (Switzerland)	39,761	2,377,879

		55,567,548

Chemicals — 0.9%
Air Products and Chemicals, Inc.	20,100	1,615,437
Ashland, Inc.	4,500	287,775
BASF AG (Germany)	8,531	1,116,003
Dainippon Ink & Chemicals, Inc. (Japan)	13,000	50,258

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The)	89,631	$3,963,483
Du Pont E. I. de Nemours & Co.	86,120	4,378,340
Eastman Chemical Co.	7,400	476,042
Ecolab, Inc.(b)	17,400	742,980
Hercules, Inc.(a)	11,500	225,975
International Flavors & Fragrances, Inc.	9,100	474,474
Koninklijke DSM NV (Netherlands)	17,918	882,467
Mitsubishi Chemical Holdings Corp. (Japan)	143,000	1,314,729
Mitsubishi Gas Chemical Co., Inc. (Japan)	21,000	192,219
Monsanto Co.	50,894	3,437,381
Nippon Shokubai Co. Ltd. (Japan)	19,000	168,975
PPG Industries, Inc.	15,500	1,179,705
Praxair, Inc.	30,400	2,188,496
Rohm & Haas Co.	13,711	749,717
Sigma-Aldrich Corp.	12,000	512,040
Teijin Ltd. (Japan)	52,000	284,654
Tosoh Corp. (Japan)	43,000	239,228
Yara International ASA (Norway)	30,700	920,572

		25,400,950

Commercial Banks — 2.9%
Allied Irish Banks PLC (Ireland)	8,599	234,898
Australia And New Zealand Banking Group Ltd. (Australia)	37,527	922,331
Banche Popolari Unite Scpa (Italy)	3,134	79,659
Banco Bilbao Vizcaya Argentaria SA (Spain)	97,160	2,376,038
Banco BPI SA (Portugal)	97,975	871,393
Banco Comercial Portugues SA (Portugal)	22,801	127,424
Banco Espirito Santo SA (Portugal)	31,068	692,670
Banco Popolare di Verona (Italy)	22,948	659,812
Banco Popular Espanol SA (Spain)	17,980	334,612
Banco Santander Central Hispano SA (Spain)	142,521	2,619,819
Bank of Ireland (Ireland)	2,739	55,329
Barclay’s PLC (United Kingdom)	85,086	1,183,794
BB&T Corp.	53,100	2,160,108
BNP Paribas (France)	21,962	2,608,726
Comerica, Inc.	15,200	903,944
Commerce Bancorp, Inc.	16,700	617,733
Commerzbank AG (Germany)	24,595	1,173,076
Commonwealth Bank of Australia (Australia)	10,357	485,133
Compass Bancshares, Inc.	12,800	882,944
Credit Agricole SA (France)	26,812	1,087,978
Danske Bank A/S (Denmark)	29,680	1,213,680
Dexia (Belgium)	23,745	741,702
DNB NOR ASA (Norway)	80,100	1,030,301
Fifth Third Bancorp	53,221	2,116,599
First Horizon National Corp.(b)	13,600	530,400
Gunma Bank Ltd. (The) (Japan)	37,000	249,121
HBOS PLC	72,300	1,422,092
HSBC Holdings PLC (United Kingdom)	120,067	2,198,486
Huntington Bancshares, Inc.	26,136	594,333
Joyo Bank Ltd. (The)	18,000	111,984
KeyCorp	39,900	1,369,767
Lloyds TSB Group PLC (United Kingdom)	60,232	669,560
M&T Bank Corp.	8,300	887,270
Marshall & Ilsley Corp.	23,700	1,128,831
Mitsubishi Financial Group, Inc. (Japan)	30	331,371
National Australia Bank Ltd. (Australia)	13,864	482,146
National City Corp.(b)	55,900	1,862,588
PNC Financial Services Group, Inc.	32,000	2,290,560

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Commercial Banks (cont’d.)
Regions Financial Corp.	70,203	$2,323,719
Royal Bank of Scotland Group PLC (United Kingdom)	221,819	2,806,784
Sapporo Hokuyo Holdings, Inc. (Japan)	3	33,137
Shinsei Bank Ltd. (Japan)	69,000	279,082
Shizuoka Bank Ltd. (Japan)	9,000	91,371
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,400	560,222
Societe Generale (France)	6,767	1,253,779
SunTrust Banks, Inc.	34,200	2,932,308
Svenska Handelbanken (Class A Stock) (Sweden)	21,100	590,029
Sydbank A/S (Denmark)	2,372	113,419
Synovus Financial Corp.	28,050	861,135
U.S. Bancorp	167,385	5,515,335
UniCredito Italiano SpA (Italy)	235,985	2,107,725
Wachovia Corp.	181,640	9,309,049
Wells Fargo & Co.	320,000	11,254,399
Westpac Banking Corp. (Australia)	49,356	1,073,721
Zions Bancorporation	11,350	872,929

		81,286,355

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)(b)	26,400	355,344
Avery Dennison Corp.	9,100	604,968
Cintas Corp.	11,200	441,616
Downer EDI Ltd.	164,525	1,026,607
Equifax, Inc.(b)	13,700	608,554
Experian Group Ltd. (Ireland)(a)	3,682	46,337
Michael Page International PLC (United Kingdom)	26,133	274,552
Monster Worldwide, Inc.(a)	13,100	538,410
Pitney Bowes, Inc.	21,600	1,011,312
Randstad Holding NV (Netherlands)	7,196	569,554
Robert Half International, Inc.	15,500	565,750
RR Donnelley & Sons Co.	19,500	848,445
Vedior NV (Netherlands)	2,885	86,215
Waste Management, Inc.	48,542	1,895,565

		8,873,229

Communications Equipment — 1.3%
ADC Telecommunications, Inc.(a)(b)	14,771	270,752
Avaya, Inc.(a)	46,370	780,871
Ciena Corp.(a)(b)	9,142	330,300
Cisco Systems, Inc.(a)	569,000	15,846,650
Corning, Inc.(a)	147,100	3,758,405
JDS Uniphase Corp.(a)(b)	11,375	152,766
Juniper Networks, Inc.(a)(b)	49,500	1,245,915
Motorola, Inc.	223,525	3,956,393
Nokia Corp. (Finland)	58,200	1,634,564
QUALCOMM, Inc.	155,200	6,734,128
Telent PLC (United Kingdom)(a)	4,333	44,811
Tellabs, Inc.(a)	45,800	492,808

		35,248,363

Computers & Peripherals — 1.8%
Apple Computer, Inc.(a)	80,800	9,860,832
Dell, Inc.(a)	212,900	6,078,295
EMC Corp.(a)	201,550	3,648,055
Hewlett-Packard Co.	252,748	11,277,616
International Business Machines Corp.(b)	129,900	13,671,975
Lexmark International, Inc.(a)(b)	9,833	484,865
NCR Corp.(a)	17,600	924,704
Network Appliance, Inc.(a)	34,800	1,016,160

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Computers & Peripherals (cont’d.)
QLogic Corp.(a)(b)	16,600	$276,390
SanDisk Corp.(a)	18,800	920,072
Sun Microsystems, Inc.(a)	334,300	1,758,418
Wincor Nixdorf AG (Germany)	1,610	146,803

		50,064,185

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	4,417	280,825
COMSYS Holdings Corp. (Japan)	27,000	312,926
Fluor Corp.	8,100	902,097
Fomento de Construcciones Y Contratas SA (Spain)	821	73,864
JGC Corp. (Japan)	6,000	112,569
Sacyr Vallehermoso SA (Spain)	6,877	329,922
YIT OYJ (Finland)	2,413	75,729

		2,087,932

Construction Materials — 0.1%
CRH PLC (Ireland)	1,120	55,350
Fletcher Building Ltd. (New Zealand)	24,045	228,922
Holcim Ltd. (Class B Stock) (Switzerland)	5,291	571,415
Italcementi SpA (Italy)	3,112	96,081
Lafarge SA (France)	8,718	1,588,882
Vulcan Materials Co.	8,600	985,044

		3,525,694

Consumer Finance — 0.5%
American Express Co.	112,500	6,882,750
Capital One Financial Corp.	39,761	3,118,853
ORIX Corp. (Japan)	4,490	1,183,354
SLM Corp.(b)	39,300	2,262,894

		13,447,851

Containers & Packaging — 0.1%
Ball Corp.(b)	10,000	531,700
Bemis Co.	11,300	374,934
Pactiv Corp.(a)	10,900	347,601
Sealed Air Corp.(a)	13,200	409,464
Temple-Inland, Inc.	9,700	596,841

		2,260,540

Distributors — 0.1%
Genuine Parts Co.	15,200	753,920
Jardine Cycle & Carriage Ltd.	23,000	235,897
Pacific Brands Ltd. (Australia)	258,714	756,718

		1,746,535

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)	14,800	864,764
H&R Block, Inc.	29,100	680,067

		1,544,831

Diversified Financial Services — 2.5%
Bank of America Corp.	426,038	20,828,998
Challenger Financial Services Group Ltd. (Australia)	62,164	307,257
Chicago Mercantile Exchange Holdings, Inc.(b)	3,400	1,816,824
CIT Group, Inc.	19,000	1,041,770
Citigroup, Inc.	466,358	23,919,502
Fortis (Belgium)	43,156	1,829,116
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	34,000	480,484
ING Groep NV (Netherlands)	39,644	1,744,884
JPMorgan Chase & Co.	329,801	15,978,858

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Diversified Financial Services (cont’d.)
Moody’s Corp.	24,700	$1,536,340
OKO Bank PLC (Finland)	26,261	486,607
Singapore Exchange Ltd. (Singapore)	16,000	102,433

		70,073,073

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	589,068	24,446,322
Belgacom SA (Belgium)	25,842	1,143,727
BT Group PLC (United Kingdom)	126,583	842,479
CenturyTel, Inc.	10,400	510,120
Citizens Communications Co.	31,000	473,370
Embarq Corp.	13,243	839,209
France Telecom SA (France)	35,339	969,223
Nippon Telegraph & Telephone Corp. (Japan)	212	941,840
Qwest Communications International, Inc.(a)(b)	151,257	1,467,193
Swisscom AG (Switzerland)	3,109	1,062,907
Telecom Corp. of New Zealand Ltd. (New Zealand)	338,199	1,196,689
Telecom Italia SpA (Italy)	491,484	1,089,249
Telefonica SA (Spain)	20,281	451,335
Verizon Communications Group Inc.	274,176	11,287,826
Windstream Corp.	47,457	700,465

		47,421,954

Electric Utilities — 1.0%
Allegheny Energy, Inc.(a)	14,900	770,926
American Electric Power Co., Inc.	38,560	1,736,742
CLP Holdings Ltd. (Hong Kong)	35,500	238,129
Contact Energy Ltd.	58,960	409,523
Duke Energy Corp.	118,924	2,176,309
E.ON AG (Germany)	16,525	2,759,058
Edison International	29,800	1,672,376
Enel SpA (Italy)	27,024	290,482
Energias de Portugal SA (Portugal)	126,637	700,256
Entergy Corp.	18,200	1,953,770
Exelon Corp.	62,474	4,535,613
FirstEnergy Corp.	30,001	1,941,965
FPL Group, Inc.	38,000	2,156,120
Hokkaido Electric Power Co., Inc. (Japan)	33,500	727,817
Pinnacle West Capital Corp.	9,700	386,545
PPL Corp.(b)	36,000	1,684,440
Progress Energy, Inc.(b)	24,583	1,120,739
Southern Co. (The)	72,200	2,475,738
Tokyo Electric Power Co., Inc. (The) (Japan)	27,400	881,251

		28,617,799

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	38,732	873,321
Cooper Industries Ltd.	17,400	993,366
Emerson Electric Co.	75,500	3,533,399
Renewable Energy Corp. AS (Norway)(a)	1,900	73,584
Rockwell Automation, Inc.	14,600	1,013,824
Schneider Electric SA (France)	11,017	1,543,573

		8,031,067

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	42,214	1,622,706
Jabil Circuit, Inc.	18,600	410,502
Kyocera Corp. (Japan)	6,800	725,702
Molex, Inc.	11,700	351,117
Solectron Corp.(a)	61,700	227,056

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Electronic Equipment & Instruments (cont’d.)
TDK Corp. (Japan)	14,000	$1,355,371
Tektronix, Inc.	5,100	172,074
Venture Manufacturing Ltd. Corp. (Singapore)	13,000	133,333

		4,997,861

Energy Equipment & Services — 1.0%
B.J. Services Co.	27,500	782,100
Baker Hughes, Inc.(b)	29,350	2,469,216
ENSCO International, Inc.(b)	13,500	823,635
Fugro NV (Netherlands)	2,248	142,415
Halliburton Co.(b)	86,300	2,977,350
Nabors Industries Ltd. (Bermuda)(a)	24,500	817,810
National Oilwell Varco, Inc.(a)	16,800	1,751,232
Noble Corp.	12,600	1,228,752
Rowan Cos., Inc.	5,700	233,586
Schlumberger Ltd.(b)	110,400	9,377,376
SeaDrill Ltd. (Bermuda)(a)	4,200	90,102
Smith International, Inc.(b)	17,900	1,049,656
Transocean, Inc.(a)	27,497	2,914,132
Weatherford International Ltd.(a)	33,100	1,828,444
WorleyParsons Ltd. (Australia)	43,447	1,252,372

		27,738,178

Food & Staples Retailing — 1.2%
Axfood AB (Sweden)	5,150	182,151
Casino GuichardPerrachon SA (France)	7,748	783,448
Colruyt SA (Belgium)	490	102,277
Costco Wholesale Corp.	43,000	2,516,360
CVS Corp.	146,348	5,334,385
J. Sainsbury PLC (United Kingdom)	72,697	849,807
Kroger Co. (The)	65,846	1,852,248
Safeway, Inc.	44,100	1,500,723
Supervalu, Inc.	20,010	926,863
Sysco Corp.	58,900	1,943,111
UNY Co. Ltd.	7,000	83,232
Walgreen Co.	93,100	4,053,574
Wal-Mart Stores, Inc.	230,400	11,084,544
Whole Foods Market, Inc.	14,100	540,030
Woolworths Ltd. (Australia)	36,574	837,203

		32,589,956

Food Products — 0.9%
Archer-Daniels-Midland Co.	62,426	2,065,676
Campbell Soup Co.(b)	20,700	803,367
ConAgra Foods, Inc.	47,300	1,270,478
Dean Foods Co.(a)	12,000	382,440
Ebro Puleva SA (Spain)	35,264	758,077
Futuris Corp. Ltd. (Australia)	21,276	50,145
General Mills, Inc.	32,400	1,892,808
Goodman Fielder Ltd.	139,469	287,328
H.J. Heinz Co.	31,800	1,509,546
Hershey Co. (The)	15,300	774,486
Kellogg Co.	24,400	1,263,676
Kraft Foods, Inc.	153,653	5,416,269
McCormick & Co., Inc.	11,000	419,980
Nestle SA (Class B Stock) (Switzerland)	3,454	1,312,429
Sara Lee Corp.	68,000	1,183,200
Suedzucker AG (Germany)	50,011	1,108,955
The East Asiatic Co. Ltd. (Denmark)	8,400	461,974
Tyson Foods, Inc. (Class A Stock)	22,700	523,008

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Food Products (cont’d.)
Unilever NV (Netherlands)	53,098	$1,647,834
Unilever PLC (United Kingdom)	37,773	1,219,685
WM Wrigley Jr. Co.(b)	20,000	1,106,200

		25,457,561

Gas Utilities
Gas Natural SDG SA(Spain)	3,889	236,278
Nicor, Inc.	4,600	197,432
Questar Corp.	15,200	803,320

		1,237,030

Healthcare Equipment & Supplies — 0.7%
Bard C.R., Inc.	9,100	751,933
Bausch & Lomb, Inc.	3,700	256,928
Baxter International, Inc.	62,600	3,526,884
Becton Dickinson & Co.	23,700	1,765,650
Biomet, Inc.	19,500	891,540
Boston Scientific Corp.(a)	111,967	1,717,574
Hospira, Inc.(a)	16,760	654,310
Medtronic, Inc.	107,900	5,595,694
Phonak Holding AG (Switzerland)	3,022	270,890
St. Jude Medical, Inc.(a)	31,200	1,294,488
Stryker Corp.(b)	27,700	1,747,593
Varian Medical Systems, Inc.	8,500	361,335
Zimmer Holdings, Inc.(a)	22,500	1,910,025

		20,744,844

Healthcare Providers & Services — 1.0%
Aetna, Inc.	49,800	2,460,120
AmerisourceBergen Corp.	17,600	870,672
Cardinal Health, Inc.	37,350	2,638,404
Cigna Corp.	27,600	1,441,272
Coventry Health Care, Inc.(a)	13,950	804,218
Express Scripts, Inc.(a)(b)	24,200	1,210,242
Fresenius Medical Care AG (Germany)	3,473	159,629
Humana, Inc.(a)	15,900	968,469
Laboratory Corp. of America Holdings(a)(b)	11,200	876,512
Manor Care, Inc.(b)	7,500	489,675
McKesson Corp.	28,530	1,701,529
Medco Health Solutions, Inc.(a)	27,049	2,109,552
Patterson Cos., Inc.(a)	10,000	372,700
Quest Diagnostics, Inc.(b)	15,100	779,915
Sonic Healthcare Ltd. (Australia)	3,554	45,377
Tenet Healthcare Corp.(a)(b)	44,600	290,346
UnitedHealth Group, Inc.	131,900	6,745,365
WellPoint, Inc.(a)	59,000	4,709,970

		28,673,967

Healthcare Technology
IMS Health, Inc.	17,200	552,636

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.(b)	41,400	2,019,078
Carnival PLC (United Kingdom)	1,899	90,757
Darden Restaurants, Inc.	15,150	666,449
Enterprise Inns PLC	28,773	396,455
Harrah’s Entertainment, Inc.	17,500	1,492,050
Hilton Hotels Corp.	32,700	1,094,469
International Game Technology	29,300	1,163,210
Lottomatica SpA (Italy)	2,734	108,472
Marriott International, Inc. (Class A Stock)(b)	30,300	1,310,172

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	112,800	$5,725,728
Starbucks Corp.(a)	67,300	1,765,952
Starwood Hotels & Resorts Worldwide, Inc.	20,900	1,401,763
Wendy’s International, Inc.	9,600	352,800
Wyndham Worldwide Corp.(a)	19,320	700,543
Yum! Brands, Inc.	48,200	1,577,104

		19,865,002

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	34,117	676,275
Bellway PLC (United Kingdom)	7,664	192,944
Black & Decker Corp.	6,900	609,339
Bovis Homes Group PLC (United Kingdom)	11,229	200,378
Centex Corp.	8,700	348,870
D.R. Horton, Inc.(b)	23,700	472,341
Daito Trust Construction Co. Ltd. (Japan)	9,800	467,216
Fortune Brands, Inc.	14,000	1,153,181
George Wimpey PLC (United Kingdom)	65,831	658,973
Harman International Industries, Inc.	6,400	747,520
KB Home	5,700	224,409
Leggett & Platt, Inc.	14,800	326,340
Lennar Corp.	13,300	486,248
Makita Corp. (Japan)	7,900	351,610
Matsushita Electric Industrial Co. Ltd. (Japan)	61,000	1,211,331
Newell Rubbermaid, Inc.	26,414	777,364
Pulte Homes, Inc.	13,200	296,340
Sekisui Chemical Co. Ltd. (Japan)	42,000	325,084
Sekisui House Ltd. (Japan)	11,000	146,964
Snap-On, Inc.	4,900	247,499
Sony Corp. (Japan)	12,000	616,934
Stanley Works (The)	7,900	479,530
Taylor Woodrow PLC (United Kingdom)	35,294	254,087
Whirlpool Corp.	7,526	836,891

		12,107,668

Household Products — 1.0%
Clorox Co.	13,800	856,980
Colgate-Palmolive Co.	48,100	3,119,285
Henkel KGaA (Germany)	2,285	120,410
Kimberly-Clark Corp.	42,900	2,869,581
Procter & Gamble Co.	295,725	18,095,412
Reckitt Benckiser PLC (United Kingdom)	28,625	1,567,092

		26,628,760

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)	64,700	1,415,636
Constellation Energy Group, Inc.	17,100	1,490,607
Dynegy, Inc. (Class A Stock)(a)	37,500	354,000
International Power PLC (United Kingdom)	115,618	993,816
TXU Corp.	42,100	2,833,330

		7,087,389

Industrial Conglomerates — 1.9%
3M Co.	68,800	5,971,152
Cookson Group PLC (United Kingdom)	9,396	133,075
General Electric Co.	968,600	37,078,008
Orkla ASA (Norway)	80,950	1,526,303
Siemens AG (Germany)	6,691	958,163
Textron, Inc.	12,200	1,343,342

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Industrial Conglomerates (cont’d.)
Tyco International Ltd. (Bermuda)	185,261	$6,259,969

		53,270,012

Insurance — 2.5%
ACE Ltd. (Bermuda)	30,800	1,925,616
Aegon NV (Netherlands)	53,754	1,057,987
Aflac, Inc.(b)	47,000	2,415,800
Allianz AG (Germany)	11,366	2,650,521
Allstate Corp. (The)	62,500	3,844,375
AMBAC Financial Group, Inc.	10,400	906,776
American International Group, Inc.	245,788	17,212,535
AON Corp.(b)	29,100	1,239,951
Assurant, Inc.	8,600	506,712
Aviva PLC (United Kingdom)	85,093	1,263,182
AXA SA (France)	31,330	1,346,741
Chubb Corp.	42,600	2,306,364
Cincinnati Financial Corp.	17,837	774,126
CNP Assurances (France)	2,118	270,636
Genworth Financial, Inc.	42,900	1,475,760
Hartford Financial Services Group, Inc.	30,000	2,955,300
Legal & General Group PLC (United Kingdom)	85,000	255,005
Lincoln National Corp.	26,117	1,853,001
Loews Corp.	42,900	2,187,042
Marsh & McLennan Cos., Inc.(b)	53,200	1,642,816
MBIA, Inc.(b)	17,350	1,079,517
MetLife, Inc.	71,000	4,578,080
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	7,052	1,293,274
Old Mutual PLC (United Kingdom)	19,030	64,126
Principal Financial Group	25,400	1,480,566
Progressive Corp. (The)(b)	70,100	1,677,493
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	272,806	793,660
SAFECO Corp.(b)	11,000	684,860
SCOR (France)	1,726	46,852
Swiss Life Holding (Switzerland)	90	23,728
Swiss Reinsurance (Switzerland)	16,967	1,547,392
Torchmark Corp.	9,000	603,000
Travelers Cos., Inc. (The)	63,535	3,399,123
UnumProvident Corp.	32,210	841,003
XL Capital Ltd. (Class A Stock) (Bermuda)	17,100	1,441,359
Zurich Financial Services AG (Switzerland)	5,755	1,779,046

		69,423,325

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)	27,300	1,867,593
Home Retail Group (United Kingdom)	67,186	616,045
IAC/InterActiveCorp(a)	20,700	716,427

		3,200,065

Internet Software & Services — 0.6%
eBay, Inc.(a)	107,000	3,443,260
Google, Inc. (Class A Stock)(a)	20,400	10,676,952
Verisign, Inc.(a)	17,500	555,275
Yahoo!, Inc.(a)	112,200	3,043,986

		17,719,473

IT Services — 0.5%
Affiliated Computer Services, Inc.(a)	10,400	589,888
Automatic Data Processing, Inc.	53,000	2,568,910
Cognizant Technology Solutions Corp.(a)	13,600	1,021,224
Computer Sciences Corp.(a)	17,400	1,029,210
Convergys Corp.(a)	14,800	358,752

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

IT Services (cont’d.)
Electronic Data Systems Corp.	47,700	$1,322,721
Fidelity National Information Services, Inc.(b)	14,600	792,488
First Data Corp.	70,610	2,306,829
Fiserv, Inc.(a)	15,700	891,760
NTT Data Corp. (Japan)	181	859,980
Paychex, Inc.(b)	32,100	1,255,752
Unisys Corp.(a)	31,500	287,910
Western Union Co.	72,110	1,502,051

		14,787,475

Leisure Equipment & Products — 0.2%
Brunswick Corp.	7,200	234,936
Eastman Kodak Co.(b)	20,400	567,732
FUJIFILM Holdings Corp. (Japan)	15,200	680,219
Hasbro, Inc.	15,800	496,278
Mattel, Inc.(b)	36,451	921,846
Nikon Corp. (Japan)	39,000	1,089,624
Yamaha Corp. (Japan)	18,000	374,254

		4,364,889

Life Sciences, Tools & Services — 0.1%
Applera Corp. — Applied Biosystems Group	17,300	528,342
Millipore Corp.(a)(b)	4,700	352,923
PerkinElmer, Inc.	12,800	333,568
Thermo Electron Corp.(a)	38,200	1,975,704
Waters Corp.(a)	9,600	569,856

		3,760,393

Machinery — 1.0%
Alfa Laval AB (Sweden)	2,600	156,651
Amada Co. Ltd. (Japan)	30,000	375,472
Caterpillar, Inc.	60,200	4,713,660
Charter PLC (United Kingdom)	25,809	569,504
Cummins, Inc.	9,200	931,132
Daifuku Co. Ltd.	13,900	192,032
Danaher Corp.	22,300	1,683,650
Deere & Co.	21,800	2,632,132
Dover Corp.	19,300	987,195
Eaton Corp.	14,600	1,357,800
Glory Ltd. (Japan)	3,800	83,330
Hitachi Construction Machinery Co. Ltd. (Japan)	12,800	445,986
Illinois Tool Works, Inc.	38,400	2,080,896
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	29,200	1,600,744
ITT Corp.(b)	19,200	1,310,976
Komatsu Ltd. (Japan)	55,000	1,599,188
Komori Corp. (Japan)	22,000	516,386
Konecranes Oyj (Finland)	1,950	81,490
MAN AG (Germany)	5,794	827,149
NSK Ltd. (Japan)	43,000	445,628
Paccar, Inc.	22,562	1,963,796
Pall Corp.	10,000	459,900
Parker Hannifin Corp.	11,510	1,126,944
Sandvik AB (Sweden)	14,299	288,177
Scania AB (Class B Stock) (Sweden)	8,430	205,610
Sumitomo Heavy Industries Ltd. (Japan)	8,000	90,770
Terex Corp.(a)	9,400	764,220
Trelleborg AB (Class B Stock) (Sweden)	11,400	313,709
Volvo AB (Class B Stock) (Sweden)	20,500	407,591

		28,211,718

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Marine — 0.1%
Cosco Corp. Singapore Ltd. (Singapore)	43,000	$105,060
Kawasaki Kisen Kaisha Ltd. (Japan)	31,000	379,427
Mitsui O.S.K. Lines Ltd. (Japan)	107,000	1,454,766
Neptune Orient Lines Ltd.	112,000	387,784
Nippon Yusen KK (Japan)	36,000	330,688

		2,657,725

Media — 1.6%
CBS Corp. (Class B Stock)	69,634	2,320,205
Clear Channel Communications, Inc.	45,700	1,728,374
Comcast Corp. (Class A Stock)(a)(b)	291,390	8,193,888
Daily Mail & General Trust PLC	3,834	58,631
DIRECTV Group, Inc. (The)(a)	76,000	1,756,360
Dow Jones & Co., Inc.	6,800	390,660
E.W. Scripps Co.	8,600	392,934
EMAP PLC (United Kingdom)	10,434	171,227
Eniro AB (Sweden)	11,200	142,045
Gannett Co., Inc.	22,100	1,214,395
Gestevision Telecinco SA (Spain)	3,271	92,545
Interpublic Group of Cos., Inc.(a)(b)	37,200	424,080
Lagardere SCA (France)	6,971	604,585
McGraw-Hill Cos., Inc. (The)	32,500	2,212,600
Meredith Corp.	2,700	166,320
New York Times Co. (The) (Class A Stock)(b)	10,700	271,780
News Corp. (Class A Stock)	222,500	4,719,225
Omnicom Group, Inc.	31,400	1,661,688
Time Warner, Inc.	357,500	7,521,800
Tribune Co.	7,925	232,995
Viacom, Inc. (Class B Stock)(a)	64,834	2,699,039
Vivendi (France)	43,117	1,854,795
Walt Disney Co.	191,900	6,551,466
Yell Group PLC (United Kingdom)	11,250	103,918

		45,485,555

Metals & Mining — 0.9%
Acerinox SA (Spain)	13,504	329,393
Alcoa, Inc.	82,140	3,329,135
Allegheny Technologies, Inc.	10,200	1,069,776
Anglo American PLC (United Kingdom)	30,860	1,811,846
Arcelor Mittal (Netherlands)	7,301	455,967
BHP Billiton Ltd. (Australia)	11,328	336,425
BHP Billiton PLC (United Kingdom)	23,859	662,776
Freeport-McMoRan Copper & Gold, Inc.	35,694	2,956,177
Newmont Mining Corp. (Netherlands)(b)	42,500	1,660,050
Nippon Steel Corp. (Japan)	69,000	486,432
Nucor Corp.	27,400	1,607,010
Outokumpu OYJ (Class A Stock) (Finland)	18,000	605,409
Rautaruukki OYJ (Finland)	4,600	293,855
Rio Tinto Group PLC (United Kingdom)	25,934	1,984,050
Salzgitter AG (Germany)	3,492	669,244
Sumitomo Metal Industries Ltd. (Japan)	258,000	1,521,283
Sumitomo Metal Mining Co. Ltd.	36,000	782,132
ThyssenKrupp AG (Germany)	25,213	1,492,181
United States Steel Corp.	11,400	1,239,750
Voestalpine AG (Australia)	1,491	125,334
Xstrata PLC (Switzerland)	10,090	600,688

		24,018,913

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Multiline Retail — 0.6%
Big Lots, Inc.(a)	9,200	$270,664
Dillard’s, Inc.	7,800	280,254
Dollar General Corp.	29,356	643,484
Family Dollar Stores, Inc.	13,700	470,184
J.C. Penney Co., Inc.	21,100	1,527,218
Kohl’s Corp.(a)	33,500	2,379,505
Macy’s, Inc.	42,274	1,681,660
Marks & Spencer Group PLC (United Kingdom)	66,968	841,059
Next PLC (United Kingdom)	2,478	99,485
Nordstrom, Inc.	20,500	1,047,960
Sears Holding Corp.(a)	7,542	1,278,369
Target Corp.(b)	80,400	5,113,439

		15,633,281

Multi-Utilities — 0.6%
Ameren Corp.(b)	18,100	887,081
CenterPoint Energy, Inc.(b)	27,800	483,720
Centrica PLC (United Kingdom)	133,553	1,037,611
CMS Energy Corp.	22,000	378,400
Consolidated Edison, Inc.(b)	25,000	1,128,000
Dominion Resources, Inc.	33,616	2,901,396
DTE Energy Co.	16,800	810,096
Integrys Energy Group, Inc.	5,620	285,103
KeySpan Corp.	18,200	764,036
National Grid PLC (United Kingdom)	93,691	1,382,440
NiSource, Inc.	22,400	463,904
PG&E Corp.	33,400	1,513,020
Public Service Enterprise Group, Inc.	23,100	2,027,717
RWE AG (Germany)	1,293	137,162
Sempra Energy	25,319	1,499,644
TECO Energy, Inc.	22,300	383,114
Vector Ltd.	50,072	104,993
Xcel Energy, Inc.	39,110	800,582

		16,988,019

Office Electronics — 0.1%
Canon, Inc. (Japan)	22,350	1,312,410
Ricoh Co. Ltd. (Japan)	36,000	833,299
Xerox Corp.(a)	87,900	1,624,393

		3,770,102

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	44,354	2,305,964
Apache Corp.	31,014	2,530,432
BP PLC (United Kingdom)	331,078	3,983,635
Caltex Australia Ltd. (Australia)	7,559	151,690
Chesapeake Energy Corp.	40,800	1,411,680
Chevron Corp.	204,022	17,186,813
ConocoPhillips	154,077	12,095,045
CONSOL Energy, Inc.	17,300	797,703
Devon Energy Corp.	41,600	3,256,864
El Paso Corp.	64,336	1,108,509
ENI SpA (Italy)	32,755	1,187,611
EOG Resources, Inc.	22,800	1,665,768
Exxon Mobil Corp.	535,940	44,954,648
Hess Corp.	25,800	1,521,168
Marathon Oil Corp.	63,982	3,836,361
Murphy Oil Corp.	16,900	1,004,536
Neste Oil OYJ (Finland)	23,304	913,201
Nippon Mining Holdings, Inc. (Japan)	80,500	772,800

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Nippon Oil Corp. (Japan)	147,000	$1,368,219
Occidental Petroleum Corp.	77,900	4,508,852
Peabody Energy Corp.(b)	22,800	1,103,064
Repsol YPF SA (Spain)	12,097	478,903
Royal Dutch Shell (Netherlands)	34,918	1,421,545
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	57,915	2,414,245
Santos Ltd. (Australia)	33,901	400,654
Singapore Petroleum Co. Ltd. (Singapore)	138,000	518,373
Spectra Energy Corp.	58,762	1,525,462
Sunoco, Inc.	14,300	1,139,424
Total SA (France)	32,186	2,609,584
Valero Energy Corp.	52,400	3,870,264
Williams Cos., Inc.(b)	55,500	1,754,910
XTO Energy, Inc.	35,633	2,141,543

		125,939,470

Paper & Forest Products — 0.2%
International Paper Co.(b)	42,173	1,646,856
MeadWestvaco Corp.	16,314	576,210
Svenska Cellulosa AB (SCA) (Class B Stock) (Sweden)	38,400	642,161
Weyerhaeuser Co.	19,100	1,507,563

		4,372,790

Personal Products — 0.1%
Avon Products, Inc.	40,500	1,488,375
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,400	473,304
Oriflame Cosmetics SA (Luxembourg)	8,700	408,403

		2,370,082

Pharmaceuticals — 3.2%
Abbott Laboratories	145,600	7,796,880
Allergan, Inc.(b)	31,600	1,821,424
AstraZeneca PLC (United Kingdom)	41,426	2,220,055
Barr Pharmaceuticals, Inc.(a)	11,500	577,645
Bristol-Myers Squibb Co.	189,200	5,971,152
Eli Lilly & Co.	92,500	5,168,900
Forest Laboratories, Inc.(a)	29,500	1,346,675
GlaxoSmithKline PLC (United Kingdom)	96,025	2,501,451
Johnson & Johnson	273,148	16,831,379
King Pharmaceuticals, Inc.(a)	23,566	482,160
Kyowa Hakko Kogyo Co. Ltd. (Japan)	6,000	56,674
Merck & Co., Inc.	204,700	10,194,060
Mylan Laboratories, Inc.	20,900	380,171
Novartis AG (Switzerland)	16,799	943,106
Novo Nordisk, Inc. (Denmark)	1,400	152,285
Orion Oyj (Finland)	9,207	230,416
Pfizer, Inc.	668,045	17,081,910
Roche Holding AG (Switzerland)	12,048	2,134,744
Sanofi-Aventis (France)	16,509	1,333,718
Schering-Plough Corp.	138,100	4,203,764
Takeda Pharmaceutical Co. Ltd. (Japan)	5,400	349,109
Watson Pharmaceuticals, Inc.(a)	12,200	396,866
Wyeth	126,100	7,230,574

		89,405,118

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)	10,800	544,536
Archstone-Smith Trust	21,100	1,247,221
AvalonBay Communities, Inc.(b)	7,400	879,712
Boston Properties, Inc.	11,800	1,205,134

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Real Estate Investment Trusts (cont’d.)
British Land Co. PLC (United Kingdom)	6,336	$169,547
Centro Properties Group (Australia)	8,331	60,036
Developers Diversified Realty Corp.	11,300	595,623
Equity Residential	27,100	1,236,573
Host Marriot Corp.	52,500	1,213,800
ING Industrial Fund (Australia)	410,510	814,393
Kimco Realty Corp.(b)	21,500	818,505
Land Securities Group PLC	5,256	183,043
Mirvac Group (Australia)	76,695	370,627
Plum Creek Timber Co., Inc.(b)	14,100	587,406
ProLogis	24,400	1,388,360
Public Storage, Inc.	10,900	837,338
Simon Property Group, Inc.	20,600	1,916,624
Vornado Realty Trust(b)	13,000	1,427,920

		15,496,398

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.	18,800	686,200
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	458,359
City Developments Ltd. (Singapore)	11,000	124,318
Immoeast AG (Australia)(a)	2,992	42,222
Lend Lease Corp. Ltd. (Australia)	13,250	208,267
Meinl European Land Ltd.(a)	5,240	150,194
Swire Pacific Ltd. (Hong Kong)	28,000	311,183
Tokyo Tatemono Co. Ltd. (Japan)	5,000	62,416
UOL Group Ltd. (Singapore)	28,000	106,092
Wharf Holdings (Hong Kong)	139,000	555,524
Wihlborgs Fastigheter AB (Sweden)	2,924	51,575

		2,756,350

Road & Rail — 0.4%
Asciano Group (Australia)(a)	2,636	22,639
Burlington Northern Santa Fe Corp.	34,200	2,911,788
CSX Corp.	40,600	1,830,248
Norfolk Southern Corp.	38,200	2,008,174
Ryder System, Inc.(b)	6,900	371,220
Seino Transportation Co. Ltd. (Japan)	12,000	113,738
Union Pacific Corp.	26,100	3,005,415

		10,263,222

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(a)(b)	39,000	557,700
Altera Corp.(a)	33,500	741,355
Analog Devices, Inc.	32,200	1,212,008
Applied Materials, Inc.(b)	130,900	2,600,983
ASML Holding N.V. (Netherlands)(a)	16,853	463,042
Broadcom Corp. (Class A Stock)(a)	43,950	1,285,538
Intel Corp.	541,900	12,875,543
KLA-Tencor Corp.(b)	22,500	1,236,375
Linear Technology Corp.(b)	25,800	933,444
LSI Logic Corp.(a)(b)	52,300	392,773
Maxim Integrated Products, Inc.	26,100	872,001
MEMC Electronic Materials, Inc.(a)	18,800	1,149,056
Micron Technology, Inc.(a)(b)	58,400	731,752
National Semiconductor Corp.	23,900	675,653
Novellus Systems, Inc.(a)(b)	10,400	295,048
NVIDIA Corp.(a)(b)	34,300	1,416,933
Sumco Corp. (Japan)	23,300	1,171,387
Teradyne, Inc.(a)	22,100	388,518
Texas Instruments, Inc.	134,900	5,076,287

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	15,800	$1,165,190
Xilinx, Inc.	32,000	856,640

		36,097,226

Software — 1.5%
Adobe Systems, Inc.(a)	54,700	2,196,205
Autodesk, Inc.(a)	21,800	1,026,344
BMC Software, Inc.(a)(b)	19,100	578,730
Business Objects SA (France)(a)	3,160	123,436
CA, Inc.	39,064	1,009,023
Citrix Systems, Inc.(a)(b)	16,400	552,188
Compuware Corp.(a)	28,000	332,080
Electronic Arts, Inc.(a)	29,500	1,395,940
Intuit, Inc.(a)	32,800	986,624
Microsoft Corp.	807,000	23,782,290
Nintendo Co. Ltd. (Japan)	1,100	402,924
Novell, Inc.(a)	24,200	188,518
Oracle Corp.(a)	373,900	7,369,569
Symantec Corp.(a)	90,678	1,831,696

		41,775,567

Specialty Retail — 0.9%
Abercrombie & Fitch Co.	7,200	525,456
Aoyama Trading Co. Ltd. (Japan)	2,500	76,954
Autobacs Seven Co. Ltd. (Japan)	1,600	50,030
AutoNation, Inc.(a)	16,974	380,897
AutoZone, Inc.(a)	4,800	655,776
Bed Bath & Beyond, Inc.(a)	26,700	960,933
Best Buy Co., Inc.	36,725	1,713,956
Circuit City Stores, Inc.	17,200	259,376
Gap, Inc. (The)	52,700	1,006,570
H&M AB (Class B Stock) (Sweden)	5,400	319,281
Home Depot, Inc.	191,250	7,525,687
Limited Brands, Inc.(b)	31,106	853,860
Lowe’s Cos., Inc.	142,000	4,357,980
Office Depot, Inc.(a)	27,800	842,340
OfficeMax, Inc.	7,500	294,750
RadioShack Corp.(b)	11,200	371,168
Sherwin-Williams Co. (The)	9,500	631,465
Staples, Inc.	67,549	1,602,938
Tiffany & Co.	11,600	615,496
TJX Cos., Inc. (The)	40,600	1,116,500

		24,161,413

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	34,000	1,611,260
Jones Apparel Group, Inc.	12,600	355,950
Liz Claiborne, Inc.	10,900	406,570
NIKE, Inc. (Class B Stock)	35,000	2,040,150
Nisshinbo Industries, Inc. (Japan)	15,000	209,787
Onward Kashiyama Co. Ltd. (Japan)	25,000	319,391
Polo Ralph Lauren Corp.	5,300	519,983
Swatch Group AG (Switzerland)	6,606	373,637
VF Corp.	8,100	741,798

		6,578,526

Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.(b)	56,200	2,042,870
Fannie Mae(b)	91,400	5,971,162
Freddie Mac(b)	65,300	3,963,710

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Thrifts & Mortgage Finance (cont’d.)
Hudson City Bancorp, Inc.(b)	45,800	$559,676
Hypo Real Estate Holding AG (Germany)	1,343	86,799
MGIC Investment Corp.(b)	8,800	500,368
Sovereign Bancorp, Inc.	38,955	823,509
Washington Mutual, Inc.(b)	86,078	3,670,366

		17,618,460

Tobacco — 0.7%
Altria Group, Inc.	198,600	13,929,805
British American Tobacco (United Kingdom)	14,188	483,888
Imperial Tobacco Group (United Kingdom)	34,579	1,594,298
Reynolds American, Inc.(b)	16,500	1,075,800
Swedish Match AB (Sweden)	8,400	162,035
UST, Inc.	15,100	811,021

		18,056,847

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	79,000	916,240
Marubeni Corp. (Japan)	77,000	634,761
Mitsubishi Corp. (Japan)	10,600	278,075
Mitsui & Co. Ltd. (Japan)	75,000	1,495,432
Sumitomo Corp. (Japan)	39,000	712,690
W.W. Grainger, Inc.	6,900	642,045

		4,679,243

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	44,000	179,507
Kamigumi Co. Ltd. (Japan)	17,000	147,460
Macquarie Infrastructure Group	379,455	1,158,130

		1,485,097

Wireless Telecommunication Services — 0.4%
Alltel Corp.	33,400	2,256,170
Cosmote Mobile Telecommunication SA (Greece)	13,470	415,562
Sprint Nextel Corp.(b)	271,977	5,632,643
Vodafone Group PLC (United Kingdom)	1,132,143	3,793,598

		12,097,973

TOTAL COMMON STOCKS (cost $969,602,266)		1,473,732,803

PREFERRED STOCK — 0.1%
Automobiles
Porsche AG (Germany) (cost $1,008,430)	859	1,533,142

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 33.2%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.(j)
4.75%	08/15/10	Baa2	$2,000	$1,955,692
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	996,173
Goodrich Corp.
6.80%	07/01/36	Baa2	1,301	1,346,427
Lockheed Martin Corp.
6.15%	09/01/36	Baa1	670	668,130
Northrop Grumman Corp.
7.125%	02/15/11	Baa1	1,025	1,075,133
Raytheon Co.
4.50%	11/15/07	Baa1	194	193,320
5.50%	11/15/12	Baa1	625	622,596

				6,857,471

Airlines — 0.1%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	2,420	2,413,949
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	349	351,498
6.703%	06/15/21	Baa2	183	183,974
Southwest Airlines Co.
6.50%	03/01/12	Baa1	965	988,964

				3,938,385

Asset Backed Securities — 1.3%
American Express Credit Account Master Trust I,(g)(j) Series 2004-4, Class C
5.79%	03/15/12	Baa1	1,510	1,514,011
Series 2004-C, Class C
5.82%	02/15/12	Baa1	596	597,114
Amortizing Residential Collateral Trust,(g) Series 2002-BC9, Class M1
6.97%	12/25/32	Aa2	2,664	2,666,359
Bank of America Credit Card,(g) Series 2006, Class C5
5.72%	01/15/16	Baa2	4,159	4,165,459
Bank One Issuance Trust, Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,431,344
CDC Mortgage Capital Trust,(g)
Series 2002-HE3, Class M1
6.97%	03/25/33	Aa2	1,166	1,167,343
Series 2003-HE1, Class M2
8.245%	08/25/33	A2	83	83,219
Centex Home Equity,(g)
Series 2005-A, Class M2
5.82%	01/25/35	Aa2	2,250	2,258,870
Citibank Credit Card Issuance Trust,(g)
Series 2006-C1, Class C1
5.72%	02/20/15	Baa2	1,500	1,505,843
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,669,053
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,639,312

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust,(g)
Series 2005-FFH1, Class M2
5.84%	06/25/36	Aa2	$1,800	$1,812,030
HFC Home Equity Loan Trust,(g)
Series 2005-2, Class M2
5.81%	01/20/35	Aa1	755	755,299
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,453,543
Morgan Stanley ABS Capital I,(g)
Series 2004-NC3, Class M2
6.42%	03/25/34	A2	1,749	1,752,073
Morgan Stanley Dean Witter Capital I,(g)
Series 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,850	1,850,888
Series 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,769	1,769,172
Prestige Auto Receivables Trust,(j)
Series 2004-1, Class A2
3.69%	06/15/11	Aaa	428	427,193
Saxon Asset Securities Trust,(g)
Series 2005-2, Class M2
5.76%	10/25/35	Aa2	1,480	1,484,955
Securitized Asset Backed Receivables LLC,(g)
Series 2004-OP1, Class M1
5.83%	02/25/34	Aa2	1,660	1,663,305
Series 2006-FR3, Class A3
5.57%	05/25/36	Aaa	1,400	1,410,108
SVO VOI Mortgage Corp.,(j)
Series 2005-AA, Class A
5.25%	02/20/21	Aaa	852	842,075
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	537	532,726

				36,451,294

Automotive — 0.1%
DaimlerChrysler Co. LLC
12.375%	05/01/20	Baa1	640	1,044,981
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	235	227,545
Oshkosh Truck Corp., Bank Loan(k)
7.11%	12/06/13	Ba3	1,995	2,000,767

				3,273,293

Banking — 0.7%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	1,690	1,905,474
Bank of America NA
5.30%	03/15/17	Aa1	850	811,652
6.00%(b)	10/15/36	Aa1	1,300	1,254,742
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,669,484
Citigroup, Inc.
5.625%	08/27/12	Aa2	1,900	1,900,405
6.125%	08/25/36	Aa2	725	711,891

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
DEPFA ACS Bank (Ireland)(j)
5.125%	03/16/37	Aaa	$1,325	$1,214,112
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	242,237
ICICI Bank Ltd. (India)(g)(j)
5.895%	01/12/10	Baa2	1,880	1,883,136
ICICI Bank Ltd. (Singapore)(j)
5.75%	11/16/10	Baa2	1,670	1,660,314
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa2	975	947,864
6.50%	01/15/09	Aa3	1,100	1,113,318
J.P. Morgan Chase Capital XVIII, Series R
6.95%	08/17/36	Aa3	690	697,448
Mizuho Finance Group Ltd.
(Cayman Islands)(j)
5.79%	04/15/14	Aa3	1,060	1,058,265
MUFG Capital Finance Group Ltd.
(Cayman Islands)(g)
6.346%	07/25/49	A2	800	782,734
Santander Central Hispano Issuances Ltd.
(Cayman Islands)
7.625%	09/14/10	Aa2	805	856,600
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	92,798

				19,802,474

Brokerage — 0.4%
Bear Stearns Cos., Inc. (The)
5.30%	10/30/15	A1	550	521,222
5.35%(b)	02/01/12	A1	740	726,137
Goldman Sachs Group, Inc. (The)
5.625%	01/15/17	A1	765	733,186
6.45%	05/01/36	A1	1,770	1,737,988
Lehman Brothers Holdings, Inc.(b)
5.25%	02/06/12	A1	1,850	1,818,418
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,429,321
4.79%	08/04/10	Aa3	375	367,470
5.00%	01/15/15	Aa3	190	179,940
5.77%(b)	07/25/11	Aa3	355	358,367
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,410,097
5.55%	04/27/17	Aa3	650	623,619
5.75%(b)	10/18/16	Aa3	1,860	1,817,053

				11,722,818

Building Materials & Construction — 0.3%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,046,069
Centex Corp.
6.50%	05/01/16	Baa2	315	302,923
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa1	1,270	1,355,616
K Hovnanian Enterprises, Inc.
10.50%	10/01/07	Ba3	3,865	3,898,819
Lafarge SA (France)
6.15%	07/15/11	Baa2	1,100	1,118,357

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
Pulte Homes, Inc.
5.25%	01/15/14	Baa3	$20	$18,302
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	573,640

				8,313,726

Cable — 0.4%
AT&T Broadband
9.455%	11/15/22	Baa2	115	145,952
Comcast Corp.
6.45%	03/15/37	Baa2	45	43,368
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,236,671
7.875%	08/15/09	Baa3	1,160	1,212,398
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,148,344
Insight Midwest Holdings LLC, Bank Loan(k)
6.60%	10/06/13	Ba2	1,800	1,802,813
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,848,154
Time Warner Cable, Inc.(b)(j)
5.40%	07/02/12	Baa2	2,410	2,366,677
5.85%	05/01/17	Baa2	40	38,906
6.55%	05/01/37	Baa2	895	865,024

				11,708,307

Capital Goods — 0.3%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	765,342
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,037,601
DP World Ltd.(j)
6.85%	07/02/37	A1	1,610	1,612,415
Erac USA Finance Co.(j)
7.35%	06/15/08	Baa2	2,450	2,483,531
FedEx Corp.
7.25%	02/15/11	Baa2	480	504,721
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,146,067
United Technologies Corp.(e)
6.35%	03/01/11	A2	810	833,502
8.875%	11/15/19	A2	640	797,142

				9,180,321

Chemicals — 0.2%
Dow Chemical Co.
5.97%	01/15/09	A3	430	431,872
6.125%	02/01/11	A3	690	699,597
Equistar Chemicals LP
10.125%	09/01/08	B1	1,125	1,169,999
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	766,386
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,068,619
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	510,708

				4,647,181

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations — 0.7%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	$4,212	$4,198,996
Bank of America Mortgage Securities, Inc.,(g)
Series 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,359	1,330,870
Series 2005-B, Class 2A1
4.388%	03/25/35	Aaa	1,299	1,271,299
Chase Mortgage Finance Corp.,(g)
Series 2007-A1, Class 1A5
4.359%	02/25/37	Aaa	4,657	4,612,275
Countrywide Alternative Loan Trust, Pass-Thru Certificates,
Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,103	2,040,399
J.P. Morgan Chase Commercial Mortgage Securities Corp.,(g)
Series 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,782	2,722,562
Master Alternative Loans Trust, Pass-Thru Certificates,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	553	530,369
Structured Adjustable Rate Mortgage Loan,(g)
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,284	1,278,518
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates,
Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,220	1,193,703
Washington Mutual, Inc.,(g)
Series 2002-AR15, Class A-5F
4.38%	12/25/32	Aaa	597	593,945

				19,772,936

Commercial Mortgage Backed Securities — 4.3%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,243,575
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,504,277
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,965,125
Series 2005-1, Class ASB(g)
5.003%	11/10/42	AAA(d)	1,100	1,077,498
Series 2006-2 A4(g)
5.93%	05/10/45	AAA(d)	4,400	4,386,867
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	3,500	3,385,531
Bear Stearns Commercial Mortgage Securities,(g)
Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,288,300
Series 2005-T18, Class AAB
4.823%	02/13/42	Aaa	2,250	2,152,815
Series 2005-T20, Class AAB
5.286%	10/12/42	Aaa	3,000	2,932,202

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Commercial Mortgage Pass-Thru Certificate,(g)(j)
Series 2004-LB2A, Class X2, I/O
0.956%	03/10/39	AAA(d)	$15,950	$379,322
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,427,589
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(g)
5.609%	02/15/39	AAA(d)	4,330	4,246,678
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	5,000	4,851,305
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	2,205	2,113,927
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,171	3,322,887
GE Commercial Mortgage Corp.,(g)(j)
Series 2004-C2, Class X2, I/O
0.752%	03/10/40	Aaa	28,914	505,472
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa	5,000	4,619,248
Ser. 2007-GG9, Class A4
5.444%	03/10/39	Aaa	4,250	4,114,502
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2
7.371%	08/15/32	Aaa	6,042	6,265,824
Series 2005-CB13, Class A4(g)
5.472%	01/12/43	Aaa	2,800	2,714,062
Series 2005-LDP5, Class A4(g)
5.345%	12/15/44	Aaa	3,630	3,506,722
Series 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	2,000	1,972,308
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	5,100	4,936,306
Series 2006-LDP6, Class X2, I/O(g)
0.25%	04/15/43	Aaa	161,659	854,222
Series 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,380	6,090,409
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	2,000	1,953,933
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa	10,435	10,894,475
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,638,261
Series 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(d)	5,000	4,814,276
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	649,247
Series 2006-C3, Class A4(g)
5.661%	03/15/39	Aaa	4,950	4,890,142
Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,814,854

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4(g)
6.105%	06/12/46	Aaa	$2,210	$2,226,436
Series 2007-5, Class A4
5.378%	08/12/48	Aaa	3,400	3,267,743
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4(g)
5.945%	10/15/42	AAA(d)	2,600	2,589,391
Series 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,400	4,298,348
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,645,916

				119,539,995

Consumer — 0.1%
Procter & Gamble Co. (The)
5.55%	03/05/37	Aa3	1,450	1,363,756
Western Union Telegram Co. (The)
5.93%	10/01/16	A3	565	551,232
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,053,964

				2,968,952

Electric — 1.0%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	762,960
Arizona Public Services Co.
6.25%	08/01/16	Baa2	170	170,749
6.375%	10/15/11	Baa2	1,250	1,274,380
Baltimore Gas & Electric(j)
6.35%	10/01/36	Baa2	530	524,858
Carolina Power & Light Co.
5.25%	12/15/15	A2	660	635,369
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,064,003
6.95%	03/15/33	Baa2	300	322,102
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	795,098
Consumers Energy Co.,
First Mortgage Bonds, Series D
5.375%	04/15/13	Baa1	435	428,082
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,246,022
Duke Energy Carolinas LLC
6.10%	06/01/37	A3	920	909,584
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	792,607
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,412,226
8.625%	08/01/15	Baa3	1,160	1,333,676
Energy East Corp.
6.75%	09/15/33	Baa2	140	143,947
Exelon Corp.
4.90%	06/15/15	Baa2	195	179,451
FirstEnergy Corp.
7.375%	11/15/31	Baa3	720	779,436

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Florida Power & Light Co.
5.95%	10/01/33	Aa3	$380	$372,886
Georgia Power Co., Series B
5.70%	06/01/17	A2	470	463,859
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	539,415
Midamerican Energy Holdings Co.(j)
5.95%	05/15/37	Baa1	450	424,107
Nevada Power Co.
6.50%	05/15/18	Ba1	1,180	1,192,234
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	452,264
NRG Energy, Bank Loan(k)
7.11%	02/01/13	Ba1	439	436,988
7.11%	02/01/13	Ba1	1,058	1,052,605
7.86%	06/08/14	B2	338	334,769
NSTAR Electric Co.
4.875%	04/15/14	A1	730	693,123
Ohio Edison Co.
6.40%	07/15/16	Baa2	730	745,775
6.875%	07/15/36	Baa2	135	140,970
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	471,636
7.00%	09/01/22	Baa2	545	569,187
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,559,589
Pepco Holdings, Inc.
5.50%	08/15/07	Baa3	397	397,266
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,928,280
Public Service Electric & Gas Co., M.T.N.
5.80%	05/01/37	A3	515	488,236
Southern California Edison Co.
4.65%	04/01/15	A2	610	565,805
Virginia Electric and Power Co.
6.00%	05/15/37	Baa1	715	683,180
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	768,458
5.613%(j)	04/01/17	Baa1	263	254,701
6.50%	07/01/36	Baa1	445	450,064

				27,759,947

Energy – Integrated — 0.2%
ConocoPhillips Canada Funding Co. (Canada)
5.95%	10/15/36	A1	260	252,265
Lukoil International Finance BV (Netherlands)(j)
6.356%	06/07/17	Baa2	530	512,510
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,068,427
Suncor Energy, Inc. (Canada)
6.50%	06/15/38	A3	375	376,828
TNK-BP Finance SA (Luxembourg)(j)
7.50%	07/18/16	Baa2	1,365	1,407,315

				4,617,345

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Energy – Other — 0.2%
Devon Energy Corp.
7.875%	09/30/31	Baa2	$280	$324,341
EnCana Corp. (Canada)
6.50%	08/15/34	Baa2	255	256,502
Halliburton Co.
5.50%	10/15/10	A2	200	199,806
Nexen, Inc. (Canada)
6.40%	05/15/37	Baa2	610	583,189
Talisman Energy, Inc. (Canada)
5.125%	05/15/15	Baa2	185	173,469
6.25%	02/01/38	Baa2	510	472,644
Valero Energy Corp.
6.125%	06/15/17	Baa3	820	817,357
6.625%	06/15/37	Baa3	815	811,245
Weatherford International, Inc.(j)
6.35%	06/15/17	Baa1	895	906,812
Weatherford International, Inc. (Bermuda)
6.50%	08/01/36	Baa1	25	24,176
Woodside Finance Ltd. (Australia)(b)(j)
5.00%	11/15/13	Baa1	1,660	1,591,555

				6,161,096

Foods — 0.5%
Aramark Corp., Bank Loan(k)
7.445%	01/26/14	Ba3	132	131,668
7.475%	01/19/14	Ba3	1,685	1,684,366
Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	949,956
Cadbury Schweppes American Finance, Inc.(j)
3.875%	10/01/08	Baa2	1,050	1,027,983
ConAgra Foods, Inc.
7.125%	10/01/26	Baa2	290	305,436
7.875%	09/15/10	Baa2	585	624,042
Delhaize Group (Belgium)(j)
6.50%	06/15/17	Baa3	460	461,813
HJ Heinz Co.(j)
6.428%	12/01/08	Baa2	1,620	1,636,168
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,328,518
Kraft Foods, Inc.
5.625%	11/01/11	Baa1	965	957,448
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	222,036
6.80%	04/01/11	Baa2	575	594,391
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	258,552
Tyson Foods, Inc.(b)
6.85%	04/01/16	Ba1	785	805,991
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,669,769

				12,658,137

Foreign Government Bonds — 0.2%
Gaz Capital for Gazprom (Luxembourg)(j)
6.51%	03/07/22	A3	2,100	2,072,700
Pemex Project Funding Master Trust
6.625%	06/15/35	Baa1	855	867,825
8.625%	12/01/23	Baa1	350	426,475

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	$1,140	$1,313,850
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)(j)
6.299%	05/15/17	A3	2,100	2,055,480

				6,736,330

Gaming
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	939,688
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,660

				952,348

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories
5.875%	05/15/16	A1	1,100	1,100,283
AmerisourceBerger Corp., Series WI
5.625%	09/15/12	Ba1	915	896,600
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,083,413
Boston Scientific Corp.
6.40%	06/15/16	Baa3	285	276,882
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	249,992
Cardinal Health, Inc.
5.80%(j)	10/15/16	Baa2	130	125,914
5.85%	12/15/17	Baa2	515	500,116
Community Health Systems, Bank Loan (k)
7.61%	06/28/14	Ba3	108	108,394
7.61%	06/28/14	Ba3	1,642	1,643,520
Genentech, Inc.
4.75%	07/15/15	A1	270	252,333
HCA, Inc., Bank Loan(k)
7.61%	11/14/13	Ba3	1,995	2,001,858
Health Management Associate Term B, Bank Loan(k)
7.11%	02/28/14	Ba3	1,210	1,210,550
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	539,766
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	60,682
5.95%	12/01/28	Aa3	205	200,619
Schering-Plough Corp.
5.55%	12/01/13	Baa1	695	697,559
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	690	644,998
Wyeth
5.50%	03/15/13	A3	915	905,434
5.50%	02/01/14	A3	210	206,973
5.95%	04/01/37	A3	1,645	1,572,098
6.45%	02/01/24	A3	60	61,851

				14,339,835

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	432,528
6.625%	06/15/36	A3	575	585,130

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care Insurance (cont’d.)
Cigna Corp.
6.15%	11/15/36	Baa2	$640	$609,633
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	2,200	2,194,983
UnitedHealth Group, Inc.
5.25%	03/15/11	A3	1,470	1,454,515
6.00%(j)	06/15/17	A3	115	114,573
6.50%(j)	06/15/37	A3	400	401,044
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,963,621
5.00%	12/15/14	Baa1	1,085	1,024,448
5.25%	01/15/16	Baa1	335	317,769
5.95%	12/15/34	Baa1	210	194,536

				9,292,780

Insurance — 0.3%
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,263,946
5.05%	10/01/15	Aa2	125	118,993
6.25%	03/15/37	Aa3	520	491,667
AXA SA (France)(c)
8.60%	12/15/30	A3	230	280,258
Berkshire Hathaway, Inc.
4.75%	05/15/12	Aaa	425	413,112
Liberty Mutual Group(j)
7.00%	03/15/34	Baa2	910	874,892
Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	335	327,073
5.75%	09/15/15	Baa2	120	113,392
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,095,118
6.125%	12/01/11	A2	435	444,232
6.375%	06/15/34	A2	85	86,051
St. Paul Travelers Cos., Inc.
6.75%	06/20/36	A3	740	764,974
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	681,375
6.15%	08/15/19	Baa2	575	563,836
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	104,997

				7,623,916

Media & Entertainment — 0.3%
CBS Corp.
7.875%	07/30/30	Baa3	345	356,750
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	764,143
Idearc, Inc., Bank Loan(k)
7.36%	11/09/14	Ba2	1,496	1,500,840
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,472,238
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	749,718
7.25%	10/15/17	Baa2	745	794,079
7.70%	05/01/32	Baa2	140	151,389
9.15%	02/01/23	Baa2	625	755,649

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Media & Entertainment (cont’d.)
Viacom, Inc.
6.875%	04/30/36	Baa3	$1,075	$1,038,583

				7,583,389

Metals — 0.2%
Alcan, Inc. (Canada)
4.50%	05/15/13	Baa1	255	237,360
5.00%	06/01/15	Baa1	755	702,336
Freeport McMoran Copper & Gold, Bank Loan(k)
9.00%	03/19/14	Ba2	948	948,326
Peabody Energy Corp.
7.375%	11/01/16	Ba1	1,150	1,173,000
Southern Copper Corp.(b)
7.50%	07/27/35	Baa2	505	542,136
United States Steel Corp.
5.65%	06/01/13	Baa3	540	531,675

				4,134,833

Non Captive Finance — 0.4%
Capital One Bank(f)
6.50%	06/13/13	A3	10	10,270
Capital One Financial Corp.
5.50%	06/01/15	A3	275	265,448
5.70%	09/15/11, M.T.N.	A3	570	567,180
6.15%	09/01/16	Baa1	80	78,983
CIT Group, Inc.
4.25%(b)	02/01/10	A2	480	463,847
5.50%	11/30/07	A2	1,285	1,284,842
Countrywide Financial Corp., M.T.N.(b)
5.80%	06/07/12	A3	1,160	1,151,829
General Electric Capital Corp., M.T.N.
5.55%	05/04/20	Aaa	2,145	2,078,015
6.75%	03/15/32	Aaa	445	482,811
GMAC LLC(b)(g)
6.61%	05/15/09	Ba1	640	639,973
Household Finance Corp.
4.75%	05/15/09	Aa3	370	365,882
HSBC Finance Corp.(b)
5.70%	06/01/11	Aa3	585	586,617
International Lease Finance Corp.
3.50%	04/01/09	A1	750	726,495
Residential Capital Corp.
6.00%	02/22/11	Baa3	325	314,482
6.375%	06/30/10	Baa3	610	602,126
6.50%	04/17/13	Baa3	1,950	1,884,829

				11,503,629

Paper
Plum Creek Timberlands LP
5.875%	11/15/15	Baa3	745	721,310

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,753,951
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,943,378

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	$1,000	$995,857
4.625%	10/15/09	Baa3	710	695,391
6.875%	03/01/33	Baa3	140	142,447
Kinder Morgan, Inc., Bank Loan(k)
6.82%	05/22/14	Ba2	1,200	1,198,607
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,629,963
Oneok Partners LP
6.65%	10/01/36	Baa2	580	575,267
Sempra Energy
6.00%	02/01/13	Baa1	80	81,280
Spectra Energy Capital LLC
6.25%	02/15/13	Baa1	205	207,960

				9,224,101

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	751,691
CSX Corp.(b)
6.15%	05/01/37	Baa3	690	662,648
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	515,973
7.80%	05/15/27	Baa1	24	27,224
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,324,039
6.625%	02/01/08	Baa2	1,755	1,766,257
6.65%	01/15/11	Baa2	760	783,938

				5,831,770

Real Estate Investment Trust — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,403,667
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,637,831
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	530,757
6.30%	06/01/13	Baa3	650	661,735
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,632,308

				5,866,298

Retailers — 0.2%
CVS Caremark Corp.
5.75%	08/15/11	Baa2	1,240	1,239,912
5.75%	06/01/17	Baa2	1,580	1,524,419
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	800,692
5.90%	12/01/16	Baa2	100	97,463
Gap, Inc. (The)
6.90%	09/15/07	Ba1	1,550	1,551,294
Home Depot, Inc.
5.875%	12/16/36	Aa3	315	280,665
May Department Stores Co.
6.65%	07/15/24	Baa2	85	79,818
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	205,425

				5,779,688

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Sovereign — 0.2%
Russian Federation (Russia)(j)
11.00%	07/24/18	Baa2	$735	$1,019,813
United Mexican States (Mexico)
5.625%	01/15/17	Baa1	96	93,984
7.50%	01/14/12	Baa1	1,630	1,746,545
8.125%	12/30/19	Baa1	2,421	2,868,885

				5,729,227

Technology — 0.3%
Electronic Data Systems Corp.
7.45%	10/15/29	Ba1	120	122,213
Equifax, Inc.
4.95%	11/01/07	Baa1	475	474,090
Freescale Semiconductor, Inc.(j)
8.875%	12/15/14	B1	1,100	1,050,500
Hewlett-Packard Co.
5.25%	03/01/12	A2	620	613,159
Intuit, Inc.
5.40%	03/15/12	Baa2	575	565,841
Jabil Circuit, Inc.
5.875%	07/15/10	Ba1	1,800	1,783,326
Motorola, Inc.
4.608%	11/16/07	Baa1	1,220	1,215,603
8.00%	11/01/11	Baa1	128	138,158
Oracle Corp.
5.00%	01/15/11	A2	1,080	1,064,442

				7,027,332

Telecommunications — 1.0%
ALLTEL Ohio LP(j)
8.00%	08/15/10	A2	408	413,034
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	618,850
AT&T Corp.
8.00%	11/15/31	A2	1,930	2,293,959
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	879,635
8.75%	03/01/31	A3	1,235	1,539,576
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,329,432
British Telecommunications PLC (United Kingdom)
9.125%	12/15/30	Baa1	1,415	1,851,931
Cingular Wireless LLC
7.125%	12/15/31	A3	535	569,975
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	413,505
Embarq Corp.
7.082%(b)	06/01/16	Baa3	350	351,961
7.995%	06/01/36	Baa3	1,645	1,669,451
France Telecom SA (France)
8.50%	03/01/31	A3	360	452,339
Nextel Communications, Inc.
5.95%	03/15/14	Baa3	1,475	1,404,868
PCCW HKT Capital Ltd.(j)
8.00%	11/15/11	Baa2	2,275	2,459,730
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	690,327

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
SBC Communications, Inc.
4.125%	09/15/09	A2	$1,335	$1,298,171
5.30%	11/15/10	A2	1,180	1,174,439
Sprint Capital Corp.
6.875%	11/15/28	Baa3	265	252,244
8.75%	03/15/32	Baa3	220	247,089
Sprint Nextel Corp.
6.00%	12/01/16	Baa3	1,335	1,266,454
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	161,988
Telefonica Emisiones Sau (Spain)
7.045%	06/20/36	Baa1	210	217,471
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa1	1,500	1,604,025
US Cellular Corp.
6.70%	12/15/33	Baa3	600	543,004
Verizon Communications, Inc.(b)
5.85%	09/15/35	A3	380	348,537
6.25%	04/01/37	A3	895	862,983
Vodafone Group PLC (United Kingdom)
6.15%	02/27/37	Baa1	435	404,676
7.75%	02/15/10	Baa1	950	997,883

				26,317,537

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa1	765	779,564
7.75%	01/15/27	Baa1	32	37,424
Reynolds American, Inc.
6.75%	06/15/17	Ba1	910	918,108
7.25%	06/15/37	Ba1	410	420,332

				2,155,428

Mortgage Backed Securities — 13.2%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		8,080	7,685,745
5.00%	07/01/18-05/01/34		14,502	13,933,200
5.236%(g)	12/01/35		4,089	4,031,642
5.50%	12/01/33-07/01/34		12,209	11,823,252
5.50%	TBA 30 YR		36,500	35,188,263
6.00%	03/01/32-12/01/33		3,497	3,489,381
6.50%	12/01/14-09/01/16		731	746,041
7.00%	05/01/31-09/01/33		6,009	6,203,757
Federal National Mortgage Association
4.00%	06/01/19		2,778	2,577,746
4.372%(g)	11/01/35		4,565	4,503,496
4.50%	11/01/18-01/01/35		18,061	16,964,108
4.914%(g)	07/01/33		1,109	1,109,017
5.00%	10/01/18-01/01/19		4,060	3,939,021
5.00%	TBA 30 YR		61,000	57,130,281
5.00%	TBA 15 YR		9,000	8,696,249
5.50%	03/01/16-04/01/36		48,232	46,777,081
5.50%	TBA 15 YR		6,000	5,910,000
5.50%	TBA 30 YR		41,500	40,021,563
6.00%	04/01/13-03/01/35		27,145	27,006,194
6.00%	TBA 30 YR		22,500	22,239,854
6.50%	07/01/17-01/01/37		13,456	13,630,293

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
7.00%	08/01/11-07/01/32		$1,498	$1,551,435
7.50%	05/01/12-05/01/32		1,096	1,136,567
Government National Mortgage Association
5.50%	08/15/33-07/15/35		6,849	6,658,670
5.50%	TBA 30 YR		9,500	9,217,964
6.00%	04/15/33-06/20/34		3,044	3,033,005
6.00%	TBA 30 YR		4,000	3,978,752
6.50%	10/15/23-06/15/35		6,895	7,030,880
6.50%	TBA 30 YR		1,000	1,015,625
7.00%	09/15/31		187	194,842
8.00%	01/15/24-04/15/25		213	226,038

				367,649,962

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank
4.75%	05/07/10		280	276,687
Federal Home Loan Bank
4.375%	10/03/08		7,925	7,839,910
4.75%	06/11/08-04/24/09		11,175	11,109,089
4.875%(b)	05/17/17		7,255	6,929,787
5.00%	10/16/09		10,270	10,208,638
Federal Home Loan Mortgage Corp.
4.75%	01/18/11, M.T.N.		180	177,372
4.875%	02/09/10		290	287,718
5.00%	12/14/18, M.T.N.		5,730	5,384,584
5.25%	07/18/11, M.T.N.		3,100	3,099,740
Federal National Mortgage Association
4.25%	07/27/07		6,485	6,479,604
5.375%(b)	06/12/17		4,085	4,052,663
6.125%	03/15/12		1,220	1,261,670
Tennessee Valley Authority, Series B
5.88%	04/01/36		85	88,459

				57,195,921

U.S. Treasury Securities — 2.1%
United States Treasury Bonds
4.50%(b)	02/15/36		1,945	1,761,137
4.75%(b)	02/15/37		1,950	1,838,637
6.00%	02/15/26		1,710	1,866,571
6.625%	02/15/27		1,015	1,188,977
8.125%(c)	05/15/21-08/15/21		2,395	3,080,832
United States Treasury Inflation Index
0.875%	04/15/10		1,745	1,657,076
1.625%	01/15/15		1,196	1,111,326
1.875%	07/15/13-07/15/15		2,329	2,219,088
2.00%	04/15/12-01/15/16		4,062	3,894,051
2.375%	04/15/11-01/15/25		3,604	3,509,279
2.50%	07/15/16		1,013	1,001,455
3.00%	07/15/12		1,373	1,399,707
3.375%	01/15/12-04/15/32		722	783,414
3.50%	01/15/11		724	744,962
3.625%	04/15/28		1,060	1,228,250
3.875%	01/15/09-04/15/29		2,176	2,445,623
4.25%	01/15/10		737	764,687
United States Treasury Notes
3.375%	09/15/09		420	406,875
4.125%	08/15/08		115	113,913

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Treasury Securities (cont’d.)
4.50%(b)	04/30/09		$9,365	$9,301,347
4.75%(b)	02/15/10-05/31/12		5,260	5,235,822
4.875%	05/15/09		820	819,615
United States Treasury Strips
Zero(b)	02/15/19-11/15/26		27,220	12,896,039

				59,268,683

TOTAL LONG-TERM BONDS (cost $940,108,007)				924,307,995

TOTAL LONG-TERM INVESTMENTS (cost $1,910,718,703)				2,399,573,940

SHORT-TERM INVESTMENTS — 27.1%
U.S. Government Agency Obligations — 0.1%
United States Treasury Bills(f) (cost $3,661,830)
4.59%	09/20/07		3,700	3,661,439

	Shares
Affiliated Mutual Funds — 27.0%
Dryden Core Investment Fund — Short-Term Bond Series (cost $160,856,194)(i)	16,077,343	160,773,425
Dryden Core Investment Fund — Taxable Money Market Series (cost $590,478,410; includes $190,555,270 of cash collateral received for securities on loan) (Note 4)(h)(i)	590,478,410	590,478,410

TOTAL AFFILIATED MUTUAL FUNDS (cost $751,334,604)		751,251,835

	Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.625	125	$17,187
90 Day Euro Future expiring 09/17/07 @ $95	125	3,125
U.S. 10 Yr. Note expiring 08/24/07 @ $104	61	116,281

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $111,857)		136,593

TOTAL SHORT-TERM INVESTMENTS (cost $755,108,291)		755,049,867

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 113.3% (cost $2,665,826,994)		3,154,623,807

OUTSTANDING CALL OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.75	125	(7,031)
90 Day Euro Future expiring 09/17/07 @ $94.875	125	(3,906)
U.S. 10 Yr. Note expiring 08/24/07 @ $106	61	(37,172)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $53,655)		(48,109)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 113.3% (cost $2,665,773,339)		3,154,575,698
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (13.3%)		(370,512,056)

TOTAL NET ASSETS — 100.0%		$2,784,063,642

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only
LP	Limited Partnership
M.T.N.	Medium Term Note
TBA	To Be Announced

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $183,907,333; cash collateral of $190,555,270 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Indicates variable rate security.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(k)	Indicates a security that has been deemed illiquid.

(l)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open	future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
89	U.S. Treasury 2 Yr. Notes	Sept. 2007	$18,160,402	$18,136,532	$(23,870)
1,325	U.S. Treasury 5 Yr. Notes	Sept. 2007	137,902,287	137,903,516	1,229
265	U.S. Treasury 10 Yr. Notes	Sept. 2007	27,886,764	28,011,328	124,564
164	S&P 500 Index	Sept. 2007	63,115,413	62,131,400	(984,013)

					(882,090)

Short Position:
115	U.S. Treasury 30 Yr. Bond	Sept. 2007	12,236,109	12,391,250	(155,141)

					$(1,037,231)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	07/3/2012	$5,000	5.507770%	3 month LIBOR	$—
Merrill Lynch Capital Services, Inc.(a)	06/14/2037	5,300	6.007740%	3 month LIBOR	73,154

					$73,154

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	$—
Credit Suisse International(a)	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust, 7.22%, 09/25/36	60,495
Merrill Lynch Capital Services(a)	04/25/2036	1,000	1.98%	Accredited Mortgage Loan Trust, 7.42%, 04/25/36	(441)
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., 7.82%, 03/25/36	63,037
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities Inc., 7.82%, 03/25/36	58,659
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(1,019)
Citibank, NA(a)	03/25/2037	1,000	3.75%	CountryWide Asset-Backed Certificates, 6.12%, 03/25/37	(313)
Credit Suisse International (a)	05/25/2036	1,000	3.13%	Countrywide Asset-Backed Certificates, 7.57%, 05/25/36	93,177
Credit Suisse International(b)	06/20/2017	900	0.91%	Dow Chemical Co. (The), 6.00%, 10/01/12	681
Deutsche Bank AG(a)	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp., 7.65%, due 05/25/36	168,447
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.77%	First Franklin Mtg. Loan Asset Backed Certificates, 7.22%, 06/25/36	263,695
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.20%	GSAMP Trust, 6.32%, 06/25/36	143,250
Merrill Lynch Capital Services(a)	02/25/2036	1,000	3.67%	HIS Asset Securitization Corp. Trust, 6.52%, 02/25/36	42,347

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$(10,044)
Credit Suisse International(a)	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc., 7.57%, 11/25/35	66,339
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp., 7.32%, 06/25/36	225,415
JPMorgan Chase Bank(a)	09/20/2012	2,190	1.52%	Residential Capital LLC, 6.50%, 04/17/13	60,628

					$1,234,353

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Mutual Funds (including 6.8% of collateral received for securities on loan)	27.0%
Mortgage Backed Securities	13.2
Oil, Gas & Consumable Fuels	4.5
Commercial Mortgage Backed Securities	4.3
Pharmaceuticals	3.2
Commercial Banks	2.9
Insurance	2.8
Diversified Financial Services	2.5
U.S. Government Agency Obligations	2.2
U.S. Treasury Securities	2.1
Capital Markets	2.0
Industrial Conglomerates	1.9
Computers & Peripherals	1.8
Diversified Telecommunication Services	1.7
Media	1.6
Aerospace & Defense	1.5
Software	1.5
Asset Backed Securities	1.3
Communications Equipment	1.3
Semiconductors & Semiconductor Equipment	1.3
Food & Staples Retailing	1.2
Chemicals	1.1
Beverages	1.0
Electric	1.0
Electric Utilities	1.0
Energy Equipment & Services	1.0
Healthcare Providers & Services	1.0
Household Products	1.0
Machinery	1.0
Telecommunications	1.0
Food Products	0.9
Metals & Mining	0.9
Specialty Retail	0.9
Real Estate Investment Trust	0.8
Tobacco	0.8
Banking	0.7
Collateralized Mortgage Obligations	0.7
Healthcare Equipment & Supplies	0.7
Hotels, Restaurants & Leisure	0.7
Biotechnology	0.6
Internet Software & Services	0.6
Multiline Retail	0.6
Multi-Utilities	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Thrifts & Mortgage Finance	0.6%
Automobiles	0.5
Consumer Finance	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
IT Services	0.5
Air Freight & Logistics	0.4
Brokerage	0.4
Cable	0.4
Household Durables	0.4
Non Captive Finance	0.4
Road & Rail	0.4
Wireless Telecommunication Services	0.4
Building Materials & Construction	0.3
Capital Goods	0.3
Commercial Services & Supplies	0.3
Electrical Equipment	0.3
Healthcare Insurance	0.3
Independent Power Producers & Energy Traders	0.3
Media & Entertainment	0.3
Pipelines & Other	0.3
Technology	0.3
Airlines	0.2
Auto Components	0.2
Electronic Equipment & Instruments	0.2
Energy – Integrated	0.2
Energy – Other	0.2
Foreign Government Bonds	0.2
Leisure Equipment & Products	0.2
Metals	0.2
Paper & Forest Products	0.2
Railroads	0.2
Retailers	0.2
Sovereign	0.2
Textiles, Apparel & Luxury Goods	0.2
Trading Companies & Distributors	0.2
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Consumer	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Internet & Catalog Retail	0.1
Life Sciences, Tools & Services	0.1
Marine	0.1
Office Electronics	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Transportation Infrastructure	0.1

113.3
Liabilities in excess of other assets	(13.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $183,907,333:
Unaffiliated investments (cost $1,914,492,390)	$2,403,371,972
Affiliated investments (cost $751,334,604)	751,251,835
Cash	265,214
Foreign currency, at value (cost $343,465)	345,082
Receivable for investments sold	149,356,880
Dividends and interest receivable	9,102,797
Unrealized appreciation on swaps	1,319,324
Due from broker—variation margin	403,775
Foreign tax reclaim receivable	193,213
Premium for swaps purchased	45,000
Prepaid expenses	6,271
Receivable for Series shares sold	4,666

Total Assets	3,315,666,029

LIABILITIES
Payable for investments purchased	338,961,056
Collateral for securities on loan	190,555,270
Management fee payable	1,265,143
Payable for Series shares repurchased	474,774
Accrued expenses and other liabilities	285,715
Outstanding options written (premiums received $53,655)	48,109
Unrealized depreciation on swaps	11,817
Transfer agent fee payable	503

Total Liabilities	531,602,387

NET ASSETS	$2,784,063,642

Net assets were comprised of:
Paid-in capital	$2,261,752,564
Retained earnings	522,311,078

Net assets, June 30, 2007	$2,784,063,642

Net asset value and redemption price per share, $2,784,063,642 / 164,166,772 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$16.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$18,296,437
Unaffiliated dividend income (net of foreign withholding taxes of $530,172)	16,733,079
Affiliated dividend income	11,877,430
Affiliated income from securities loaned, net	147,415

47,054,361

EXPENSES
Management fee	7,590,425
Custodian’s fees and expenses	205,000
Shareholders’ reports	106,000
Insurance expenses	37,000
Trustees’ fees	23,000
Audit fee	12,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	5,000
Interest expense	3,208
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	16,269

Total expenses	8,005,902

NET INVESTMENT INCOME	39,048,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	41,690,384
Short sales	5,664
Futures transactions	1,735,699
Swaps	(374,118)
Options written	41,527
Foreign currency transactions	(21,659)

43,077,497

Net change in unrealized appreciation (depreciation) on:
Investments	41,665,604
Futures	(181,125)
Swaps	1,329,176
Options written	5,546
Foreign currencies	6,060

42,825,261

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	85,902,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,951,217

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$39,048,459	$80,839,902
Net realized gain (loss) on investments, swaps and foreign currency transactions	43,077,497	(105,478,541)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	42,825,261	295,289,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	124,951,217	270,650,872

DISTRIBUTIONS	—	(75,726,414)

SERIES SHARE TRANSACTIONS:
Series shares sold [493,930 and 1,557,565 shares, respectively]	8,155,623	23,668,066
Series shares issued in reinvestment of distributions [0 and 5,014,994 shares, respectively]	—	75,726,414
Series shares repurchased [7,206,292 and 17,938,730 shares, respectively]	(119,623,187)	(273,531,887)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(111,467,564)	(174,137,407)

TOTAL INCREASE IN NET ASSETS	13,483,653	20,787,051
NET ASSETS:
Beginning of period	2,770,579,989	2,749,792,938

End of period	$2,784,063,642	$2,770,579,989

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS 100.0% LONG-TERM BONDS 95.1%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Aerospace/Defense
Raytheon Co.	Baa1	4.50%	11/15/07		$335	$333,826

Airlines — 1.4%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1(a)	Ba1	6.817%	05/23/11		2,750	2,743,125
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373%	12/15/15		1,247	1,240,982
Continental Airlines, Inc., Pass-Thru Certificates, Series A	Baa1	5.983%	04/19/22		1,850	1,799,125
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487%	10/02/10		7,954	8,202,563
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703%	06/15/21		3	3,471
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636%	07/02/22		1,300	1,293,500

						15,282,766

Asset-Backed Securities — 4.5%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa1	5.82%	02/15/12		752	754,088
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)	Baa3	8.4174%	10/25/33		1,600	1,459,250
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	8.245%	10/25/31		725	716,045
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.67%	10/25/32		157	156,697
Bank of America Credit Card Trust Series 2006-C5, Class C5(g)	Baa2	5.72%	01/15/16		5,750	5,758,929
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10		2,980	2,963,356
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Baa2	8.695%	03/25/33		397	357,844
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.12%	01/25/35		2,400	2,412,933
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15		6,500	6,201,826
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	6.04%	11/25/34		1,240	1,241,947
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	A2	7.045%	05/25/32		2,277	2,279,139
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.98%	03/25/35		2,670	2,687,533
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	7.57%	08/25/32		205	204,781
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34		2,100	2,073,828
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.76%	05/25/36		2,575	2,587,674
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa2	5.68%	06/15/12		2,100	2,094,935
Fremont Home Loan Trust, Series 2003-B, Class M2(g)	Aa2	6.02%	12/25/33		500	500,284
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.62%	03/25/36		3,200	3,216,949
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.12%	05/25/33		2,187	2,190,168
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	A2	8.47%	11/25/32		199	199,086
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	5.83%	02/25/35		3,680	3,690,019
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.12%	12/25/34		2,100	2,097,851
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	6.07%	12/25/32		1,768	1,769,291
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	5.72%	11/25/35		2,000	1,982,388
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	BBB(f)	7.32%	07/25/32		1,345	1,277,750

						50,874,591

Automotive — 0.6%
DaimlerChrysler Co. LLC	Baa1	12.375%	05/01/20		640	1,044,981
Ford Motor Credit Co.	B1	6.625%	06/16/08		3,500	3,497,637
General Motors Acceptance Corp.(a)	Caa1	7.20%	01/15/11		2,175	2,090,719
Johnson Controls, Inc.	Baa1	5.50%	01/15/16		300	290,483

						6,923,820

Banking — 4.0%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A(h)	Ba1	8.20%	06/25/12		2,000	1,990,000
Banco ABN AMRO Real S.A. (Cayman Islands), 144A(h)	NR	16.20%	02/22/10	BRL	4,000	2,358,735
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	A2	5.506%	12/29/49		3,050	2,878,883
Depfa ACS Bank (Ireland), 144A(h)	Aaa	5.125%	03/16/37		3,065	2,808,493
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75%	09/23/09		1,400	1,427,720
HSBK Europe BV (Netherlands), 144A(a)(h)	Baa2	7.25%	05/03/17		2,230	2,163,100
ICICI Bank, Ltd. (India), 144A(a)(g)(h)	Baa2	7.25%	12/31/49		2,380	2,358,997
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa2	5.75%	11/16/10		2,500	2,485,500
JPMorgan Chase Capital XXII, Series V(a)	Aa3	6.45%	02/02/37		2,900	2,756,206

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (cont’d.)
Kazkommerts International BV (Netherlands), 144A(a)(h)	Baa2	7.875%	04/07/14	$2,610	$2,580,768
Kazkommerts International BV (Netherlands), 144A(h)	Baa2	8.00%	11/03/15	1,360	1,323,824
KBC Bank Funding Trust III, 144A(g)(h)	A1	9.86%	11/29/49	5,000	5,452,170
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378%	12/31/49	1,590	1,568,083
Northern Rock PLC (United Kingdom), 144A(g)(h)	A1	6.594%	12/31/49	920	924,589
Resona Bank Ltd. (Japan), 144A(g)(h)	A2	5.85%	09/29/49	2,900	2,772,754
Russian Standard Finance Bank, SA, 144A(h)	Ba2	7.50%	10/07/10	3,000	2,895,000
Sumitomo Mitsui Banking Corp. (Japan), 144A(g)(h)	Aa3	5.625%	07/29/49	6,380	6,080,140

					44,824,962

Brokerage — 1.2%
Goldman Sachs Group, Inc.	A1	6.45%	05/01/36	5,575	5,474,171
Merrill Lynch & Co., Inc.	A1	6.11%	01/29/37	2,200	2,064,311
Morgan Stanley, MTN(a)	Aa3	5.45%	01/09/17	5,950	5,633,703

					13,172,185

Building Materials & Construction — 1.0%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	3,975,062
Centex Corp.	Baa2	6.50%	05/01/16	320	307,731
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,018,603
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,895,507

					11,196,903

Cable — 0.8%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,351,646
CSC Holdings, Inc.	B2	7.875%	12/15/07	3,800	3,823,749
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	836,023
Time Warner Cable, Inc., 144A(h)	Baa2	5.40%	07/02/12	1,545	1,517,227
Time Warner Cable, Inc., 144A(h)	Baa2	5.85%	05/01/17	975	948,332

					8,476,977

Capital Goods — 1.3%
Honeywell International, Inc.	A2	5.70%	03/15/37	3,965	3,651,793
Rockwell International Co.	A3	5.20%	01/15/98	6,500	5,048,361
United Technologies Corp.	A2	6.05%	06/01/36	2,055	2,035,467
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,554,368
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,230,364

					14,520,353

Chemicals — 1.7%
Dow Chemical Co.	A3	7.375%	11/01/29	845	914,584
Huntsman International LLC	Ba1	11.625%	10/15/10	2,100	2,257,500
ICI Wilmington, Inc.	Baa2	4.375%	12/01/08	2,040	2,005,630
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	552,020
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,490,151
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875%	12/01/36	4,545	4,251,361
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,240,180
Valspar Corp.	Baa2	5.625%	05/01/12	160	157,957

					18,869,383

Collateralized Mortgage Obligations — 0.9%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,600	2,523,651
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	553	530,369
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	3,596	3,579,850
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	1,871	1,831,248
Washington Mutual, Series 2002-AR15, Class A5(g)	Aaa	4.38%	12/25/32	1,290	1,282,922

					9,748,040

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities — 8.6%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.003%	11/10/42	$5,950	$5,828,284
Banc of America Commercial Mortgage, Inc., Series 2006, Class A4(g)	AAA(f)	5.93%	05/10/45	9,400	9,371,944
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	2,368,096
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,400	3,323,163
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,330	2,233,764
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,220,291
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,732,888
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,746,927
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,174,483
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,877,869
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,486,326
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,273,578
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,968,646
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.097%	06/15/38	6,130	6,174,685
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.105%	06/12/46	2,325	2,342,291
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	388	389,005
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	2,571	2,580,723
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,420,465
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,044,946
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,601,664
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,437,987

					97,598,025

Consumer — 0.9%
Playtex Products, Inc.(a)	Ba3	8.00%	03/01/11	1,850	1,905,500
Procter & Gamble Co.	Aa3	5.55%	03/05/37	4,705	4,425,156
Realogy Corp., PIK, 144A(a)(h)	Caa1	11.00%	04/15/14	2,000	1,885,000
Western Union (The) Co.	A3	6.20%	11/17/36	2,450	2,344,709

					10,560,365

Electric — 3.2%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,933,465
Consumers Energy Co.	Baa1	5.375%	04/15/13	1,000	984,097
El Paso Electric Co.	Baa2	6.00%	05/15/35	2,325	2,180,841
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35%	08/01/13	625	697,775
Energy East Corp.	Baa2	6.75%	06/15/12	750	780,868
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,182,423
Enersis SA (Chile)	Baa3	7.375%	01/15/14	3,700	3,921,249
Exelon Corp.	Baa2	4.90%	06/15/15	500	460,130
Georgia Power Co., Series B	A2	5.70%	06/01/17	1,285	1,268,211
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875%	04/21/11	1,700	1,659,382
NiSource Finance Corp.	Baa3	5.45%	09/15/20	1,345	1,216,590
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,087,680
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	1,920	2,169,600
Sierra Pacific Power Co., Series P	Ba1	6.75%	07/01/37	2,325	2,360,189
Southern California Edison Co.	A3	7.625%	01/15/10	1,100	1,153,303
Teco Energy, Inc.	Ba1	7.50%	06/15/10	955	993,482
TXU Energy Co. LLC, 144A(g)(h)	Baa2	5.86%	09/16/08	4,315	4,316,670
Virginia Electric and Power Co., Series A	Baa1	6.00%	05/15/37	1,720	1,643,453
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,301,973
Xcel Energy, Inc., 144A(h)	Baa1	5.613%	04/01/17	1,947	1,885,562

					36,196,943

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Emerging Markets — 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)(h)	Baa3	6.96%	03/15/11	$2,861	$2,861,250

Energy – Integrated — 0.2%
Suncor Energy, Inc. (Canada)	A3	6.50%	06/15/38	1,900	1,909,261

Energy – Other — 1.6%
GS Caltex Corp. (South Korea), 144A(h)	Baa1	7.75%	07/25/11	3,250	3,472,332
Halliburton Co.	A2	5.50%	10/15/10	625	624,394
Newfield Exploration Co.	Ba3	6.625%	04/15/16	320	308,000
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	1,890	1,806,929
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,159,215
Talisman Energy, Inc. (Canada)	Baa2	6.25%	02/01/38	2,125	1,969,350
Valero Energy Corp.	Baa3	6.625%	06/15/37	1,875	1,866,362
Weatherford International, Inc., 144A(h)	Baa1	5.95%	06/15/12	3,030	3,055,673
Western Oil Sand, Inc. (Canada)	Ba2	8.375%	05/01/12	1,900	2,078,125

					18,340,380

Foods — 1.4%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,545,483
ConAgra Foods, Inc.	Baa2	7.00%	10/01/28	2,100	2,187,568
Delhaize Group (Belgium), 144A(h)	Baa3	6.50%	06/15/17	715	717,819
HJ Heinz Co., 144A(h)	Baa2	6.428%	12/01/08	3,550	3,585,429
Kraft Foods, Inc.	Baa1	5.625%	11/01/11	860	853,270
Tyson Foods, Inc.	Ba2	8.25%	10/01/11	2,550	2,758,508
Tyson Foods, Inc.(a)	Ba1	6.85%	04/01/16	1,000	1,026,740
Yum! Brands, Inc.	Baa2	8.875%	04/15/11	1,705	1,875,875

					15,550,692

Gaming — 0.4%
Harrah’s Operating Co., Inc.	Baa3	5.625%	06/01/15	2,500	2,037,500
Mandalay Resorts Group	B1	9.375%	02/15/10	33	34,815
MGM Mirage, Inc.	Ba2	6.875%	04/01/16	3,000	2,760,000

					4,832,315

Health Care & Pharmaceutical — 1.9%
Accellent, Inc.	Caa2	10.50%	12/01/13	670	664,975
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,455,000
AmerisourceBergen Corp.	Ba1	5.875%	09/15/15	2,325	2,235,678
Cardinal Health, Inc., 144A(h)	Baa2	5.80%	10/15/16	645	624,726
Cardinal Health, Inc.	Baa2	5.85%	12/15/17	870	844,856
Community Health Systems, Inc., 144A(h)	B3	8.875%	07/15/15	800	811,000
HCA, Inc., PIK, 144A(a)(h)	B2	9.625%	11/15/16	2,200	2,365,000
Health Net, Inc.	Ba2	6.375%	06/01/17	1,315	1,290,360
Hospira, Inc.	Baa3	5.55%	03/30/12	2,500	2,478,225
Quest Diagnostic, Inc.	Baa3	6.95%	07/01/37	2,000	2,022,630
Schering-Plough Corp.	Baa1	5.55%	12/01/13	2,735	2,745,071
Teva Pharmaceutical Finance LLC	Baa2	6.15%	02/01/36	750	701,084
Wyeth(b)	A3	5.45%	04/01/17	1,460	1,410,649
Wyeth(b)	A3	5.95%	04/01/37	2,360	2,255,412

					21,904,666

Health Care Insurance — 1.4%
Cigna Corp.	Baa2	5.375%	03/15/17	2,125	2,029,772
Cigna Corp.(a)	Baa2	6.15%	11/15/36	2,300	2,190,870
Coventry Health Care, Inc.(a)	Ba1	5.95%	03/15/17	1,610	1,570,555
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	4,015,822
UnitedHealthcare Group, Inc., 144A(h)	A3	6.00%	06/15/17	3,775	3,760,980
Wellpoint, Inc.	Baa1	5.875%	06/15/17	2,625	2,592,781

					16,160,780

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Insurance — 1.2%
Ace INA Holdings, Inc.	A3	5.70%	02/15/17		$1,135	$1,104,017
Allied World Insurance Holdings, Ltd. (Bermuda)	Baa1	7.50%	08/01/16		1,700	1,786,919
Allstate Corp.	A1	5.95%	04/01/36		105	100,200
American International Group, Inc.	Aa2	4.25%	05/15/13		1,820	1,697,698
American International Group, Inc.	Aa2	5.05%	10/01/15		315	299,862
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75%	12/01/14		3,350	3,254,569
Marsh & Mclennan Cos., Inc.	Baa2	5.75%	09/15/15		1,336	1,262,433
Travelers Cos., Inc., MTN	A3	6.25%	06/15/37		1,890	1,830,191
XL Capital Ltd. (Cayman Islands)(g)	Baa2	6.50%	12/31/49		1,880	1,765,670
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14		140	133,632

						13,235,191

Lodging — 0.3%
Felcor Lodging LP(g)	Ba3	7.26%	12/01/11		1,800	1,800,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00%	05/15/10		1,730	1,813,521

						3,613,521

Media & Entertainment — 1.3%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08		4,720	4,841,280
Dex Media West LLC, Series B	B2	9.875%	08/15/13		2,560	2,739,200
Thomson Corp. (Canada)	A3	5.75%	02/01/08		2,750	2,752,310
Time Warner, Inc.(a)	Baa2	5.875%	11/15/16		2,875	2,796,228
Viacom, Inc.	Baa3	6.875%	04/30/36		1,090	1,053,075

						14,182,093

Metals — 0.7%
Novelis, Inc. (Canada)	B3	7.25%	02/15/15		35	35,406
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375%	03/01/14		685	657,600
Southern Copper Corp.(a)	Baa2	7.50%	07/27/35		1,600	1,717,659
United States Steel Corp.	Baa3	6.05%	06/01/17		1,875	1,828,523
Xstrata Finance Canada Ltd. (Canada), 144A(h)	Baa2	5.50%	11/16/11		3,430	3,393,171

						7,632,359

Non-Captive Finance — 3.0%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(g)(h)	Baa2	7.16%	02/15/12		2,225	2,236,125
Capital One Financial Corp.	Baa1	6.15%	09/01/16		700	691,104
CIT Group, Inc.(a)	A2	5.65%	02/13/17		5,650	5,352,053
Countrywide Financial Corp., MTN(a)	A3	5.80%	06/07/12		1,775	1,762,497
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00%	04/15/15	AUD	4,440	3,510,063
Nelnet, Inc.(g)	Baa3	7.40%	09/29/36		6,500	6,480,603
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)(h)(i)	Aaa	6.0663%	07/03/33		3,900	3,919,500
Residential Capital Corp.(a)	Baa3	6.50%	04/17/13		5,390	5,209,861
Residential Capital LLC, MTN	Baa3	7.875%	07/01/14	GBP	2,400	4,746,697

						33,908,503

Non-Corporate Foreign Agency — 1.7%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12		1,400	1,374,800
Gazprom International SA (Luxembourg), 144A(h)	BBB+(f)	7.201%	02/01/20		2,289	2,370,271
Gazprom OAO (Russia)	A3	10.50%	10/21/09		1,685	1,855,527
National Power Corp. (Philippines), 144A(g)(h)	BB-(f)	9.61%	08/23/11		1,530	1,721,250
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85%	09/15/07		4,450	4,472,250
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00%	05/22/12		7,300	7,727,385

						19,521,483

Non-Corporate Sovereign — 5.8%
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	4,035	4,856,199
Federal Republic of Argentina (Argentina)(g)	B3	5.475%	08/03/12		2,400	2,280,680
Federal Republic of Argentina (Argentina)(g)	B3	3.00%	04/30/13		2,115	1,380,038
Federal Republic of Brazil (Brazil)	Ba2	9.25%	10/22/10		5,325	5,884,125
Federal Republic of Brazil (Brazil)(a)	Ba2	12.50%	01/05/16	BRL	750	473,756

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Corporate Sovereign (cont’d.)
Government of Hungary (Hungary)	A2	8.00%	02/12/15	HUF	1,347,560	$7,921,214
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12	EUR	995	1,565,524
Norway Government Bond (Norway)	Aaa	5.00%	05/15/15	NOK	20,590	3,449,160
Peru Government International Bond (Peru), 144A(h)	Ba3	Zero	05/31/18		1,837	1,218,850
Peru Government International Bond (Peru)	Ba3	6.55%	03/14/37		1	1,079
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,482,775
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	23,360	8,715,497
Republic of Turkey (Turkey)	Ba3	9.875%	03/19/08		1,845	1,897,952
Republic of Uruguay (Uruguay)	B1	7.25%	02/15/11		660	679,800
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13		2,385	2,648,543
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10		3,460	3,589,849
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK	23,995	3,966,304
United Mexican States (Mexico)(g)	Baa1	6.055%	01/13/09		2,090	2,100,450
United Mexican States (Mexico)	Baa1	7.50%	01/14/12		4,250	4,553,875
United Mexican States (Mexico)	Baa1	8.00%	12/24/08	MXN	77,200	7,192,994

						65,858,664

Packaging — 0.2%
Pactiv Corp.	Baa2	5.875%	07/15/12		1,860	1,864,814

Paper — 0.8%
Catalyst Paper Corp. (Canada)	B2	8.625%	06/15/11		2,100	2,031,750
Graphic Packaging International, Inc.	B2	8.50%	08/15/11		2,970	3,036,825
International Paper Co.	Baa3	4.00%	04/01/10		2,815	2,701,955
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13		1,400	1,335,250

						9,105,780

Pipelines & Other — 1.3%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09		5,300	5,121,729
Enterprise Products Operating LP	Baa3	4.00%	10/15/07		4,000	3,983,428
Oneok, Inc.	Baa2	5.51%	02/16/08		6,000	5,999,862

						15,105,019

Real Estate Investment Trust — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09		1,450	1,404,582
Post Apartment Homes LP	Baa3	5.45%	06/01/12		2,300	2,239,891

						3,644,473

Retailers — 1.1%
CVS Caremark Corp.	Baa2	6.25%	06/01/27		3,020	2,926,232
Home Depot, Inc.	Aa3	5.875%	12/16/36		370	329,670
May Department Stores Co.	Baa2	6.65%	07/15/24		5	4,695
The Gap, Inc.	Ba1	6.90%	09/15/07		8,875	8,882,411

						12,143,008

Structured Notes — 1.9%
CDX North America High Yield, 144A(a)(h)	B3	7.625%	06/29/12		2,000	1,891,200
Dow Jones CDX High Yield, 144A(h)	B3	8.25%	12/29/10		8,500	8,925,664
Dow Jones CDX High Yield, 144A(a)(h)	B3	8.625%	06/29/11		10,128	10,431,927

						21,248,791

Technology — 1.0%
Equifax, Inc.	Baa1	4.95%	11/01/07		1,340	1,337,434
Fidelity National Information Services, Inc.	Ba2	4.75%	09/15/08		1,900	1,862,010
Freescale Semiconductor, Inc., PIK, 144A(h)	B1	9.125%	12/15/14		2,600	2,444,000
Freescale Semiconductor, Inc., 144A(a)(h)	B2	10.125%	12/15/16		1,500	1,410,000
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10		2,000	1,981,474
Motorola, Inc.	Baa1	8.00%	11/01/11		121	130,603
SunGard Data Systems, Inc.	B3	3.75%	01/15/09		720	694,800
Xerox Corp.	Baa3	5.50%	05/15/12		870	855,053
Xerox Corp.	Baa3	6.40%	03/15/16		382	384,355

						11,099,729

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 1.9%
ALLTEL LP, 144A(h)	A2	8.00%	08/15/10	$735	$744,068
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,941,736
Embarq Corp.(a)	Baa3	7.082%	06/01/16	5,600	5,631,370
New Cingular Wireless Services, Inc.	A2	8.125%	05/01/12	1,810	1,990,175
New Cingular Wireless Services, Inc.	A3	8.75%	03/01/31	2,375	2,960,723
Sprint Nextel Corp.	Baa3	6.00%	12/01/16	3,625	3,438,873
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,311,651
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,178
TELUS Corp. (Canada)	Baa1	8.00%	06/01/11	150	160,403

					21,184,177

Tobacco — 0.5%
Altria Group, Inc.	Baa1	7.65%	07/01/08	1,100	1,120,942
Altria Group, Inc.	Baa1	7.75%	01/15/27	315	368,395
Reynolds American, Inc.	Ba1	6.50%	07/15/10	4,000	4,066,340

					5,555,677

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Bank(a)	Aaa	4.875%	05/17/17	4,435	4,236,197
Federal Home Loan Mortgage Corp.	Aaa	5.50%	07/18/16	120	120,411
Federal National Mortgage Association(a)	Aaa	5.375%	06/12/17	2,505	2,485,170
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	191,582

					7,033,360

U.S. Government Mortgage-Backed Securities — 32.9%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	16,199	15,418,574
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	8,061	7,727,484
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	5,671	5,496,599
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	57,000	54,951,534
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	6,445	6,412,042
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA 30 YR	2,500	2,474,220
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	3,193	3,251,666
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	6,316	6,518,429
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	7,648	7,097,305
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	31,244	29,474,905
Federal National Mortgage Association	Aaa	5.00%	01/01/19	6,149	5,965,084
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	74,000	69,305,588
Federal National Mortgage Association(g)	Aaa	5.284%	01/01/36	3,623	3,575,589
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	36,424	35,479,354
Federal National Mortgage Association	Aaa	5.50%	TBA 15 YR	4,000	3,940,000
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	37,500	36,164,062
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	19,543	19,468,414
Federal National Mortgage Association	Aaa	6.00%	TBA 15 YR	5,500	5,524,063
Federal National Mortgage Association	Aaa	6.00%	TBA 30 YR	1,000	988,438
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	7,053	7,189,425
Federal National Mortgage Association	Aaa	6.50%	TBA 30 YR	10,000	10,093,750
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	579	599,980
Federal National Mortgage Association	Aaa	9.00%	10/01/16-05/01/17	8	7,947
Government National Mortgage Association	Aaa	5.50%	01/15/33-07/15/35	17,313	16,819,258
Government National Mortgage Association	Aaa	5.50%	TBA 30 YR	250	242,578
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	10,480	10,445,172
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	5,607	5,717,522
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	176	184,140

					370,533,122

U.S. Government Treasury Securities — 1.4%
United States Treasury Bonds(a)	Aaa	4.75%	02/15/37	1,375	1,296,475
United States Treasury Bonds(a)	Aaa	4.50%	02/15/36	1,990	1,801,883
United States Treasury Notes	Aaa	4.75%	05/31/12	140	138,906

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities (cont’d.)
United States Treasury Notes	Aaa	4.50%	05/15/17	$240	$230,100
United States Treasury Notes(a)	Aaa	4.875%	08/15/16	12,295	12,144,190

					15,611,554

TOTAL LONG-TERM BONDS (cost $1,082,332,031)					1,072,219,801

BANK LOANS — 4.9%
Automotive — 0.9%
Ford Motor Co.(i)	Ba3	8.36%	12/12/13	3,881	3,893,950
Lear Corp.(i)	B2	8.11%	06/05/14	2,890	2,858,291
Oshkosh Truck Corp.(i)	Ba3	7.11%	12/06/13	3,657	3,667,196

					10,419,437

Cable — 0.4%
Insight Midwest Holding LLC(i)	Ba3	6.85%	10/06/13	4,750	4,757,424

Electric — 0.6%
NRG Energy, Inc.(i)	Ba1	7.11%	02/01/13	1,171	1,165,303
NRG Energy, Inc.(i)	Ba1	7.11%	02/01/13	2,822	2,806,947
NRG Energy, Inc.(i)	B2	7.86%	06/08/14	901	892,718
Reliant Energy, Inc.(i)	B2	7.11%	03/31/14	2,500	2,493,750

					7,358,718

Foods — 0.3%
Supervalu, Inc.(i)	Ba3	6.735%	06/02/11	2,846	2,849,416

Gaming — 0.2%
Las Vegas Sands LLC(i)	Ba3	7.07%	05/15/14	2,200	2,194,106
Las Vegas Sands LLC(i)	Ba3	7.11%	05/15/14	550	548,527

					2,742,633

Health Care & Pharmaceutical — 1.6%
Community Health Systems(i)	Ba3	7.61%	06/28/14	2,721	2,723,549
Community Health Systems(i)	Ba3	7.61%	06/28/14	179	179,624
HCA, Inc.(i)	Ba3	7.61%	11/14/13	2,488	2,496,052
Health Management Associates Term B(i)	Ba2	7.11%	02/28/14	5,915	5,917,866
Inverness Medical Innovations(i)	B1	7.36%	06/26/14	3,000	3,000,000
PTS Acquisition Corp.(i)	Ba3	7.60%	04/05/14	3,900	3,886,595

					18,203,686

Media & Entertainment — 0.4%
Idearc, Inc.(i)	Ba2	6.85%	11/17/13	1,000	1,003,068
Idearc, Inc.(i)	Ba2	7.36%	11/09/14	1,746	1,750,981
Univision Communications, Inc.(i)	Ba3	7.61%	09/16/14	121	118,993
Univision Communications, Inc.(i)	Ba3	7.605%	09/16/14	1,879	1,851,007

					4,724,049

Paper — 0.2%
Domtar, Inc.(i)	Ba1	6.735%	03/07/14	1,800	1,791,450

Pipelines & Other — 0.3%
Kinder Morgan, Inc.(i)	Ba2	6.82%	05/22/14	2,900	2,896,633

TOTAL BANK LOANS (cost $55,778,924)					55,743,446

TOTAL LONG-TERM INVESTMENTS (cost $1,138,110,955)					1,127,963,247

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 23.4%				Shares	Value (Note 2)

Affiliated Money Market Mutual Funds
Dryden Core Investment Fund — Short-Term Bond Series(d)				12,541,696	$125,416,960
Dryden Core Investment Fund — Taxable Money Market Fund Series (includes $68,857,306 of cash collateral received for securities on loan)(Note 4)(c)(d)				138,399,357	138,399,357

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $263,908,541)					263,816,317

OUTSTANDING OPTIONS PURCHASED				Contracts
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.625				290	39,875
90 Day Euro Future, expiring 09/17/07 @ $95				290	7,250
U.S. 10 Yr. Note, expiring 08/24/07 @ $104				104	198,250

TOTAL OPTIONS PURCHASED (cost $222,909)					245,375

TOTAL SHORT-TERM INVESTMENTS (cost $264,131,450)					264,061,691

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 123.4% (cost $1,402,242,405)					1,392,024,939

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.75				290	(16,312)
90 Day Euro Future, expiring 09/17/07 @ $94.875				290	(9,062)
U.S. 10 Yr. Note, expiring 08/24/07 @ $106				104	(63,375)

TOTAL OPTIONS WRITTEN (premium received $116,091)					(88,750)

SECURITY SOLD SHORT — (1.7)%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $18,850,000)	Aaa	4.50%	TBA 15YR	$20,000	(18,975,000)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 121.7% (cost $1,383,276,314)					1,372,961,189
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (21.7%)					(245,166,197)

TOTAL NET ASSETS — 100.0%					$1,127,794,992

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $67,065,973; cash collateral of $68,857,306 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swaps, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Long Positions:
35	2 Yr. Euro Schatz	Sept. 2007	$4,856,670	$4,855,282	$(1,388)
3	Japanese 10 Yr. Bond	Sept. 2007	3,208,757	3,216,487	7,730
7	U.K. 10 Yr. Gilt	Sept. 2007	1,485,370	1,458,111	(27,259)
96	U.S. 2 Yr. Note	Sept. 2007	19,548,261	19,563,000	14,739
333	U.S. 10 Yr. Note	Sept. 2007	35,081,910	35,199,141	117,231

					111,053

Short Positions:
20	Australian 10 Yr. Bond	Sept. 2007	1,589,511	1,589,545	(34)
44	Euro 10 Yr. Bond	Sept. 2007	6,588,795	6,595,385	(6,590)
77	U.S. 5 Yr. Note	Sept. 2007	8,001,890	8,014,016	(12,126)
56	U.S. 30 Yr. Bond	Sept. 2007	5,988,869	6,034,000	(45,131)

					(63,881)

					$47,172

Forward	Foreign currency exchange contracts outstanding at June 30, 2007:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real expiring 10/23/08	$2,775,000	$3,455,541	$680,541
Japanese Yen expiring 07/26/07	190,475	191,794	1,319
New Zealand Dollar expiring 07/25/07	1,484,096	1,503,959	19,863
Norwegian Krone expiring 07/27/07	3,328,107	3,374,534	46,427
expiring 07/03/07	3,474,876	3,476,170	1,294
Polish Zloty expiring 07/27/07	2,274,511	2,292,895	18,384
Pound Sterling expiring 07/26/07	1,342,405	1,348,239	5,834

	14,869,470	15,643,132	773,662

Sold:
Australian Dollar expiring 07/25/07	2,314,388	2,323,195	(8,807)
expiring 07/25/07	1,125,900	1,127,817	(1,917)
Euro expiring 07/26/07	5,019,850	5,046,854	(27,004)
Hungarian Forint expiring 07/27/07	6,842,638	6,961,422	(118,784)
Mexican Nuevo Peso expiring 07/18/07	7,374,330	7,434,635	(60,305)
New Zealand Dollar expiring 07/02/07	51,122	51,235	(113)
Norwegian Krone expiring 07/27/07	2,240,170	2,271,420	(31,250)
expiring 07/27/07	3,476,456	3,477,798	(1,342)
Polish Zloty expiring 07/27/07	9,983,145	10,135,351	(152,206)
Pound Sterling expiring 07/26/07	4,774,283	4,801,449	(27,166)
Swedish Krona expiring 07/27/07	3,980,722	3,999,538	(18,816)

	47,183,004	47,630,714	(447,710)

			$325,952

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	7/3/2012	$13,000	5.50777%	3 month LIBOR	$—
Morgan Stanley Capital Services(a)	12/22/2016	4,745	6.8075%	3 month NZD-BBR-FRA	(218,293)
Morgan Stanley Capital Services(a)	3/2/2017	4,745	6.860%	3 month NZD-BBR-FRA	(143,692)
JP Morgan Chase Bank(b)	5/17/2017	4,460	7.325%	3 month NZD-BBR-FRA	59,382
Merrill Lynch Capital Services, Inc.(a)	6/14/2037	10,000	6.00774%	3 month LIBOR	138,026
Merrill Lynch Capital Services, Inc.(a)	6/18/2037	3,100	5.95197%	3 month LIBOR	66,632

					$(97,945)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$51,187
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, 07/15/13	155,525
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(31,679)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(24,485)
Deutsche Bank AG(b)	12/25/2009	1,000	2.75%	Fieldstone Mortgage Investment Corp., Ser. 2006-1, Class M9, 7.62%, due 05/25/36	168,447
Morgan Stanley Capital Services, Inc.(b)	12/25/2009	1,000	4.25%	Morgan Stanley ABS Capital I, Ser. 2006-HE4, Class B3, 7.19%, 06/25/36	328,485
Barclays Bank PLC(a)	6/20/2012	2,300	0.51%	Western Union Co., 5.93%, 10/01/18	(16,750)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	72,051
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	4,000	0.57%	Dow Chemical Co., 6.00%, due 10/01/12	46,203
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	2,000	1.88%	Centex Home Equity, 6.67%, due 03/25/35	55,797
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	3.78%	H.S.I. Asset Securitization Corp Trust, Ser. HASC 2006-OPT3, Class M8, 6.52%, 02/25/36	39,711
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2003-3, Class M9 7.02%, 09/25/35	—
Deutsche Bank AG(b)	11/25/2035	1,000	1.98%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, 11/25/35	69,936
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	800	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, 12/25/35	59,780
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	63,037

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$58,659
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	1,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	18,479
Deutsche Bank AG(b)	4/25/2036	550	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, 07/25/36	90,914
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	235	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	68,680
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	1,500	3.65%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	421,497
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	2,000	3.25%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	461,189
Citibank, NA(b)	5/25/2036	1,000	4.20%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF7, Class M9, 7.17%, 05/25/36	246,903
Citibank, NA(b)	5/25/2036	1,000	4.55%	Structured Asset Securities Corp., Ser. 2006-NC1, Class M9, 7.22%, 05/25/36	321,870
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	41,268
Merrill Lynch Capital Services, Inc.(b)	6/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, 03/25/36	143,250
Merrill Lynch Capital Services, Inc.(b)	7/25/2036	1,000	3.02%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	236,200
Merrill Lynch Capital Services, Inc.(b)	9/25/2036	2,000	2.43%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9 7.22%, 09/25/36	90,031
Barclays Bank PLC(b)	9/25/2036	2,200	2.45%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 09/25/36	134,272
Morgan Stanley Capital Services, Inc.(b)	1/25/2037	3,000	3.33%	Countrywide Asset-Backed Certificates, Ser. 2006-13, Class BV, 7.52%, 01/25/37	299,706
Citibank NA(b)	5/25/2037	1,000	3.75%	Countrywide Asset-Backed Certificates, Ser. 2006-24, Class M7 6.27%, 05/25/37	(313)

					$3,669,850

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

U.S. Government Mortgage-Backed Securities	32.9%
Affiliated Money Market Mutual Funds (including 6.1% of collateral received for securities on loan)	23.4
Commercial Mortgage-Backed Securities	8.6
Non-Corporate Sovereign	5.8
Asset-Backed Securities	4.5
Banking	4.0
Electric	3.8
Health Care & Pharmaceutical	3.5
Non-Captive Finance	3.0
Structured Notes	1.9
Telecommunications	1.9
Media & Entertainment	1.7
Chemicals	1.7
Foods	1.7
Non-Corporate Foreign Agency	1.7
Energy – Other	1.6
Pipelines & Other	1.6
Automotive	1.5
Airlines	1.4
Health Care Insurance	1.4
U.S. Government Treasury Securities	1.4
Capital Goods	1.3
Cable	1.2
Brokerage	1.2
Insurance	1.2
Retailers	1.1
Building Materials & Construction	1.0
Paper	1.0
Technology	1.0
Collateralized Mortgage Obligations	0.9
Consumer	0.9
Metals	0.7
Gaming	0.6
U.S. Government Agency Obligations	0.6
Tobacco	0.5
Lodging	0.3
Real Estate Investment Trusts	0.3
Emerging Markets	0.2
Energy – Integrated	0.2
Packaging	0.2

123.4
Security Sold Short	(1.7)
Liabilities in excess of other assets	(21.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $67,065,973:
Unaffiliated investments (cost $1,138,333,864)	$1,128,208,622
Affiliated investments (cost $263,908,541)	263,816,317
Foreign currency, at value (cost $59,617)	51,215
Receivable for investments sold	191,381,998
Interest receivable	10,516,082
Unrealized appreciation on swaps	4,007,117
Unrealized appreciation on forward foreign currency contracts	773,662
Premium for swaps purchased	100,000
Due from broker—variation margin	88,550
Prepaid expenses	25,596

Total Assets	1,598,969,159

LIABILITIES
Payable for investments purchased	381,539,461
Collateral for securities on loan	68,857,306
Securities sold short, at value (proceeds $18,850,000)	18,975,000
Unrealized depreciation on forward foreign currency contracts	447,710
Unrealized depreciation on swaps	435,212
Accrued expenses and other liabilities	396,744
Management fee payable	370,122
Outstanding options written (premiums received $116,091)	88,750
Payable to custodian	55,769
Deferred trustees’ fees	7,421
Transfer agent fee payable	672

Total Liabilities	471,174,167

NET ASSETS	$1,127,794,992

Net assets were comprised of:
Paid-in capital	$1,143,703,801
Retained earnings	(15,908,809)

Net assets, June 30, 2007	$1,127,794,992

Net asset value and redemption price per share, $1,127,794,992 / 105,119,130 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$29,345,071
Affiliated dividend income	3,369,429
Affiliated income from securities loaned, net	92,608

32,807,108

EXPENSES
Management fee	2,268,509
Custodian’s fees and expenses	123,000
Shareholders’ reports	62,000
Trustees’ fees	12,000
Audit fee	11,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	1,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	2,669

Total expenses	2,487,178

NET INVESTMENT INCOME	30,319,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	428,831
Short sales	(731,016)
Futures transactions	(570,645)
Swaps	(788,381)
Options written	180,581
Foreign currency transactions	(487,337)

(1,967,967)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,295,630)
Securities sold short	(262,500)
Futures	(181,844)
Swaps	3,219,044
Options written	27,341
Foreign currencies	(104,040)

(12,597,629)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(14,565,596)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,754,334

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,319,930	$60,783,991
Net realized loss on investments, swaps and foreign currency transactions	(1,967,967)	(9,657,555)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(12,597,629)	4,826,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,754,334	55,953,138

DISTRIBUTIONS	(27,912,158)	(68,284,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,512,695 and 3,007,043 shares, respectively]	16,551,065	32,538,204
Series shares issued in reinvestment of distributions [2,587,655 and 6,373,024 shares, respectively]	27,912,158	68,284,295
Series shares repurchased [5,025,881 and 15,646,812 shares, respectively]	(54,875,487)	(168,772,245)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(10,412,264)	(67,949,746)

TOTAL DECREASE IN NET ASSETS	(22,570,088)	(80,280,903)
NET ASSETS:
Beginning of period	1,150,365,080	1,230,645,983

End of period	$1,127,794,992	$1,150,365,080

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.9%
Boeing Co. (The)	314,400	$30,232,704
Honeywell International, Inc.(a)	875,800	49,290,024
Lockheed Martin Corp.	1,326	124,816
Orbital Sciences Corp.*(a)	1,075,700	22,600,457
Raytheon Co.	2,400	129,336
United Technologies Corp.	413,200	29,308,276

		131,685,613

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)(a)	1,735	126,655

Auto Related — 0.3%
Tenneco, Inc.*	322,000	11,282,880

Beverages — 1.4%
PepsiCo, Inc.	982,923	63,742,556

Biotechnology — 2.5%
Amgen, Inc.*	392,500	21,701,325
Genentech, Inc.*	357,813	27,072,132
Genzyme Corp.*	317,100	20,421,240
Gilead Sciences, Inc.*(a)	1,087,504	42,162,530

		111,357,227

Building Materials — 0.8%
Masco Corp.(a)	1,326,962	37,778,608

Building Products — 0.6%
American Standard Cos., Inc.	468,400	27,626,232

Capital Markets — 5.0%
Bank of New York Co., Inc. (The)*	754,800	31,278,912
Goldman Sachs Group, Inc. (The)	317,612	68,842,401
Mellon Financial Corp.(a)	7,112	312,928
Merrill Lynch & Co., Inc.	532,800	44,531,424
Schwab, (Charles) Corp.	874,500	17,944,740
UBS AG(a)	1,038,700	62,332,387

		225,242,792

Chemicals — 1.0%
Air Products & Chemicals, Inc.	900	72,333
DuPont (E.I.) de Nemours & Co.	918,314	46,687,084

		46,759,417

Clothing & Apparel
Cintas Corp.	844	33,279
Hanesbrands, Inc.*	500	13,515

		46,794

Commercial Banks — 1.9%
Bank of America Corp.	732,848	35,828,939
Wachovia Corp.	1,401	71,801
Wells Fargo & Co.	1,400,914	49,270,145

		85,170,885

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	883,600	34,504,580

Communication Equipment — 4.9%
Ciena Corp.*(a)	321,800	11,626,634
Cisco Systems, Inc.*	2,541,889	70,791,609
Corning, Inc.*	2,475	63,236
Motorola, Inc.	1,104,664	19,552,553

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Communication Equipment (cont’d.)
Nokia Corp., ADR (Finland)	7,542	$212,006
QUALCOMM, Inc.	2,365,460	102,637,309
Research in Motion Ltd. (Canada)*	83,300	16,659,167

		221,542,514

Computers & Peripherals — 2.2%
Apple, Inc.*	330,600	40,346,424
Dell, Inc.*	10,365	295,921
EMC Corp.*	8,140	147,334
Hewlett-Packard Co.	689,300	30,756,566
Seagate Technology (Cayman Islands)	1,314,500	28,616,665
Sun Microsystems, Inc.*	5,400	28,404

		100,191,314

Conglomerates
Cooper Industries Ltd. (Class A Stock) (Bermuda)	820	46,814

Construction — 0.6%
Toll Brothers, Inc.*(a)	1,085,300	27,110,794

Consumer Finance — 1.4%
American Express Co.	1,046,546	64,027,684

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	236,600	19,488,742

Diversified Consumer Services — 1.4%
Career Education Corp.*	850,000	28,704,500
H&R Block, Inc.	1,425,700	33,318,609

		62,023,109

Diversified Financial Services — 4.6%
Capital One Financial Corp.(a)	500,475	39,257,259
Citigroup, Inc.	865,204	44,376,313
Freddie Mac	295,290	17,924,103
JPMorgan Chase & Co.	1,017,647	49,304,997
KKR Private Equity Investors LLP(c)	1,295,700	29,153,250
KKR Private Equity Investors LLP, RDU(cost $7,567,532; purchased 7/18/06-8/3/06)(c)(e)	334,700	7,530,750
NYSE Euronext, Inc.	298,500	21,975,570

		209,522,242

Electric Utilities — 2.0%
Dominion Resources, Inc.	267,100	23,053,401
Entergy Corp.	178,600	19,172,710
Exelon Corp.(a)	326,100	23,674,860
Progress Energy, Inc.(a)	539,200	24,582,128

		90,483,099

Electronic Components — 1.1%
Dolby Laboratories, Inc. (Class A Stock)*	667,058	23,620,524
Parker Hannifin Corp.	279,700	27,385,427

		51,005,951

Electronic Equipment & Instruments — 0.4%
Sony Corp., ADR (Japan)	370,900	19,053,133

Energy Equipment & Services — 1.9%
BJ Services Co.	5,010	142,485
Cameron International Corp.*	6,490	463,840

SEE NOTES TO FINANCIAL STATEMENTS.

A45

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Energy Equipment & Services (cont’d.)
Diamond Offshore Drilling, Inc.(a)	327,600	$33,271,056
GlobalSantaFe Corp. (Cayman Islands)	2,000	144,500
Schlumberger Ltd.	312,200	26,518,268
Tenaris SA, ADR (Luxembourg)(a)	510,500	24,994,080

		85,534,229

Financial – Bank & Trust — 0.4%
Hudson City Bancorp, Inc.(a)	1,329,500	16,246,490
PNC Financial Services Group, Inc.	1,986	142,158

		16,388,648

Financial – Brokerage
Ameriprise Financial, Inc.	177	11,252

Food & Staples Retailing — 1.6%
Kroger Co. (The)	800,600	22,520,878
Wal-Mart Stores, Inc.	1,071,792	51,563,913

		74,084,791

Food Products — 2.3%
Cadbury Schweppes PLC, ADR (United Kingdom)	559,500	30,380,850
ConAgra Foods, Inc.	1,198,200	32,183,652
General Mills, Inc.	792	46,269
Kellogg Co.	385,515	19,965,822
McCormick & Co., Inc.	572,823	21,870,382
Sara Lee Corp.	4,000	69,600

		104,516,575

Healthcare Equipment & Supplies — 0.9%
Alcon, Inc.(a)	158,100	21,329,271
Medtronic, Inc.	377,086	19,555,680

		40,884,951

Healthcare Providers & Services — 1.1%
Coventry Health Care, Inc.*	348,623	20,098,116
Omnicare, Inc.(a)	836,200	30,153,372

		50,251,488

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)	470,100	20,327,124
McDonald’s Corp.	944,561	47,945,916

		68,273,040

Household Durables
Newell Rubbermaid, Inc.	2,500	73,575

Household Products — 1.7%
Kimberly-Clark Corp.	388,900	26,013,521
Procter & Gamble Co.	846,378	51,789,870

		77,803,391

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.*(a)	692,200	28,774,754

Industrial Conglomerates — 3.2%
General Electric Co.	2,768,463	105,976,764
Textron, Inc.(a)	368,085	40,529,839
Tyco International Ltd.*	9,472	320,059

		146,826,662

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance — 5.4%
AFLAC, Inc.(a)	737,670	$37,916,238
Allstate Corp. (The)	2,922	179,732
American International Group, Inc.	1,076,810	75,409,004
Axis Capital Holdings Ltd.	644,600	26,202,990
Berkshire Hathaway, Inc. (Class A Stock)*	207	22,661,325
Conseco, Inc.*(a)	2,165	45,227
Hartford Financial Services Group, Inc.	614	60,485
Loews Corp.	783,300	39,932,634
Marsh & McLennan Cos., Inc.(a)	670,700	20,711,216
Progressive Corp. (The)	852,200	20,393,146

		243,511,997

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	183,500	8,925,440
Google, Inc. (Class A Stock)*	119,900	62,753,262
Oracle Corp.*	10,373	204,452
Yahoo!, Inc.*	1,140	30,928

		71,914,082

IT Services
Accenture Ltd. (Class A Stock)(a)	2,802	120,178

Leisure Equipment & Products
Mattel, Inc.	2,812	71,115

Machinery — 0.5%
Caterpillar, Inc.	304,700	23,858,010

Media — 5.5%
CBS Corp. (Class B Stock)	3,523	117,386
Comcast Corp. (Class A Stock)*(a)	4,350	122,322
Comcast Corp. (Special Class A Stock)*	1,567	43,813
EchoStar Communications Corp. (Class A Stock)*	504,619	21,885,326
Liberty Global, Inc. (Class C Stock)*	814,350	32,003,955
News Corp. (Class A Stock)	2,749,726	58,321,689
News Corp. (Class B Stock)(a)	1,735,538	39,813,242
Time Warner, Inc.	1,503,506	31,633,766
Viacom, Inc. (Class B Stock)*	3,523	146,663
Walt Disney Co. (The)(a)	1,282,800	43,794,792
XM Satellite Radio Holdings, Inc. (Class A Stock)*	1,714,500	20,179,665

		248,062,619

Metals & Mining — 1.6%
Barrick Gold Corp. (Canada)	1,412,138	41,050,852
Freeport-McMoRan Copper & Gold, Inc.	391,100	32,390,902

		73,441,754

Multi-Line Retail — 1.3%
J.C. Penney Co., Inc.	1,300	94,094
Kohl’s Corp.*	266,230	18,910,317
Staples, Inc.	996,841	23,655,037
Target Corp.(a)	264,813	16,842,107

		59,501,555

Multi-Utilities — 1.5%
Sempra Energy	1,171,246	69,372,900

SEE NOTES TO FINANCIAL STATEMENTS.

A46

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Office Electronics — 0.6%
Xerox Corp.*	1,515,600	$28,008,288

Oil, Gas & Consumable Fuels — 8.6%
ConocoPhillips	279,786	21,963,201
Exxon Mobil Corp.	741,028	62,157,429
Hess Corp.	565,400	33,335,984
Murphy Oil Corp.	32,500	1,931,800
Newfield Exploration Co.*	419,000	19,085,450
Nexen, Inc.	1,039,000	32,157,050
Occidental Petroleum Corp.	612,400	35,445,712
Petroleo Brasileiro SA, ADR (Brazil)(a)	341,700	41,437,959
Suncor Energy, Inc. (Canada) (Toronto)	544,660	49,064,161
Suncor Energy, Inc. (Canada) (NYSE)	124,870	11,228,310
Total SA, ADR (France)	1,001,226	81,079,281

		388,886,337

Pharmaceuticals — 7.3%
Abbott Laboratories	872,455	46,719,965
Elan Corp. PLC, ADR (Ireland)*(a)	1,720,000	37,719,600
Eli Lilly & Co.	1,697	94,828
Johnson & Johnson	2,172	133,839
Merck & Co., Inc.	4,000	199,200
Novartis AG, ADR (Switzerland)	285,150	15,988,361
Roche Holdings Ltd., ADR (Switzerland)	391,800	34,749,251
Schering-Plough Corp.	2,210,700	67,293,708
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	418,500	17,263,125
Wyeth	1,948,609	111,733,240

		331,895,117

Retail & Merchandising
TJX Cos., Inc.(a)	1,310	36,025

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	1,080	40,651
ASML Holding NV (Netherlands)*(a)	1,035,416	28,422,169
Broadcom Corp. (Class A Stock)*	455,350	13,318,988
Intel Corp.(a)	1,245,800	29,600,208
KLA-Tencor Corp.	552	30,332
Marvell Technology Group Ltd.*(a)	1,319,510	24,028,277
Maxim Integrated Products, Inc.	2,600	86,866
Spansion, Inc. (Class A Stock)*(a)	1,490,700	16,546,770
Texas Instruments, Inc.(a)	625,355	23,532,109
Xilinx, Inc.(a)	1,070	28,644

		135,635,014

Software — 4.3%
Adobe Systems, Inc.*(a)	1,608,713	64,589,827
Microsoft Corp.	3,383,095	99,699,810

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Software (cont’d.)
Symantec Corp.*(a)	1,614,410	$32,611,082

		196,900,719

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.*(a)	770	27,712
Best Buy Co., Inc.	737,100	34,400,457
Home Depot, Inc. (The)	1,445	56,861
Lowe’s Cos., Inc.	2,984	91,579

		34,576,609

Telecommunications — 1.2%
Alltel Corp.	146,548	9,899,317
Comverse Technology, Inc.*	23,803	496,293
Embarq Corp.	661	41,888
Juniper Networks, Inc.*(a)	1,739,300	43,778,181
Nortel Networks Corp. (Canada)*	1,926	46,320

		54,261,999

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.*	751,400	35,608,846

Thrifts & Mortgage Finance — 0.9%
Fannie Mae	593,000	38,740,690

Tobacco — 1.3%
Altria Group, Inc.	819,500	57,479,730

Transportation
Expeditors International Washington, Inc.	566	23,376
FedEx Corp.	250	27,742

		51,118

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*(a)	71,300	5,756,762
Sprint Nextel Corp.	1,528,816	31,661,779

		37,418,541

TOTAL LONG-TERM INVESTMENTS (cost $3,531,224,456)		4,462,596,234

SHORT-TERM INVESTMENT — 9.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $451,420,841; includes $410,249,261 of cash collateral for securities on loan)(b)(w) (Note 4)	451,420,841	451,420,841

TOTAL INVESTMENTS(d) — 108.3% (cost $3,982,645,297)		4,914,017,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3%)		(376,533,444)

NET ASSETS — 100.0%		$4,537,483,631

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $393,063,077; cash collateral of $410,249,261 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(d)	As of June 30, 2007, 1 security representing $7,530,750 and 0.17% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $7,567,532. The aggregate value of $7,530,750 is approximately 0.17% of the net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (9% represents investments purchased with collateral from securities on loan)	9.9%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	7.3
Media	5.5
Insurance	5.4
Capital Markets	5.0
Communication Equipment	4.9
Diversified Financial Services	4.6
Software	4.3
Industrial Conglomerates	3.2
Semiconductors & Semiconductor Equipment	3.0
Aerospace & Defense	2.9
Biotechnology	2.5
Food Products	2.3
Computers & Peripherals	2.2
Electric Utilities	2.0
Energy Equipment & Services	1.9
Commercial Banks	1.9
Household Products	1.7
Food & Staples Retailing	1.6
Metals & Mining	1.6
Internet Software & Services	1.6
Multi-utilities	1.5
Hotels, Restaurants & Leisure	1.5
Consumer Finance	1.4
Beverages	1.4
Diversified Consumer Services	1.4
Multi-line Retail	1.3
Tobacco	1.3
Telecommunications	1.2
Electronic Components	1.1
Healthcare Providers & Services	1.1
Chemicals	1.0
Healthcare Equipment & Supplies	0.9
Thrifts & Mortgage Finance	0.9
Building Materials	0.8
Wireless Telecommunication Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Specialty Retail	0.8
Commercial Services & Supplies	0.8
Independent Power Producers & Energy Traders	0.6
Office Electronics	0.6
Building Products	0.6
Construction	0.6
Machinery	0.5
Consumer Products & Services	0.4
Electronic Equipment & Instruments	0.4
Financial – Bank & Trust	0.4
Auto Related	0.3

108.3
Liabilities in excess of other assets	(8.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A48

EQUITY PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $393,063,077:
Unaffiliated investments (cost $3,531,224,456)	$4,462,596,234
Affiliated investments (cost $451,420,841)	451,420,841
Receivable for investments sold	46,787,922
Dividends and interest receivable	3,272,031
Prepaid expenses	34,827
Tax reclaim receivable	17,041
Receivable for Series shares sold	4,455

Total Assets	4,964,133,351

LIABILITIES
Payable to broker for collateral for securities on loan	410,249,261
Payable for investments purchased	11,257,922
Payable to custodian	2,210,835
Management fee payable	1,694,057
Accrued expenses and other liabilities	617,721
Payable for Series shares repurchased	616,564
Deferred trustees’ fees	1,983
Transfer agent fees payable	800
Distribution fee payable	361
Administration fee payable	216

Total Liabilities	426,649,720

NET ASSETS	$4,537,483,631

Net assets were comprised of:
Paid-in capital	$3,410,817,161
Retained earnings	1,126,666,470

Net assets, June 30, 2007	$4,537,483,631

Class I:
Net asset value and redemption price per share, $4,535,744,246 / 153,385,544 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$29.57

Class II:
Net asset value and redemption price per share, $1,739,385 / 58,784 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$29.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,458,072 foreign withholding tax)	$29,521,758
Affiliated dividend income	2,079,368
Affiliated income from securities lending, net	913,704
Unaffiliated interest	52

32,514,882

EXPENSES
Management fee	9,962,440
Distribution fee—Class II	2,306
Administration fee—Class II	1,383
Custodian’s fees and expenses	302,000
Insurance expenses	58,000
Shareholders’ reports	50,000
Trustees’ fees	33,000
Legal fees and expenses	10,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,500) (Note 4)	3,000
Miscellaneous	48,536

Total expenses	10,487,665

NET INVESTMENT INCOME	22,027,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	207,263,478
Foreign currency transactions	(99,062)

207,164,416

Net change in unrealized appreciation (depreciation) on:
Investments	103,065,444
Foreign currencies	806

103,066,250

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	310,230,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,257,883

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,027,217	$47,026,456
Net realized gain on investments and foreign currencies	207,164,416	333,212,503
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	103,066,250	125,859,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	332,257,883	506,098,171

DISTRIBUTIONS:
Class I	—	(46,000,931)
Class II	—	(11,345)

TOTAL DISTRIBUTIONS	—	(46,012,276)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	16,975,801	56,539,838
Series shares issued in reinvestment of distributions	—	46,012,276
Series shares repurchased	(216,397,037)	(443,931,719)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(199,421,236)	(341,379,605)

TOTAL INCREASE IN NET ASSETS	132,836,647	118,706,290
NET ASSETS:
Beginning of period	4,404,646,984	4,285,940,694

End of period	$4,537,483,631	$4,404,646,984

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 89.7%		Value (Note 2)
COMMON STOCKS — 64.7%	Shares

Aerospace/Defense — 1.9%
Boeing Co.	196,500	$18,895,440
Ceradyne, Inc.(a)(b)	42,100	3,113,716
General Dynamics Corp.	16,000	1,251,520
Honeywell International, Inc.(b)	128,300	7,220,724
Lockheed Martin Corp.	174,600	16,435,098
Northrop Grumman Corp.	213,200	16,601,884
Raytheon Co.	11,000	592,790
United Technologies Corp.	113,200	8,029,276

		72,140,448

Air Freight & Logistics — 0.1%
TNT NV (Netherlands)	10,357	467,637
United Parcel Service, Inc. (Class B Stock)(b)	53,900	3,934,700

		4,402,337

Airlines — 0.1%
Air France KLM (France)	36,586	1,702,332
British Airways PLC (United Kingdom)(a)	35,460	296,583
Iberia Lineas Aereas de Espana (Spain)	37,016	184,235
Qantas Airways Ltd. (Australia)	228,014	1,082,541
Singapore Airlines Ltd. (Singapore)	18,000	221,068

		3,486,759

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	32,400	1,192,057
Bridgestone Corp. (Japan)	72,300	1,550,229
Compagnie Generale des Etablissements Michelin (France)	4,050	565,964
Continental AG (Germany)	5,639	792,500
Gentex Corp.	103,300	2,033,977
NGK Spark Plug Co. Ltd. (Japan)	6,000	104,528
Rieter Holding AG (Switzerland)	304	158,911
Stanley Electric Co. Ltd. (Japan)	18,900	411,387
Tokai Rika Co. Ltd. (Japan)	10,500	287,391
Toyota Boshoku Corp. (Japan)	3,600	91,224

		7,188,168

Automobiles — 0.3%
Fiat S.p.A. (Italy)	50,575	1,502,223
Peugeot SA (France)	21,543	1,735,519
Renault SA (France)	7,304	1,171,482
Toyota Motor Corp. (Japan)	87,600	5,549,482
Volkswagen AG (Germany)	4,636	737,272
Yamaha Motor Co. Ltd. (Japan)	11,700	340,191

		11,036,169

Beverages — 1.1%
Carlsberg A/S (Denmark)	1,575	190,382
Coca-Cola Co. (The)(b)	343,700	17,978,947
Coca-Cola Hellenic Bottling Co. SA (Greece)	5,730	263,680
Coca-Cola West Holdings Co. Ltd. (Japan)	36,500	849,320
Foster’s Group Ltd. (Australia)	51,926	280,867
InBev NV (Belgium)	7,948	629,527
Pepsi Bottling Group, Inc.	48,400	1,630,112
PepsiCo, Inc.	303,220	19,663,817

		41,486,652

Biotechnology — 0.3%
Amgen, Inc.(a)(b)	8,808	486,994
Biogen Idec, Inc.(a)	87,600	4,686,601
CSL Ltd. (Australia)	32,413	2,418,224

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Biotechnology (cont’d.)
Genzyme Corp.(a)	20,700	$1,333,080
OSI Pharmaceuticals, Inc.(a)(b)	90,900	3,291,489

		12,216,388

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	79,000	1,067,663
Cie de Saint-Gobain (France)	11,464	1,284,227
Geberit AG (Switzerland)	1,600	272,620
JS Group Corp. (Japan)	8,900	180,711
Sanwa Shutter Corp. (Japan)	42,000	243,557

		3,048,778

Capital Markets — 2.8%
3i Group PLC (United Kingdom)	16,105	374,886
Bear Stearns Cos., Inc. (The)(b)	30,500	4,270,000
Credit Suisse Group (Switzerland)	49,948	3,545,862
D. Carnegie & Co. AB (Sweden)	8,500	148,162
Deutsche Bank AG (Germany)	24,447	3,538,157
Franklin Resources, Inc.	34,900	4,623,203
Goldman Sachs Group, Inc.	122,600	26,573,550
Janus Capital Group, Inc.(b)	35,900	999,456
Lehman Brothers Holdings, Inc.	212,500	15,835,500
Macquarie Bank Ltd. (Australia)	15,564	1,121,592
Merrill Lynch & Co., Inc.(b)	271,300	22,675,254
Morgan Stanley	223,490	18,746,341
UBS AG (Switzerland)	59,557	3,561,766

		106,013,729

Chemicals — 1.0%
Air Products and Chemicals, Inc.	42,900	3,447,873
Ashland, Inc.	79,900	5,109,605
BASF AG (Germany)	13,877	1,815,353
Dainippon Ink and Chemicals, Inc. (Japan)	24,000	92,784
Dow Chemical Co. (The)	257,000	11,364,540
Eastman Chemical Co.	29,500	1,897,735
Koninklijke DSM NV (Netherlands)	28,885	1,422,595
Mitsubishi Chemical Holdings Corp. (Japan)	227,500	2,091,614
Mitsubishi Gas Chemical Co., Inc. (Japan)	44,000	402,745
Monsanto Co.	67,800	4,579,212
Nippon Shokubai Co. Ltd. (Japan)	27,000	240,122
Rohm & Haas Co.	38,700	2,116,116
Teijin Ltd. (Japan)	69,000	377,714
Tosoh Corp. (Japan)	69,000	383,878
Yara International ASA (Norway)	41,200	1,235,425

		36,577,311

Commercial Banks — 3.1%
Allied Irish Banks PLC (Ireland)	15,749	430,214
Australia and New Zealand Banking Group Ltd. (Australia)	66,770	1,641,059
Banche Popolari Unite Scpa (Italy)	4,918	125,004
Banco Bilbao Vizcaya Argentaria SA (Spain)	154,569	3,779,970
Banco BPI SA (Portugal)	140,804	1,252,315
Banco Espirito Santo SA (Portugal)	53,646	1,196,052
Banco Popolare di Verona e Novara Scrl (Italy)	33,131	952,599
Banco Popular Espanol SA (Spain)	25,932	482,601
Banco Santander Central Hispano SA (Spain)	225,096	4,137,711
Barclays PLC (United Kingdom)	136,015	1,892,364
BB&T Corp.	189,000	7,688,520
BNP Paribas (France)	34,939	4,150,181
Comerica, Inc.	55,300	3,288,691

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Banks (cont’d.)
Comerzbank AG (Germany)	41,615	$1,984,857
Commonwealth Bank of Australia (Australia)	15,737	737,138
Credit Agricole SA (France)	42,549	1,726,554
Danske Bank A/S (Denmark)	47,200	1,930,111
Dexia (Belgium)	38,791	1,211,681
DNB NOR ASA (Norway)	120,400	1,548,667
Gunma Bank Ltd. (The) (Japan)	87,000	585,771
HBOS PLC (United Kingdom)	117,902	2,319,052
HSBC Holdings PLC (United Kingdom)	191,011	3,497,505
Joyo Bank Ltd. (The) (Japan)	37,000	230,189
KeyCorp(b)	249,500	8,565,335
Lloyds TSB Group PLC (United Kingdom)	101,341	1,126,543
Mitsubishi UFJ Financial Group, Inc. (Japan)	48	530,193
Mitsui Trust Holdings, Inc. (Japan)	8,000	69,783
National Australia Bank Ltd. (Australia)	18,239	634,295
National City Corp.(b)	125,100	4,168,332
Pacific Capital Bancorp(b)	24,600	663,708
Popular, Inc. (Puerto Rico)(b)	22,700	364,789
Regions Financial Corp.	127,500	4,220,250
Royal Bank of Scotland Group PLC (United Kingdom)	352,939	4,465,909
Sapporo Hokuyo Holdings, Inc. (Japan)	7	77,320
Shinsei Bank Ltd. (Japan)	84,000	339,752
Shizuoka Bank Ltd. (The) (Japan)	15,000	152,284
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	29,600	953,021
Societe Generale (France)	10,640	1,971,362
Svenska Handelbanken (Class A Stock) (Sweden)	29,900	836,107
Sydbank A/S (Denmark)	4,906	234,585
U.S. Bancorp	328,632	10,828,425
UniCredito Italiano S.p.A (Italy)	375,667	3,355,309
Wachovia Corp.	119,600	6,129,500
Wells Fargo & Co.	530,700	18,664,720
Westpac Banking Corp. (Australia)	87,101	1,894,848

		117,035,176

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	119,800	7,964,304
Downer EDI Ltd. (Australia)	167,550	1,045,483
Experian Group Ltd. (Ireland)	20,266	255,040
Hays PLC (United Kingdom)	18,051	61,665
Huron Consulting Group, Inc.(a)	36,300	2,650,263
Labor Ready, Inc.(a)	101,200	2,338,732
Michael Page International PLC (United Kingdom)	41,662	437,699
Randstad Holdings NV (Netherlands)	12,377	979,624
Stericycle, Inc.(a)(b)	84,000	3,734,640
Vedior NV(Netherlands)	3,706	110,749
Waste Management, Inc.	17,200	671,660

		20,249,859

Communications Equipment — 1.2%
Cisco Systems, Inc.(a)	1,038,000	28,908,299
Harris Corp.	13,100	714,605
Nokia Corp. OYJ (Finland)	90,564	2,543,516
QUALCOMM, Inc.	273,700	11,875,843
Telent PLC (United Kingdom)	4,705	48,658
Uniden Corp. (Japan)	12,000	87,911

		44,178,832

Computers & Peripherals — 2.4%
Apple Computer, Inc.(a)	7,500	915,300
EMC Corp.(a)(b)	1,075,900	19,473,790

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computers & Peripherals (cont’d.)
Hewlett-Packard Co.	683,565	$30,500,670
International Business Machines Corp.(b)	366,600	38,584,650
Wincor Nixdorf AG (Germany)	2,344	213,731

		89,688,141

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	8,687	552,304
COMSYS Holdings Corp. (Japan)	37,000	428,824
Fomento de Construcciones y Contratas SA (Spain)	1,708	153,666
Granite Construction, Inc.	16,900	1,084,642
JGC Corp.	8,000	150,091
Quanta Services, Inc.(b)	64,600	1,981,283
Sacyr Vallehermoso SA (Spain)	9,440	452,881
YIT OYJ (Finland)	3,504	109,969

		4,913,660

Construction Materials — 0.3%
CRH PLC (Ireland)	3,331	164,615
Eagle Materials, Inc.	81,800	4,012,290
Fletcher Building Ltd. (New Zealand)	32,306	307,572
Headwaters, Inc.(a)(b)	33,400	576,818
Holcim Ltd. (Switzerland)	6,513	703,388
Italcementi S.p.A (Italy)	10,835	334,524
Lafarge SA (France)	13,942	2,540,971
Vulcan Materials Co.(b)	26,100	2,989,494

		11,629,672

Consumer Finance — 0.2%
American Express Co.	46,300	2,832,634
Capital One Financial Corp.	12,400	972,656
Cash America International, Inc.	5,800	229,970
Nelnet, Inc. (Class A Stock)	19,000	464,360
ORIX Corp. (Japan)	6,810	1,794,798
World Acceptance Corp.(a)	14,600	623,858

		6,918,276

Containers & Packaging
Ball Corp.	34,900	1,855,633

Distributors
Jardine Cycle & Carriage Ltd.	31,000	317,949
Pacific Brands Ltd. (Australia)	263,185	769,794

		1,087,743

Diversified Consumer Services
ITT Educational Services, Inc.(a)	3,100	363,878
Jackson Hewitt Tax Service, Inc.	48,100	1,352,091

		1,715,969

Diversified Financial Services — 3.5%
Bank of America Corp.	909,582	44,469,465
Challenger Financial Services Group Ltd. (Australia)	103,013	509,161
CIT Group, Inc.	7,200	394,776
Citigroup, Inc.	603,562	30,956,695
Fortis (Belgium)	66,147	2,803,563
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	56,000	791,385
ING Groep NV (Netherlands)	67,982	2,992,147
JPMorgan Chase & Co.	801,894	38,851,765
Moody’s Corp.	149,500	9,298,900
OKO Bank PLC (Finland)	36,624	678,630
Singapore Exchange Ltd. (Singapore)	16,000	102,433

		131,848,920

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	965,347	$40,061,901
Belgacom SA (Belgium)	41,141	1,820,837
BT Group PLC (United Kingdom)	210,438	1,400,580
CenturyTel, Inc.	149,300	7,323,165
France Telecom SA (France)	56,272	1,543,340
Nippon Telegraph & Telephone Corp. (Japan)	335	1,488,284
Swisscom AG (Switzerland)	4,947	1,691,284
Telecom Corp. of New Zealand Ltd. (New Zealand)	538,279	1,904,656
Telecom Italia S.p.A (Italy)	700,056	1,551,496
Telefonica SA (Spain)	25,305	563,139
TeliaSonera AB (Sweden)	30,500	223,752
Verizon Communications, Inc.	393,788	16,212,252
Windstream Corp.	94,800	1,399,248

		77,183,934

Electric Utilities — 0.9%
American Electric Power Co., Inc.	190,800	8,593,633
CLP Holdings Ltd. (Hong Kong)	54,500	365,578
Contact Energy Ltd.	77,938	541,340
Duke Energy Corp.	273,900	5,012,370
E.On AG (Germany)	26,290	4,389,448
Enel S.p.A (Italy)	15,300	164,460
Energias de Portugal SA (Portugal)	208,337	1,152,027
FirstEnergy Corp.(b)	97,800	6,330,594
Hokkaido Electric Power Co., Inc. (Japan)	55,500	1,205,787
Pinnacle West Capital Corp.	32,200	1,283,170
Portland General Electric Co.	10,900	299,096
Progress Energy, Inc.(b)	77,700	3,542,343
Southern Co.(b)	30,200	1,035,558
Tokyo Electric Power Co., Inc. (The) (Japan)	51,300	1,649,933

		35,565,337

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	66,388	1,496,902
Acuity Brands, Inc.(b)	62,400	3,761,472
Emerson Electric Co.	292,400	13,684,320
Genlyte Group, Inc. (a)(b)	10,000	785,400
Renewable Energy Corp AS (Norway)(a)	2,500	96,821
Rockwell Automation, Inc.	93,700	6,506,528
Schneider Electric SA (France)	15,573	2,181,906

		28,513,349

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	344,700	13,250,268
Kyocera Corp. (Japan)	10,100	1,077,880
L-1 Identity Solutions, Inc.(a)(b)	77,700	1,588,965
TDK Corp. (Japan)	22,200	2,149,230
Venture Co. Ltd. (Singapore)	22,000	225,641
Yaskawa Electric Corp. (Japan)	17,000	193,852

		18,485,836

Energy Equipment & Services — 1.4%
Dresser-Rand Group, Inc.(a)	60,700	2,397,650
FMC Technologies, Inc.(a)	10,200	808,044
Fugro NV-CVA (Netherlands)	5,443	344,825
Halliburton Co.(b)	561,900	19,385,550
Hornbeck Offshore Services, Inc.(a)(b)	104,600	4,054,296
Noble Corp.	131,400	12,814,128
Petroleum Geo-Services ASA(Norway)(a)	2,827	70,592
Schlumberger Ltd. (Netherlands Antilles)(b)	42,700	3,626,938

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Energy Equipment & Services (cont’d.)
SeaDrill Ltd. (Bermuda)(a)	7,800	$167,332
Transocean, Inc. (Cayman Islands)(a)	82,400	8,732,752
WorleyParsons Ltd. (Australia)	70,512	2,032,528

		54,434,635

Food & Staples Retailing — 1.5%
Axfood AB (Sweden)	7,600	268,805
Casino Guichard-Perrachon SA (France)	12,240	1,237,662
Colruyt SA (Belgium)	1,242	259,241
J. Sainsbury PLC (United Kingdom)	92,968	1,086,769
Jeronimo Martins SGPS SA (Portugal)	19,135	113,074
Kroger Co. (The)	497,800	14,003,114
Safeway, Inc.	392,500	13,356,775
UNY Co. Ltd. (Japan)	10,000	118,904
Walgreen Co.	75,400	3,282,916
Wal-Mart Stores, Inc.	459,000	22,082,489
Woolworths Ltd. (Australia)	62,691	1,435,039

		57,244,788

Food Products — 1.2%
Archer-Daniels-Midland Co.	127,500	4,218,975
ConAgra Foods, Inc.	533,800	14,337,867
Dean Foods Co.(a)	19,700	627,839
East Asiatic Co. Ltd. A/S (Denmark)	8,750	481,223
Ebro Puleva SA (Spain)	48,714	1,047,215
Futuris Corp. Ltd. (Australia)	56,610	133,424
General Mills, Inc.	179,500	10,486,390
Goodman Fielder Ltd. (Australia)	230,483	474,832
McCormick & Co., Inc.	47,800	1,825,004
Nestle SA (Class B Stock) (Switzerland)	5,368	2,039,698
Pilgrim’s Pride Corp.	67,700	2,584,109
Sanderson Farms, Inc.(b)	21,200	954,424
Suedzucker AG (Germany)	75,597	1,676,305
Unilever NV (Netherlands)	91,505	2,839,750
Unilever PLC (United Kingdom)	62,819	2,028,416

		45,755,471

Gas Utilities
AGL Resources, Inc.	10,800	437,184
Gas Natural SDG SA (Spain)	10,136	615,817
Southwest Gas Corp.	11,700	395,577

		1,448,578

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	174,800	9,848,232
Becton, Dickinson & Co.	219,100	16,322,950
Haemonetics Corp.(a)	10,700	562,927
Integra LifeSciences Holdings Corp.(a)(b)	8,800	434,896
Medtronic, Inc.	9,600	497,856
Phonak Holding AG (Switzerland)	6,123	548,862

		28,215,723

Health Care Providers & Services — 1.6%
Aetna, Inc.	354,400	17,507,360
Cardinal Health, Inc.	19,900	1,405,736
Fresenius Medical Care AG & Co. KGaA (Germany)	5,980	274,858
LCA-Vision, Inc.(b)	13,000	614,380
UnitedHealth Group, Inc.	425,000	21,734,500
WellPoint, Inc.(a)	241,900	19,310,877

		60,847,711

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc. (Australia)	96,550	$2,826,019
Carnival PLC (United Kingdom)	2,851	136,254
Darden Restaurants, Inc.	145,500	6,400,545
Enterprise Inns PLC (United Kingdom)	44,067	607,187
Lottomatica SpA (Italy)	5,212	206,787
McDonald’s Corp.	321,100	16,299,036
Pinnacle Entertainment, Inc.(a)(b)	12,300	346,245
Wyndham Worldwide Corp.(a)	44,000	1,595,440
Yum! Brands, Inc.	390,400	12,773,888

		41,191,401

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	46,780	927,284
Bellway PLC (United Kingdom)	22,614	569,315
Black & Decker Corp. (The)	7,900	697,649
Bovis Homes Group PLC (United Kingdom)	14,332	255,751
Daito Trust Construction Co., Ltd. (Japan)	14,400	686,522
George Wimpey PLC (United Kingdom)	98,078	981,768
Makita Corp. (Japan)	15,300	680,967
Matsushita Electric Industrial Co. Ltd. (Japan)	100,000	1,985,786
Persimmon PLC (United Kingdom)	2,974	68,772
Sekisui Chemical Co. Ltd. (Japan)	49,000	379,265
Sekisui House Ltd. (Japan)	17,000	227,127
Sony Corp. (Japan)	19,500	1,002,517
Taylor Woodrow PLC (United Kingdom)	57,638	414,945

		8,877,668

Household Products — 1.2%
Henkel KGaA (Germany)	5,183	273,122
Kimberly-Clark Corp.	245,400	16,414,806
Procter & Gamble Co.(b)	447,305	27,370,593
Reckitt Benckiser PLC (United Kingdom)	46,355	2,537,730

		46,596,251

Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc.	106,100	9,248,737
International Power PLC (United Kingdom)	167,025	1,435,695
NRG Energy, Inc.(a)(b)	323,800	13,460,366

		24,144,798

Industrial Conglomerates — 2.1%
3M Co.	208,500	18,095,715
Cookson Group PLC (United Kingdom)	15,018	212,699
General Electric Co.	1,504,000	57,573,120
Orkla ASA (Class A Stock) (Norway)	126,900	2,392,685
Siemens AG (Germany)	9,959	1,426,146

		79,700,365

Insurance — 3.6%
ACE Ltd. (Cayman Islands)	182,000	11,378,640
Aegon NV (Netherlands)	99,504	1,958,439
Allianz AG (Germany)	18,076	4,215,276
Allstate Corp. (The)	289,000	17,776,390
American International Group, Inc.	426,535	29,870,247
Aviva PLC (United Kingdom)	133,120	1,976,130
AXA SA (France)	48,789	2,097,228
Chubb Corp. (The)	199,900	10,822,586
CNP Assurances (France)	2,207	282,009
Genworth Financial, Inc. (Class A Stock)	124,900	4,296,560
Hartford Financial Services Group, Inc.	13,800	1,359,438

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Legal & General Group PLC (United Kingdom)	141,000	$423,008
MBIA, Inc.	97,800	6,085,116
MetLife, Inc.	62,900	4,055,792
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	11,142	2,043,343
Old Mutual PLC (United Kingdom)	47,832	161,181
Royal & Sun Alliance Insurance Group (United Kingdom)	456,213	1,327,236
SAFECO Corp.(b)	115,000	7,159,900
SCOR (France)	2,911	79,019
Swiss Life Holding (Stitzerland)(a)	100	26,365
Swiss Reinsurance (Switzerland)	26,984	2,460,944
Travelers Cos., Inc. (The)	364,600	19,506,100
Unipol S.p.A. (Italy)	30,155	103,344
XL Capital Ltd. (Class A Stock)	52,300	4,408,367
Zurich Financial Services AG (Switzerland)	9,153	2,829,471

		136,702,129

Internet & Catalog Retail
Home Retail Group (United Kingdom)	112,201	1,028,799

Internet Software & Services — 0.5%
eBay, Inc.(a)	547,500	17,618,550
Google, Inc. (Class A Stock)(a)	4,700	2,459,886

		20,078,436

IT Services — 0.6%
Electronic Data Systems Corp.	219,200	6,078,416
Fiserv, Inc.(a)	228,900	13,001,520
NTT Data Corp. (Japan)	287	1,363,614
SYKES Enterprises, Inc.(a)	30,100	571,599

		21,015,149

Leisure Equipment & Products — 0.1%
FUJIFILM Holdings Corp. (Japan)	30,800	1,378,339
Mattel, Inc.	84,300	2,131,947
Nikon Corp. (Japan)	54,000	1,508,711
Yamaha Corp. (Japan)	31,900	663,261

		5,682,258

Life Sciences, Tools & Services — 0.5%
Applera Corp. — Applied Biosystems Group	150,700	4,602,378
Charles River Laboratories International, Inc.(a)	59,500	3,071,390
Invitrogen Corp.(a)	30,700	2,264,125
Waters Corp.(a)	133,300	7,912,688

		17,850,581

Machinery — 1.4%
Alfa Laval AB (Sweden)	4,200	253,051
Amada Co. Ltd. (Japan)	51,000	638,303
Charter PLC (United Kingdom)(a)	32,446	715,957
Crane Co.	11,800	536,310
Daifuku Co. Ltd. (Japan)	17,988	248,508
Deere & Co.	21,400	2,583,836
Dover Corp.	51,200	2,618,880
Eaton Corp.	89,500	8,323,499
EnPro Industries, Inc.(a)	6,900	295,251
Gardner Denver, Inc.(a)	92,000	3,914,600
Glory Ltd.	4,900	107,452
Hitachi Construction Machine (Japan)	20,200	703,821
Illinois Tool Works, Inc.	107,700	5,836,263
ITT Corp.(b)	51,600	3,523,248
Komatsu Ltd. (Japan)	88,000	2,558,701

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery (cont’d.)
Komori Corp. (Japan)	28,000	$657,218
Konecranes OYJ (Finland)	3,050	127,459
MAN AG (Germany)	8,884	1,268,277
NSK Ltd. (Japan)	77,000	797,986
Parker Hannifin Corp.	139,100	13,619,280
Sandvik AB (Sweden)	25,207	508,014
Scania AB (Class B Stock) (Sweden)	12,871	313,928
Sumitomo Heavy Industries Ltd. (Japan)	13,000	147,501
Trelleborg AB (Class B Stock) (Sweden)	18,400	506,337
Volvo AB (Class B Stock) (Sweden)	45,000	894,711

		51,698,391

Marine — 0.1%
Cosco Corp Singapore Ltd. (Singapore)	61,000	149,038
Kawasaki Kisen Kaisha Ltd. (Japan)	35,000	428,386
Mitsui OSK Lines Ltd. (Japan)	170,000	2,311,309
Neptune Orient Lines Ltd. (Singapore)	225,000	779,030
Nippon Yusen Kabushiki Kaish (Japan)	47,000	431,732
Orient Overseas International Ltd. (Hong Kong)	13,000	127,021

		4,226,516

Media — 2.3%
CBS Corp. (Class B Stock)(b)	408,419	13,608,521
Citadel Broadcasting Corp.(b)	33,914	218,745
Comcast Corp. (Class A Stock)(a)(b)	117,773	3,311,777
Daily Mail & General Trust (United Kingdom)	8,592	131,391
Emap PLC (Class B Stock) (United Kingdom)	16,439	269,771
Eniro AB (Sweden)	14,800	187,703
Gestevision Telecinco SA (Spain)	5,203	147,206
Lagardere SCA (France)	11,128	965,116
Lamar Advertising Co.(a)	113,500	7,123,260
Marvel Entertainment, Inc.(a)(b)	68,200	1,737,736
McGraw-Hill Cos., Inc. (The)	30,700	2,090,056
Omnicom Group, Inc.(b)	40,000	2,116,800
Time Warner, Inc.	1,124,850	23,666,845
Viacom, Inc. (Class B Stock)(a)	185,400	7,718,202
Vivendi Universal SA (France)	68,593	2,950,715
Walt Disney Co.	676,000	23,078,640
Yell Group PLC (United Kingdom)	18,000	166,269

		89,488,753

Metals & Mining — 0.8%
Acerinox SA (Spain)	24,929	608,075
Alcoa, Inc.	239,200	9,694,777
Anglo American PLC (United Kingdom)	48,896	2,870,772
Arcelor Mittal (Netherlands)	11,500	718,206
BHP Billiton Ltd. (Australia)	13,666	405,860
BHP Billiton PLC (United Kingdom)	33,361	926,730
Hecla Mining Co.(a)	132,400	1,130,696
Nippon Steel Corp. (Japan)	169,000	1,191,407
Outokumpu OYJ (Finland)	34,000	1,143,550
Rautaruukki OYJ (Finland)	7,750	495,082
Rio Tinto PLC (United Kingdom)	39,715	3,038,349
Salzgitter AG (Germany)	5,180	992,750
Sumitomo Metal Industries Ltd. (Japan)	368,000	2,169,892
Sumitomo Metal Mining Co. Ltd. (Japan)	53,000	1,151,472
Thyssenkrupp AG (Germany)	40,662	2,406,499
Voestalpine AG (Austria)	3,169	266,388
Xstrata PLC (United Kingdom)	15,625	930,203

		30,140,708

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Multiline Retail — 0.9%
Harvey Norman Holdings Ltd. (Australia)	26,202	$117,513
J.C. Penney Co., Inc.	199,300	14,425,334
Kohl’s Corp.(a)	215,700	15,321,171
Macy’s, Inc.	50,600	2,012,868
Marks & Spencer Group PLC (United Kingdom)	113,014	1,419,356
Next PLC (United Kingdom)	4,539	182,228

		33,478,470

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	235,885	1,832,657
Consolidated Edison, Inc.(b)	180,800	8,157,695
National Grid PLC (United Kingdom)	150,205	2,216,321
NiSource, Inc.	61,300	1,269,523
RWE AG (Germany)	2,018	214,070

		13,690,266

Office Electronics — 0.4%
Canon, Inc. (Japan)	34,050	1,999,444
Ricoh Co. Ltd. (Japan)	56,000	1,296,244
Xerox Corp.(a)	739,400	13,664,111

		16,959,799

Oil, Gas & Consumable Fuels — 5.8%
BP PLC (United Kingdom)	525,868	6,327,409
Caltex Australia Ltd. (Australia)	14,035	281,647
Chesapeake Energy Corp.	170,000	5,882,000
Chevron Corp.	536,156	45,165,782
Cimarex Energy Co.(b)	61,400	2,419,774
ConocoPhillips (Class B Stock)	180,534	14,171,919
ENI S.p.A (Italy)	57,232	2,075,084
Exxon Mobil Corp.	972,416	81,566,255
Marathon Oil Corp.(b)	241,400	14,474,344
Neste Oil OYJ (Finland)	35,894	1,406,559
Nippon Mining Holdings, Inc. (Japan)	100,000	960,000
Nippon Oil Corp. (Japan)	234,000	2,177,982
Noble Energy, Inc.	74,000	4,616,860
Occidental Petroleum Corp.	124,600	7,211,848
Repsol YPF SA (Spain)	21,832	864,297
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	3,755,034
Royal Dutch Shell PLC (United Kingdom)	55,023	2,240,038
Santos Ltd. (Australia)	76,018	898,409
Singapore Petroleum Co. Ltd. (Singapore)	170,000	638,576
Sunoco, Inc.	138,100	11,003,808
Total SA (France)	49,230	3,991,481
Valero Energy Corp.	105,300	7,777,458

		219,906,564

Paper & Forest Products — 0.2%
International Paper Co.(b)	133,100	5,197,555
Svenska Cellulosa AB (Sca) (Class B Stock) (Sweden)	60,800	1,016,755

		6,214,310

Personal Products
Nu Skin Enterprises, Inc. (Class A Stock)	13,600	224,400
Oriflame Cosmetics SA (Luxembourg)	12,250	575,050

		799,450

Pharmaceuticals — 4.3%
Abbott Laboratories	182,400	9,767,520
Allergan, Inc.(b)	108,800	6,271,232
AstraZeneca PLC (United Kingdom)	65,919	3,532,656

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	279,400	$15,612,872
GlaxoSmithKline PLC (United Kingdom)	152,103	3,962,283
Johnson & Johnson	568,098	35,006,200
King Pharmaceuticals, Inc.(a)(b)	388,700	7,952,802
Kyowa Hakko Kogyo Co. Ltd. (Japan)	10,000	94,457
Merck & Co., Inc.	375,200	18,684,960
Novartis AG (Switzerland)	26,732	1,500,750
Novo Nordisk A/S (Class B Stock) (Denmark)	2,650	288,254
Orion OYJ (Finland)	10,224	255,867
Pfizer, Inc.	1,525,565	39,008,698
Roche Holding AG-Genusshein (Switzerland)	18,589	3,293,721
Sanofi-Aventis (France)	27,430	2,215,996
Takeda Pharmaceutical Co. Ltd. (Japan)	9,900	640,032
Wyeth	279,300	16,015,062

		164,103,362

Real Estate Investment Trusts — 0.3%
Ashford Hospitality Trust, Inc.	50,400	592,704
British Land Co. PLC (United Kingdom)	9,755	261,037
Centro Properties Group	18,672	134,556
First Industrial Realty Trust, Inc.(b)	49,500	1,918,620
General Growth Properties, Inc.	5,600	296,520
General Property Trust (Australia)	91,264	360,562
ING Industrial Fund	410,513	814,399
Land Securities Group PLC (United Kingdom)	7,291	253,913
Lexington Corporate Properties Trust(b)	24,500	509,600
Mirvac Group (Australia)	149,661	723,233
Newcastle Investment Corp.	80,300	2,013,121
ProLogis	2,700	153,630
Thornburg Mortgage, Inc.(b)	186,000	4,869,481

		12,901,376

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	58,000	759,566
City Developments Ltd. (Singapore)	25,000	282,541
Jones Lang Lasalle, Inc.	19,600	2,224,599
Lend Lease Corp. Ltd. (Australia)	25,907	407,213
Meinl European Land Ltd. (Austria)(a)	5,901	169,141
Swire Pacific Ltd. (Hong Kong)	40,000	444,547
Tokyo Tatemono Co., Ltd. (Japan)	7,000	87,383
UOL Group Ltd. (Singapore)	36,000	136,404
Wharf Holdings Ltd. (Hong Kong)	256,000	1,023,123

		5,534,517

Road & Rail — 0.1%
Asciano Group (Australia)(a)	5,957	51,160
JB Hunt Transport Services, Inc.	95,500	2,800,061
Seino Holdings Co. Ltd. (Japan)	14,000	132,694

		2,983,915

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Energy Industries, Inc.(a)	32,100	727,386
Altera Corp.	205,000	4,536,650
ASML Holding NV (Netherlands)(a)	25,762	707,820
Exar Corp.(a)	50,900	682,060
Intel Corp.	437,200	10,387,872
Kla-Tencor Corp.(b)	221,600	12,176,919
Lam Research Corp.(a)(b)	120,900	6,214,260
Netlogic Microsystems, Inc.(a)(b)	18,800	598,592
Silicon Image, Inc.(a)	120,200	1,031,316

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (cont’d.)
Sumco Corp. (Japan)	38,800	$1,950,636
Teradyne, Inc.(a)(b)	418,100	7,350,198
Texas Instruments, Inc.	318,500	11,985,155
Tokyo Electron Ltd. (Japan)	26,600	1,961,649
Xilinx, Inc.	168,300	4,505,391
Zoran Corp.(a)	34,700	695,388

		65,511,292

Software — 2.3%
BMC Software, Inc.(a)	28,700	869,610
Business Objects SA (France)(a)	9,122	356,324
Intuit, Inc.(a)	37,700	1,134,016
Microsoft Corp.	1,676,000	49,391,719
MicroStrategy, Inc. (Class A Stock)(a)(b)	13,500	1,275,615
Nintendo Co. Ltd. (Japan)	2,000	732,589
Oracle Corp.(a)	1,015,400	20,013,534
Symantec Corp.(a)	586,600	11,849,320

		85,622,727

Specialty Retail — 0.9%
Aeropostale, Inc.(a)	221,800	9,244,624
American Eagle Outfitters, Inc.	262,900	6,746,014
AnnTaylor Stores Corp.(a)	12,100	428,582
Aoyama Trading Co. Ltd. (Japan)	8,400	258,567
Asbury Automotive Group	41,800	1,042,910
Autobacs Seven Co. Ltd. (Japan)	1,900	59,411
Gymboree Corp.(a)	129,000	5,083,890
Hennes & Mauritz AB (Class B Stock) (Sweden)	12,150	718,381
Home Depot, Inc.	214,650	8,446,478
J Crew Group, Inc.(a)(b)	29,700	1,606,473
Rent-A-Center, Inc.(a)	17,900	469,517
Sherwin-Williams Co. (The)	9,100	604,877

		34,709,724

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	57,900	2,743,881
Jones Apparel Group, Inc.	114,800	3,243,100
Kellwood Co.	26,300	739,556
Nisshinbo Industries, Inc. (Japan)	18,000	251,744
Onward Kashiyama Co. Ltd. (Japan)	31,000	396,045
Swatch Group AG (Switzerland)	11,058	625,443

		7,999,769

Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.(b)	164,400	5,975,940
Freddie Mac(b)	93,900	5,699,730
Hypo Real Estate Holding AG (Germany)	2,719	175,731
MGIC Investment Corp.	5,100	289,986
Washington Mutual, Inc.(b)	41,300	1,761,032

		13,902,419

Tobacco — 0.8%
Altria Group, Inc.(b)	187,100	13,123,194
British American Tobacco PLC (United Kingdom)	19,479	664,341
Imperial Tobacco Group PLC (United Kingdom)	55,194	2,544,772
Reynolds American, Inc.(b)	210,600	13,731,119
Swedish Match AB (Sweden)	24,600	474,532

		30,537,958

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Trading Companies & Distributors — 0.4%
Itochu Corp. (Japan)	130,000	$1,507,736
Marubeni Corp. (Japan)	131,000	1,079,919
Mitsubishi Corp. (Japan)	11,600	304,309
Mitsui & Co. Ltd. (Japan)	116,000	2,312,934
MSC Industrial Direct Co.(b)	54,700	3,008,500
Sumitomo Corp. (Japan)	66,000	1,206,091
W.W. Grainger, Inc.	79,200	7,369,560

		16,789,049

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	57,000	232,543
Kamigumi Co. Ltd. (Japan)	31,000	268,897
Macquarie Infrastructure Group (Australia)	601,758	1,836,619

		2,338,059

Wireless Telecommunication Services — 0.5%
Cosmote Mobile Telecommunications SA (Germany)	16,860	520,147
Sprint Nextel Corp.(b)	631,300	13,074,223
Vodafone Group PLC (United Kingdom)	1,794,633	6,013,477

		19,607,847

TOTAL COMMON STOCK (cost $2,031,273,320)		2,468,427,058

PREFERRED STOCK — 0.1%
Automobiles
Porsche AG (Germany) (cost $1,624,285)	1,366	2,438,035

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 24.9%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.,(h) Notes, 144A
4.75%	08/15/10	Baa2	$2,150	$2,102,369
Boeing Capital Corp.,(b) Sr. Notes
6.10%	03/01/11	A2	925	945,087
Goodrich Corp., Notes
6.80%	07/01/36	Baa2	1,018	1,053,546
Lockheed Martin Corp., Notes, Ser. B
6.15%	09/01/36	Baa1	120	119,665
Northrop Grumman Corp., Gtd. Notes
7.125%	02/15/11	Baa1	3,500	3,671,184
Raytheon Co., Notes
4.50%	11/15/07	Baa1	177	176,380
Sr. Notes
5.50%	11/15/12	Baa1	595	592,712

				8,660,943

Airlines — 0.1%
American Airlines, Inc.,(b) Pass-thru Certs.
6.817%	05/23/11	Ba1	2,520	2,513,700

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Airlines (Cont’d.)
Continental Airlines, Inc., Pass-thru Certs.
6.648%	09/15/17	Baa2	$382	$385,152
Southwest Airlines Co., Notes
6.50%	03/01/12	Baa1	1,005	1,029,957

				3,928,809

Asset Backed Securities — 0.8%
American Express Credit Account Master Trust,(g)(h) Ser. 2004-4, Class C, 144A
5.79%	03/15/12	Baa1	1,170	1,173,108
Ser. 2004-C, Class C, 144A
5.82%	02/15/12	Baa1	458	458,608
Amortizing Residential Collateral Trust,(g) Ser. 2002-BC7 M2
6.67%	10/25/32	AA+(f)	125	124,904
Ser. 2002-BC9 M1
6.97%	12/25/32	Aa2	2,498	2,499,711
Bank of America Credit Card Trust,(g) Ser. 2006-C5, Class C5
5.72%	01/15/16	Baa2	3,209	3,213,982
Bank One Issuance Trust, Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,809,835

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
CDC Mortgage Capital Trust,(g) Ser. 2002-HE3, Class M1
6.97%	03/25/33	Aa2	$926	$926,579
Centex Home Equity,(g) Ser. 2005-A, Class M2
5.82%	01/25/35	Aa2	1,790	1,797,057
Citibank Credit Card Insurance Trust,(g) Ser. 2006-C1, Class C1
5.72%	02/20/15	Baa2	1,350	1,355,259
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,342,916
Equity One ABS, Inc., Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,264,048
First Franklin Mortgage Loan Trust,(g) Ser. 2005-FFH1, Class M2
5.84%	06/25/36	Aa2	1,450	1,459,691
Household Home Equity Loan Trust,(g) Ser. 2005-2, Class M2
5.81%	01/20/35	Aa1	610	610,049
MBNA Master Credit Card Trust, Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,894,507
Morgan Stanley ABS Capital I,(g) Ser. 2004-NC3, Class M2
6.42%	03/25/34	A2	1,419	1,421,126
Morgan Stanley Dean Witter Capital I,(g) Ser. 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,704	1,704,765
Ser. 2002-NC2, Class M2, 144A(h)(i)
7.645%	04/25/32	A(f)	387	344,497
Ser. 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,348	1,347,941
Prestige Auto Receivables Trust,(h) Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	337	335,930
Saxon Asset Securities Trust,(g) Ser. 2005-2, Class M2
5.76%	10/25/35	Aa2	1,170	1,173,917
Securitized Asset Backed Receivables LLC,(g) Ser. 2004-OP1, Class M1
5.83%	02/25/34	Aa2	1,325	1,326,853
Ser. 2006-FR3, Class A3
5.57%	05/25/36	Aaa	1,100	1,107,942
SVO VOI Mortgage Corp.,(h) Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	681	673,660
WFS Financial Owner Trust, Ser. 2004-4, Class D
3.58%	05/17/12	A2	428	423,826

				29,790,711

Automotive — 0.1%
DaimlerChrysler Co. LLC, Gtd. Notes
12.375%	05/01/20	Baa1	510	832,719

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Automotive (cont’d.)
Johnson Controls, Inc., Sr. Notes
5.50%	01/15/16	Baa1	$245	$237,227
Oshkosh Truck Corp.,(i) Bank Loan
7.11%	12/06/13	Ba3	1,990	1,995,754

				3,065,700

Banking — 0.6%
Banco Bradesco (Cayman Islands), Notes
8.75%	10/24/13	A2	1,760	1,984,400
Bank of America Corp., Sub. Notes
5.75%	08/15/16	Aa2	1,775	1,751,346
Bank of America NA, Sub. Notes
5.30%	03/15/17	Aa1	930	888,043
6.00%(b)	10/15/36	Aa1	410	395,726
Bank One Corp., Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,402,537
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	454	431,873
5.625%	08/27/12	Aa2	2,800	2,800,596
6.125%	08/25/36	Aa2	570	559,693
Depfa ACS Bank (Ireland),(h) Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,264,509
First Union National Bank, Sub. Notes
7.80%	08/18/10	Aa2	2,100	2,229,112
HSBC Bank USA, Sr. Notes
3.875%	09/15/09	Aa2	250	242,237
ICICI Bank Ltd. (India),(g)(h) Notes, 144A
5.895%	01/12/10	Baa2	2,385	2,388,978
ICICI Bank Ltd. (Singapore),(h) Notes, 144A
5.75%	11/16/10	Baa2	1,410	1,401,822
J.P. Morgan Chase & Co., Capital XVIII, Series R
6.95%	08/17/36	Aa3	690	697,448
Sub. Notes
4.60%	01/17/11	Aa2	720	699,961
6.50%	01/15/09	Aa3	1,100	1,113,318
Mizuho Finance Ltd. (Cayman Islands),(h) Bank Gtd. Notes, 144A
5.79%	04/15/14	Aa3	815	813,666
MUFG Capital Finance 1 Ltd., (Cayman Islands),(g) Gtd. Notes
6.346%	07/25/49	A2	800	782,734

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes
7.625%	09/14/10	Aa2	$695	$739,549
Wells Fargo Bank, Sub. Notes
4.75%	02/09/15	Aa1	585	548,568
6.45%	02/01/11	Aa1	65	67,021

				24,203,137

Brokerage — 0.3%
Bear Stearns Co., Inc. (The), Sr. Notes(b)
5.35%	02/01/12	A1	850	834,076
Unsec. Notes
5.30%	10/30/15	A1	515	488,053
Goldman Sachs Group, Inc. (The), Sub. Notes
5.625%	01/15/17	A1	1,190	1,140,511
6.45%	05/01/36	A1	1,615	1,585,791
Lehman Brothers Holdings, Inc.,(b) Sr. Notes
5.25%	02/06/12	A1	1,715	1,685,723
Merrill Lynch & Co., Inc., Notes
4.25%	02/08/10	Aa3	1,170	1,137,623
4.79%	08/04/10	Aa3	295	289,076
5.00%	01/15/15	Aa3	615	582,437
Notes, M.T.N.(b)
5.77%	07/25/11	Aa3	520	524,932
Morgan Stanley, Notes
5.30%	03/01/13	Aa3	845	828,246
5.45%	01/09/17	Aa3	355	336,129
5.55%	04/27/17	Aa3	670	642,807
Sr. Unsec., M.T.N.
5.75%	10/18/16	Aa3	1,300	1,269,984
Sub. Notes
4.75%	04/01/14	A1	1,170	1,092,592

				12,437,980

Building Materials & Construction — 0.2%
American Standard, Inc., Gtd. Notes
7.625%	02/15/10	Baa3	770	805,473
Centex Corp., Sr. Unsec. Notes
6.50%	05/01/16	Baa2	325	312,540
Hanson PLC (United Kingdom), Sr. Unsub. Notes
7.875%	09/27/10	Baa1	1,000	1,067,414
K Hovnanian Enterprises, Inc.,(b) Gtd. Notes
10.50%	10/01/07	Ba3	4,030	4,065,263
Lafarge SA (France), Notes
6.15%	07/15/11	Baa2	910	925,186

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
Pulte Homes, Inc., Sr. Notes
5.25%	01/15/14	Baa3	$20	$18,302
Ryland Group, Inc. (The), Sr. Notes
5.375%	06/01/08	Baa3	440	438,959

				7,633,137

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes
9.455%	11/15/22	Baa2	255	323,634
Comcast Corp., Gtd. Notes
6.45%	03/15/37	Baa2	780	751,705
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	436,207
Cox Communications, Inc., Notes, Class A
6.75%	03/15/11	Baa3	950	983,127
7.875%	08/15/09	Baa3	1,275	1,332,593
CSC Holdings, Inc., Sr. Notes
7.875%	12/15/07	B2	1,970	1,982,313
Insight Midwest Holdings LLC,(i) Bank Loan
6.60%	10/06/13	Ba3	1,800	1,802,813
Time Warner Cable, Inc.,(h) Sr. Unsec., 144A
5.40%	07/02/12	Baa2	2,510	2,464,880
5.85%	05/01/17	Baa2	35	34,043
6.55%(b)	05/01/37	Baa2	935	903,684

				11,014,999

Capital Goods — 0.2%
Caterpillar Financial Services Corp., Notes, M.T.N.
5.50%	03/15/16	A2	825	809,497
Caterpillar, Inc., Debs.
7.25%	09/15/09	A2	700	726,321
DP World Ltd.,(h) Bonds, 144A
6.85%	07/02/37	A1	1,680	1,682,520
ERAC USA Finance Co.,(h) Gtd. Notes, 144A
7.35%	06/15/08	Baa2	1,950	1,976,687
FedEx Corp., Gtd. Notes
7.25%	02/15/11	Baa2	400	420,601
Honeywell International, Inc., Sr. Unsec. Notes.
5.70%	03/15/37	A2	140	128,941
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,120,485

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
United Technologies Corp., Debs.
8.875%	11/15/19	A2	$460	$572,946
Notes
6.35%	03/01/11	A2	825	848,937

				8,286,935

Chemicals — 0.1%
Dow Chemical Co. (The), Debs.
5.97%	01/15/09	A3	390	391,698
Sr. Notes
6.125%	02/01/11	A3	685	694,528
Equistar Chemicals Funding LP, Gtd. Notes
10.125%	09/01/08	B1	1,125	1,170,000
ICI Wilmington, Inc., Gtd. Notes
5.625%	12/01/13	Baa2	720	707,433
Lubrizol Corp., Sr. Notes
4.625%	10/01/09	Baa3	860	843,130
Union Carbide Corp., Debs.
7.50%	06/01/25	Ba2	460	469,851

				4,276,640

Collateralized Mortgage Obligations — 0.5%
Banc of America Mortgage Securities, Inc.,(g) Ser. 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,486	1,455,085
Ser. 2005-B, Class 2A1
4.388%	03/25/35	Aaa	1,074	1,050,941
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,212	4,198,996
Chase Mortgage Finance Corp.,(g) Ser. 2007-A1 Class 1A5
4.359%	02/25/37	Aaa	4,843	4,796,766
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,660	1,610,841
JP Morgan Mortgage Trust,(g) Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,877	2,816,443
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	553	530,369
Structured Adjustable Rate Mortgage Loan,(g) Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,027	1,022,814
Washington Mutual Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	624	610,416

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations (cont’d.)
Washington Mutual, Inc.,(g) Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa	$478	$475,156

				18,567,827

Commercial Mortgage Backed Securities — 3.2%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(f)
4.873%	03/11/41	AAA(f)	2,500	2,420,579
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,666,298
Ser. 2005-1, Class ASB(g)
5.003%	11/10/42	AAA(f)	900	881,589
Ser. 2006-2, Class A4(g)
5.93%	05/10/45	AAA(f)	2,300	2,293,135
Ser. 2007-1, Class A4
5.451%	01/15/49	Aaa	3,600	3,482,261
Bear Stearns Commercial Mortgage Securities,(g) Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,227,815
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,698,332
Ser. 2005-T20, Class AAB
5.286%	10/12/42	Aaa	2,400	2,345,762
Commercial Mortgage Pass-Through Certificate, I/O,(g)(h) Ser. 2004-LB2A, Class X2, 144A
0.956%	03/10/39	AAA(f)	12,256	291,466
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(g)
5.558%	02/15/39	AAA(f)	2,700	2,648,044
Ser. 2006-C4, Class A3
5.467%	09/15/39	Aaa	4,100	3,978,070
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,790	1,716,068
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	851,266
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,332,416
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,686	2,814,070
General Electric Capital Commercial Mortgage Corp., I/O,(g)(h) Ser. 2004-C2, Class X2, 144A
0.752%	03/10/40	Aaa	22,494	393,236
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,113,641
Ser. 2007-GG9, Class A4
5.444%	03/10/39	Aaa	4,430	4,288,764
GS Mortgage Securities Corp. II(g), Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,579,679

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
JP Morgan Chase & Co.,(g) Ser. 2005-CB13, Class A4
5.472%	01/12/43	Aaa	$2,340	$2,268,180
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa	5,000	4,830,195
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,061,771
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa	2,500	2,355,626
Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	3,900	3,846,001
Ser. 2006-CB17, Class A4
5.429%	12/12/43	Aaa	4,750	4,597,540
Ser. 2006-LDP6, Class X2, I/O,(g)
0.25%	04/15/43	Aaa	146,963	776,566
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	3,700	3,614,776
JP Morgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,669	7,952,774
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,051,158
KeyCorp., Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,400	8,770,149
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,416,126
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,764,763
Ser. 2006-C3 A4(g)
5.661%	03/15/39	Aaa	4,580	4,524,616
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,910,373
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)
6.105%	06/12/46	Aaa	1,795	1,808,349
Ser. 2007-5, Class A4
5.378%	08/12/48	Aaa	3,500	3,363,853
Morgan Stanley Capital I, Ser. 2006-IQ11 A4
5.945%	10/15/42	AAA(f)	2,600	2,589,391
Ser. 2007-HQ11, Class AAB(g)
5.445%	02/12/44	Aaa	4,600	4,493,727

				123,018,425

Consumer — 0.1%
Procter & Gamble Co., Sr. Notes
5.55%	03/05/37	Aa3	1,510	1,420,188
Western Union Co., Notes
5.93%	10/01/16	A3	585	570,744

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Consumer (cont’d.)
Whirlpool Corp., Notes
6.125%	06/15/11	Baa2	$965	$973,278

				2,964,210

Electric — 0.7%
Appalachian Power Co., Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	598,779
Arizona Public Service Co., Sr. Unsec. Notes
6.375%	10/15/11	Baa2	1,305	1,330,453
Unsec. Notes
6.25%	08/01/16	Baa2	175	175,771
Baltimore Gas & Electric Co.,(h) Sr. Unsec. Notes, 144A
6.35%	10/01/36	Baa2	550	544,664
Carolina Power & Light Co., First Mtge.
5.25%	12/15/15	A2	525	505,408
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	735,852
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	633,467
Con Edison Co. of New York, Sr. Unsec. Notes
5.375%	12/15/15	A1	730	707,831
Consumers Energy Co., First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa1	325	319,832
Dominion Resources, Inc., Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	963,061
Duke Energy Carolinas LLC, Sr. Unsub. Notes
6.10%	06/01/37	A3	960	949,131
El Paso Electric Co., Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	628,457
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B
8.50%	04/01/09	Baa3	1,070	1,119,320
Notes
8.625%	08/01/15	Baa3	1,295	1,488,889
Energy East Corp., Notes
6.75%	09/15/33	Baa2	145	149,088
Exelon Corp., Notes
4.90%	06/15/15	Baa2	155	142,640
FirstEnergy Corp., Notes, Ser. C
7.375%	11/15/31	Baa3	615	665,768
Florida Power & Light Co., First Mtge.
5.95%	10/01/33	Aa3	295	289,477

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Georgia Power Co., Unsub. Notes
5.70%	06/01/17	A2	$495	$488,533
Indiana Michigan Power Co., Sr. Notes
5.05%	11/15/14	Baa2	460	431,532
Midamerican Energy Hldgs Co.,(h) Sr. Unsec. Notes, 144A
5.95%	05/15/37	Baa1	420	395,833
National Rural Utilities Cooperative Finance Corp., Notes, Ser. C M.T.N.
7.25%	03/01/12	A2	185	197,105
Nevada Power Co., Mtge. Bonds, Ser. O
6.50%	05/15/18	Ba1	1,080	1,091,197
NiSource Finance Corp., Gtd. Notes
5.25%	09/15/17	Baa3	245	226,372
5.45%	09/15/20	Baa3	350	316,585
NRG Energy,(i) Bank Loan
7.11%	02/01/13	Ba1	439	436,988
7.11%	02/01/13	Ba1	1,058	1,052,605
7.86%	06/08/14	B2	338	334,769
NSTAR Electric Co., Debs.
4.875%	04/15/14	A1	565	536,458
Ohio Edison Co., Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	791,747
6.875%	07/15/36	Baa2	115	120,085
Oncor Electric Delivery Co., Debs.
7.00%	09/01/22	Baa2	475	496,081
Sec. Notes
6.375%	01/15/15	Baa2	345	349,924
Pacific Gas & Electric Co., Unsec. Notes
6.05%	03/01/34	Baa1	1,550	1,501,468
Pepco Holdings, Inc., Notes
5.50%	08/15/07	Baa3	376	376,252
PPL Electric Utilities Corp., Sec. Notes
6.25%	08/15/09	A3	1,500	1,522,326
Public Service Electric & Gas Co., Mtge. Bonds
5.80%	05/01/37	A3	535	507,197
Southern California Edison Co., First Mtge.
4.65%	04/01/15	A2	470	435,948
Virginia Electric Power Co., Sr. Unsec. Notes, Ser. A
6.00%	05/15/37	Baa1	795	759,619

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Xcel Energy, Inc., Sr. Notes,
3.40%	07/01/08	Baa1	$605	$592,251
5.613%, 144A(h)	04/01/17	Baa1	199	192,721
6.50%	07/01/36	Baa1	445	450,064

				25,551,548

Energy - Integrated — 0.1%
ConocoPhillips Canada Funding Co. (Canada), Gtd. Notes
5.95%	10/15/36	A1	360	349,290
ConocoPhillips Co., Notes
8.75%	05/25/10	A1	1,505	1,638,412
Lukoil International Finance BV (Netherlands),(h) Gtd Notes, 144A
6.356%	06/07/17	Baa2	560	541,520
Marathon Oil Corp., Notes
6.125%	03/15/12	Baa1	310	315,584
Suncor Energy, Inc. (Canada), Bonds
6.50%	06/15/38	A3	390	391,901
TNK-BP Finance SA (Luxembourg),(h) Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,469,175

				4,705,882

Energy - Other — 0.2%
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa2	225	260,631
Encana Corp. (Canada), Bonds
6.50%	08/15/34	Baa2	290	291,709
Halliburton Co., Sr. Unsec. Notes
5.50%	10/15/10	A2	150	149,855
Nexen, Inc. (Canada), Unsec. Notes
6.40%	05/15/37	Baa2	650	621,431
Talisman Energy, Inc. (Canada), Notes
5.125%	05/15/15	Baa2	170	159,404
Sr. Unsec. Notes
6.25%	02/01/38	Baa2	545	505,080
Valero Energy Corp., Sr. Notes
6.125%	06/15/17	Baa3	860	857,228
6.625%	06/15/37	Baa3	870	865,992
Weatherford International, Inc.,(h) Gtd. Notes, 144A
6.35%	06/15/17	Baa1	970	982,802
Woodside Finance Ltd., (Australia) Gtd.,(h) Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,260,779

				5,954,911

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foods — 0.4%
Aramark Corp.,(i) Bank Loan
7.445%	01/26/14	Ba3	$119	$118,501
7.475%	01/26/14	Ba3	1,685	1,684,366
Bunge Ltd. Finance Corp., Notes
5.35%	04/15/14	Baa2	1,040	987,954
Cadbury Schweppes U.S. Finance,(h) Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	793,016
Cargill, Inc.,(h) Notes, 144A
3.625%	03/04/09	A2	1,875	1,823,503
ConAgra Foods, Inc., Notes
7.875%	09/15/10	Baa2	430	458,698
Sr. Notes
7.125%	10/01/26	Baa2	355	373,896
Delhaize Group (Belgium),(h) Notes, 144A
6.50%	06/15/17	Baa3	480	481,892
Heinz Co.,(h) Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,302,874
Kellogg Co., Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,938,499
Kraft Foods, Inc., Sr. Unsec. Notes
5.625%	11/01/11	Baa1	850	843,348
Kroger Co. (The), Gtd. Notes
6.75%	04/15/12	Baa2	45	46,473
6.80%	04/01/11	Baa2	670	692,594
Sr. Notes
7.00%	05/01/18	Baa2	65	66,626
Tricon Global Restaurants, Sr. Notes
8.875%	04/15/11	Baa2	180	198,040
Tyson Foods, Inc.,(b) Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	754,654
Whitman Corp., Notes
6.375%	05/01/09	Baa1	1,530	1,553,037

				14,117,971

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	625	605,469
Mandalay Resorts Group, Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,550

				616,019

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical — 0.4%
Abbott Laboratories,(e) Notes
5.875%	05/15/16	A1	$1,145	$1,145,294
AmerisourceBergen Corp., Gtd. Notes
5.625%	09/15/12	Ba1	915	896,600
Baxter International, Inc., Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	858,742
Boston Scientific Corp., Sr. Notes
6.40%	06/15/16	Baa3	295	286,598
Bristol-Myers Squibb Co., Unsub. Notes
5.875%	11/15/36	A2	275	259,426
Cardinal Health, Inc., Notes, 144A(h)
5.80%	10/15/16	Baa2	140	135,600
Sr. Unsub. Notes
5.85%	12/15/17	Baa2	530	514,682
Community Health Systems,(i) Bank Loan
7.61%	06/28/14	Ba3	108	108,394
7.61%	06/28/14	Ba3	1,642	1,643,521
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	280	261,678
HCA, Inc.,(i) Bank Loan
7.61%	11/14/13	Ba3	1,990	1,996,841
Health Mgmt Assn Term B,(i) Bank Loan
7.11%	02/28/14	Ba2	1,207	1,207,524
Laboratory Corp. of America Holdings, Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	559,043
Merck & Co., Inc., Bonds
5.75%	11/15/36	Aa3	110	102,692
Debs.
5.95%	12/01/28	Aa3	165	161,474
Pharmacia Corp., Debs.
6.60%	12/01/28	Aa1	185	198,500
Schering-Plough Corp., Sr. Notes
5.55%	12/01/13	Baa1	720	722,651
Teva Pharmaceutical Finance LLC, Gtd. Notes
6.15%	02/01/36	Baa2	715	668,367
Wyeth, Notes
5.95%	04/01/37	A3	1,715	1,638,996

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical (cont’d.)
Unsub. Notes
5.50%	03/15/13	A3	$910	$900,486
5.50%	02/01/14	A3	255	251,324
6.45%	02/01/24	A3	60	61,851

				14,580,284

Health Care Insurance — 0.2%
Aetna, Inc., Sr. Unsub. Notes
5.75%	06/15/11	A3	390	392,292
6.625%	06/15/36	A3	615	625,834
Cigna Corp., Sr. Unsec. Notes.
6.15%	11/15/36	Baa2	670	638,210
Coventry Health Care, Inc., Sr. Notes
6.125%	01/15/15	Ba1	2,290	2,284,779
UnitedHealth Group, Inc.,(h) Bonds, 144A
6.00%	06/15/17	A3	195	194,276
6.50%	06/15/37	A3	420	421,096
Sr. Unsec. Notes
5.25%	03/15/11	A3	1,350	1,335,779
Wellpoint, Inc., Notes
5.00%	12/15/14	Baa1	860	812,005
5.95%	12/15/34	Baa1	635	588,239
Unsub Notes
3.50%	09/01/07	Baa1	1,560	1,554,949

				8,847,459

Insurance — 0.2%
American International Group, Inc., Jr. Sub. Notes
6.25%	03/15/37	Aa3	540	510,578
Notes
4.25%	05/15/13	Aa2	1,080	1,007,424
Sr. Notes
5.05%	10/01/15	Aa2	180	171,350
AXA SA (France), Sub. Notes
8.60%	12/15/30	A3	155	188,870
Berkshire Hathaway Finance Corp., Gtd. Notes
4.75%	05/15/12	Aaa	440	427,692
Liberty Mutual Group, Inc.,(h) Bonds, 144A
7.00%	03/15/34	Baa2	850	817,206
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	258,730
5.75%	09/15/15	Baa2	160	151,190
MetLife, Inc., Sr. Notes
5.70%	06/15/35	A2	1,020	942,632
6.125%	12/01/11	A2	335	342,110
6.375%	06/15/34	A2	400	404,947

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Insurance (cont’d.)
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes
6.75%	06/20/36	A3	$685	$708,118
W.R. Berkley Corp., Sr. Notes
5.60%	05/15/15	Baa2	555	536,402
6.15%	08/15/19	Baa2	460	451,069
XL Capital Ltd. (Cayman Islands), Sr. Notes
5.25%	09/15/14	A3	85	81,134

				6,999,452

Lodging — 0.1%
Carnival Corp. (Panama),
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,191,849

Media & Entertainment — 0.2%
CBS Corp.,
Gtd. Notes
7.875%	07/30/30	Baa3	320	330,898
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	589,775
Idearc, Inc.,(i)
Bank Loan
7.36%	11/09/14	Ba2	1,493	1,497,079
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,136,654
Time Warner, Inc.,
Debs.
9.15%	02/01/23	Baa2	505	610,564
Gtd. Notes
6.75%	04/15/11	Baa2	640	661,820
7.25%	10/15/17	Baa2	790	842,044
7.70%	05/01/32	Baa2	285	308,185
Viacom, Inc.,
Sr. Notes
6.875%	04/30/36	Baa3	1,115	1,077,228

				7,054,247

Metals — 0.1%
Alcan, Inc. (Canada),
Notes
4.50%	05/15/13	Baa1	115	107,045
5.00%	06/01/15	Baa1	600	558,148
Freeport McMoRan Copper & Gold, Inc.,(i)
Bank Loan
9.00%	03/19/14	Baa3	719	718,874
Peabody Energy Corp.,
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,223,999
Southern Copper Corp.,(b)
Sr. Notes
7.50%	07/27/35	Baa2	525	563,607

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Metals (cont’d.)
United States Steel Corp.,
Sr. Unsub. Notes
5.65%	06/01/13	Baa3	$580	$571,058

				3,742,731

Non Captive Finance — 0.4%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	20,541
Capital One Financial Corp.,
Notes
5.50%	06/01/15	A3	265	255,795
Sr. Notes, M.T.N.
5.70%	09/15/11	A3	600	597,031
Sub. Notes
6.15%	09/01/16	Baa1	80	78,983
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A2	680	632,280
CIT Group, Inc.,
Sr. Notes
4.25%(b)	02/01/10	A2	400	386,539
5.50%	11/30/07	A2	990	989,878
Countrywide Financial Corp.,(b)
Gtd. Notes, M.T.N.
5.80%	06/07/12	A3	1,190	1,181,618
General Electric Capital Corp.,
Notes
5.55%	05/04/20	Aaa	1,360	1,317,530
Notes, M.T.N.
4.875%	10/21/10	Aaa	1,070	1,053,366
5.50%	04/28/11	Aaa	2,895	2,894,378
Notes, Ser. A, M.T.N
6.125%	02/22/11	Aaa	5	5,096
GMAC LLC,(b)(g)
Unsub. Notes
6.61%	05/15/09	Ba1	660	659,972
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	365,882
HSBC Finance Corp.,
Sr. Notes
5.70%	06/01/11	Aa3	440	441,216
International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	561,823
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	475	459,627
6.50%	04/17/13	Baa3	2,025	1,957,323
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	473,804

				14,332,682

Paper
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	690	668,059

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	$1,680	$1,623,492
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,869,042
Enterprise Products Operating LP, Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	142,447
Sr. Notes
4.00%	10/15/07	Baa3	780	776,768
4.625%	10/15/09	Baa3	740	724,774
Kinder Morgan, Inc.,(i) Bank Loan
6.82%	05/22/14	Ba2	1,200	1,198,607
Oneok Inc., Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,289,970
Notes
6.65%	10/01/36	Baa2	605	600,063
Sempra Energy, Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	91,440
Spectra Energy Capital LLC, Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	238,393

				8,554,996

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Debs.
6.70%	08/01/28	Baa1	670	685,215
CSX Corp.,(b) Sr. Unsub. Notes
6.15%	05/01/37	Baa3	715	686,657
Norfolk Southern Corp., Sr. Notes
7.80%	05/15/27	Baa1	18	20,418
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	431,032
Union Pacific Corp., Notes
3.625%	06/01/10	Baa2	1,375	1,305,057
6.625%	02/01/08	Baa2	1,390	1,398,915
6.65%	01/15/11	Baa2	750	773,623

				5,300,917

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP, Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,293,771
Mack-Cali Realty LP, Notes
7.25%	03/15/09	Baa2	1,270	1,304,104
Post Apartment Homes LP, Notes
6.30%	06/01/13	Baa3	660	671,916

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Sr. Notes
5.45%	06/01/12	Baa3	$435	$423,632
Simon Property Group LP, Unsec. Notes
5.75%	05/01/12	A3	1,500	1,506,745

				5,200,168

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec. Notes
5.75%	06/01/17	Baa2	1,000	999,929
5.75%	06/01/17	Baa2	1,640	1,582,308
Federated Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Baa2	850	835,077
5.90%	12/01/16	Baa2	5	4,873
Gap, Inc., Notes
6.90%	09/15/07	Ba1	1,230	1,231,027
Home Depot, Inc., Sr. Unsec. Notes
5.875%	12/16/36	Aa3	325	289,575
May Department Stores Co. (The), Notes
6.65%	07/15/24	Baa2	155	145,551
Wal-Mart Stores, Inc., Bonds
5.25%	09/01/35	Aa2	245	214,167

				5,302,507

Technology — 0.2%
Electronic Data Systems Corp., Notes
7.45%	10/15/29	Ba1	120	122,213
Equifax, Inc., Notes
4.95%	11/01/07	Baa1	320	319,387
Freescale Semiconductor, Inc.,(h) Sr. Notes, 144A
8.875%	12/15/14	B1	1,100	1,050,500
Hewlett-Packard Co., Sr. Unsec. Notes
5.25%	03/01/12	A2	650	642,828
Intuit, Inc., Sr. Unsec. Notes.
5.40%	03/15/12	Baa2	600	590,443
Jabil Circuit, Inc., Sr. Notes
5.875%	07/15/10	Ba1	1,875	1,857,631
Motorola, Inc., Notes
4.608%	11/16/07	Baa1	950	946,576
Sr. Notes
8.00%	11/01/11	Baa1	99	106,857
Oracle Corp. and Ozark Holding Inc., Notes
5.00%	01/15/11	A2	980	965,882

				6,602,317

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications — 0.7%
ALLTEL Ohio LP,(h) Gtd. Notes, 144A
8.00%	08/15/10	A2	$323	$326,985
America Movil SAB de CV (Mexico), Unsec. Notes
6.375%	03/01/35	A3	580	569,735
AT&T Corp., Sr. Notes
8.00%	11/15/31	A2	2,035	2,418,760
AT&T, Inc., Notes
4.125%	09/15/09	A2	1,070	1,040,482
5.30%	11/15/10	A2	1,260	1,254,062
AT&T Wireless Services, Inc., Notes
8.125%	05/01/12	A2	640	703,708
Sr. Notes
8.75%	03/01/31	A3	1,339	1,669,224
BellSouth Corp., Notes
4.20%	09/15/09	A2	1,175	1,144,383
British Telecom PLC (United Kingdom), Bonds
9.125%	12/15/30	Baa1	1,475	1,930,458
Cingular Wireless LLC, Sr. Notes
7.125%	12/15/31	A3	505	538,013
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes
8.25%	06/15/30	A3	295	353,577
Embarq Corp., Notes
7.082%(b)	06/01/16	Baa3	350	351,961
7.995%	06/01/36	Baa3	1,600	1,623,782
France Telecom SA (France), Notes
8.50%	03/01/31	A3	375	471,186
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	567,246
Nextel Communications, Inc., Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,104,845
PCCW-HKT Capital Ltd.,(h) Gtd. Notes, 144A
8.00%	11/15/11	Baa2	2,370	2,562,445
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	295	280,800
8.75%	03/15/32	Baa3	230	258,320
Sprint Nextel Corp. Usec. Notes
6.00%	12/01/16	Baa3	1,580	1,498,875
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2	320	304,919

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Emisiones SAU (Spain), Gtd. Notes
7.045%	06/20/36	Baa1	$210	$217,471
TELUS Corp. (Canada), Notes
8.00%	06/01/11	Baa1	1,255	1,342,034
U.S. Cellular Corp., Sr. Notes
6.70%	12/15/33	Baa3	470	425,353
Verizon Communications, Inc.,(b) Sr. Unsec. Notes
6.25%	04/01/37	A3	706	680,744
Verizon Global Funding Corp.,(b) Sr. Notes
5.85%	09/15/35	A3	625	573,252
Vodafone Group PLC (United Kingdom), Sr. Notes
7.75%	02/15/10	Baa1	800	840,322
Unsec. Notes
6.15%	02/27/37	Baa1	485	451,191

				25,504,133

Tobacco — 0.1%
Altria Group, Inc., Debs.
7.75%	01/15/27	Baa1	87	101,747
Notes
7.65%	07/01/08	Baa1	590	601,232
Reynolds American, Inc., Bonds
6.75%	06/15/17	Ba1	950	958,465
7.25%	06/15/37	Ba1	410	420,332

				2,081,776

Foreign Government Bonds — 0.4%
Gaz Capital for Gazprom (Luxembourg),(b)(h) Sr. Unsec. Notes, 144A
6.51%	03/07/22	A3	2,190	2,161,530
Pemex Project Funding Master Trust (Mexico), Gtd. Notes
6.625%	06/15/35	Baa1	790	801,850
8.625%	12/01/23	Baa1	350	426,475
Petrobras International Finance Co. (Cayman Islands), Bonds
8.375%	12/10/18	Baa2	1,185	1,365,713
Quebec Province (Canada), Notes(b)
4.60%	05/26/15	Aa2	735	693,294
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	504,243
Republic of Italy (Italy), Notes
5.375%	06/15/33	A+(f)	800	755,364
RSHB Capital SA for OJSC Russian Agricultural Bank,(h) Bonds, 144A
6.299%	05/15/17	A3	2,190	2,143,572

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Russian Government International Bond (Russia),(h) Unsub. Notes, 144A
11.00%	07/24/18	Baa2	$735	$1,019,813
United Mexican States Global Bond (Mexico), Notes,
5.625%	01/15/17	Baa1	574	561,946
7.50%	01/14/12	Baa1	1,290	1,382,235
8.125%	12/30/19	Baa1	2,341	2,774,084

				14,590,119

Mortgage Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20		6,884	6,545,931
5.00%	07/01/18-05/01/34		11,671	11,209,836
5.236%(g)	12/01/35		3,798	3,744,949
5.50%	12/01/33-06/01/34		9,477	9,176,154
5.50%	TBA 30 YR		41,000	39,526,542
6.00%	03/01/32-12/01/33		3,497	3,489,381
6.00%	TBA 30 YR		15,000	14,845,320
6.50%	12/01/14		432	441,789
7.00%	01/01/31-11/01/33		4,632	4,781,349
Federal National Mortgage Assn.,
4.00%	06/01/19		2,083	1,933,309
4.372%(g)	11/01/35		4,565	4,503,496
4.50%	11/01/18-01/01/35		14,508	13,639,585
4.914%(g)	07/01/33		833	833,455
5.00%	10/01/18-07/01/35		6,495	6,192,276
5.00%	TBA 15 YR		19,000	18,358,750
5.00%	TBA 30 YR		60,000	56,193,720
5.50%	03/01/16-10/01/35		36,176	35,096,267
5.50%	TBA 15 YR		6,000	5,910,000
5.50%	TBA 30 YR		67,000	64,613,125
6.00%	04/01/13-02/01/35		19,458	19,366,704
6.00%	TBA 30 YR		7,000	6,919,066
6.50%	07/01/17-01/01/37		14,207	14,376,502
6.50%	TBA 30 YR		11,000	11,103,125
7.00%	08/01/11-07/01/32		1,361	1,410,474
7.50%	06/01/12-05/01/32		998	1,030,489
Government National Mortgage Assn.,
5.50%	11/15/32-07/15/35		9,246	8,990,161
5.50%	TBA 30 YR		5,500	5,336,716
6.00%	02/15/33-06/20/34		2,720	2,711,289
6.00%	TBA 30 YR		6,000	5,968,128
6.50%	10/15/23-07/15/35		6,691	6,821,954
8.00%	01/15/24-04/15/25		253	267,837

				385,337,679

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Bank,
4.75%	05/07/10		415	410,090
Federal Home Loan Bank,
4.375%	10/03/08		8,140	8,052,601
4.50%	05/13/11		160	155,764
4.75%	06/11/08-04/24/09		13,660	13,579,426
4.875%(b)	05/17/17		7,455	7,120,822
5.00%	10/16/09		14,165	14,080,364

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Government Agency Obligations (cont’d.)
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11, M.T.N.	$325	$320,255
4.875%	02/09/10	425	421,656
5.25%	07/18/11, M.T.N.	4,300	4,299,639
5.00%	12/14/18, M.T.N.	4,420	4,153,554
Federal National Mortgage Assn.,
4.25%	07/27/07	4,021	4,017,654
6.125%	03/15/12	1,275	1,318,549
5.375%(b)	06/12/17	3,905	3,874,088

			61,804,462

U.S. Government Treasury Obligations — 1.6%
United States Treasury Bonds,
4.50%(b)	02/15/36	1,730	1,566,461
4.75%(b)	02/15/37	1,815	1,711,347
6.00%	02/15/26	2,060	2,248,618
6.625%	02/15/27	1,155	1,352,974
6.875%	08/15/25	545	649,274
8.125%	08/15/21	3,665	4,723,554
8.75%	08/15/20	1,270	1,696,046
9.00%	11/15/18	987	1,312,324
9.125%	05/15/18	730	971,470
United States Treasury Inflation Index Bonds,
0.875%	04/15/10	1,996	1,895,281
1.625%	01/15/15	1,423	1,322,528
1.875%	07/15/13-07/15/15	2,756	2,626,346
2.00%	04/15/12-01/15/16	4,959	4,756,998
2.50%	07/15/16	1,202	1,188,596
2.375%	04/15/11-01/15/25	4,179	4,068,862
3.00%	07/15/12	1,626	1,657,393
3.375%	01/15/12-04/15/32	844	916,448
3.50%	01/15/11	837	860,981
3.625%	04/15/28	1,258	1,457,622
3.875%	01/15/09-04/15/29	2,585	2,903,122
4.25%	01/15/10	810	841,156
United States Treasury Notes,
4.125%	08/15/08	25	24,764
4.50%(b)	04/30/09	6,375	6,331,668
4.75%(b)	02/15/10-05/31/12	3,565	3,550,687
4.875%	05/15/09	1,175	1,174,449
United States Treasury Strips, I/O,
Zero(b)	05/15/18-05/15/20	18,453	9,930,118

			61,739,087

TOTAL LONG-TERM BONDS (cost $964,881,864)			949,230,708

TOTAL LONG-TERM INVESTMENTS (cost $2,997,779,469)			3,420,095,801

SHORT-TERM INVESTMENTS — 24.2%
U.S. Government Treasury Obligation — 0.1%
United States Treasury Bill(e) (cost $3,463,893)
4.58%	09/20/07	3,500	3,463,523

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS (Continued)
Affiliated Money Market Mutual Funds — 24.1%
Dryden Core Investment Fund —Short-Term Bond Series(d)	19,971,280	$199,712,796
Dryden Core Investment Fund —Taxable Money Market Series (cost $720,417,830; includes $307,104,497 of cash collateral received for securities on loan)(Note 4)(c)(d)	720,417,830	720,417,830

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $920,220,528)		920,130,626

	Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.625	130	17,875
90 Day Euro Future expiring 09/19/2007 @ $95	130	3,250
U.S. 10 Yr. Note expiring 08/24/07 @ $104	64	122,000

TOTAL OPTIONS PURCHASED (cost $116,827)		143,125

TOTAL SHORT-TERM INVESTMENTS (cost $923,801,248)		923,737,274

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN – 113.9% (cost $3,921,580,717)		4,343,833,075

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.75	130	(7,312)
90 Day Euro Future expiring 09/17/07 @ $94.875	130	(4,063)
U.S. 10 Yr. Note expiring 08/24/07 @ $106	64	(39,000)

TOTAL OPTIONS WRITTEN (premium received $55,892)		(50,375)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 113.9% (cost $3,921,524,825)		4,343,782,700
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (13.9%)		(530,313,128)

TOTAL NET ASSETS — 100.0%		$3,813,469,572

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only
M.T.N.	Medium Term Note
TBA	Securities purchased on a forward commitment basis

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $295,299,417; cash collateral of $307,104,497 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
79	2-Yr. U.S. T-Notes	Sept. 07	$16,098,719	$16,103,609	$(4,890)
1,812	5-Yr. U.S. T-Notes	Sept. 07	188,589,562	188,675,103	(85,541)
187	10-Yr. U.S. T-Notes	Sept. 07	19,766,484	19,681,464	85,020
123	S&P 500 Index	Sept. 07	46,598,550	47,758,242	(1,159,692)

					(1,165,103)
Short Position:
10	U.S. Long Bond	Sept. 07	1,077,500	1,074,675	(2,825)

					$(1,167,928)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	07/03/2012	$5,000	5.508%	3 month LIBOR	$—
Merrill Lynch Capital Services, Inc.(a)	06/14/2037	5,600	6.008	3 month LIBOR	77,294

					$77,294

(a)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(a)	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp., Ser. 2006-1, Class M9, 7.62%, 05/25/36	$168,447
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	(10,044)
JPMorgan Chase Bank(a)	09/20/2012	2,275	1.52%	Residential Capital LLC, 6.50%, 04/17/13	62,981
JPMorgan Chase Bank(a)	06/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(1,056)
Credit Suisse International(b)	06/20/2017	900	0.91%	Dow Chemical Co. (The), 6.00%, 10/01/12	681
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	—
Credit Suisse International(a)	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, 11/25/35	66,339
Merrill Lynch Capital Services(a)	02/25/2036	1,000	3.67%	HIS Asset Securitization Corp. Trust, Ser. 2006-OPT3, Class M8, 6.52%, 02/25/36	42,347
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	63,037
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	58,659
Merrill Lynch Capital Services(a)	04/25/2036	1,000	1.98%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M9, 7.42%, 04/25/36	(441)
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp., Ser. 2006-EMX4, Class M9, 7.32%, 06/25/36	225,415
Merrill Lynch Capital Services(a)	06/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, 03/25/36	143,251
Credit Suisse International(a)	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 09/25/36	60,495
Credit Suisse International(a)	09/25/2036	1,000	3.13%	CountryWide Asset-Backed Certificates, Ser. 2005-16, Class BV, 7.57%, 05/25/36	93,177
Merrill Lynch Capital Services(a)	09/25/2036	1,000	3.77%	First Franklin Mortgage Loan, Asset-Backed Certificates, Ser. 2006-FF9, Class M9, 7.22%, 06/25/36	263,695
Citibank, NA(a)	03/25/2037	1,000	3.75%	CountryWide Asset-Backed Certificates, Ser. 2006-18, Class M7, 6.12%, 03/25/37	(313)

					$1,236,670

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Funds (including 8.1% of collateral received for securities on loan)	24.1%
Mortgage Backed Securities	10.1
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	4.3
Insurance	3.8
Diversified Financial Services	3.5
Commercial Mortgage Backed Securities	3.2
Commercial Banks	3.1
Capital Markets	2.8
Computers & Peripherals	2.4
Media	2.3
Software	2.3
Aerospace/Defense	2.1
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.7
U.S. Government Treasury Obligations	1.7
Health Care Providers & Services	1.6
U.S. Government Agency Obligations	1.6
Food & Staples Retailing	1.5
Energy Equipment & Services	1.4
Machinery	1.4
Communications Equipment	1.2
Food Products	1.2
Household Products	1.2
Beverages	1.1
Chemicals	1.1
Hotels, Restaurants & Leisure	1.1
Electric Utilities	0.9
Multiline Retail	0.9
Specialty Retail	0.9
Tobacco	0.9
Asset Backed Securities	0.8
Electrical Equipment	0.8
Metals & Mining	0.8
Electric	0.7
Health Care Equipment & Supplies	0.7
Telecommunications	0.7
Banking	0.6
Independent Power Producers & Energy Traders	0.6
IT Services	0.6
Collateralized Mortgage Obligations	0.5
Commercial Services & Supplies	0.5
Electronic Equipment & Instruments	0.5
Internet Software & Services	0.5
Life Sciences, Tools & Services	0.5
Wireless Telecommunication Services	0.5
Automobiles	0.4
Foreign Government Bonds	0.4
Foods	0.4
Health Care & Pharmaceutical	0.4
Multi-Utilities	0.4
Non Captive Finance	0.4
Office Electronics	0.4
Real Estate Investment Trusts	0.4
Thrifts & Mortgage Finance	0.4
Trading Companies & Distributors	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Biotechnology	0.3
Brokerage	0.3
Cable	0.3
Construction Materials	0.3
Airlines	0.2
Auto Components	0.2
Building Materials & Construction	0.2
Capital Goods	0.2
Consumer Finance	0.2
Energy – Other	0.2
Health Care Insurance	0.2
Household Durables	0.2
Media & Entertainment	0.2
Paper & Forest Products	0.2
Pipelines & Other	0.2
Technology	0.2
Textiles, Apparel & Luxury Goods	0.2
Air Freight & Logistics	0.1
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Consumer	0.1
Energy – Integrated	0.1
Leisure Equipment & Products	0.1
Lodging	0.1
Marine	0.1
Metals	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Retailers	0.1
Road & Rail	0.1
Transportation Infrastructure	0.1

113.9
Other liabilities in excess of other assets	(13.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $292,775,759:
Unaffiliated investments (cost $3,001,360,189)	$3,423,702,449
Affiliated investments (cost $920,220,528)	920,130,626
Cash	488,995
Foreign currency, at value (cost $299,297)	300,189
Receivable for investments sold	232,297,694
Dividends and interest receivable	10,641,116
Unrealized appreciation on swaps	1,325,818
Due from broker – variation margin	631,839
Foreign tax reclaim receivable	313,634
Prepaid expenses	78,126
Premium for swaps purchased	45,000
Receivable for Series shares sold	4,000

Total Assets	4,589,959,486

LIABILITIES
Payable for investments purchased	466,668,429
Collateral for securities on loan	307,104,497
Management fee payable	1,892,619
Accrued expenses and other liabilities	438,294
Payable for Series shares repurchased	323,517
Outstanding options written (premiums received $55,892)	50,375
Unrealized depreciation on swaps	11,854
Transfer agent fee payable	329

Total Liabilities	776,489,914

NET ASSETS	$3,813,469,572

Net assets were comprised of:
Paid-in capital	$2,983,870,826
Retained earnings	829,598,746

Net assets, June 30, 2007	$3,813,469,572

Net asset value and redemption price per share, $3,813,469,572 / 196,343,441 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$19.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $864,410)	$27,501,093
Interest	17,940,496
Affiliated dividend income	12,811,961
Affiliated income from securities loaned, net	259,782

58,513,332

EXPENSES
Management fee	11,237,266
Custodian’s fees and expenses	248,000
Shareholders’ reports	113,000
Trustees’ fees	31,000
Audit fee	12,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,200
Miscellaneous	24,436

Total expenses	11,682,902

NET INVESTMENT INCOME	46,830,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	153,012,008
Short sales	(1,090,723)
Futures transactions	753,826
Swaps	(364,560)
Written options transactions	43,057
Foreign currency transactions	(40,087)

152,313,521

Net change in unrealized appreciation (depreciation) on:
Investments	11,015,001
Futures	238,291
Swaps	1,336,329
Written options	5,517
Foreign currencies	8,269

12,603,407

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	164,916,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,747,358

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,830,430	$88,775,653
Net realized gain on investments, swaps and foreign currency transactions	152,313,521	142,489,644
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	12,603,407	186,244,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	211,747,358	417,509,771

DISTRIBUTIONS	—	(122,314,562)

SERIES SHARE TRANSACTIONS:
Series shares sold [620,282 and 1,352,364 shares, respectively]	11,602,073	23,240,485
Series shares issued in reinvestment of distributions [0 and 7,199,209 shares, respectively]	—	122,314,562
Series shares repurchased [7,053,439 and 15,165,926 shares, respectively]	(133,430,849)	(261,128,310)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(121,828,776)	(115,573,263)

TOTAL INCREASE IN NET ASSETS	89,918,582	179,621,946
NET ASSETS:
Beginning of period	3,723,550,990	3,543,929,044

End of period	$3,813,469,572	$3,723,550,990

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%		Value (Note 2)
COMMON STOCKS	Shares

Australia — 3.4%
Allco Finance Group Ltd.	110,971	$1,001,027
AWB Ltd.	271,500	992,069
BlueScope Steel Ltd.	251,400	2,203,842
Commonwealth Bank of Australia	38,800	1,817,434
CSR Ltd.	173,200	511,001
Macquarie Bank Ltd.	81,900	5,901,977
Pacific Brands Ltd.	460,600	1,347,218
QBE Insurance Group Ltd.	125,900	3,330,236
Quantas Airways Ltd.	582,700	2,766,481
Santos Ltd.	82,000	969,106
Smorgon Steel Group Ltd.	936,900	2,128,741
Telstra Corp. Ltd.	341,300	1,328,139
Toll Holdings Ltd.	182,800	2,245,636
Woolworths Ltd.	234,800	5,374,729
WorleyParsons Ltd.	28,200	812,873
Zinifex Ltd.	84,000	1,340,274

		34,070,783

Austria — 0.3%
Raiffeisen International Bank-Holding AG	11,900	1,879,595
Voestalpine AG	9,500	798,575

		2,678,170

Belgium — 0.8%
Fortis	74,100	3,140,642
InBev NV	57,400	4,546,407

		7,687,049

Bermuda — 0.4%
Tyco International Ltd.	128,400	4,338,636

Brazil — 0.7%
Cia Vale do Rio Doce, ADR	112,800	5,025,240
Petroleo Brasilerio SA, ADR	17,700	1,888,236

		6,913,476

Canada — 1.0%
Brookfield Asset Management, Inc. (Class A Stock)	87,100	3,484,000
Rogers Communications, Inc.	93,800	3,999,433
Shoppers Drug Mart Corp.	52,700	2,440,946

		9,924,379

Chile — 0.2%
Cencosud SA, ADR, 144A	24,400	1,518,197

China — 1.1%
China Merchants Bank Co. Ltd.(a)	866,300	2,636,835
China Communications Construction Co. Ltd.	1,002,000	1,794,045
Focus Media Holding Ltd., ADR(a)(b)	33,600	1,696,800
Industrial & Commercial Bank of China(a)	9,354,000	5,191,882
Shandong Weigao Group Medical Polymer Co. Ltd.	19,800	44,567

		11,364,129

Denmark — 0.1%
Danske Bank A/S	36,600	1,496,654

Egypt
Egyptian Financial Group — Hermes Holding Co.	23,508	189,514

Finland — 0.5%
Perlos Oyj	73,300	402,882
Rautaruukki Oyj	39,900	2,548,874
Stora Enso Oyj (Class R Stock)	116,500	2,191,990

		5,143,746

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

France — 6.2%
Arkema(a)	530	$34,646
AXA SA	111,300	4,784,304
BNP Paribas SA	41,600	4,941,398
Cie Generale D’Optique Essilor International SA	22,500	2,679,880
Ciments Francais	5,200	1,191,515
CNP Assurances	10,300	1,316,125
Compagnie Generale des Etablissements Michelin (Class B Stock)	24,600	3,437,705
Credit Agricole SA	58,900	2,390,046
Eurazeo	15,352	2,218,408
Iliad SA	14,600	1,470,628
L’Oreal SA	44,900	5,307,211
Natixis	57,000	1,389,191
Peugeot SA	33,400	2,690,727
Rallye SA	13,400	904,935
Renault SA	11,800	1,892,591
Schneider Electric SA	47,500	6,655,144
Societe Generale	5,300	981,976
Thales SA	13,700	837,168
Total SA	29,100	2,359,376
Total SA, ADR	69,300	5,611,914
Valeo SA	30,700	1,647,224
Veolia Environnement	63,675	5,001,097
Vivendi Universal SA	31,700	1,363,662

		61,106,871

Germany — 3.3%
BASF AG	39,300	5,141,123
DaimlerChrysler AG	85,100	7,833,745
Deutsche Bank AG	23,700	3,430,046
Deutsche Telekom AG	57,400	1,057,165
Muenchener Rueckversicherungs-Gesellschaft AG	6,500	1,192,042
Q-Cells AG(a)	10,900	928,095
Siemens AG	47,100	6,744,800
ThyssenKrupp AG	60,200	3,562,817
TUI AG	26,800	738,032
Volkswagen AG	14,300	2,274,156

		32,902,021

Greece — 0.3%
Motor Oil Hellas Corinth Refineries SA	26,100	683,832
National Bank of Greece SA, ADR(b)	237,100	2,717,166

		3,400,998

Hong Kong — 1.6%
Chaoda Modern Agriculture	1,203,600	929,730
China Mobile Ltd.	407,500	4,375,081
Citic Pacific Ltd.	523,500	2,627,810
Esprit Holdings Ltd.	239,600	3,039,738
HongKong Electric Holdings Ltd.	312,500	1,576,648
Hopson Development Holdings Ltd.	67,400	189,205
Li & Fung Ltd.	847,600	3,051,455
Nine Dragons Paper Holdings Ltd.	213,000	496,324

		16,285,991

India — 0.5%
Infosys Technologies Ltd., ADR(b)	90,700	4,569,466

Indonesia — 0.3%
Bank Rakyat Indonesia	2,055,000	1,307,831
PT Telekomunikasi Indonesia	1,783,500	1,944,380

		3,252,211

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Ireland — 0.7%
Allied Irish Banks PLC	77,300	$2,111,598
Anglo Irish Bank Corp. PLC (Irish Stock Exchange)	108,100	2,218,587
Anglo Irish Bank Corp. PLC (London Exchange)	27,400	557,210
Irish Life & Permanent PLC	86,900	2,180,564

		7,067,959

Italy — 1.4%
Banca Intesa SpA	237,900	1,773,720
Banche Popolari Unite Scpa	33,200	843,868
Benetton Group SpA	14,300	248,563
ENI SpA	121,400	4,401,650
Indesit Co. SpA	51,100	1,190,557
Saipem SpA	156,900	5,353,496

		13,811,854

Japan — 9.8%
Aeon Mall Co. Ltd.	58,800	1,809,965
Alpine Electronics, Inc.	41,600	638,233
Alps Electric Co. Ltd.	49,700	497,303
Asahi Breweries Ltd.	49,800	772,936
Asahi Kasei Corp.	226,100	1,487,440
Cosmo Oil Co. Ltd.	303,300	1,675,078
Daiwa Securities Group, Inc.	89,400	953,358
Denki Kagaku Kogyo K K	224,900	1,013,762
Fanuc Ltd.	40,300	4,163,379
Fuji Heavy Industries Ltd.	285,000	1,365,685
Fukuoka Financial Group, Inc.	496,000	3,279,139
Hitachi Ltd.	147,900	1,051,066
Hokkaido Electric Power Co., Inc.	53,200	1,155,817
Honda Motor Co. Ltd.	95,400	3,486,701
Honeys Co. Ltd.	14,300	577,226
Hosiden Corp.	33,900	449,338
Jupiter Telecommunications Co.(a)	1,960	1,623,716
Kaken Pharmaceutical Co. Ltd.	22,500	163,919
Kansai Electric Power Co., Inc. (The)	88,000	2,083,411
KK Davinci Advisors(a)	598	524,540
Komatsu Ltd.	118,000	3,430,985
Kurabo Industries Ltd.	173,100	489,249
Kyushu Electric Power Co., Inc.	30,700	805,369
Marubeni Corp.	191,700	1,580,309
Mitsubishi Chemical, Inc.	162,000	1,489,413
Mitsui Chemicals, Inc.	148,000	1,126,303
NGK Insulators Ltd.	143,000	3,519,107
Nifco Inc.	33,400	731,070
Nintendo Co. Ltd.	13,600	4,981,604
Nippon Oil Corp.	341,200	3,175,758
Nippon Paper Group, Inc.	400	1,331,980
Nippon Telegraph and Telephone Corp.	600	2,665,584
Nipro Corp.	57,000	1,173,563
Nissan Motor Co. Ltd.	317,000	3,401,072
Nomura Holdings, Inc.	91,300	1,779,655
NTT DoCoMo, Inc.	2,400	3,801,015
Oji Paper Co. Ltd.	185,000	900,020
Okasan Holdings, Inc.	63,100	419,727
ORIX Corp.	23,100	6,088,081
Promise Co. Ltd.	5,100	157,401
Rengo Co. Ltd.	118,900	587,137
Ricoh Co. Ltd.	95,600	2,212,873

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Japan (cont’d.)
Santen Pharmaceutical Co. Ltd.	26,700	$650,558
Sanwa Shutter Corp.	281,000	1,629,515
Shin-Etsu Chemical Co. Ltd.	37,700	2,697,559
Sumitomo Corp.	115,400	2,108,832
Suruga Bank Ltd.	125,000	1,576,650
Takefuji Corp.	19,000	638,863
Tanabe Seiyaku Co. Ltd.	85,600	1,020,595
Toppan Printing Co. Ltd.	85,000	914,721
Toyota Motor Corp.	35,000	2,217,259
Toyota Motor Corp., ADR	59,828	7,531,149
Yokohama Rubber Co. Ltd. (The)	174,300	1,313,709

		96,918,697

Mexico — 1.7%
America Movil — Ser. L, ADR	128,309	7,946,176
America Movil SA de CV	1,582,200	4,885,657
Wal-Mart de Mexico SA de CV	971,900	3,688,425

		16,520,258

Netherlands — 2.0%
ABN AMRO Holding NV	22,700	1,040,848
Aegon NV	108,800	2,141,403
Heineken NV, ADR	132,745	3,898,416
ING Groep NV	81,100	3,569,520
OCE NV	85,700	1,671,461
Randstad Holdings NV	33,800	2,675,228
Royal Dutch Shell PLC, ADR	27,700	2,249,240
Royal KPN NV	172,200	2,856,935

		20,103,051

New Zealand — 0.2%
Air New Zealand Ltd.	500,600	1,018,805
Fisher & Paykel Appliances Holdings Ltd.	319,700	857,666

		1,876,471

Norway — 0.2%
Norsk Hydro ASA	54,500	2,090,368

Portugal — 0.1%
Energias de Portugal SA	167,600	926,767

Russia — 0.1%
PIK Group, GDR, 144A(a)(b)	49,900	1,252,490

Singapore — 1.1%
CapitaLand Ltd.	1,190,000	6,296,914
MobileOne Ltd.	390,330	560,984
Neptune Orient Lines Ltd.	432,800	1,498,507
Singapore Airlines Ltd.	191,000	2,345,778

		10,702,183

South Africa — 0.4%
MTN Group Ltd.	168,400	2,289,044
Naspers Ltd.	51,500	1,323,157

		3,612,201

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	137,000	3,350,322
Banco Santander Central Hispano SA	200,200	3,680,074
Inditex SA	64,600	3,802,298
Repsol YPF SA	93,200	3,689,653
Telefonica SA	55,700	1,239,552

		15,761,899

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Sweden — 0.6%
Electrolux AB, Ser. B	83,600	$1,979,384
Husqvarna AB (Class A Stock)	20,130	284,208
Husqvarna AB (Class B Stock)	14,100	199,598
Nordea Bank AB	244,700	3,821,943

		6,285,133

Switzerland — 5.4%
ABB Ltd.	327,600	7,386,652
Baloise Holding AG	21,900	2,160,097
Ciba Specialty Chemicals AG	11,600	753,714
Credit Suisse Group	68,700	4,877,086
EFG International(a)	36,800	1,692,103
Geberit AG	7,700	1,311,982
Georg Fischer AG(a)	2,500	1,886,670
Julius Baer Holding AG	32,900	2,353,987
Kuehne & Nagel International AG	25,700	2,367,047
Nestle SA	11,300	4,293,701
Nobel Biocare Holding AG	4,250	1,387,332
Rieter Holding AG	2,200	1,150,012
Roche Holdings AG	23,250	4,119,588
SGS SA	1,661	1,964,076
Swiss Reinsurance	26,100	2,380,323
Swisscom AG	6,200	2,119,661
Syngenta AG	4,900	955,259
UBS AG	19,400	1,160,204
UBS AG — New	110,336	6,621,262
Verwalt & Privat-Bank AG	2,578	673,256
Zurich Financial Services AG	5,900	1,823,869

		53,437,881

Taiwan — 0.6%
HON HAI Precision Industry Co. Ltd., GDR	210,940	3,775,826
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	199,500	2,220,435

		5,996,261

United Kingdom — 11.5%
Acergy SA	58,200	1,310,239
Alliance & Leicester PLC	76,000	1,680,257
AstraZeneca PLC	85,000	4,555,224
Aviva PLC	60,000	890,683
Barclays PLC	299,200	4,162,743
Beazley Group PLC	411,400	1,208,092
BG Group PLC	413,700	6,781,605
BP PLC	391,400	4,709,448
Bradford & Bingley PLC	178,100	1,402,490
Brit Insurance Holdings PLC	227,200	1,560,860
BT Group PLC	756,400	5,034,255
Capita Group PLC	217,300	3,154,510
Carphone Warehouse Group PLC	180,900	1,189,073
Davis Service Group PLC	69,100	860,162
DSG International PLC	566,000	1,793,985
GKN PLC	263,300	2,095,990
GlaxoSmithKline PLC	55,000	1,432,750
HBOS PLC	509,400	10,019,552
Interserve PLC	39,010	371,162
Legal & General Group PLC	498,500	1,495,530
Lloyds TSB Group PLC	346,200	3,848,483
Man Group PLC	271,000	3,296,423

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

United Kingdom (cont’d.)
Northern Foods PLC	211,500	$502,007
Old Mutual PLC	319,100	1,075,282
Reckitt Benckiser PLC	125,800	6,886,991
Rolls-Royce Group PLC	548,400	5,904,900
Rolls-Royce Group PLC, B Share entitlement	30,073,600	60,391
Rotork PLC	48,800	891,562
Royal & Sun Alliance Insurance Group PLC	300,200	873,356
Royal Bank of Scotland Group PLC (The)	257,100	3,253,211
Royal Dutch Shell PLC (Class B Stock)	211,400	8,812,423
Serco Group PLC	161,800	1,458,569
Tate & Lyle PLC	71,300	809,132
Taylor Woodrow PLC	148,300	1,067,635
Tesco PLC	813,700	6,807,983
Tomkins PLC	113,100	587,492
Vedanta Resources PLC	90,300	2,910,712
Vodafone Group PLC	1,594,200	5,341,863
Xstrata PLC	63,000	3,750,578

		113,847,603

United States — 37.5%
3M Co.	25,100	2,178,429
Air Products & Chemicals, Inc.	14,043	1,128,636
Alltel Corp.	18,200	1,229,410
Altria Group, Inc.	19,100	1,339,674
American Express Co.	29,900	1,829,282
American International Group, Inc.	46,200	3,235,386
Ameriprise Financial, Inc.	32,600	2,072,382
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	2,854,487
Anadarko Petroleum Corp.	21,542	1,119,969
Anheuser-Busch Cos., Inc.	60,400	3,150,464
Apache Corp.	7,502	612,088
Apple, Inc.(a)	38,965	4,755,289
AT&T, Inc.	148,511	6,163,207
Avon Products, Inc.	58,700	2,157,225
Baker Hughes, Inc.(b)	68,097	5,729,001
Bank of America Corp.	89,500	4,375,655
Boeing Co.	48,208	4,635,681
Boston Scientific Corp.(a)	60,000	920,400
Bowater, Inc.	31,800	793,410
Bristol-Myers Squibb Co.	36,300	1,145,628
Burlington Northern Santa Fe Corp.	53,294	4,537,451
Cameron International Corp.(a)	18,394	1,314,619
Campbell Soup Co.(b)	21,700	842,177
CB Richard Ellis Group, Inc.(a)	19,527	712,736
CBS Corp. (Class B Stock)	28,700	956,284
Chevron Corp.	64,600	5,441,904
Cisco Systems, Inc.(a)	192,967	5,374,131
Citigroup, Inc.	65,400	3,354,366
Coca-Cola Co. (The)(b)	60,200	3,149,062
Comcast Corp. (Class A Stock)(a)(b)	364,466	10,248,783
CVS Caremark Corp.	56,675	2,065,804
Dell, Inc.(a)	59,600	1,701,580
Devon Energy Corp.	8,677	679,322
Dow Chemical Co. (The)	14,400	636,768
Dow Jones & Co., Inc.	30,800	1,769,460
Duke Energy Corp.	76,700	1,403,610
E.I. du Pont de Nemours & Co.	48,000	2,440,320
Entergy Corp.	27,200	2,919,920

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (cont’d.)

Exxon Mobil Corp.	63,500	$5,326,380
Fannie Mae(b)	27,400	1,790,042
FedEx Corp.	68,415	7,592,013
Fifth Third Bancorp	57,300	2,278,821
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	34,757	2,878,575
Genentech, Inc.(a)	98,596	7,459,773
General Dynamics Corp.	85,774	6,709,242
General Electric Co.	168,300	6,442,524
General Mills, Inc.	28,600	1,670,812
General Motors Corp.(b)	39,700	1,500,660
Genworth Financial, Inc.	63,400	2,180,960
Genzyme Corp.(a)	53,839	3,467,232
Goldman Sachs Group, Inc.	31,763	6,884,630
Google, Inc. (Class A Stock)(a)	4,967	2,599,628
H&R Block, Inc.	85,100	1,988,787
Hartford Financial Services Group, Inc.	19,300	1,901,243
Home Depot, Inc. (The)	85,300	3,356,555
Illinois Tool Works, Inc.	47,500	2,574,025
Intel Corp.	354,104	8,413,510
International Business Machines Corp.	32,400	3,410,100
International Paper Co.(b)	79,000	3,084,950
Johnson & Johnson	47,300	2,914,626
JPMorgan Chase & Co.	115,400	5,591,130
Kraft Foods, Inc. (Class A Stock)	117,559	4,143,955
Las Vegas Sands Corp.(a)(b)	69,251	5,290,084
Liberty Media Holdings Corp. — Capital (Class A Stock)(a)	16,000	1,882,880
Liberty Media Holdings Corp. — Interactive (Class A Stock)(a)	74,800	1,670,284
Lincoln National Corp.	21,900	1,553,805
Lockheed Martin Corp.	72,935	6,865,372
Lowe’s Cos., Inc.(b)	177,308	5,441,583
Macy’s, Inc.	37,274	1,482,760
Marathon Oil Corp.(b)	8,880	532,445
Marsh & McLennan Cos., Inc.(b)	126,600	3,909,408
Mastercard, Inc. (Class A Stock)	40,278	6,680,912
McDonald’s Corp.	146,834	7,453,294
Mellon Financial Corp.(b)	60,100	2,644,400
Merck & Co., Inc.	78,500	3,909,300
Merrill Lynch & Co., Inc.	27,200	2,273,376
MGM Mirage(a)	35,629	2,938,680
Microsoft Corp.	133,500	3,934,245
Monsanto Co.	89,813	6,065,970
Moody’s Corp.	33,744	2,098,877
Morgan Stanley	32,600	2,734,488
Murphy Oil Corp.	41,800	2,484,592
New York Times Co. (The) (Class A Stock)(b)	58,100	1,475,740
Newell Rubbermaid, Inc.	70,100	2,063,043
NiSource, Inc.	66,300	1,373,073
Nucor Corp.	8,800	516,120
Pfizer, Inc.	119,000	3,042,830
Praxair, Inc.	91,780	6,607,242
Qwest Communications International, Inc.(a)(b)	139,300	1,351,210
RadioShack Corp.(b)	19,000	629,660
Raytheon Co.	39,800	2,144,822
Schering-Plough Corp.	162,897	4,958,585
Schlumberger Ltd.(b)	94,554	8,031,416
Southwest Airlines Co.	154,000	2,296,140
Spectra Energy Corp.	40,600	1,053,976

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (cont’d.)
Sprint Nextel Corp.(b)	118,400	$2,452,064
St. Joe Co. (The)(b)	49,051	2,273,023
State Street Corp.	33,200	2,270,880
Station Casinos, Inc.	13,622	1,182,390
Time Warner, Inc.	155,200	3,265,408
U.S. Bancorp	90,300	2,975,385
Union Pacific Corp.	82,644	9,516,456
UnitedHealth Group, Inc.	303,082	15,499,612
Verizon Communications, Inc.	55,600	2,289,052
Viacom, Inc. (Class B Stock)(a)	31,700	1,319,671
Wal-Mart Stores, Inc.	50,300	2,419,933
Walt Disney Co.	49,200	1,679,688
Waste Management, Inc.	68,800	2,686,640
Wells Fargo & Co.	123,879	4,356,824
Wyeth	42,400	2,431,216
Wynn Resorts Ltd.(a)(b)	78,188	7,012,682
Yum! Brands, Inc.	132,140	4,323,621

		372,479,330

TOTAL LONG-TERM INVESTMENTS (cost $764,606,646)		949,532,697

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $102,859,899; includes $72,723,835 of cash collateral received for securities on loan)(Note 4)(c)(d)	102,859,899	102,859,899

TOTAL INVESTMENTS(e) — 106.0% (cost $867,466,545)		1,052,392,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0%)		(59,162,617)

TOTAL NET ASSETS — 100.0%		$993,229,979

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $70,566,727; cash collateral of $72,723,835 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	As of June 30, 2007, 131 securities representing $322,503,920 and 32.5% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 7.3% of collateral received for securities on loan)	10.4%
Commercial Banks	8.3
Telecommunications	6.7
Oil, Gas & Consumable Fuels	6.6
Capital Markets	5.4
Automobiles	4.4
Insurance	4.1
Food & Staples Retailing	3.9
Chemicals	3.3
Pharmaceuticals	3.1
Hotels, Restaurants & Leisure	2.9
Media	2.9
Aerospace & Defense	2.7
Diversified Financial Services	2.5
Industrial Conglomerates	2.4
Energy Equipment & Services	2.3
Metals & Mining	2.3
Specialty Retail	2.0
Road & Rail	1.9
Machinery	1.8
Real Estate	1.7
Beverages	1.6
Health Care Providers & Services	1.6
Electrical Equipment	1.5
Biotechnology	1.4
Commercial Services	1.4
Software	1.4
Electric Utilities	1.1
Air Freight & Logistics	1.0
Computers & Peripherals	1.0
Consumer Finance	0.9
Paper & Forest Products	0.9
Airlines	0.8
Household Durables	0.8
Personal Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Trading Companies & Distributors	0.8
Electronic Equipment & Instruments	0.7
Household Products	0.7
IT Services	0.7
Health Care Equipment & Supplies	0.6
Multi-Utilities	0.6
Communications Equipment	0.5
Marine	0.4
Office Equipment	0.4
Building Materials	0.3
Internet Software & Services	0.3
Thrifts & Mortgage Finance	0.3
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Multiline Retail	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GLOBAL PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $70,566,727:
Unaffiliated investments (cost $764,606,646)	$949,532,697
Affiliated investments (cost $102,859,899)	102,859,899
Cash	16,971
Foreign currency, at value (cost $7,557,863)	7,629,922
Receivable for investments sold	16,904,500
Dividends and interest receivable	1,089,514
Foreign tax reclaim receivable	549,189
Prepaid expenses	1,998

Total Assets	1,078,584,690

LIABILITIES
Collateral for securities on loan	72,723,835
Payable for investments purchased	11,755,455
Management fee payable	612,081
Accrued expenses and other liabilities	262,556
Transfer agent fee payable	784

Total Liabilities	85,354,711

NET ASSETS	$993,229,979

Net assets were comprised of:
Paid-in capital	$772,550,308
Retained earnings	220,679,671

Net assets, June 30, 2007	$993,229,979

Net asset value and redemption price per share, $993,229,979 / 40,593,393 outstanding shares of beneficial interest (authorized 125,000,000 shares)	$24.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $955,066)	$10,853,672
Affiliated dividend income	673,340
Affiliated income from securities loaned, net	99,516
Interest	6,331

11,632,859

EXPENSES
Management fee	3,581,146
Custodian’s fees and expenses	124,000
Shareholders’ reports	95,000
Insurance expenses	12,000
Audit fee	12,000
Trustees’ fees	10,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	12,125

Total expenses	3,855,271

NET INVESTMENT INCOME	7,777,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	36,746,312
Foreign currency transactions	(285,423)

36,460,889

Net change in unrealized appreciation (depreciation) on:
Investments	35,040,491
Foreign currencies	(84,130)

34,956,361

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	71,417,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,194,838

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,777,588	$10,692,630
Net realized gain on investments and foreign currency transactions	36,460,889	32,439,736
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,956,361	112,256,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,194,838	155,388,654

DISTRIBUTIONS	—	(5,516,655)

SERIES SHARE TRANSACTIONS:
Series shares sold [923,110 and 2,609,905 shares, respectively]	21,596,234	53,367,041
Series shares issued in reinvestment of distributions [0 and 272,832 shares, respectively]	—	5,516,655
Series shares repurchased [1,729,406 and 4,426,740 shares, respectively]	(40,419,989)	(90,036,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,823,755)	(31,152,948)

TOTAL INCREASE IN NET ASSETS	60,371,083	118,719,051
NET ASSETS:
Beginning of period	932,858,896	814,139,845

End of period	$993,229,979	$932,858,896

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Asset Backed Securities — 3.5%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.20%	10/01/16	$3,716	$3,818,159
Series 1997-20A, Class 1	7.15%	01/01/17	3,898	4,001,659
Series 1997-20G, Class 1	6.85%	07/01/17	1,260	1,289,662
Series 1998-20I, Class 1	6.00%	09/01/18	2,698	2,727,502

				11,836,982

Collateralized Mortgage Obligations — 6.8%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,764,660
Series 2501, Class MC	5.50%	09/15/17	2,000	1,992,290
Series 2513, Class HC	5.00%	10/15/17	2,339	2,236,378
Series 2518, Class PV	5.50%	06/15/19	1,920	1,863,240
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	4,977,516
Series 2002-57, Class ND	5.50%	09/25/17	2,356	2,344,251
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	5,997,316
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	591	588,118

				22,763,769

Commercial Mortgage Backed Securities — 7.0%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A1(b)	7.64%	02/15/32	459	465,915
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	3,964,668
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	229	230,435
Series 2000-C2, Class A1	6.94%	10/15/32	72	71,694
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,465,046
Series 2006-GG8, Class A4	5.56%	11/10/39	1,700	1,662,882
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4	5.747%	02/12/49	3,100	3,071,418
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%	08/12/48	2,000	1,922,202
Merrill Lynch Mortgage Trust, Series 2006-C1, Class ASB	5.843%	05/12/39	1,500	1,498,703
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,320,199
Series 2006-IQ11, Class A4	5.945%	10/15/42	2,800	2,788,575
Morgan Stanley Dean Witter I, Series 2001-TOP1, Class A2	6.32%	02/15/33	273	273,151

				23,734,888

Corporate Bond — 0.4%
DEPFA ACS Bank, 144A(c)	5.125%	03/16/37	1,520	1,392,793

Foreign Government Bonds — 1.9%
Deutsche Bundesrepublik, Series 05	4.00%	01/04/37	EUR 1,030	1,239,625
Series 06	4.00%	07/04/16	EUR 1,725	2,240,294
Hungary Government Bonds	8.00%	02/12/15	HUF 97,500	573,124
Norwegian Government Bonds	5.00%	05/15/15	NOK 6,160	1,031,900
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK 7,180	1,186,833

				6,271,776

Mortgage Backed Securities — 54.6%
Federal Home Loan Morgage Corp.(a)	3.534%	05/01/34	1,792	1,738,152
Federal Home Loan Morgage Corp.(a)	3.782%	06/01/34	4,498	4,387,974

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (cont’d.)
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34	$10,640	$10,019,472
Federal Home Loan Mortgage Corp.	5.50%	TBA 30 YR	16,500	15,907,023
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	659	654,997
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	910	926,440
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32	909	925,069
Federal National Mortgage Association(a)	3.495%	06/01/34	12,255	11,991,315
Federal National Mortgage Association(a)	3.595%	07/01/33	6,258	6,281,066
Federal National Mortgage Association(a)	3.80%	04/01/34	762	747,447
Federal National Mortgage Association(a)	4.058%	08/01/33	3,149	3,080,004
Federal National Mortgage Association(a)	4.25%	04/01/34	2,099	2,079,363
Federal National Mortgage Association(a)	4.472%	06/01/34	1,875	1,866,162
Federal National Mortgage Association(a)	4.50%	TBA 15 YR	5,000	4,743,750
Federal National Mortgage Association(a)	4.873%	10/01/34	2,835	2,783,710
Federal National Mortgage Association(a)	4.967%	06/01/36	4,354	4,333,929
Federal National Mortgage Association	5.00%	07/01/18-12/01/31	9,366	9,075,334
Federal National Mortgage Association	5.00%	TBA 15 YR	7,000	6,763,750
Federal National Mortgage Association	5.00%	TBA 30 YR	13,500	12,643,587
Federal National Mortgage Association	5.50%	01/01/17-11/01/35	40,652	39,354,833
Federal National Mortgage Association	5.50%	TBA 15 YR	6,000	5,910,000
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	8,383	8,324,314
Federal National Mortgage Association	6.00%	TBA 30 YR	4,500	4,447,971
Federal National Mortgage Association(a)	6.276%	03/01/11	1,260	1,288,933
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	4,528	4,607,758
Federal National Mortgage Association	6.50%	TBA 30 YR	4,000	4,037,500
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	2,037	2,102,447
Federal National Mortgage Association	7.50%	07/01/07-10/01/12	223	228,879
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	66	70,080
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	243	263,699
Government National Mortgage Association	5.00%	07/15/33-04/15/34	4,224	4,004,844
Government National Mortgage Association	5.50%	TBA 30 YR	4,500	4,366,404
Government National Mortgage Association	6.50%	07/15/32-08/15/32	910	928,213
Government National Mortgage Association	7.00%	03/15/23-08/15/28	2,106	2,195,219
Government National Mortgage Association	7.50%	12/15/25-02/15/26	406	425,214
Government National Mortgage Association	8.50%	09/15/24-04/15/25	511	550,951

				184,055,803

U.S. Government Agency Obligations — 22.4%
Federal Home Loan Bank(d)	4.875%	05/17/17	27,875	26,625,476
Federal Home Loan Mortgage Corp., M.T.N.	4.75%	01/18/11	645	635,582
Federal Home Loan Mortgage Corp., M.T.N.	5.35%	11/14/11	1,210	1,202,463
Federal National Mortgage Association	4.875%	04/10/08	7,135	7,109,542
Federal National Mortgage Association	5.30%	02/22/11	14,630	14,552,827
Federal National Mortgage Association(d)	5.375%	06/12/17	14,005	13,894,136
FICO Strip Principal	Zero	05/11/18	4,000	2,231,104
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,195,379

				75,446,509

U.S. Government Treasury Securities — 1.8%
United States Treasury Bonds(d)	4.50%	02/15/36	370	335,024
United States Treasury Bonds	6.00%	02/15/26	390	425,709
United States Treasury Bonds	6.625%	02/15/27	365	427,563
United States Treasury Notes	4.125%	08/15/08	15	14,858
United States Treasury Notes	4.875%	04/30/08	8	7,989
United States Treasury Strips	Zero	05/15/20-05/15/21	10,100	4,972,895

				6,184,038

TOTAL LONG-TERM INVESTMENTS (cost $337,330,278)				331,686,558

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 32.6%			Shares	Value (Note 2)

Affiliated Mutual Funds — 32.6%
Dryden Core Investment Fund — Short-Term Bond Series (cost $41,626,549)(f)			4,161,937	$41,619,366
Dryden Core Investment Fund — Taxable Money Market Series (cost $68,227,035; includes $41,729,828 of cash collateral received for securities on loan)(Note 4)(e)(f)			68,227,035	68,227,035

TOTAL AFFILIATED MUTUAL FUNDS (cost $109,853,584)				109,846,401

OUTSTANDING OPTIONS PURCHASED			Contracts
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.625			85	11,688
90 Day Euro Future, expiring 09/17/07 @ $95			85	2,125
Iceland Krona, expiring 06/03/08 @ $66.25			342,000	14,315
US 10 Yr. Note, expiring 08/24/07 @ $104			32	61,000
US Long Bond, expiring 08/24/07 @ $111			46	9,344

TOTAL OPTIONS PURCHASED (cost $163,920)				98,472

TOTAL SHORT-TERM INVESTMENTS (cost $110,017,504)				109,944,873

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 131.0% (cost $447,347,782)				441,631,431

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.75			85	(4,781)
90 Day Euro Future, expiring 09/17/07 @ $94.875			85	(2,656)
U.S. 10 Yr. Note, expiring 08/24/07 @ $106			32	(19,500)
U.S. Long Bond, expiring 08/24/07 @ $114			46	(1,438)

TOTAL OPTIONS WRITTEN (premium received $52,997)				(28,375)

SECURITY SOLD SHORT — (0.6%)	Interest Rate	Maturity Date	Principal Amount (000)
Mortgage Backed Securities
Federal National Mortgage Association (proceeds received $1,946,719)	5.50%	TBA 30 YR	$2,000	(1,928,750)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 130.4% (cost $445,348,066)				439,674,306
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (30.4%)				(102,519,178)

TOTAL NET ASSETS — 100.0%				$337,155,128

The following abbreviations are used in portfolio descriptions:

EUR	—	Euro
FICO	—	Financing Corporation
HUF	—	Hungarian Forint
M.T.N.	—	Medium Term Note
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
TBA	—	Securities Purchased on a Forward Commitment Basis

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(b)	Security segregated as collateral for futures contracts.

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d)	All or portion of security is on loan. The aggregate market value of such securities is $41,039,472; cash collateral of $41,729,828 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Sep. 07	$476,863	$476,883	$(20)
18	2 Yr. Euro Schatz	Sep. 07	2,497,002	2,497,716	(714)
1	Japanese 10 Yr. Bond	Sep. 07	1,072,162	1,069,563	2,599
2	Long-Term U.K. Gilt	Sep. 07	416,603	424,391	(7,788)
36	U.S. 5 Yr. Notes	Sep. 07	3,746,812	3,741,438	5,374
19	U.S. 30 Yr. Bond	Sep. 07	2,047,250	2,022,773	24,477

					23,928

Short Positions:
18	U.S. Treasury 2 Yr. Notes	Sep. 07	3,668,063	3,660,420	(7,643)
381	U.S. Treasury 10 Yr. Notes	Sep. 07	40,272,891	40,488,072	215,181
6	10 Yr. Euro-Bund	Sep. 07	899,371	900,907	1,536

					209,074

					$233,002

Open forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts:	Contracts to Deliver	Payable at Statement Date	Value at June 30, 2007	Unrealized Appreciation
Australian Dollar expiring 07/25/07	AUD 195,246	$164,792	$165,419	$627
Japanese Yen expiring 07/26/07	JPY 6,566,146	53,148	53,516	368
Pound Sterling expiring 07/26/07	GBP 123,102	246,053	247,122	1,069
Hungarian Forint expiring 07/27/07	HUF30,798,900	168,300	168,442	142
New Zealand Dollar expiring 07/25/07	NZD 368,535	279,788	283,533	3,745
Norwegian Krone expiring 07/03/07	NOK 6,132,356	1,039,594	1,039,981	387
expiring 07/27/07	NOK 6,087,258	1,018,607	1,032,816	14,209

				$20,547

Sales Contracts:	Contracts to Deliver	Receivable at Statement Date	Value at June 30, 2007	Unrealized (Depreciation)
Australian Dollar expiring 07/25/07	AUD 198,865	$168,200	$168,486	$(286)
Euros expiring 07/26/07	EUR 2,444,275	3,293,490	3,311,207	(17,717)
Hungarian Forint expiring 07/27/07	HUF107,531,385	585,046	588,099	(3,053)
Norwegian Krone expiring 07/27/07	NOK 5,174,262	865,831	877,909	(12,078)
expiring 07/27/07	NOK 6,132,356	1,040,066	1,040,468	(402)
New Zealand Dollar expiring 07/02/07	NZD 20,519	15,783	15,818	(35)
Swedish Krona expiring 07/27/07	SEK 8,173,874	1,191,148	1,196,778	(5,630)

				(39,201)

				$(18,654)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services(1)	07/03/12	$8,000	5.50777%	3 month LIBOR	$—
Morgan Stanley Capital Services(1)	12/22/16	NZD 1,465	6.8075%	3 month NZD-BBR-FRA	(66,445)
Morgan Stanley Capital Services(1)	03/02/17	NZD 1,465	6.86%	3 month NZD-BBR-FRA	(44,364)
JPMorgan Chase Bank(2)	05/17/17	NZD 1,700	7.325%	3 month NZD-BBR-FRA	22,634
Merrill Lynch Capital Services(1)	06/14/37	5,250	6.00774%	3 month LIBOR	72,464
Merrill Lynch Capital Services(1)	06/18/37	2,375	5.95197%	3 month LIBOR	51,049

					$35,338

(1)	The Portfolio pays the floating rate and receives the fixed rate.

(2)	The Portfolio pays the fixed rate and receives the floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Mortgage Backed Securities	54.6%
Affiliated Mutual Funds (including 12.4% of collateral received for securities on loan)	32.6
U.S. Government Agency Obligations	22.4
Commercial Mortgage Backed Securities	7.0
Collateralized Mortgage Obligations	6.8
Asset Backed Securities	3.5
Foreign Government Bonds	1.9
U.S. Government Treasury Securities	1.8
Corporate Bond	0.4

131.0
Security Sold Short	(0.6)
Liabilities in excess of other assets	(30.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $41,039,472:
Unaffiliated investments (cost $337,494,198)	$331,785,030
Affiliated investments (cost $109,853,584)	109,846,401
Foreign currency (cost $15,545)	15,733
Receivable for investments sold	134,047,199
Interest receivable	1,939,548
Unrealized appreciation on swaps	146,147
Unrealized appreciation on forward currency contracts	20,547
Receivable for Series shares sold	18,071
Prepaid expenses	838

Total Assets	577,819,514

LIABILITIES
Payable for investments purchased	196,250,906
Collateral for securities on loan	41,729,828
Security sold short, at value (proceeds $1,946,719)	1,928,750
Payable for Series shares repurchased	153,163
Accrued expenses and other liabilities	151,211
Due to broker—variation margin	136,837
Unrealized depreciation on swaps	110,809
Management fee payable	110,749
Unrealized depreciation on forward currency contracts	39,201
Outstanding option written (premium received $52,997)	28,375
Payable to custodian	20,815
Deferred trustees’ fees	3,206
Transfer agent fee payable	536

Total Liabilities	240,664,386

NET ASSETS	$337,155,128

Net assets were comprised of:
Paid-in capital	$350,755,238
Retained earnings	(13,600,110)

Net assets, June 30, 2007	$337,155,128

Net asset value and redemption price per share, ($337,155,128/30,366,320 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest income	$6,964,326
Affiliated dividend income	1,877,596
Affiliated income from securities loaned, net	24,286

8,866,208

EXPENSES
Management fee	689,030
Shareholders’ reports	84,000
Custodian’s fees and expenses	42,000
Audit fee	11,000
Trustees’ fees	7,000
Insurance expenses	5,000
Legal fees and expenses	3,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	3,737

Total expenses	845,767

NET INVESTMENT INCOME	8,020,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,720,023)
Foreign currency transactions	94,907
Futures transactions	(41,462)
Short sale transactions	59,184
Swap transactions	(329,043)
Options written transactions	55,585

(2,880,852)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,004,389)
Foreign currencies	(22,007)
Futures	245,239
Short sales	14,688
Swaps	79,775
Options written	24,622

(2,662,072)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(5,542,924)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,477,517

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,020,441	$17,134,336
Net realized gain (loss) on investments, swaps and foreign currency transactions	(2,880,852)	(2,865,056)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,662,072)	(1,250,146)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,477,517	13,019,134

DISTRIBUTIONS	(7,246,112)	(17,558,195)

SERIES SHARE TRANSACTIONS:
Series shares sold [310,344 and 1,318,889 shares, respectively]	3,504,397	14,867,273
Series shares issued in reinvestment of distributions [648,836 and 1,568,051 shares, respectively]	7,246,112	17,558,195
Series shares repurchased [2,044,058 and 4,593,356 shares, respectively]	(23,085,571)	(51,789,971)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,335,062)	(19,364,503)

TOTAL DECREASE IN NET ASSETS	(17,103,657)	(23,903,564)
NET ASSETS:
Beginning of period	354,258,785	378,162,349

End of period	$337,155,128	$354,258,785

SEE NOTES TO FINANCIAL STATEMENTS.

A94

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 93.6% CORPORATE BONDS — 91.9%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace/Defense — 2.5%
Bombardier, Inc., Notes (Canada)(j)	Ba2	6.30%	05/01/14	$1,000	$950,000
DRS Technologies, Inc., Gtd. Notes	B1	6.625%	02/01/16	4,600	4,439,000
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625%	02/01/18	3,050	3,080,500
Esterline Technologies Corp., Sr. Notes(j)	Ba3	6.625%	03/01/17	750	723,750
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	4,500	4,545,000
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14	2,750	2,915,000
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	11,050	11,312,437
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000	1,925,000
Sequa Corp., Sr. Notes	B2	9.00%	08/01/09	4,957	5,118,103
Sequa Corp., Sr. Notes, Ser. B	B2	8.875%	04/01/08	3,475	3,518,438
Standard Aero Holdings, Inc., Gtd. Notes	Caa1	8.25%	09/01/14	560	596,400
Transdigm, Inc., Sr. Sub. Notes(j)	B3	7.75%	07/15/14	3,025	3,055,250

					42,178,878

Airlines — 0.4%
AMR Corp., MTN	CCC+(g)	10.40%	03/10/11	1,000	1,020,000
AMR Corp., MTN	CCC+(g)	10.40%	03/15/11	1,000	1,020,000
AMR Corp., MTN	NR	10.55%	03/12/21	1,425	1,416,094
Calair Capital Corp., Gtd. Notes	B3	8.125%	04/01/08	1,978	1,985,417
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,507	1,479,054
Ser. 99-2, Class B	Ba2	7.566%	03/15/20	477	478,132

					7,398,697

Automotive — 5.0%
Ford Motor Co., Bank Loan(f)	Ba3	8.36%	12/12/13	12,935	12,979,833
Ford Motor Credit Co., Notes(b)	B1	7.875%	06/15/10	26,380	26,374,934
Ford Motor Credit Co., Sr. Notes	B1	9.875%	08/10/11	4,225	4,434,699
General Motors Corp., Notes(b)	Caa1	7.20%	01/15/11	21,100	20,282,375
General Motors Corp., Sr. Notes(b)	Caa1	7.125%	07/15/13	1,125	1,056,094
General Motors Nova Scotia Finance Co., Gtd. Notes (Canada)(b)	Caa1	6.85%	10/15/08	4,100	4,079,500
Lear Corp, Bank Loan(f)	B2	8.11%	06/05/14	8,000	7,912,224
Lear Corp., Sr. Notes, Ser. B(b)	B3	8.75%	12/01/16	3,220	3,067,050
TRW Automotive, Inc.(b)(j)	Ba3	7.25%	03/15/17	4,000	3,810,000
Visteon Corp., Sr. Notes(b)	Caa2	7.00%	03/10/14	2,595	2,238,188

					86,234,897

Banking — 0.7%
Banco BMG SA(j)	Ba1	9.15%	01/15/16	5,000	5,344,000
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan) (cost $1,316,304; purchased 10/22/04)(j)(l)	Baa2	8.125%	10/07/09	1,305	1,349,109
HSBK Europe BV, Gtd. Notes (Netherlands)(b)(j)	Baa2	7.25%	05/03/17	3,500	3,395,000
Kazkommerts International BV, Gtd. Notes (Netherlands)(b)(j)	Baa2	7.00%	11/03/09	1,685	1,691,403

					11,779,512

Building Materials & Construction — 1.3%
Beazer Homes USA, Inc., Gtd. Notes(b)	Ba2	8.625%	05/15/11	1,820	1,747,200
Goodman Global Holdings, Inc., Sr. Notes, Ser. B(h)	B1	8.36%	06/15/12	1,759	1,772,193
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	Ba3	6.25%	01/15/15	2,525	2,146,250
K Hovnanian Enterprises, Inc., Gtd. Notes(b)	Ba3	10.50%	10/01/07	2,550	2,572,313
KB Home, Notes	Ba1	6.375%	08/15/11	700	665,000
KB Home, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800	2,856,000
KB Home, Sr. Sub. Notes	Ba2	9.50%	02/15/11	250	257,188
Nortek, Inc., Sr. Sub. Notes(b)	B3	8.50%	09/01/14	6,350	6,048,374
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25%	02/01/11	4,150	4,243,375

					22,307,893

Cable — 4.5%
Charter Communications Holding I LLC, Gtd. Notes(b)	NR	11.00%	10/01/15	3,240	3,373,650
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00%	05/15/14	2,517	2,331,371

SEE NOTES TO FINANCIAL STATEMENTS.

A95

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)

Cable (cont’d.)
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	11.125%	01/15/14	$1,515		$1,465,763
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.75%	05/15/14	3,150		3,094,875
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	13.50%	01/15/14	1,000		1,026,250
Charter Communications Holdings I LLC, Sec’d. Notes(b)	Caa2	11.00%	10/01/15	8,928		9,318,599
Charter Communications Holdings II LLC, Sr. Notes	Caa2	10.25%	09/15/10	3,725		3,892,625
Charter Communications Holding II LLC, Gtd. Notes(b)	NR	10.25%	10/01/13	4,145		4,435,150
Charter Communications Holdings II LLC, Sr. Notes, Ser. B	Caa2	10.25%	09/15/10	1,000		1,043,750
Charter Communications Holdings LLC, Bank Loan(f)	B1	7.32%	04/30/14	8,500		8,418,544
Charter Communications Operating LLC, Sr. Notes(b)(j)	B3	8.375%	04/30/14	3,920		3,988,600
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa2	8.375%	03/15/13	100	(i)	112
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	3,800		3,610,000
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	800		772,000
CSC Holdings, Inc., Debs., Ser. B	B2	8.125%	08/15/09	5,450		5,559,000
CSC Holdings, Inc., Sr. Notes	B2	7.875%	12/15/07	3,775		3,798,594
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	7.625%	04/01/11	350		347,375
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	8.125%	07/15/09	2,410		2,458,200
Insight Communications Co., Inc., Sr. Notes	B3	12.25%	02/15/11	2,000		2,090,000
Mediacom Broadband LLC, Sr. Notes(b)(j)	B3	8.50%	10/15/15	1,975		1,984,875
Mediacom LLC, Sr. Notes	B3	9.50%	01/15/13	875		894,688
UPC Broadbank Holding BV, Bank Loan(f)	Ba3	7.08%	12/31/14	5,000		4,968,750
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.375%	12/15/15	3,450		3,277,500
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.875%	01/15/14	3,570		3,498,600
Virgnin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.125%	08/15/16	1,275		1,335,563

						76,984,434

Capital Goods — 5.8%
Actuant Corp., Sr. Notes(j)	Ba2	6.875%	06/15/17	3,375		3,341,250
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%	01/15/13	2,400		2,382,000
Allied Waste of North America, Inc., Sec’d. Notes, Ser. B(b)	B1	5.75%	02/15/11	5,320		5,060,650
Allied Waste of North America, Inc., Sr. Notes	B1	6.875%	06/01/17	500		483,750
Allied Waste of North America, Inc., Sr. Notes	B1	7.25%	03/15/15	900		891,000
Allied Waste of North America, Inc., Sr. Notes	B1	7.875%	04/15/13	675		682,594
Ashtead Capital, Inc., Notes(b)(j)	B3	9.00%	08/15/16	3,625		3,797,187
Ashtead Holdings PLC Sec’d. Notes (United Kingdom)(j)	B3	8.625%	08/01/15	3,400		3,468,000
Avis Budget Car Rental LLC, Gtd. Notes	Ba3	7.625%	05/15/14	1,835		1,853,350
Baldor Electric Co., Sr. Notes	B3	8.625%	02/15/17	2,500		2,643,750
Blount, Inc., Sr. Sub Notes	B2	8.875%	08/01/12	7,825		7,903,249
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%	08/01/11	2,360		2,473,752
Columbus Mckinnon Corp., Sr. Sub. Notes	B2	8.875%	11/01/13	4,300		4,547,250
Hertz Corp., Sr. Notes	B1	8.875%	01/01/14	10,181		10,613,692
Invensys PLC, Sr. Notes (United Kingdom)(j)	B2	9.875%	03/15/11	360		385,200
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	4,331		4,482,585
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B3	9.625%	05/15/12	1,550		1,617,813
Manitowoc Co., Inc., Gtd. Notes	B1	10.50%	08/01/12	6,120		6,456,600
Mobile Mini, Inc., Sr. Notes(b)(j)	B1	6.875%	05/01/15	2,800		2,716,000
RBS Global, Inc and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	7,925		8,123,124
Rental Service Corp.(j)	Caa1	9.50%	12/01/14	4,900		4,998,000
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	5,175		5,226,750
Terex Corp., Gtd. Notes	B1	7.375%	01/15/14	2,790		2,790,000
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	1,800		1,768,500
United Rentals North America, Inc., Sr. Sub. Notes(b)	B3	7.75%	11/15/13	3,150		3,153,938
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875%	05/01/14	4,920		4,833,900
Williams Scotsman, Inc., Sr. Notes	B2	8.50%	10/01/15	1,575		1,626,188

						98,320,072

Chemicals — 3.2%
Arco Chemical Co., Debs.	B1	10.25%	11/01/10	1,000		1,080,000
Equistar Chemicals LP, Gtd. Notes	B1	10.125%	09/01/08	6,867		7,141,679

SEE NOTES TO FINANCIAL STATEMENTS.

A96

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Chemicals (cont’d.)
Equistar Chemicals LP, Sr. Notes	B1	10.625%	05/01/11	$1,227	$1,291,418
Huntsman International LLC, Gtd. Notes	Ba1	11.625%	10/15/10	5,301	5,698,575
Ineos Group Holdings PLC, Notes United Kingdom)(j)	B2	8.50%	02/15/16	1,700	1,661,750
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	6,555	6,997,463
Lyondell Chemical Co., Gtd. Notes(b)	B1	6.875%	06/15/17	4,500	4,342,500
Lyondell Chemical Co., Gtd. Notes(b)	B1	8.25%	09/15/16	3,375	3,526,875
Lyondell Chemical Co., Gtd. Notes	Ba2	10.50%	06/01/13	4,050	4,374,000
Momentive Performance Materials , Sr. Notes(j)	B3	9.75%	12/01/14	6,200	6,262,000
Momentive Performance Materials, Inc., Sr. Sub. Notes(b)(j)	Caa2	11.50%	12/01/16	1,625	1,641,250
Mosaic Co., Sr. Notes(j)	B1	7.375%	12/01/14	2,375	2,398,750
Mosaic Co., Sr. Notes(j)	B1	7.625%	12/01/16	2,375	2,428,438
Nalco Co., Sr. Notes(b)	B1	7.75%	11/15/11	4,780	4,815,850
Nalco Co., Sr. Sub. Notes(b)	B3	8.875%	11/15/13	1,720	1,784,500

					55,445,048

Consumer — 3.2%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75%	01/15/15	4,870	5,210,900
Mac-Gray Corp., Sr. Notes	B2	7.625%	08/15/15	2,950	2,964,750
Playtex Products, Inc., Gtd. Notes(b)	Caa1	9.375%	06/01/11	7,010	7,202,775
Playtex Products, Inc., Sec’d Notes(b)	Ba3	8.00%	03/01/11	315	324,450
Realogy Corp., Sr. Notes(b)(j)	Caa1	10.50%	04/15/14	1,950	1,857,375
Realogy Corp., Sr. Notes, PIK(b)(j)	Caa1	11.00%	04/15/14	3,000	2,827,500
Realogy Corp., Sr. Sub. Notes(j)	Caa2	12.375%	04/15/15	22,950	20,941,875
Service Corp. International, Debs.	B1	7.875%	02/01/13	2,000	2,037,378
Service Corp. International, Sr. Notes	B1	6.75%	04/01/16	1,600	1,516,000
Service Corp. International, Sr. Notes	B1	7.00%	06/15/17	2,100	2,000,250
Stewart Enterprises, Inc., Sr. Notes(b)	Ba3	6.25%	02/15/13	3,450	3,320,625
Travelport LLC, Gtd. Notes(b)	Caa1	11.875%	09/01/16	2,240	2,472,400
West Corp., Sr. Sub. Notes(b)	Caa1	11.00%	10/15/16	1,520	1,588,400

					54,264,678

Electric — 7.3%
AES Corp., Sec’d. Notes(j)	Ba3	8.75%	05/15/13	5,695	6,008,225
AES Corp., Sec’d. Notes(j)	Ba3	9.00%	05/15/15	1,625	1,720,469
AES Corp., Sr. Notes(b)	B1	9.375%	09/15/10	6,700	7,127,125
AES Corp., Sr. Notes	B1	9.50%	06/01/09	1,325	1,384,625
AES Eastern Energy LP, Pass-thru-Certs.,
Ser. 99-A	Ba1	9.00%	01/02/17	2,836	3,161,940
Ser. 99-B	Ba1	9.67%	01/02/29	2,000	2,494,060
Aquila, Inc., Sr. Notes	Ba3	9.95%	02/01/11	204	220,002
CMS Energy Corp., Sr. Notes	Ba1	7.50%	01/15/09	3,290	3,381,988
CMS Energy Corp., Sr. Notes	Ba1	8.50%	04/15/11	1,310	1,393,341
CMS Energy Corp., Sr. Notes(b)	Ba1	9.875%	10/15/07	4,725	4,768,919
Dynegy Holdings, Inc., Debs.	B2	7.125%	05/15/18	675	600,750
Dynegy Holdings, Inc., Sr. Notes	B2	6.875%	04/01/11	528	518,760
Dynegy Holdings, Inc., Sr. Notes(b)(j)	B2	7.50%	06/01/15	3,575	3,364,969
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(b)	B2	8.375%	05/01/16	5,370	5,249,175
Edison Mission Energy, Sr. Notes(b)(j)	B1	7.00%	05/15/17	7,500	7,068,750
Edison Mission Energy, Sr. Notes(j)	B1	7.625%	05/15/27	855	807,975
Edison Mission Energy, Sr. Unsec’d. Notes(b)	B1	7.75%	06/15/16	3,750	3,731,250
Empresa Nacional de Electricidad S.A., Notes (Chile)(b)	Baa3	8.625%	08/01/15	4,700	5,403,689
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,422	1,507,188
Midwest Generation LLC, Pass-thru Certs., Ser. A(g)	Ba2	8.30%	07/02/09	3,535	3,606,208
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba2	8.56%	01/02/16	1,102	1,174,939
Mirant Americas Generation LLC, Sr. Notes	Caa1	8.30%	05/01/11	6,225	6,427,313
Mirant Corp., Sr. Notes(c)(f)(j)	NR	7.40%	07/15/04	1,825	118,625
Mirant North America LLC, Sr. Notes	B2	7.375%	12/31/13	3,350	3,425,375
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Ba1	8.25%	06/01/11	1,675	1,812,442
NRG Energy, Bank Loan(f)	Ba1	7.11%	02/01/13	5,643	5,613,893
NRG Energy, Bank Loan(f)	Ba1	7.11%	02/01/13	2,343	2,330,605

SEE NOTES TO FINANCIAL STATEMENTS.

A97

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (cont’d.)
NRG Energy, Bank Loan(f)	B2	7.86%	06/08/14	$1,802	$1,785,437
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	11,000	11,027,500
NRG Energy, Inc., Gtd. Notes(b)	B1	7.375%	01/15/17	4,300	4,316,125
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,355	6,051,150
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba2	9.237%	07/02/17	1,684	1,852,825
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba2	9.681%	07/02/26	250	290,625
Reliant Energy, Inc., Sr. Notes(b)	B3	7.875%	06/15/17	5,050	4,911,125
Sierra Pacific Resources, Inc., Sr. Notes(b)	B1	8.625%	03/15/14	1,530	1,642,167
TECO Energy, Inc., Sr. Notes	Ba1	7.50%	06/15/10	3,800	3,953,121
TXU Corp., Sr. Notes, Ser. P	Ba1	5.55%	11/15/14	1,200	1,018,712
TXU Corp., Sr. Notes, Ser. Q	Ba1	6.50%	11/15/24	2,825	2,335,871
UtiliCorp Finance, Gtd., Notes (Canada)(b)	Ba3	7.75%	06/15/11	1,990	2,102,477

					125,709,735

Energy – Integrated — 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)(j)	Baa2	7.50%	07/18/16	3,000	3,093,000

Energy – Other — 3.7%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.50%	08/15/17	1,275	1,208,063
Chesapeake Energy Corp., Gtd. Notes(b)	Ba2	7.75%	01/15/15	3,054	3,107,445
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	3,950	3,767,313
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00%	08/15/14	2,350	2,332,375
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14	1,000	1,012,500
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%	05/15/17	1,200	1,215,000
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)(b)	Ba3	7.50%	05/15/15	780	780,000
Forrest Oil Corp., Sr. Notes(b)(j)	B1	7.25%	06/15/19	4,000	3,880,000
Forest Oil Corp., Sr. Notes	B1	8.00%	06/15/08	440	445,500
Hanover Equipment Trust, Sec’d. Notes, Ser. A	Ba3	8.50%	09/01/08	2,053	2,042,735
Hanover Equipment Trust, Sec’d. Notes, Ser. B(b)	Ba3	8.75%	09/01/11	3,445	3,539,738
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	09/01/14	675	651,375
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	7,100	6,833,749
OPTI Canada, Inc., Gtd. Notes(j)	B1	8.25%	12/15/14	4,075	4,136,125
Parker Drilling Co., Sr. Notes	B2	9.625%	10/01/13	4,030	4,302,024
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	4,975	5,261,062
Petroplus Finance Ltd., Gtd. Notes (Bermuda)(j)	B1	7.00%	05/01/17	1,675	1,612,188
Petroplus Finance Ltd., Gtd. Notes (Bermuda)(j)	B1	6.75%	05/01/14	2,850	2,743,125
Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875%	07/15/16	930	835,793
Pioneer Natural Resources Co., Sr. Unsec’d Notes	Ba1	6.65%	03/15/17	5,500	5,204,660
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17	1,000	947,500
Pogo Producing Co., Sr. Sub. Notes(b)	B1	6.875%	10/01/17	1,092	1,083,810
Pogo Producing Co., Sr. Unsec’d. Notes	B1	6.625%	03/15/15	1,825	1,806,750
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14	1,525	1,528,813
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	55	54,588
Tesoro Corp., Gtd. Notes	Ba1	6.625%	11/01/15	1,175	1,163,250
Tesoro Corp., Sr. Notes(j)	Ba1	6.50%	06/01/17	2,150	2,101,625

					63,597,106

Foods — 2.8%
Ahold Finance USA, Inc., Gtd. Notes(b)	Ba1	6.875%	05/01/29	1,780	1,833,243
Ahold Finance USA, Inc., Notes(b)	Ba1	8.25%	07/15/10	1,120	1,196,000
Alberton’s LLC, Debs.(b)	B1	7.45%	08/01/29	3,775	3,681,867
Alberton’s LLC, Debs.	B1	8.70%	05/01/30	2,050	2,251,197
Albertson’s LLC, Sr. Notes	B1	7.50%	02/15/11	1,900	1,968,104
Aramark Corp., Sr. Notes(b)(j)	B3	8.50%	02/01/15	9,500	9,666,249
Carrols Corp., Gtd. Notes	Caa1	9.00%	01/15/13	500	492,500
Dean Foods Co., Gtd. Notes(b)	B1	7.00%	06/01/16	910	869,050
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,830	2,921,975
Delhaize America, Inc., Gtd. Notes	Baa3	8.125%	04/15/11	7	7,607
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25%	06/15/10	1,757	1,695,505

SEE NOTES TO FINANCIAL STATEMENTS.

A98

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (cont’d.)
Dole Food Co., Inc., Sr. Notes(b)	Caa1	8.625%	05/01/09	$823	$820,943
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50%	08/01/11	4,284	4,455,360
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%	02/01/12	1,590	1,637,700
Pilgrim’s Pride Corp., Gtd. Notes	B1	9.625%	09/15/11	2,125	2,207,344
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes	B1	7.625%	05/01/15	450	448,875
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00%	10/15/09	2,040	2,101,200
Stater Brothers Holdings, Inc., Sr. Notes	B2	8.125%	06/15/12	2,890	2,911,675
Stater Brothers Holdings, Sr. Notes(b)(j)	B2	7.75%	04/15/15	3,500	3,508,750
Supervalu, Inc., Sr. Notes	B1	7.50%	11/15/14	3,375	3,459,375

					48,134,519

Gaming — 5.5%
Boyd Gaming Corp., Sr. Sub. Notes(b)	Ba3	6.75%	04/15/14	3,559	3,487,820
Caesars Entertainment Corp., Sr. Sub. Notes(b)	Ba1	8.125%	05/15/11	4,430	4,623,813
CCM Merger, Inc., Notes(b)(j)	B3	8.00%	08/01/13	9,940	9,890,299
Fontainebleau Las Vegas Holdings LLC, Mortgage Backed(b)(j)	Caa1	10.25%	06/15/15	6,750	6,648,750
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	5.50%	07/01/10	1,200	1,162,500
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	5.625%	06/01/15	7,350	5,990,250
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	6.50%	06/01/16	775	647,125
Isle of Capri Casinos, Inc., Gtd. Notes	B3	9.00%	03/15/12	2,530	2,637,525
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B3	7.00%	03/01/14	750	709,688
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	845	870,350
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%	02/15/10	581	612,955
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	7,965	7,895,305
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875%	04/01/16	5,000	4,600,000
MGM Mirage, Inc., Gtd. Notes	Ba2	7.50%	06/01/16	6,000	5,692,500
MGM Mirage, Inc., Gtd Notes	Ba2	7.625%	01/15/17	2,225	2,116,531
MGM Mirage, Inc., Gtd. Notes(b)	B1	8.375%	02/01/11	6,717	6,868,133
MGM Mirage, Inc., Sr. Notes	Ba2	5.875%	02/27/14	2,750	2,488,750
Mohegan Tribal Gaming Authority, Sr. Notes(b)	Baa3	6.125%	02/15/13	3,750	3,637,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	8.00%	04/01/12	2,845	2,937,463
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(f)	Ba2	8.375%	07/01/11	400	411,168
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75%	11/01/11	1,000	1,050,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25%	05/01/12	5,375	5,448,906
Shingle Springs Tribal Gaming Authority, Sr. Notes (cost $3,919,054; purchased 6/22/07-6/26/07)(b)(j)(l)	B3	9.375%	06/15/15	3,900	3,934,125
Station Casinos, Inc., Sr. Notes	Ba2	6.00%	04/01/12	4,760	4,474,400
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	1,500	1,327,500
Station Casinos, Inc., Sr. Unsec’d. Notes(b)	Ba2	7.75%	08/15/16	2,000	1,980,000
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50%	06/01/15	1,835	1,821,238

					93,964,594

Healthcare & Pharmaceutical — 8.1%
Accellent, Inc., Gtd. Notes	Caa2	10.50%	12/01/13	13,063	12,965,028
Advanced Medical Optics, Inc.(j)	B1	7.50%	05/01/17	1,985	1,875,825
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25%	12/15/12	2,775	2,691,750
Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50%	12/15/23	600	517,689
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70%	02/10/10	1,800	1,877,854
Columbia/HCA Healthcare Corp., MTN	Caa1	9.00%	12/15/14	4,365	4,438,834
Community Health Systems, Bank Loan(f)	Ba3	7.61%	06/28/14	433	433,575
Community Health Systems, Bank Loan(f)	Ba3	7.61%	06/28/14	6,567	6,574,083
Community Health Systems, Inc., Sr. Notes(j)	B3	8.875%	07/15/15	10,100	10,238,875
Davita, Inc.(j)	B1	6.625%	03/15/13	1,400	1,366,750
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	9.36%	11/15/11	1,020	1,025,100
Elan Finance PLC, Sr. Unsec’d. (Ireland)	B3	8.875%	12/01/13	4,500	4,702,500
Fisher Scientific International, Inc., Sr. Sub. Notes	Baa3	6.125%	07/01/15	3,000	2,945,730
Hanger Orthopedic Group, Inc., Sr. Notes(b)	Caa1	10.25%	06/01/14	3,500	3,762,500
HCA, Inc., Bank Loan(f)	Ba3	7.61%	11/14/13	9,975	10,009,294

SEE NOTES TO FINANCIAL STATEMENTS.

A99

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Healthcare & Pharmaceutical (cont’d.)
HCA, Inc., Sec’d. Notes, PIK(b)(j)	B2	9.625%	11/15/16	$15,100	$16,232,499
HCA, Inc., Sec’d. Notes(j)	B2	9.25%	11/15/16	1,300	1,384,500
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.75%	09/01/10	2,200	2,296,250
Medco Health Solutions, Inc., Sr. Notes	Baa3	7.25%	08/15/13	455	478,770
MedQuest, Inc., Gtd. Notes, Ser. B(b)	Caa1	11.875%	08/15/12	540	434,700
Mylan Laboratories, Inc., Notes	Ba1	6.375%	08/15/15	1,700	1,751,000
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	04/01/14	500	497,500
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125%	06/01/13	2,500	2,328,125
PTS Acquisition Corp., Bank Loan(f)	Ba3	7.60%	04/05/14	7,000	6,975,941
PTS Acquisition Corp., Sr. Notes, PIK(j)(b)	Caa1	9.50%	04/15/15	4,000	3,930,000
Res-Care, Inc., Sr. Notes	B1	7.75%	10/15/13	4,800	4,920,000
Select Medical Corp., Gtd. Notes(b)	B3	7.625%	02/01/15	1,925	1,722,875
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	3,300	3,415,500
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	3,730	3,991,100
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00%	01/15/14	5,657	6,250,985
Surgical Care Affiliates, Inc., Sr. Sub. Notes(j)	Caa1	10.00%	07/15/17	2,500	2,487,500
Tenet Healthcare Corp., Sr. Notes	Caa1	9.25%	02/01/15	2,710	2,574,500
Triad Hospitals, Inc., Sr. Sub. Notes(b)	B2	7.00%	11/15/13	40	42,048
Ventas Realty LP, Gtd. Notes	Ba2	7.125%	06/01/15	1,550	1,561,625
Ventas Realty LP, Gtd. Notes	Ba2	8.75%	05/01/09	1,400	1,464,750
Ventas Realty LP, Gtd. Notes	Ba2	9.00%	05/01/12	3,648	3,985,440
Viant Holdings, Inc., Gtd Notes(j)	Caa1	10.125%	07/15/17	1,459	1,466,295
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%	02/01/15	3,120	3,205,800

					138,823,090

Healthcare Insurance — 0.1%
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	1,000	997,720

Lodging — 1.7%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%	06/01/11	6,275	6,596,593
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	2,000	2,027,500
Hilton Hotels Corp., Sr. Notes(b)	Ba1	7.50%	12/15/17	450	450,563
Host Marriott LP, Sr. Notes	Ba1	6.75%	06/01/16	4,600	4,507,999
Host Marriott LP, Sr. Notes(b)	BB(g)	6.875%	11/01/14	925	914,594
Host Marriott LP, Sr. Notes(b)	Ba1	7.125%	11/01/13	3,890	3,885,138
Host Marriott LP, Sr. Notes, Ser. M	Ba1	7.00%	08/15/12	8,150	8,160,187
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	6.875%	12/01/13	1,300	1,299,553
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%	02/02/11	1,150	1,242,388

					29,084,515

Media & Entertainment — 8.0%
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%	02/01/16	2,465	2,723,825
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625%	08/15/12	2,125	2,215,313
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B2	8.00%	03/01/14	675	661,500
Cinemark, Inc., Sr. Disc. Notes(b)(k)	B3	9.75%	03/15/14	3,050	2,775,500
Clear Channel Communications, Inc., Debs.	Baa3	6.875%	06/15/18	625	548,872
Clear Channel Communications, Inc., Sr. Notes(b)	Baa3	5.50%	09/15/14	3,025	2,585,056
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.75%	01/15/13	4,725	4,254,381
Dex Media East LLC, Gtd. Notes	B2	12.125%	11/15/12	7,298	7,854,472
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875%	08/15/13	7,725	8,265,749
Dex Media, Inc., Notes	B3	8.00%	11/15/13	2,825	2,867,375
DirecTV Holdings LLC, Gtd. Notes(b)	Ba3	6.375%	06/15/15	3,159	2,969,460
DirecTVHoldings LLC, Sr. Notes	Ba3	8.375%	03/15/13	425	444,656
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	4,675	4,464,625
Echostar DBS Corp., Gtd. Notes(b)	Ba3	7.00%	10/01/13	1,075	1,058,875
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	8,050	7,868,874
Idearc, Inc., Sr. Notes	B2	8.00%	11/15/16	5,115	5,166,150
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	B2	9.25%	06/15/16	2,475	2,629,688
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	Caa1	11.25%	06/15/16	10,335	11,575,199

SEE NOTES TO FINANCIAL STATEMENTS.

A100

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Media & Entertainment (cont’d.)
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	5.25%	11/01/08	$1,500	$1,477,500
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	7,610	7,724,150
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%	04/01/14	2,375	1,977,188
Medianews Group, Inc., Sr. Sub. Notes(b)	B2	6.875%	10/01/13	1,375	1,182,500
Morris Publishing Group LLC, Gtd. Notes	B1	7.00%	08/01/13	1,050	918,750
Nielsen Finance LLC, Sr. Notes(j)	Caa1	10.00%	08/01/14	2,375	2,511,563
PRIMEDIA, Inc., Sr. Notes	B2	8.875%	05/15/11	2,000	2,060,000
PRIMEDIA, Inc., Sr. Notes(h)	B2	10.735%	05/15/10	2,145	2,212,031
Quebecor Media, Inc., Sr. Notes (Canada)(b)	B2	7.75%	03/15/16	2,930	2,973,950
Quebecor World Capital Corp., Sr. Notes (Canada)(b)(j)	B2	8.75%	03/15/16	1,615	1,590,775
Quebecor World Capital Corp., Sr. Notes (Canada)(b)(j)	B2	9.75%	01/15/15	1,900	1,923,750
R.H. Donnelley Finance Corp I., Gtd. Notes (cost $2,995,000: purchased 11/26/02)(j)(l)	B2	10.875%	12/15/12	2,995	3,193,419
R.H. Donnelley, Inc., Gtd. Notes	B2	10.875%	12/15/12	800	853,000
Radio One, Inc., Gtd. Notes, Ser. B(b)	B1	8.875%	07/01/11	3,400	3,489,250
Rainbow National Services LLC, Sr. Notes(j)	B2	8.75%	09/01/12	2,000	2,080,000
Rainbow National Services LLC, Sr. Sub. Debs.(j)	B3	10.375%	09/01/14	325	356,688
RH Donnelley Corp., Sr. Disc. Notes, Ser. A-1(b)	B3	6.875%	01/15/13	1,300	1,231,750
RH Donnelley Corp., Sr. Disc. Notes, Ser. A-2(b)	B3	6.875%	01/15/13	7,700	7,295,750
RH Donnelly Corp., Sr. Notes, Series A-3	B3	8.875%	01/15/16	1,310	1,362,400
Sinclair Broadcast Group, Inc., Gtd. Notes	B1	8.00%	03/15/12	25	25,750
Six Flags, Inc., Sr. Notes	Caa1	9.625%	06/01/14	175	162,313
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,141,125
Univision Communications, Inc., Bank Loan(f)	Ba3	7.605%	09/16/14	3,758	3,702,013
Univision Communications, Inc., Bank Loan(f)	Ba3	7.61%	09/16/14	242	237,987
Univision Communications, Inc., Sr. Notes, PIK(b)(j)	B3	9.75%	03/15/15	7,680	7,584,000
Vertis, Inc., Sec’d. Notes	B1	9.75%	04/01/09	3,765	3,821,475

					137,018,647

Metals — 4.4%
AK Steel Corp., Gtd. Notes(b)	B2	7.75%	06/15/12	2,142	2,142,000
AK Steel Corp., Gtd. Notes	B2	7.875%	02/15/09	238	237,405
Aleris International, Inc., Sr. Notes, PIK(j)(b)	B3	9.00%	12/15/14	3,000	3,026,250
Aleris International, Inc., Sr. Sub. Notes(j)	Caa1	10.00%	12/15/16	2,100	2,084,250
Arch Western Finance LLC, Sr. Notes(b)	B1	6.75%	07/01/13	3,085	2,961,600
Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	6,952	7,012,830
Chaparral Steel Co., Gtd. Notes	B1	10.00%	07/15/13	5,000	5,456,250
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)(j)	BB(g)	10.75%	09/12/08	4,945	5,192,250
FMG Finance Pty Ltd., Sec’d. Notes (Australia) (cost $3,816,655; purchased 04/23/07-05/22/07)(j)(l)	Ba3	10.625%	09/01/16	3,200	3,808,000
Freeport-McMoRan Copper & Gold, Inc.(b)	Ba3	8.375%	04/01/17	6,925	7,392,438
Gerdau AmeriSteel Corp., Sr. Notes(b)	Ba2	10.375%	07/15/11	4,225	4,457,375
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3	9.75%	04/01/14	4,771	5,287,823
Massey Energy Co., Sr. Notes	B2	6.625%	11/15/10	250	246,250
Metals USA, Inc., Sec’d. Notes	B3	11.125%	12/01/15	9,575	10,436,750
Novelis, Inc., Sr. Notes (Canada)	B3	7.25%	02/15/15	4,815	4,941,394
PNA Group, Inc., Sr. Notes(f)(j)	B3	10.75%	09/01/16	3,700	4,033,000
Ryerson Tull, Inc., Sr. Notes	B3	8.25%	12/15/11	2,485	2,497,425
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	3,550	3,811,056

					75,024,346

Non Captive Finance — 2.1%
General Motors Acceptance Corp., Notes	Ba1	6.75%	12/01/14	5,795	5,549,617
General Motors Acceptance Corp., Notes	Ba1	6.875%	09/15/11	8,750	8,606,973
General Motors Acceptance Corp., Notes(b)	Ba1	6.875%	08/28/12	17,700	17,298,616
GMAC LLC, Unsub. Notes	Ba1	6.625%	05/15/12	3,000	2,897,043
Residential Capital Corp., Sr. Unsec’d. Notes(b)	Baa3	6.375%	06/30/10	2,330	2,299,924

					36,652,173

SEE NOTES TO FINANCIAL STATEMENTS.

A101

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Packaging — 2.7%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	$1,875	$1,800,000
Berry Plastics Holding Corp., Sec’d. Notes(b)	B3	8.875%	09/15/14	4,075	4,125,938
Berry Plastics Holding Corp., Sec’d. Notes(b)(h)	B3	9.235%	09/15/14	2,025	2,045,250
Clondalkin Acquisition BV, Sec’d. Notes (Netherlands)(b)(h)(j)	Ba3	7.359%	12/15/13	2,700	2,693,250
Crown Americas LLC, Sr. Notes(b)	B1	7.625%	11/15/13	8,000	8,079,999
Exopack Holding Corp., Sr. Notes	B3	11.25%	02/01/14	2,675	2,822,125
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%	10/15/12	2,650	2,666,563
Graham Packaging Co., Inc., Sub. Notes(b)	Caa1	9.875%	10/15/14	3,025	3,059,031
Greif Brothers Corp., Gtd. Notes	Ba2	6.75%	02/01/17	3,175	3,103,563
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	7.75%	05/15/11	4,250	4,361,563
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	Ba2	8.75%	11/15/12	7,755	8,103,974
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%	11/15/13	2,825	2,761,438

					45,622,694

Paper — 3.2%
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	5.25%	06/20/08	1,617	1,584,660
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	8.55%	08/01/10	1,600	1,528,000
Bowater Canada Finance, Gtd. Notes (Canada)(b)	B3	7.95%	11/15/11	1,655	1,557,769
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	5,025	4,886,813
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625%	06/15/11	6,950	6,724,124
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75%	03/15/10	4,100	4,069,250
Domtar, Inc., Notes (Canada)	B2	5.375%	12/01/13	1,200	1,077,000
Domtar, Inc., Notes (Canada)	B2	7.875%	10/15/11	1,525	1,561,219
Georgia-Pacific, Corp., Gtd. Notes (cost $4,800,000; purchased 12/13/06)(b)(j)(l)	Ba3	7.125%	01/15/17	4,800	4,608,000
Georgia-Pacific Corp., Notes(b)	B2	8.125%	05/15/11	1,440	1,470,600
Glatfelter, Gtd. Notes	Ba1	7.125%	05/01/16	320	322,400
Graphic Packaging International Corp., Sr. Notes	B2	8.50%	08/15/11	3,920	4,008,200
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50%	08/15/13	4,625	4,804,219
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	375	322,969
NewPage Corp., Gtd. Notes	B2	10.00%	05/01/12	1,800	1,944,000
Norampac, Inc., Sr. Notes (Canada)(b)	Ba3	6.75%	06/01/13	3,480	3,319,050
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.00%	03/15/17	3,215	3,118,550
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375%	07/01/12	465	465,581
Stone Container Finance, Gtd. Notes.(b)	B3	7.375%	07/15/14	3,910	3,753,600
Verso Paper Holdings LLC, Sec’d. Notes(h)(j)	B2	9.106%	08/01/14	430	438,600
Verso Paper Holdings LLC, Sr. Sub. Notes(j)(b)	B3	11.375%	08/01/16	2,250	2,401,875

					53,966,479

Pipelines & Others — 2.6%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16	3,600	3,537,000
El Paso Corp., Sr. Notes(b)	Ba3	7.75%	01/15/32	1,200	1,208,772
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,113,313
Inergy LP, Sr. Notes	B1	6.875%	12/15/14	3,000	2,842,500
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	1,050	1,078,875
Kinder Morgan Finance Co., Notes(b)	BB-(g)	5.70%	01/05/16	2,200	2,027,689
Kinder Morgan Finance Co., Notes	Ba2	6.40%	01/05/36	3,825	3,380,229
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125%	06/15/14	1,975	2,043,375
Targa Resources, Inc., Gtd. Notes(j)	B3	8.50%	11/01/13	1,475	1,497,125
Williams Cos., Inc., Debs., Ser. A	Ba2	7.50%	01/15/31	2,075	2,147,625
Williams Cos., Inc., Notes(b)	Ba2	7.125%	09/01/11	4,475	4,586,875
Williams Cos., Inc., Notes	Ba2	7.75%	06/15/31	1,925	2,038,094
Williams Cos., Inc., Notes(b)	Ba2	7.875%	09/01/21	6,230	6,697,250
Williams Cos., Inc., Notes	Ba2	8.75%	03/15/32	1,025	1,186,438
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19	525	553,875
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/15/12	7,445	7,901,005

					43,840,040

SEE NOTES TO FINANCIAL STATEMENTS.

A102

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Railroads — 0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50%	06/15/09	$2,750	$2,729,375

Retailers — 1.4%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00%	03/15/14	1,100	1,111,000
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50%	12/15/13	2,475	2,493,563
GSC Holdings Corp., Gtd. Notes	Ba3	8.00%	10/01/12	1,195	1,248,775
Michaels Stores, Inc., Sr. Notes(b)(j)	B2	10.00%	11/01/14	4,325	4,433,125
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00%	10/15/15	1,990	2,129,300
Neiman-Marcus Group, Inc., Gtd. Notes(b)	B3	10.375%	10/15/15	1,020	1,122,000
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	3,025	2,949,375
Rite Aid Corp., Sec’d. Notes	B3	8.125%	05/01/10	5,595	5,657,943
Susser Holdings LLC, Gtd. Notes	B2	10.625%	12/15/13	3,000	3,255,000

					24,400,081

Structure Notes — 0.2%
TRAINS, Sec.d Notes(b)(j)	B1	7.548%	05/01/16	3,520	3,459,210

Technology — 4.1%
Amkor Technology, Inc., Sr. Notes	B1	7.125%	03/15/11	800	776,000
Ampex Corp., Sec’d. Notes, PIK(f)	NR	12.00%	08/15/08	757	568,089
Avago Technologies, Sr. Notes (Singapore)	B2	10.125%	12/01/13	5,260	5,601,900
Avago Technologies, Sr. Sub. Notes (Singapore)(b)	Caa1	11.875%	12/01/15	1,360	1,519,800
Flextronics International Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.25%	11/15/14	200	182,000
Flextronics International Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	1,990	1,875,575
Freescale Semiconductor, Inc., Sr. Notes(b)(j)	B1	8.875%	12/15/14	4,425	4,225,875
Freescale Semiconductor, Inc., Sr. Notes, PIK(b)(j)	B1	9.125%	12/15/14	20,300	19,081,999
Freescale Semiconductor, Inc., Sr. Sub. Notes(b)(j)	B2	10.125%	12/15/16	1,865	1,753,100
Iron Mountain, Inc., Gtd. Notes(b)	B3	8.625%	04/01/13	5,725	5,739,313
Nortel Networks Corp., Gtd. Notes (Canada)	B3	4.25%	09/01/08	2,175	2,145,094
Nortel Networks Ltd., Gtd. Notes (Canada)(j)	B3	10.125%	07/15/13	1,200	1,287,000
NXP BV, Gtd. Notes (Netherlands)(b)	B2	9.50%	10/15/15	3,175	3,127,375
NXP BV, Sec’d. Notes (Netherlands)	Ba2	7.875%	10/15/14	2,535	2,496,975
Open Solutions, Inc., Sr. Sub. Notes(j)	Caa1	9.75%	02/01/15	2,600	2,626,000
Sensata Technologies BV, Sr. Notes (Netherlands)	Caa1	8.00%	05/01/14	5,600	5,404,000
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375%	03/15/16	5,840	6,292,600
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75%	11/15/11	1,810	1,823,575
Unisys Corp., Sr. Notes(b)	B2	6.875%	03/15/10	195	189,881
Unisys Corp., Sr. Notes	B2	8.00%	10/15/12	465	452,213
Xerox Corp., Gtd. Notes	Baa3	9.75%	01/15/09	590	624,118
Xerox Corp., Sr. Notes	Baa3	6.875%	08/15/11	1,350	1,400,702
Xerox Corp., Sr. Unsec’d. Notes	Baa3	6.40%	03/15/16	1,525	1,534,403

					70,727,587

Telecommunications — 6.6%
Alltel Corp., Sr. Notes	A2	7.00%	07/01/12	525	496,957
Alltel Corp., Sr. Notes	A2	7.875%	07/01/32	1,800	1,524,883
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	08/01/11	165	172,838
Centennial Cellullar Operating Co., Gtd. Notes	B2	10.125%	06/15/13	300	321,750
Centennial Communications Corp., Sr. Notes(b)	Caa1	10.00%	01/01/13	1,675	1,796,438
Cincinnati Bell, Inc., Gtd. Notes(b)	Ba3	7.25%	07/15/13	1,275	1,306,875
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B2	8.375%	01/15/14	1,665	1,681,650
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	2,475	2,673,000
Citizens Communications Co., Sr. Notes(b)	Ba2	6.25%	01/15/13	4,400	4,218,500
Citizens Communications Co., Sr. Notes	Ba2	9.00%	08/15/31	1,710	1,761,300
Cricket Communications, Inc., Gtd. Notes	Caa1	9.375%	11/01/14	3,525	3,639,563
Cricket Communications, Inc., Gtd. Notes(b)(j)	Caa1	9.375%	11/01/14	3,700	3,820,250
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375%	11/01/11	1,400	1,463,000
Dobson Communications Corp., Sr. Notes(h)	Caa1	9.606%	10/15/12	975	994,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(h)	Caa1	10.86%	05/01/13	3,350	3,417,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	Caa1	12.50%	05/01/15	2,075	2,355,125

SEE NOTES TO FINANCIAL STATEMENTS.

A103

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (cont’d.)
Level 3 Financing, Inc., Gtd. Notes(b)(j)	B3	8.75%	02/15/17	$3,750	$3,707,813
Level 3 Financing, Inc., Sr. Notes	B3	9.25%	11/01/14	1,900	1,919,000
Level 3 Financing, Inc., Sr. Notes	B3	12.25%	03/15/13	10,950	12,565,124
MetroPCS Wireless, Inc., Sr. Notes(b)(j)	Caa1	9.25%	11/01/14	3,850	3,975,125
Nextel Partners, Inc., Sr. Notes	BBB(g)	8.125%	07/01/11	5,875	6,127,795
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark)(j)	B2	8.875%	05/01/16	4,950	5,247,000
PAETEC Holding Corp., Sr. Notes(j)	Caa1	9.50%	07/15/15	3,075	3,117,281
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	Ba3	7.50%	02/15/14	7,900	7,998,750
Qwest Corp., Debs.(b)	Ba1	6.875%	09/15/33	1,030	965,625
Qwest Corp., Debs.	Ba1	7.50%	06/15/23	500	500,000
Qwest Corp., Notes	Ba1	8.875%	03/15/12	2,375	2,559,063
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	9,835	10,154,637
Qwest Corp., Sr. Notes(b)	Ba1	7.875%	09/01/11	7,710	8,037,674
Qwest Corp., Sr. Unsec’d. Notes(b)	Ba1	7.50%	10/01/14	3,900	3,997,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Baa3	9.625%	05/01/11	1,300	1,462,884
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	Ba1	8.00%	12/15/12	425	452,218
Rural Cellular Corp., Sr. Notes	B3	9.875%	02/01/10	20	20,900
Time Warner Telecom Holdings, Inc., Gtd. Notes(b)	B3	9.25%	02/15/14	2,075	2,199,500
Windstream Corp., Sr. Notes	Ba3	8.625%	08/01/16	5,950	6,292,125

					112,943,643

Tobacco — 0.4%
Reynolds American, Inc., Bonds	Ba1	6.75%	06/15/17	2,550	2,572,721
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes(b)	Ba1	6.50%	07/15/10	1,260	1,280,897
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba1	7.625%	06/01/16	3,400	3,599,889

					7,453,507

TOTAL CORPORATE BONDS (cost $1,557,243,068)					1,572,156,170

FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Federal Republic of Argentina, Bonds(h)	B3	5.475%	08/03/12	2,685	2,551,511
Federal Republic of Argentina, Bonds	B+(g)	7.00%	10/03/15	4,450	3,919,955
Federal Republic of Brazil, Notes	Ba2	8.75%	02/04/25	3,350	4,145,625
Federal Republic of Brazil, Unsub. Notes	Ba2	10.00%	08/07/11	1,920	2,206,080
Federal Republic of Colombia, Notes	Ba2	10.00%	01/23/12	3,352	3,863,180
Federal Republic of Peru, Bonds	Ba3	8.375%	05/03/16	3,330	3,871,125
Federal Republic of Philippines, Bonds	B1	9.375%	01/18/17	5,015	6,030,538

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $23,984,317)					26,588,014

COMMON STOCKS — 0.2%				Shares
Cable
Adelphia Recovery Trust(a)(f)				500,000	500
Classic Communications, Inc.(a)(f)				6,000	60

					560

Capital Goods
Trism, Inc.(a)(f)				82,628	826

Electric
York Research Corp.(a)(f)				4,155	4

Media
Virgin Media, Inc.(b)				8,521	207,657

Retail
Stage Stores, Inc.				100	2,096

Technology — 0.2%
Xerox Corp.(a)(b)				137,561	2,542,127

Telecommunications
Netia SA (Poland)(a)				238,168	378,762

TOTAL COMMON STOCKS (cost $2,205,560)					3,132,032

SEE NOTES TO FINANCIAL STATEMENTS.

A104

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)		Shares	Value (Note 2)

PREFERRED STOCK
Building Materials & Construction
New Millennium Homes LLC(a)(f)		3,000	$1,140

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)		5,000	5
PTV, Inc., Ser. A, 10.00%		13	69

			74

TOTAL PREFERRED STOCK (cost $4,765)			1,214

WARRANTS(a)(f)	Expiration Date	Units
Cable
TVN Entertainment (cost $1,215,008; purchased 3/30/01-3/15/04)(l)	8/21/11	9,347	5,421

Chemicals
Sterling Chemical Holdings, Inc.	8/15/08	560	1

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc.(j)	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
Allegiance Telecommunications, Inc.	2/03/08	3,800	4
GT Group Telecommunications, Inc. (cost $0; purchased 1/27/00)(Canada)(j)(l)	2/01/10	3,050	3
Price Communications Corp.	8/01/07	6,880	421,406
Verado Holdings, Inc., Ser. B	4/15/08	1,175	650
Versatel Telecommunications	5/15/08	2,000	2

			422,065

TOTAL WARRANTS (cost $4,213,592)			427,678

TOTAL LONG-TERM INVESTMENTS (cost $1,587,651,302)			1,602,305,108

SHORT-TERM INVESTMENTS — 27.7%		Shares
AFFILIATED MUTUAL FUND
Dryden Core Investment Fund — Short-Term Bond Series(e)		8,013,386	80,133,856
Dryden Core Investment Fund — Taxable Money Market Series (cost $393,703,297 includes $347,277,539 of cash collateral received for securities lending)(Note 4)(d)(e)		393,703,297	393,703,297

TOTAL SHORT-TERM INVESTMENTS (cost $473,866,300)			473,837,153

TOTAL INVESTMENTS(m) — 121.3% (cost $2,061,517,602)			2,076,142,261
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (21.3%)			(364,633,784)

NET ASSETS — 100.0%			$1,711,508,477

SEE NOTES TO FINANCIAL STATEMENTS.

A105

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $337,866,614; cash collateral of $347,277,539 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Short-Term Bond Series and the Dryden Core Investment Fund — Taxable Money Market Series.

(f)	Indicates a security that has been deemed illiquid.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(i)	Amount is actual; not rounded to thousands.

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.

(l)	Indicates a restricted security; the aggregate cost of such securities is $18,062,021. The aggregate value of $16,898,077 is approximately 0.99% of net assets.

(m)	As of June 30, 2007, 9 securities representing $575,405 and 0.03% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation on credit default swaps as follows:

Credit default swaps agreement outstanding at June 30, 2007:

Counterparty(1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Merrill Lynch Capital Services	9/20/2009	$2,000	4.65%	General Motors Corp. 7.125%, 7/15/13	$81,910
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20%	Lear Corp., 8.11%, 5/15/09	106,206

					$188,116

(1)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Mutual Funds (including 20.3% of collateral received for securities on loan)	27.7%
Healthcare & Pharmaceutical	8.1
Media & Entertainment	8.0
Electric	7.3
Telecommunications	6.6
Capital Goods	5.8
Gaming	5.5
Automotive	5.0
Cable	4.7
Metals	4.4
Technology	4.1
Energy — Other	3.7
Chemicals	3.2
Consumer	3.2
Paper	3.2
Foods	2.8
Packaging	2.7
Pipelines & Other	2.6
Aerospace/Defense	2.5
Non Captive Finance	2.1
Lodging	1.7
Foreign Government Obligations	1.5
Retailers	1.4
Building Materials & Construction	1.3
Banking	0.7
Airlines	0.4
Tobacco	0.4
Energy – Integrated	0.2
Railroads	0.2
Structure Notes	0.2
Healthcare Insurance	0.1

121.3
Liabilities in excess of other assets	(21.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A107

HIGH YIELD BOND PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $337,866,614:
Unaffiliated investments (cost $1,587,651,302)	$1,602,305,108
Affiliated investments (cost $473,866,300)	473,837,153
Cash	386,448
Foreign currency, at value (cost $1,233,922)	1,406,902
Dividends and interest receivable	31,793,171
Receivable for investments sold	2,812,299
Unrealized appreciation on swaps	188,116
Prepaid expenses	36,125
Receivable for Series shares sold	4,906

Total Assets	2,112,770,228

LIABILITIES
Collateral for securities on loan	347,277,539
Payable for investments purchased	52,851,657
Management fee payable	781,034
Accrued expenses and other liabilities	180,672
Payable for Series shares repurchased	165,612
Deferred trustees’ fees	4,767
Transfer agent fee payable	470

Total Liabilities	401,261,751

NET ASSETS	$1,711,508,477

Net assets were comprised of:
Paid-in capital	$1,942,511,605
Retained earnings	(231,003,128)

Net assets, June 30, 2007	$1,711,508,477

Net asset value and redemption price per share, $1,711,508,477 / 323,069,251 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$5.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$63,948,912
Affiliated dividend income	3,078,793
Affiliated income from securities loaned, net	239,505
Unaffiliated dividend income	1,376

Total income	67,268,586

EXPENSES
Management fee	4,724,496
Custodian’s fees and expenses	106,000
Shareholders’ reports	72,000
Trustees’ fees	15,000
Audit fee	11,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,200
Miscellaneous	4,580

Total expenses	4,944,276

NET INVESTMENT INCOME	62,324,310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	9,174,442
Swaps	100,100
Foreign currency transactions	9
Futures transactions	(12)

9,274,539

Net change in unrealized appreciation (depreciation) on:
Investments	(25,276,610)
Swaps	(1,128)
Foreign currencies	37,473

(25,240,265)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(15,965,726)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,358,584

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$62,324,310	$121,654,591
Net realized gain (loss) on investments, swaps and foreign currency transactions	9,274,539	4,434,124
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,240,265)	35,353,214

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,358,584	161,441,929

DISTRIBUTIONS	(56,533,408)	(129,163,904)

SERIES SHARE TRANSACTIONS:
Series shares sold ( 2,472,325, and 6,501,981 shares, respectively)	13,358,994	34,504,776
Series shares issued in reinvestment of distributions ( 10,560,467 and 24,614,532 shares, respectively)	56,533,408	129,163,904
Series shares repurchased ( 12,806,375 and 20,932,126 shares, respectively)	(69,275,325)	(110,629,621)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	617,077	53,039,059

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,557,747)	85,317,084
NET ASSETS:
Beginning of period	1,721,066,224	1,635,749,140

End of period	$1,711,508,477	$1,721,066,224

SEE NOTES TO FINANCIAL STATEMENTS.

A108

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 4.3%
Boeing Co.	465,600	$44,772,096
United Technologies Corp.	603,300	42,792,069

		87,564,165

Beverages — 2.1%
PepsiCo, Inc.	676,200	43,851,570

Biotechnology — 5.5%
Genentech, Inc.(a)	565,100	42,755,466
Gilead Sciences, Inc.(a)(b)	1,816,600	70,429,582

		113,185,048

Capital Markets — 6.1%
Charles Schwab Corp. (The)	1,349,100	27,683,532
Goldman Sachs Group, Inc. (The)	196,000	42,483,000
Lazard Ltd. (Class “A” Stock)(b)	372,300	16,764,669
UBS AG	640,900	38,460,409

		125,391,610

Chemicals — 1.6%
Monsanto Co.	484,200	32,702,868

Communications Equipment — 8.3%
Ciena Corp.(a)(b)	312,700	11,297,851
Cisco Systems, Inc.(a)	1,811,800	50,458,630
Juniper Networks, Inc.(a)(b)	821,600	20,679,672
QUALCOMM, Inc.	1,252,400	54,341,636
Research In Motion Ltd.(a)	170,200	34,038,298

		170,816,087

Computers & Peripherals — 4.9%
Apple, Inc.(a)	477,000	58,213,080
Hewlett-Packard Co.	966,600	43,129,692

		101,342,772

Consumer Finance — 1.3%
American Express Co.	427,100	26,129,978

Diversified Financial Services — 2.4%
McGraw-Hill Cos., Inc. (The)	294,400	20,042,752
NYSE Euronext(b)	396,900	29,219,778

		49,262,530

Electronic Equipment & Instruments — 0.3%
Sony Corp., ADR (Japan)	124,500	6,395,565

Energy Equipment & Services — 1.2%
Schlumberger Ltd.(b)	282,400	23,987,056

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	159,300	9,322,236

Health Care Equipment & Supplies — 4.7%
Alcon, Inc.	274,300	37,005,813
Baxter International, Inc.	531,000	29,916,540
St. Jude Medical, Inc.(a)	732,800	30,403,872

		97,326,225

Hotels, Restaurants & Leisure — 3.2%
International Game Technology	602,800	23,931,160
Las Vegas Sands Corp.(a)(b)	115,200	8,800,128
Marriott International, Inc. (Class “A” Stock)	546,200	23,617,688
Starbucks Corp.(a)	396,200	10,396,288

		66,745,264

SEE NOTES TO FINANCIAL STATEMENTS.

A109

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Household Products — 3.4%
Colgate-Palmolive Co.	555,200	$36,004,720
Procter & Gamble Co.(b)	562,057	34,392,268

		70,396,988

Industrial Conglomerates — 2.3%
General Electric Co.	1,239,300	47,440,404

Insurance — 2.4%
American International Group, Inc.	703,000	49,231,090

Internet Software & Services — 6.9%
Akamai Technologies, Inc.(a)(b)	334,600	16,274,944
eBay, Inc.(a)	696,100	22,400,498
Google, Inc. (Class “A” Stock)(a)(b)	195,700	102,425,466

		141,100,908

IT Services — 0.7%
Infosys Technologies Ltd., ADR (India)(b)	278,000	14,005,640

Media — 4.9%
News Corp. (Class “A” Stock)	1,813,700	38,468,577
Walt Disney Co. (The)(b)	1,793,500	61,230,090

		99,698,667

Multiline Retail — 3.0%
Kohl’s Corp.(a)	278,800	19,803,164
Saks, Inc.(b)	742,800	15,858,780
Target Corp.(b)	419,800	26,699,280

		62,361,224

Oil, Gas & Consumable Fuels — 1.5%
Occidental Petroleum Corp.	374,000	21,647,120
Suncor Energy, Inc.	107,000	9,621,440

		31,268,560

Pharmaceuticals — 11.0%
Abbott Laboratories	757,900	40,585,545
Elan Corp. PLC, ADR (Ireland)(a)	489,800	10,741,314
Merck & Co., Inc.	246,400	12,270,720
Novartis AG, ADR (Switzerland)	443,200	24,850,224
Roche Holdings Group, ADR (Switzerland)	597,100	52,957,575
Schering-Plough Corp.	822,800	25,046,032
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	604,800	24,948,000
Wyeth	613,600	35,183,824

		226,583,234

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom Corp. (Class “A” Stock)(a)	540,100	15,797,925
Intel Corp.	1,655,500	39,334,680
Marvell Technology Group Ltd.(a)	1,659,500	30,219,495
NVIDIA Corp.(a)(b)	395,500	16,338,105

		101,690,205

Software — 6.1%
Adobe Systems, Inc.(a)	1,628,700	65,392,305
Electronic Arts, Inc.(a)	309,100	14,626,612
Microsoft Corp.	1,523,600	44,900,492

		124,919,409

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	675,600	20,734,164

Textiles, Apparel & Luxury Goods — 3.8%
Coach, Inc.(a)	1,064,800	50,460,872
NIKE, Inc. (Class “B” Stock”)	486,000	28,328,940

		78,789,812

SEE NOTES TO FINANCIAL STATEMENTS.

A110

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Wireless Telecommunication Services — 1.4%
NII Holdings, Inc.(a)(b)	366,800	$29,615,432

TOTAL LONG-TERM INVESTMENTS (cost $1,543,230,254)		2,051,858,711

SHORT-TERM INVESTMENT — 12.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $251,037,749; includes $238,704,721 of cash collateral received for securities on loan) (Note 4)(c)(d)	251,037,749	251,037,749

TOTAL INVESTMENTS — 111.9% (cost $1,794,268,003)		2,302,896,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9%)		(244,165,537)

TOTAL NET ASSETS — 100.0%		$2,058,730,923

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $229,894,942; cash collateral of $238,704,721 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 11.6% of collateral received for securities on loan)	12.2%
Pharmaceuticals	11.0
Communications Equipment	8.3
Internet Software & Services	6.9
Capital Markets	6.1
Software	6.1
Biotechnology	5.5
Computers & Peripherals	4.9
Media	4.9
Semiconductors & Semiconductor Equipment	4.9
Health Care Equipment & Supplies	4.7
Aerospace & Defense	4.3
Textiles, Apparel & Luxury Goods	3.8
Household Products	3.4
Hotels, Restaurants & Leisure	3.2
Multiline Retail	3.0
Diversified Financial Services	2.4
Insurance	2.4
Industrial Conglomerates	2.3
Beverages	2.1
Chemicals	1.6
Oil, Gas & Consumable Fuels	1.5
Wireless Telecommunication Services	1.4
Consumer Finance	1.3
Energy Equipment & Services	1.2
Specialty Retail	1.0
IT Services	0.7
Food & Staples Retailing	0.5
Electronic Equipment & Instruments	0.3

111.9
Liabilities in excess of other assets	(11.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

JENNISON PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $229,894,942:
Unaffiliated investments (cost $1,543,230,254)	$2,051,858,711
Affiliated investments (cost $251,037,749)	251,037,749
Receivable for investments sold	11,283,542
Dividends and interest receivable	1,055,357
Foreign tax reclaim receivable	342,461
Receivable for Series shares sold	8,033
Prepaid expenses	3,791

Total Assets	2,315,589,644

LIABILITIES
Collateral for securities on loan	238,704,721
Payable for investments purchased	16,021,494
Management fee payable	1,026,740
Payable for Series shares repurchased	771,231
Accrued expenses	308,810
Payable to custodian	15,850
Distribution fee payable	4,209
Administration fee payable	2,526
Loan interest payable	1,844
Transfer agent fee payable	1,296

Total Liabilities	256,858,721

NET ASSETS	$2,058,730,923

Net assets were comprised of:
Paid-in capital	2,405,342,923
Retained earnings	(346,612,000)

Net assets, June 30, 2007	$2,058,730,923

Class I:
Net asset value and redemption price per share, $2,038,379,395 / 92,246,569 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$22.10

Class II:
Net asset value and redemption price per share, $20,351,528 / 936,096 outstanding shares of beneficial interest (authorized 75,000,000 shares)	$21.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $453,490)	$9,812,876
Affiliated income from securities loaned, net	1,007,799
Affiliated dividend income	342,246

11,162,921

EXPENSES
Management fee	6,234,171
Distribution fee—Class II	25,130
Administration fee—Class II	15,078
Custodian’s fees and expenses	104,000
Shareholders’ reports	89,000
Insurance expenses	22,000
Trustees’ fees	20,000
Transfer agent’s fees and expenses (including affiliated expense of $3,500) (Note 4)	11,000
Audit fee	8,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 8)	2,300
Miscellaneous	6,403

Total expenses	6,544,082

NET INVESTMENT INCOME	4,618,839

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	73,021,056
Foreign currency transactions	(1,225)

73,019,831

Net change in unrealized appreciation (depreciation) on investments	22,608,489

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	95,628,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,247,159

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$4,618,839	$6,070,737
Net realized gain on investments and foreign currency transactions	73,019,831	88,302,644
Net change in unrealized appreciation (depreciation) on investments	22,608,489	(65,722,336)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	100,247,159	28,651,045

DISTRIBUTIONS:
Class I	—	(6,106,593)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,043,127 and 6,012,576 shares, respectively]	22,332,090	123,017,264
Series shares issued in reinvestment of distributions [0 and 286,560 shares, respectively]	—	6,106,593
Series shares repurchased [7,397,818 and 18,306,413 shares, respectively]	(160,737,341)	(370,019,866)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(138,405,251)	(240,896,009)

TOTAL DECREASE IN NET ASSETS	(38,158,092)	(218,351,557)
NET ASSETS:
Beginning of period	2,096,889,015	2,315,240,572

End of period	$2,058,730,923	$2,096,889,015

SEE NOTES TO FINANCIAL STATEMENTS.

A112

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 13.0%
Barclays Bank PLC	5.350%	05/09/08	$25,000	$25,000,000
Barclays Bank PLC	5.370%	06/04/08	13,000	13,000,000
BNP Paribas	5.310%	10/11/07	30,000	30,000,000
Branch Banking & Trust Co.	5.290%	07/03/07	10,000	10,000,000
Branch Banking & Trust Co.	5.315%	11/26/07	10,000	10,000,000
Deutsche Bank AG	5.350%	08/06/07	25,000	25,000,000
HBOS Treasury Services PLC	5.400%	06/11/08	10,000	10,000,000
Royal Bank of Canada(a)	5.265%	04/04/08	15,000	14,996,057
Societe Generale NY(a)	5.270%	03/26/08	19,200	19,196,490
Suntrust Banks, Inc.	5.350%	08/03/07	10,000	10,000,000

				167,192,547

Commercial Paper — 44.4%
Amsterdam Funding Corp. 144A(c)(d)	5.270%	08/23/07	10,000	9,922,414
Amsterdam Funding Corp. 144A(c)(d)	5.280%	07/13/07	20,000	19,964,800
Amsterdam Funding Corp. 144A(c)(d)	5.290%	07/31/07	10,000	9,955,917
Astrazeneca PLC 144A(c)(d)	5.270%	08/10/07	18,000	17,894,600
Astrazeneca PLC 144A(c)(d)	5.280%	08/20/07	20,000	19,853,333
Bank of America Corp.(d)	5.195%	08/13/07	14,000	13,913,128
Bank of America Corp.(d)	5.200%	07/31/07	10,000	9,956,667
Bank of America Corp.(d)	5.245%	09/25/07	16,700	16,490,754
Bank of America Corp.(d)	5.250%	09/07/07	20,000	19,801,667
Bank of Ireland 144A(c)(d)	5.280%	08/22/07	13,900	13,793,989
BASF AG 144A(c)(d)	5.235%	08/09/07	14,000	13,920,603
Bryant Park Funding 144A(c)(d)	5.260%	09/17/07	17,642	17,440,940
Cafco LLC 144A(c)(d)	5.150%	08/28/07	27,000	26,775,975
Cargill Global Funding PLC 144A(c)(d)	5.275%	08/24/07	5,000	4,960,438
DNB Nor Bank ASA(d)	5.210%	11/13/07	24,632	24,150,752
Edison Asset Securitization LLC 144A(c)(d)	5.200%	08/06/07	27,678	27,534,073
Falcon Asset Securitization Corp. 144A(c)(d)	5.265%	07/27/07	25,000	24,904,938
Falcon Asset Securitization Corp. 144A(c)(d)	5.280%	07/17/07	4,261	4,251,001
General Electric Capital Corp.(d)	5.195%	07/23/07	5,000	4,984,126
Greenwich Capital Holdings(d)	5.200%	08/24/07	16,105	15,979,381
Jupiter Securitization Corp. 144A(c)(d)	5.270%	08/07/07	7,327	7,287,314
Jupiter Securitization Corp. 144A(c)(d)	5.320%	07/27/07	10,000	9,961,578
Nordea North America(d)	5.300%	07/26/07	5,900	5,878,285
Nordea North America 144A(c)(d)	5.300%	07/27/07	3,650	3,636,029
Northern Rock PLC 144A(c)(d)	5.290%	09/26/07	21,650	21,373,223
Park Granada LLC 144A(c)(d)	5.400%	07/02/07	334	333,950
PB Finance Delaware, Inc.(d)	5.400%	07/18/07	15,000	14,961,750
Prudential PLC 144A(c)(d)	5.200%	07/23/07	9,000	8,971,400
Societe Generale NA(d)	5.182%	11/13/07	15,000	14,708,513
St. George Bank Ltd.(d)	5.320%	07/17/07	10,000	9,976,356
Swedbank Mortgage AB(d)	5.150%	09/13/07	11,000	10,883,553
Swedbank Mortgage AB(d)	5.190%	10/11/07	25,000	24,632,375
Toyota Motor Credit Corp.(d)	5.200%	08/03/07	27,000	26,871,299
Tulip Funding Corp. 144A(c)(d)	5.300%	07/05/07	33,000	32,980,566
Tulip Funding Corp. 144A(c)(d)	5.340%	07/30/07	5,000	4,978,492
UBS Finance Delaware LLC(d)	5.280%	08/13/07	10,000	9,936,933
UBS Finance Delaware LLC(d)	5.300%	08/01/07	1,300	1,294,067
UBS Finance Delaware LLC(d)	5.300%	08/02/07	8,800	8,758,542
Windmill Funding Corp. 144A(c)(d)	5.280%	07/13/07	25,000	24,956,000
Windmill Funding Corp. 144A(c)(d)	5.280%	07/18/07	15,000	14,962,600

				573,792,321

Loan Participations — 0.4%
McGraw-Hill Cos. (The)(b)	5.370%	09/25/07	5,000	5,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A113

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Other Corporate Obligations — 42.7%
American Express Credit Corp. M.T.N.(a)	5.340%	12/12/07	$2,000	$2,000,271
American Express Credit Corp. M.T.N.(a)	5.420%	03/05/08	27,000	27,003,103
Banco Español De Credit M.T.N. 144A(a)(c)	5.335%	04/18/08	37,000	36,999,999
BMW US Capital LLC 144A(a)(c)	5.300%	07/03/08	10,000	10,000,000
BNP Paribas(a)	5.260%	07/03/08	3,600	3,598,203
Caja Ahorro Monte Madrid(a)	5.360%	05/12/08	13,000	13,000,000
Caterpillar Finance Service M.T.N.(a)	5.290%	06/08/08	7,000	7,000,000
Fortis Bank NY 144A(c)	5.341%	07/18/08	25,000	24,994,818
General Electric Capital Corp.(a)	5.445%	07/09/07	11,750	11,750,000
General Electric Capital Corp. M.T.N.(a)	5.445%	10/17/07	21,000	21,000,000
General Electric Capital Corp. M.T.N.(a)	5.455%	07/28/08	10,000	10,013,040
Genworth Life Insurance Co. (a)(b)(e) (cost $11,000,000; purchased 6/25/07)	5.400%	07/24/08	11,000	11,000,000
HSBC USA, Inc. M.T.N.(a)	5.320%	07/15/08	30,000	30,000,000
Irish Life and Permanent PLC M.T.N. 144A(a)(c)	5.360%	07/21/08	25,000	24,999,160
JPMorgan Chase & Co. M.T.N.(a)	5.290%	07/02/08	13,000	13,000,000
JPMorgan Chase & Co. M.T.N.(a)	5.300%	07/11/08	30,000	30,000,000
Kommunalkredit Austria AG 144A(a)(c)	5.340%	07/22/08	6,000	6,000,000
Merrill Lynch & Co., Inc. M.T.N.(a)	5.570%	07/11/07	34,000	34,000,184
Metropolitan Life Insurance Co.(a)(b)(e) (cost $9,000,000; purchased 2/1/07)	5.416%	02/01/08	9,000	9,000,000
Metropolitan Life Insurance Co. of Connecticut(a)(b)(e) (cost $6,000,000; purchased 7/7/06)	5.380%	07/09/07	6,000	6,000,000
Metropolitan Life Insurance Co.(a)(b)(e)
(cost $5,000,000; purchased 10/2/06)	5.380%	10/01/07	5,000	5,000,000
Morgan Stanley M.T.N.(a)	5.360%	07/03/08	31,000	31,000,000
National City Bank Credit M.T.N.(a)	5.335%	01/25/08	16,000	16,001,333
National City Bank M.T.N.(a)	5.350%	02/13/08	20,000	20,003,019
Nationwide Building Society 144A(a)(c)	5.440%	07/28/08	15,000	15,004,136
Nordea Bank AB (Finland)(a)	5.263%	04/02/08	3,000	2,999,153
Nordea Bank AB 144A(a)(c)	5.330%	07/11/08	20,000	20,000,000
Nordea Bank AB M.T.N.(a)	5.263%	03/31/08	2,800	2,798,794
Paccar Financial Corp. M.T.N.(a)	5.300%	07/02/08	10,000	10,000,000
Pacific Life Insurance Co. (a)(b)(e) (cost $7,000,000; purchased 6/15/06)	5.480%	07/13/07	7,000	7,000,000
Royal Bank of Canada(a)	5.265%	03/24/08	5,000	4,998,916
Royal Bank of Canada(a)	5.265%	06/30/08	5,900	5,896,795
Royal Bank of Canada M.T.N.(a)	5.370%	07/07/08	5,000	5,000,000
Royal Bank of Scotland(a)	5.260%	07/03/08	4,200	4,197,487
Skandinaviska Enskilda Banken AB 144A(a)(c)	5.320%	07/16/08	36,000	36,000,000
Suntrust Banks, Inc.(a)	5.436%	10/15/07	20,000	20,006,408
Westpac Banking Corp. M.T.N.(a)	5.420%	07/11/08	13,000	12,999,949

				550,264,768

TOTAL INVESTMENTS — 100.5% (amortized cost $1,296,249,636)				1,296,249,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5%)				(6,312,605)

NET ASSETS — 100.0%				$1,289,937,031

The following abbreviation is used in portfolio descriptions:

M.T.N.	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(b)	Indicates an illiquid security.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Indicates a restricted security; the aggregate cost of such securities is $38,000,000. The aggregate value of $38,000,000 is approximately 2.9% of net assets.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Foreign Banks	24.6%
Assets Backed Securities	19.5
Commercial Banks	17.2
Finance Services	16.6
Security Broker & Dealers	7.0
Non Captive Finance	6.3
Insurance	3.6
Health Care & Pharmaceutical	2.9
Chemicals	1.1
Automotive	0.8
Capital Goods	0.5
Loan Participation	0.4

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A115

MONEY MARKET PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value (amortized cost $1,296,249,636)	$1,296,249,636
Cash	172,034
Interest receivable	4,324,833
Receivable for Series shares sold	296,102
Prepaid expenses	3,716

Total Assets	1,301,046,321

LIABILITIES
Payable for investments purchased	10,108,503
Management fee payable	420,275
Income distribution payable	350,543
Accrued expenses and other liabilities	179,832
Payable for Series shares repurchased	49,266
Transfer agent fee payable	871

Total Liabilities	11,109,290

NET ASSETS	$1,289,937,031

Net assets were comprised of:
Paid-in capital	$1,289,937,031

Net assets, June 30, 2007	$1,289,937,031

Net asset value and redemption price per share, $1,289,937,031/ 128,993,702 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$31,950,716

EXPENSES
Management fee	2,372,853
Shareholders’ reports	73,000
Custodian’s fees and expenses	59,000
Insurance expenses	15,000
Trustees’ fees	10,000
Audit fee	7,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	3,000
Miscellaneous	940

Total expenses	2,545,793

NET INVESTMENT INCOME	29,404,923

NET REALIZED LOSS ON INVESTMENTS	(340)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,404,583

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,404,923	$47,626,445
Net realized loss on investments	(340)	(1,731)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,404,583	47,624,714

DISTRIBUTIONS	(29,404,583)	(47,624,714)

SERIES SHARE TRANSACTIONS:
Series shares sold [40,177,961 and 76,634,918 shares, respectively]	401,779,613	766,349,174
Series shares issued in reinvestment of distributions [2,922,927 and 4,772,689 shares, respectively]	29,229,269	47,726,894
Series shares repurchased [20,159,566 and 60,549,475 shares, respectively]	(201,595,654)	(605,494,752)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	229,413,228	208,581,316

TOTAL INCREASE IN NET ASSETS	229,413,228	208,581,316
NET ASSETS:
Beginning of period	1,060,523,803	851,942,487

End of period	$1,289,937,031	$1,060,523,803

SEE NOTES TO FINANCIAL STATEMENTS.

A116

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%	Shares	Value (Note 2)
COMMON STOCKS — 97.3%

All Other Basic Metals — 1.9%
Cameco Corp. (Canada)	484,700	$24,570,571
UraMin, Inc., 144A (South Africa)(a)(h)	331,800	2,587,897

		27,158,468

Aluminum — 1.5%
Century Aluminum Co.(a)(b)	397,800	21,731,814

Coal — 1.6%
CONSOL Energy, Inc.	510,300	23,529,933

Copper — 6.6%
First Quantum Minerals Ltd. (Canada)	365,300	31,171,809
Freeport-McMoRan Copper & Gold, Inc.	554,119	45,892,136
Peru Copper, Inc. (Canada)(a)	466,600	2,847,125
Southern Copper Corp.(b)	154,500	14,563,170

		94,474,240

Diversified Exploration & Production — 6.6%
Anadarko Petroleum Corp.	312,700	16,257,273
Cairn Energy PLC (United Kingdom)	260,900	9,196,110
Denbury Resources, Inc.(a)	382,300	14,336,250
Devon Energy Corp.	153,300	12,001,857
Endeavour International Corp.(a)	744,100	1,116,150
McMoRan Exploration Co.(a)(b)	83,300	1,166,200
Newfield Exploration Co.(a)	221,900	10,107,545
Talisman Energy, Inc.	548,500	10,602,505
Warren Resources, Inc.(a)(b)	292,000	3,410,560
Woodside Petroleum Ltd. (Australia)	399,600	15,499,271

		93,693,721

Diversified Metals & Mining — 3.8%
African Rainbow Minerals Ltd. (South Africa)(a)	552,800	9,611,681
First Uranium Corp. (South Africa)(a)	177,800	1,994,565
First Uranium Corp., 144A (South Africa)(a)(f)(h)	400,000	4,487,210
FNX Mining Co., Inc. (Canada)(a)	366,300	11,148,036
FNX Mining Co., Inc., 144A(Canada)(a)(h)	56,300	1,713,444
Northern Dynasty Minerals Ltd.(a)(b)	881,800	10,369,968
Sterlite Industries Ltd., ADR (India)(a)(b)	1,035,800	15,195,185

		54,520,089

Diversified Resources — 1.3%
Cia Vale do rio Doce, ADR (Brazil)	405,100	18,047,205

Drillers — 7.2%
ENSCO International, Inc.(b)	231,500	14,123,815
GlobalSantaFe Corp.	307,400	22,209,650
Nabors Industries Ltd.(a)(b)	207,000	6,909,660
Noble Corp.(b)	259,300	25,286,936
Transocean, Inc.(a)(b)	319,100	33,818,218

		102,348,279

Energy Services — 15.8%
Baker Hughes, Inc.	168,700	14,192,731
Cameron International Corp.(a)	286,300	20,461,861
FMC Technologies, Inc.(a)(b)	182,200	14,433,884
Grant Prideco, Inc.(a)(b)	376,800	20,283,144
Halliburton Co.(b)	536,500	18,509,250
National-Oilwell Varco, Inc.(a)	300,500	31,324,121
Schlumberger Ltd.(b)	275,400	23,392,476
SEACOR Holdings, Inc.(a)(b)	137,100	12,799,656
Smith International, Inc.(b)	242,900	14,243,656
Superior Energy Services, Inc.(a)(b)	412,000	16,447,040

SEE NOTES TO FINANCIAL STATEMENTS.

A117

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Energy Services (cont’d.)
Tenaris SA, ADR (Luxembourg)(b)	550,300	$26,942,688
Universal Compression Holdings, Inc.(a)(b)	177,300	12,848,931

		225,879,438

Forest Products — 1.2%
Plum Creek Timber Co., Inc. (REIT)	280,500	11,685,630
Rayonier, Inc. (REIT)	132,200	5,967,508

		17,653,138

Gold — 15.5%
AGNICO-EAGLE Mines Ltd.(b)	277,500	10,128,750
AXMIN, Inc. (Canada)(a)	4,342,700	3,913,628
Barrick Gold Corp.	557,794	16,215,072
Centerra Gold, Inc. (Canada)(a)	1,321,300	13,085,862
Cia de Minas Buenaventura SA, ADR (Peru)(b)	509,800	19,097,108
Crystallex International Corp.(a)(b)	2,447,300	10,156,295
Eldorado Gold Corp. (Canada)(a)	2,713,000	15,892,157
European Goldfields Ltd. (Canada)(a)	3,041,600	16,103,848
Gabriel Resources Ltd. (Canada)(a)	1,834,900	8,216,356
Gammon Gold, Inc. (Canada)(a)	718,800	9,055,429
Gold Reserve, Inc. (Canada)(a)	131,900	736,733
Gold Reserve, Inc.(a)(b)	606,200	3,382,596
Goldcorp, Inc.	487,177	11,541,223
Greystar Resources Ltd. (Canada)(a)	662,500	4,353,438
Highland Gold Mining Ltd. (United Kingdom)(a)	974,300	2,532,300
IAMGOLD Corp. (Canada)	1,063,700	8,188,069
Kinross Gold Corp.(a)(b)	1,065,100	12,440,368
Lihir Gold Ltd., 144A (Papua New Guinea)(a)(h)	2,405,283	6,117,615
Lihir Gold Ltd., ADR (Papua New Guinea)(b)	746,000	19,157,280
Nevsun Resources Ltd. (Canada)(a)	1,137,400	2,840,163
Newcrest Mining Ltd. (Australia)	1,113,691	21,574,741
Orezone Resources, Inc. (Canada)(a)	1,472,300	2,598,380
SEMAFO, Inc., 144A (Canada)(a)(f)(h)	3,216,300	4,438,358

		221,765,769

Integrated Oil/Domestic — 3.6%
Hess Corp.	346,800	20,447,328
Murphy Oil Corp.	85,200	5,064,288
Occidental Petroleum Corp.	437,200	25,305,136

		50,816,752

Integrated Oil/International — 4.7%
Gazprom OAO, ADR (Russia)	329,600	13,810,240
Petroleo Brasileiro SA, ADR (Brazil)(b)	158,600	19,233,422
Sasol Ltd., ADR (South Africa)	537,500	20,177,750
Total S.A., ADR (France)	180,900	14,649,282

		67,870,694

Iron & Steel — 3.6%
Cleveland-Cliffs, Inc.(b)	188,800	14,664,096
MMX Mineracao e Metalicos SA (Brazil)(a)	70,000	37,195,075

		51,859,171

Mineral Sands — 6.1%
OPTI Canada, Inc. (Canada)(a)	1,500,048	31,993,514
Suncor Energy, Inc.	432,400	38,881,407
UTS Energy Corp. (Canada)(a)	2,857,400	16,255,193

		87,130,114

SEE NOTES TO FINANCIAL STATEMENTS.

A118

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Natural Gas Production — 9.5%
BPI Energy Holdings, Inc.(a)	2,800,000	$1,762,040
CNX Gas Corp., 144A(a)	89,800	2,747,880
EnCana Corp.	198,400	12,191,680
Gasco Energy, Inc.(a)(b)	919,300	2,178,741
Goodrich Petroleum Corp.(a)(b)	184,800	6,399,624
Petrohawk Energy Corp.(a)	959,300	15,214,498
Quicksilver Resources, Inc.(a)(b)	301,100	13,423,038
Range Resources Corp.	652,650	24,415,637
Southwestern Energy Co.(a)(b)	638,900	28,431,050
Trident Resources Corp.(Canada)(Private) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	3,873,804
Ultra Petroleum Corp.(a)	220,300	12,169,372
XTO Energy, Inc.	213,300	12,819,330

		135,626,694

Non-Natural Resources — 1.6%
NRG Energy, Inc.(a)(b)	560,200	23,287,514

Oil & Gas Refining & Marketing — 1.9%
Frontier Oil Corp.	346,300	15,157,551
Valero Energy Corp.	151,900	11,219,334

		26,376,885

Platinum — 1.5%
Impala Platinum Holdings Ltd., ADR (South Africa)	715,000	21,700,250

Silver — 1.8%
Apex Silver Mines Ltd.(a)(b)	448,700	9,054,766
Coeur d’Alene Mines Corp.(a)(b)	1,518,600	5,451,774
Pan American Silver Corp. (Canada)(a)	84,172	2,196,650
Pan American Silver Corp.(a)	361,900	9,528,827

		26,232,017

TOTAL COMMON STOCKS (cost $861,950,201)		1,391,702,185

LINKED NOTE — 0.9%	Principal Amount (000)
All Other Basic Metals
USD Palladium Linked Bank Note 7/13/07 (Private) (cost $7,000,000; purchased 6/30/03)(a)(f)(g)	$38,088	13,680,510

WARRANTS(a) — 0.1%	Units
Natural Gas Production
BPI Industries, Inc., expiring 12/13/07 (Private) (cost $131,255; purchased 12/31/04)(f)(g)	600,000	2,356

Silver — 0.1%
Pan American Silver Corp. (Canada), expiring 2/20/08 (cost $139,821)	49,786	771,151

TOTAL WARRANTS (cost $271,076)		773,507

TOTAL LONG-TERM INVESTMENTS (cost $869,221,277)		1,406,156,202

SEE NOTES TO FINANCIAL STATEMENTS.

A119

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENT — 24.4%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $348,716,791; includes $313,343,676 of cash collateral received for securities on loan) (Note 4)(c)(d)	348,716,791	$348,716,791

TOTAL INVESTMENTS(e) — 122.7% (cost $1,217,938,068)		1,754,872,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.7%)		(324,024,040)

NET ASSETS — 100.0%		$1,430,848,953

The following abbreviations are used in portfolio descriptions:

ADR	— American Depositary Receipt
USD	— United States Dollar – denominated
REIT	— Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $298,949,282; cash collateral of $313,343,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2007, 8 securities representing $43,246,698 and 3.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	Indicates illiquid securities.

(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $11,533,433. The aggregate value of $17,556,670 is approximately 1.2% of the net assets.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 21.9% of collateral received for securities on loan)	24.4%
Energy Services	15.8
Gold	15.5
Natural Gas Production	9.5
Drillers	7.2
Copper	6.6
Diversified Exploration & Production	6.6
Mineral Sands	6.1
Integrated Oil/International	4.7
Diversified Metals & Mining	3.8
Integrated Oil/Domestic	3.6
Iron & Steel	3.6
All Other Basic Metals	2.8
Silver	1.9
Oil & Gas Refining & Marketing	1.9
Coal	1.6
Non-Natural Resources	1.6
Aluminum	1.5
Platinum	1.5
Diversified Resources	1.3
Forest Products	1.2

122.7
Liabilities in excess of other assets	(22.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A120

NATURAL RESOURCES PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value, including securities on loan of $298,949,282:
Unaffiliated investments (cost $869,221,277)	$1,406,156,202
Affiliated investments (cost $348,716,791)	348,716,791
Cash	357,272
Foreign currency, at value (cost $181,827)	183,469
Receivable for investments sold	6,884,533
Dividends and interest receivable	340,091
Receivable for Series shares sold	138,761
Tax reclaims receivable	70,516
Prepaid expenses	2,750

Total Assets	1,762,850,385

LIABILITIES
Collateral for securities on loan	313,343,676
Payable for investments purchased	17,415,136
Payable for Series shares repurchased	547,172
Management fee payable	529,768
Accrued expenses and other liabilities	153,001
Distribution fee payable	6,070
Administration fee payable	3,642
Loan interest payable	2,386
Transfer agent fee payable	581

Total Liabilities	332,001,432

NET ASSETS	$1,430,848,953

Net assets were comprised of:
Paid-in capital in excess of par	$552,551,156
Retained earnings	878,297,797

Net assets, June 30, 2007	$1,430,848,953

Class I:
Net asset value and redemption price per share, $1,398,422,422 / 24,925,261 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$56.10

Class II:
Net asset value and redemption price per share, $32,426,531 / 580,676 outstanding shares of beneficial interest (authorized 10,000,000 shares)	$55.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $205,077)	$4,469,675
Affiliated income from securities loaned, net	513,326
Affiliated dividend income	343,987
Interest	25,687

5,352,675

EXPENSES
Management fee	2,850,677
Distribution fee—Class II	25,934
Administration fee—Class II	15,561
Custodian’s fees and expenses	87,000
Shareholders’ reports	82,000
Interest expense	29,075
Insurance expenses	16,000
Trustees’ fees	12,000
Audit fee	8,000
Transfer agent’s fee and expenses (including affiliated expense of $1,100) (Note 4)	8,000
Loan interest expense (Note 8)	6,477
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	12,527

Total expenses	3,160,251

NET INVESTMENT INCOME	2,192,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	84,618,673
Foreign currency transactions	(120,955)

84,497,718

Net change in unrealized appreciation (depreciation) on:
Investments	179,282,269
Foreign currencies	621

179,282,890

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	263,780,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,973,032

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,192,424	$9,007,327
Net realized gain on investments and foreign currencies	84,497,718	268,127,992
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	179,282,890	(53,352,901)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	265,973,032	223,782,418

DISTRIBUTIONS:
Class I	—	(195,926,670)
Class II	—	(2,153,216)

TOTAL DISTRIBUTIONS	—	(198,079,886)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [725,096 and 2,190,005 shares, respectively]	36,846,613	98,062,879
Series shares issued in reinvestment of distributions [0 and 4,866,801 shares, respectively]	—	198,079,886
Series shares repurchased [1,712,185 and 3,033,953 shares, respectively]	(81,906,962)	(133,276,101)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(45,060,349)	162,866,664

TOTAL INCREASE IN NET ASSETS	220,912,683	188,569,196
NET ASSETS:
Beginning of period	1,209,936,270	1,021,367,074

End of period	$1,430,848,953	$1,209,936,270

SEE NOTES TO FINANCIAL STATEMENTS.

A121

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.5%
AAR Corp.(a)(b)	48,795	$1,610,723
Applied Signal Technology, Inc.	15,789	246,466
Armor Holdings, Inc.(a)	39,659	3,445,178
Ceradyne, Inc.(a)(b)	35,626	2,634,899
Cubic Corp.	20,269	611,718
Curtiss-Wright Corp.	57,980	2,702,448
EDO Corp.(b)	21,593	709,762
Esterline Technologies Corp.(a)	33,605	1,623,458
GenCorp, Inc.(a)(b)	73,345	958,619
Moog, Inc. (Class “A” Stock)(a)(b)	55,555	2,450,531
Teledyne Technologies, Inc.(a)	45,745	2,101,983
Triumph Group, Inc.	21,788	1,426,460

		20,522,245

Air Freight & Logistics — 0.6%
EGL, Inc.(a)	41,692	1,937,845
Forward Air Corp.(b)	39,478	1,345,805
HUB Group, Inc.(a)(b)	51,646	1,815,873

		5,099,523

Airlines — 0.3%
Frontier Airlines, Inc.(a)(b)	47,886	268,162
Mesa Air Group, Inc.(a)	41,065	271,440
SkyWest, Inc.	84,422	2,011,776

		2,551,378

Auto Components — 0.2%
Drew Industries, Inc.(a)	24,523	812,692
Standard Motor Products, Inc.	15,747	236,677
Superior Industries International, Inc.	29,943	651,560

		1,700,929

Automobiles — 0.3%
Coachmen Industries, Inc.	20,552	198,532
Fleetwood Enterprises, Inc.(a)(b)	83,772	758,137
Monaco Coach Corp.(b)	35,239	505,680
Winnebago Industries, Inc.(b)	41,310	1,219,471

		2,681,820

Biotechnology — 0.7%
ArQule, Inc.(a)(b)	37,065	261,308
Digene Corp.(a)	32,000	1,921,600
Martek Biosciences Corp.(a)(b)	42,200	1,095,934
Regeneron Pharmaceuticals, Inc.(a)(b)	86,302	1,546,532
Savient Pharmaceuticals, Inc.(a)(b)	61,608	765,171

		5,590,545

Building Products — 1.1%
Apogee Enterprises, Inc.	37,138	1,033,179
Gibraltar Industries, Inc.	39,000	863,850
Griffon Corp.(a)	34,301	747,076
Lennox International, Inc.	75,991	2,601,172
NCI Building Systems, Inc.(a)(b)	26,259	1,295,356
Simpson Manufacturing Co., Inc.(b)	48,113	1,623,333
Universal Forest Products, Inc.	24,687	1,043,273

		9,207,239

Capital Markets — 0.7%
Investment Technology Group, Inc.(a)	57,989	2,512,664
LaBranche & Co., Inc.(a)(b)	69,778	514,962

SEE NOTES TO FINANCIAL STATEMENTS.

A122

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Capital Markets (cont’d.)
Piper Jaffray Cos., Inc.(a)(b)	24,221	$1,349,836
SWS Group, Inc.	32,241	697,050
TradeStation Group, Inc.(a)	33,194	386,710

		5,461,222

Chemicals — 1.2%
A. Schulman, Inc.	31,722	771,796
Arch Chemicals, Inc.	31,833	1,118,612
Georgia Gulf Corp.(b)	44,934	813,755
H.B. Fuller Co.	79,219	2,367,857
Material Sciences Corp.(a)	16,628	196,044
OM Group, Inc.(a)	39,007	2,064,250
Omnova Solutions, Inc.(a)(b)	54,949	332,441
Penford Corp.	11,705	319,429
PolyOne Corp.(a)	121,634	874,548
Quaker Chemical Corp.	13,110	309,396
Tronox, Inc. (Class “B” Stock)	53,911	757,450

		9,925,578

Commercial Banks — 5.7%
Alabama National Bancorp	22,400	1,385,216
Boston Private Financial Holdings, Inc.(b)	48,467	1,302,308
Cascade Bancorp(b)	37,200	860,808
Central Pacific Financial Corp.	40,276	1,329,511
Chittenden Corp.(b)	58,418	2,041,709
Community Bank System, Inc.	39,317	787,126
East West Bancorp, Inc.	79,970	3,109,234
First BanCorp/Puerto Rico(b)	108,891	1,196,712
First Commonwealth Financial Corp.(b)	82,306	898,782
First Financial Bancorp	41,700	625,083
First Indiana Corp.	16,831	372,302
First Midwest Bancorp, Inc.	65,133	2,312,873
First Republic Bank	40,438	2,169,903
Frontier Financial Corp.(b)	51,200	1,153,536
Glacier Bancorp, Inc.	68,939	1,402,909
Hanmi Financial Corp.	53,648	915,235
Independent Bank Corp.	26,272	452,141
Irwin Financial Corp.	24,293	363,666
Nara Bancorp, Inc.	27,463	437,486
PrivateBancorp, Inc.(b)	24,234	697,939
Prosperity Bancshares, Inc.(b)	45,310	1,484,356
Provident Bankshares Corp.	42,155	1,381,841
Signature Bank(a)	38,900	1,326,490
South Financial Group, Inc. (The)(b)	97,032	2,196,804
Sterling Bancorp	24,359	390,475
Sterling Bancshares, Inc.(b)	97,364	1,101,187
Sterling Financial Corp.	66,827	1,933,973
Susquehanna Bancshares, Inc.(b)	68,236	1,526,439
UCBH Holdings, Inc.	130,772	2,389,204
Umpqua Holdings Corp.	82,816	1,947,004
United Bankshares, Inc.	47,403	1,507,415
United Community Banks, Inc.	53,600	1,387,704
Whitney Holding Corp.	88,406	2,661,021
Wilshire Bancorp, Inc.	20,156	245,500
Wintrust Financial Corp.	31,631	1,387,019

		46,680,911

Commercial Services & Supplies — 3.5%
ABM Industries, Inc.	57,961	1,495,973
Administaff, Inc.	31,658	1,060,226

SEE NOTES TO FINANCIAL STATEMENTS.

A123

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services & Supplies (cont’d.)
Angelica Corp.	12,572	$265,018
Bowne & Co., Inc.	36,079	703,901
Brady Corp.	70,708	2,626,095
CDI Corp.	17,042	548,752
Consolidated Graphics, Inc.(a)	15,390	1,066,219
G&K Services, Inc. (Class “A” Stock)	28,150	1,112,207
Healthcare Services Group, Inc.(b)	36,282	1,070,319
Heidrick & Struggles International, Inc.(a)	23,598	1,209,162
Interface, Inc.	69,695	1,314,448
Labor Ready, Inc.(a)	60,786	1,404,764
Mobile Mini, Inc.(a)(b)	47,002	1,372,458
On Assignment, Inc.(a)	45,925	492,316
School Specialty, Inc.(a)(b)	24,423	865,551
Spherion Corp.(a)	73,733	692,353
Standard Register Co. (The)	16,068	183,175
Tetra Tech, Inc.(a)	75,798	1,633,447
United Stationers, Inc.(a)(b)	36,499	2,432,293
Viad Corp.	27,836	1,173,844
Volt Information Sciences, Inc.(a)	16,840	310,530
Waste Connections, Inc.(a)(b)	89,905	2,718,727
Watson Wyatt Worldwide, Inc.	55,993	2,826,528

		28,578,306

Communications Equipment — 1.7%
Arris Group, Inc.	142,700	2,510,093
Bel Fuse, Inc. (Class “B” Stock)	15,567	529,745
Black Box Corp.	22,712	939,823
Blue Coat Systems, Inc.(a)(b)	19,533	967,274
C-COR, Inc.(a)	64,877	912,171
Comtech Telecommunications Corp.(a)(b)	30,399	1,411,122
Digi International, Inc.(a)	33,006	486,508
Ditech Networks, Inc.(a)	43,096	352,956
Harmonic, Inc.(a)	103,305	916,315
Inter-Tel, Inc.	28,249	675,999
NETGEAR, Inc.(a)	45,333	1,643,321
Network Equipment Technologies, Inc.(a)	32,993	314,753
PC-Tel, Inc.(a)	29,353	256,839
Symmetricom, Inc.(a)	60,771	510,476
Tollgrade Communications, Inc.(a)	17,315	182,673
ViaSat, Inc.(a)(b)	33,436	1,073,296

		13,683,364

Computers & Peripherals — 1.0%
Adaptec, Inc.(a)(b)	155,637	592,977
Avid Technology, Inc.(a)(b)	53,998	1,908,829
Hutchinson Technology, Inc.(a)(b)	33,996	639,465
Intevac, Inc.(a)(b)	27,900	593,154
Komag, Inc.(a)(b)	40,262	1,283,955
Neoware, Inc.(a)(b)	26,182	354,504
Novatel Wireless, Inc.(a)(b)	39,754	1,034,399
Stratasys, Inc.(a)(b)	13,500	634,230
Synaptics, Inc.(a)(b)	34,073	1,219,473

		8,260,986

Construction & Engineering — 1.5%
EMCOR Group, Inc.(a)	41,694	3,039,493
Insituform Technologies, Inc. (Class “A” Stock)(a)(b)	35,711	778,857
Shaw Group, Inc. (The)(a)	105,765	4,895,861
URS Corp.(a)	69,423	3,370,487

		12,084,698

SEE NOTES TO FINANCIAL STATEMENTS.

A124

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Construction Materials — 0.5%
Headwaters, Inc.(a)(b)	55,425	$957,190
Texas Industries, Inc.(b)	35,736	2,802,060

		3,759,250

Consumer Finance — 0.4%
Cash America International, Inc.	38,885	1,541,790
First Cash Financial Services, Inc.(a)	36,900	864,936
Rewards Network, Inc.(a)	35,436	144,225
World Acceptance Corp.(a)	23,023	983,773

		3,534,724

Containers & Packaging — 0.7%
AptarGroup, Inc.	90,790	3,228,493
Caraustar Industries, Inc.(a)(b)	38,099	200,020
Chesapeake Corp.	25,986	326,644
Myers Industries, Inc.	35,349	781,566
Rock-Tenn Co. (Class “A” Stock)	45,599	1,446,400

		5,983,123

Distributors — 0.4%
Audiovox Corp.(a)	24,284	314,963
Building Materials Holding Corp.(b)	38,378	544,584
Keystone Automotive Industries, Inc.(a)(b)	21,375	884,284
LKQ Corp.(a)(b)	59,450	1,466,037

		3,209,868

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)(b)	34,257	1,332,940
Coinstar, Inc.(a)	36,433	1,146,911
CPI Corp.	6,890	478,855
Pre-Paid Legal Services, Inc.(a)	11,517	740,658
Universal Technical Institute, Inc.(a)(b)	30,230	767,540
Vertrue, Inc.(a)	12,727	620,823

		5,087,727

Diversified Financial Services — 0.3%
Financial Federal Corp.	33,772	1,007,081
Portfolio Recovery Associates, Inc.(b)	20,942	1,256,939

		2,264,020

Diversified Telecommunication Services — 0.2%
CT Communications Inc.	26,400	805,464
General Communication, Inc. (Class “A” Stock)(a)	58,938	754,996

		1,560,460

Electric Utilities — 1.0%
ALLETE, Inc.(b)	39,736	1,869,579
Central Vermont Public Services Corp.(b)	13,356	503,254
Cleco Corp.(b)	75,455	1,848,648
El Paso Electric Co.(a)	59,901	1,471,169
UIL Holdings Corp.	32,953	1,090,744
Unisource Energy Corp.	46,097	1,516,130

		8,299,524

Electrical Equipment — 1.9%
Acuity Brands, Inc.(b)	56,839	3,426,254
Baldor Electric Co.(b)	53,927	2,657,523
Belden, Inc.	56,884	3,148,529
C&D Technologies, Inc.(a)(b)	33,536	187,802
Magnetek, Inc.(a)	38,977	200,732
Regal Beloit Corp.	41,885	1,949,328

SEE NOTES TO FINANCIAL STATEMENTS.

A125

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Electrical Equipment (cont’d.)
Smith (A.O.) Corp.	29,815	$1,189,320
Vicor Corp.	25,490	337,233
Woodward Governor Co.(b)	38,621	2,072,789

		15,169,510

Electronic Equipment & Instruments — 5.1%
Aeroflex, Inc.(a)	97,507	1,381,674
Agilysys, Inc.	40,333	907,493
Anixter International, Inc.(a)(b)	41,217	3,099,931
Bell Microproducts, Inc. (Class “B” Stock)(a)	39,722	258,987
Benchmark Electronics, Inc.(a)(b)	95,012	2,149,171
Brightpoint, Inc.(a)(b)	66,529	917,435
Checkpoint Systems, Inc.(a)	51,353	1,296,663
Cognex Corp.(b)	58,182	1,309,677
Coherent, Inc.(a)	40,870	1,246,944
CTS Corp.	46,938	594,235
Daktronics, Inc.(b)	41,662	894,900
Electro Scientific Industries, Inc.(a)	38,215	794,872
FLIR Systems, Inc.(a)b)	86,784	4,013,760
Gerber Scientific, Inc.(a)	30,166	350,529
Insight Enterprises, Inc.(a)(b)	63,219	1,426,853
Itron, Inc.(a)(b)	39,347	3,066,705
Keithley Instruments, Inc.	18,357	230,380
Littelfuse, Inc.(a)	29,440	994,189
LoJack Corp.(a)	24,483	545,726
Mercury Computer Systems, Inc.(a)	28,985	353,617
Methode Electronics, Inc. (Class “A” Stock)	48,926	765,692
MTS Systems Corp.	23,909	1,068,015
Newport Corp.(a)(b)	50,900	787,932
Park Electrochemical Corp.	26,473	746,009
Photo Dynamics, Inc.(a)	21,707	236,606
Planar Systems, Inc.(a)	22,774	170,577
Plexus Corp.(a)	60,600	1,393,194
Radisys Corp.(a)	28,636	355,086
Rogers Corp.(a)(b)	23,080	853,960
Scansource, Inc.(a)(b)	33,651	1,076,495
Technitrol, Inc.	53,355	1,529,688
Trimble Navigation Ltd.(a)	156,392	5,035,823
TTM Technologies, Inc.(a)	55,400	720,200
X-Rite, Inc.(b)	38,005	561,334

		41,134,352

Energy Equipment & Services — 3.3%
Atwood Oceanics, Inc.(a)(b)	35,860	2,460,713
Bristow Group, Inc.(a)(b)	30,823	1,527,280
CARBO Ceramics, Inc.(b)	26,579	1,164,426
Dril-Quip, Inc.(a)(b)	31,728	1,426,174
Hornbeck Offshore Services, Inc.(a)(b)	30,475	1,181,211
Input/Output, Inc.(a)(b)	92,401	1,442,380
Lufkin Industries, Inc.	19,682	1,270,473
Matrix Service Co.(a)(b)	31,700	787,745
Oceaneering International, Inc.(a)	72,575	3,820,348
SEACOR Holdings, Inc.(a)(b)	27,612	2,577,856
Tetra Technologies, Inc.(a)(b)	95,023	2,679,649
Unit Corp.(a)	60,573	3,810,647
W-H Energy Services, Inc.(a)	39,821	2,465,318

		26,614,220

SEE NOTES TO FINANCIAL STATEMENTS.

A126

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Exchange Traded Fund — 0.2%
iShares S&P SmallCap 600 Index(b)	22,094	$1,570,883

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	66,146	1,803,140
Great Atlantic & Pacific Tea Co.(a)(b)	25,491	854,968
Longs Drug Stores Corp.(b)	37,922	1,991,663
Nash-Finch Co.(b)	17,563	869,369
Performance Food Group Co.(a)	46,237	1,502,240
Spartan Stores, Inc.	28,300	931,353
United Natural Foods, Inc.(a)(b)	56,014	1,488,852

		9,441,585

Food Products — 1.7%
Corn Products International, Inc.	97,424	4,427,920
Flowers Foods, Inc.	67,706	2,258,672
Hain Celestial Group, Inc.(a)(b)	51,956	1,410,086
J&J Snack Foods Corp.	17,999	679,282
Lance, Inc.	40,587	956,230
Ralcorp Holdings, Inc.(a)	35,386	1,891,382
Sanderson Farms, Inc.(b)	20,844	938,397
TreeHouse Foods, Inc.(a)	40,818	1,086,167

		13,648,136

Gas Utilities — 3.4%
Atmos Energy Corp.	116,237	3,494,084
Cascade Natural Gas Corp.	15,053	397,550
Energen Corp.(b)	93,897	5,158,701
Laclede Group, Inc. (The)	28,181	898,410
New Jersey Resources Corp.	36,704	1,872,638
Northwest Natural Gas Co.(b)	35,361	1,633,325
Piedmont Natural Gas Co., Inc.(b)	96,743	2,384,715
South Jersey Industries, Inc.	38,614	1,366,163
Southern Union Co.	141,223	4,602,458
Southwest Gas Corp.	55,211	1,866,684
UGI Corp.	139,016	3,792,356

		27,467,084

Health Care Equipment & Supplies — 5.0%
American Medical Systems Holdings, Inc.(a)(b)	94,288	1,700,956
Analogic Corp.	18,361	1,349,717
ArthroCare Corp.(a)(b)	35,977	1,579,750
Biolase Technology, Inc.(a)(b)	31,112	188,850
CONMED Corp.(a)(b)	36,976	1,082,657
Cooper Companies, Inc.	58,421	3,115,008
Cyberonics, Inc.(a)(b)	28,952	486,973
Datascope Corp.	16,621	636,252
DJO, Inc.(a)(b)	30,852	1,273,262
Greatbatch, Inc.(a)	29,256	947,894
Haemonetics Corp.(a)	34,638	1,822,305
Hologic, Inc.(a)(b)	70,595	3,904,610
ICU Medical, Inc.(a)	18,935	813,069
IDEXX Laboratories, Inc.(a)	40,545	3,836,773
Immucor, Inc.(a)(b)	90,196	2,522,782
Integra LifeSciences Holdings Corp.(a)(b)	25,572	1,263,768
Invacare Corp.	41,794	766,084
Kensey Nash Corp.(a)	15,436	413,839
Mentor Corp.(b)	52,046	2,117,231
Meridian Bioscience, Inc.	42,597	922,651
Merit Medical Systems, Inc.(a)	35,815	428,347
Osteotech, Inc.(a)	22,808	164,218

SEE NOTES TO FINANCIAL STATEMENTS.

A127

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Health Care Equipment & Supplies (cont’d.)
Palomar Medical Technologies, Inc.(a)(b)	23,752	$824,432
PolyMedica Corp.(b)	29,598	1,209,078
Possis Medical, Inc.(a)	22,531	245,137
Respironics, Inc.(a)	96,382	4,104,910
SurModics, Inc.(a)(b)	20,004	1,000,200
Symmetry Medical, Inc.(a)	45,900	734,859
Theragenics Corp.(a)	43,440	181,145
Vital Signs, Inc.	10,235	568,554

		40,205,311

Health Care Providers & Services — 4.1%
Amedisys, Inc.(a)(b)	34,004	1,235,365
AMERIGROUP Corp.(a)	68,456	1,629,253
AMN Healthcare Services, Inc.(a)	45,357	997,854
AmSurg Corp.(a)	39,180	945,805
Centene Corp.(a)(b)	57,010	1,221,154
Chemed Corp.	33,126	2,195,923
Cross Country Healthcare, Inc.(a)	28,602	477,081
CryoLife, Inc.(a)	31,660	411,897
Genesis Healthcare Corp.(a)	25,945	1,775,157
Gentiva Health Services, Inc.(a)	36,080	723,765
HealthExtras, Inc.(a)(b)	39,100	1,156,578
Healthways, Inc.(a)(b)	45,888	2,173,715
Hooper Holmes, Inc.(a)	89,693	300,472
inVentiv Health, Inc.(a)(b)	39,417	1,443,056
LCA-Vision, Inc.(b)	26,018	1,229,611
Matria Healthcare, Inc.(a)(b)	28,085	850,414
Odyssey Healthcare, Inc.(a)	44,185	524,034
Option Care, Inc.	34,700	534,380
Owens & Minor, Inc.	52,990	1,851,471
Pediatrix Medical Group, Inc.(a)	63,518	3,503,017
PSS World Medical, Inc.(a)(b)	88,150	1,606,093
RehabCare Group, Inc.(a)	22,811	324,829
Res-Care, Inc.(a)	26,200	553,868
Sierra Health Services, Inc.(a)	73,222	3,044,570
Sunrise Senior Living, Inc.(a)(b)	58,625	2,344,413

		33,053,775

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(a)(b)	63,800	1,625,624

Hotels, Restaurants & Leisure — 3.3%
California Pizza Kitchen, Inc.(a)(b)	38,100	818,388
CEC Entertainment, Inc.(a)(b)	42,511	1,496,387
CKE Restaurants, Inc.(b)	85,838	1,722,769
IHOP Corp.	20,117	1,094,968
Jack in the Box, Inc.(a)(b)	41,009	2,909,179
Landry’s Restaurants, Inc.(b)	22,214	672,196
Marcus Corp.	27,947	664,021
Monarch Casino & Resort, Inc.(a)	13,700	367,845
Multimedia Games, Inc.(a)	36,406	464,541
O’Charleys, Inc.	31,053	626,028
P.F. Chang’s China Bistro, Inc.(a)(b)	33,782	1,189,126
Panera Bread Co. (Class “A” Stock)(a)(b)	41,780	1,924,387
Papa John’s International, Inc.(a)(b)	29,373	844,767
Peet’s Coffee & Tea, Inc.(a)	17,678	435,409
Pinnacle Entertainment, Inc.(a)(b)	78,067	2,197,586
RARE Hospitality International, Inc.(a)(b)	40,213	1,076,502
Red Robin Gourmet Burgers, Inc.(a)(b)	21,965	886,727
Ruth’s Chris Steak House(a)	22,700	385,673

SEE NOTES TO FINANCIAL STATEMENTS.

A128

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Health Care Technology (cont’d.)
Shuffle Master, Inc.(a)(b)	46,066	$764,696
Sonic Corp.(a)(b)	91,050	2,014,026
Steak n Shake Co. (The)(a)	37,239	621,519
Texas Roadhouse, Inc.(a)(b)	69,800	892,742
Triarc Cos., Inc. (Class “B” Stock)	84,790	1,331,203
WMS Industries, Inc.(a)	47,334	1,366,059

		26,766,744

Household Durables — 0.9%
Bassett Furniture Industries, Inc.	15,396	210,155
Champion Enterprises, Inc.(a)(b)	100,393	986,863
Ethan Allen Interiors, Inc.(b)	40,978	1,403,497
La-Z-Boy, Inc.(b)	67,191	770,009
Libbey, Inc.	18,774	404,955
M/I Homes, Inc.	15,837	421,264
Meritage Home Corp.(a)(b)	28,820	770,935
National Presto Industries, Inc.	6,150	383,391
Russ Berrie & Co., Inc.(a)	15,167	282,561
Skyline Corp.	8,894	266,909
Standard Pacific Corp.(b)	84,681	1,484,458

		7,384,997

Household Products — 0.3%
Central Garden & Pet Co. (Class “A” Stock)(a)(b)	93,500	1,096,755
Spectrum Brands, Inc.(a)(b)	50,792	343,862
WD-40 Co.(b)	23,061	758,015

		2,198,632

Industrial Conglomerates — 0.2%
Standex International Corp.	16,319	464,112
Tredegar Corp.	37,109	790,422

		1,254,534

Insurance — 2.9%
Delphi Financial Group, Inc.	56,921	2,380,436
Hilb, Rogal & Hobbs Co.	47,766	2,047,251
Infinity Property & Casualty Corp.	25,429	1,290,013
LandAmerica Financial Group, Inc.(b)	22,400	2,161,376
Philadelphia Consolidated Holding Corp.(a)	75,101	3,139,222
Presidential Life Corp.	28,108	552,603
ProAssurance Corp.(a)	43,634	2,429,105
RLI Corp.	26,059	1,458,001
Safety Insurance Group, Inc.	18,944	784,282
SCPIE Holdings, Inc.(a)	13,193	329,825
Selective Insurance Group, Inc.	75,108	2,018,903
Stewart Information Services Corp.	23,948	953,849
Tower Group, Inc.	25,900	826,210
United Fire & Casualty Co.	27,540	974,365
Zenith National Insurance Corp.(b)	48,548	2,286,125

		23,631,566

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.(a)(b)	18,025	1,088,710
PetMed Express, Inc.(a)	31,792	408,209
Stamps.com, Inc.(a)	24,040	331,271

		1,828,190

Internet Software & Services — 0.9%
Bankrate, Inc.(a)(b)	15,038	720,621
InfoSpace, Inc.	43,148	1,001,465
j2 Global Communications, Inc.(a)(b)	64,666	2,256,843

SEE NOTES TO FINANCIAL STATEMENTS.

A129

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Internet Software & Services (cont’d.)
MIVA, Inc.(a)	38,416	$249,704
United Online, Inc.(b)	87,341	1,440,253
Websense, Inc.(a)(b)	58,879	1,251,179

		6,920,065

IT Services — 1.2%
Authorize.Net Holdings, Inc.(a)	35,900	642,251
CACI International, Inc. (Class “A” Stock)(a)(b)	40,469	1,976,911
Ciber, Inc.(a)	70,685	578,203
eFunds Corp.(a)	61,746	2,179,016
Gevity HR, Inc.(b)	32,016	618,869
ManTech International Corp. (Class “A” Stock)(a)	24,050	741,462
MAXIMUS, Inc.(b)	28,669	1,243,661
SI International, Inc.(a)	17,000	561,340
Startek, Inc.	14,828	159,994
Sykes Enterprises, Inc.(a)	38,742	735,711

		9,437,418

Leisure Equipment & Products — 1.2%
Arctic Cat, Inc.	15,593	308,741
JAKKS Pacific, Inc.(a)	36,768	1,034,652
K2, Inc.(a)	64,502	979,785
MarineMax, Inc.(a)(b)	24,382	488,128
Nautilus Group, Inc.(b)	41,217	496,253
Polaris Industries, Inc.(b)	46,800	2,534,687
Pool Corp.(b)	64,406	2,513,766
RC2 Corp.(a)	27,685	1,107,677
Sturm Ruger & Co., Inc.(a)	23,930	371,394

		9,835,083

Life Sciences Tools & Services — 0.7%
Cambrex Corp.	37,509	497,744
Dionex Corp.(a)(b)	24,896	1,767,368
Enzo Biochem, Inc.(a)(b)	40,713	608,659
Kendle International, Inc.(a)(b)	16,072	590,967
PAREXEL International Corp.(a)(b)	35,846	1,507,683
Pharmanet Development Group, Inc.(a)(b)	24,426	778,701

		5,751,122

Machinery — 4.7%
Albany International Corp. (Class “A” Stock)	38,389	1,552,451
Astec Industries, Inc.(a)(b)	24,882	1,050,518
ASV, Inc.(a)(b)	26,905	464,918
Barnes Group, Inc.(b)	52,612	1,666,748
Briggs & Stratton Corp.(b)	64,760	2,043,826
Cascade Corp.	13,200	1,035,408
CLARCOR, Inc.	67,170	2,514,173
EnPro Industries, Inc.(a)(b)	28,121	1,203,298
Gardner Denver, Inc.(a)	69,268	2,947,353
IDEX Corp.	106,237	4,094,374
Kaydon Corp.	37,028	1,929,899
Lindsay Manufacturing Co.	15,281	676,795
Lydall, Inc.(a)	21,406	312,742
Manitowoc Co., Inc.(b)	81,703	6,567,286
Mueller Industries, Inc.	48,445	1,668,446
Robbins & Myers, Inc.(b)	22,398	1,190,006
Toro Co.	52,811	3,110,040
Valmont Industries, Inc.	22,556	1,641,175
Wabash National Corp.	39,906	583,825
Watts Water Technologies, Inc. (Class “A” Stock)(b)	38,961	1,459,869

		37,713,150

SEE NOTES TO FINANCIAL STATEMENTS.

A130

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Marine — 0.3%
Kirby Corp.(a)	69,764	$2,678,240

Media — 0.6%
4Kids Entertainment, Inc.(a)	17,188	257,820
Arbitron, Inc.	39,233	2,021,676
Live Nation, Inc.(a)	85,750	1,919,085
Radio One, Inc. (Class “D” Stock)(a)	100,725	711,119

		4,909,700

Metals & Mining — 2.4%
AMCOL International Corp.(b)	28,712	784,125
Brush Engineered Materials, Inc.(a)(b)	26,635	1,118,404
Castle (A.M.) & Co.	20,716	743,912
Century Aluminum Co.(a)(b)	37,045	2,023,768
Chaparral Steel Co.(b)	61,293	4,405,127
Cleveland-Cliffs, Inc.(b)	53,757	4,175,306
Quanex Corp.(b)	48,550	2,364,385
RTI International Metals, Inc.(a)	30,256	2,280,395
Ryerson, Inc.(b)	34,691	1,306,116

		19,201,538

Multiline Retail — 0.1%
Fred’s, Inc.	52,335	700,242
Tuesday Morning Corp.(b)	39,024	482,337

		1,182,579

Multi-Utilities — 0.3%
Avista Corp.	68,893	1,484,645
CH Energy Group, Inc.	17,718	796,778

		2,281,423

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp. (Class “A” Stock)	126,876	4,679,187
Helix Energy Solutions Group, Inc.(a)(b)	119,538	4,770,762
Massey Energy Corp.	106,182	2,829,750
Penn Virginia Corp.	49,306	1,982,101
Petroleum Development Corp.(a)(b)	19,328	917,693
St. Mary Land & Exploration Co.	82,201	3,010,201
Stone Energy Corp.(a)	36,566	1,252,751
Swift Energy Co.(a)	38,621	1,651,434
World Fuel Services Corp.	37,360	1,571,362

		22,665,241

Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.(a)	49,727	769,277
Deltic Timber Corp.	13,371	732,998
Neenah Paper, Inc.	19,421	801,310
Pope & Talbot, Inc.(a)(b)	21,492	85,323
Schweitzer-Mauduit International, Inc.	20,570	637,670
Wausau Paper Corp.	58,399	782,547

		3,809,125

Personal Products — 0.4%
Chattem, Inc.(a)(b)	24,900	1,578,162
Mannatech, Inc.(b)	20,725	329,320
Playtex Products, Inc.(a)	73,031	1,081,589
USANA Health Sciences, Inc.(a)(b)	11,188	500,551

		3,489,622

Pharmaceuticals — 0.8%
Alpharma, Inc. (Class “A” Stock)(b)	44,294	1,152,087
Bradley Pharmaceuticals, Inc.(a)	21,564	468,154

SEE NOTES TO FINANCIAL STATEMENTS.

A131

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Pharmaceuticals (cont’d.)
MGI Pharma, Inc.(a)(b)	104,350	$2,334,310
Noven Pharmaceuticals, Inc.(a)	32,432	760,530
Sciele Pharma, Inc.(a)(b)	38,730	912,479
ViroPharma, Inc.(a)(b)	91,300	1,259,940

		6,887,500

Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	42,019	1,090,393
Colonial Properties Trust	60,819	2,216,853
EastGroup Properties, Inc.	31,096	1,362,627
Entertainment Properties Trust	34,921	1,878,051
Essex Property Trust, Inc.(b)	33,980	3,951,873
Inland Real Estate Corp.(b)	85,313	1,448,615
Kilroy Realty Corp.(b)	42,872	3,037,052
Kite Realty Group Trust	37,800	718,956
Lexington Corporate Properties Trust(b)	86,560	1,800,448
LTC Properties, Inc.	27,192	618,618
Medical Properties Trust, Inc.(b)	64,000	846,720
Mid-America Apartment Communities, Inc.(b)	33,335	1,749,421
National Retail Properties, Inc.(b)	87,310	1,908,597
Parkway Properties, Inc.	20,834	1,000,657
PS Business Parks, Inc.	21,002	1,330,897
Senior Housing Properties Trust(b)	97,459	1,983,291
Sovran Self Storage, Inc	26,956	1,298,201
Tanger Factory Outlet Centers(b)	41,000	1,535,450

		29,776,720

Road & Rail — 1.5%
Arkansas Best Corp.(b)	32,858	1,280,476
Heartland Express, Inc.(b)	77,146	1,257,480
Kansas City Southern(a)(b)	100,527	3,773,783
Knight Transportation, Inc.(b)	75,606	1,465,244
Landstar System, Inc.	72,735	3,509,464
Old Dominion Freight Line, Inc.(a)	36,592	1,103,249

		12,389,696

Semiconductors & Semiconductor Equipment — 3.6%
Actel Corp.(a)	34,034	473,413
Advanced Energy Industries, Inc.(a)	46,644	1,056,953
AMIS Holdings, Inc.(a)	84,700	1,060,444
ATMI, Inc.(a)(b)	45,153	1,354,590
Axcelis Technologies, Inc.(a)(b)	132,973	862,995
Brooks Automation, Inc.(a)(b)	99,014	1,797,104
Cabot Microelectronics Corp.(a)(b)	31,119	1,104,413
Cohu, Inc.	29,737	661,648
Cymer, Inc.(a)(b)	47,256	1,899,691
Diodes, Inc.(a)(b)	26,429	1,103,939
DSP Group, Inc.(a)	37,297	763,470
Exar Corp.(a)	47,520	636,768
FEI Co.(a)(b)	34,035	1,104,776
Kopin Corp.(a)	88,803	346,332
Kulicke & Soffa Industries, Inc.(a)	75,267	788,045
Microsemi Corp.(a)(b)	99,800	2,390,211
MKS Instruments, Inc.(a)(b)	48,700	1,348,990
Pericom Semiconductor Corp.(a)	33,989	379,317
Phototronics, Inc.(a)	54,714	814,144
Rudolph Technologies, Inc.(a)(b)	32,656	542,416
Skyworks Solutions, Inc.(a)(b)	213,581	1,569,820
Standard Microsystems Corp.(a)(b)	29,648	1,018,112

SEE NOTES TO FINANCIAL STATEMENTS.

A132

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment (cont’d.)
Supertex, Inc.(a)(b)	18,057	$565,906
Ultratech, Inc.(a)	30,369	404,819
Varian Semiconductor Equipment Associates, Inc.(a)(b)	102,931	4,123,417
Veeco Instruments, Inc.(a)	40,736	844,865

		29,016,598

Software — 3.4%
Ansoft Corp.(a)	22,900	675,321
ANSYS, Inc.(a)(b)	101,480	2,689,220
Blackbaud, Inc.(b)	58,000	1,280,640
Captaris, Inc.(a)	35,889	183,752
Catapult Communications Corp.(a)	12,943	128,395
Concur Technologies, Inc.(a)(b)	38,000	868,300
Epicor Software Corp.(a)(b)	76,008	1,130,239
EPIQ Systems, Inc.(a)(b)	28,573	461,740
FactSet Research Systems, Inc.(b)	49,266	3,367,330
Informatica Corp.(a)(b)	114,300	1,688,211
JDA Software Group, Inc.(a)	38,701	759,701
Manhattan Associates, Inc.(a)	35,293	985,028
MICROS Systems, Inc.(a)	53,073	2,887,170
Napster, Inc.(a)	60,677	206,302
Phoenix Technologies Ltd.(a)	33,737	284,403
Progress Software Corp.(a)	53,645	1,705,375
Quality Systems, Inc.(b)	22,392	850,224
Radiant Systems, Inc.(a)	33,982	449,922
Secure Computing Corp.(a)	87,916	667,282
Sonic Solutions, Inc.(a)(b)	33,967	428,324
SPSS, Inc.(a)	24,076	1,062,715
Take -Two Interactive Software, Inc.(a)(b)	95,386	1,904,858
THQ, Inc.(a)(b)	85,832	2,619,593

		27,284,045

Specialty Retail — 4.5%
Aaron Rents, Inc.	63,796	1,862,843
Big 5 Sporting Goods Corp.	29,700	757,350
Brown Shoe Co., Inc.	57,816	1,406,085
Cato Corp. (The) (Class “A” Stock)	41,191	903,731
Charlotte Russe Holdings, Inc.(a)	33,100	889,397
Children’s Place Retail Stores, Inc. (The)(a)(b)	30,538	1,576,982
Christopher & Banks Corp.	47,403	812,961
Cost Plus, Inc.(a)(b)	28,837	244,538
Dress Barn, Inc.(a)(b)	60,512	1,241,706
Finish Line, Inc. (Class “A” Stock)	54,807	499,292
Genesco, Inc.(a)	29,463	1,541,210
Group 1 Automotive, Inc.(b)	31,819	1,283,578
Guitar Center, Inc.(a)(b)	38,674	2,313,092
Gymboree Corp.(a)(b)	41,121	1,620,579
Haverty Furniture Cos., Inc.	29,661	346,144
Hibbett Sports, Inc.(a)(b)	41,562	1,137,968
Hot Topic, Inc.(a)	57,850	628,830
Jo-Ann Stores, Inc.(a)(b)	31,906	907,088
Jos. A. Bank Clothiers, Inc.(a)(b)	23,644	980,517
Lithia Motors, Inc.	20,800	527,072
Men’s Wearhouse, Inc.	69,285	3,538,384
Midas, Inc.(a)(b)	15,024	340,594
Pep Boys-Manny, Moe & Jack	71,128	1,433,940
Select Comfort Corp.(a)(b)	65,362	1,060,172
Sonic Automotive, Inc.	40,046	1,160,133
Stage Stores, Inc.	56,341	1,180,907

SEE NOTES TO FINANCIAL STATEMENTS.

A133

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Specialty Retail (cont’d.)
Stein Mart, Inc.	35,346	$433,342
Tractor Supply Co.(a)(b)	44,799	2,331,787
Tween Brands, Inc.(a)(b)	41,902	1,868,829
Zale Corp.(a)	64,101	1,526,245

		36,355,296

Textiles, Apparel & Luxury Goods — 2.5%
Ashworth, Inc.(a)	18,996	132,972
Crocs, Inc.(a)(b)	87,820	3,778,896
Deckers Outdoor Corp.(a)(b)	14,362	1,449,126
Fossil, Inc.(a)(b)	59,125	1,743,596
Iconix Brand Group, Inc.(a)(b)	73,700	1,637,614
Kellwood Co.	33,859	952,115
K-Swiss, Inc.	34,667	982,116
Movado Group, Inc.	26,800	904,232
Oxford Industries, Inc.(b)	20,118	892,032
Quiksilver, Inc.(a)(b)	159,996	2,260,743
Skechers USA, Inc. (Class “A” Stock)(a)	35,641	1,040,717
Stride Rite Corp.	47,755	967,516
Unifirst Corp.	18,700	823,735
Volcom, Inc.(a)(b)	19,100	957,483
Wolverine World Wide, Inc.	72,682	2,014,018

		20,536,911

Thrifts & Mortgage Finance — 1.7%
Anchor BanCorp Wisconsin, Inc.	23,459	614,391
Bank Mutual Corp.	72,335	834,023
BankAtlantic Bancorp, Inc. (Class “A” Stock)	58,966	507,697
BankUnited Financial Corp. (Class “A” Stock)	41,770	838,324
Brookline Bancorp, Inc.	80,512	926,693
Corus Bankshares, Inc.(b)	43,400	749,084
Dime Community Bancshares	35,221	464,565
Downey Financial Corp.(b)	25,565	1,686,779
FirstFed Financial Corp.(a)(b)	21,724	1,232,403
Flagstar Bancorp, Inc.	50,787	611,983
Franklin Bank Corp.(a)(b)	30,896	460,350
Fremont General Corp.(b)	88,573	953,045
MAF Bancorp, Inc.	36,701	1,991,397
Triad Guaranty, Inc.(a)(b)	16,000	638,880
TrustCo Bank Corp.(b)	98,251	970,720

		13,480,334

Tobacco — 0.1%
Alliance One International, Inc.(a)	114,946	1,155,207

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	48,454	1,429,393
Kaman Corp. (Class “A” Stock)	31,836	992,965
Lawson Products, Inc.	5,440	210,528
Watsco, Inc.	32,331	1,758,806

		4,391,692

Water Utilites — 0.1%
American States Water Co.(b)	22,329	794,243

TOTAL LONG-TERM INVESTMENTS (cost $516,550,010)		790,665,131

SEE NOTES TO FINANCIAL STATEMENTS.

A134

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 41.1%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 41.0%
Dryden Core Investment Fund — Taxable Money Market Series (cost $331,977,499; includes $313,200,404 of cash collateral received for securities on loan)(Note 4)(c)(d)	331,977,499	$331,977,499

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bills (cost $940,318)(e)(f) 4.54%, 9/20/07	$950	940,099

TOTAL SHORT-TERM INVESTMENTS (cost $332,917,817)		332,917,598

TOTAL INVESTMENTS — 138.6% (cost $849,467,827)		1,123,582,729
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (38.6%)		(313,054,084)

NET ASSETS — 100.0%		$810,528,645

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $298,940,671; cash collateral of $313,200,404 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Depreciation
Long Position:
48	Russell 2000	Sept. 07	$20,210,400	$20,516,563	$(306,163)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 38.6% of collateral received for securities on loan)	41.0%
Commercial Banks	5.7
Electronic Equipment & Instruments	5.1
Health Care Equipment & Supplies	5.0
Machinery	4.7
Specialty Retail	4.5
Health Care Providers & Services	4.1
Real Estate Investment Trusts (REITs)	3.7
Semiconductors & Semiconductor Equipment	3.6
Commercial Services & Supplies	3.5
Gas Utilities	3.4
Software	3.4
Energy Equipment & Services	3.3
Hotels, Restaurants & Leisure	3.3
Insurance	2.9
Oil, Gas & Consumable Fuels	2.8
Aerospace & Defense	2.5
Textiles, Apparel & Luxury Goods	2.5
Metals & Mining	2.4
Electrical Equipment	1.9
Communications Equipment	1.7
Food Products	1.7
Thrifts & Mortgage Finance	1.7
Construction & Engineering	1.5
Road & Rail	1.5
Chemicals	1.2
Food & Staples Retailing	1.2
IT Services	1.2
Leisure Equipment & Products	1.2
Building Products	1.1
Computers & Peripherals	1.0
Electric Utilities	1.0
Household Durables	0.9
Internet Software & Services	0.9
Pharmaceuticals	0.8
Biotechnology	0.7
Capital Markets	0.7
Containers & Packaging	0.7
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.6
Diversified Consumer Services	0.6
Media	0.6
Construction Materials	0.5
Paper & Forest Products	0.5
Trading Companies & Distributors	0.5
Consumer Finance	0.4
Distributors	0.4
Personal Products	0.4
Airlines	0.3
Automobiles	0.3
Diversified Financial Services	0.3
Household Products	0.3
Marine	0.3
Multi-Utilities	0.3
Auto Components	0.2
Diversified Telecommunication Services	0.2
Exchange Traded Fund	0.2
Health Care Technology	0.2
Industrial Conglomerates	0.2
Internet & Catalog Retail	0.2
Multiline Retail	0.1
Tobacco	0.1
U.S. Government Obligation	0.1
Water Utilities	0.1

138.6
Liabilities in excess of other assets	(38.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $298,940,671:
Unaffiliated investments (cost $517,490,328)	$791,605,230
Affiliated investments (cost $331,977,499)	331,977,499
Cash	280,107
Dividends and interest receivable	758,344
Receivable for Series shares sold	23,489
Prepaid expenses	1,800

Total Assets	1,124,646,469

LIABILITIES
Collateral for securities on loan	313,200,404
Payable for Series shares repurchased	446,147
Management fee payable	270,099
Accrued expenses and other liabilities	98,256
Due to broker—variation margin	74,450
Payable for investments purchased	27,930
Transfer agent fee payable	538

Total Liabilities	314,117,824

NET ASSETS	$810,528,645

Net assets were comprised of:
Paid-in capital	$438,258,208
Retained earnings	372,270,437

Net assets, June 30, 2007	$810,528,645

Net asset value and redemption price per share, $810,528,645 / 32,114,618 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$25.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $741)	$4,925,543
Affiliated income from securities loaned, net	551,231
Affiliated dividend income	456,009
Interest	27,757

5,960,540

EXPENSES
Management fee	1,594,012
Custodian’s fees and expenses	94,000
Shareholders’ reports	70,000
Insurance expenses	11,000
Trustees’ fees	9,000
Audit fee	8,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	1,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000)(Note 4)	1,000
Miscellaneous	32,450

Total expenses	1,825,462

NET INVESTMENT INCOME	4,135,078

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	46,255,996
Futures transactions	1,103,894

47,359,890

Net change in unrealized appreciation (depreciation) on:
Investments	13,216,468
Futures	(327,988)

12,888,480

NET GAIN ON INVESTMENTS	60,248,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,383,448

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,135,078	$4,489,036
Net realized gain on investments	47,359,890	51,116,609
Net change in unrealized appreciation (depreciation) on investments	12,888,480	48,085,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,383,448	103,691,048

DISTRIBUTIONS	—	(39,883,482)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,216,323 and 1,425,583 shares, respectively]	28,648,008	32,193,709
Series shares issued in reinvestment of distributions [0 and 1,770,000 shares, respectively]	—	39,883,482
Series shares repurchased [2,465,564 and 4,365,943 shares, respectively]	(59,639,730)	(97,080,147)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(30,991,722)	(25,002,956)

TOTAL INCREASE IN NET ASSETS	33,391,726	38,804,610
NET ASSETS:
Beginning of period	777,136,919	738,332,309

End of period	$810,528,645	$777,136,919

SEE NOTES TO FINANCIAL STATEMENTS.

A137

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace/Defense — 2.7%
Boeing Co.	201,836	$19,408,550
General Dynamics Corp.	99,600	7,790,712
Goodrich Corp.	31,800	1,894,008
Honeywell International, Inc.(b)	202,250	11,382,630
L-3 Communications Holdings, Inc.	32,900	3,204,131
Lockheed Martin Corp.	90,498	8,518,577
Northrop Grumman Corp.	95,026	7,399,675
Precision Castparts Corp.	31,800	3,859,248
Raytheon Co.	111,618	6,015,094
Rockwell Collins, Inc.	41,500	2,931,560
United Technologies Corp.	252,200	17,888,546

		90,292,731

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	38,800	2,037,776
FedEx Corp.	74,240	8,238,413
United Parcel Service, Inc. (Class B Stock)(b)	260,100	18,987,300

		29,263,489

Airlines — 0.1%
Southwest Airlines Co.	176,637	2,633,658

Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)(b)	49,200	1,710,192
Johnson Controls, Inc.	46,100	5,336,997

		7,047,189

Automobiles — 0.4%
Ford Motor Co.( b)	462,045	4,352,464
General Motors Corp.(b)	139,100	5,257,980
Harley-Davidson, Inc.	63,100	3,761,391

		13,371,835

Beverages — 2.0%
Anheuser-Busch Cos., Inc.	185,900	9,696,544
Brown-Forman Corp. (Class B Stock)	16,200	1,183,896
Coca-Cola Co. (The)	492,700	25,773,137
Coca-Cola Enterprises, Inc.	71,800	1,723,200
Constellation Brands, Inc. (Class A Stock)(a)(b)	38,200	927,496
Molson Coors Brewing Co. (Class B Stock)	11,600	1,072,536
Pepsi Bottling Group, Inc.	33,600	1,131,648
PepsiCo, Inc.	406,440	26,357,634

		67,866,091

Biotechnology — 1.1%
Amgen, Inc.(a)(b)	287,164	15,877,298
Biogen Idec, Inc.(a)	86,825	4,645,138
Celgene Corp.(a)(b)	87,200	4,999,176
Genzyme Corp.(a)	65,000	4,186,000
Gilead Sciences, Inc.(a)	219,800	8,521,646

		38,229,258

Building Products — 0.2%
American Standard Cos., Inc.	38,900	2,294,322
Masco Corp.	101,400	2,886,858

		5,181,180

Capital Markets — 3.8%
Ameriprise Financial, Inc.	59,800	3,801,486
Bank of New York Co., Inc. (The)	191,000	7,915,040
Bear Stearns Cos., Inc.(b)	32,110	4,495,400

SEE NOTES TO FINANCIAL STATEMENTS.

A138

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Capital Markets (cont’d.)
Charles Schwab Corp.	256,700	$5,267,484
E*Trade Financial Corp.(a)	106,800	2,359,212
Federated Investors, Inc. (Class B Stock)	22,600	866,258
Franklin Resources, Inc.	42,400	5,616,728
Goldman Sachs Group, Inc.	104,800	22,715,400
Janus Capital Group, Inc.(b)	61,500	1,712,160
Legg Mason, Inc.	32,800	3,226,864
Lehman Brothers Holdings, Inc.(b)	139,600	10,402,992
Mellon Financial Corp.(b)	105,700	4,650,800
Merrill Lynch & Co., Inc.	226,100	18,897,438
Morgan Stanley	267,610	22,447,127
Northern Trust Corp.	47,100	3,025,704
State Street Corp.	85,600	5,855,040
T. Rowe Price Group, Inc.	60,600	3,144,534

		126,399,667

Chemicals — 1.6%
Air Products & Chemicals, Inc.	55,700	4,476,609
Ashland, Inc.	18,600	1,189,470
Dow Chemical Co.	239,561	10,593,387
Du Pont (E.I.) de Nemours & Co.	226,891	11,535,138
Eastman Chemical Co.	20,900	1,344,497
Ecolab, Inc.(b)	48,800	2,083,760
Hercules, Inc.(a)	27,900	548,235
International Flavors & Fragrances, Inc.	18,700	975,018
Monsanto Co.	133,996	9,050,090
PPG Industries, Inc.	41,000	3,120,510
Praxair, Inc.	79,000	5,687,210
Rohm and Haas Co.	38,800	2,121,584
Sigma-Aldrich Corp.	25,600	1,092,352

		53,817,860

Commercial Banks — 3.8%
BB&T Corp.	136,000	5,532,480
Comerica, Inc.	41,250	2,453,138
Commerce Bancorp, Inc.	38,300	1,416,717
Compass Bancshares, Inc.	27,200	1,876,256
Fifth Third Bancorp.	138,949	5,526,002
First Horizon National Corp.(b)	29,600	1,154,400
Huntington Bancshares, Inc.	63,875	1,452,518
KeyCorp.	107,500	3,690,475
M&T Bank Corp.	20,100	2,148,690
Marshall & Ilsley Corp.	58,700	2,795,881
National City Corp.(b)	148,100	4,934,692
PNC Financial Services Group, Inc.(b)	84,300	6,034,194
Regions Financial Corp.	184,712	6,113,967
SunTrust Banks, Inc.	87,700	7,519,398
Synovus Financial Corp.	71,900	2,207,330
US Bancorp	439,581	14,484,194
Wachovia Corp.	491,855	25,207,569
Wells Fargo & Co.	834,620	29,353,585
Zions Bancorporation	27,700	2,130,407

		126,031,893

Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(a)	71,800	966,428
Avery Dennison Corp.	25,000	1,662,000
Cintas Corp.	35,800	1,411,594

SEE NOTES TO FINANCIAL STATEMENTS.

A139

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services & Supplies (cont’d.)
Donnelley (R.R.) & Sons Co.	54,200	$2,358,242
Equifax, Inc.(b)	31,100	1,381,462
Monster Worldwide, Inc.(a)	22,900	941,190
Pitney Bowes, Inc.	55,900	2,617,238
Robert Half International, Inc.	43,200	1,576,800
Waste Management, Inc.	132,830	5,187,012

		18,101,966

Communications Equipment — 2.6%
ADC Telecommunications, Inc.(a)(b)	27,200	498,576
Avaya, Inc.(a)	110,908	1,867,691
Ciena Corp.(a)(b)	19,657	710,207
Cisco Systems, Inc.(a)	1,489,400	41,479,790
Corning, Inc.(a)	371,500	9,491,825
JDS Uniphase Corp.(a)(b)	24,887	334,232
Juniper Networks, Inc.(a)(b)	123,700	3,113,529
Motorola, Inc.	574,595	10,170,332
QUALCOMM, Inc.	407,200	17,668,408
Tellabs, Inc.(a)	108,000	1,162,080

		86,496,670

Computers & Peripherals — 3.9%
Apple, Inc.(a)	210,600	25,701,624
Dell, Inc.(a)	559,900	15,985,145
EMC Corp.(a)(b)	549,974	9,954,529
Hewlett-Packard Co.	661,616	29,521,306
International Business Machines Corp.(b)	342,200	36,016,550
Lexmark International, Inc.(a)(b)	23,614	1,164,406
NCR Corp.(a)	46,300	2,432,602
Network Appliance, Inc.(a)	92,100	2,689,320
QLogic Corp.(a)(b)	36,100	601,065
SanDisk Corp.(a)(b)	47,300	2,314,862
Sun Microsystems, Inc.(a)	817,800	4,301,628

		130,683,037

Construction & Engineering — 0.1%
Fluor Corp.(b)	23,500	2,617,195

Construction Materials — 0.1%
Vulcan Materials Co.(b)	25,400	2,909,316

Consumer Finance — 0.9%
American Express Co.	296,100	18,115,398
Capital One Financial Corp.	101,269	7,943,540
SLM Corp.(b)	98,600	5,677,388

		31,736,326

Containers & Packaging — 0.2%
Ball Corp.(b)	23,400	1,244,178
Bemis Co.	25,900	859,362
Pactiv Corp.(a)	33,000	1,052,370
Sealed Air Corp.	39,820	1,235,216
Temple-Inland, Inc.	26,300	1,618,239

		6,009,365

Distributors — 0.1%
Genuine Parts Co.	46,225	2,292,760

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	29,800	1,741,214
H&R Block, Inc.	79,500	1,857,915

		3,599,129

SEE NOTES TO FINANCIAL STATEMENTS.

A140

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Diversified Financial Services — 5.1%
Bank of America Corp.	1,111,307	$54,331,798
Chicago Mercantile Exchange Holdings, Inc.(b)	8,200	4,381,752
CIT Group, Inc.	52,300	2,867,609
Citigroup, Inc.	1,216,976	62,418,698
JPMorgan Chase & Co.	862,285	41,777,708
Moody’s Corp.	61,920	3,851,424

		169,628,989

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,535,511	63,723,706
CenturyTel, Inc.	30,000	1,471,500
Citizens Communications Co.(b)	90,300	1,378,881
Embarq Corp.	35,176	2,229,103
Qwest Communications International, Inc.(a)(b)	391,647	3,798,976
Verizon Communications, Inc.(b)	716,438	29,495,752
Windstream Corp.	117,565	1,735,259

		103,833,177

Electric Utilities — 1.8%
Allegheny Energy, Inc.(a)	37,600	1,945,424
American Electric Power Co., Inc.	102,140	4,600,386
Duke Energy Corp.	308,482	5,645,221
Edison International	79,300	4,450,316
Entergy Corp.	50,100	5,378,235
Exelon Corp.	164,350	11,931,810
FirstEnergy Corp.	80,136	5,187,203
FPL Group, Inc.	98,100	5,566,194
Pinnacle West Capital Corp.	26,000	1,036,100
PPL Corp.(b)	92,500	4,328,075
Progress Energy, Inc.(b)	59,414	2,708,684
Southern Co.	179,100	6,141,339

		58,918,987

Electrical Equipment — 0.4%
Cooper Industries, Ltd. (Class A Stock)	46,000	2,626,140
Emerson Electric Co.	197,500	9,243,000
Rockwell Automation, Inc.	45,800	3,180,352

		15,049,492

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	107,082	4,116,232
Jabil Circuit, Inc.	30,900	681,963
Molex, Inc.	32,600	978,326
Solectron Corp.(a)	236,000	868,480
Tektronix, Inc.	18,300	617,442

		7,262,443

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.(b)	79,830	6,716,098
BJ Services Co.	64,300	1,828,692
ENSCO International, Inc.	32,200	1,964,522
Halliburton Co.(b)	236,300	8,152,350
Nabors Industries Ltd.(a)	69,600	2,323,248
National-Oilwell Varco, Inc.(a)	43,200	4,503,168
Noble Corp.	32,800	3,198,656
Rowan Cos., Inc.	15,200	622,896
Schlumberger Ltd.(b)	288,700	24,522,178
Smith International, Inc.(b)	41,900	2,457,016
Transocean, Inc.(a)	73,133	7,750,635
Weatherford International Ltd.(a)	81,500	4,502,060

		68,541,519

SEE NOTES TO FINANCIAL STATEMENTS.

A141

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	114,232	$6,684,857
CVS Caremark Corp.	367,838	13,407,695
Kroger Co.	186,300	5,240,619
Safeway, Inc.	117,300	3,991,719
SUPERVALU, Inc.	46,408	2,149,619
Sysco Corp.	153,700	5,070,563
Walgreen Co.	249,400	10,858,876
Wal-Mart Stores, Inc.	607,700	29,236,447
Whole Foods Market, Inc.(b)	31,300	1,198,790

		77,839,185

Food Products — 1.4%
Archer-Daniels-Midland Co.	166,138	5,497,506
Campbell Soup Co.(b)	48,800	1,893,928
ConAgra Foods, Inc.	132,900	3,569,694
Dean Foods Co.	31,800	1,013,466
General Mills, Inc.	84,100	4,913,122
Heinz (H.J.) & Co.	80,350	3,814,215
Hershey Foods Corp.	43,300	2,191,846
Kellogg Co.	63,700	3,299,023
Kraft Foods, Inc.	398,611	14,051,038
McCormick & Co., Inc.	31,300	1,195,034
Sara Lee Corp.	185,900	3,234,660
Tyson Foods, Inc. (Class A Stock)	51,800	1,193,472
Wrigley (William) Jr. Co.(b)	49,100	2,715,721

		48,582,725

Gas Utilities — 0.1%
Nicor, Inc.	12,200	523,624
Questar Corp.	39,800	2,103,430

		2,627,054

Healthcare Equipment & Supplies — 1.6%
Bausch & Lomb, Inc.	9,500	659,680
Baxter International, Inc.	164,700	9,279,198
Becton Dickinson & Co.	65,800	4,902,100
Biomet, Inc.	51,025	2,332,863
Boston Scientific Corp.(a)	262,699	4,029,803
C.R. Bard, Inc.	26,600	2,197,958
Hospira, Inc.(a)	42,820	1,671,693
Medtronic, Inc.	283,300	14,691,938
St. Jude Medical, Inc.(a)	83,100	3,447,819
Stryker Corp.(b)	69,500	4,384,755
Varian Medical Systems, Inc.(a)	20,600	875,706
Zimmer Holdings, Inc.(a)(b)	58,686	4,981,855

		53,455,368

Healthcare Providers & Services — 2.3%
Aetna, Inc.	139,548	6,893,671
AmerisourceBergen Corp.	58,400	2,889,048
Cardinal Health, Inc.	99,875	7,055,170
CIGNA Corp.	82,000	4,282,040
Coventry Health Care, Inc.(a)	39,750	2,291,588
Express Scripts, Inc.(a)(b)	64,000	3,200,640
Humana, Inc.(a)	41,900	2,552,129
Laboratory Corp. of America Holdings(a)(b)	33,800	2,645,188
Manor Care, Inc.(b)	12,750	832,448
McKesson Corp.	68,107	4,061,901
Medco Health Solutions, Inc.(a)	72,296	5,638,365

SEE NOTES TO FINANCIAL STATEMENTS.

A142

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Healthcare Providers & Services (cont’d.)
Patterson Cos., Inc.(a)	24,300	$905,661
Quest Diagnostics, Inc.(b)	38,300	1,978,195
Tenet Healthcare Corp.(a)(b)	111,100	723,261
UnitedHealth Group, Inc.	342,200	17,500,108
Wellpoint, Inc.(a)	160,200	12,788,766

		76,238,179

Healthcare Technology
IMS Health, Inc.	51,320	1,648,912

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(b)	106,800	5,208,636
Darden Restaurants, Inc.	38,650	1,700,214
Harrah’s Entertainment, Inc.	41,950	3,576,657
Hilton Hotels Corp.(b)	84,000	2,811,480
International Game Technology	76,000	3,017,200
Marriott International, Inc. (Class A Stock)(b)	81,300	3,515,412
McDonald’s Corp.	300,000	15,228,000
Starbucks Corp.(a)	178,100	4,673,344
Starwood Hotels & Resorts Worldwide, Inc.	48,500	3,252,895
Wendy’s International, Inc.	21,700	797,475
Wyndham Worldwide Corp.(a)	44,763	1,623,106
Yum! Brands, Inc.	139,800	4,574,256

		49,978,675

Household Durables — 0.5%
Black & Decker Corp.	16,500	1,457,115
Centex Corp.	24,600	986,460
D.R. Horton, Inc.(b)	52,200	1,040,346
Fortune Brands, Inc.	33,000	2,718,210
Harman International Industries, Inc.	14,100	1,646,880
KB Home	21,932	863,463
Leggett & Platt, Inc.	44,300	976,815
Lennar Corp. (Class A Stock)	29,000	1,060,240
Newell Rubbermaid, Inc.	64,649	1,902,620
Pulte Homes, Inc.	35,700	801,465
Snap-On, Inc.	12,300	621,273
Stanley Works	19,100	1,159,370
Whirlpool Corp.	17,507	1,946,778

		17,181,035

Household Products — 2.0%
Clorox Co.	37,900	2,353,590
Colgate-Palmolive Co.	124,600	8,080,310
Kimberly-Clark Corp.	119,088	7,965,796
Procter & Gamble Co.	776,081	47,488,395

		65,888,091

Independent Power Producers & Energy Traders — 0.5%
AES Corp.(a)	159,700	3,494,236
Constellation Energy Group, Inc.	48,350	4,214,670
Dynegy Inc.(a)	87,800	828,832
TXU Corp.	112,512	7,572,058

		16,109,796

Industrial Conglomerates — 3.9%
3M Co.	181,300	15,735,027
General Electric Co.	2,531,400	96,901,991
Textron, Inc.	29,700	3,270,267
Tyco International Ltd.	483,843	16,349,055

		132,256,340

SEE NOTES TO FINANCIAL STATEMENTS.

A143

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Insurance — 4.5%
ACE Ltd.	83,700	$5,232,924
AFLAC, Inc.(b)	121,100	6,224,540
Allstate Corp.	162,088	9,970,033
Ambac Financial Group, Inc.	28,800	2,511,072
American International Group, Inc.	645,087	45,175,442
Aon Corp.(b)	74,725	3,184,032
Assurant, Inc.	22,000	1,296,240
Chubb Corp.	109,300	5,917,502
Cincinnati Financial Corp.	43,228	1,876,095
Genworth Financial, Inc. (Class A Stock)	112,300	3,863,120
Hartford Financial Services Group, Inc.	80,600	7,939,906
Lincoln National Corp.	71,363	5,063,205
Loews Corp.	108,200	5,516,036
Marsh & McLennan Cos., Inc.(b)	127,100	3,924,848
MBIA, Inc.	38,850	2,417,247
MetLife, Inc.	192,300	12,399,504
Principal Financial Group, Inc.	66,300	3,864,627
Progressive Corp.(b)	183,100	4,381,583
SAFECO Corp.(b)	28,100	1,749,506
Torchmark Corp.	24,100	1,614,700
Travelers Cos., Inc	172,898	9,250,043
UnumProvident Corp.	86,456	2,257,366
XL Capital Ltd. (Class A Stock)	45,300	3,818,337

		149,447,908

Internet & Catalog Retail — 0.2%
Amazon.Com, Inc.(a)	70,600	4,829,746
IAC/InterActiveCorp.(a)	45,200	1,564,372

		6,394,118

Internet Software & Services — 1.4%
eBay, Inc.(a)	285,300	9,180,954
Google, Inc. (Class A Stock)(a)	53,650	28,079,337
VeriSign, Inc.(a)(b)	50,500	1,602,365
Yahoo!, Inc.(a)	294,300	7,984,359

		46,847,015

IT Services — 1.1%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,435,016
Automatic Data Processing, Inc.	136,000	6,591,920
Cognizant Technology Solutions Corp. (Class A Stock)(a)	32,300	2,425,407
Computer Sciences Corp.(a)	42,700	2,525,705
Convergys Corp.(a)	37,600	911,424
Electronic Data Systems Corp.	123,300	3,419,109
Fidelity National Information Services, Inc.(b)	34,400	1,867,232
First Data Corp.	171,904	5,616,104
Fiserv, Inc.(a)	49,000	2,783,200
Paychex, Inc.(b)	86,750	3,393,660
Unisys Corp.(a)	67,000	612,380
Western Union Co.	192,004	3,999,443

		35,580,600

Leisure Equipment & Products — 0.2%
Brunswick Corp.	26,400	861,432
Eastman Kodak Co.(b)	57,000	1,586,310
Hasbro, Inc.	42,650	1,339,637
Mattel, Inc.(b)	98,281	2,485,526

		6,272,905

SEE NOTES TO FINANCIAL STATEMENTS.

A144

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Life Sciences, Tools & Services — 0.3%
Applera Corp. — Applied Biosystems Group	49,100	$1,499,514
Millipore Corp.(a)(b)	10,800	810,972
PerkinElmer, Inc.	31,000	807,860
Thermo Fisher Scientific, Inc.(a)	95,600	4,944,432
Waters Corp.(a)	27,600	1,638,336

		9,701,114

Machinery — 1.7%
Caterpillar, Inc.	161,200	12,621,960
Cummins, Inc.	24,800	2,510,008
Danaher Corp.	55,800	4,212,900
Deere & Co.	57,600	6,954,624
Dover Corp.	50,500	2,583,075
Eaton Corp.	35,500	3,301,500
Illinois Tool Works, Inc.	106,600	5,776,654
Ingersoll-Rand Co. (Class A Stock)	76,100	4,171,802
ITT Corp.(b)	43,500	2,970,180
PACCAR, Inc.	60,952	5,305,262
Pall Corp.	20,400	938,196
Parker Hannifin Corp.	32,325	3,164,941
Terex Corp.(a)	21,300	1,731,690

		56,242,792

Media — 3.3%
CBS Corp. (Class B Stock)	187,268	6,239,770
Clear Channel Communications, Inc.	121,100	4,580,002
Comcast Corp. (Class A Stock)(a)(b)	756,245	21,265,609
DIRECTV Group, Inc. (The)(a)	176,600	4,081,226
Dow Jones & Co., Inc.	17,400	999,630
E.W. Scripps Co. (Class A Stock)	16,700	763,023
Gannett Co., Inc.	59,100	3,247,545
Interpublic Group of Cos., Inc.(a)(b)	77,800	886,920
McGraw-Hill Cos., Inc.	89,800	6,113,584
Meredith Corp.	11,000	677,600
New York Times Co. (Class A Stock)(b)	36,500	927,100
News Corp. (Class A Stock)	560,000	11,877,600
Omnicom Group, Inc.(b)	87,500	4,630,500
Time Warner, Inc.	960,920	20,217,757
Tribune Co.	18,688	549,427
Viacom, Inc. (Class B Stock)(a)	166,768	6,942,552
Walt Disney Co.	510,401	17,425,090

		111,424,935

Metals & Mining — 0.9%
Alcoa, Inc.	217,876	8,830,514
Allegheny Technologies, Inc.	22,640	2,374,483
Freeport-McMoRan Copper & Gold, Inc.	87,006	7,205,837
Newmont Mining Corp.(b)	103,503	4,042,827
Nucor Corp.	76,500	4,486,725
United States Steel Corp.	27,740	3,016,725

		29,957,111

Multiline Retail — 1.1%
Big Lots, Inc.(a)	26,200	770,804
Dillard’s, Inc.	10,650	382,655
Dollar General Corp.	57,103	1,251,698
Family Dollar Stores, Inc.	37,100	1,273,272
J.C. Penney Co., Inc.	61,900	4,480,322
Kohl’s Corp.(a)	85,700	6,087,271

SEE NOTES TO FINANCIAL STATEMENTS.

A145

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Multiline Retail (cont’d.)
Macy’s Inc.	119,720	$4,762,462
Nordstrom, Inc.	56,000	2,862,720
Sears Holdings Corp.(a)(b)	20,412	3,459,834
Target Corp.(b)	210,168	13,366,685

		38,697,723

Multi-Utilities — 1.0%
Ameren Corp.	48,300	2,367,183
CenterPoint Energy, Inc.(b)	79,010	1,374,774
CMS Energy Corp.	43,000	739,600
Consolidated Edison, Inc.(b)	62,800	2,833,536
Dominion Resources, Inc.	86,842	7,495,333
DTE Energy Co.	36,000	1,735,920
Integrys Energy Group, Inc.	11,850	601,151
KeySpan Corp.	35,400	1,486,092
NiSource, Inc.	73,000	1,511,830
PG&E Corp.	78,200	3,542,460
Public Service Enterprise Group, Inc.	60,300	5,293,134
Sempra Energy	63,754	3,776,149
TECO Energy, Inc.	29,900	513,682
Xcel Energy, Inc.	104,895	2,147,201

		35,418,045

Office Electronics — 0.1%
Xerox Corp.(a)	246,892	4,562,564

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	113,226	5,886,620
Apache Corp.	82,050	6,694,460
Chesapeake Energy Corp.	104,700	3,622,620
Chevron Corp.(b)	535,692	45,126,693
ConocoPhillips	403,779	31,696,652
Consol Energy, Inc.	37,000	1,706,070
Devon Energy Corp.	110,600	8,658,874
El Paso Corp.	176,311	3,037,839
EOG Resources, Inc.	59,700	4,361,682
Exxon Mobil Corp.	1,397,370	117,211,395
Hess Corp.	66,000	3,891,360
Marathon Oil Corp.(b)	173,994	10,432,680
Murphy Oil Corp.	43,100	2,561,864
Occidental Petroleum Corp.	204,700	11,848,036
Peabody Energy Corp.(b)	55,900	2,704,442
Spectra Energy Corp	154,242	4,004,122
Sunoco, Inc.	31,500	2,509,920
Valero Energy Corp.	140,600	10,384,716
Williams Cos., Inc.(b)	150,000	4,743,000
XTO Energy, Inc.	90,000	5,409,000

		286,492,045

Paper & Forest Products — 0.3%
International Paper Co.(b)	112,767	4,403,551
MeadWestvaco Corp.	45,589	1,610,203
Weyerhaeuser Co.	50,400	3,978,072

		9,991,826

Personal Products — 0.1%
Avon Products, Inc.	104,100	3,825,675
Estee Lauder Cos., Inc. (The)	25,500	1,160,505

		4,986,180

SEE NOTES TO FINANCIAL STATEMENTS.

A146

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Pharmaceuticals — 6.2%
Abbott Laboratories	382,800	$20,498,940
Allergan, Inc.(b)	75,800	4,369,112
Barr Pharmaceuticals, Inc.(a)	17,800	894,094
Bristol-Myers Squibb Co.	488,060	15,403,174
Forest Laboratories, Inc.(a)	76,500	3,492,225
Johnson & Johnson	720,271	44,383,099
King Pharmaceuticals, Inc.(a)(b)	71,033	1,453,335
Lilly (Eli) & Co.	249,400	13,936,472
Merck & Co., Inc.	536,100	26,697,780
Mylan Laboratories, Inc.	50,500	918,595
Pfizer, Inc.	1,753,808	44,844,871
Schering-Plough Corp.	358,000	10,897,520
Watson Pharmaceuticals, Inc.(a)	27,900	907,587
Wyeth	333,500	19,122,890

		207,819,694

Real Estate Investment Trust — 1.0%
Apartment Investment & Management Co. (Class A Stock)	23,100	1,164,702
Archstone-Smith Trust	53,100	3,138,741
AvalonBay Communities, Inc.(b)	19,300	2,294,384
Boston Properties, Inc.	27,600	2,818,788
Developers Diversified Realty Corp.	29,400	1,549,674
Equity Residential Properties Trust	66,700	3,043,521
Host Hotels & Resorts, Inc.	129,000	2,982,480
Kimco Realty Corp.(b)	50,300	1,914,921
Plum Creek Timber Co., Inc.	35,800	1,491,428
ProLogis	65,600	3,732,640
Public Storage, Inc.	28,700	2,204,734
Simon Property Group, Inc.	52,800	4,912,512
Vornado Realty Trust(b)	29,800	3,273,232

		34,521,757

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(a)	48,500	1,770,250

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp.	89,726	7,639,272
CSX Corp.	103,624	4,671,370
Norfolk Southern Corp.	97,900	5,146,603
Ryder System, Inc.(b)	12,800	688,640
Union Pacific Corp.	67,700	7,795,655

		25,941,540

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)(b)	102,100	1,460,030
Altera Corp.	82,700	1,830,151
Analog Devices, Inc.	85,100	3,203,164
Applied Materials, Inc.(b)	341,600	6,787,592
Broadcom Corp. (Class A Stock)(a)	101,550	2,970,338
Intel Corp.	1,421,700	33,779,592
KLA-Tencor Corp.(b)	47,400	2,604,630
Linear Technology Corp.(b)	68,000	2,460,240
LSI Logic Corp.(a)(b)	135,700	1,019,107
Maxim Integrated Products, Inc.	66,000	2,205,060
MEMC Electronic Materials, Inc.(a)	48,300	2,952,096
Micron Technology, Inc.(a)(b)	147,900	1,853,187
National Semiconductor Corp.	74,900	2,117,423
Novellus Systems, Inc.(a)(b)	36,400	1,032,668
NVIDIA Corp.(a)(b)	83,900	3,465,909

SEE NOTES TO FINANCIAL STATEMENTS.

A147

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.(a)	46,800	$822,744
Texas Instruments, Inc.	373,500	14,054,805
Xilinx, Inc.	92,200	2,468,194

		87,086,930

Software — 3.2%
Adobe Systems, Inc.(a)	141,700	5,689,255
Autodesk, Inc.(a)	51,300	2,415,204
BMC Software, Inc.(a)(b)	57,900	1,754,370
CA, Inc.	105,773	2,732,117
Citrix Systems, Inc.(a)(b)	34,000	1,144,780
Compuware Corp.(a)	78,400	929,824
Electronic Arts, Inc.(a)	71,200	3,369,184
Intuit, Inc.(a)	91,600	2,755,328
Microsoft Corp.	2,104,800	62,028,455
Novell, Inc.(a)	73,100	569,449
Oracle Corp.(a)	1,004,920	19,806,973
Symantec Corp.(a)	257,011	5,191,622

		108,386,561

Specialty Retail — 1.8%
Abercrombie & Fitch Co.	17,000	1,240,660
AutoNation, Inc.(a)	40,589	910,817
AutoZone, Inc.(a)	11,700	1,598,454
Bed Bath & Beyond, Inc.(a)	59,100	2,127,009
Best Buy Co., Inc.	95,925	4,476,820
Circuit City Stores, Inc.	37,000	557,960
Gap, Inc.	110,187	2,104,572
Home Depot, Inc.	489,519	19,262,573
Limited Brands, Inc.	84,796	2,327,650
Lowe’s Cos., Inc.(b)	374,600	11,496,474
Office Depot, Inc.(a)	68,800	2,084,640
OfficeMax, Inc.	16,786	659,690
RadioShack Corp.(b)	31,760	1,052,526
Sherwin-Williams Co.	27,000	1,794,690
Staples, Inc.	180,000	4,271,400
Tiffany & Co.	28,300	1,501,598
TJX Cos., Inc.	115,400	3,173,500

		60,641,033

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)(b)	92,700	4,393,053
Jones Apparel Group, Inc.	28,000	791,000
Liz Claiborne, Inc.	26,400	984,720
NIKE, Inc. (Class B Stock)	88,600	5,164,494
Polo Ralph Lauren Corp.	13,200	1,295,052
V.F. Corp.	22,536	2,063,847

		14,692,166

Thrifts & Mortgage Finance — 1.3%
Countrywide Financial Corp.(b)	151,098	5,492,412
Fannie Mae(b)	239,400	15,640,002
Freddie Mac(b)	166,300	10,094,410
Hudson City Bancorp, Inc.(b)	102,300	1,250,106
MGIC Investment Corp.(b)	23,600	1,341,896
Sovereign Bancorp, Inc.	87,405	1,847,742
Washington Mutual, Inc.(b)	224,626	9,578,053

		45,244,621

SEE NOTES TO FINANCIAL STATEMENTS.

A148

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Tobacco — 1.2%
Altria Group, Inc.	518,300	$36,353,562
Reynolds American, Inc.(b)	46,400	3,025,280
UST, Inc.	42,200	2,266,562

		41,645,404

Trading Companies & Distributors — 0.1%
Grainger (W.W.), Inc.	20,300	1,888,915

Wireless Telecommunication Services — 0.6%
Alltel Corp.	85,000	5,741,750
Sprint Nextel Corp.(b)	717,122	14,851,597

		20,593,347

TOTAL LONG-TERM INVESTMENTS (cost $1,723,570,453)		3,291,869,681

SHORT-TERM INVESTMENTS — 14.9%
Affiliated Money Market Mutual Fund — 14.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $495,448,486; includes $442,053,211 of cash collateral received for securities on loan) (Note 4)(c)(f)	495,448,486	495,448,486

	Principal Amount (000)
U.S. Government Obligation — 0.1%
United States Treasury Bills(d)(e) 4.91%, 09/20/07 (cost $3,167,312)	$3,200	3,166,650

TOTAL SHORT-TERM INVESTMENTS (cost $498,615,798)		498,615,136

TOTAL INVESTMENTS — 112.9% (cost $2,222,186,251)		3,790,484,817
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (12.9%)		(434,326,522)

NET ASSETS — 100.0%		$3,356,158,295

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $424,602,728; cash collateral of $442,053,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open	futures contract outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Depreciation
Long Position:
168	S&P 500 Index	Sep. 2007	$63,646,800	$63,885,937	$(239,137)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 13.2% of collateral received for securities on loan)	14.8%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	6.2
Diversified Financial Services	5.1
Insurance	4.5
Computers & Peripherals	3.9
Industrial Conglomerates	3.9
Capital Markets	3.8
Commercial Banks	3.8
Media	3.3
Software	3.2
Diversified Telecommunication Services	3.1
Aerospace/Defense	2.7
Communications Equipment	2.6
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.3
Healthcare Providers & Services	2.3
Beverages	2.0
Energy Equipment & Services	2.0
Household Products	2.0
Electric Utilities	1.8
Specialty Retail	1.8
Machinery	1.7
Chemicals	1.6
Healthcare Equipment & Supplies	1.6
Hotels, Restaurants & Leisure	1.5
Food Products	1.4
Internet Software & Services	1.4
Thrifts & Mortgage Finance	1.3
Tobacco	1.2
Biotechnology	1.1
IT Services	1.1
Multiline Retail	1.1
Multi-Utilities	1.0
Real Estate Investment Trust	1.0
Air Freight & Logistics	0.9
Consumer Finance	0.9
Metals & Mining	0.9
Road & Rail	0.8
Wireless Telecommunication Services	0.6
Commercial Services & Supplies	0.5
Household Durables	0.5
Independent Power Producers & Energy Traders	0.5
Automobiles	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Life Sciences, Tools & Services	0.3
Paper & Forest Products	0.3
Auto Components	0.2
Building Products	0.2
Containers & Packaging	0.2
Electronic Equipment & Instruments	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Airlines	0.1
Construction & Engineering	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A150

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Construction Materials	0.1%
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Office Electronics	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
U.S. Government Obligation	0.1

112.9
Liabilities in excess of other assets	(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

STOCK INDEX PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $424,602,728:
Unaffiliated investments (cost $1,726,737,765)	$3,295,036,331
Affiliated investments (cost $495,448,486)	495,448,486
Receivable for investments sold	6,068,273
Dividends receivable	3,667,669
Prepaid expenses	7,294

Total Assets	3,800,228,053

LIABILITIES
Collateral for securities on loan	442,053,211
Management fee payable	977,903
Accrued expenses	559,571
Payable for investments purchased	302,648
Payable to custodian	100,129
Due to broker-variation margin	75,600
Transfer agent fee payable	696

Total Liabilities	444,069,758

NET ASSETS	$3,356,158,295

Net assets were comprised of:
Paid-in capital	$1,823,159,044
Retained earnings	1,532,999,251

Net assets, June 30, 2007	$3,356,158,295

Net asset value and redemption price per share, $3,356,158,295 / 88,229,056 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$38.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$31,130,488
Affiliated dividend income	1,457,560
Affiliated income from securities loaned, net	252,136
Interest	81,500

32,921,684

EXPENSES
Management fee	5,777,644
Custodian’s fees and expenses	164,000
Shareholders’ reports	76,000
Insurance expenses	43,000
Trustees’ fees	28,000
Legal fees and expenses	13,000
Audit fee	8,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,500) (Note 4)	3,000
Miscellaneous	9,302

Total expenses	6,126,946

NET INVESTMENT INCOME	26,794,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	20,071,898
Futures transactions	3,183,157

23,255,055

Net change in unrealized appreciation (depreciation) on:
Investments	167,646,069
Futures	(344,375)

167,301,694

NET GAIN ON INVESTMENTS	190,556,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,351,487

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,794,738	$51,532,817
Net realized gain (loss) on investments	23,255,055	(66,612,227)
Net change in unrealized appreciation (depreciation) on investments	167,301,694	477,113,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	217,351,487	462,033,989

DISTRIBUTIONS	—	(59,982,933)

SERIES SHARE TRANSACTIONS:
Series shares sold [894,368 and 2,413,005 shares, respectively]	32,537,291	80,048,346
Series shares issued in reinvestment of distributions [0 and 1,700,891 shares, respectively]	—	59,982,933
Series shares repurchased [5,450,273 and 13,622,829 shares, respectively]	(200,139,459)	(448,417,431)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(167,602,168)	(308,386,152)

TOTAL INCREASE IN NET ASSETS	49,749,319	93,664,904
NET ASSETS:
Beginning of period	3,306,408,976	3,212,744,072

End of period	$3,356,158,295	$3,306,408,976

SEE NOTES TO FINANCIAL STATEMENTS.

A152

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 1.4%
Honeywell International, Inc.(b)	508,400	$28,612,752

Biotechnology — 1.1%
Amgen, Inc.(a)	401,400	22,193,406

Building Products — 1.5%
American Standard Companies, Inc.	535,300	31,571,994

Capital Markets — 4.2%
Bank of New York Co., Inc. (The)	1,074,300	44,518,992
UBS AG	684,400	41,070,844

		85,589,836

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	562,200	28,582,248

Commercial Banks — 1.3%
Royal Bank of Scotland Group PLC (United Kingdom)	2,093,241	26,486,796

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	992,200	38,745,410

Communications Equipment — 1.8%
Motorola, Inc.	728,500	12,894,450
QUALCOMM, Inc.	561,700	24,372,163

		37,266,613

Computers & Peripherals — 2.6%
International Business Machines Corp.(b)	216,500	22,786,625
Seagate Technology(b)	1,397,600	30,425,752

		53,212,377

Consumer Finance — 1.0%
American Express Co.	318,600	19,491,948

Diversified Consumer Services — 3.9%
Career Education Corp.(a)(b)	809,600	27,340,192
H&R Block, Inc.	2,212,100	51,696,777

		79,036,969

Diversified Financial Services — 6.8%
Bank of America Corp.	761,272	37,218,588
Citigroup, Inc.	989,800	50,766,842
JPMorgan Chase & Co.	557,200	26,996,340
KKR Private Equity Investors LLP	176,100	3,962,250
KKR Private Equity Investors LLP, RDU, Private Placement, 144A (cost $22,639,596; purchased 5/03/06-5/05/06)(e)(f)(g)	907,900	20,427,750

		139,371,770

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	743,800	30,622,246

Electric Utilities — 2.2%
Entergy Corp.	258,700	27,771,445
Progress Energy, Inc.(b)	390,500	17,802,895

		45,574,340

Electronic Equipment & Instruments — 1.3%
Sony Corp., ADR (Japan)	528,600	27,154,182

Food & Staples Retailing — 2.9%
Kroger Co. (The)	1,173,000	32,996,490
Wal-Mart Stores, Inc.	552,500	26,580,775

		59,577,265

SEE NOTES TO FINANCIAL STATEMENTS.

A153

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Food Products — 4.2%
Cadbury Schweppes PLC, ADR (United Kingdom)	801,800	$43,537,740
ConAgra Foods, Inc.	1,607,300	43,172,078

		86,709,818

Healthcare Providers & Services — 1.9%
Omnicare, Inc.(b)	1,089,700	39,294,582

Household Products — 1.5%
Kimberly-Clark Corp.	468,300	31,324,587

Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc.(a)(b)	752,700	31,289,739

Industrial Conglomerates — 2.1%
General Electric Co.	1,116,800	42,751,104

Insurance — 8.2%
American International Group, Inc.	747,000	52,312,410
Axis Capital Holdings Ltd.	646,200	26,268,030
Loews Corp.	809,600	41,273,408
MBIA, Inc.	321,600	20,009,952
Montpelier Re Holdings Ltd.	1,498,700	27,785,898

		167,649,698

Internet & Catalog Retail — 0.7%
IAC/InterActiveCorp(a)	436,300	15,100,343

Media — 4.9%
Comcast Corp. (Class A Stock)(a)(b)	1,150,700	32,357,684
Liberty Global, Inc., Series C(a)	1,068,635	41,997,356
Liberty Media Corp.(a)	1,190	140,039
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)	2,151,700	25,325,509

		99,820,588

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	248,618	20,590,543

Multi-Utilities — 1.4%
Sempra Energy	482,900	28,602,167

Office Electronics — 1.7%
Xerox Corp.(a)(b)	1,855,300	34,285,944

Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	507,000	26,358,930
Devon Energy Corp.	136,300	10,670,927
Hess Corp.	650,100	38,329,896
Marathon Oil Corp.(b)	421,100	25,249,156
Murphy Oil Corp.	98,500	5,854,840
Nexen, Inc.	908,000	28,102,600
Occidental Petroleum Corp.	722,000	41,789,360
Petroleo Brasileiro SA, ADR (Brazil)(b)	355,400	43,099,357
Suncor Energy, Inc.	422,300	37,973,216
Total S.A., ADR (France)	272,000	22,026,560
Trident Resources Corp. (Canada) (cost $16,980,633; purchased 3/11/05-1/05/06)(a)(e)(f)	404,537	3,797,578

		283,252,420

Pharmaceuticals — 2.5%
Abbott Laboratories	379,200	20,306,160
Novartis AG, ADR (Switzerland)	550,700	30,877,749

		51,183,909

Semiconductors & Semiconductor Equipment — 1.2%
Spansion, Inc.(a)(b)	2,174,400	24,135,840

SEE NOTES TO FINANCIAL STATEMENTS.

A154

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Software — 1.9%
Symantec Corp.(a)	1,965,300	$39,699,060

Specialty Retail — 1.7%
Best Buy Co., Inc.	740,900	34,577,803

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. (Class B Stock)	281,500	16,408,635

Thrifts & Mortgage Finance — 2.3%
Countrywide Financial Corp.(b)	266,100	9,672,735
Fannie Mae	332,000	21,689,560
People’s United Financial, Inc.	950,160	16,846,337

		48,208,632

Tobacco — 1.8%
Altria Group, Inc.	512,800	35,967,792

Wireless Telecommunication Services — 3.7%
Alltel Corp.	448,100	30,269,155
Sprint Nextel Corp.	2,178,636	45,119,552

		75,388,707

TOTAL LONG-TERM INVESTMENTS (cost $1,538,607,824)		1,959,332,063

SHORT-TERM INVESTMENT — 7.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $143,145,317; includes $143,145,317 of cash collateral for securities on loan)(Note 4)(c)(d)	143,145,317	143,145,317

TOTAL INVESTMENTS(h) — 102.6% (cost $1,681,753,141)		2,102,477,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6%)		(53,047,812)

NET ASSETS — 100.0%		$2,049,429,568

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $137,648,921; cash collateral of $143,145,317 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	Indicates illiquid securities.

(f)	Indicates securities restricted to resale. The aggregate cost of such securities was $43,643,340. The aggregate value of $24,225,328 is approximately 1.2% of the net assets.

(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(h)	As of June 30, 2007, one security representing $3,797,578 and 0.2% of the total market value of the Portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Oil, Gas & Consumable Fuels	13.8%
Insurance	8.2
Affiliated Money Market Mutual Fund (including 7.0% of collateral received for securities on loan)	7.0
Diversified Financial Services	6.8
Media	4.9
Capital Markets	4.2
Food Products	4.2
Diversified Consumer Services	3.9
Wireless Telecommunication Services	3.7
Food & Staples Retailing	2.9
Computers & Peripherals	2.6
Pharmaceuticals	2.5
Thrifts & Mortgage Finance	2.3
Electric Utilities	2.2
Industrial Conglomerates	2.1
Commercial Services & Supplies	1.9
Healthcare Providers & Services	1.9
Software	1.9
Communications Equipment	1.8
Tobacco	1.8
Specialty Retail	1.7
Office Electronics	1.7
Building Products	1.5
Diversified Telecommunications Services	1.5
Household Products	1.5
Independent Power Producers & Energy Traders	1.5
Aerospace & Defense	1.4
Chemicals	1.4
Multi-Utilities	1.4
Commercial Banks	1.3
Electronic Equipment & Instruments	1.3
Semiconductors & Semiconductor Equipment	1.2
Biotechnology	1.1
Consumer Finance	1.0
Metals & Mining	1.0
Textiles, Apparel & Luxury Goods	0.8
Internet & Catalog Retail	0.7

102.6
Liabilities in excess of other assets	(2.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A156

VALUE PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $137,648,921:
Unaffiliated investments (cost $1,538,607,824)	$1,959,332,063
Affiliated investments (cost $143,145,317)	143,145,317
Foreign currency, at value (cost $139,070)	141,309
Receivable for investments sold	112,612,121
Dividends and interest receivable	1,868,592
Dividend reclaim receivable	261,649
Receivable for Series shares sold	129,933
Prepaid expenses	4,303

Total Assets	2,217,495,287

LIABILITIES
Collateral for securities on loan	143,145,317
Payable for investments purchased	21,998,937
Loan payable	767,000
Management fee payable	681,547
Payable for Series shares repurchased	587,902
Accrued expenses and other liabilities	587,413
Payable to custodian	295,345
Transfer agent fee payable	918
Distribution fee payable	685
Administration fee payable	411
Loan interest payable	244

Total Liabilities	168,065,719

NET ASSETS	$2,049,429,568

Net assets were comprised of:
Paid-in capital	$1,205,492,793
Retained earnings	843,936,775

Net assets, June 30, 2007	$2,049,429,568

Class I:
Net asset value and redemption price per share, $2,046,173,785 / 71,612,041 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$28.57

Class II:
Net asset value and redemption price per share, $3,255,783 / 113,942 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$28.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $325,836)	$16,434,230
Affiliated dividend income	1,327,565
Affiliated income from securities loaned, net	113,228
Interest	6,009

17,881,032

EXPENSES
Management fee	3,976,713
Distribution fee—Class II	4,004
Administration fee—Class II	2,402
Shareholders’ reports	90,000
Custodian’s fees and expenses	90,000
Insurance expenses	25,000
Trustees’ fees	16,000
Audit fee	8,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	3,000
Loan interest expense (Note 8)	372
Miscellaneous	10,671

Total expenses	4,231,162

NET INVESTMENT INCOME	13,649,870

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	194,158,543
Foreign currency transactions	20,654
Futures transactions	635,761

194,814,958

Net change in unrealized appreciation (depreciation) on:
Investments	(35,064,063)
Foreign currencies	876

(35,063,187)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	159,751,771

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,401,641

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,649,870	$26,717,918
Net realized gain on investments	194,814,958	215,956,646
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,063,187)	94,560,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	173,401,641	337,234,701

DISTRIBUTIONS:
Class I	—	(90,953,391)
Class II	—	(140,456)

TOTAL DISTRIBUTIONS	—	(91,093,847)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [810,676 and 3,470,511 shares, respectively]	21,775,791	84,008,078
Series shares issued in reinvestment of distributions [0 and 3,735,884 shares, respectively]	—	91,093,847
Series shares repurchased [4,597,332 and 8,082,223 shares, respectively]	(124,699,213)	(195,543,964)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(102,923,422)	(20,442,039)

TOTAL INCREASE IN NET ASSETS	70,478,219	225,698,815
NET ASSETS:
Beginning of period	1,978,951,349	1,753,252,534

End of period	$2,049,429,568	$1,978,951,349

SEE NOTES TO FINANCIAL STATEMENTS.

A157

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), was a Maryland corporation, organized on November 15, 1982, and continues to be a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S. government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor s Small Capitalization Stock Index (the S&P 600 SmallCap Index) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

B1

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, Global, High Yield Bond, Natural Resources and Value Portfolios held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Portfolio values all of its securities at amortized cost. The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond, High Yield Bond and Natural Resources Portfolios may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2007 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

B2

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

B3

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it s obligation to perform. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. The swaps are valued daily at current market value and any change in value is

B4

included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. Distributions are recorded on the ex-date.

The tax character of any distributions will be reported to shareholders separately and may differ from their character under U.S. generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

B5

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35
Value Portfolio	0.40	0.40

At June 30, 2007 the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, ClearBridge
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

B6

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than Global Portfolio) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense Limit		Class II Expense Limit
Conservative Balanced Portfolio	0.75	%*	N/A
Diversified Bond Portfolio	0.75	*	N/A
Equity Portfolio	0.75	*	1.15	%*
Flexible Managed Portfolio	0.75	*	N/A
Government Income Portfolio	0.75		N/A
High Yield Bond Portfolio	0.75	*	N/A
Jennison Portfolio	0.75	*	1.15	*
Money Market Portfolio	0.75	*	N/A
Natural Resources Portfolio	0.75	*	1.15	*
Small Capitalization Stock Portfolio	0.75	*	N/A
Stock Index Portfolio	0.75		N/A
Value Portfolio	0.75		1.15

N/A — Not applicable — There are no Class II shares outstanding for this portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

* Effective July 1, 2007, the expense limitation was removed.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series Fund’s security lending agent. For the six months ended June 30, 2007, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$63,178
Diversified Bond Portfolio	39,318
Equity Portfolio	381,855
Flexible Managed Portfolio	111,335
Global Portfolio	42,650
Government Income Portfolio	10,408
High Yield Bond Portfolio	102,682
Jennison Portfolio	431,914
Natural Resources Portfolio	219,996
Small Capitalization Stock Portfolio	236,241
Stock Index Portfolio	108,058
Value Portfolio	48,527

For the six months ended June 30, 2007, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia
Equity Portfolio	$22,378	$12,892
Natural Resources Portfolio	13,904	—
Jennison Portfolio	24,616	—
Value Portfolio	—	18,788

B7

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are portfolios of Dryden Core Investment Fund.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2007 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$298,575,509
Diversified Bond Portfolio	299,547,114
Equity Portfolio	1,212,223,915
Flexible Managed Portfolio	1,225,981,754
Global Portfolio	229,142,214
Government Income Portfolio	2,366,337,892
High Yield Bond Portfolio	481,729,112
Jennison Portfolio	694,637,331
Natural Resources Portfolio	236,371,871
Small Capitalization Stock Portfolio	56,865,494
Stock Index Portfolio	46,848,013
Value Portfolio	547,667,799

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$457,238,790
Diversified Bond Portfolio	349,476,209
Equity Portfolio	1,409,192,671
Flexible Managed Portfolio	1,402,513,512
Global Portfolio	253,506,305
Government Income Portfolio	2,344,543,296
High Yield Bond Portfolio	476,286,246
Jennison Portfolio	820,756,819
Natural Resources Portfolio	268,789,262
Small Capitalization Stock Portfolio	98,766,154
Stock Index Portfolio	185,082,142
Value Portfolio	679,356,157

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2007 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	365	100,360
Options terminated in closing purchase transactions	(54)	(46,705)
Options expired	—	—

Balance as of June 30, 2007	311	$53,655

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	932	316,838
Options terminated in closing purchase transactions	(210)	(181,240)
Options expired	(38)	(19,507)

Balance as of June 30, 2007	684	$116,091

B8

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	380	104,327
Options terminated in closing purchase transactions	(56)	(48,435)
Options expired	—	—

Balance as of June 30, 2007	324	$55,892

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	324	114,824
Options terminated in closing purchase transactions	(65)	(56,180)
Options expired	(11)	(5,647)

Balance as of June 30, 2007	248	$52,997

Note 6:	Tax Information

Effective January 2, 2006 all portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnership are generally classified as return of capital non taxable distributions. Every year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios were determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Prior to being structured as partnerships for tax purposes such determinations may have resulted in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. See Note 10 below regarding “Change in Federal Income Tax Status and Related Reorganization.”

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2007, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

B9

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	600,101	$16,970,907
Series shares repurchased	(7,604,840)	(216,089,953)

Net increase (decrease) in shares outstanding	(7,004,739)	$(199,119,046)

Year ended December 31, 2006:
Series shares sold	2,168,346	$55,202,137
Series shares issued in reinvestment of distributions	1,669,920	46,000,931
Series shares repurchased	(17,323,133)	(442,264,123)

Net increase (decrease) in shares outstanding	(13,484,867)	$(341,061,055)

Class II
Six months ended June 30, 2007:
Series shares sold	169	$4,894
Series shares repurchased	(10,581)	(307,084)

Net increase (decrease) in shares outstanding	(10,412)	$(302,190)

Year ended December 31, 2006:
Series shares sold	50,883	$1,337,701
Series shares issued in reinvestment of distributions	409	11,345
Series shares repurchased	(65,345)	(1,667,596)

Net increase (decrease) in shares outstanding	(14,053)	$(318,550)

Jennison Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	964,544	$20,660,928
Series shares repurchased	(7,312,029)	(158,911,927)

Net increase (decrease) in shares outstanding	(6,347,485)	$(138,250,999)

Year ended December 31, 2006:
Series shares sold	5,774,164	$118,209,162
Series shares issued in reinvestment of distributions	286,560	6,106,593
Series shares repurchased	(18,119,531)	(366,233,433)

Net increase (decrease) in shares outstanding	(12,058,807)	$(241,917,678)

Class II
Six months ended June 30, 2007:
Series shares sold	78,583	$1,671,162
Series shares repurchased	(85,789)	(1,825,414)

Net increase (decrease) in shares outstanding	(7,206)	$(154,252)

Year ended December 31, 2006:
Series shares sold	238,412	$4,808,102
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(186,882)	(3,786,433)

Net increase (decrease) in shares outstanding	51,530	$1,021,669

B10

Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	476,260	$23,821,750
Series shares repurchased	(1,672,902)	(80,048,587)

Net increase (decrease) in shares outstanding	(1,196,642)	$(56,226,837)

Year ended December 31, 2006:
Series shares sold	1,747,285	$77,626,709
Series shares issued in reinvestment of distributions	4,813,923	195,926,670
Series shares repurchased	(2,797,966)	(123,046,940)

Net increase (decrease) in shares outstanding	3,763,242	$150,506,439

Class II
Six months ended June 30, 2007:
Series shares sold	248,836	$13,024,863
Series shares repurchased	(39,283)	(1,858,375)

Net increase (decrease) in shares outstanding	209,553	$11,166,488

Year ended December 31, 2006:
Series shares sold	442,720	$20,436,170
Series shares issued in reinvestment of distributions	52,878	2,153,216
Series shares repurchased	(235,987)	(10,229,161)

Net increase (decrease) in shares outstanding	259,611	$12,360,225

Value Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	808,983	$21,730,083
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(4,586,678)	(124,407,455)

Net increase (decrease) in shares outstanding	(3,777,695)	$(102,677,372)

Year ended December 31, 2006:
Series shares sold	3,460,122	$83,754,259
Series shares issued in reinvestment of distributions	3,730,095	90,953,391
Series shares repurchased	(8,052,454)	(194,820,384)

Net increase (decrease) in shares outstanding	(862,237)	$(20,112,734)

Class II
Six months ended June 30, 2007:
Series shares sold	1,693	$45,708
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(10,654)	(291,758)

Net increase (decrease) in shares outstanding	(8,961)	$(246,050)

Year ended December 31, 2006:
Series shares sold	10,389	$253,819
Series shares issued in reinvestment of distributions	5,789	140,456
Series shares repurchased	(29,769)	(723,580)

Net increase (decrease) in shares outstanding	(13,591)	$(329,305)

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA, which was renewed on October 27, 2006, provides for a commitment of $500 million. Interest on any borrowings

B11

under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of ..07 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2007. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount outstanding at June 30, 2007
Jennison Portfolio	$1,811,000	8	5.74%	—
Natural Resources Portfolio	1,944,000	26	4.61	—
Value Portfolio	777,000	3	5.73	$767,000

Note 9:	Ownership and Affiliates

As of June 30, 2007, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each portfolio of the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership as a result of that conversion. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each Portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Series Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or contract owners.

Note 11:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B12

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.21		$15.09	$15.10	$14.34	$12.43	$13.69

Income (Loss) From Investment Operations:
Net investment income	.26		.48	.38	.34	.28	.34
Net realized and unrealized gain (loss) on investments	.49		1.06	.11	.78	1.99	(1.57)

Total from investment operations	.75		1.54	.49	1.12	2.27	(1.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.35)	(.28)	(.36)	—
Distributions from net realized gains	—		—	(.15)	(.08)	—	(.03)
Distributions	—		(.42)	—	—	—	—

Total dividends and distributions	—		(.42)	(.50)	(.36)	(.36)	(.03)

Net Asset Value, end of period	$16.96		$16.21	$15.09	$15.10	$14.34	$12.43

Total Investment Return(a)	4.63%		10.44%	3.43%	8.04%	18.77%	(8.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,784.1		$2,770.6	$2,749.8	$2,893.6	$2,895.0	$2,660.3
Ratios to average net assets:
Expenses	.58	%(b)	.57%	.58%	.59%	.58%	.58%
Net investment income	2.83	%(b)	2.97%	2.45%	2.27%	2.02%	2.49%
Portfolio turnover rate	90	%(c)	114%	110%	153%	248%	260%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.85		$10.96	$11.28	$11.17	$10.82	$11.36

Income From Investment Operations:
Net investment income	.28		.57	.55	.52	.45	.57
Net realized and unrealized gains (losses) on investments	(.14)		(.05)	(.20)	.09	.35	.17

Total from investment operations	.14		.52	.35	.61	.80	.74

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.59)	(.50)	(.45)	(1.27)
Distributions from net realized gains	—		—	(.08)	—	—	—
Distributions	(.26)		(.63)	—	—	—	—
Tax return of capital distributions	—		—	—	—	—	(.01)

Total dividends and distributions	(.26)		(.63)	(.67)	(.50)	(.45)	(1.28)

Net Asset Value, end of period	$10.73		$10.85	$10.96	$11.28	$11.17	$10.82

Total Investment Return(a)	1.37%		4.98%	3.28%	5.59%	7.49%	7.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,127.8		$1,150.4	$1,230.6	$1,283.7	$1,418.0	$1,370.3
Ratios to average net assets:
Expenses	.44	%(b)	.45%	.45%	.45%	.44%	.44%
Net investment income	5.35	%(b)	5.18%	4.81%	4.57%	4.02%	5.25%
Portfolio turnover rate	229	%(c)	393%	278%	382%	706%	595%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	For the Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.45		$24.64	$22.31	$20.55	$15.75	$20.49

Income From Investment Operations:
Net Investment income	.14		.30	.24	.28	.17	.17
Net realized and unrealized gain (loss) on investments	1.98		2.80	2.32	1.75	4.81	(4.75)

Total from investment operations	2.12		3.10	2.56	2.03	4.98	(4.58)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.23)	(.27)	(.18)	(.16)
Distributions	—		(.29)	—	—	—	—

Total dividends and distributions	—		(.29)	(.23)	(.27)	(.18)	(.16)

Net Asset Value, end of period	$29.57		$27.45	$24.64	$22.31	$20.55	$15.75

Total Investment Return(a)	7.72%		12.57%	11.47%	9.93%	31.65%	(22.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,535.7		$4,402.7	$4,283.9	$4,135.7	$4,012.3	$3,273.6
Ratios to average net assets:
Expenses	.47	%(b)	.47%	.47%	.48%	.49%	.48%
Net investment income	1.00	%(b)	1.10%	1.01%	1.29%	.96%	.88%
Portfolio turnover rate	28	%(c)	60%	77%	50%	54%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	For the Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.52		$24.69	$22.34	$20.58	$15.76	$20.49

Income From Investment Operations:
Net Investment income	.10		.19	.12	.20	.08	.09
Net realized and unrealized gain (loss) on investments	1.97		2.80	2.35	1.74	4.83	(4.72)

Total from investment operations	2.07		2.99	2.47	1.94	4.91	(4.63)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.12)	(.18)	(.09)	(.10)
Distributions	—		(.16)	—	—	—	—

Total dividends and distributions	—		(.16)	(.12)	(.18)	(.09)	(.10)

Net Asset Value, end of period	$29.59		$27.52	$24.69	$22.34	$20.58	$15.76

Total Investment Return(a)	7.52%		12.13%	11.04%	9.51%	31.11%	(22.62)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.7		$1.9	$2.1	$1.1	$0.8	$0.4
Ratios to average net assets:
Expenses	.87	%(b)	.87%	.87%	.88%	.89%	.88%
Net investment income	.60	%(b)	.71%	.64%	.91%	.54%	.46%
Portfolio turnover rate	28	%(c)	60%	77%	50%	54%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005(b)	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.36		$16.92	$16.58	$15.19	$12.55	$14.79

Income (Loss) From Investment Operations:
Net investment income	.25		.44	.32	.29	.22	.27
Net realized and unrealized gain (loss) on investments	.81		1.59	.34	1.32	2.70	(2.10)

Total from investment operations	1.06		2.03	.66	1.61	2.92	(1.83)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.32)	(.22)	(.28)	(.41)
Distributions	—		(.59)	—	—	—	—

Total dividends and distributions	—		(.59)	(.32)	(.22)	(.28)	(.41)

Net Asset Value, end of period	$19.42		$18.36	$16.92	$16.58	$15.19	$12.55

Total Investment Return(a)	5.77%		12.17%	4.16%	10.74%	23.76%	(12.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,813.5		$3,723.6	$3,543.9	$3,883.5	$3,693.6	$3,181.0
Ratios to average net assets:
Expenses	.62	%(c)	.62%	.63%	.62%	.62%	.63%
Net investment income	2.50	%(c)	2.48%	1.95%	1.83%	1.55%	1.92%
Portfolio turnover rate	105	%(d)	153%	126%	150%	204%	238%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares outstanding during the year.

(c)	Annualized.

(d)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.53		$18.96	$16.43	$15.14	$11.35	$15.29

Income (Loss) From Investment Operations:
Net investment income	.20		.26	.13	.11	.10	.07
Net realized and unrealized gains (losses) on investments	1.74		3.44	2.50	1.33	3.74	(3.87)

Total from investment operations	1.94		3.70	2.63	1.44	3.84	(3.80)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.10)	(.15)	(.05)	(.14)
Distributions	—		(.13)	—	—	—	—

	—		(.13)	(.10)	(.15)	(.05)	(.14)

Net Asset Value, end of period	$24.47		$22.53	$18.96	$16.43	$15.14	$11.35

Total Investment Return(a)	8.61%		19.65%	16.06%	9.59%	34.07%	(25.14)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$993.2		$932.9	$814.1	$691.1	$665.6	$514.9
Ratios to average net assets:
Expenses	.81	%(b)	.84%	.82%	.84%	.87%	.82%
Net investment income	1.63	%(b)	1.24%	.77%	.67%	.78%	.47%
Portfolio turnover rate	25	%(c)	50%	155%	128%	88%	75%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.26		$11.40	$11.65	$11.92	$12.50	$12.26

Income from investment operations:
Net investment income	.27		.54	.49	.49	.46	.38
Net realized and unrealized gains (losses) on investments	(.19)		(.13)	(.20)	(.13)	(.15)	1.00

Total from investment operations	.08		.41	.29	.36	.31	1.38

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.54)	(.44)	(.46)	(1.06)
Distributions from net realized gains	—		—	—	(.19)	(.43)	(.08)
Distributions	(.24)		(.55)	—	—	—	—

Total dividends and distributions	(.24)		(.55)	(.54)	(.63)	(.89)	(1.14)

Net Asset Value, end of period	$11.10		$11.26	$11.40	$11.65	$11.92	$12.50

Total Investment Return(a)	.70%		3.74%	2.51%	3.12%	2.46%	12.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$337.2		$354.3	$378.2	$420.2	$461.5	$484.3
Ratios to average net assets:
Expenses	.49	%(b)	.50%	.47%	.47%	.46%	.44%
Net investment income	4.62	%(b)	4.75%	4.16%	4.07%	3.76%	4.29%
Portfolio turnover rate	1153	%(c)	734%	507%	617%	695%	508%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absense of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized

(c)	Not annualized

	High Yield Bond Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.33		$5.23	$5.42	$5.29	$4.59	$5.40

Income (Loss) From Investment Operations:
Net investment income	.20		.39	.38	.39	.41	.29
Net realized and unrealized gains (losses) on investments	(.05)		.13	(.20)	.13	.71	(.21)

Total from investment operations	.15		.52	.18	.52	1.12	.08

Less Distributions:
Dividends from net investment income	—		—	(.37)	(.39)	(.42)	(.89)
Distributions	(.18)		(.42)	—	—	—	—

Total dividends and distributions	(.18)		(.42)	(.37)	(.39)	(.42)	(.89)

Net asset Value, end of period	$5.30		$5.33	$5.23	$5.42	$5.29	$4.59

Total Investment Return(b):	2.77%		10.25%	3.41%	10.30%	25.04%	1.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,711.5		$1,721.1	$1,635.7	$1,595.7	$1,466.7	$1,128.6
Ratios to average net assets:
Expenses	.58	%(c)	.58%	.58%	.59%	.60%	.58%
Net investment income	7.26	%(c)	7.39%	7.14%	7.42%	8.11%	9.36%
Portfolio turnover rate	30	%(d)	49%	56%	65%	93%	77%

(a)	Calculated based upon average shares during the year.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio Class I
	Six Months Ended June 30, 2007(b)		Year Ended December 31,
			2006(b)	2005(b)	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.07		$20.76	$18.14	$16.62	$12.79	$18.57

Income (Loss) From Investment Operations:
Net investment income	.05		.06	.02	.08	.04	.03
Net realized and unrealized gain (loss) on investments	.98		.31	2.62	1.52	3.83	(5.78)

Total from investment operations	1.03		.37	2.64	1.60	3.87	(5.75)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.02)	(.08)	(.04)	(.03)
Distributions	—		(.06)	—	—	—	—

Total dividends and distributions	—		(.06)	(.02)	(.08)	(.04)	(.03)

Net Asset Value, end of period	$22.10		$21.07	$20.76	$18.14	$16.62	$12.79

Total Investment Return(a)	4.89%		1.79%	14.55%	9.63%	30.25%	(30.95)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,038.4		$2,077.3	$2,297.0	$2,044.1	$1,772.4	$1,388.8
Ratios to average net assets:
Expenses	.63	%(c)	.63%	.63%	.64%	.64%	.61%
Net investment income	.45	%(c)	.29%	.10%	.50%	.28%	.21%
Portfolio turnover rate	34	%(d)	67%	57%	74%	69%	74%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares during the year.

(c)	Annualized.

(d)	Not annualized.

	Jennison Portfolio Class II
	Six Months Ended June 30, 2007(b)		Year Ended December 31,
			2006(b)	2005(b)	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.77		$20.49	$17.97	$16.46	$12.70	$18.45

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.02)	(.05)	.02	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	.96		.30	2.57	1.50	3.77	(5.73)

Total from investment operations	.97		.28	2.52	1.52	3.76	(5.75)

Less Dividends:
Dividends from net investment income	—		—	—	(.01)	—	—

Net Asset Value, end of period	$21.74		$20.77	$20.49	$17.97	$16.46	$12.70

Total Investment Return(a)	4.67%		1.37%	14.02%	9.22%	29.61%	(31.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.3		$19.6	$18.2	$84.9	$74.3	$48.1
Ratios to average net assets:
Expenses	1.03	%(c)	1.03%	1.03%	1.04%	1.04%	1.01%
Net investment income (loss)	.05	%(c)	(.12)%	(.27)%	.11%	(.13)%	(.19)%
Portfolio turnover rate	34	%(d)	67%	57%	74%	69%	74%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares during the year.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	.25		.46	.28	.10	.08	.15
Dividends and distributions	—		—	(.28)	(.10)	(.08)	(.15)
Distributions	(.25)		(.46)	—	—	—	—

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	2.47%		4.74%	2.85%	1.01%	.84%	1.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,289.9		$1,060.5	$851.9	$885.4	$933.7	$1,366.6
Ratios to average net assets:
Expenses	.43	%(b)	.43%	.45%	.45%	.44%	.43%
Net investment income	4.96	%(b)	4.68%	2.86%	1.01%	.84%	1.52%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absense of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

	Natural Resources Portfolio Class I
	Six Months Ended June 30, 2007(a)		Year Ended December 31,
			2006(a)	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$45.67		$45.46	$31.88	$27.49	$22.35	$19.11

Income (Loss) From Investment Operations:
Net investment income	.09		.35	.33	.19	.25	.09
Net realized and unrealized gains (losses) on investments	10.34		8.65	16.27	6.28	7.38	3.52

Total from investment operations	10.43		9.00	16.60	6.47	7.63	3.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	— (b)	(1.00)	(.98)	(.12)
Distributions from net realized gains	—		—	(3.02)	(1.08)	(1.51)	(.25)
Distributions	—		(8.79)	—	—	—	—

Total dividends and distributions	—		(8.79)	(3.02)	(2.08)	(2.49)	(0.37)

Net Asset Value, end of period	$56.10		$45.67	$45.46	$31.88	$27.49	$22.35

Total Investment Return(c)	22.84%		22.20%	55.91%	25.17%	39.00%	18.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,398.4		$1,193.0	$1,016.3	$622.6	$498.7	$379.2
Ratios to average net assets:
Expenses	.49	%(d)	.49%	.49%	.51%	.51%	.50%
Net investment income	.35	%(d)	.78%	.66%	.49%	.80%	.47%
Portfolio turnover rate	19	%(e)	58%	59%	24%	24%	37%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Amount is less than $0.01 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio Class II
	Six Months Ended June 30, 2007(a)		Year Ended December 31, 2006(a)	April 28, 2005(b) through December 31, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$45.55		$45.32	$30.10

Income From Investment Operations:
Net investment income (loss)	(.01)		.18	.05
Net realized and unrealized gains on investments	10.30		8.64	15.17

Total from investment operations	10.29		8.82	15.22

Less Distributions:	—		(8.59)	—

Net Asset Value, end of period	$55.84		$45.55	$45.32

Total Investment Return(c)	22.59%		21.72%	50.56	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.4		$16.9	$5.1
Ratios to average net assets:
Expenses	.89	%(d)	.89%	.89	%(d)
Net investment income (loss)	(.06	)%(d)	.40%	.33	%(d)
Portfolio turnover rate	19	%(e)	58%	59	%(e)

(a)	Calculated based upon average shares outstanding during the period.

(b)	Commencement of offering of Class II shares.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.29		$21.38	$21.33	$17.64	$12.91	$15.48

Income (Loss) From Investment Operations:
Net investment income	.13		.14	.13	.12	.07	.06
Net realized and unrealized gains (losses) on investments	1.82		2.95	1.30	3.75	4.82	(2.31)

Total from investment operations	1.95		3.09	1.43	3.87	4.89	(2.25)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.13)	(.11)	(.07)	(.13)
Distributions from net realized gains	—		—	(1.25)	(.07)	(.09)	(.19)
Distributions	—		(1.18)	—	—	—	—

Total dividends and distributions	—		(1.18)	(1.38)	(.18)	(.16)	(.32)

Net Asset Value, end of period	$25.24		$23.29	$21.38	$21.33	$17.64	$12.91

Total Investment Return(a)	8.37%		14.67%	7.26%	22.04%	38.27%	(14.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$810.5		$777.1	$738.3	$743.2	$619.9	$467.4
Ratios to average net assets:
Expenses	.46	%(b)	.45%	.46%	.47%	.48%	.46%
Net investment income	1.04	%(b)	.59%	.62%	.62%	.47%	.40%
Portfolio turnover rate	7	%(c)	12%	16%	18%	15%	17%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.64		$31.41	$31.29	$29.29	$24.09	$31.64

Income (Loss) From Investment Operations:
Net investment income	.31		.56	.48	.50	.36	.37
Net realized and unrealized gain (loss) on investments	2.09		4.31	.88	2.50	6.14	(7.34)

Total from investment operations	2.40		4.87	1.36	3.00	6.50	(6.97)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.47)	(.49)	(.37)	(.36)
Distributions from net realized gains	—		—	(.77)	(.51)	(.93)	(.22)
Distributions	—		(.64)	—	—	—	—

Total dividends and distributions	—		(.64)	(1.24)	(1.00)	(1.30)	(.58)

Net Asset Value, end of period	$38.04		$35.64	$31.41	$31.29	$29.29	$24.09

Total Investment Return(a)	6.73%		15.54%	4.54%	10.45%	28.18%	(22.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,356.2		$3,306.4	$3,212.7	$3,094.7	$2,940.9	$2,352.3
Ratios to average net assets:
Expenses	.37	%(b)	.37%	.38%	.38%	.37%	.37%
Net investment income	1.62	%(b)	1.61%	1.52%	1.64%	1.42%	1.25%
Portfolio turnover rate	1	%(c)	3%	7%	3%	2%	4%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Value Portfolio Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.21		$22.95	$19.93	$17.36	$13.75	$17.91

Income (Loss) From Investment Operations:
Net investment income	.19		.36	.29	.28	.23	.22
Net realized and unrealized gain (loss) on investments	2.17		4.11	3.03	2.55	3.62	(4.15)

Total from investment operations	2.36		4.47	3.32	2.83	3.85	(3.93)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.30)	(.26)	(.24)	(.23)
Distributions	—		(1.21)	—	—	—	—
Tax return of capital distributions	—		—	—	—	— (b)	—

Total dividends and distributions	—		(1.21)	(.30)	(.26)	(.24)	(.23)

Net Asset Value, end of period	$28.57		$26.21	$22.95	$19.93	$17.36	$13.75

Total Investment Return(c)	9.00%		19.94%	16.66%	16.31%	28.07%	(21.97)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,046.2		$1,975.7	$1,750.1	$1,595.6	$1,456.1	$1,247.0
Ratios to average net assets:
Expenses	.42	%(d)	.43%	.43%	.44%	.44%	.43%
Net investment income	1.37	%(d)	1.45%	1.35%	1.48%	1.49%	1.39%
Portfolio turnover rate	28	%(e)	49%	56%	52%	72%	94%

(a)	Calculated based upon weighted average shares outstanding during the year.

(b)	Less than $.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio Class II
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003(a)	2002(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.26		$22.98	$19.94	$17.37	$13.75	$17.91

Income (Loss) From Investment Operations:
Net investment income	.14		.27	.21	.20	.16	.16
Net realized and unrealized gain (loss) on investments	2.17		4.11	3.01	2.55	3.62	(4.15)

Total from investment operations	2.31		4.38	3.22	2.75	3.78	(3.99)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.18)	(.18)	(.16)	(.17)
Distributions	—		(1.10)	—	—	—	—
Tax return of capital distributions	—		—	—	—	— (b)	—

Total dividends and distributions	—		(1.10)	(.18)	(.18)	(.16)	(.17)

Net Asset Value, end of period	$28.57		$26.26	$22.98	$19.94	$17.37	$13.75

Total Investment Return(c)	8.80%		19.43%	16.21%	15.83%	27.63%	(22.35)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.2		$3.2	$3.1	$3.0	$2.9	$1.5
Ratios to average net assets:
Expenses	82	%(d)	.83%	.83%	.84%	.84%	.83%
Net investment income	.97	%(d)	1.04%	.95%	1.08%	1.10%	1.04%
Portfolio turnover rate	28	%(e)	49%	56%	52%	72%	94%

(a)	Calculated based upon weighted average shares outstanding during the year.

(b)	Less than $.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 19-21, 2007 and approved the renewal of the existing agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2007 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2006, as well as fees and expenses of the Portfolios during calendar year 2006, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes. The mutual funds included in each Peer Universe were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The Board considered the management fee for each Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Conservative Balanced Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the fourth quartile over the three-year period, in the third quartile over the five-year period, and in the fourth quartile over the ten-year period in relation to the Peer Universe. The Board noted that while the Portfolio’s performance was below the median in its Peer Universe, the Portfolio outperformed in comparison to its benchmark index during the first quarter of 2007, as well as over one-year, three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.550% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Diversified Bond Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board also noted that the Portfolio had outperformed its benchmark index over the same three-year and five-year time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board noted that while the Portfolio underperformed against its benchmark index over the one-year period, the Portfolio had outperformed against its benchmark index over the three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.450% was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Flexible Managed Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year and three-year periods, in the second quartile over the five-year period, and in the third quartile over a ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year and three-year periods, in the fourth quartile over the five-year period, and in the fourth quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the one-year period, but had performed in-line with the index over the three-year period. The Board noted that PI had taken steps to improve the Portfolio’s performance by replacing the Portfolio’s former subadviser with four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and William Blair & Company LLC), who had assumed subadvisory responsibilities in December 2005. In light of this, the Board concluded that it was reasonable to continue to allow the new subadvisers to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the third quartile over the three-year period, and in the first quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board noted that although the Portfolio had underperformed against its benchmark and was below the median performance of the mutual funds included in the Peer Universe over shorter time periods, the Portfolio had outperformed its benchmark index and was above the median of the Peer Universe over longer time periods. The Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the first quartile over the three-year and five-year periods, and in the third quartile over the ten-year period in relation to the Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, and performance that was better than the Portfolio’s benchmark index and in the second quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board noted that the Portfolio’s long-term performance over three-year, five-year and ten-year periods was strong. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, and in the first quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board further noted that although the Portfolio performed below the median of the mutual funds included in the Peer Universe over the one-year period, the Portfolio outperformed the median over three-year and five-year time periods. The Board further noted that the Portfolio had marginally underperformed against its benchmark index over the three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that in light of the Portfolio’s strong long-term performance record, the management and subadvisory fees are reasonable.

Stock Index Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, and in the second quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board further noted that the Portfolio marginally underperformed against its benchmark index over the one-year period, and had underperformed against its benchmark index over the three-year and five-year periods. However, the Board took note of PI’s explanation that the Portfolio’s risk-adjusted performance was in-line with the index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. In light of the Portfolio’s performance, the Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Variable life insurance is offered through Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, 751 Broad St, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Ave., Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2006 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105620    PSF-SAR-A    Ed. 08/2007

SEMIANNUAL REPORT

JUNE 30, 2007

The Prudential Series Fund

■	SP Aggressive Growth Asset Allocation Portfolio

■	SP AIM Core Equity Portfolio

■	SP Balanced Asset Allocation Portfolio

■	SP Conservative Asset Allocation Portfolio

■	SP Davis Value Portfolio

■	SP Growth Asset Allocation Portfolio

■	SP International Growth Portfolio

■	SP International Value Portfolio

■	SP Large Cap Value Portfolio

■	SP Mid Cap Growth Portfolio

■	SP PIMCO High Yield Portfolio

■	SP PIMCO Total Return Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Growth Portfolio

■	SP Small Cap Value Portfolio

■	SP Strategic Partners Focused Growth Portfolio

■	SP T. Rowe Price Large Cap Growth Portfolio

Please note inside is a Prospectus Supplement dated August 15, 2007. This document is separate from and not a part of the semiannual report.

IFS-A105621

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Semiannual Report

June 30, 2007

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Schedule of Investments and Financial Statements

B1 Notes to Financial Statements

C1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

The Prudential Series Fund

Letter to Contract Owners

Semiannual Report

June 30, 2007

■	DEAR CONTRACT OWNER

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the Prudential Series Fund semi-annual report serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2007

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2007 (Unaudited)

SP Aggressive Growth Asset Allocation Portfolio		SP AIM Core Equity Portfolio		SP Balanced Asset Allocation Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
PSF-SP Large Cap Value Portfolio	32.3%	Progressive Corp. (The)	3.2%	PSF-SP PIMCO Total Return Portfolio	30.1%
Advanced Series Trust-Marsico Capital Growth Portfolio	18.3%	Amgen, Inc.	3.0%	PSF-SP Large Cap Value Portfolio	21.6%
PSF-Jennison Portfolio (Class I)	18.3%	Pfizer, Inc.	2.7%	Advanced Series Trust-Marsico Capital Growth Portfolio	12.3%
PSF-SP International Value Portfolio	12.1%	3M Co.	2.7%	PSF-Jennison Portfolio (Class I)	12.3%
PSF-SP International Growth Portfolio (Class I)	12.0%	Tyco International Ltd.	2.6%	PSF-SP International Value Portfolio	8.2%

SP Conservative Asset Allocation Portfolio		SP Davis Value Portfolio		SP Growth Asset Allocation Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
PSF-SP PIMCO Total Return Portfolio	48.1%	American Express Co.	4.4%	PSF-SP Large Cap Value Portfolio	28.1%
PSF-SP Large Cap Value Portfolio	15.1%	ConocoPhillips	4.3%	Advanced Series Trust-Marsico Capital Growth Portfolio	16.0%
Advanced Series Trust-Marsico Capital Growth Portfolio	8.6%	American International Group, Inc.	4.1%	PSF-Jennison Portfolio (Class I)	15.8%
PSF-Jennison Portfolio (Class I)	8.5%	Tyco International Ltd.	4.0%	PSF-SP PIMCO Total Return Portfolio	12.0%
PSF-SP International Value Portfolio	5.7%	Costco Wholesale Corp.	3.8%	PSF-SP International Value Portfolio	10.5%

SP International Growth Portfolio		SP International Value Portfolio		SP Large Cap Value Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Tesco PLC	3.0%	Teva Pharmaceutical Industries Ltd., ADR	2.1%	Bank of America Corp.	3.2%
ABB Ltd.	2.3%	BASF AG	2.0%	Altria Group, Inc.	3.1%
Reckitt Benckiser PLC	2.2%	Lloyds TSB Group PLC	1.9%	ConocoPhillips	2.9%
Macquarie Bank Ltd.	2.2%	Toyota Motor Corp.	1.8%	General Electric Co.	2.8%
Capitaland Ltd.	2.0%	E.ON AG	1.7%	ChevronTexaco Corp.	2.3%

SP Mid-Cap Growth Portfolio		SP PIMCO High Yield Portfolio		SP PIMCO Total Return Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Issues (% of Net Assets)
Apple Inc.	4.8%	HCA, Inc., Sec’d Notes, 9.25%, 11/15/16	2.6%	Government National Mortgage Assoc., 6.0%, TBA	9.7%
Garmin Ltd.	3.1%	Qwest Communications International, Inc., Gtd. Ntes, 7.50%, 02/15/14	1.9%	Federal National Mortgage Assoc., 5.5%, TBA	4.4%
Oceaneering International, Inc.	2.9%	Ford Motor Credit Co. LLC, Notes, 7.80%, 06/01/12	1.8%	Federal National Mortgage Assoc., 5.5%, 11/01/34	4.3%
Corrections Corp. of America	2.9%	CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes, 8.75%, 11/15/13	1.7%	Federal National Mortgage Assoc., 5.0%, 02/01/36	3.3%
Sotheby’s	2.7%	Williams Cos., Inc., Sr. Unsec’d Notes, 7.875%, 09/01/21	1.5%	Federal National Mortgage Assoc., 5.5%, 09/01/34	3.2%

SP Prudential U.S. Emerging Growth Portfolio		SP Small Cap Growth Portfolio		SP Small Cap Value Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
NII Holdings, Inc.	3.5%	Bucyrus International, Inc. (Class A Stock)	2.7%	iShares Russell 2000 Value Index Fund	1.4%
DaVita, Inc.	2.4%	TETRA Technologies, Inc.	2.4%	Casey’s General Stores, Inc.	1.1%
American Tower Corp. (Class A Stock)	2.3%	Terra Industries, Inc.	2.1%	Lawson Software, Inc.	1.0%
Ametek, Inc.	2.2%	Actuant Corp. (Class A Stock)	2.0%	El Paso Electric Co.	0.9%
Quest Diagnostics, Inc.	2.0%	Universal Electronics, Inc.	2.0%	Central Pacific Financial Corp.	0.8%

SP Strategic Partners Focused Growth Portfolio		SP T. Rowe Price Large Cap Growth Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Google, Inc. (Class A Stock)	7.2%	American Tower Corp.	4.5%
Apple, Inc.	6.3%	General Electric Co.	4.2%
Cisco Systems, Inc.	5.3%	Microsoft Corp.	3.8%
Boeing Co. (The)	5.1%	Google, Inc.	3.1%
Gilead Sciences, Inc.	4.6%	Juniper Networks, Inc.	2.9%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, [distribution and service (12b-1*) fees,] and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

*12b-1 fees are paid by the fund out of fund assets to cover distribution expenses and sometimes shareholder service expenses.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period

SP Aggressive Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,074.00	0.52%	$2.67
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

SP AIM Core Equity (Class I)	Actual	$1,000.00	$1,088.20	1.00%	$5.18
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

SP Balanced Asset Allocation (Class I)	Actual	$1,000.00	$1,050.00	0.35%	$1.78
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

SP Conservative Asset Allocation (Class I)	Actual	$1,000.00	$1,036.00	0.27%	$1.36
	Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35

SP Davis Value (Class I)	Actual	$1,000.00	$1,070.90	0.80%	$4.11
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,063.60	0.43%	$2.20
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

SP International Growth (Class I)	Actual	$1,000.00	$1,089.20	0.94%	$4.87
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

SP International Growth (Class II)	Actual	$1,000.00	$1,088.10	1.34%	$6.94
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period

SP International Value (Class I)	Actual	$1,000.00	$1,140.40	0.97%	$5.15
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

SP Large Cap Value (Class I)	Actual	$1,000.00	$1,054.30	0.83%	$4.23
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

SP Mid Cap Growth (Class I)	Actual	$1,000.00	$1,093.40	0.90%	$4.67
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

SP PIMCO High Yield (Class I)	Actual	$1,000.00	$1,023.70	0.69%	$3.46
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

SP PIMCO Total Return (Class I)	Actual	$1,000.00	$1,001.80	0.66%	$3.28
	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31

SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$1,110.10	0.66%	$3.45
	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31

SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$1,107.80	1.06%	$5.54
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

SP Small Cap Growth (Class I)	Actual	$1,000.00	$1,134.40	1.09%	$5.77
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

SP Small Cap Value (Class I)	Actual	$1,000.00	$1,078.20	0.96%	$4.95
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

SP Strategic Partners Focused Growth (Class I)	Actual	$1,000.00	$1,046.70	1.10%	$5.58
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

SP Strategic Partners Focused Growth (Class II)	Actual	$1,000.00	$1,043.80	1.50%	$7.60
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

SP T. Rowe Price Large-Cap Growth (Class I)	Actual	$1,000.00	$1,076.70	1.06%	$5.46
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Marsico Capital Growth Portfolio(a)	1,771,832	$38,484,196
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,741,230	38,481,186
Money Market Portfolio	192	1,922
Natural Resources Portfolio (Class I)(a)	63,739	3,575,785
SP International Growth Portfolio (Class I)(a)	2,775,119	25,087,080
SP International Value Portfolio(a)	1,950,351	25,354,560
SP Large Cap Value Portfolio(a)	4,843,673	67,714,547
SP Small Cap Growth Portfolio(a)	774,053	6,525,267
SP Small Cap Value Portfolio(a)	227,487	3,355,438

TOTAL LONG-TERM INVESTMENTS (cost $155,887,448)		208,579,981

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,196,349) (Note 4)	1,196,349	1,196,349

TOTAL INVESTMENTS — 100.0% (cost $157,083,797)(b)		209,776,330
OTHER ASSETS IN EXCESS OF LIABILITIES		5,965

NET ASSETS — 100.0%		$209,782,295

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type
Large/Mid-Cap Growth	36.6%
Large/Mid-Cap Value	32.3
International Value	12.1
International Growth	12.0
Small-Cap Growth	3.1
Sector	1.7
Small-Cap Value	1.6

99.4
Short-Term Investment	0.6
Other assets in excess of liabilities	— (c)

100.0%

(c)	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Affiliated investments, at value (cost $157,083,797)	$209,776,330
Cash	7,109
Receivable for Series shares sold	72,804
Dividends receivable	1,014

Total Assets	209,857,257

LIABILITIES
Accrued expenses and other liabilities	40,497
Payable for Series shares repurchased	24,585
Management fee payable	8,680
Transfer agent fee payable	1,200

Total Liabilities	74,962

NET ASSETS	$209,782,295

Net assets were comprised of:
Paid-in capital	$145,300,693
Retained earnings	64,481,602

Net assets, June 30, 2007	$209,782,295

Net asset value and redemption price per share, $209,782,295 / 18,767,939 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$30,530

EXPENSES
Management fee	51,033
Custodian’s fees and expenses	17,000
Shareholders’ reports	13,000
Audit fee	7,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,200) (Note 4)	2,000
Miscellaneous	1,701

Total expenses	96,734

NET INVESTMENT LOSS	(66,204)

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	1,058,913
Net change in unrealized appreciation (depreciation) on investments	13,562,202

NET GAIN ON INVESTMENTS	14,621,115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,554,911

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(66,204)	$1,927,393
Net realized gain on investments	1,058,913	9,174,909
Net change in unrealized appreciation (depreciation) on investments	13,562,202	14,717,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,554,911	25,819,775

DISTRIBUTIONS	—	(8,113,969)

SERIES SHARE TRANSACTIONS:
Series shares sold [715,720 and 2,144,659 shares, respectively]	7,704,639	20,790,257
Series shares issued in reinvestment of distributions [0 and 843,448 shares, respectively]	—	8,113,969
Series shares repurchased [1,307,682 and 3,440,817 shares respectively]	(14,083,466)	(33,216,872)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(6,378,827)	(4,312,646)

TOTAL INCREASE IN NET ASSETS	8,176,084	13,393,160
NET ASSETS:
Beginning of period	201,606,211	188,213,051

End of period	$209,782,295	$201,606,211

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 87.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 1.8%
Northrop Grumman Corp.	4,060	$316,152
United Technologies Corp.	5,914	419,480

		735,632

Automobiles — 0.7%
Renault SA (France)	1,728	277,152

Biotechnology — 3.0%
Amgen, Inc.*	21,467	1,186,910

Commercial Banks — 1.1%
Barclays PLC (United Kingdom)	31,759	441,860

Communication Equipment — 2.3%
Corning, Inc.*	15,943	407,344
Motorola, Inc.	29,276	518,185

		925,529

Computer Hardware — 1.4%
Fujitsu Ltd. (Japan)	73,000	538,347

Computer Services & Software — 6.0%
Cisco Systems, Inc.*	21,242	591,590
EMC Corp.*	19,694	356,461
Microsoft Corp.	24,963	735,660
Symantec Corp.*	34,951	706,010

		2,389,721

Computers — 0.8%
International Business Machines Corp.	2,925	307,856

Computers & Peripherals — 1.0%
Seagate Technology (Cayman Islands)	19,011	413,870

Consumer Products & Services — 2.3%
Avon Products, Inc.	11,267	414,062
Estee Lauder Cos., Inc. (Class A Stock)	9,278	422,242
Henkel KGaA (Germany)	1,350	64,551

		900,855

Diversified Manufacturing Operations — 4.3%
General Electric Co.	17,425	667,029
Tyco International Ltd.	30,557	1,032,521

		1,699,550

Electronic Components — 2.0%
Hitachi Ltd. (Japan)	58,000	412,183
Koninklijke (Royal) Philips Electronics NV (Netherlands)	9,138	387,240

		799,423

Electronic Equipment & Instruments — 2.3%
Agilent Technologies, Inc.*	23,896	918,562

Electronics — 0.9%
Analog Devices, Inc.	9,676	364,205

Entertainment & Leisure — 1.2%
Nintendo Co. Ltd. (Japan)	700	256,406
Sega Sammy Holdings, Inc. (Japan)	13,500	218,741

		475,147

Financial Services — 2.1%
Citigroup, Inc.	13,413	687,953
UBS AG (Switzerland)	2,514	150,348

		838,301

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage — 4.6%
Cadbury Schweppes PLC (United Kingdom)	67,984	$922,707
Coca-Cola Co.	8,592	449,448
Unilever NV (Netherlands)	14,737	457,345

		1,829,500

Industrial Conglomerates — 2.7%
3M Co.	12,417	1,077,671

Insurance — 8.8%
Berkshire Hathaway, Inc. (Class A Stock)*	7	766,325
Chubb Corp. (The)	7,640	413,630
Genworth Financial, Inc. (Class A Stock)	11,985	412,284
Marsh & McLennan Cos., Inc.	11,406	352,217
Progressive Corp. (The)	53,100	1,270,683
XL Capital Ltd. (Class A Stock)	3,834	323,168

		3,538,307

Iron / Steel — 0.6%
Tenaris SA, ADR (Luxembourg)	4,836	236,771

Machinery & Equipment — 1.9%
Caterpillar, Inc.	9,875	773,213

Media — 2.1%
Gannett Co., Inc.	4,612	253,430
McGraw-Hill Cos., Inc.	3,422	232,970
News Corp. (Class A Stock)	16,130	342,117

		828,517

Office Equipment — 1.3%
Xerox Corp.*	28,914	534,331

Oil, Gas & Consumable Fuels — 11.4%
Apache Corp.	5,154	420,515
BJ Services Co.	23,539	669,449
Chesapeake Energy Corp.	13,287	459,730
Exxon Mobil Corp.	5,649	473,838
Schlumberger Ltd.	6,074	515,925
Smith International, Inc.	4,276	250,745
Total SA (Class B Stock) (France)	5,214	422,742
Transocean, Inc. (Cayman Islands)*	3,468	367,539
Weatherford International Ltd. (Bermuda)*	8,915	492,465
XTO Energy, Inc.	8,263	496,606

		4,569,554

Pharmaceuticals — 7.0%
GlaxoSmithKline PLC, ADR (United Kingdom)	10,348	541,925
Merck & Co., Inc.	8,718	434,156
Pfizer, Inc.	42,887	1,096,621
Sanofi-Aventis, ADR (France)	3,484	140,301
Teva Pharmaceutical Industries Ltd., ADR (Israel)	14,054	579,727

		2,792,730

Printing & Publishing — 0.9%
Washington Post Co. (The)	482	374,075

Railroads — 0.9%
Union Pacific Corp.	3,271	376,656

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail — 3.1%
Gap, Inc. (The)	21,651	$413,534
Wal-Mart Stores, Inc.	16,953	815,609

		1,229,143

Software — 1.6%
Automatic Data Processing, Inc.	13,569	657,689

Telecommunications — 2.0%
AT&T, Inc.	7,721	320,421
Nokia Corp., ADR (Finland)	16,825	472,951

		793,372

Telecommunications Wireless — 1.4%
SK Telecom Co. Ltd., ADR (South Korea)	19,736	539,780

Transportation — 1.6%
United Parcel Service, Inc. (Class B Stock)	8,645	631,085

Utilities – Electrical Utilities — 0.5%
FPL Group, Inc.	3,727	211,470

Waste Management — 1.4%
Waste Management, Inc.	14,759	576,339

TOTAL LONG-TERM INVESTMENTS (cost $29,276,847)		34,783,123

SHORT-TERM INVESTMENT — 11.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,649,602)(w)(Note 4)	4,649,602	4,649,602

TOTAL INVESTMENTS(o) — 98.6% (cost $33,926,449)		39,432,725
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		570,691

NET ASSETS — 100.0%		$40,003,416

The industry classification of portfolio investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund	11.6%
Oil, Gas & Consumable Fuels	11.4
Insurance	8.8
Pharmaceuticals	7.0
Computer Services & Software	6.0
Food & Beverage	4.6
Diversified Manufacturing Operations	4.3
Retail	3.1
Biotechnology	3.0
Industrial Conglomerates	2.7
Communication Equipment	2.3
Consumer Products & Services	2.3
Electronic Equipment & Instruments	2.3
Financial Services	2.1
Media	2.1
Electronic Components	2.0
Telecommunications	2.0
Machinery & Equipment	1.9
Aerospace	1.8
Software	1.6
Transportation	1.6
Computer Hardware	1.4
Telecommunications Wireless	1.4
Waste Management	1.4
Office Equipment	1.3
Entertainment & Leisure	1.2
Commercial Banks	1.1
Computers & Peripherals	1.0
Electronics	0.9
Printing & Publishing	0.9
Railroads	0.9
Computers	0.8
Automobiles	0.7
Iron / Steel	0.6
Utilities – Electrical Utilities	0.5

98.6
Other assets in excess of liabilities	1.4

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(o)	As of June 30, 2007, 8 securities representing $3,123,945 and 7.8% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP AIM CORE EQUITY PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $29,276,847)	$34,783,123
Affiliated investments (cost $4,649,602)	4,649,602
Cash	12,762
Foreign currency, at value (cost $55,015)	55,633
Receivable for investments sold	428,171
Dividends and interest receivable	64,923
Receivable for Series shares sold	21,586
Tax reclaim receivable	11,584
Prepaid expenses	1,861

Total Assets	40,029,245

LIABILITIES
Management fee payable	22,466
Deferred trustees’ fees	1,984
Accrued expenses and other liabilities	695
Transfer agent fees payable	500
Payable for Series shares repurchased	184

Total Liabilities	25,829

NET ASSETS	$40,003,416

Net assets were comprised of:
Paid-in capital	$30,308,091
Retained earnings	9,695,325

Net assets, June 30, 2007	$40,003,416

Net asset value and redemption price per share, $40,003,416 / 4,438,814 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$9.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $11,511 foreign withholding tax)	$330,669
Affiliated dividend income	128,735
Interest	1,098

460,502

EXPENSES
Management fee	163,457
Custodian’s fees and expenses	25,000
Shareholders’ reports	17,000
Audit fee	8,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,500) (Note 4)	2,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	100
Miscellaneous	5,356

Total expenses	229,913
Less: advisory fee waivers and expense reimbursements	(37,610)

Net expenses	192,303

NET INVESTMENT INCOME	268,199

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,272,717
Foreign currency transactions	(6,008)

3,266,709

Net change in unrealized appreciation (depreciation) on:
Investments	(234,112)
Foreign currencies	1,324

(232,788)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	3,033,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,302,120

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$268,199	$426,593
Net realized gain on investment and foreign currency transactions	3,266,709	380,047
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(232,788)	4,471,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,302,120	5,278,191

DISTRIBUTIONS	—	(2,267,062)

SERIES SHARE TRANSACTIONS:
Series shares sold [264,048 and 592,562 shares, respectively]	2,258,859	4,594,030
Series shares issued in reinvestment of distributions [0 and 300,671 shares, respectively]	—	2,267,062
Series shares repurchased [402,760 and 807,651 shares, respectively]	(3,438,660)	(6,219,674)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(1,179,801)	641,418

TOTAL INCREASE IN NET ASSETS	2,122,319	3,652,547
NET ASSETS:
Beginning of period	37,881,097	34,228,550

End of period	$40,003,416	$37,881,097

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Marsico Capital Growth Portfolio(a)	7,919,453	$172,010,519
The Prudential Series Fund —
Jennison Portfolio (Class I)	7,764,128	171,587,233
Money Market Portfolio	2,316,231	23,162,311
Natural Resources Portfolio (Class I)(a)	290,839	16,316,060
SP International Growth Portfolio (Class I)(a)	12,556,382	113,509,695
SP International Value Portfolio(a)	8,791,372	114,287,836
SP Large Cap Value Portfolio(a)	21,656,401	302,756,481
SP PIMCO High Yield Portfolio	1,386,612	14,185,040
SP PIMCO Total Return Portfolio	38,447,617	420,616,930
SP Small Cap Growth Portfolio(a)	3,454,976	29,125,448
SP Small Cap Value Portfolio(a)	955,790	14,097,900

TOTAL LONG-TERM INVESTMENTS (cost $1,165,549,741)		1,391,655,453

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $7,845,700) (Note 4)	7,845,700	7,845,700

TOTAL INVESTMENTS — 100.0% (cost $1,173,395,441)(b)		1,399,501,153
LIABILITIES IN EXCESS OF OTHER ASSETS		(169,869)

NET ASSETS — 100.0%		$1,399,331,284

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type
Core Bonds	30.1%
Large/Mid-Cap Growth	24.5
Large/Mid-Cap Value	21.6
International Value	8.2
International Growth	8.1
Small-Cap Growth	2.1
Money Market	1.6
Sector	1.2
High Yield	1.0
Small-Cap Value	1.0

99.4
Short-Term Investment	0.6
Liabilities in excess of other assets	— (c)

100.0%

(c)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP BALANCED ASSET ALLOCATION PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Affiliated investments, at value (cost $1,173,395,441)	$1,399,501,153
Cash	6,738
Receivable for investments sold	1,000,000
Dividends receivable	10,448
Receivable for Series shares sold	6,952

Total Assets	1,400,525,291

LIABILITIES
Payable for Series shares repurchased	1,094,789
Management fee payable	57,842
Accrued expenses and other liabilities	39,140
Transfer agent fee payable	1,334
Deferred trustees’ fees	902

Total Liabilities	1,194,007

NET ASSETS	$1,399,331,284

Net assets were comprised of:
Paid-in capital	$1,088,940,826
Retained earnings	310,390,458

Net assets, June 30, 2007	$1,399,331,284

Net asset value and redemption price per share, $1,399,331,284 / 114,967,044 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$12.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$9,538,861

EXPENSES
Management fee	348,939
Custodian’s fees and expenses	18,000
Shareholders’ reports	12,000
Audit fee	6,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,300) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,646

Total expenses	395,585

NET INVESTMENT INCOME	9,143,276

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	7,397,801
Net change in unrealized appreciation (depreciation) on investments	52,327,047

NET GAIN ON INVESTMENTS	59,724,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,868,124

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,143,276	$30,744,688
Net realized gain on investments	7,397,801	38,465,433
Net change in unrealized appreciation (depreciation) on investments	52,327,047	70,777,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	68,868,124	139,987,963

DISTRIBUTIONS	—	(58,270,528)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,894,477 and 8,743,179 shares, respectively]	22,298,899	96,425,347
Series shares issued in reinvestment of distributions [0 and 5,365,610 shares, respectively]	—	58,270,528
Series shares repurchased [8,268,339 and 18,390,492 shares, respectively]	(98,147,093)	(201,870,744)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(75,848,194)	(47,174,869)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,980,070)	34,542,566
NET ASSETS:
Beginning of period	1,406,311,354	1,371,768,788

End of period	$1,399,331,284	$1,406,311,354

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Marsico Capital Growth Portfolio(a)	2,476,440	$53,788,281
The Prudential Series Fund —
Jennison Portfolio (Class I)	2,409,228	53,243,946
Money Market Portfolio	1,871,808	18,718,081
Natural Resources Portfolio (Class I)(a)	93,569	5,249,222
SP International Growth Portfolio (Class I)(a)	3,885,683	35,126,575
SP International Value Portfolio(a)	2,746,312	35,702,053
SP Large Cap Value Portfolio(a)	6,744,279	94,285,021
SP PIMCO High Yield Portfolio	960,554	9,826,463
SP PIMCO Total Return Portfolio	27,436,890	300,159,573
SP Small Cap Growth Portfolio(a)	1,057,901	8,918,105
SP Small Cap Value Portfolio(a)	347,530	5,126,064

TOTAL LONG-TERM INVESTMENTS (cost $555,377,769)		620,143,384

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $3,340,810)(Note 4)	3,340,810	3,340,810

TOTAL INVESTMENTS — 100.0% (cost $558,718,579)(b)		623,484,194
OTHER ASSETS IN EXCESS OF LIABILITIES		195,929

NET ASSETS — 100.0%		$623,680,123

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type
Core Bonds	48.1%
Large/Mid-Cap Growth	17.2
Large/Mid-Cap Value	15.1
International Value	5.7
International Growth	5.6
Money Market	3.0
High Yield	1.6
Small-Cap Growth	1.4
Sector	0.9
Small-Cap Value	0.8

99.4
Short-Term Investment	0.6
Other assets in excess of liabilities	— (c)

100.0%

(c)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Affiliated investments, at value (cost $558,718,579)	$623,484,194
Cash	6,765
Receivable for investments sold	1,200,000
Dividends receivable	5,704
Receivable for Series shares sold	2,883

Total Assets	624,699,546

LIABILITIES
Payable for Series shares repurchased	937,878
Accrued expenses and other liabilities	53,391
Management fee payable	25,762
Transfer agent fee payable	1,491
Deferred trustees’ fees	901

Total Liabilities	1,019,423

NET ASSETS	$623,680,123

Net assets were comprised of:
Paid-in capital	$519,447,516
Retained earnings	104,232,607

Net assets, June 30, 2007	$623,680,123

Net asset value and redemption price per share, $623,680,123 / 51,642,962 outstanding shares of beneficial interest (authorized 140,000,000 shares)	$12.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$6,858,158

EXPENSES
Management fee	156,614
Shareholders’ reports	24,000
Custodian’s fees and expenses	18,000
Audit fee	7,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Transfer agent’s fees and expenses (including affiliated expense of $1,500) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,482

Total expenses	217,096

NET INVESTMENT INCOME	6,641,062

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	1,392,769
Net change in unrealized appreciation (depreciation) on investments	14,201,686

NET GAIN ON INVESTMENTS	15,594,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,235,517

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,641,062	$18,651,880
Net realized gain on investments	1,392,769	13,468,622
Net change in unrealized appreciation (depreciation) on investments	14,201,686	20,212,384

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,235,517	52,332,886

DISTRIBUTIONS	—	(31,649,902)

SERIES SHARE TRANSACTIONS:
Series shares sold [902,886 and 3,731,103 shares, respectively]	10,681,445	41,820,894
Series shares issued in reinvestment of distributions [0 and 2,869,438 shares, respectively]	—	31,649,902
Series shares repurchased [3,530,349 and 9,218,672 shares, respectively]	(42,026,272)	(103,341,968)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(31,344,827)	(29,871,172)

TOTAL DECREASE IN NET ASSETS	(9,109,310)	(9,188,188)
NET ASSETS:
Beginning of period	632,789,433	641,977,621

End of period	$623,680,123	$632,789,433

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%		Value (Note 2)
COMMON STOCKS	Shares
Automobile Manufacturers — 0.4%
CarMax, Inc.*(a)	59,600	$1,519,800

Beverages — 1.0%
Heineken Holding NV (Netherlands)	65,450	3,384,253

Business Services — 1.1%
Iron Mountain, Inc.*(a)	147,200	3,846,336

Cable Television — 0.4%
Virgin Media, Inc. (United Kingdom)(a)	54,317	1,323,705

Commercial Banks — 1.2%
Mellon Financial Corp.(a)	89,900	3,955,600

Computers — 1.7%
Dell, Inc.*	131,000	3,740,050
Hewlett-Packard Co.	48,700	2,172,994

		5,913,044

Construction — 0.3%
Hunter Douglas NV (Netherlands)	10,453	984,656

Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)*(a)	10,600	619,358

Containers & Packaging — 1.9%
Sealed Air Corp.(a)	206,500	6,405,630

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	36,700	1,348,725

Diversified Financial Services — 0.1%
E*Trade Financial Corp.	18,700	413,083

Diversified Manufacturing Operations — 4.0%
Tyco International Ltd.*	406,152	13,723,876

Diversified Metals — 0.6%
BHP Billiton PLC (United Kingdom)	35,400	983,371
Rio Tinto PLC (United Kingdom)	12,600	963,948

		1,947,319

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.*	42,800	1,645,232

Entertainment & Leisure — 1.5%
Harley-Davidson, Inc.(a)	82,800	4,935,708

Financial – Bank & Trust — 4.6%
HSBC Holdings PLC (United Kingdom)	500,460	9,163,668
Wachovia Corp.(a)	128,407	6,580,859

		15,744,527

Financial Services — 10.6%
American Express Co.	242,200	14,817,796
Ameriprise Financial, Inc.	65,960	4,193,077
Commerce Bancorp, Inc.(a)	51,700	1,912,383
H&R Block, Inc.	136,400	3,187,668
Moody’s Corp.(a)	59,400	3,694,680
State Street Corp.	8,800	601,920
Wells Fargo & Co.	215,600	7,582,652

		35,990,176

Foods — 1.8%
Diageo PLC, ADR (United Kingdom)	50,800	4,232,148
Hershey Co.	35,200	1,781,824

		6,013,972

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 2.2%
Cardinal Health, Inc.	40,400	$2,853,856
Express Scripts, Inc.*(a)	30,700	1,535,307
UnitedHealth Group, Inc.	60,300	3,083,742

		7,472,905

Household Products — 1.0%
Procter & Gamble Co.	53,600	3,279,784

Insurance — 15.1%
Ambac Financial Group, Inc.	14,500	1,264,255
American International Group, Inc.	197,100	13,802,913
AON Corp.(a)	55,610	2,369,542
Berkshire Hathaway, Inc. (Class A Stock)*	94	10,290,650
Chubb Corp.	16,000	866,240
Loews Corp.	154,300	7,866,214
Markel Corp.*	534	258,755
Millea Holdings, Inc. (Japan)	80,900	3,324,703
NIPPONKOA Insurance Co. Ltd. (Japan)	50,400	454,367
Principal Financial Group, Inc.	17,500	1,020,075
Progressive Corp.(a)	251,000	6,006,430
Sun Life Financial, Inc. (Canada)(a)	11,400	544,350
Transatlantic Holdings, Inc.	44,875	3,191,959

		51,260,453

Internet & Catalog Retail — 0.3%
Liberty Media Corp. - Interactive (Class A Stock)*	45,825	1,023,272

Internet Services — 0.6%
Expedia, Inc.*(a)	19,050	557,975
Google, Inc. (Class A Stock)*	1,310	685,628
IAC/InterActive Corp.*	19,050	659,320

		1,902,923

Internet Software & Services — 0.7%
Amazon.com, Inc.*(a)	35,400	2,421,714

Investment Firms — 6.3%
Citigroup, Inc.	123,400	6,329,186
JPMorgan Chase & Co.	263,816	12,781,885
Morgan Stanley	27,400	2,298,312

		21,409,383

Materials — 1.2%
Martin Marietta Materials, Inc.	24,600	3,985,692

Media — 6.2%
Comcast Corp. (Special Class A Stock)*(a)	351,800	9,836,328
Gannett Co., Inc.	12,600	692,370
Lagardere SCA (France)	37,700	3,269,670
Liberty Media Corp. - Capital (Class A Stock)*	9,125	1,073,830
News Corp. (Class A Stock)	245,600	5,209,176
WPP Group PLC, ADR (United Kingdom)(a)	11,200	837,200

		20,918,574

Metals & Mining — 0.5%
China Coal Energy Co. (Hong Kong)*	1,140,700	1,709,766

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Mining — 0.8%
Vulcan Materials Co.	24,300	$2,783,322

Multi-Line Retail — 0.2%
Sears Holdings Corp.*	4,700	796,650

Oil, Gas & Consumable Fuels — 12.0%
Canadian Natural Resources Ltd. (Canada)	21,500	1,426,525
ConocoPhillips	183,840	14,431,440
Devon Energy Corp.	97,200	7,609,788
EOG Resources, Inc.	83,370	6,091,012
Occidental Petroleum Corp.	132,900	7,692,252
Transocean, Inc. (Cayman Islands)*	31,200	3,306,576

		40,557,593

Real Estate Operation & Development — 0.1%
Hang Lung Group Ltd. (Hong Kong)	94,000	424,366

Retail & Merchandising — 7.2%
Bed Bath & Beyond, Inc.*	53,600	1,929,064
Costco Wholesale Corp.	218,900	12,810,028
CVS Caremark Corp.	116,110	4,232,210
Wal-Mart Stores, Inc.	110,100	5,296,911

		24,268,213

Software — 3.0%
Dun & Bradstreet Corp.	33,100	3,408,638
Microsoft Corp.	229,900	6,775,153

		10,183,791

Specialty Retail — 0.4%
Lowe’s Co., Inc.	48,400	1,485,396

Telecommunications Wireless — 1.9%
Nokia Corp. (Class A Stock), ADR (Finland)	34,600	972,606
SK Telecom Co. Ltd., ADR (South Korea)	58,000	1,586,300
Sprint Nextel Corp.	179,500	3,717,445

		6,276,351

Tobacco — 3.1%
Altria Group, Inc.	151,200	10,605,168

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Transportation — 1.4%
Asciano Group (Australia)*	35,700	$306,600
Cosco Pacific Ltd. (Hong Kong)	409,200	1,072,821
Kuehne & Nagel International AG (Switzerland)	14,945	1,376,479
Toll Holdings Ltd. (Australia)	44,600	547,896
United Parcel Service, Inc. (Class B Stock)(a)	19,700	1,438,100

		4,741,896

Transportation/Shipping — 0.8%
China Merchants Holdings International Co. Ltd. (Hong Kong)	589,708	2,854,569

TOTAL LONG-TERM INVESTMENTS (cost $217,831,406)		330,076,781

SHORT-TERM INVESTMENT — 11.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $39,183,849; includes $35,146,690 of cash collateral for securities on loan)(b)(w) (Note 4)	39,183,849	39,183,849

TOTAL INVESTMENTS(o) — 108.9% (cost $257,015,255)		369,260,630
Liabilities in excess of other assets — (8.9)%		(30,195,234)

NET ASSETS — 100.0%		$339,065,396

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,259,043; cash collateral of $35,146,690 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2007, 7 securities representing $20,126,045 and 5.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Insurance	15.1%
Oil, Gas & Consumable Fuels	12.0
Affiliated Money Market Mutual Fund (including 10.4% of collateral received from securities on loan)	11.6
Financial Services	10.6
Retail & Merchandising	7.2
Investment Firms	6.3
Media	6.2
Financial – Bank & Trust	4.6
Diversified Manufacturing Operations	4.0
Tobacco	3.1
Software	3.0
Healthcare Providers & Services	2.2
Containers & Packaging	1.9
Telecommunications Wireless	1.9
Foods	1.8
Computers	1.7
Entertainment & Leisure	1.5
Transportation	1.4
Materials	1.2
Commercial Banks	1.2
Business Services	1.1
Beverages	1.0
Household Products	1.0
Transportation/Shipping	0.8
Mining	0.8
Internet Software & Services	0.7
Diversified Metals	0.6
Internet Services	0.6
Metals & Mining	0.5
Electronic Equipment & Instruments	0.5
Automobile Manufacturers	0.4
Specialty Retail	0.4
Cosmetics & Toiletries	0.4
Cable Television	0.4
Internet & Catalog Retail	0.3
Construction	0.3
Multi-line Retail	0.2
Consumer Services	0.2
Real Estate Operation & Development	0.1
Diversified Financial Services	0.1

108.9
Liabilities in excess of other assets	(8.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP DAVIS VALUE PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $34,259,043:
Unaffiliated investments (cost $217,831,406)	$330,076,781
Affiliated investments (cost $39,183,849)	39,183,849
Cash	48,366
Receivable for investments sold	5,710,087
Dividends receivable	326,360
Tax reclaim receivable	34,338
Receivable for Series shares sold	3,869
Prepaid expenses	2,562

Total Assets	375,386,212

LIABILITIES
Collateral for securities on loan	35,146,690
Payable for investments purchased	777,325
Management fee payable	210,547
Payable for Series shares repurchased	136,054
Accrued expenses and other liabilities	47,012
Deferred trustees’ fees	2,524
Transfer agent fee payable	664

Total Liabilities	36,320,816

NET ASSETS	$339,065,396

Net assets were comprised of:
Paid-in capital	$204,384,922
Retained earnings	134,680,474

Net assets, June 30, 2007	$339,065,396

Net asset value and redemption price per share, $339,065,396 / 26,416,703 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$12.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $35,652 foreign withholding tax)	$3,097,441
Affiliated dividend income	108,856
Affiliated income from securities lending, net	14,951

3,221,248

EXPENSES
Management fee	1,233,692
Custodian’s fees and expenses	39,000
Shareholders’ reports	17,000
Audit fee	8,000
Insurance expenses	8,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	4,198

Total expenses	1,320,890

NET INVESTMENT INCOME	1,900,358

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	7,530,197
Foreign currency transactions	(5,648)

7,524,549

Net change in unrealized appreciation (depreciation) on:
Investments	13,225,590
Foreign currencies	(427)

13,225,163

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	20,749,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,650,070

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,900,358	$2,532,874
Net realized gain on investment and foreign currency transactions	7,524,549	10,716,506
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,225,163	30,817,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,650,070	44,066,642

DISTRIBUTIONS	—	(7,711,471)

SERIES SHARE TRANSACTIONS:
Series shares sold [831,061 and 2,724,387 shares, respectively]	10,175,734	29,848,117
Series shares issued in reinvestment of distributions [0 and 714,025 shares, respectively]	—	7,711,471
Series shares repurchased [1,767,730 and 5,281,525 shares, respectively]	(21,731,853)	(57,687,525)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(11,556,119)	(20,127,937)

TOTAL INCREASE IN NET ASSETS	11,093,951	16,227,234

NET ASSETS:
Beginning of period	327,971,445	311,744,211

End of period	$339,065,396	$327,971,445

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Marsico Capital Growth Portfolio(a)	9,521,042	$206,797,027
The Prudential Series Fund —
Jennison Portfolio (Class I)	9,251,343	204,454,674
Money Market Portfolio	331,025	3,310,248
Natural Resources Portfolio (Class I)(a)	336,072	18,853,642
SP International Growth Portfolio (Class I)(a)	15,023,329	135,810,894
SP International Value Portfolio(a)	10,493,898	136,420,672
SP Large Cap Value Portfolio(a)	25,956,225	362,868,019
SP PIMCO High Yield Portfolio	632,239	6,467,807
SP PIMCO Total Return Portfolio	14,116,208	154,431,316
SP Small Cap Growth Portfolio(a)	4,117,068	34,706,883
SP Small Cap Value Portfolio(a)	1,336,676	19,715,971

TOTAL LONG-TERM INVESTMENTS (cost $1,008,825,695)		1,283,837,153

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $6,842,212) (Note 4)	6,842,212	6,842,212

TOTAL INVESTMENTS — 99.9% (cost $1,015,667,907)(b)		1,290,679,365
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		639,149

NET ASSETS — 100.0%		$1,291,318,514

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type
Large/Mid-Cap Growth	31.8%
Large/Mid-Cap Value	28.1
Core Bonds	12.0
International Value	10.5
International Growth	10.5
Small-Cap Growth	2.7
Small-Cap Value	1.5
Sector	1.5
High Yield	0.5
Money Market	0.3

99.4
Short-Term Investment	0.5
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP GROWTH ASSET ALLOCATION PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Affiliated investments, at value (cost $1,015,667,907)	$1,290,679,365
Cash	6,615
Receivable for investments sold	1,000,000
Receivable for Series shares sold	20,917
Dividends receivable	7,036

Total Assets	1,291,713,933

LIABILITIES
Payable for Series shares repurchased	297,845
Management fee payable	53,471
Accrued expenses and other liabilities	42,703
Transfer agent fee payable	1,400

Total Liabilities	395,419

NET ASSETS	$1,291,318,514

Net assets were comprised of:
Paid-in capital	$944,031,142
Retained earnings	347,287,372

Net assets, June 30, 2007	$1,291,318,514

Net asset value and redemption price per share, $1,291,318,514 / 108,670,767 outstanding shares of beneficial interest (authorized 150,000,000 shares)	$11.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$3,542,711

EXPENSES
Management fee	319,807
Custodian’s fees and expenses	19,000
Shareholders’ reports	13,000
Audit fee	7,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,400) (Note 4)	2,000
Miscellaneous	1,172

Total expenses	368,979

NET INVESTMENT INCOME	3,173,732

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	7,903,442
Net change in unrealized appreciation (depreciation) on investments	69,000,455

NET GAIN ON INVESTMENTS	76,903,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,077,629

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,173,732	$18,680,882
Net realized gain on investments	7,903,442	43,928,941
Net change in unrealized appreciation (depreciation) on investments	69,000,455	87,976,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,077,629	150,586,337

DISTRIBUTIONS	—	(41,746,770)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,649,960 and 10,842,004 shares, respectively]	30,309,556	113,640,623
Series shares issued in reinvestment of distributions [0 and 4,029,611 shares, respectively]	—	41,746,770
Series shares repurchased [8,962,762 and 18,418,048 shares, respectively]	(102,967,932)	(192,330,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(72,658,376)	(36,943,570)

TOTAL INCREASE IN NET ASSETS	7,419,253	71,895,997
NET ASSETS:
Beginning of period	1,283,899,261	1,212,003,264

End of period	$1,291,318,514	$1,283,899,261

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 6.0%
Allco Finance Group Ltd.	151,654	$1,368,013
CSL Ltd.	23,448	1,749,376
Macquarie Bank Ltd.	155,521	11,207,343
Macquarie Infrastructure Group	388,812	1,186,689
QBE Insurance Group Ltd.	167,000	4,417,390
Toll Holdings Ltd.	242,500	2,979,029
Woolworths Ltd.	313,900	7,185,380
WorleyParsons Ltd.	37,400	1,078,066

		31,171,286

Austria — 0.9%
Erste Bank der Oesterreichischen Sparkassen AG	29,126	2,270,107
Raiffeisen International Bank Holding AG	16,300	2,574,571

		4,844,678

Belgium — 1.2%
InBev NV	76,700	6,075,078

Brazil — 3.1%
Cia Vale do Rio Doce, ADR	150,800	6,718,140
Gafisa SA	62,500	974,922
Gol Linhas Aereas Inteligentes SA, ADR(a)	22,994	758,572
JHSF Participacoes SA*	105,500	615,280
Petroleo Brasileiro SA	96,300	2,570,995
Petroleo Brasileiro SA, ADR	13,285	1,611,072
Unibanco - Uniao de Bancos Brasileiros, ADR	25,879	2,920,963

		16,169,944

Canada — 3.9%
Brookfield Asset Management, Inc. (Class A Stock)	115,600	4,624,000
Canadian National Railway Co.	28,323	1,442,490
Research In Motion Ltd.*	18,051	3,610,020
Rogers Communications, Inc. (Class B Stock)	126,800	5,406,483
Shoppers Drug Mart Corp.	107,066	4,959,058

		20,042,051

Chile — 0.4%
Cencosud SA, ADR, 144A*	33,200	2,065,744

China — 1.2%
China Communications Construction Co. Ltd. (Class H Stock)	1,330,000	2,381,318
China Merchants Holdings International Co. Ltd.	366,000	1,771,677
Focus Media Holding Ltd., ADR(a)*	46,000	2,323,000

		6,475,995

Egypt
Egyptian Financial Group Hermes Holding	31,194	251,634

France — 10.3%
Accor SA	50,762	4,487,400
Axa SA	224,048	9,630,852
Cie de Saint Gobain	20,743	2,323,685
Electricite de France	15,438	1,668,587

COMMON STOCKS (Continued)	Shares	Value (Note 2)
France (cont’d.)
Essilor International SA	30,700	$3,656,548
Eurazeo	21,000	3,034,561
Iliad SA	19,600	1,974,267
JC Decaux SA	71,210	2,254,971
L’Oreal SA	60,000	7,092,041
Schneider Electric SA	51,400	7,201,565
Veolia Environment	131,728	10,346,007

		53,670,484

Germany — 5.4%
Beiersdorf AG	12,026	857,776
Continental AG	42,582	6,011,491
Daimler Chrysler AG	109,347	10,115,910
Linde AG	6,933	836,763
MTU Aero Engines Holding AG	455	28,913
Q-Cells AG*	14,400	1,242,168
Siemens AG	62,900	9,051,553

		28,144,574

Greece — 0.7%
National Bank of Greece SA	63,976	3,642,760

Guernsey — 0.2%
Amdocs Ltd.*	22,819	908,653

Hong Kong — 4.9%
China Merchants Bank Co. Ltd.	861,500	2,622,225
China Mobile Ltd.	494,500	5,309,146
CNOOC Ltd.	1,899,800	2,152,679
Esprit Holdings Ltd.	523,800	6,645,304
Hopson Development Holdings Ltd.	101,500	284,930
Li & Fung Ltd.	1,146,400	4,127,169
Melco PBL Entertainment (Macau) Ltd., ADR(a)*	158,349	1,988,863
Nine Dragons Paper Holdings Ltd.	283,000	659,436
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	26,400	59,423
Shangri-La Asia Ltd.	620,000	1,498,619

		25,347,794

India — 1.5%
ICICI Bank Ltd., ADR(a)	32,896	1,616,838
Infosys Technologies Ltd., ADR	121,400	6,116,132

		7,732,970

Indonesia — 0.9%
Bank Rakyat Indonesia	2,823,500	1,796,915
PT Telekomunikasi Indonesia	2,432,000	2,651,378

		4,448,293

Ireland — 0.7%
Anglo Irish Bank Corp. PLC	185,100	3,798,893

Italy — 1.4%
Saipem SpA	211,800	7,226,709

Japan — 12.1%
Aeon Mall Co. Ltd.	80,400	2,474,851
Chugai Pharmaceutical Co. Ltd.	129,000	2,320,690
Daikin Industries Ltd.	47,200	1,721,243
Fanuc Ltd.	53,600	5,537,397
Fujitsu Ltd.	53,000	390,855
Fukuoka Financial Group, Inc.	658,000	4,350,148

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Japan (cont’d.)
Honeys Co. Ltd.	20,500	$827,492
Jupiter Telecommunications Co. Ltd.*	2,662	2,205,271
K.K. DaVinci Advisors*	880	771,898
Komatsu Ltd.	161,400	4,692,889
Marubeni Corp.	382,000	3,149,076
Mitsui Trust Holdings, Inc.	205,000	1,788,183
Mizuho Financial Group, Inc.	122	845,206
NGK Insulators Ltd.	190,000	4,675,736
Nintendo Co. Ltd.	18,100	6,629,929
Nippon Electric Glass Co. Ltd.	54,000	953,909
ORIX Corp.	30,800	8,117,442
Shin-Etsu Chemical Co. Ltd.	51,000	3,649,218
Suruga Bank Ltd.	171,000	2,156,857
Toyota Motor Corp.	52,000	3,294,213
Yamada Denki Co. Ltd.	21,520	2,251,189

		62,803,692

Malaysia — 0.5%
Bumiputra-Commerce Holdings Bhd	481,200	1,630,714
Kuala Lumpur Kepong Bhd	230,300	860,498

		2,491,212

Mexico — 4.0%
America Movil SAB de CV, Series L	2,135,700	6,594,803
America Movil SAB de CV, Series L, ADR	38,685	2,395,762
Cemex SAB de CV, ADR*	47,448	1,750,831
Fomento Economico Mexicano SAB de CV, ADR	45,399	1,785,089
Grupo Televisia SA, ADR	109,807	3,031,771
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,328,200	5,040,607

		20,598,863

Netherlands — 1.8%
Heineken NV	29,223	1,713,104
Randstad Holding NV	46,200	3,656,673
Schlumberger Ltd.	46,931	3,986,319

		9,356,096

Russia — 0.3%
PIK Group(a)*	66,700	1,667,500

Singapore — 2.0%
Capitaland Ltd.	2,004,000	10,604,214

South Africa — 0.9%
MTN Group Ltd.	226,900	3,084,228
Naspers Ltd. (Class N Stock)	69,900	1,795,897

		4,880,125

South Korea — 0.8%
NHN Corp.*	11,296	2,060,265
POSCO	2,200	1,056,124
Samsung Electronics Co. Ltd.	1,600	980,246

		4,096,635

Spain — 1.0%
Industria de Diseno Textil SA	87,300	5,138,401

Switzerland — 11.3%
ABB Ltd.	526,501	11,871,429
Actelion Ltd.*	20,709	922,318

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Switzerland (cont’d.)
EFG International	51,100	$2,349,632
Geberit AG	10,400	1,772,027
Holcim Ltd.	38,811	4,191,495
Julius Baer Holding AG	43,500	3,112,414
Kuehne & Nagel International AG	35,100	3,232,815
Lonza Group AG	26,740	2,453,415
Nestle SA	21,285	8,087,737
Nobel Biocare Holding AG	6,000	1,958,587
Roche Holding AG	45,173	8,004,049
SGS Societe Generale	2,270	2,684,197
Swiss Re	24,005	2,189,259
Syngenta AG*	16,345	3,186,470
UBS AG	48,822	2,919,766

		58,935,610

Taiwan — 2.0%
Hon Hai Precision Industry Co. Ltd.	602,929	5,210,000
MediaTek, Inc.	174,000	2,710,643
Taiwan Semiconductor Manufacturing Co. Ltd.	1,035,000	2,232,748

		10,153,391

United Kingdom — 16.8%
Acergy SA	79,600	1,792,011
BG Group PLC	552,900	9,063,451
British Sky Broadcasting Group PLC	297,875	3,819,104
Capita Group PLC	298,500	4,333,277
Carphone Warehouse Group	248,900	1,636,044
HBOS PLC	398,900	7,846,091
Man Group PLC	559,076	6,800,557
Northern Rock PLC	78,390	1,356,399
Reckitt Benckiser PLC	209,867	11,489,286
Rio Tinto PLC	43,839	3,353,851
Rolls-Royce Group PLC*	740,200	7,970,107
Rolls-Royce Group PLC (Class B Stock)	43,819,840	97,496
Rotork PLC	71,800	1,311,766
Serco Group PLC	218,800	1,972,404
Tesco PLC	1,834,595	15,349,505
Vedanta Resources PLC	121,000	3,900,289
Xstrata PLC	84,300	5,018,630

		87,110,268

TOTAL LONG-TERM INVESTMENTS (cost $388,714,081)		499,853,547

SHORT-TERM INVESTMENT — 4.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $25,333,522 ; includes $8,218,845 of cash collateral for securities on loan)(b)(w) (Note 4)	25,333,522	25,333,522

TOTAL INVESTMENTS(o) — 101.1% (cost $414,047,603)		525,187,069
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.1)%		(5,789,465)

NET ASSETS — 100.0%		$519,397,604

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $8,052,962; cash collateral of $8,218,845 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2007, 60 securities representing $260,052,443 and 50.1% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real
Expiring 07/03/07	BRL	16	$8,159	$8,153	$(6)
Euros
Expiring 07/03/07	EUR	49	66,741	66,754	13
South Korean Won
Expiring 07/03/07	KRW	80,882	87,265	87,548	283
Swiss Franc
Expiring 07/03/07	CHF	58	47,291	47,295	4
British Pound
Expiring 07/03/07	GBP	62	123,947	124,010	63

			$333,403	$333,760	$357

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Oil, Gas & Consumable Fuels	7.7%
Financial Services	7.3
Real Estate	6.5
Foods	6.0
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	4.9
Telecommunications	4.1
Retail & Merchandising	4.1
Automobile Manufacturers	4.0
Commercial Banks	3.9
Financial – Bank & Trust	3.4
Metals & Mining	3.2
Insurance	3.0
Electronic Components	2.5
Pharmaceuticals	2.4
Commercial Services	2.4
Consumer Products & Services	2.2
Water	2.0
Beverages	1.8
Chemicals	1.8
Media	1.7
Diversified Manufacturing	1.7
Entertainment & Leisure	1.7
Transportation	1.7
Building Materials	1.5
Electronics	1.4
Cosmetics & Toiletries	1.4

Broadcasting	1.3%
Medical Supplies & Equipment	1.3
Computer Services & Software	1.2
Automotive Parts	1.2
Lodging	1.2
Computer Hardware	1.1
Banks	1.1
Semiconductors	1.0
Conglomerates	0.9
Machinery – Construction & Mining	0.9
Advertising	0.8
Internet Services	0.8
Software	0.7
Engineering/Construction	0.4
Construction	0.3
Building Products	0.3
Diversified Resources	0.3
Diversified Financial Services	0.3
Instruments – Controls	0.3
Energy-other	0.2
Building & Construction	0.2
Electronic Components & Equipment	0.2
Agriculture	0.2
Clothing & Apparel	0.2
Business Services	0.2
Airlines	0.1
Industrial Products	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP INTERNATIONAL GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $8,052,962:
Unaffiliated investments (cost $388,714,081)	$499,853,547
Affiliated investments (cost $25,333,522)	25,333,522
Foreign currency, at value (cost $892)	893
Receivable for investments sold	21,474,093
Dividends and interest receivable	1,031,891
Tax reclaim receivable	741,633
Receivable for Series shares sold	34,407
Prepaid expenses	3,702
Unrealized appreciation on foreign currency forward contracts	363

Total Assets	548,474,051

LIABILITIES
Payable for investments purchased	17,918,795
Collateral for securities on loan	8,218,845
Payable to custodian	2,385,949
Management fee payable	359,387
Accrued expenses and other liabilities	146,461
Payable for Series shares repurchased	26,492
Transfer agent fees payable	8,981
Administration fee payable	6,634
Distribution fee payable	4,897
Unrealized depreciation on foreign currency forward contracts	6

Total Liabilities	29,076,447

NET ASSETS	$519,397,604

Net assets were comprised of:
Paid-in capital	$308,807,915
Retained earnings	210,589,689

Net assets, June 30, 2007	$519,397,604

Class I:
Net asset value and redemption price per share, $495,830,563 / 54,843,660 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$9.04

Class II:
Net asset value and redemption price per share, $23,567,041 / 2,652,185 outstanding shares of beneficial interest (authorized 150,000,000 shares)	$8.89

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $715,385 foreign withholding tax)	$6,286,920
Affiliated dividend income	315,056
Affiliated income from securities lending, net	9,164

6,611,140

EXPENSES
Management fee	2,100,120
Distribution fee—Class II	29,331
Administration fee—Class II	17,598
Custodian’s fees and expenses	158,000
Shareholders’ reports	34,000
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $3,000) (Note 4)	3,000
Commitment fee on syndicated credit agreement	900
Miscellaneous	6,524

Total expenses	2,374,473

NET INVESTMENT INCOME	4,236,667

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	29,421,062
Foreign currency transactions	(316,218)

29,104,844

Net change in unrealized appreciation (depreciation) on:
Investments	9,732,140
Foreign currencies	86,162

9,818,302

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	38,923,146

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,159,813

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,236,667	$3,333,006
Net realized gain on investment and foreign currency transactions	29,104,844	71,519,956
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,818,302	16,561,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,159,813	91,414,165

DISTRIBUTIONS:
Class I	—	(45,416,833)
Class II	—	(2,301,316)

TOTAL DISTRIBUTIONS	—	(47,718,149)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold [5,053,237 and 11,881,106 shares, respectively]	42,932,994	90,213,315
Series shares issued in reinvestment of distributions [0 and 6,452,228 shares, respectively]	—	47,718,149
Series shares repurchased [5,419,965 and 23,645,208 shares, respectively]	(46,480,797)	(178,494,583)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(3,547,803)	(40,563,119)

TOTAL INCREASE IN NET ASSETS	39,612,010	3,132,897
NET ASSETS:
Beginning of period	479,785,594	476,652,697

End of period	$519,397,604	$479,785,594

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value (Note 2)
COMMON STOCKS	Shares
Australia — 2.2%
AWB Ltd.	310,900	$1,136,038
Bluescope Steel Ltd.	260,300	2,281,862
Commonwealth Bank of Australia	51,400	2,407,632
CSR Ltd.	253,300	747,324
Pacific Brands Ltd.	231,100	675,949
Qantas Airways Ltd.	393,600	1,868,692
Santos Ltd.	72,300	854,468
Telestra Corp. Ltd.	402,800	1,567,461
Zinifex Ltd.	46,500	741,938

		12,281,364

Austria — 0.3%
voestalpine AG	18,800	1,580,338

Belgium — 0.6%
Dexia	24,800	774,656
Fortis	53,200	2,254,820

		3,029,476

Brazil — 0.9%
Empresa Brasileira de Aeronautica SA, ADR	107,100	5,163,291

Canada — 4.0%
Canadian Natural Resources Ltd.	111,600	7,415,206
Potash Corp. of Saskatchewan	83,500	6,510,495
Rogers Communications, Inc. (Class B Stock)	190,600	8,126,779

		22,052,480

China — 3.4%
China Merchants Bank Co. Ltd.	3,037,600	9,245,815
China Petroleum and Chemical Corp. (Class H Stock)	6,179,493	6,836,072
Country Garden Holdings Co. Ltd.*	3,018,300	2,547,675

		18,629,562

Denmark — 1.8%
Danske Bank SA	28,900	1,181,784
Novo Nordisk SA (Class B Stock)	77,650	8,446,393

		9,628,177

Finland — 3.4%
Fortum Oyj	224,108	7,002,812
Nokia Oyj	286,400	8,043,625
Rautaruukki Oyj	29,600	1,890,894
Stora Enso Oyj	73,200	1,377,285

		18,314,616

France — 8.9%
Air Liquide	58,372	7,659,719
Arkema*	130	8,498
BNP Paribas SA	31,800	3,777,319
Ciments Francais SA	4,300	985,291
CNP Assurances SA	8,000	1,022,233
Compagnie Generale des Establissements Michelin (Class B Stock)	25,300	3,535,526
Credit Agricole SA	62,100	2,519,895
France Telecom SA	210,367	5,769,616
JC Decaux SA	122,599	3,882,280

COMMON STOCKS (Continued)	Shares	Value (Note 2)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SA	65,635	$7,552,277
Natixis SA	30,000	731,153
PSA Peugeot Citroen SA	19,800	1,595,102
Renault SA	11,000	1,764,280
Schneider Electric SA	9,100	1,274,985
Societe Generale	7,000	1,296,949
Thales SA	19,800	1,209,921
Total SA	17,200	1,394,546
Valeo SA	23,100	1,239,442
Vivendi	29,500	1,269,023

		48,488,055

Germany — 5.9%
Altana AG	12,200	294,679
BASF AG	85,100	11,177,388
Daimler-Chrysler AG	15,600	1,443,187
Deutsche Bank AG	18,400	2,678,142
Deutsche Telekom AG	51,300	948,281
E.ON AG	55,500	9,318,911
ThyssenKrup AG	46,900	2,793,407
TUI AG*	35,200	975,536
Volkswagen AG	15,000	2,394,400

		32,023,931

Greece — 0.9%
OPAP SA	146,593	5,179,611

Hong Kong — 4.3%
Chaoda Modern Agriculture Holdings Ltd.	1,011,000	780,955
China Coal Energy Co.*	2,750,700	4,122,954
China Mobile Ltd.	851,440	9,141,394
CITIC Pacific Ltd.	238,000	1,194,687
Hong Kong Exchanges and Clearing Ltd.	431,900	6,103,559
HongKong Electric Holdings	124,000	625,614
Orient Overseas International Ltd.	169,392	1,655,099
Solomon Systech International Ltd.	525,000	75,200

		23,699,462

Ireland — 1.7%
Allied Irish Banks PLC	253,614	6,930,372
Allied Irish Banks PLC	51,100	1,395,895
Irish Life & Permanent PLC	45,500	1,148,655

		9,474,922

Israel — 3.7%
Amdocs Ltd.*	225,600	8,983,392
Teva Pharmaceutical Industries Ltd., ADR	277,500	11,446,875

		20,430,267

Italy — 3.1%
Banche Popolari Unite SpA	26,200	665,944
Banco Ambrosiano Veneto SpA	1,025,884	7,648,722
Banco Popolare di Verona e Novara Scrl	37,000	1,063,843
Eni SpA	175,938	6,379,056

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Italy (cont’d.)
Fondiaria SAI SpA	17,000	$821,882
Indesit Co. SpA	27,500	640,710

		17,220,157

Japan — 13.6%
Alpine Electronics, Inc.	45,300	694,999
ALPS Electric Co. Ltd.	51,800	518,316
Asahi Breweries Ltd.	36,100	560,301
Asahi Kasei Corp.	122,000	802,599
Cosmo Oil Co. Ltd.	149,000	822,904
Denki Kagaku Kogyo Kabushiki Kiasha	217,000	978,152
Fanuc Ltd.	74,200	7,665,576
Fuji Heavy Industries Ltd.	241,100	1,155,322
Hitachi Ltd.	165,000	1,172,589
Hokkaido Electric Power Co., Inc.	40,800	886,416
Honda Motor Co. Ltd.	74,200	2,711,878
Kaken Pharmaceutical Co. Ltd.	20,000	145,706
Kansai Electric Power Co., Inc. (The)	88,500	2,095,249
Kurabo Industries Ltd.	152,000	429,612
Kyushu Electric Power Co., Inc.	28,200	739,785
Marubeni Corp.	124,600	1,027,159
Mitsubishi Chemical Holdings Corp.	126,000	1,158,432
Nifco, Inc.	28,200	617,251
Nintendo Co. Ltd.	21,310	7,805,734
Nippon Oil Corp.	243,000	2,261,750
Nippon Telegraph and Telephone Corp.	400	1,777,056
Nippon Unipac Group, Inc.	700	2,330,964
Nipro Corp.	25,000	514,721
Nissan Motor Co. Ltd.	213,100	2,286,336
Nomura Holdings, Inc.	91,700	1,787,452
NTT DoCoMo, Inc.	1,400	2,217,259
OJI Paper Co. Ltd.	132,000	642,177
Okasan Holdings, Inc.	46,900	311,968
Promise Co. Ltd.	3,800	117,279
Rengo Co. Ltd.	87,000	429,612
Ricoh Co. Ltd.	59,000	1,365,685
Santen Pharmaceutical Co. Ltd.	21,200	516,548
Shiseido Co. Ltd.	237,000	5,062,416
Sumitomo Corp.	75,000	1,370,558
Takefuji Corp.	15,100	507,728
Tanabe Seiyaku Co. Ltd.	112,000	1,335,358
Tokyo Electric Power Co., Inc.	44,400	1,428,012
Toppan Printing Co. Ltd.	64,000	688,731
Toyota Motor Corp.	154,800	9,806,619
Yamada Denki Co. Ltd.	40,429	4,229,243
Yokohama Rubber Co. Ltd.	172,000	1,296,374

		74,271,826

Mexico — 3.0%
America Movil SA de CV, ADR	99,600	6,168,228
Grupo Mexico SAB de CV, Series B	802,200	4,930,446
Wal-Mart de Mexico SA de CV	1,428,200	5,420,114

		16,518,788

Netherlands — 2.0%
ABN AMRO Holding NV	30,700	1,407,667
Aegon NV	48,400	952,610

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Netherlands (cont’d.)
ING Groep NV, ADR	64,800	$2,852,095
Koninklijke (Royal) KPN NV	134,500	2,231,462
Oce NV	58,900	1,148,764
Royal Dutch Shell PLC (Class A Stock)	60,600	2,466,315

		11,058,913

New Zealand — 0.1%
Air New Zealand Ltd.	317,200	645,555

Norway — 0.3%
Norsk Hydro ASA	40,600	1,557,228

Portugal — 0.2%
EDP Energias de Portugal SA	169,300	936,167

Russia — 1.6%
Gazprom Oao	123,700	5,183,030
Sberbank	940	3,666,000

		8,849,030

Singapore — 0.6%
MobileOne Ltd.	441,000	633,807
Neptune Orient Lines Ltd.	336,000	1,163,351
Singapore Airlines Ltd.	131,000	1,608,885

		3,406,043

South Korea — 1.2%
Shinhan Financial Group Co. Ltd.	107,900	6,563,815

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	62,400	1,525,986
Banco Santander Central Hispano SA	197,100	3,623,089
Repsol YPF SA	61,200	2,422,819
Telefonica SA	41,400	921,319

		8,493,213

Sweden — 1.1%
Electrolux AB, Series B	59,500	1,408,772
Husqvarna AB	12,480	176,201
Husqvarna AB (Class B Stock)	8,600	121,740
Nordea Bank AB	163,000	2,545,879
SSAB Svenskt Stal AB, Series B	45,500	1,724,150

		5,976,742

Switzerland — 8.7%
Baloise Holding	17,700	1,745,832
Ciba Specialty Chemicals AG	2,600	168,936
Credit Suisse Group	50,800	3,606,346
Georg Fischer AG*	1,900	1,433,869
Givaudan SA	3,472	3,423,755
Nestle SA	17,400	6,611,540
Novartis AG	119,615	6,715,256
Rieter Holdings AG	1,400	731,826
Roche Holding AG	47,385	8,395,986
Swiss Re	15,500	1,413,602
Swisscom AG	5,500	1,880,344
Syngenta AG	7,100	1,384,150
UBS AG (virt - X)	120,860	7,227,950
Verwaltungs und Private Bank AG	2,900	757,347
Zurich Financial Services AG	5,900	1,823,869

		47,320,608

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Kingdom — 18.0%
Alliance & Leicester PLC	41,800	$924,141
Anglo American PLC	22,700	1,332,758
Arm Holdings PLC	78,400	229,342
AstraZeneca PLC	66,100	3,542,356
Aviva PLC	60,100	892,168
Barclays PLC	202,300	2,814,582
BP PLC	388,200	4,670,944
Bradford & Bingley PLC	101,000	795,348
Brit Insurance Holdings PLC	169,600	1,165,149
BT Group PLC	549,700	3,658,554
Cadbury Schweppes PLC	274,820	3,729,973
Carnival PLC	101,931	4,871,464
Dairy Crest Group PLC	40,400	549,654
DS Smith PLC	158,000	730,850
DSG International PLC	317,100	1,005,075
GKN PLC	203,300	1,618,362
GlaxoSmithKline PLC	47,500	1,237,375
HBOS PLC	142,700	2,806,812
Interserve PLC	55,300	526,153
Kingfisher	1,010,511	4,577,080
Legal & General PLC	364,200	1,092,622
Lloyds TSB Group PLC	918,266	10,207,774
Next PLC	133,667	5,366,361
Northern Foods PLC	162,900	386,652
Old Mutual PLC	230,800	777,735
Reckitt Benckiser PLC	116,623	6,384,591
Rio Tinto PLC	85,509	6,541,765
Royal & Sun Alliance Insurance Group PLC	396,400	1,153,226

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC	170,100	$2,152,358
Royal Dutch Shell PLC (Class B Stock)	103,100	4,297,828
SABMiller PLC	243,500	6,165,004
Tate & Lyle PLC	65,200	739,907
Taylor Woodrow PLC	107,500	773,909
Tomkins PLC	125,800	653,461
TT Electronics PLC	127,500	471,103
Vodafone Group PLC	1,254,400	4,203,258
Vodafone Group PLC, ADR	161,500	5,431,245

		98,476,939

United States — 1.3%
Schlumberger Ltd.	85,400	7,253,876

TOTAL LONG-TERM INVESTMENTS (cost $432,726,307)		538,524,452

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $2,589,347)(w) (Note 4)	2,589,347	2,589,347

TOTAL INVESTMENTS(o) — 98.9% (cost $435,315,654)		541,113,799
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.1%		6,076,496

NET ASSETS — 100.0%		$547,190,295

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(o)	As of June 30, 2007, 112 securities representing $309,687,489 and 56.6% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contract outstanding at June 30, 2007:

Sale Contract		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 12/06/07	MXN	149,800	$13,731,082	$13,769,647	$38,565

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Financial – Bank & Trust	14.7%
Telecommunications	10.4
Oil, Gas & Consumable Fuels	10.2
Pharmaceuticals	6.5
Chemicals	4.7
Automobile Manufacturers	4.2
Financial Services	4.0
Insurance	2.6
Entertainment & Leisure	2.5
Utilities	2.5
Electronic Components	2.3
Metals & Mining	2.0
Retail & Merchandising	2.0
Diversified Operations	1.7
Media	1.5
Automotive Parts	1.5
Consumer Products & Services	1.3
Electric Utilities	1.3
Beverages	1.2
Automobiles	1.2
Food	1.2
Diversified Metals	1.2
Building Materials	1.1
Wireless Telecommunication Services	1.0
Retail	1.0
Oil & Gas Exploration/Production	0.9
Gaming	0.9
Aerospace	0.9
Cosmetics & Toiletries	0.9
Semiconductors	0.9
Airlines	0.8
Advertising	0.7
Food Products	0.7
Transportation	0.5
Affiliated Money Market Mutual Fund	0.5
Real Estate	0.5
Paper & Forest Products	0.5
Office Equipment	0.5
Commercial Banks	0.4
Paper & Related Products	0.4
Telecom – Cellular	0.4
Diversified	0.3
Diversified Financial Services	0.3
Iron / Steel	0.3
Foods	0.3
Steel Producers/Products	0.3
Furniture	0.3
Oil & Gas	0.3
Distribution/Wholesale	0.3
Electrical Equipment	0.2
Multimedia	0.2
Aerospace & Defense	0.2
Insurance – Property Insurance	0.2
Agriculture	0.2
Business Services	0.2
Farming & Agriculture	0.1
Construction	0.1
Mining	0.1

Electric	0.1%
Machinery & Equipment	0.1
Commercial Services	0.1
Forest Products & Paper	0.1
Appliances	0.1
Auto/Trucks Parts & Equipment	0.1
Medical Supplies & Equipment	0.1
Clothing & Apparel	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP INTERNATIONAL VALUE PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $432,726,307)	$538,524,452
Foreign currency, at value (cost $3,737,740)	3,749,203
Affiliated investments (cost $2,589,347)	2,589,347
Cash	967,343
Receivable for investments sold	1,783,402
Dividends and interest receivable	1,063,122
Tax reclaim receivable	803,261
Receivable for Series shares sold	64,288
Unrealized appreciation on foreign currency forward contracts	38,565
Prepaid expenses	1,967

Total Assets	549,584,950

LIABILITIES
Payable for investments purchased	1,878,409
Management fee payable	402,850
Accrued expenses and other liabilities	112,429
Transfer agent fees payable	667
Payable for Series shares repurchased	300

Total Liabilities	2,394,655

NET ASSETS	$547,190,295

Net assets were comprised of:
Paid-in capital	$313,298,687
Retained earnings	233,891,608

Net assets, June 30, 2007	$547,190,295

Net asset value and redemption price per share, $547,190,295 / 42,107,011 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$13.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,192,250 foreign withholding tax)	$9,235,168
Affiliated dividend income	107,847

9,343,015

EXPENSES
Management fee	2,300,412
Custodian’s fees and expenses	104,000
Shareholders’ reports	17,000
Audit fee	11,000
Trustees’ fees	7,000
Loan interest expense (Note 8)	4,724
Legal fees and expenses	4,000
Insurance expenses	2,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	700
Miscellaneous	14,813

Total expenses	2,467,649

NET INVESTMENT INCOME	6,875,366

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	19,237,733
Foreign currency transactions	(631,784)

18,605,949

Net change in unrealized appreciation (depreciation) on:
Investments	42,545,959
Foreign currencies	(23,759)

42,522,200

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	61,128,149

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,003,515

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,875,366	$10,054,042
Net realized gain on investment and foreign currency transactions	18,605,949	93,311,065
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	42,522,200	12,429,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	68,003,515	115,795,022

DISTRIBUTIONS	—	(11,818,434)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,417,061 and 10,491,513 shares, respectively]	28,446,632	104,888,014
Series shares issued in reinvestment of distributions [0 and 1,199,841, respectively]	—	11,818,434
Series shares repurchased [3,058,069 and 11,838,881 shares, respectively]	(36,645,858)	(122,618,454)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(8,199,226)	(5,912,006)

TOTAL INCREASE IN NET ASSETS	59,804,289	98,064,582
NET ASSETS:
Beginning of period	487,386,006	389,321,424

End of period	$547,190,295	$487,386,006

SEE NOTES TO FINANCIAL STATEMENTS.

A24

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.3%
Goodrich Corp.	12,800	$762,368
Northrop Grumman Corp.	159,900	12,451,413
United Technologies Corp.	120,800	8,568,344

		21,782,125

Auto Components — 0.8%
Johnson Controls, Inc.	46,100	5,336,997
Magna International, Inc. (Class A Stock) (Canada)(a)	20,800	1,892,592

		7,229,589

Banks — 0.3%
KeyCorp(a)	64,900	2,228,017

Chemicals — 2.1%
Air Products & Chemicals, Inc.	46,800	3,761,316
Dow Chemical Co.	62,900	2,781,438
Eastman Chemical Co.	98,900	6,362,237
Praxair, Inc.	24,400	1,756,556
Rohm & Haas Co.	95,200	5,205,536

		19,867,083

Commercial Banks — 3.8%
Bank of America Corp.(a)	628,445	30,724,676
Comerica, Inc.(a)	65,900	3,919,073
UnionBanCal Corp.	30,300	1,808,910
Zions Bancorp	900	69,219

		36,521,878

Commercial Services — 0.3%
Domtar Corp. (Canada)*	238,600	2,662,776

Commercial Services & Supplies — 0.1%
Avis Budget Group*	16,260	462,272

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	49,300	2,199,766
Sun Microsystems, Inc.*	169,300	890,518

		3,090,284

Construction — 0.3%
KB Home	11,800	464,566
Toll Brothers, Inc.*(a)	85,200	2,128,296

		2,592,862

Consumer Products & Services — 2.6%
Avon Products, Inc.	24,300	893,025
Procter & Gamble Co.	202,300	12,378,737
UST, Inc.(a)	216,100	11,606,731

		24,878,493

Diversified — 0.2%
Vornado Realty Trust(a)	14,700	1,614,648

Diversified Financial Services — 9.1%
Bank of New York Co., Inc. (The)*	95,500	3,957,520
BB & T Corp.	33,100	1,346,508
Capital One Financial Corp.	63,200	4,957,408
CIT Group, Inc.	100,300	5,499,449
Citigroup, Inc.	419,600	21,521,284
Countrywide Credit Industries, Inc.(a)	98,700	3,587,745

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (cont’d.)
E*Trade Financial Corp.*	10,300	$227,527
JPMorgan Chase & Co.	155,000	7,509,750
Morgan Stanley	140,600	11,793,528
State Street Corp.	37,000	2,530,800
SunTrust Banks, Inc.	46,000	3,944,040
TCF Financial Corp.(a)	85,500	2,376,900
U.S. Bancorp	335,800	11,064,610
Wells Fargo & Co.	192,700	6,777,259

		87,094,328

Diversified Financials — 0.1%
Franklin Resources, Inc.	8,600	1,139,242

Diversified Manufacturing Operations — 0.1%
Textron, Inc.(a)	7,100	781,781

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	485,100	20,131,650
Cisco Systems, Inc.*	72,400	2,016,340
Corning, Inc.*	75,800	1,936,690
Motorola, Inc.	5,600	99,120
Sprint Nextel Corp.	80,200	1,660,942
Verizon Communications, Inc.(a)	426,400	17,554,888

		43,399,630

Electric — 0.1%
DTE Energy Co.	18,500	892,070

Electric – Integrated — 0.2%
Sierra Pacific Resources*	127,700	2,242,412

Electric Utilities — 7.2%
American Electric Power Co., Inc.	65,500	2,950,120
CMS Energy Corp.(a)	180,800	3,109,760
Consolidated Edison, Inc.(a)	33,400	1,507,008
Dominion Resources, Inc.	37,200	3,210,732
Edison International	116,500	6,537,980
Exelon Corp.	116,200	8,436,120
FirstEnergy Corp.	75,400	4,880,642
FPL Group, Inc.	72,900	4,136,346
General Electric Co.	711,100	27,220,908
Ingersoll-Rand Co. Ltd. (Class A Stock)	30,200	1,655,564
Northeast Utilities	80,000	2,268,800
PG&E Corp.	18,100	819,930
Pinnacle West Capital Corp.	17,100	681,435
Xcel Energy, Inc.	74,800	1,531,156

		68,946,501

Electronic Components — 0.1%
LSI Logic Corp.*	62,300	467,873

Entertainment & Leisure — 0.2%
Royal Caribbean Cruises Ltd.	33,000	1,418,340

Exchange Traded Fund — 0.4%
iShares Russell 1000 Value Index Fund	44,310	3,843,449

Financial – Bank & Trust — 3.6%
Hudson City Bancorp, Inc.(a)	20,200	246,844
PNC Financial Services Group, Inc.	38,000	2,720,040
Sovereign Bancorp, Inc.(a)	145,309	3,071,832
Wachovia Corp.	317,226	16,257,833
Washington Mutual, Inc.(a)	279,800	11,930,672

		34,227,221

SEE NOTES TO FINANCIAL STATEMENTS.

A25

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Brokerage — 0.2%
MGIC Investment Corp.(a)	36,100	$2,052,646

Financial Services — 1.7%
Bear Stearns Cos., Inc.	12,400	1,736,000
Freddie Mac(a)	223,400	13,560,380
TD Ameritrade Holding Corp.*(a)	52,700	1,054,000

		16,350,380

Food & Staples Retailing — 1.0%
Safeway, Inc.	95,300	3,243,059
Sysco Corp.	14,800	488,252
Wal-Mart Stores, Inc.	129,600	6,235,056

		9,966,367

Food Products — 0.7%
General Mills, Inc.	20,900	1,220,978
Kellogg Co.	40,500	2,097,495
Kraft Foods, Inc. (Class A Stock)	87,462	3,083,036

		6,401,509

Healthcare Equipment & Supplies
McKesson Corp.	4,700	280,308

Healthcare Providers & Services — 2.3%
Aetna, Inc.	141,800	7,004,920
Tenet Healthcare Corp.*(a)	431,900	2,811,669
UnitedHealth Group, Inc.	181,200	9,266,568
WellPoint, Inc.*	40,500	3,233,115

		22,316,272

Healthcare Services — 0.4%
Biogen Idec, Inc.*	20,000	1,070,000
Burlington Northern Santa Fe Corp.	5,900	502,326
Health Care Property Investors, Inc.(a)	47,400	1,371,282
Quest Diagnostics, Inc.	14,100	728,265

		3,671,873

Healthcare Supplies — 0.6%
Amgen, Inc.*	105,100	5,810,979

Hotels & Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	15,400	1,032,878

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. (Panama)(a)	41,700	2,033,709
McDonald’s Corp.	68,700	3,487,212
Wyndham Worldwide Corp.*	69,420	2,517,169
Yum! Brands, Inc.	70,800	2,316,576

		10,354,666

Household Durables — 1.2%
Centex Corp(a)	74,600	2,991,460
Lennar Corp. (Class A Stock)(a)	214,000	7,823,840
Lennar Corp. (Class B Stock)	16,700	587,172

		11,402,472

Household Products — 0.2%
Colgate-Palmolive Co.	27,400	1,776,890

Industrial Conglomerates — 2.5%
3M Co.(a)	105,000	9,112,950
Eaton Corp.	19,000	1,767,000
Tyco International Ltd.*	393,600	13,299,744

		24,179,694

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 7.8%
AFLAC, Inc.	34,300	$1,763,020
AMBAC Financial Group, Inc.	65,000	5,667,350
American International Group, Inc.	61,500	4,306,845
Assurant, Inc.	46,400	2,733,888
Axis Capital Holdings Ltd.	26,600	1,081,290
Chubb Corp. (The)	98,200	5,316,548
Genworth Financial, Inc. (Class A Stock)	334,800	11,517,120
Hanover Insurance Group, Inc. (The)	46,100	2,249,219
Hartford Financial Services Group, Inc.	53,900	5,309,689
Lincoln National Corp.	7,200	510,840
MBIA, Inc.	83,200	5,176,704
MetLife, Inc.	168,400	10,858,432
Protective Life Corp.	20,700	989,667
Provident Corp.	211,900	5,532,709
RenaissanceRe Holdings Ltd.	30,600	1,896,894
Travelers Cos., Inc. (The)	104,100	5,569,350
W.R. Berkely Corp.	25,100	816,754
XL Capital Ltd. (Class A Stock)(a)	42,700	3,599,183

		74,895,502

IT Consulting & Services — 0.4%
Affiliated Computer Services, Inc. (Class A Stock)*	3,800	215,536
International Business Machines Corp.	33,900	3,567,975

		3,783,511

IT Services — 0.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	1,600	120,144
Electronic Data Systems Corp.	289,200	8,019,516

		8,139,660

Machinery — 0.3%
Deere & Co.	6,200	748,588
Dover Corp.	47,600	2,434,740

		3,183,328

Machinery & Equipment — 0.4%
Caterpillar, Inc.	32,400	2,536,920
Rockwell Automation, Inc.	15,900	1,104,096

		3,641,016

Media — 2.4%
CBS Corp. (Class B Stock)	86,500	2,882,180
Comcast Corp. (Class A Stock)*	81,700	2,297,404
Idearc, Inc.	141,400	4,995,662
News Corp. (Class A Stock)	236,300	5,011,923
Time Warner, Inc.(a)	69,400	1,460,176
Walt Disney Co. (The)	193,700	6,612,918

		23,260,263

Medical Supplies & Equipment — 0.2%
Johnson & Johnson	32,200	1,984,164

Metals & Mining — 0.9%
Alcoa, Inc.	151,300	6,132,189
United States Steel Corp.	21,000	2,283,750

		8,415,939

SEE NOTES TO FINANCIAL STATEMENTS.

A26

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Line Retail — 0.5%
Abercrombie & Fitch Co. (Class A Stock)	7,700	$561,946
Kohl’s Corp.*	17,900	1,271,437
Lowe’s Cos., Inc.	63,000	1,933,470
Target Corp.(a)	11,500	731,400

		4,498,253

Multi-Utilities — 0.1%
SCANA Corp.	31,100	1,190,819

Networking Products
Juniper Networks, Inc.*(a)	10,500	264,285

Office Equipment — 0.4%
Staples, Inc.	172,400	4,091,052

Oil & Gas — 2.0%
Apache Corp.	80,300	6,551,677
Occidental Petroleum Corp.	211,500	12,241,620

		18,793,297

Oil & Gas Equipment & Services — 0.2%
Pride International, Inc.*	17,100	640,566
Schlumberger Ltd. (Netherlands)	12,700	1,078,738

		1,719,304

Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp.	143,700	7,470,963
ChevronTexaco Corp.	264,900	22,315,176
ConocoPhillips	347,501	27,278,829
Devon Energy Corp.(a)	171,300	13,411,077
Ecnana Corp.	31,000	1,904,950
EOG Resources, Inc.(a)	15,700	1,147,042
Exxon Mobil Corp.	245,500	20,592,540
Halliburton Co.	49,400	1,704,300
Hess Corp.	46,700	2,753,432
Marathon Oil Corp.	8,700	521,652
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	46,600	3,884,110
Sunoco, Inc.	28,600	2,278,848
Valero Energy Corp.	27,400	2,023,764
XTO Energy, Inc.	75,600	4,543,560

		111,830,243

Paper & Forest Products — 0.2%
Weyerhaeuser Co.	20,700	1,633,851

Pharmaceuticals — 5.5%
Abbott Laboratories	45,400	2,431,170
Eli Lilly & Co.	145,700	8,141,716
Merck & Co., Inc.	132,000	6,573,600
Pfizer, Inc.	636,400	16,272,748
Schering-Plough Corp.	135,200	4,115,488
Sepracor, Inc.*(a)	12,800	525,056
Wyeth	255,700	14,661,838

		52,721,616

Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co. (Class A Stock)(a)	15,100	761,342
Boston Properties, Inc.(a)	13,600	1,388,968
Duke Realty Corp.	27,500	980,925

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (cont’d.)
Hospitality Properties Trust(a)	53,600	$2,223,864
Host Marriott Corp.	25,900	598,808
ProLogis	58,600	3,334,340
Simon Property Group, Inc.	2,600	241,904

		9,530,151

Retail — 0.3%
Borders Group, Inc.	106,400	2,027,984
Family Dollar Stores, Inc.	17,700	607,464

		2,635,448

Retail & Merchandising — 0.6%
CVS/Caremark Corp.	20,600	750,870
Macy’s, Inc.	74,000	2,943,720
SUPERVALU, Inc.	52,000	2,408,640

		6,103,230

Semiconductors — 0.2%
Altera Corp.(a)	37,100	821,023
Broadcom Corp. (Class A Stock)*	13,800	403,650
Xilinx, Inc.(a)	40,900	1,094,893

		2,319,566

Software — 2.7%
BMC Software, Inc.*(a)	102,000	3,090,600
CA, Inc.(a)	341,715	8,826,498
First Data Corp.	82,800	2,705,076
Microsoft Corp.	375,100	11,054,197

		25,676,371

Specialty Retail — 2.0%
AutoNation, Inc.*(a)	82,200	1,844,568
Gap, Inc.	154,500	2,950,950
Home Depot, Inc. (The)	319,300	12,564,455
J.C. Penney Co., Inc.	19,700	1,425,886
NIKE, Inc. (Class B Stock)	6,800	396,372

		19,182,231

Telecommunication Services — 0.1%
Crown Castle International Corp.*(a)	34,400	1,247,688

Textiles, Apparel & Luxury Goods — 0.3%
Jones Apparel Group, Inc.(a)	110,800	3,130,100

Thrifts & Mortgage Finance — 1.8%
Fannie Mae	267,200	17,456,176

Tobacco — 3.3%
Altria Group, Inc.	420,400	29,486,856
Imperial Tobacco Group, ADR (United Kingdom)	22,700	2,093,621

		31,580,477

Transportation — 0.6%
CSX Corp.	300	13,524
Norfolk Southern Corp.	100,400	5,278,028

		5,291,552

Utilities — 0.6%
Dynegy, Inc.*	13,600	128,384
Illinois Tool Works, Inc.	14,800	802,012
TXU Corp.	73,800	4,966,740

		5,897,136

TOTAL LONG-TERM INVESTMENTS (cost $790,628,193)		937,076,037

SEE NOTES TO FINANCIAL STATEMENTS.

A27

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENT — 17.4%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $166,862,724 includes $154,534,668 of cash collateral for securities on loan)(b)(w) (Note 4)	166,862,724	$166,862,724

TOTAL INVESTMENTS — 115.5% (cost $957,490,917)		1,103,938,761
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (15.5)%		(148,540,170)

NET ASSETS — 100.0%		$955,398,591

The following abbreviations are used in portfolio description:

ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corporation
MBIA	Municipal Bond Investors Assurance Company

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $149,370,701; cash collateral of $154,534,668 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Depreciation
Long Position:
18	S&P 500	Sep07	$6,946,583	$6,819,300	$(127,283)

Cash of $252,000 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 16.2% of collateral received from securities on loan)	17.4%
Oil, Gas & Consumable Fuels	11.7
Diversified Financial Services	9.1
Insurance	7.8
Electric Utilities	7.2
Pharmaceuticals	5.5
Diversified Telecommunication Services	4.5
Commercial Banks	3.8
Financial – Bank & Trust	3.6
Tobacco	3.3
Software	2.7
Consumer Products & Services	2.6
Industrial Conglomerates	2.5
Media	2.4
Aerospace/Defense	2.3
Healthcare Providers & Services	2.3
Chemicals	2.1
Oil & Gas	2.0
Specialty Retail	2.0
Thrifts & Mortgage Finance	1.8
Financial Services	1.7
Household Durables	1.2
Hotels, Restaurants & Leisure	1.1
Food & Staples Retailing	1.0
Real Estate Investment Trusts	1.0
IT Services	0.9
Metals & Mining	0.9
Auto Components	0.8
Food Products	0.7
Healthcare Supplies	0.6
Retail & Merchandising	0.6
Transportation	0.6
Utilities	0.6
Multi-Line Retail	0.5
Exchange Traded Fund	0.4
Healthcare Services	0.4
IT Consulting & Services	0.4
Machinery & Equipment	0.4
Office Equipment	0.4
Banks	0.3
Commercial Services	0.3
Computers & Peripherals	0.3
Construction	0.3
Machinery	0.3
Retail	0.3
Textiles, Apparel & Luxury Goods	0.3
Diversified	0.2
Electric – Integrated	0.2
Entertainment & Leisure	0.2
Financial – Brokerage	0.2
Household Products	0.2
Medical Supplies & Equipment	0.2
Oil & Gas Equipment & Services	0.2
Paper & Forest Products	0.2
Semiconductors	0.2
Commercial Services & Supplies	0.1
Diversified Financials	0.1

Diversified Manufacturing Operations	0.1%
Electric	0.1
Electronic Components	0.1
Hotels & Motels	0.1
Multi-Utilities	0.1
Telecommunication Services	0.1

115.5
Liabilities in excess of other assets	(15.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

SP LARGE CAP VALUE PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $149,370,701:
Unaffiliated investments (cost $790,628,193)	$937,076,037
Affiliated investments (cost $166,862,724)	166,862,724
Cash	3,166,727
Receivable for investments sold	3,583,035
Dividends and interest receivable	1,278,293
Prepaid expenses	4,513
Receivable for Series shares sold	4,158

Total Assets	1,111,975,487

LIABILITIES
Collateral for securities on loan	154,534,668
Payable for investments purchased	1,275,959
Management fee payable	640,811
Accrued expenses and other liabilities	70,077
Payable for Series shares repurchased	36,920
Due to broker-variation margin	15,755
Deferred trustees’ fees	2,016
Transfer agent fees payable	690

Total Liabilities	156,576,896

NET ASSETS	$955,398,591

Net assets were comprised of:
Paid-in capital	$687,822,612
Retained earnings	267,575,979

Net assets, June 30, 2007	$955,398,591

Net asset value and redemption price per share, $955,398,591 / 68,349,103 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$13.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,594 foreign withholding tax)	$10,965,730
Affiliated dividend income	554,579
Affiliated income from securities lending, net	68,106

11,588,415

EXPENSES
Management fee	3,870,604
Custodian’s fees and expenses	84,000
Shareholders’ reports	16,000
Audit fee	9,000
Trustees’ fees	9,000
Legal fees and expenses	5,000
Insurance expenses	2,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Loan interest expense (Note 8)	1,271
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,657

Total expenses	4,006,532

NET INVESTMENT INCOME	7,581,883

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	45,952,085
Futures transactions	723,797

46,675,882

Net change in unrealized appreciation (depreciation) on:
Investments	(1,425,016)
Futures	(285,858)

(1,710,874)

NET GAIN ON INVESTMENTS	44,965,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,546,891

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,581,883	$14,587,125
Net realized gain on investments	46,675,882	55,552,273
Net change in unrealized appreciation (depreciation) on investments	(1,710,874)	83,869,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,546,891	154,009,061

DISTRIBUTIONS	—	(51,644,712)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,019,556 and 7,084,853 shares, respectively]	27,124,094	83,219,245
Series shares issued in reinvestment of distributions [0 and 4,380,383 shares, respectively]	—	51,644,712
Series shares repurchased [6,044,933 and 9,098,369 shares, respectively]	(83,901,108)	(110,691,150)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(56,777,014)	24,172,807

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,230,123)	126,537,156
NET ASSETS:
Beginning of period	959,628,714	833,091,558

End of period	$955,398,591	$959,628,714

SEE NOTES TO FINANCIAL STATEMENTS.

A30

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 1.0%
Omnicom Group, Inc.	26,000	$1,375,920

Aerospace — 2.3%
BE Aerospace, Inc.*	41,000	1,693,300
Rockwell Collins, Inc.	19,000	1,342,160

		3,035,460

Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.*	14,750	1,462,463

Apparel — 1.0%
Crocs, Inc.*	29,600	1,273,688

Automobile Manufacturers — 0.9%
CarMax, Inc.*(a)	49,400	1,259,700

Beverages — 3.4%
Hansen Natural Corp.*(a)	55,700	2,393,986
Molson Coors Brewing Co. (Class B Stock)	24,000	2,219,040

		4,613,026

Business Services — 0.6%
Thermo Fisher Scientific, Inc.	15,200	786,144

Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	14,400	1,203,552

Chemicals — 1.6%
International Flavors & Fragrances, Inc.	28,675	1,495,114
Lubrizol Corp. (The) *	11,000	710,050

		2,205,164

Clothing & Apparel — 2.4%
VF Corp.	35,100	3,214,458

Commercial Services — 1.6%
Convergys Corp.*	38,200	925,968
TeleTech Holdings, Inc.*(a)	18,500	600,880
THQ, Inc.*(a)	20,800	634,816

		2,161,664

Commercial Services & Supplies — 6.2%
Corrections Corp. of America*(a)	61,000	3,849,710
Manpower, Inc.*	9,000	830,160
Sotheby`s	78,000	3,589,560

		8,269,430

Computer Hardware — 6.7%
Apple, Inc.*	52,275	6,379,641
Cognizant Technology Solutions Corp. (Class A Stock) *	35,700	2,680,713

		9,060,354

Computer Networking — 1.2%
Brocade Communications Systems, Inc.*	198,000	1,548,360

Computer Services & Software — 2.1%
BMC Software, Inc.*(a)	71,300	2,160,390
FactSet Research Systems, Inc.*(a)	10,300	704,005

		2,864,395

Computers — 2.2%
Synopsys, Inc.*	114,000	3,013,020

Computers & Peripherals — 1.1%
NCR Corp.*	28,500	1,497,390

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Diversified Financial Services — 1.0%
Intercontinental Exchange, Inc.*(a)	9,200	$1,360,220

Electronic Components — 7.4%
Amphenol Corp. (Class A Stock)	81,800	2,916,170
Dolby Laboratories, Inc. (Class A Stock)*	21,300	754,233
Garmin Ltd.(a)	57,000	4,216,290
Waters Corp.*	34,200	2,030,112

		9,916,805

Electronic Equipment & Instruments — 2.9%
Avnet, Inc.*	38,800	1,538,032
General Cable Corp.*(a)	30,400	2,302,800

		3,840,832

Electronics — 0.8%
FLIR Systems, Inc.*(a)	23,600	1,091,500

Energy — 0.5%
Sunpower Corp.*	11,500	725,075

Energy Equipment & Services — 1.4%
Cameron International Corp.*	26,700	1,908,249

Financial Services — 2.4%
Ameriprise Financial, Inc.	51,325	3,262,730

Food — 0.5%
SUPERVALU, Inc.	14,250	660,060

Healthcare Equipment & Supplies — 1.2%
Dentsply International, Inc.	41,825	1,600,225

Healthcare Services — 3.0%
Health Net, Inc.*	12,300	649,440
Psychiatric Solutions, Inc.*(a)	31,700	1,149,442
WellCare Health Plans, Inc.*(a)	24,600	2,226,546

		4,025,428

Hotels & Motels — 0.8%
Wynn Resorts Ltd.*(a)	12,200	1,094,218

Hotels, Restaurants & Leisure — 0.5%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	8,000	682,240

Insurance — 3.9%
Arch Capital Group Ltd. (Bermuda)	38,600	2,800,044
Assurant, Inc.	40,200	2,368,584

		5,168,628

Internet Services — 5.4%
IAC/InterActive Corp.*	25,800	892,938
NutriSystem, Inc.*(a)	20,800	1,452,672
Priceline.com, Inc.	21,000	1,443,540
ValueClick, Inc.*(a)	117,000	3,446,820

		7,235,970

Internet Software & Services — 2.2%
Baidu.Com, Inc., ADR (China)	8,600	1,444,628
Oracle Corp.	76,000	1,497,960

		2,942,588

Machinery & Equipment — 0.5%
Snap-on, Inc.	13,500	681,885

Manufacturing — 2.5%
Hasbro, Inc.	107,200	3,367,152

Media & Entertainment — 1.0%
Discovery Holding Co.	59,000	1,356,410

SEE NOTES TO FINANCIAL STATEMENTS.

A31

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil, Gas & Consumable Fuels — 5.3%
ENSCO International, Inc.	24,800	$1,513,048
FMC Technologies, Inc.	21,400	1,695,308
Oceaneering International, Inc.	73,400	3,863,776

		7,072,132

Pharmaceuticals — 3.8%
Forest Laboratories, Inc.*	53,775	2,454,829
OSI Pharmaceuticals, Inc.*(a)	38,800	1,404,948
Schering-Plough Corp. *	42,600	1,296,744

		5,156,521

Restaurants — 0.9%
Burger King Holdings, Inc.	45,600	1,201,104

Retail & Merchandising — 2.6%
Gamestop Corp.*	53,600	2,095,760
Under Armour, Inc. (Class A Stock)*(a)	30,000	1,369,500

		3,465,260

Semiconductors — 2.4%
Cypress Semiconductor Corp.*	44,000	1,024,760
MEMC Electronic Materials, Inc.*	35,700	2,181,984

		3,206,744

Software — 2.5%
Dun & Bradstreet Corp. (The)	16,000	1,647,680
NAVTEQ Corp.*(a)	23,000	973,820
Parametric Technology Corp.*(a)	34,300	741,223

		3,362,723

Telecommunications — 6.1%
Cisco Systems, Inc.	48,000	1,336,800
CommScope, Inc.*	21,000	1,225,350
Millicom International Cellular SA (Luxembourg)*	21,500	1,970,260
Polycom, Inc.*(a)	19,800	665,280
SAVVIS, Inc.*	19,800	980,298
Time Warner Telecom, Inc. (Class A Stock)*(a)	70,200	1,411,020
VeriFone Holdings, Inc.	16,500	581,625

		8,170,633

Textiles & Apparel — 1.0%
Skechers USA, Inc. (Class A Stock)*	45,000	1,314,000

TOTAL LONG-TERM INVESTMENTS (cost $108,475,638)		132,713,520

SHORT-TERM INVESTMENT — 25.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $33,688,534 includes $32,712,738 of cash collateral for securities on loan)(b)(w) (Note 4)	33,688,534	33,688,534

TOTAL INVESTMENTS — 123.9% (cost $142,164,172)		166,402,054
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.9)%		(32,130,079)

NET ASSETS — 100.0%		$134,271,975

The following abbreviation is used in portfolio descriptions:

ADR	American Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,531,739; cash collateral of $32,712,738 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 24.4% of collateral received from securities on loan)	25.1%
Electronic Components	7.4
Computer Hardware	6.7
Commercial Services & Supplies	6.2
Telecommunications	6.1
Internet Services	5.4
Oil, Gas & Consumable Fuels	5.3
Insurance	3.9
Pharmaceuticals	3.8
Beverages	3.4
Healthcare Services	3.0
Electronic Equipment & Instruments	2.9
Retail & Merchandising	2.6
Manufacturing	2.5
Software	2.5
Financial Services	2.4
Clothing & Apparel	2.4
Semiconductors	2.4
Aerospace	2.3
Computers	2.2
Internet Software & Services	2.2
Computer Services & Software	2.1
Chemicals	1.6
Commercial Services	1.6
Energy Equipment & Services	1.4
Healthcare Equipment & Supplies	1.2
Computer Networking	1.2
Computers & Peripherals	1.1
Aerospace & Defense	1.1
Advertising	1.0
Diversified Financial Services	1.0
Media & Entertainment	1.0
Textiles & Apparel	1.0
Apparel	1.0
Automobile Manufacturers	0.9
Capital Markets	0.9
Restaurants	0.9
Hotels & Motels	0.8
Electronics	0.8
Business Services	0.6
Energy	0.5
Hotels, Restaurants & Leisure	0.5
Machinery & Equipment	0.5
Foods	0.5

123.9
Liabilities in excess of other assets	(23.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A32

SP MID-CAP GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $31,531,739
Unaffiliated investments (cost $108,475,638)	$132,713,520
Affiliated investments (cost $33,688,534)	33,688,534
Cash	126,983
Receivable for investments sold	2,085,700
Dividends and interest receivable	36,910
Receivable for Series shares sold	3,118
Prepaid expenses	1,189

Total Assets	168,655,954

LIABILITIES
Collateral for securities on loan	32,712,738
Payable for investments purchased	1,386,432
Accrued expenses and other liabilities	146,230
Management fee payable	89,277
Payable for Series shares repurchased	46,837
Deferred trustees’ fees	1,472
Transfer agent fees payable	993

Total Liabilities	34,383,979

NET ASSETS	$134,271,975

Net assets were comprised of:
Paid-in capital	$98,627,452
Retained earnings	35,644,523

Net assets, June 30, 2007	$134,271,975

Net asset value and redemption price per share, $134,271,975 / 17,363,196 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$206,643
Affiliated income from securities lending, net	70,012
Affiliated dividend income	47,914

324,569

EXPENSES
Management fee	531,789
Custodian’s fees and expenses	25,000
Shareholders’ reports	13,000
Audit fee	8,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,200) (Note 4)	3,000
Commitment fee on syndicated credit agreement	400
Miscellaneous	4,607

Total expenses	598,796

NET INVESTMENT LOSS	(274,227)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	556,279
Net change in unrealized appreciation (depreciation) on investments	11,826,879

NET GAIN ON INVESTMENTS	12,383,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,108,931

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(274,227)	$288,941
Net realized gain on investment transactions	556,279	13,297,303
Net change in unrealized appreciation (depreciation) on investments	11,826,879	(16,566,128)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,108,931	(2,979,884)

SERIES SHARE TRANSACTIONS
Series shares sold [778,460 and 2,145,372 shares, respectively]	5,680,551	15,533,006
Series shares repurchased [2,253,372 and 4,524,604 shares, respectively]	(16,627,996)	(32,351,343)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(10,947,445)	(16,818,337)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,161,486	(19,798,221)
NET ASSETS:
Beginning of period	133,110,489	152,908,710

End of period	$134,271,975	$133,110,489

SEE NOTES TO FINANCIAL STATEMENTS.

A33

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 92.6% BANK NOTES — 5.7%	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Community Health System	Ba-	4.00%	07/02/14		$46	$46,404
Communtiy Health System	Ba-	5.00%	07/02/14		704	703,596
Ford Motor Co.	Ba-	8.36%	11/29/13		995	1,001,247
HCA, Inc.	Ba-	7.61%	11/14/13		746	750,972
Headwaters, Inc.	Ba-	7.36%	04/30/11		426	427,335
Healthsouth Corp.	B(d)	7.85%	02/02/13		1,115	1,121,478
Healthsouth Corp.	B(d)	7.86%	02/02/13		18	17,972
Hertz Corp.	Ba	5.36%	12/21/12		111	111,736
Hertz Corp.	Ba+	7.09%	12/21/12		281	282,358
Hertz Corp.	Ba+	7.11%	12/21/12		340	342,225
Lear Corp.	B(d)	8.00%	06/27/14		500	496,702
MGM Studios	Ba-	8.61%	04/08/12		992	996,184
Nordic Telephone (Denmark)	Ba+	5.88%	11/30/13	EUR	405	555,265
Nordic Telephone (Denmark)	Ba+	6.13%	11/30/14	EUR	500	686,191
Roundy’s, Inc.	Ba-	8.11%	10/27/11		985	993,546
Thompson Learning	Ba	5.00%	06/27/14		1,000	990,000
Tribune Co.	Ba	7.82%	05/30/09		350	350,656
Tribune Co.	Ba	8.36%	05/30/14		600	588,000
Univision Communication	Ba-	6.25%	09/15/14		60	59,697
Univision Communication	Ba-	7.61%	09/15/14		940	928,620
VNU/Nielsen Finance LLC	B+(d)	7.61%	08/08/13		1,990	2,004,304
Wind Acquisitions Finance	B-(d)	12.61%	12/21/11		310	321,071

TOTAL BANK NOTES (cost $13,602,516)						13,775,559

CORPORATE BONDS — 86.5%
Advertising — 0.9%
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13		175	165,813
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	01/15/16		2,000	2,080,000

						2,245,813

Aerospace & Defense — 1.5%
Armor Holdings, Inc., Gtd. Notes	B1	8.25%	08/15/13		1,000	1,052,500
DRS Technologies, Inc., Gtd. Notes	B3	7.625%	02/01/18		500	505,000
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%	10/15/15		975	921,375
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		630	644,962
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75%	07/15/14		625	631,250

						3,755,087

Airlines — 0.2%
United AirLines, Inc., Pass-Through Certs., Series 01-1	Ba2	6.602%	03/01/15		170	171,572
United AirLines, Inc., Pass-Through Certs., Series 01-1	Ba2	6.201%	03/01/10		288	291,280

						462,852

Apparel — 0.6%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		1,550	1,457,000

Automotive — 4.0%
ArvinMeritor, Inc., Sr. Unsec`d. Notes	B1	8.125%	09/15/15		200	193,750
ArvinMeritor, Inc., Unsec’d. Notes	B1	8.75%	03/01/12		1,590	1,605,900
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12		880	825,000
Ford Motor Co., Unsec’d. Notes	Caa1	7.45%	07/16/31		1,575	1,258,031
General Motors Corp., Debs.	Caa1	8.25%	07/15/23		2,500	2,278,125
General Motors Corp., Debs.	Caa1	8.80%	03/01/21		300	283,500
Goodyear Tire & Rubber Co. (The), Sr. Notes	Ba3	9.00%	07/01/15		552	594,780
Goodyear Tire & Rubber Co. (The), Sr. Notes, 144A	Ba3	8.625%	12/01/11		390	410,475
Tenneco, Inc., Gtd. Notes	B3	8.625%	11/15/14		555	571,650
Tenneco, Inc., Sec’d. Notes	B1	10.25%	07/15/13		875	940,625
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.00%	03/15/14		250	238,125
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%	03/15/17		500	476,250

						9,676,211

SEE NOTES TO FINANCIAL STATEMENTS.

A34

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Business Services — 0.6%
Correction Corp. of America, Sr. Notes	Ba2	7.50%	05/01/11	$625	$633,594
NSG Holdings LLC/NSG Holdings, Inc., Sec’d. Notes, 144A	Ba2	7.75%	12/15/25	450	454,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%	05/01/14	175	168,437
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%	05/01/17	175	168,438

					1,424,969

Cable — 2.8%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B3	8.00%	09/15/12	950	942,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%	11/15/13	4,020	4,090,350
CSC Holdings, Inc., Sr. Unsec`d. Notes, Series B	B2	7.625%	04/01/11	1,675	1,662,437

					6,695,662

Chemicals — 3.5%
Chemtura Corp., Gtd. Notes	Ba2	6.875%	06/01/16	525	496,125
Ineos Group Holdings, PLC., Gtd. Notes, 144A (United Kingdom)	B2	8.50%	02/15/16	1,500	1,466,250
Lyondell Chemical Co., Gtd. Notes	B1	6.875%	06/15/17	250	241,250
Lyondell Chemical Co., Gtd. Notes	B1	8.00%	09/15/14	975	1,001,813
Lyondell Chemical Co., Gtd. Notes	B1	8.25%	09/15/16	250	261,250
Nalco Co., Sr. Sub. Notes	B3	8.875%	11/15/13	610	632,875
Nalco Co., Sr. Unsec’d. Notes	B1	7.75%	11/15/11	1,175	1,183,812
PQ Corp., Gtd. Notes	B3	7.50%	02/15/13	1,000	1,060,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	2,075	2,085,375

					8,428,750

Commercial Services — 0.7%
Aramark Corp., Sr. Notes, 144A	B3	8.50%	02/01/15	1,625	1,653,438

Containers & Packaging — 2.1%
Berry Plastics Holding Corp., Sec`d. Notes	B3	8.875%	09/15/14	425	430,312
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%	11/15/15	350	353,500
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%	11/15/15	1,125	1,130,625
Jefferson Smurfit Corp. US, Gtd. Notes	B3	7.50%	06/01/13	800	776,000
Jefferson Smurfit Corp. US, Gtd. Notes	B2	8.25%	10/01/12	275	272,938
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3	6.75%	12/01/14	1,125	1,096,875
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	7.75%	05/15/11	500	513,125
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%	11/15/12	100	104,500
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375%	07/01/12	100	100,125
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec`d. Notes	B3	8.00%	03/15/17	150	145,500
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec`d. Notes, 144A	B3	8.00%	03/15/17	200	194,000

					5,117,500

Distribution/Wholesale — 0.6%
Buhrmann US, Inc., Gtd. Notes	B2	8.25%	07/01/14	1,500	1,507,500

Diversified — 0.2%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875%	06/15/17	450	445,500

Diversified Financial Services — 8.3%
AES Ironwood LLC, Bonds	B2	8.857%	11/30/25	1,390	1,542,940
AES Red Oak LLC, Sec’d. Notes	B2	8.54%	11/30/19	965	1,052,262
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%	11/15/13	1,000	1,020,000
Ford Motor Credit Co. LLC, Bonds	B1	7.375%	02/01/11	1,245	1,216,309
Ford Motor Credit Co. LLC, Notes	B1	7.80%	06/01/12	4,600	4,487,424
Ford Motor Credit Co. LLC, Sr. Notes	B1	7.25%	10/25/11	625	601,520
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.00%	12/15/16	1,500	1,436,772
General Motors Acceptance Corp. LLC, Bonds	Ba1	8.00%	11/01/31	825	843,629
General Motors Acceptance Corp. LLC, Notes	Ba1	6.75%	12/01/14	3,000	2,872,968
General Motors Acceptance Corp. LLC, Notes	Ba1	7.25%	03/02/11	500	498,360
JET Equipment Trust, Asset Backed, 144A(i)	NR	7.63%	02/15/13	24	17,750
JET Equipment Trust, Equipment Trust, 144A	NR	10.00%	12/15/13	147	147,298
KRATON Polymers Capital Corp., Gtd. Notes	B3	8.125%	01/15/14	1,325	1,291,875

SEE NOTES TO FINANCIAL STATEMENTS.

A35

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Diversified Financial Services (cont’d.)
Sally Holdings LLC, Sr. Notes, 144A	B2	9.25%		11/15/14		$1,000	$1,002,500
Smurfit Kappa Funding PLC, Sr. Notes (Ireland)	B2	9.625%		10/01/12		285	298,538
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		100	100,125
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	290,640
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		400	412,400
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10		950	971,375
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.106%	(c)	05/01/10		50	51,000

							20,155,685

Diversified Manufacturing — 0.6%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%		11/15/16	EUR	950	1,342,035
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%		11/15/14		50	51,750

							1,393,785

Diversified Operations — 0.3%
Trinity Industries, Inc., Sr. Unsub. Notes	Ba3	6.50%		03/15/14		700	684,250

Electronic Components — 1.2%
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.625%		07/01/13		450	420,750
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.875%		07/01/11		950	921,500
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25		500	583,750
Solectron Global Finance Ltd., Gtd. Notes (Cayman Islands)	B3	8.00%		03/15/16		950	1,016,500

							2,942,500

Entertainment — 0.4%
Royal Caribbean Cruises Ltd., Sr. Sub. Notes (Liberia)	Ba1	7.25%		03/15/18		1,000	979,166

Environmental Services — 1.5%
Allied Waste North America, Inc., Gtd. Notes	B1	7.125%		05/15/16		625	610,937
Allied Waste North America, Inc., Gtd. Notes	B1	7.25%		03/15/15		2,275	2,252,250
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.50%		05/15/15		450	450,000
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.75%		05/15/17		425	430,313

							3,743,500

Financial – Bank & Trust — 0.3%
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	BBB-(d)	6.64%	(c)	12/31/49		800	785,696

Foods — 2.2%
Albertson’s, Inc., LLC, Debs.	B1	7.45%		08/01/29		600	585,197
Albertson’s, Inc., LLC, Debs.	B1	7.75%		06/15/26		1,000	1,008,550
Albertson’s, Inc., LLC, Sr. Unsec`d. Notes	B1	6.57%		02/23/28		300	258,000
American Stores Co., Sr. Unsec’d. Notes	B2	8.00%		06/01/26		400	421,117
Delhaize America, Inc., Gtd. Notes	Baa3	9.00%		04/15/31		952	1,150,158
Ingles Markets, Inc., Sr. Sub. Notes	B3	8.875%		12/01/11		975	1,010,344
Pilgrim’s Pride Corp., Sr. Sub. Notes	B2	8.375%		05/01/17		140	138,600
Pilgrim’s Pride Corp., Sr. Unsec`d. Notes	B1	7.625%		05/01/15		755	753,112

							5,325,078

Forest & Paper Products — 3.4%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)	B3	8.55%		08/01/10		550	525,250
Bowater Canada Finance Corp., Gtd. Notes (Canada)	B3	7.95%		11/15/11		625	588,281
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%		02/15/13		900	875,250
Georgia-Pacific Corp., Debs.	B2	7.375%		12/01/25		3,475	3,257,812
Georgia-Pacific Corp., Notes	B2	7.75%		11/15/29		300	282,000
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%		01/15/24		800	776,000
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700	705,250
Verso Paper Holdings LLC / Verson Paper, Inc., Sec’d. Notes, 144A	B2	9.125%		08/01/14		1,175	1,213,188

							8,223,031

Gaming — 2.8%
MGM Mirage, Gtd. Notes	Ba2	6.625%		07/15/15		1,525	1,385,844
MGM Mirage, Gtd. Notes	Ba2	6.875%		04/01/16		525	483,000
MGM Mirage, Gtd. Notes	Ba2	7.50%		06/01/16		800	759,000

SEE NOTES TO FINANCIAL STATEMENTS.

A36

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Gaming — (cont’d.)
Mirage Resorts, Inc., Debs.	Ba2	7.25%	08/01/17		$500	$490,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%	03/01/16		305	269,163
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%	08/15/16		1,210	1,197,900
Wynn Las Vegas LLC, First Mortgage	B1	6.625%	12/01/14		2,250	2,168,437

						6,753,344

Healthcare Services — 0.1%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18		350	354,375

Hospitals/Hospital Management — 6.4%
DaVita, Inc., Gtd. Notes	B2	7.25%	03/15/15		1,805	1,782,438
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08		500	502,500
Fresenius Medical Care Capital Trust IV, Gtd. Notes	B1	7.875%	06/15/11		1,425	1,474,875
HCA, Inc., Debs.	Caa1	7.19%	11/15/15		200	180,259
HCA, Inc., Notes	Caa1	7.69%	06/15/25		681	592,330
HCA, Inc., Sec’d. Notes, 144A	B2	9.25%	11/15/16		5,895	6,278,175
Rotech Healthcare, Inc., Gtd. Notes	Caa3	9.50%	04/01/12		2,775	2,622,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%	02/01/13		1,100	994,125
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%	11/15/13		1,000	1,051,199

						15,478,276

Household Products/Wares — 0.3%
Yankee Acquisition Corp., Gtd. Notes	B3	8.50%	02/15/15		800	776,000

Machinery & Equipment — 0.4%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%	10/15/15		1,000	1,050,000

Media — 2.6%
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16		1,985	1,940,338
Idearc, Inc., Gtd. Notes	B2	8.00%	11/15/16		1,425	1,439,250
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)	B2	8.00%	04/30/14	EUR	745	1,066,302
Unity Media GmbH, Sr. Notes, 144A (Germany)	Caa2	10.375%	02/15/15		450	457,875
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%	01/15/14	EUR	675	906,730
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%	01/15/14	EUR	300	415,172

						6,225,667

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		325	342,875
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		1,525	1,627,938
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%	02/15/15		425	436,156
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13		1,000	995,000

						3,401,969

Office Equipment — 0.4%
Xerox Capital Trust I, Gtd. Notes	Ba1	8.00%	02/01/27		1,050	1,077,944

Oil & Gas Exploration/Production — 7.1%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.00%	08/15/14		800	794,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%	06/15/14		875	885,937
Citic Resources Finance Ltd., Gtd. Notes, 144A	Ba2	6.75%	05/15/14		225	217,125
Complete Production Services, Inc., Sr. Notes, 144A	B2	8.00%	12/15/16		325	328,250
El Paso Corp., Sr. Notes	Ba3	7.75%	01/15/32		1,000	1,007,310
El Paso Corp., Sr. Sub. Notes	Ba3	7.00%	06/15/17		1,500	1,483,566
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00%	06/01/14		1,200	1,269,000
OPTI Canada, Inc., Gtd. Notes, 144A	B1	8.25%	12/15/14		900	913,500
Pogo Producing Co., Gtd. Notes	B2	7.875%	05/01/13		250	255,000
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.27%	11/08/10		2,200	2,224,750
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.67%	11/08/16		675	698,625
SemGroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15		1,550	1,557,750
Standard Bank, Bonds	Ba2	8.125%	09/30/09		1,000	1,003,500
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31		1,050	1,086,750
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%	09/01/21		3,300	3,547,500

						17,272,563

SEE NOTES TO FINANCIAL STATEMENTS.

A37

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oil, Gas & Consumable Fuels — 0.6%
Dresser-Rand Group, Inc., Gtd. Notes (Canada)	B1	7.375%	11/01/14	$396	$397,485
Forest Oil Corp., Sr. Notes, 144A	B1	7.25%	06/15/19	625	606,250
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17	125	118,438
Plains Exploration & Production Co., Gtd. Notes	B1	7.75%	06/15/15	300	297,750

					1,419,923

Real Estate Investment Trusts — 0.5%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba2	6.75%	04/01/17	1,325	1,308,438

Real Estate Management & Development — 0.4%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	06/01/15	1,000	1,007,500

Retail — 3.6%
Amerigas Partners LP, Sr. Notes	B1	7.125%	05/20/16	1,025	1,007,063
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25%	05/20/15	1,850	1,831,500
Bon-Ton Stores, Inc. (The), Gtd. Notes	B3	10.25%	03/15/14	1,425	1,442,812
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec`d. Notes	Ba3	6.75%	05/01/14	1,825	1,729,187
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400	1,442,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,425	1,375,125

					8,827,687

Semiconductors — 1.8%
Advanced Micro Devices, Inc., Sr. Notes, 144A	B-(d)	6.00%	05/01/15	350	336,875
Freescale Semiconductor, Inc., Sr. Notes, 144A	B1	8.875%	12/15/14	1,775	1,695,125
Freescale Semiconductor, Inc., Sr. Notes, 144A, PIK	B1	9.125%	12/15/14	875	822,500
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%	05/01/14	1,525	1,471,625

					4,326,125

Services Cyclical – Rental Equipment — 0.8%
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	1,975	2,058,938

Technology — 1.1%
Sanmina-SCI Corp., Sr. Sub. Notes	B2	8.125%	03/01/16	900	837,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,750	1,791,562

					2,628,562

Telecommunications — 11.2%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%	01/15/14	1,700	1,717,000
Citizens Communications Co., Sr. Unsec`d. Notes	Ba2	7.125%	03/15/19	950	897,750
Citizens Communications Co., Sr. Unsec`d. Notes	Ba2	7.875%	01/15/27	275	267,438
Citizens Communications Co., Sr. Unsec’d. Notes	Ba3	9.00%	08/15/31	1,025	1,055,750
Hawaiian Telecom Communications, Inc., Gtd. Notes	Caa1	9.75%	05/01/13	1,300	1,361,750
Insight Midwest LP/Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	675	680,063
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	B2	9.25%	06/15/16	1,075	1,142,187
Intelsat Corp., Gtd. Notes	B2	9.00%	06/15/16	500	523,750
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	75	76,875
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	750	761,250
Mobile Telesystems Finance SA, Gtd. Notes (Luxembourg)	Ba3	8.375%	10/14/10	500	519,885
Mobile Telesystems Finance SA, Gtd. Notes, 144A (Luxembourg)	Ba3	8.00%	01/28/12	350	360,080
Nextel Communications, Inc., Gtd. Notes	Baa3	7.375%	08/01/15	775	774,668
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.875%	05/01/16	1,300	1,378,000
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	2.125%	04/15/14	400	390,500
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.125%	07/15/13	2,550	2,734,875
Northwestern Bell Telephone, Debs.	Ba1	7.75%	05/01/30	750	756,562
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	4,630	4,687,875
Qwest Corp., Debs.	Ba1	7.50%	06/15/23	1,500	1,500,000
Qwest Corp., Notes	Ba1	8.875%	03/15/12	1,050	1,131,375
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	875	903,437
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%	02/01/10	600	627,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	2,250	2,385,000
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15	600	688,500

					27,321,570

SEE NOTES TO FINANCIAL STATEMENTS.

A38

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Tobacco — 0.9%
Reynolds American, Inc., Bonds	Ba1	7.25%	06/15/37	$250	$257,361
Reynolds American, Inc., Gtd. Notes	Ba1	7.625%	06/01/16	675	714,684
Reynolds American, Inc., Gtd. Notes	Ba1	7.75%	06/01/18	1,065	1,136,427

					2,108,472

Transportation — 0.3%
Horizon Lines LLC, Gtd. Notes	B2	9.00%	11/01/12	671	709,583

Utilities — 7.9%
AES Corp. (The), Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	1,400	1,477,000
CMS Energy Corp., Sr. Notes	Ba1	2.875%	12/01/24	325	423,719
Dynegy Holdings, Inc., Sr. Notes, 144A	B2	7.50%	06/01/15	1,000	941,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18	500	445,000
Edison Mission Energy, Sr. Notes, 144A	B1	7.00%	05/15/17	325	306,312
Edison Mission Energy, Sr. Notes, 144A	B1	7.20%	05/15/19	1,950	1,833,000
Edison Mission Energy, Sr. Notes, 144A	B1	7.625%	05/15/27	350	330,750
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,461	1,606,687
Nevada Power Co., General Refinance Mortgage	Ba1	6.75%	07/01/37	100	101,514
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	725	726,812
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,800	2,807,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	575	577,156
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,000	1,059,163
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs., Series B	Ba2	9.237%	07/02/17	371	407,962
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	2,075	2,116,500
Reliant Energy, Inc., Sr. Notes	B3	7.625%	06/15/14	125	121,875
Reliant Energy, Inc., Sr. Notes	B3	7.875%	06/15/17	175	170,188
Sierra Pacific Power Co., General Refinance Mortgage	Ba1	6.75%	07/01/37	200	203,027
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	6.75%	08/15/17	450	442,377
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	8.625%	03/15/14	1,150	1,234,309
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, Gtd. Notes, 144A(i)	D(d)	8.40%	05/30/12	981	968,984
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21	785	803,599

					19,104,184

TOTAL CORPORATE BONDS (cost $209,896,920)					210,314,093

PREFERRED STOCKS — 0.4%				Shares
Metals & Mining — 0.2%
Freeport-McMoRan Cooper & Gold, Inc., 6.75%, CVT				1,500	192,750
Vale Capital Ltd., 5.5%, CVT				6,800	334,050

					526,800

Oil & Gas Exploration/Production — 0.2%
Chesapeake Energy Corp., 4.5%, CVT				4,000	402,000
Chesapeake Energy Corp., 5.0%, CVT				1,500	174,795

					576,795

TOTAL PREFERRED STOCKS (cost $1,059,422)					1,103,595

TOTAL LONG-TERM INVESTMENTS (cost $224,558,858)					225,193,247

SEE NOTES TO FINANCIAL STATEMENTS.

A39

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENT — 4.1%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $9,931,559)(w)(Note 4)	9,931,559	$9,931,559

TOTAL INVESTMENTS — 96.7% (cost $234,490,417; Note 6)		235,124,806
Other assets in excess of liabilities(x) — 3.3%		7,979,145

NET ASSETS — 100.0%		$243,103,951

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
NR	Not Rated By Moody’s or Standard & Poor’s.
PIK	Payment-in-kind
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on forward foreign currency contracts, interest rate and credit default swap agreements as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Sale Contract	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euro,
Expiring 07/26/07	EUR	4,652	$6,241,328	$6,302,213	$(60,885)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AG(1)	12/19/08		$300,000	5.00%	3 month LIBOR	$(1,132)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	10,000,000	10.12%	Brazilian interbank lending rate	(103,678)
Citigroup(1)	05/14/09	MXN	13,000,000	7.91%	28 day Mexican interbank rate	98
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	15,000,000	7.91%	28 day Mexican interbank rate	(615)

						$(105,327)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International, LTD.(1)	03/20/08	$1,000,000	0.65%	Abitibi-Consol, Co., 8.375%, due 04/01/15	$(17,813)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	500,000	2.68%	Aramark Corp., 8.5%, due 02/01/15	(9,444)
Morgan Stanley Capital Services, Inc.(1)	09/20/07	500,000	2.45%	Bombardier, Inc., 6.75%, due 05/01/12	2,592
Lehman Brothers, Inc.(1)	09/20/12	400,000	4.25%	Celestica, Inc., 7.625%, due 07/01/13	(5,323)
Lehman Brothers, Inc.(1)	06/12/12	1,000,000	1.11%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(6,167)
Morgan Stanley Capital Services, Inc.(1)	03/20/12	700,000	1.05%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(4,040)
Lehman Brothers, Inc.(1)	09/20/12	500,000	2.52%	CSC Holdings, Inc., 7.625%, due 07/15/18	(5,601)
Bank of America(2)	12/20/11	1,725,000	3.25%	Dow Jones CDX IG4 Index	(21,118)
Citigroup(1)	06/20/12	700,000	1.20%	Dow Jones CDX IG8 Index	(16,400)
Lehman Brothers, Inc.(1)	06/20/12	300,000	1.20%	Dow Jones CDX IG8 Index	(6,096)
Deutsche Bank(1)	06/20/12	250,000	1.20%	Dow Jones CDX IG8 Index	(4,331)
Citigroup(1)	09/20/12	125,000	2.57%	Dynergy Holdings, Inc., 6.875%, due 04/01/11	(2,373)
Barclays Bank PLC(1)	02/20/12	1,500,000	0.90%	Federal Republic of Brazil, 12.25%, due 03/06/30	19,825
JPMorgan Chase Bank, N.A.(1)	09/20/07	1,000,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/01/13	4,073
Citigroup(1)	09/20/12	350,000	1.93%	Forest Oil Corp., 7.75%, due 05/01/14	(3,882)
Credit Suisse International, LTD.(1)	06/20/12	300,000	1.61%	Forest Oil Corp., 7.75%, due 05/01/14	(6,458)
Goldman Sachs(2)	06/20/10	1,000,000	2.08%	Freescale Semiconductor, 8.875%, due 12/15/14	14,213
Goldman Sachs(1)	06/20/12	1,000,000	3.38%	Freescale Semiconductor, 8.875%, due 12/15/14	(31,062)
Citigroup(1)	03/20/12	1,300,000	1.03%	GMAC LLC, 6.875%, due 08/28/12	(37,883)
Goldman Sachs(1)	03/20/12	1,000,000	1.30%	GMAC LLC, 6.875%, due 08/28/12	(18,938)
Citigroup(1)	06/20/12	1,000,000	2.00%	GMAC LLC, 6.875%, due 08/28/12	6,707
Citigroup(1)	03/20/12	1,000,000	1.05%	GMAC LLC, 6.875%, due 08/28/12	(28,384)
Morgan Stanley Capital Services, Inc.(1)	04/20/11	1,500,000	1.05%	JSC “GAZPROM”	31,254
JPMorgan Chase Bank, N.A.(1)	02/20/12	1,000,000	0.77%	JSC “GAZPROM”	11,227
Barclays Bank PLC(1)	02/20/09	1,000,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	10,513
Barclays Bank PLC(1)	03/20/09	500,000	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	4,565
Credit Suisse International, LTD.(1)	09/20/12	150,000	1.95%	Pride International, Inc., 7.375%, due 07/15/14	(1,603)
Lehman Brothers, Inc.(1)	06/20/12	150,000	1.75%	Pride International, Inc., 7.375%, due 07/15/14	(1,772)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	350,000	1.96%	Pride International, Inc., 7.375%, due 07/15/14	(1,933)
Credit Suisse International, LTD.(1)	09/20/12	150,000	4.22%	Sanmina-SCI Corp., 8.125%, due 03/01/16	(2,169)
Citigroup(1)	09/20/12	500,000	2.92%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(6,291)

					$(134,112)

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Telecommunications	12.1%
Diversified Financial Services	8.3
Utilities	7.9
Oil & Gas Exploration/Production	7.3
Hospitals/Hospital Management	6.4
Automotive	4.6
Affiliated Money Market Mutual Fund	4.1
Retail	3.6
Chemicals	3.5
Forest & Paper Products	3.4
Media	3.1
Gaming	2.8
Cable	2.8
Foods	2.6
Containers & Packaging	2.1
Semiconductors	1.8
Metals & Mining	1.6
Aerospace & Defense	1.5
Environmental Services	1.5
Electronic Components	1.2
Healthcare Services	1.2
Technology	1.1
Advertising	0.9
Financial Services	0.9
Tobacco	0.9
Services Cyclical – Rental Equipment	0.8
Entertainment	0.8
Commercial Services	0.7
Distribution/Wholesale	0.6
Apparel	0.6
Transportation	0.6
Business Services	0.6
Oil, Gas & Consumable Fuels	0.6
Diversified Manufacturing	0.6
Real Estate Investment Trusts	0.5
Office Equipment	0.4
Machinery & Equipment	0.4
Real Estate Management & Development	0.4
Personal Services	0.4
Financial – Bank & Trust	0.3
Household Products / Wares	0.3
Diversified Operations	0.3
Airlines	0.2
Diversified	0.2
Building Material	0.2

96.7
Other assets in excess of liabilities	3.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $224,558,858)	$225,193,247
Affiliated investments (cost $9,931,559)	9,931,559
Foreign currency, at value (cost $1,632,704)	1,670,237
Receivable for investments sold	9,438,373
Dividends and interest receivable	4,146,257
Unrealized appreciation on swap agreements	105,067
Premium for swaps purchased	41,079
Receivable for Series shares sold	2,717
Prepaid expenses	1,510

Total Assets	250,530,046

LIABILITIES
Payable for investments purchased	6,488,180
Unrealized depreciation on swap agreements	344,506
Payable to custodian	184,916
Payable for Series shares repurchased	136,582
Management fee payable	122,491
Accrued expenses and other liabilities	87,022
Unrealized depreciation on foreign currency forward contracts	60,885
Transfer agent fees payable	1,513

Total Liabilities	7,426,095

NET ASSETS	$243,103,951

Net assets were comprised of:
Paid-in capital	$236,460,819
Retained earnings	6,643,132

Net assets, June 30, 2007	$243,103,951

Net asset value and redemption price per share, $243,103,951 / 23,769,823 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$10.23

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$9,683,197
Affiliated dividend income	184,514
Unaffiliated dividend income	9,000

9,876,711

EXPENSES
Management fee	762,975
Custodian’s fees and expenses	55,000
Audit fee	17,000
Shareholders’ reports	13,000
Trustees’ fees	7,000
Insurance expenses	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,200
Miscellaneous	3,906

Total expenses	872,081

NET INVESTMENT INCOME	9,004,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,518,744
Futures transactions	(175,397)
Options written	11,577
Swap agreements	(420,620)
Foreign currency transactions	89,138

2,023,442

Net change in unrealized appreciation (depreciation) on:
Investments	(4,913,025)
Futures	92,700
Options written	(4,671)
Swap agreements	10,661
Foreign currencies	(126,868)

(4,941,203)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(2,917,761)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,086,869

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,004,630	$20,150,424
Net realized gain on investment and foreign currency transactions	2,023,442	3,203,903
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,941,203)	3,124,086

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,086,869	26,478,413

DISTRIBUTIONS	(8,237,744)	(23,678,885)

SERIES SHARE TRANSACTIONS:
Series shares sold [624,108 and 1,758,830 shares, respectively]	6,530,724	17,937,774
Series shares issued in reinvestment of distributions [795,370 and 2,337,450 shares, respectively]	8,237,744	23,678,885
Series shares repurchased [4,204,436 and 13,506,793 shares, respectively]	(43,945,054)	(138,592,570)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(29,176,586)	(96,975,911)

TOTAL DECREASE IN NET ASSETS	(31,327,461)	(94,176,383)
NET ASSETS:
Beginning of period	274,431,412	368,607,795

End of period	$243,103,951	$274,431,412

SEE NOTES TO FINANCIAL STATEMENTS.

A43

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 109.3%	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 1.9%

Arkle Master Issuer PLC, Series 2006-1A, Class1A, 144A	Aaa	5.30%	(c)	11/19/07	$4,500	$4,498,605
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	5.595%	(c)	09/25/34	1,063	1,062,070
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	5.48%	(c)	04/25/36	1,577	1,578,465
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	Aaa	5.10%		09/18/08	3,655	3,655,801
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1	Aaa	5.38%	(c)	10/27/36	690	689,747
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa	5.42%	(c)	12/15/11	2,000	2,003,908
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A1	Aaa	5.36%	(c)	06/25/36	513	513,398
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa	5.37%	(c)	11/25/36	1,449	1,448,003
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2	Aaa	5.18%		11/15/11	5,203	5,204,402
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	5.37%	(c)	10/25/36	5,617	5,616,014

TOTAL ASSET-BACKED SECURITIES (cost $26,273,000)						26,270,413

BANK NOTES — 0.8%
Metro Goldwyn Term B1	BA-(d)	8.605%		04/08/12	4,000	4,015,000
SLM Corp. Bridge Loan	BA(d)	6.00%		06/30/08	8,000	7,960,000

TOTAL BANK NOTES (cost $11,960,000)						11,975,000

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	5.38%	(c)	11/25/36	1,423	1,423,238
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	213	214,041
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.626%	(c)	02/25/33	486	483,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa	5.377%	(c)	05/25/35	3,384	3,357,367
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa	5.95%	(c)	06/01/23	55	55,108
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	5.50%	(c)	01/25/46	4,875	4,884,986
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1A	Aaa	5.50%	(c)	12/25/46	6,745	6,731,915
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%		07/25/31	282	282,857
Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA(d)	4.00%		05/18/11	1,500	1,425,709
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	5.97%	(c)	02/16/30	22	21,813
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	5.40%	(c)	10/25/46	3,822	3,822,745
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.538%	(c)	10/25/35	6,034	5,944,065
Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1	Aaa	5.41%	(c)	12/19/36	1,904	1,905,051
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aaa	5.40%	(c)	12/25/36	354	353,902
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa	6.678%	(c)	01/25/32	6	6,043
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	2,581	2,469,831
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	5.39%	(c)	06/15/22	1,778	1,780,000
Quest Trust, Series 2004-X2, Class A1, 144A	Aaa	5.88%	(c)	06/25/34	112	112,836
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%		03/25/32	503	502,530
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.474%	(c)	02/27/34	1,077	1,057,843
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa	6.229%	(c)	11/25/42	993	992,993
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa	5.407%	(c)	02/25/33	124	123,509
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	5.86%	(c)	12/25/27	10,793	10,792,211
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	5.61%	(c)	10/25/45	3,780	3,786,266
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa	5.839%	(c)	12/25/46	2,440	2,440,144
Washington Mutual, Inc., Series 2007-AR17, Class 2A	Aaa	5.724%	(c)	12/25/46	680	681,817

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $55,873,219)						55,652,036

CORPORATE BONDS — 18.2%
Aerospace — 0.2%
Goodrich Corp., Notes	Baa2	6.29%		07/01/16	2,200	2,246,873

Airlines
United AirLines, Inc., Pass Thru Certificates(g)(i)	NR	Zero		01/21/17	82	7,683

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.79%	(c)	03/13/09	3,500	3,514,770
DaimlerChrysler NA Holding Corp., Notes	Baa1	5.75%		09/08/11	3,400	3,404,675

						6,919,445

SEE NOTES TO FINANCIAL STATEMENTS.

A44

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Building Materials — 0.3%
Lennar Corp., Gtd. Notes	Baa2	5.95%		10/17/11		$5,000	$4,929,110

Diversified — 1.8%
C10 Capital SPV Ltd., Debs., 144A	BBB-(d)	6.722%	(c)	12/31/49		2,500	2,451,175
General Electric Co., Unsec`d. Notes	Aaa	5.40%	(c)	12/09/08		6,832	6,837,356
iStar Financial, Inc., Sr. Unsec’d. Notes	Baa2	5.80%		03/15/11		1,000	995,892
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands)	Aa3	5.41%	(c)	08/14/09		14,700	14,695,649

							24,980,072

Financial – Bank & Trust — 6.6%
HSBC Bank USA NA, Sr. Notes	Aa2	5.43%	(c)	09/21/07		2,300	2,300,564
Intesa Bank Overseas Ltd., Gtd. Notes	Aa3	6.199%	(c)	01/02/08		16,000	16,110,240
Norddeutsche Landesbank Girozentrale, Notes, MTN (Germany)	Aaa	0.45%		01/19/09	JPY	2,456,000	19,784,519
Rabobank Nederland, Notes, MTN (Netherlands)	Aaa	0.20%		06/20/08	JPY	569,000	4,588,092
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa	5.376%	(c)	01/15/09		6,700	6,702,131
Royal Bank of Scotland Group PLC, Sr. Notes, 144A (United Kingdom)	Aa1	5.36%	(c)	12/21/07		23,000	23,011,408
Santander US Debt SA Unipersonal, Gtd. Notes, 144A	Aa1	5.416%	(c)	02/06/09		15,500	15,511,113
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.60%		02/15/11		1,000	993,510
VTB Capital SA, Sr. Notes, 144A	A2	5.955%	(c)	08/01/08		3,700	3,703,700

							92,705,277

Financial Services — 3.2%
Citi Financial, Inc., Notes	Aa1	6.625%		06/01/15		600	628,090
Citigroup, Inc., Unsec’d. Notes	Aa1	5.395%	(c)	01/30/09		2,700	2,700,697
Morgan Stanley, Sr. Notes, MTN	Aa3	5.484%	(c)	01/18/08		412	412,281
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.467%	(c)	02/09/09		15,400	15,419,712
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	7.375%		12/15/14		300	326,053
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%		02/01/22		500	614,920
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		2,000	2,200,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.25%		03/30/18		1,700	2,116,500
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11		2,073	2,013,316
SLM Corp., Sr. Notes, MTN	A2	5.33%	(c)	04/18/08		4,800	4,771,205
SLM Corp., Unsec’d. Notes	A2	5.33%	(c)	04/14/08		12,900	12,882,727

							44,085,501

Gaming — 0.3%
Mandalay Resort Group, Sr. Sub. Notes	B1	10.25%		08/01/07		4,200	4,210,500

Healthcare — Services — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	A2	5.85%		06/01/17		9,100	8,958,577

Insurance — 0.5%
ASIF III Jersey Ltd., Sec’d. Notes, MTN (Japan)	Aa2	0.95%		07/15/09	JPY	875,000	7,058,843

Oil, Gas & Consumable Fuels — 0.7%
El Paso Corp., Sr. Notes	Ba3	7.00%		05/15/11		200	203,917
El Paso Corp., Sr. Notes, MTN	Ba3	7.80%		08/01/31		1,050	1,063,290
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.625%		08/16/07		100	100,234
Transocean, Inc., Unsec’d. Notes	Baa1	5.56%	(c)	09/05/08		7,800	7,805,093

							9,172,534

Paper & Forest Products — 0.4%
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.00%		01/15/15		900	866,250
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.125%		01/15/17		1,300	1,248,000
Georgia-Pacific Corp., Notes	B2	7.75%		11/15/29		3,000	2,820,000

							4,934,250

Retail & Merchandising — 0.3%
CVS Corp., Sr. Unsec’d. Notes	Baa2	5.75%		08/15/11		3,700	3,699,737

Telecom – Integrated/Services — 0.5%
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.46%	(c)	08/15/08		7,200	7,205,486

SEE NOTES TO FINANCIAL STATEMENTS.

A45

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)

Telecommunications — 1.6%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		$6,000		$6,033,612
Nippon Telegraph & Telephone Corp., Notes (Japan)	Aa1	2.50%		07/25/07	JPY	667,000		5,422,990
Qwest Corp., Notes	Ba1	8.875%		03/15/12		1,650		1,777,875
Qwest Corp., Sr. Notes	Ba1	7.625%		06/15/15		7,000		7,227,500
Verizon Communications, Inc., Sr. Notes	A3	5.85%		09/15/35		2,500		2,293,008

								22,754,985

Tobacco — 0.3%
Reynolds American, Inc., Gtd. Notes	Ba1	7.625%		06/01/16		4,000		4,235,164

Utilities — 0.4%
Edison Mission Energy, Sr. Notes	B1	7.00%		05/15/17		800		754,000
Edison Mission Energy, Sr. Notes	B1	7.625%		05/15/27		4,700		4,441,500

								5,195,500

TOTAL CORPORATE BONDS (cost $254,617,962)								253,299,537

FOREIGN GOVERNMENT BONDS — 2.4%
Bundesobligation (Netherlands)	Aaa	4.50%		08/17/07	EUR	321		434,589
Federal Republic of Brazil (Brazil)	Ba2	12.50%		01/05/22	BRL	18,300		12,237,947
Federal Republic of France (France)	Aaa	4.00%		12/31/49	EUR	1,400		1,645,021
Federal Republic of Panama (Panama)	Ba1	8.875%		09/30/27		750		943,125
Federal Republic of Peru (Peru)	Ba3	9.125%		01/15/08		400		404,000
Japan Bank International Corp. (Japan)	Aaa	0.35%		03/19/08	JPY	350,000		2,834,877
United Kingdom Treasury Stock (United Kingdom)	Aaa	4.25%		03/07/11	GBP	5,900		11,250,200
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.75%		12/07/09	GBP	1,700		3,409,866

TOTAL FOREIGN GOVERNMENT BONDS (cost $31,043,537)								33,159,625

MUNICIPAL BONDS — 0.9%
Georgia State Road & Tollway Authority	Aaa	5.00%		03/01/21		700		722,295
Honolulu Hawaii City & County, Series A	Aaa	5.00%		07/01/23		3,075	(f)	3,189,882
Massachusetts Water Resources Authority, Series J	Aaa	5.00%		08/01/32		2,500	(f)	2,563,600
Pierce County School District No. 3	Aaa	5.00%		12/01/23		3,000	(f)	3,103,590
Salt River Project Agricultural Improvement & Power District, B1B, Series 1076, 144A	AA(d)	5.78%	(c)	01/01/32		500		503,840
Salt River Project Agricultural Improvement & Power District, Series B	Aa1	4.75%		01/01/32		1,000	(f)	1,004,570
Tobacco Settlement Financing Corp.	Baa3	6.125%		06/01/32		1,205		1,285,072
Tobacco Settlement Financing Corp.	Baa3	6.25%		06/01/42		400		430,580

TOTAL MUNICIPAL BONDS (cost $12,419,816)								12,803,429

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 66.9%
Federal Home Loan Mortgage Corp.		4.00%		09/01/18		694		645,771
Federal Home Loan Mortgage Corp.		4.50%		11/01/35		937		852,010
Federal Home Loan Mortgage Corp.		5.00%		09/01/35-01/01/37		54,706		51,411,580
Federal National Mortgage Assoc.		4.00%		07/01/18-03/01/20		75,584		70,157,442
Federal National Mortgage Assoc.		4.50%		TBA		35,000		33,206,250
Federal National Mortgage Assoc.		4.50%		08/01/33-06/01/36		58,356		53,090,254
Federal National Mortgage Assoc.		5.00%		12/01/18-07/01/37		105,467		98,983,761
Federal National Mortgage Assoc.		5.188%		06/01/35		1,724		1,714,844
Federal National Mortgage Assoc.		5.50%		09/01/32-09/01/35		351,569		339,974,708
Federal National Mortgage Assoc.		5.50%		TBA		63,000		60,716,250
Federal National Mortgage Assoc.		5.626%		05/01/36		89		90,067
Federal National Mortgage Assoc.		6.00%		04/01/16-10/01/36		34,941		34,610,606
Federal National Mortgage Assoc.		6.00%		TBA		1,000		989,062
Federal National Mortgage Assoc.		6.272%		12/01/36		2,049		2,069,405
Government National Mortgage Assoc.		4.50%		09/15/33		40		37,104

SEE NOTES TO FINANCIAL STATEMENTS.

A46

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Government National Mortgage Assoc.		5.00%	04/15/34-06/15/37	$38,498	$36,415,307
Government National Mortgage Assoc.		5.00%	TBA	12,500	11,820,312
Government National Mortgage Assoc.		5.375%	04/20/25-05/20/25	51	51,763
Government National Mortgage Assoc.		5.75%	08/20/24-08/20/27	173	173,980
Government National Mortgage Assoc.		6.00%	TBA	136,000	135,277,568
Government National Mortgage Assoc.		9.00%	07/15/30-08/15/30	2	2,486

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $954,796,358)					932,290,530

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bonds		4.50%	02/28/11	13,050	12,872,598
U.S. Treasury Inflationary Bonds, TIPS		0.875%	04/15/10	10,800	11,190,086
U.S. Treasury Inflationary Bonds, TIPS		2.00%	07/15/14	13,700	14,419,996
U.S. Treasury Inflationary Bonds, TIPS		2.00%	01/15/26	7,700	5,376,491
U.S. Treasury Inflationary Bonds, TIPS		2.375%	04/15/11	5,100	5,252,593
U.S. Treasury Inflationary Bonds, TIPS		2.375%	01/15/17	19,000	19,012,133
U.S. Treasury Notes		3.375%	02/15/08	660	653,349
U.S. Treasury Notes		3.75%	05/15/08	1,100	1,087,968
U.S. Treasury Notes		4.25%	08/15/15	2,000	1,897,656
U.S. Treasury Notes		4.375%	01/31/08	3,500	3,488,517
U.S. Treasury Notes		4.50%	02/15/16	100	96,383
U.S. Treasury Notes		4.625%	12/31/11	15,500	15,307,459
U.S. Treasury Notes		4.625%	02/29/12	21,300	21,027,104
U.S. Treasury Notes		4.75%	01/31/12-05/15/14	26,800	26,531,500
U.S. Treasury Notes		4.875%	07/31/11	1,300	1,298,172
U.S. Treasury Notes		6.25%	05/15/30	18,100	20,687,739
U.S. Treasury Notes		8.125%	08/15/19	7,800	9,863,342
U.S. Treasury Strips		Zero	05/15/14	20,600	14,653,831
U.S. Treasury Strips		Zero	08/15/15	15,000	9,986,149
U.S. Treasury Strips		Zero	02/15/22	7,000	3,244,290

TOTAL U.S. TREASURY OBLIGATIONS (cost $200,149,775)					197,947,356

WARRANT*			Expiration Date	Units
United Mexican State, Series E (Mexico) (cost $0)			06/01/07	1,000,000	7,400

TOTAL LONG-TERM INVESTMENTS (cost $1,547,133,667)					1,523,405,326

SHORT-TERM INVESTMENTS — 11.2%				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 8.7%
Dryden Core Investment Fund — Taxable Money Market Series(w) (Note 4) (cost $121,716,479)				121,716,479	121,716,479

			Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER (n) — 1.2%
Total Fina Elf Capital (cost $16,597,538)	A1+	5.34%	07/02/07	16,600	16,597,538

CERTIFICATE OF DEPOSIT — 0.5%
Skandinavia Enskilda BK/NY (cost $6,599,567)		5.27%	10/03/07	6,600	6,600,145

U.S. TREASURY OBLIGATIONS (n) — 0.4%
U.S. Treasury Bills(k)		4.445%	09/13/07	35	34,678
U.S. Treasury Bills(k)		4.585%	09/13/07	750	743,091
U.S. Treasury Bills(k)		4.645%	09/13/07	5,305	5,256,130

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,031,959)					6,033,899

SEE NOTES TO FINANCIAL STATEMENTS.

A47

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

OUTSTANDING OPTIONS PURCHASED* — 0.4%	Interest Rate	Maturity Date	Notional Amount (000)		Value (Note 2)
Call Options — 0.3%
EUR vs. USD currency, expiring 05/19/2008 @ Fx Rate $1.362			EUR	10,500	$307,390
EUR vs. USD currency, expiring 05/19/2010 @ Fx Rate $1.366			EUR	8,400	436,343
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.00				945,000	218,531
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25				2,000	200
Eurodollar Futures, expiring 09/17/2007, Strike Price $95.00				88,000	2,200
Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25				510,000	25,500
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.00				454,000	141,875
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.25				1,197,000	216,956
Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25				589,000	184,063
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%				132,100	1
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.00%				82,100	100,899
Swap on 3 Month LIBOR, expiring 05/02/2008 @ 5.75%				7,800	229,562
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%				117,200	230,571
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%				161,900	318,511
Swap on 6 Month LIBOR, expiring 09/14/2007 @ 5.17%			GBP	17,500	13
USD vs. JPY currency, expiring 03/17/2010 @ Fx Rate JPY 104.00			JPY	18,400	1,355,547

					3,768,162

Put Options — 0.1%
EUR vs. USD currency, expiring 05/19/2008 @ Fx Rate $1.362			EUR	10,500	286,442
EUR vs. USD currency, expiring 05/19/2010 @ Fx Rate $1.366			EUR	8,400	337,705
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.25				645,000	4,031
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.50				1,614,000	10,088
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25				720,000	4,500
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75				798,000	4,988
Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75				1,650,000	10,312
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.25				1,500,000	9,375
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50				1,080,000	6,750
Eurodollar Futures, expiring 06/16/2008, Strike Price $92.50				402,000	2,513
GNMA, expiring 07/12/2007, Strike Price $89.13				50,000	—
Swap on 3 Month Sterling, expiring 12/19/2007, Strike Price $92.88			GBP	362,000	—
Swap on 3 Month Sterling, expiring 12/19/2007, Strike Price $93.25			GBP	664,500	33,360
Swap on 3 Month Sterling, expiring 03/19/2008, Strike Price $93.00			GBP	673,500	50,717
Swap on 3 Month LIBOR, expiring 05/02/2008 @ 6.25%				4,500	70,353
Swap on 3 Month Sterling, expiring 06/18/2008, Strike Price $92.50			GBP	311,500	23,457
USD vs. JPY currency, expiring 03/17/2010 @ Fx Rate JPY 104.00			JPY	18,400	416,116

					1,270,707

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $9,306,135)					5,038,869

TOTAL SHORT-TERM INVESTMENTS (cost $160,251,678)					155,986,930

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 120.5%
(cost $1,707,385,345)					1,679,392,256

SECURITIES SOLD SHORT — (38.6)%			Principal Amount (000)#

Federal National Mortgage Association — (8.2)%
Federal National Mortgage Assoc.	5.50%	TBA		$13,200	(13,002,000)
Federal National Mortgage Assoc.	5.50%	TBA		1,100	(1,060,812)
Federal National Mortgage Assoc.	6.50%	TBA		99,000	(99,835,362)

					(113,898,174)

U.S. Treasury Obligations — (30.4)%
U.S. Treasury Bonds	9.00%	11/15/18		950	(1,263,129)
U.S. Treasury Notes	3.50%	12/15/09		14,000	(13,554,842)
U.S. Treasury Notes	3.625%	05/15/13		1,800	(1,682,860)
U.S. Treasury Notes	4.25%	11/15/14		154,400	(147,319,370)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT SALES (Continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. Treasury Obligations (Cont’d.)
U.S. Treasury Notes	4.375%	08/15/12		$81,700	$(79,855,377)
U.S. Treasury Notes	4.625%	11/15/16		1,200	(1,162,969)
U.S. Treasury Notes	4.625%	02/15/17		160,600	(155,531,143)
U.S. Treasury Notes	4.75%	05/15/14		24,200	(23,897,500)

					(424,267,190)

TOTAL SHORT SALES (proceeds received $534,756,351)					(538,165,364)

OUTSTANDING OPTIONS WRITTEN* — (0.1)%			Notional Amount (000)
Call Options — (0.1)%
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.95%				70,600	(355,602)
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.95%				51,200	(257,887)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%				43,300	(1)
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.15%				35,700	(116,423)
Swap on 6 Month LIBOR, expiring 09/14/2007 @ 4.85%			GBP	5,000	(3)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $2,303,544)					(729,916)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN — 81.8% (cost $1,170,325,450)					1,140,496,976
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 18.2%					253,083,310

NET ASSETS — 100.0%					$1,393,580,286

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities Purchased on a Forward Commitment Basis
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
RUB	Russian Ruble
MXN	Mexican Peso

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $4,787,500 and $4,787,500, respectively.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $6,033,899 have been segregated with the custodian to cover margin requirements for future contracts open at June 30, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
774	90 Day Euro Dollar	Dec 07	$183,200,625	$183,273,525	$72,900
1,376	90 Day Euro Dollar	Mar 08	325,869,512	326,077,600	208,088
6,164	90 Day Euro Dollar	Jun 08	1,466,764,350	1,461,253,250	(5,511,100)
1,305	90 Day Euro Dollar	Sep 08	309,495,151	309,333,938	(161,213)
388	90 Day Euro Dollar	Dec 08	91,728,050	91,936,600	208,550
928	90 Day Euro EURIBOR	Sep 07	133,714,394	133,224,552	(489,842)
4,294	90 Day Sterling	Jun 08	1,016,007,741	1,009,626,340	(6,381,401)
564	90 Day Sterling	Dec 08	133,698,732	132,624,603	(1,074,129)
112	2 Year U.S. Treasury Notes	Sep 07	22,778,000	22,823,500	45,500
80	5 Year U.S. Treasury Notes	Sep 07	8,366,250	8,326,250	(40,000)

					(13,122,647)
Short Positions:
1,191	10 Year U.S. Treasury Notes	Sep 07	125,270,031	125,892,422	(622,391)
1,186	20 Year U.S. Treasury Notes	Sep 07	126,949,539	127,791,500	(841,961)

					(1,464,352)

					$(14,586,999)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/26/07	EUR	1,976	$2,651,088	$2,676,950	$25,862
Indain Rupee,
Expiring 10/03/07	INR	756,650	18,500,000	18,471,247	(28,753)
Russian Ruble,
Expiring 01/11/08	RUB	750,085	29,000,000	29,264,429	264,429
South Korean Won,
Expiring 07/30/07	KRW	11,549,294	12,468,873	12,517,795	48,922
Swiss Franc
Expiring 09/06/07	CHF	7,000	5,667,855	5,761,225	93,370

			$68,287,816	$68,691,646	403,830

Sale Contract
British Pound,
Expiring 08/09/07	GBP	18,923	$37,778,920	$37,978,103	(199,183)

					$204,647

SEE NOTES TO FINANCIAL STATEMENTS.

A50

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	12/19/09		$32,900,000	5.00%	3 month LIBOR	$34,585
Bank of America, N.A.(1)	06/15/35		$5,300,000	6.00%	3 month LIBOR	(374,299)
Bank of America, N.A.(1)	06/20/14		$30,000,000	5.00%	3 month LIBOR	(1,000,948)
Barclays Capital(1)	12/19/12		$4,200,000	5.00%	3 month LIBOR	26,616
Barclays Capital(1)	12/19/12		$130,500,000	5.00%	3 month LIBOR	403,639
Citigroup(2)	06/20/17		$30,000,000	5.00%	3 month LIBOR	1,736,241
Deutsche Bank(1)	12/19/12		$70,100,000	5.00%	3 month LIBOR	89,170
Deutsche Bank(1)	12/19/37		$44,600,000	5.00%	3 month LIBOR	555,064
Deutsche Bank(2)	12/19/17		$9,900,000	5.00%	3 month LIBOR	(75,468)
Lehman Brothers, Inc.(1)	12/19/12		$173,900,000	5.00%	3 month LIBOR	207,271
Morgan Stanley & Co.(1)	12/19/37		$18,300,000	5.00%	3 month LIBOR	300,865
UBS AG(1)	06/18/09		$177,000,000	5.00%	3 month LIBOR	(278,772)
Goldman Sachs(1)	01/02/12	BRL	106,200,000	10.15%	Brazilian interbank lending rate	(462,395)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	81,100,000	10.12%	Brazilian interbank lending rate	(645,410)
Citigroup(1)	03/21/09	EUR	4,000,000	4.00%	6 month EURIBOR	(48,250)
Deutsche Bank(2)	12/15/11	EUR	102,500,000	4.00%	6 month EURIBOR	2,198,912
UBS AG(1)	10/15/10	EUR	1,400,000	2.1455%	FRC — Excluding Tobacco — Non-Revised Consumer Price Index	22,541
Barclays Capital(1)	09/15/10	GBP	23,200,000	5.00%	6 month LIBOR	(1,407,218)
Barclays Capital(2)	06/18/34	GBP	400,000	5.00%	6 month LIBOR	9,540
Barclays Capital(2)	12/15/35	GBP	2,600,000	4.00%	6 month LIBOR	207,307
Goldman Sachs(1)	09/15/15	GBP	2,000,000	5.00%	6 month LIBOR	(264,820)
Goldman Sachs(2)	06/12/36	GBP	11,600,000	4.25%	6 month LIBOR	3,332,365
UBS AG(1)	12/20/08	GBP	77,200,000	5.00%	6 month LIBOR	(1,221,493)
Barclays Capital(2)	12/20/16	JPY	340,000,000	2.00%	6 month LIBOR	(24,699)
UBS AG(2)	12/20/16	JPY	830,000,000	2.00%	6 month LIBOR	(48,441)
Citigroup(1)	05/14/09	MXN	525,000,000	7.91%	28 day Mexican interbank rate	2,630

						$3,274,533

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.16%	Aetna, Inc., 7.875%, due 03/01/11	$300
Morgan Stanley & Co.(1)	12/20/08	$2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(6,931)
Morgan Stanley & Co.(1)	12/20/08	$300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(796)
Goldman Sachs(2)	03/20/08	$10,000,000	0.05%	American Intl. Group, 5.6%, due 10/18/16	144
Merrill Lynch & Co.(1)	12/20/08	$800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(1,106)
Goldman Sachs(1)	03/20/12	$2,300,000	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	(11,872)
UBS AG(1)	12/20/08	$3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(12,278)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.15%	Baker Hughes, Inc., 6.0%, due 02/15/09	2,535
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.10%	Baxter International, Inc., 6.625%, due 02/15/28	451

SEE NOTES TO FINANCIAL STATEMENTS.

A51

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/28/46		$4,000,000	1.40%	Camber 6A, 6.838%, due 07/12/43	$1,229,408
Barclays Bank PLC(1)	06/28/46		$2,000,000	3.30%	Camber 6A, 8.758%, due 07/12/43	666,259
Bear Stearns International Ltd.(1)	12/20/08		$400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(5,680)
Bear Stearns International Ltd.(1)	12/20/08		$100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,682)
UBS AG(1)	12/20/08		$800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(4,433)
Bear Stearns International Ltd.(1)	12/20/08		$800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(1,806)
Barclays Bank PLC(1)	06/20/12		$1,300,000	0.17%	Cigna Corp., 6.375%, due 10/15/11	580
Barclays Bank PLC(1)	06/20/15		$700,000	0.15%	CitiFinancial 6.625%, due 06/01/15	997
Lehman Brothers, Inc.(1)	12/20/08		$700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(1,880)
Lehman Brothers, Inc.(1)	12/22/08		$100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(304)
Morgan Stanley & Co.(1)	12/20/08		$800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	307
Morgan Stanley & Co.(1)	09/20/11		$3,800,000	0.24%	CVS Corp., 5.75%, due 08/15/11	(5,550)
Barclays Bank PLC(1)	09/20/11		$3,400,000	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	(43,884)
Bear Stearns International Ltd.(1)	12/20/08		$800,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(2,165)
Merrill Lynch & Co.(1)	12/20/08		$1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(6,643)
Bank of America Securities LLC(1)	07/25/45		$1,800,000	0.54%	Dow Jones CDX IG4 Index	69,392
First Boston(1)	07/25/45		$25,000,000	0.54%	Dow Jones CDX IG4 Index	935,250
Goldman Sachs(1)	07/25/45		$4,500,000	0.54%	Dow Jones CDX IG4 Index	168,147
Merrill Lynch & Co.(1)	07/25/45		$9,000,000	0.54%	Dow Jones CDX IG4 Index	331,065
Morgan Stanley & Co.(1)	12/20/12		$11,400,000	0.14%	Dow Jones CDX IG5 Index	18,469
Morgan Stanley & Co.(1)	12/20/12		$26,700,000	0.14%	Dow Jones CDX IG5 Index	43,255
Morgan Stanley & Co.(2)	12/20/15		$8,140,000	0.46%	Dow Jones CDX IG5 Index	(52,382)
Morgan Stanley & Co.(2)	12/20/15		$19,000,000	0.46%	Dow Jones CDX IG5 Index	(115,804)
Bank of America Securities LLC(1)	12/20/16		$18,600,000	0.65%	Dow Jones CDX IG7 Index	173,844
Barclays Bank PLC(1)	12/20/11		$1,000,000	0.75%	Dow Jones CDX IG7 Index	3,899
Deutsche Bank(1)	12/20/11		$38,000,000	3.25%	Dow Jones CDX IG7 Index	674,794
Goldman Sachs(1)	12/20/11		$10,800,000	0.14%	Dow Jones CDX IG7 Index	917,531
Morgan Stanley & Co.(1)	12/20/16		$13,500,000	0.65%	Dow Jones CDX IG7 Index	129,990
Barclays Bank PLC(1)	12/20/16	EUR	17,400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(33,199)
Deutsche Bank(1)	12/20/16	EUR	18,200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(43,540)
Goldman Sachs(1)	12/20/16	EUR	10,600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(24,360)
Barclays Bank PLC(1)	06/20/12		$1,300,000	0.09%	Duke Energy, 7.375%, due 03/01/10	3,300
Bank of America Securities LLC(1)	12/20/08		$1,700,000	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	(1,846)
Bank of America Securities LLC(1)	12/20/08		$200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(261)
Citigroup(1)	12/20/08		$2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(7,444)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Citigroup(1)	12/20/08	$300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	$(777)
Barclays Bank PLC(1)	12/20/08	$2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(4,301)
Barclays Bank PLC(1)	12/20/08	$300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(412)
Morgan Stanley & Co.(1)	12/20/08	$1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(3,910)
Morgan Stanley & Co.(1)	12/20/08	$200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(429)
Morgan Stanley & Co.(1)	12/20/08	$800,000	0.22%	Emerson Electric Co., 7.125%%, due 08/15/10	(2,073)
Bear Stearns International Ltd.(1)	10/05/46	$4,300,000	1.55%	ESP Funding Ltd., 6.86%, due 10/05/46	867,384
Bear Stearns International Ltd.(1)	06/20/17	$3,200,000	0.29%	Fannie Mae, 5.25%, due 08/01/12	(251)
Citigroup(1)	12/20/08	$1,700,000	0.29%	FedEx Corp. 7.25%, due 02/15/11	(5,175)
Citigroup(1)	12/20/08	$200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(498)
Merrill Lynch & Co.(1)	12/20/08	$600,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	(367)
Deutsche Bank(1)	09/20/16	$2,400,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(20,739)
Lehman Brothers, Inc.(1)	12/20/08	$900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(12,189)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(922)
Lehman Brothers, Inc.(1)	06/20/12	$1,300,000	0.12%	Hartford Financial Services Group, 4.75%, due 03/01/14	984
Lehman Brothers, Inc.(1)	12/20/08	$2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(678)
Lehman Brothers, Inc.(1)	12/20/08	$300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(588)
Bear Stearns International Ltd.(1)	12/20/08	$2,200,000	0.32%	H-P Co., 6.50%, due 07/12/12	(8,662)
Bear Stearns International Ltd.(1)	12/20/08	$300,000	0.32%	H-P Co., 6.50%, due 07/12/12	(1,006)
Merrill Lynch & Co.(1)	12/20/08	$1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(3,538)
Barclays Bank PLC(1)	03/20/12	$1,500,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	(411)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.18%	International Lease Finance Corp., 6.375%, due 03/15/09	(52)
Bear Stearns International Ltd.(1)	12/20/08	$800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(5,652)
Bear Stearns International Ltd.(1)	08/04/46	$5,000,000	1.35%	Ipswich Street CDO Ltd., 6.71%, due 08/04/46(3)	1,141,676
Barclays Bank PLC(1)	03/20/11	$1,000,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	2,488
Bear Stearns International Ltd.(1)	12/20/13	$400,000	0.56%	iStar Financial, Inc., 5.95%, due 10/15/13	1,791
Lehman Brothers, Inc.(1)	12/20/08	$2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(2,949)
Lehman Brothers, Inc.(1)	12/20/08	$300,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(473)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	03/20/13	$5,000,000	0.56%	Kroger Co., 5.50%, due 02/01/13	$(18,175)
Deutsche Bank(1)	12/20/11	$5,000,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	65,272
Goldman Sachs(1)	06/20/17	$3,600,000	0.95%	Liz Claiborne, Inc., 5.0%, due 07/08/13	102,592
Goldman Sachs(1)	06/20/17	$600,000	0.95%	Liz Claiborne, Inc., 5.0%, due 07/08/13	17,099
Lehman Brothers, Inc.(1)	12/20/08	$900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(6,586)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(776)
Bear Stearns International Ltd.(1)	03/20/16	$3,100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	(8,084)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.12%	Loews Corp., 8.875%, due 04/15/11	1,863
Goldman Sachs(1)	02/25/34	$3,466,239	2.00%	Long Beach Mortgage Loan Trust 2004-1, 7.48% , due 02/25/34(3)	(1,155)
Merrill Lynch & Co.(2)	02/25/34	$3,466,239	2.25%	Long Beach Mortgage Loan Trust 2004-1, 7.48% , due 02/25/34(3)	7,149
Lehman Brothers, Inc.(1)	12/20/08	$1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(1,561)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(162)
Bear Stearns International Ltd.(1)	10/13/46	$5,000,000	1.40%	Mercury CDO, Ltd., 6.78%, due 07/27/48(3)	1,007,176
Merrill Lynch & Co.(1)	12/20/08	$1,200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(12,978)
Goldman Sachs(1)	03/20/12	$2,300,000	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(5,680)
UBS AG(1)	06/20/17	$800,000	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(523)
Lehman Brothers, Inc.(1)	12/20/08	$900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(5,663)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(719)
Merrill Lynch & Co.(1)	12/20/08	$800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(2,375)
Lehman Brothers, Inc.(1)	06/20/09	$6,600,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(43,316)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.09%	Progress Energy, Inc., 5.625%, due 01/15/16	3,747
Morgan Stanley & Co.(1)	04/15/20	$1,800,000	1.95%	Race Point CLO, 7.01%, due 04/15/20(3)	600
Morgan Stanley & Co.(1)	04/15/20	$2,500,000	4.03%	Race Point CLO, 9.61%, due 04/15/20(3)	6,000
Lehman Brothers, Inc.(1)	12/20/08	$1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	(41)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	(160)
UBS AG(1)	12/20/08	$800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	(262)
JPMorgan Chase Bank(1)	05/20/16	$7,100,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	(121,871)
Morgan Stanley & Co.(1)	05/20/16	$15,900,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	(267,326)
Lehman Brothers, Inc.(1)	09/20/08	$3,000,000	2.47%	Republic of the Philippines, 8.25%, due 01/15/14	(79,160)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.(1)	09/20/10	$400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	$(18,039)
Lehman Brothers, Inc.(1)	10/20/10	$2,500,000	2.11%	Republic of Turkey, 11.875%, due 01/15/30	(96,068)
Morgan Stanley & Co.(1)	09/20/10	$1,700,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(100,395)
Morgan Stanley & Co.(2)	06/20/08	$1,500,000	0.25%	Russian Federation, 7.5%, due 03/31/30	(424)
Citigroup(1)	03/20/12	$2,300,000	0.34%	Safeway, Inc. 5.8%, 08/15/12	2,252
Merrill Lynch & Co.(1)	12/15/19	$2,500,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19(3)	16,493
Morgan Stanley & Co.(1)	12/15/19	$1,600,000	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19(3)	(8,313)
Barclays Bank PLC(1)	06/20/12	$1,300,000	0.12%	Schlumberger Limited, 1.5%, due 06/01/23	(1,436)
Morgan Stanley & Co.(1)	09/20/13	$1,600,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/23	(13,493)
UBS AG(1)	12/20/08	$800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(4,404)
Bank of America Securities LLC(1)	08/07/45	$490,829	4.20%	TABS Ltd. 2005-2A, 8.11%, due 08/07/45(3)	52,183
Morgan Stanley & Co.(1)	06/20/12	$5,000,000	0.11%	Target Corp., 5.875%, 03/01/12	11,559
Morgan Stanley & Co.(1)	12/20/08	$800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(4,915)
Goldman Sachs(1)	03/08/40	$500,000	3.90%	Trinity CDO Ltd., 8.11%, due 03/08/40(3)	103,920
Bank of America Securities LLC(1)	08/07/45	$474,655	4.30%	Trinity CDO Ltd., 8.11%, due 08/07/45(3)	72,615
Bear Stearns International Ltd.(1)	03/20/11	$1,000,000	0.33%	Vornado Realty, 5.6%, due 02/15/11	(3,023)
Morgan Stanley & Co.(1)	06/20/17	$4,900,000	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	7,710
Bear Stearns International Ltd.(1)	12/20/08	$1,500,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(2,152)
Citigroup(1)	12/20/08	$3,600,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(4,633)
Barclays Bank PLC(1)	12/20/08	$900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(8,262)
Barclays Bank PLC(1)	12/20/08	$100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(557)
Barclays Bank PLC(1)	06/20/12	$1,500,000	0.09%	Wells Fargo Co., 5.555%, due 10/28/15	991
Lehman Brothers, Inc.(1)	12/20/08	$1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(3,765)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(418)
Barclays Bank PLC(1)	03/20/12	$1,300,000	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	5,171
Morgan Stanley & Co.(1)	04/15/20	$1,800,000	1.95%	Race Point CLO, 7.01%, due 04/15/20(3)	600
Morgan Stanley & Co.(1)	04/15/20	$2,500,000	4.03%	Race Point CLO, 9.61%, due 04/15/20(3)	6,000

					$7,559,864

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(3)	Variable rate, displayed rate is as of 06/30/07.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Mortgage-Backed Obligations	66.9%
U.S. Treasury Obligations	14.6
Affiliated Money Market Mutual Fund	8.7
Financial – Bank & Trust	6.6
Collateralized Mortgage Obligations	4.0
Financial Services	3.2
Foreign Government Bonds	2.4
Asset-Backed Securities	1.9
Diversified	1.8
Telecommunications	1.6
Commercial Paper	1.2
Bank Notes	0.8
Oil, Gas & Consumable Fuels	0.7
Healthcare – Services	0.6
Municipal Bonds	0.9
Telecom – Integrated/Services	0.5
Insurance	0.5
Automobile Manufacturers	0.5
Certificates Of Deposit	0.5
Utilities	0.4
Outstanding Options Purchased	0.4
Paper & Forest Products	0.4
Building Materials	0.3
Tobacco	0.3
Gaming	0.3
Retail & Merchandising	0.3
Aerospace	0.2

120.5
Securities Sold Short and Written Options	(38.7)
Other assets in excess of liabilities	18.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A56

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $1,585,668,866)	$1,557,675,777
Affiliated investments (cost $121,716,479)	121,716,479
Foreign currency, at value (cost $32,140,221)	32,873,997
Receivable for investments sold	1,007,993,693
Unrealized appreciation on swap agreements	17,995,378
Dividends and interest receivable	7,750,929
Unrealized appreciation on foreign currency forward contracts	432,583
Due from broker-varation margin	290,679
Prepaid expenses	6,108
Receivable for Series shares sold	1,982

Total Assets	2,746,737,605

LIABILITIES
Payable for investments purchased	779,236,917
Securities sold short, at value (proceeds received $534,756,351)	538,165,364
Premium for swaps sold	11,319,566
Unrealized depreciation on swap agreements	7,160,981
Interest payable on investments sold short	5,900,568
Payable for floating rate notes issued	4,787,500
Payable to custodian	3,521,121
Payable for Series shares repurchased	1,265,717
Written options outstanding, at value (cost $2,303,544)	729,916
Management fee payable	697,782
Unrealized depreciation on foreign currency forward contracts	227,936
Accrued expenses and other liabilities	140,822
Deferred trustees’ fees	2,416
Transfer agent fees payable	713

Total Liabilities	1,353,157,319

NET ASSETS	$1,393,580,286

Net assets were comprised of:
Paid-in capital	$1,444,573,315
Retained earnings	(50,993,029)

Net assets, June 30, 2007	$1,393,580,286

Net asset value and redemption price per share, $1,393,580,286 / 127,432,398 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$10.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$35,965,374
Affiliated dividend income	1,705,004
Unaffiliated dividend income	15,000

37,685,378

EXPENSES
Management fee	4,399,513
Custodian’s fees and expenses	231,000
Interest expenses (Note 2)	95,920
Audit fee	20,000
Shareholders’ reports	19,000
Trustees’ fees	15,000
Insurance expenses	15,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	2,200
Transfer agent’s fees and expenses (including affiliated expense of $2,200) (Note 4)	2,200
Miscellaneous	4,763

Total expenses	4,809,596

NET INVESTMENT INCOME	32,875,782

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(12,566,988)
Futures transactions	953,498
Options written	(1,960,071)
Swap agreements	(11,519,137)
Foreign currency transactions	2,345,587
Short sales	17,591,090

(5,156,021)

Net change in unrealized appreciation (depreciation) on:
Investments	(20,136,455)
Futures	(12,914,883)
Options written	1,947,475
Swap agreements	11,632,476
Foreign currencies	591,751
Short sales	(6,912,460)

(25,792,096)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(30,948,117)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,927,665

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,875,782	$62,853,888
Net realized loss on investment and foreign currency transactions	(5,156,021)	(7,743,396)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,792,096)	(1,183,406)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,927,665	53,927,086

DISTRIBUTIONS	(28,355,422)	(63,817,105)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,606,266 and 18,129,452 shares, respectively]	40,498,041	202,000,051
Series shares issued in reinvestment of distributions [2,566,825 and 5,773,643 shares, respectively]	28,355,422	63,817,105
Series shares repurchased [21,448,302 and 18,464,240 shares, respectively]	(239,139,481)	(203,878,541)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(170,286,018)	61,938,615

TOTAL INCREASE (DECREASE) IN NET ASSETS	(196,713,775)	52,048,596
NET ASSETS:
Beginning of period	1,590,294,061	1,538,245,465

End of period	$1,393,580,286	$1,590,294,061

SEE NOTES TO FINANCIAL STATEMENTS.

A57

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%	Shares	Value (Note 2)
COMMON STOCKS

Air Freight & Logistics — 0.9%
UTI Worldwide, Inc.	71,300	$1,910,127

Capital Markets — 5.5%
Eaton Vance Corp.	95,300	4,210,354
Lazard Ltd. (Class A Stock)	20,500	923,115
Nuveen Investments, Inc. (Class A Stock)	33,900	2,106,885
T. Rowe Price Group, Inc.	30,200	1,567,078
TD Ameritrade Holdings Corp.(a)(b)	139,400	2,788,000

		11,595,432

Chemicals — 5.1%
Ecolab, Inc.(b)	73,900	3,155,530
Monsanto Co.	40,200	2,715,108
Nalco Holding Co.	86,600	2,377,170
Sigma-Aldrich Corp.	59,600	2,543,132

		10,790,940

Commercial Services & Supplies — 6.0%
Allied Waste Industries, Inc.(a)(b)	212,900	2,865,634
Iron Mountain, Inc.(a)(b)	138,600	3,621,618
Paychex, Inc.(b)	63,900	2,499,768
Stericycle, Inc.(a)(b)	82,200	3,654,612

		12,641,632

Communications Equipment — 1.9%
Comverse Technology, Inc.(a)(b)	136,400	2,843,940
Juniper Networks, Inc.(a)(b)	45,700	1,150,269

		3,994,209

Computers & Peripherals — 1.2%
Data Domain, Inc.(a)	700	16,100
QLogic Corp.(a)(b)	85,600	1,425,240
SanDisk Corp.(a)	22,300	1,091,362

		2,532,702

Consumer Finance — 1.2%
Alliance Data Systems Corp.(a)	32,900	2,542,512

Diversified Consumer Services — 1.5%
Apollo Group, Inc. (Class A Stock)(a)	27,000	1,577,610
Weight Watchers International, Inc.	29,500	1,499,780

		3,077,390

Electrical Equipment — 2.2%
Ametek, Inc.	118,100	4,686,208

Electronic Equipment & Instruments — 2.1%
Amphenol Corp. (Class A Stock)	63,600	2,267,340
Tektronix, Inc.	62,400	2,105,376

		4,372,716

Energy Equipment & Services — 6.0%
Cameron International Corp.(a)(b)	47,400	3,387,678
FMC Technologies, Inc.(a)(b)	34,500	2,733,090
Grant Prideco, Inc.(a)(b)	19,100	1,028,153
Nabors Industries Ltd.(a)(b)	42,800	1,428,664
National Oilwell Varco, Inc.(a)	13,900	1,448,936
Pride International, Inc.(a)	71,600	2,682,136

		12,708,657

Food Products — 1.5%
ConAgra Foods, Inc.	120,800	3,244,688

SEE NOTES TO FINANCIAL STATEMENTS.

A58

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Health Care Technology — 0.8%
Cerner Corp.(a)(b)	29,800	$1,653,006

Healthcare Equipment & Supplies — 3.6%
DENTSPLY International, Inc.	69,700	2,666,722
ResMed, Inc.(a)(b)	49,400	2,038,244
Respironics, Inc.(a)	67,100	2,857,789

		7,562,755

Healthcare Providers & Services — 9.0%
DaVita, Inc.(a)(b)	94,200	5,075,496
Express Scripts, Inc.(a)(b)	73,000	3,650,730
Henry Schein, Inc.(a)	40,400	2,158,572
Omnicare, Inc.(b)	76,800	2,769,408
Patterson Cos, Inc.(a)	28,500	1,062,195
Quest Diagnostics, Inc.(b)	83,300	4,302,445

		19,018,846

Hotels, Restaurants & Leisure — 2.3%
Hilton Hotels Corp.	75,300	2,520,291
Tim Hortons, Inc.(b)	78,900	2,426,175

		4,946,466

Household Products — 0.7%
Clorox Co. (The)	22,800	1,415,880

Insurance — 2.0%
Axis Capital Holdings, Ltd.	50,100	2,036,565
WR Berkley Corp.	66,100	2,150,894

		4,187,459

Internet & Catalog Retail — 0.7%
GSI Commerce, Inc.(a)(b)	66,100	1,501,131

Internet Software & Services — 0.5%
Equinix, Inc.(a)(b)	12,500	1,143,375

IT Services — 0.8%
CheckFree Corp.(a)(b)	43,100	1,732,620

Leisure Equipment & Products — 1.0%
Activision, Inc.(a)	110,300	2,059,301

Life Sciences, Tools & Services — 1.2%
Applera Corp. - Applied Biosystems Group	83,500	2,550,090

Machinery — 7.3%
Danaher Corp.	40,800	3,080,400
Dover Corp.	49,400	2,526,810
IDEX Corp.	93,900	3,618,906
ITT Corp.(b)	60,600	4,137,768
Roper Industries, Inc.(b)	38,000	2,169,800

		15,533,684

Media — 1.3%
Regal Entertainment Group (Class A Stock)(b)	130,600	2,864,058

Metals & Mining — 1.0%
Goldcorp, Inc.	94,800	2,245,812

Oil, Gas & Consumable Fuels — 4.4%
Noble Energy, Inc.	16,800	1,048,152
Southwestern Energy Co.(a)	91,400	4,067,300
XTO Energy, Inc.	68,700	4,128,870

		9,244,322

SEE NOTES TO FINANCIAL STATEMENTS.

A59

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals — 1.0%
Endo Pharmaceuticals Holdings, Inc.(a)	62,200	$2,129,106

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom Corp. (Class A Stock)(a)	34,950	1,022,288
Integrated Device Technology, Inc.(a)	210,800	3,218,916
KLA-Tencor Corp.(b)	27,200	1,494,640
Marvell Technology Group Ltd.(a)	135,200	2,461,992

		8,197,836

Software — 8.0%
Adobe Systems, Inc.(a)	89,028	3,574,475
Amdocs Ltd.(a)	86,300	3,436,466
Autodesk, Inc.(a)	31,100	1,464,188
BEA Systems, Inc.(a)(b)	197,700	2,706,513
Check Point Software Technologies, Ltd.(a)	93,200	2,125,892
Citrix Systems, Inc.(a)(b)	83,500	2,811,445
Electronic Arts, Inc.(a)	20,600	974,792

		17,093,771

Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)	26,900	1,963,162
Ross Stores, Inc.	59,000	1,817,200
Urban Outfitters, Inc.(a)(b)	94,800	2,278,044

		6,058,406

Textiles, Apparel & Luxury Goods — 0.7%
Phillips-Van Heusen	23,800	1,441,566

Trading Companies & Distributors — 0.8%
Fastenal Co.(b)	39,100	1,636,726

Wireless Telecommunication Services — 8.0%
American Tower Corp. (Class A Stock)(a)	116,900	4,909,800
Clearwire Corp. (Class A Stock)(a)(b)	71,400	1,744,302
Crown Castle International Corp.	78,600	2,850,822
NII Holdings, Inc.(a)(b)	91,800	7,411,931

		16,916,855

TOTAL LONG-TERM INVESTMENTS (cost $160,656,812)		205,230,284

SHORT-TERM INVESTMENT — 38.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $81,118,590 includes $74,065,649 of cash collateral received for securities on loan) (c)(d) (Note 4)	81,118,590	81,118,590

Total Investments — 135.4% (cost $241,775,402)		286,348,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.4%)		(74,874,342)

NET ASSETS — 100.0%		$211,474,532

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $70,409,101 cash collateral of $74,065,649 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 35.0% of collateral received for securities on loan)	38.4%
Healthcare Providers & Services	9.0
Software	8.0
Wireless Telecommunication Services	8.0
Machinery	7.3
Commercial Services & Supplies	6.0
Energy Equipment & Services	6.0
Capital Markets	5.5
Chemicals	5.1
Oil, Gas & Consumable Fuels	4.4
Semiconductors & Semiconductor Equipment	3.9
Healthcare Equipment & Supplies	3.6
Specialty Retail	2.9
Hotels, Restaurants & Leisure	2.3
Electrical Equipment	2.2
Electronic Equipment & Instruments	2.1
Insurance	2.0
Communications Equipment	1.9
Diversified Consumer Services	1.5
Food Products	1.5
Media	1.3
Computers & Peripherals	1.2
Consumer Finance	1.2
Life Sciences, Tools & Services	1.2
Leisure Equipment & Products	1.0
Metals & Mining	1.0
Pharmaceuticals	1.0
Air Freight & Logistics	0.9
Health Care Technology	0.8
IT Services	0.8
Trading Companies & Distributors	0.8
Household Products	0.7
Internet & Catalog Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Internet Software & Services	0.5

135.4
Liabilities in excess of other assets	(35.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A61

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $70,409,101:
Unaffiliated investments (cost $160,656,812)	$205,230,284
Affiliated investments (cost $81,118,590)	81,118,590
Cash	907
Receivable for investments sold	3,275,929
Dividends and interest receivable	76,959
Receivable for Series shares sold	11,104
Prepaid expenses	476

Total Assets	289,714,249

LIABILITIES
Collateral for securities on loan	74,065,649
Payable for investments purchased	3,814,037
Accrued expenses and other liabilities	138,202
Payable for Series shares reacquired	113,841
Management fee payable	105,161
Deferred trustees’ fees	1,984
Transfer agent fee payable	723
Distribution fee payable	75
Administration fee payable	45

Total Liabilities	78,239,717

NET ASSETS	$211,474,532

Net assets were comprised of:
Paid-in capital	$137,736,845
Retained earnings	73,737,687

Net assets, June 30, 2007	$211,474,532

Class I:
Net asset value and redemption price per share, $211,108,206 / 23,791,395 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$8.87

Class II:
Net asset value and redemption price per share, $366,326 / 42,433 outstanding shares of beneficial interest (authorized 60,000,000 shares)	$8.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,280)	$815,516
Affiliated dividend income	166,541
Affiliated income from securities loaned, net	41,537

1,023,594

EXPENSES
Management fee	618,783
Distribution fee—Class II	434
Administration fee—Class II	260
Shareholders’ reports	20,000
Custodian’s fees and expenses	20,000
Audit fee	8,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Transfer agent’s fee and expenses (including affiliated expense of $2,200) (Note 4)	3,000
Miscellaneous	3,813

Total expenses	686,290

NET INVESTMENT INCOME	337,304

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	8,963,930
Net change in unrealized appreciation (depreciation) on investments	12,525,903

NET GAIN ON INVESTMENTS	21,489,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,827,137

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment gain	$337,304	$652,374
Net realized gain on investments and foreign currencies	8,963,930	19,588,725
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,525,903	(2,597,586)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,827,137	17,643,513

DISTRIBUTIONS:
Class I	—	(15,437,758)
Class II	—	(30,998)

TOTAL DISTRIBUTIONS	—	(15,468,756)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [1,022,877 and 3,604,315 shares, respectively]	8,540,139	28,455,379
Series shares issued in reinvestment of distributions [0 and 1,978,190 shares, respectively]	—	15,468,756
Series shares repurchased [2,591,829 and 4,976,168 shares, respectively]	(21,827,392)	(38,386,640)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(13,287,253)	5,537,495

TOTAL INCREASE IN NET ASSETS	8,539,884	7,712,252
NET ASSETS:
Beginning of period	202,934,648	195,222,396

End of period	$211,474,532	$202,934,648

SEE NOTES TO FINANCIAL STATEMENTS.

A62

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace — 0.6%
ARGON ST, Inc.*	39,200	$909,832

Apparel Manufacturers — 0.7%
Carter’s, Inc.*(a)	38,285	993,113

Automobile Manufacturers — 1.3%
Titan International, Inc.	62,335	1,970,409

Banking — 1.9%
Texas Capital Banshares, Inc.*(a)	35,700	797,895
Wilshire Bancorp, Inc.	48,800	594,384
Wintrust Financial Corp.(a)	35,000	1,534,750

		2,927,029

Building Materials — 2.5%
Drew Industries, Inc.*(a)	26,000	861,640
Interline Brands, Inc.*	53,500	1,395,280
Texas Industries, Inc.(a)	18,600	1,458,426

		3,715,346

Business Services — 0.5%
ICON PLC*	16,220	709,463

Chemicals — 4.6%
Cabot Microelectronics Corp.*(a)	28,000	993,720
Quaker Chemical Corp.	16,910	399,076
Rockwood Holdings, Inc.*	44,700	1,633,785
Spartech Corp.	13,100	347,805
Terra Industries, Inc.*(a)	127,660	3,245,117
Zoltek Cos, Inc.*	9,980	414,470

		7,033,973

Clothing & Apparel — 1.7%
Volcom, Inc.*(a)	51,890	2,601,246

Commercial Services — 2.9%
Geo Group, Inc. (The)*	27,510	800,541
Global Cash Access Holdings*	109,025	1,746,580
Healthcare Services Group, Inc.(a)	22,400	660,800
Korn/Ferry International*	43,400	1,139,684

		4,347,605

Commercial Services & Supplies — 3.0%
Advisory Board Co. (The)*(a)	19,900	1,105,644
Corrections Corp. of America*	23,462	1,480,687
H&E Equipment Services, Inc.*	18,500	513,190
Rollins, Inc.(a)	66,200	1,507,374

		4,606,895

Computer Hardware — 0.4%
MTS Systems Corp.	11,900	531,573

Computer Services & Software — 3.9%
ANSYS, Inc.*(a)	63,415	1,680,498
Avid Technology, Inc.*(a)	33,065	1,168,848
FactSet Research Systems, Inc.(a)	16,698	1,141,308
The9 Ltd., ADR (China)*(a)	27,985	1,294,586
Trident Microsystems, Inc.*	33,315	611,330

		5,896,570

Construction — 1.3%
Infrasource Services, Inc.*	40,505	1,502,735

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Construction (cont’d.)
NCI Buildings Systems, Inc.*(a)	8,400	$414,372

		1,917,107

Consulting — 0.8%
Watson Wyatt Worldwide, Inc. (Class A Stock)	22,800	1,150,944

Consumer Products & Services — 2.1%
Central Garden & Pet Co. (Class A Stock)*(a)	31,000	363,630
Chattem, Inc.*(a)	11,300	716,194
Physicians Formula Holdings, Inc.*(a)	43,360	681,836
Ritchie Bros. Auctioneers, Inc. (Canada)	21,600	1,352,592

		3,114,252

Distribution/Wholesale — 3.0%
Houston Wire & Cable*(a)	45,900	1,304,019
MWI Veterinary Supply, Inc.*(a)	31,685	1,263,915
Owens & Minor, Inc.	11,400	398,316
Pool Corp.(a)	14,399	561,993
ScanSource, Inc.*(a)	31,200	998,088

		4,526,331

Diversified — 0.1%
Central Garden & Pet Co.*	15,500	190,030

Diversified Manufacturing Operations — 2.6%
Actuant Corp. (Class A Stock)(a)	48,573	3,063,013
CLARCOR, Inc.	24,100	902,063

		3,965,076

Electrical Equipment — 1.4%
Advanced Energy Industries, Inc.*(a)	18,730	424,422
General Cable Corp.*	21,996	1,666,197

		2,090,619

Electronic Components — 3.2%
Daktronics, Inc.(a)	10,860	233,273
Eagle Test Systems, Inc.*	28,910	464,294
Enernoc, Inc.*(a)	12,370	471,668
LoJack Corp.*	32,600	726,654
Universal Electronics, Inc.*	83,299	3,025,420

		4,921,309

Electronics — 2.0%
Coherent, Inc.*(a)	63,050	1,923,656
Dolby Laboratories, Inc. (Class A Stock)*	30,230	1,070,444

		2,994,100

Entertainment — 0.8%
Vail Resorts, Inc.*(a)	19,165	1,166,574

Entertainment & Leisure — 0.4%
RC2 Corp.*	15,700	628,157

Financial – Brokerage — 1.4%
Cowen Group, Inc.*(a)	48,425	867,292
Greenhill & Co, Inc.(a)	19,125	1,314,078

		2,181,370

Financial Services — 2.8%
Boston Private Financial Holdings, Inc.(a)	40,265	1,081,921

SEE NOTES TO FINANCIAL STATEMENTS.

A63

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial Services (cont’d.)
Financial Federal Corp.(a)	21,300	$635,166
First Mercury Financial Corp.*	32,230	675,863
Hilb Rogal & Hobbs Co.	10,800	462,888
Investment Technology Group, Inc.*	23,450	1,016,088
ITLA Capital Corp.	6,900	359,628

		4,231,554

Health Services — 2.6%
Centene Corp.*(a)	58,105	1,244,609
Computer Programs & Systems, Inc.	29,400	910,812
Eclipsys Corp.*(a)	91,005	1,801,899

		3,957,320

Healthcare – Services — 0.3%
Animal Health International, Inc.*(a)	29,770	431,367

Healthcare Equipment & Supplies — 0.8%
Cutera, Inc.*(a)	51,035	1,271,792

Healthcare Providers & Services — 0.7%
Matria Healthcare, Inc.*(a)	37,350	1,130,958

Healthcare – Products — 0.8%
Haemonetics Corp.*	10,700	562,927
LCA-Vision, Inc.	14,100	666,366

		1,229,293

Household Products — 0.5%
ACCO Brands Corp.*(a)	34,400	792,920

Insurance — 1.5%
American Equity Investment Life Holding Co.(a)	47,300	571,384
American Safety Insurance Holdings Ltd.*	17,860	425,604
Amerisafe, Inc.*	48,400	950,092
Tower Group, Inc.	10,000	319,000

		2,266,080

Internet Services — 3.0%
CNET Networks, Inc.*(a)	151,265	1,238,860
Internet Capital Group, Inc.*(a)	44,151	547,473
j2 Global Communications, Inc.*(a)	50,100	1,748,490
Online Resources Corp.*	49,900	547,902
Switch And Data, Inc.*(a)	28,115	539,527

		4,622,252

Internet Software & Services — 0.2%
US Auto Parts Network, Inc.*	33,525	317,146

Leisure — 0.7%
International Speedway Corp. (Class A Stock)	21,500	1,133,265

Machinery — 0.9%
Kaydon Corp.(a)	25,920	1,350,950

Machinery & Equipment — 6.5%
Bucyrus International, Inc. (Class A Stock)	58,442	4,136,525
IDEX Corp.	50,100	1,930,854
Middleby Corp.*(a)	27,100	1,621,122
RBC Bearings, Inc.*	33,200	1,369,500

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery & Equipment (cont’d.)
Regal-Beloit Corp.	15,800	$735,332

		9,793,333

Media — 2.2%
Entravision Communications Corp. (Class A Stock)*	87,180	909,287
Journal Communications, Inc. (Class A Stock)	66,000	858,660
Meredith Corp.	26,000	1,601,600

		3,369,547

Medical Products — 7.2%
American Medical Systems Holdings, Inc.*(a)	77,701	1,401,726
Arrow International, Inc.	46,330	1,773,512
DJ Orthopedics, Inc.*(a)	18,357	757,593
ICU Medical, Inc.*(a)	7,300	313,462
K-V Pharmaceutical Co. (Class A Stock)*(a)	49,255	1,341,706
Landauer, Inc.	12,800	630,400
Respironics, Inc.*(a)	27,899	1,188,219
STERIS Corp.(a)	42,300	1,294,380
TECHNE Corp.*	11,200	640,752
Thoratec Corp.*(a)	43,254	795,441
Young Innovations, Inc.	25,900	755,762

		10,892,953

Medical Supplies & Equipment — 0.7%
Myriad Genetics, Inc.*(a)	13,005	483,656
Vital Images, Inc.*	21,455	582,718

		1,066,374

Metals & Mining — 1.0%
Claymont Steel Holdings, Inc.*(a)	28,575	611,219
Northwest Pipe Co*	7,795	277,268
Trimas Corp*(a)	55,500	670,440

		1,558,927

Mineral Resources — 0.5%
AMCOL International Corp.(a)	29,100	794,721

Office Equipment — 0.7%
School Specialty, Inc.*(a)	30,765	1,090,312

Oil & Field Services — 0.5%
Cal Dive International, Inc.*(a)	41,800	695,134

Oil & Gas Equipment & Services — 2.8%
CARBO Ceramics, Inc.(a)	16,000	700,960
TETRA Technologies, Inc.*(a)	127,813	3,604,327

		4,305,287

Oil & Gas Exploration/Production — 1.2%
Core Laboratories NV (Netherlands)*	9,462	962,191
Unit Corp.*	13,913	875,267

		1,837,458

Oil, Gas & Consumable Fuels — 2.5%
Berry Petroleum Co. (Class A Stock)(a)	34,400	1,296,192
Comstock Resources, Inc.*(a)	16,000	479,520
Edge Petroleum Corp.*(a)	13,760	192,778

SEE NOTES TO FINANCIAL STATEMENTS.

A64

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Goodrich Petroleum Corp*(a)	34,275	$1,186,943
Lufkin Industries, Inc.	10,500	677,775

		3,833,208

Pharmaceuticals — 0.3%
Cubist Pharmaceuticals, Inc.*(a)	26,430	520,935

Publishing — 0.7%
Courier Corp.	26,500	1,060,000

Restaurants — 0.3%
Bj’s Restaurants, Inc.*	26,190	516,991

Retail — 4.3%
Build-A-Bear Workshop, Inc.*(a)	57,211	1,495,495
Cash America International, Inc.	43,127	1,709,986
Genesco, Inc.*	36,388	1,903,456
Red Robin Gourmet Burgers, Inc.*(a)	20,710	836,063
Ruby Tuesday, Inc.	21,500	566,095

		6,511,095

Retail & Merchandising — 0.4%
Hibbett Sports, Inc.*(a)	22,100	605,098

Road & Rail — 0.7%
Landstar System, Inc.	21,300	1,027,725

Semiconductors & Semiconductor Equipment — 1.6%
OYO Geospace Corp.*(a)	33,193	2,462,589

Specialty Retail — 0.5%
Monro Muffler Brake, Inc.	19,200	719,040

Telecommunications — 1.2%
EMS Technologies, Inc.*	35,439	781,784
Ixia*	90,317	836,336
Sirenza Microdevices, Inc.*(a)	16,870	200,247

		1,818,367

Transportation Services — 0.9%
Heartland Express, Inc.(a)	32,266	525,936
HUB Group, Inc. (Class A Stock)*(a)	21,800	766,488

		1,292,424

Waste Management — 1.8%
Waste Connections, Inc.*(a)	91,109	2,755,136

TOTAL LONG-TERM INVESTMENTS (cost $114,200,982)		146,350,474

SHORT-TERM INVESTMENT — 52.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $79,403,818 ; includes $63,897,168 of cash collateral for securities on loan)(Note 4)(b)(w)	79,403,818	79,403,818

TOTAL INVESTMENTS — 148.8% (cost $193,604,800)		225,754,292

LIABILITIES IN EXCESS OF OTHER ASSETS — (48.8)%		(74,096,108)

NET ASSETS — 100.0%		$151,658,184

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $61,315,555; cash collateral of $63,897,168 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (42.1% represents investments purchased with collateral from securities on loan)	52.4%
Medical Products	7.2
Machinery & Equipment	6.5
Chemicals	4.6
Retail	4.3
Computer Services & Software	3.9
Electronic Components	3.2
Internet Services	3.0
Commercial Services & Supplies	3.0
Distribution/Wholesale	3.0
Commercial Services	2.9
Oil & Gas Equipment & Services	2.8
Financial Services	2.8
Diversified Manufacturing Operations	2.6
Health Services	2.6
Oil, Gas & Consumable Fuels	2.5
Building Materials	2.5
Media	2.2
Consumer Products & Services	2.1
Electronics	2.0
Banking	1.9
Waste Management	1.8
Clothing & Apparel	1.7
Semiconductors & Semiconductor Equipment	1.6
Insurance	1.5
Financial – Brokerage	1.4
Electrical Equipment	1.4
Automobile Manufacturers	1.3
Construction	1.3
Oil & Gas Exploration/Production	1.2
Telecommunications	1.2
Metals & Mining	1.0
Machinery	0.9
Transportation Services	0.9
Healthcare Equipment & Supplies	0.8
Healthcare-Products	0.8
Entertainment	0.8
Consulting	0.8
Leisure	0.7
Healthcare Providers & Services	0.7
Office Equipment	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A65

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (Continued)
Medical Supplies & Equipment	0.7%
Publishing	0.7
Road & Rail	0.7
Apparel Manufacturers	0.7
Aerospace	0.6
Mineral Resources	0.5
Household Products	0.5
Specialty Retail	0.5
Business Services	0.5
Oil & Field Services	0.5
Entertainment & Leisure	0.4
Retail & Merchandising	0.4
Computer Hardware	0.4
Pharmaceuticals	0.3
Restaurants	0.3
Healthcare – Services	0.3
Internet Software & Services	0.2
Diversified	0.1

148.8
Liabilities in excess of other assets	(48.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A66

SP SMALL CAP GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $61,315,555:
Unaffiliated investments (cost $114,200,982)	$146,350,474
Affiliated investments (cost $79,403,818)	79,403,818
Receivable for investments sold	1,955,631
Dividends and interest receivable	66,983
Receivable for Series shares sold	4,967
Prepaid expenses	1,349

Total Assets	227,783,222

LIABILITIES
Collateral for securities on loan	63,897,168
Payable for investments purchased	11,875,679
Management fee payable	109,904
Accrued expenses and other liabilities	106,627
Payable to custodian	93,646
Payable for Series shares repurchased	39,339
Deferred trustees’ fees	1,985
Transfer agent fees payable	690

Total Liabilities	76,125,038

NET ASSETS	$151,658,184

Net assets were comprised of:
Paid-in capital	$110,122,000
Retained earnings	41,536,184

Net assets, June 30, 2007	$151,658,184

Net asset value and redemption price per share, $151,658,184 / 17,984,219 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$8.43

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $598 foreign withholding tax)	$323,585
Affiliated dividend income	134,776
Affiliated income from securities lending, net	97,991

556,352

EXPENSES
Management fee	615,458
Custodian’s fees and expenses	35,000
Shareholders’ reports	30,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	300
Miscellaneous	5,611

Total expenses	707,369

NET INVESTMENT LOSS	(151,017)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	4,997,443
Net change in unrealized appreciation (depreciation) on investments	11,743,707

NET GAIN ON INVESTMENTS	16,741,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,590,133

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(151,017)	$(650,228)
Net realized gain on investment transactions	4,997,443	7,022,235
Net change in unrealized appreciation (depreciation) on investments	11,743,707	10,012,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,590,133	16,384,726

SERIES SHARE TRANSACTIONS:
Series shares sold [2,588,954 and 4,157,641 shares, respectively]	21,155,730	29,943,037
Series shares repurchased [1,139,643 and 8,114,496 shares, respectively]	(9,104,215)	(59,025,936)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	12,051,515	(29,082,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,641,648	(12,698,173)
NET ASSETS:
Beginning of period	123,016,536	135,714,709

End of period	$151,658,184	$123,016,536

SEE NOTES TO FINANCIAL STATEMENTS.

A67

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace — 0.3%
EDO Corp.(a)	29,087	$956,090

Aerospace & Defense — 1.6%
AAR Corp.*(a)	24,019	792,867
DRS Technologies, Inc.	32,010	1,833,213
Heico Corp. (Class A Stock)	58,700	2,063,305
Orbital Sciences Corp.*	47,280	993,353

		5,682,738

Airlines — 1.0%
AirTran Holdings, Inc.*(a)	258,617	2,824,098
SkyWest, Inc.	27,700	660,091

		3,484,189

Auto Components — 1.4%
Cooper Tire & Rubber Co.	83,100	2,295,222
Sauer-Danfoss, Inc.	48,000	1,428,480
Superior Industries International, Inc.	59,460	1,293,850

		5,017,552

Automobile Manufacturers — 0.7%
Wabash National Corp.	165,167	2,416,393

Automotive Parts — 1.0%
Commercial Vehicle Group, Inc.*	52,549	978,988
Tenneco Automotive, Inc.*	70,500	2,470,320

		3,449,308

Banks — 0.2%
Sterling Financial Corp.	10,184	294,725
West Coast Bancorp	17,875	543,221

		837,946

Basic Materials – Mining — 0.2%
Olympic Steel, Inc.	22,830	654,308

Building Materials — 0.7%
Comfort Systems USA, Inc.	73,386	1,040,613
Trex Co., Inc.*(a)	3,336	65,486
Universal Forest Products, Inc.	36,900	1,559,394

		2,665,493

Building Products — 2.1%
Gibraltar Industries, Inc.	98,890	2,190,414
Goodman Global, Inc.*(a)	122,070	2,712,395
Patrick Industries, Inc.*	85,700	1,350,632
Simpson Manufacturing Co, Inc.(a)	41,200	1,390,088

		7,643,529

Business Services — 0.4%
eFunds Corp.*	10,920	385,367
Resources Connection, Inc.*(a)	32,833	1,089,399

		1,474,766

Capital Markets — 0.4%
Investors Financial Services Corp.	21,400	1,319,738

Chemicals — 2.2%
Albemarle Corp.	10,197	392,890
H.B. Fuller Co.(a)	43,199	1,291,218
KMG Chemicals, Inc.(a)	26,296	695,003
Minerals Technologies, Inc.	34,562	2,313,926
NuCO2, Inc.*(a)	16,383	420,552

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Chemicals (cont’d.)
Penford Corp.	17,915	$488,900
PolyOne Corp.*	48,066	345,595
UAP Holding Corp.	66,262	1,997,137

		7,945,221

Clothing & Apparel — 0.4%
Gymboree Corp.*	15,658	617,082
K-Swiss, Inc. (Class A Stock)	26,149	740,801

		1,357,883

Commercial Banks — 5.1%
Alabama National Bancorp(a)	25,936	1,603,882
Alliance Bankshares Corp.*	16,629	220,334
Bancorp Bank (The)*	59,717	1,335,272
Capital Corp of the West(a)	40,400	967,984
Cardinal Financial Corp.	53,009	523,199
Cascade Financial Corp.	75,475	1,194,769
Central Pacific Financial Corp.	92,088	3,039,825
City National Corp.	13,000	989,170
Cullen Frost Bankers, Inc.	28,500	1,523,895
First Security Group, Inc.	95,190	1,028,052
FNB Corp.(a)	36,863	617,087
Midwest Banc Holdings, Inc.(a)	95,129	1,379,370
PAB Bankshares, Inc.	17,270	330,721
Tompkins Trustco, Inc.(a)	11,060	413,644
UCBH Holdings, Inc.	99,400	1,816,038
Umpqua Holdings Corp.	59,700	1,403,547

		18,386,789

Commercial Services — 0.5%
MAXIMUS, Inc.(a)	14,158	614,174
On Assignment, Inc.*	19,398	207,947
Providence Service Corp.*(a)	40,402	1,079,541

		1,901,662

Commercial Services & Supplies — 1.5%
Bright Horizons Family Solutions, Inc.*	12,498	486,297
Hewitt Associates, Inc. (Class A Stock)*	16,452	526,464
Labor Ready, Inc.*(a)	69,000	1,594,590
United Stationers, Inc.*(a)	20,800	1,386,112
Watson Wyatt & Co. Holdings	30,000	1,514,400

		5,507,863

Communication Equipment — 2.7%
Bel Fuse, Inc. (Class B Stock)	15,500	527,465
Black Box Corp.	49,609	2,052,820
Digi International, Inc.*	69,450	1,023,693
Dycom Industries, Inc.*	19,000	569,620
Foundry Networks, Inc.*(a)	151,900	2,530,654
Plantronics, Inc.(a)	110,289	2,891,778

		9,596,030

Computer Hardware — 0.8%
Electronics for Imaging, Inc.*(a)	66,354	1,872,510
Intermec, Inc.*(a)	18,110	458,364
MTS Systems Corp.	11,398	509,149

		2,840,023

Computer Services & Software — 2.1%
Avid Technology, Inc.*(a)	22,382	791,204

SEE NOTES TO FINANCIAL STATEMENTS.

A68

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computer Services & Software (cont’d.)
BISYS Group, Inc. (The)*	43,084	$509,684
Commvault Systems, Inc.*	22,351	386,002
Intervoice, Inc.*	53,357	444,464
JDA Software Group, Inc.*	49,652	974,669
MICROS Systems, Inc.*(a)	12,971	705,622
MSC.Software Corp.*(a)	22,534	305,110
Parametric Technology Corp.*(a)	77,919	1,683,829
Progress Software Corp.*	20,242	643,493
Transactions Systems Architects, Inc.*(a)	28,924	973,582

		7,417,659

Computers & Peripherals — 0.2%
Rimage Corp.*	24,600	777,114

Construction — 1.0%
Beazer Homes USA, Inc.(a)	24,113	594,868
Builders FirstSource, Inc.*(a)	16,465	264,428
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	58,259	963,021
Modtech Holdings, Inc.*	49,637	134,020
Ryland Group, Inc.	28,847	1,078,012
Williams Scotsman International, Inc.*(a)	21,038	500,915

		3,535,264

Construction Materials — 0.4%
Florida Rock Industries, Inc.	19,200	1,296,000

Consumer Products & Services — 1.3%
Elizabeth Arden, Inc.*	47,276	1,146,916
Fossil, Inc.*(a)	40,398	1,191,337
Playtex Products, Inc.*	106,219	1,573,103
Prestige Brands Holdings, Inc.*	46,550	604,219

		4,515,575

Containers & Packaging — 0.6%
AptarGroup, Inc.	63,900	2,272,284

Distribution/Wholesale — 1.0%
Owens & Minor, Inc.	54,754	1,913,105
Watsco, Inc.	34,141	1,857,270

		3,770,375

Diversified
Technology Investment Capital Corp.	7,077	111,746

Diversified Consumer Services — 0.5%
Steiner Leisure Ltd.*	34,550	1,697,096

Diversified Financial Services — 0.6%
Portfolio Recovery Associates, Inc.(a)	36,900	2,214,738

Education — 0.1%
DeVry, Inc.	12,849	437,123

Electric Utilities — 0.1%
MGE Energy, Inc.	16,167	528,176

Electrical Equipment — 0.8%
Hubbell, Inc. (Class B Stock)	18,800	1,019,336
Regal-Beloit Corp.	39,000	1,815,060

		2,834,396

Electronic Components — 0.4%
Empire District Electric Co. (The)(a)	8,321	186,141

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronic Components (cont’d.)
GrafTech International Ltd.*	75,418	$1,270,039
ITC Holdings Corp.	4,256	172,921

		1,629,101

Electronic Equipment & Instruments — 0.6%
Tektronix, Inc.	64,400	2,172,856

Electronics — 0.4%
Belden CDT, Inc.	14,117	781,376
Benchmark Electronics, Inc.*	30,766	695,927

		1,477,303

Energy Equipment & Services — 1.5%
Input Output, Inc.*(a)	121,000	1,888,810
National-Oilwell Varco, Inc.*	28,900	3,012,536
Superior Well Services, Inc.*	20,200	513,282

		5,414,628

Engineering/Construction — 0.9%
EMCOR Group, Inc.*(a)	21,500	1,567,350
Perini Corp.*	29,300	1,802,829

		3,370,179

Entertainment & Leisure — 0.6%
Boyd Gaming Corp.	21,848	1,074,703
Isle of Capri Casinos*(a)	13,802	330,696
Macrovision Corp.*(a)	25,581	768,965

		2,174,364

Environmental Services — 0.5%
Waste Connections, Inc.*(a)	54,827	1,657,968

Equipment Services — 0.3%
Aaron Rents, Inc.	35,896	1,048,163

Exchange Traded Funds — 1.9%
iShares Nasdaq Biotechnology Index Fund(a)	23,900	1,867,546
iShares Russell 2000 Value Index Fund(a)	59,099	4,867,394

		6,734,940

Financial – Bank & Trust — 4.1%
Bank of The Ozarks, Inc.	22,688	632,315
Chittenden Corp.(a)	18,501	646,610
Citizens Banking Corp.	17,171	314,229
CoBiz Financial, Inc.	51,087	925,697
Columbia Banking System, Inc.	30,387	888,820
First Financial Bankshare, Inc.(a)	24,614	955,269
Glacier Bancorp, Inc.	66,218	1,347,536
IBERIABANK Corp.	45,303	2,240,233
Irwin Financial Corp.	9,089	136,062
Millennium Bankshares Corp.	38,369	330,741
NewAlliance Bancshares, Inc.(a)	31,637	465,697
Nexity Financial Corp.*	18,030	185,348
Preferred Bank	4,653	186,120
Prosperity Bancshares, Inc.	41,954	1,374,413
Signature Bank*	66,266	2,259,671
Southcoast Financial Corp.*	15,555	322,918
Sterling Bancorp	15,712	251,863
Summit State Bank	11,309	128,583
United Community Banks, Inc.	42,648	1,104,157

		14,696,282

SEE NOTES TO FINANCIAL STATEMENTS.

A69

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial – Brokerage — 0.2%
Compass Diversified Trust(a)	38,093	$679,198

Financial Services — 2.3%
Berkshire Hills Bancorp, Inc.	18,417	580,320
Brookline Bancorp, Inc.	57,846	665,807
Financial Federal Corp.(a)	92,308	2,752,625
First Niagara Financial Group, Inc.(a)	28,979	379,625
Highland Distressed Opportunities, Inc.	49,089	699,518
Knight Capital Group, Inc. (Class A Stock)*	27,378	454,475
PennantPark Investment Corp.	54,585	766,373
PFF Bancorp, Inc.	68,961	1,926,081

		8,224,824

Food & Staples Retailing — 0.2%
Weis Markets, Inc.	20,260	820,733

Food Products — 1.2%
Del Monte Foods Co.	229,600	2,791,936
Nash Finch Co.(a)	12,473	617,413
Smithfield Foods, Inc.*	33,400	1,028,386

		4,437,735

Gas Utilities — 0.3%
New Jersey Resources Corp.	19,700	1,005,094

Healthcare Equipment & Supplies — 0.4%
National Dentex Corp.*	70,280	1,319,156

Healthcare Providers & Services — 1.3%
Apria Healthcare Group, Inc.*(a)	17,800	512,106
Cross Country, Inc.*(a)	77,400	1,291,032
LifePoint Hospitals, Inc.*	47,290	1,829,177
Rehabcare Group, Inc.*	72,400	1,030,976

		4,663,291

Healthcare Services — 0.3%
Amedisys, Inc.*	33,731	1,225,447

Healthcare-Products — 0.4%
American Medical Systems Holdings, Inc.*(a)	78,241	1,411,468

Hotels, Restaurants & Leisure — 0.9%
O’ Charleys, Inc.	107,900	2,175,264
Ruby Tuesday, Inc.	17,100	450,243
Trump Entertainment Resorts, Inc.*(a)	48,600	609,930

		3,235,437

Household Durables — 1.4%
Furniture Brands International, Inc.	131,400	1,865,880
Snap-on, Inc.	27,600	1,394,076
Tupperware Corp.	62,900	1,807,746

		5,067,702

Household Products — 0.4%
Central Garden And Pet Co.*(a)	121,600	1,426,368

Information Technology Services — 0.6%
Medquist, Inc.*	22,370	203,791
Perot Systems Corp. (Class A Stock)*(a)	126,100	2,148,744

		2,352,535

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance — 3.9%
Allied World Assurance Holdings Ltd.	50,210	$2,573,262
American Equity Investment Life Holding Co.	108,535	1,311,103
Aspen Insurance Holdings Ltd. (Bermuda)	30,598	858,886
CNA Financial Corp.*	72,592	1,372,715
Donegal Group, Inc.	22,862	340,644
Midland Co. (The)(a)	19,073	895,287
National Atlantic Holdings Corp.*	23,117	321,095
Navigators Group, Inc.*	17,538	945,298
ProAssurance Corp.*(a)	30,339	1,688,972
Procentury Corp.	48,699	816,195
RLI Corp.	18,928	1,059,021
Security Capital Assurance Ltd.(a)	47,210	1,457,373
StanCorp Financial Group, Inc.	5,508	289,060

		13,928,911

Leisure Equipment & Products — 1.1%
Callaway Gulf Co.	75,500	1,344,655
K2, Inc.*	162,257	2,464,684

		3,809,339

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*(a)	56,500	844,675

Machinery — 4.1%
Albany International Corp. (Class A Stock) (a)	52,300	2,115,012
IDEX Corp.	50,800	1,957,832
Kaydon Corp.	40,800	2,126,496
Kennametal, Inc.	27,200	2,231,216
Mueller Industries, Inc.	79,868	2,750,654
RBC Bearings, Inc.*(a)	36,657	1,512,101
Wabtec Corp.	53,700	1,961,661

		14,654,972

Machinery & Equipment — 0.9%
Actuant Corp. (Class A Stock) (a)	23,755	1,497,990
Applied Industrial Technologies, Inc.	37,603	1,109,288
Franklin Electric Co., Inc.(a)	6,653	313,889
Tennant Co.	14,074	513,701

		3,434,868

Marine — 0.6%
Kirby Corp.*	57,000	2,188,230

Medical Supplies & Equipment — 1.3%
Cardiac Science Corp.*	102,778	1,126,447
Edwards Lifesciences Corp.*	16,735	825,705
PerkinElmer, Inc.	56,297	1,467,100
Symmetry Medical, Inc.*(a)	71,723	1,148,285

		4,567,537

Metals & Mining — 0.5%
Commercial Metals Co.	40,369	1,363,261
Meridian Gold, Inc.*	22,500	620,550

		1,983,811

Multi-Line Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	45,900	1,649,187

SEE NOTES TO FINANCIAL STATEMENTS.

A70

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Multi-Utilities — 0.1%
Vectren Corp.	7,064	$190,234

Oil, Gas & Consumable Fuels — 5.0%
Denbury Resources, Inc.*	75,900	2,846,250
Northwest Natural Gas Co.	35,297	1,630,368
Oil States International*(a)	47,413	1,960,053
Parallel Petroleum Corp.*(a)	64,095	1,403,680
Piedmont Natural Gas Co., Inc.(a)	14,030	345,840
Range Resources Corp.	43,775	1,637,623
South Jersey Industries, Inc.	32,399	1,146,277
Southwest Gas Corp.	23,720	801,973
W-H Energy Services, Inc.*	25,922	1,604,831
Williams Partners LP(a)	45,643	2,203,644
XTO Energy, Inc.	43,000	2,584,300

		18,164,839

Paper & Forest Products — 0.2%
Caraustar Industries, Inc.*(a)	161,846	849,691

Pharmaceuticals — 0.9%
Bentley Pharmaceuticals, Inc.*(a)	120,500	1,462,870
Medarex, Inc.*(a)	114,519	1,636,477

		3,099,347

Real Estate Investment Trust – Apartment — 0.3%
American Campus Communities, Inc.	35,891	1,015,356

Real Estate Investment Trust – Office Industrial — 0.4%
Brandywine Realty Trust	49,894	1,425,971

Real Estate Investment Trust – Other Reit — 1.1%
Acadia Realty Trust	30,712	796,976
Digital Realty Trust, Inc.	23,189	873,762
Omega Healthcare Investors, Inc.(a)	87,700	1,388,291
U-Store-It Trust(a)	59,856	981,040

		4,040,069

Real Estate Investment Trusts — 4.6%
American Land Lease, Inc.	29,600	740,000
Biomed Realty Trust, Inc.	102,097	2,564,676
Cogdell Spencer, Inc.	25,828	531,798
Cousins Properties, Inc.(a)	49,700	1,441,797
Duke Realty Corp.	20,200	720,534
Entertainment Properties Trust	20,556	1,105,502
LaSalle Hotel Properties	40,500	1,758,510
Lexington Corp. Properties Trust(a)	78,375	1,630,200
Liberty Property Trust(a)	18,200	799,526
MFA Mortgage Investments, Inc.(a)	167,442	1,218,978
Mid-America Apartment Communities, Inc.(a)	16,850	884,288
National Retail Properties(a)	56,164	1,227,745
Parkway Properties, Inc.(a)	40,960	1,967,309

		16,590,863

Restaurants — 1.0%
California Pizza Kitchen, Inc.*(a)	32,019	687,768
CEC Entertainment, Inc.*	35,494	1,249,389
Einstein Noah Restaurant Group, Inc.*	30,614	517,070
Rare Hospitality International, Inc.*	42,913	1,148,781

		3,603,008

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Retail & Merchandising — 2.8%
Asbury Automotive Group, Inc.	18,841	$470,083
Big Lots, Inc.*(a)	42,875	1,261,383
Cache, Inc.*(a)	58,053	770,363
Casey’s General Stores, Inc.	149,487	4,075,016
Charming Shoppes, Inc.*	81,377	881,313
Christopher & Banks Corp.	9,796	168,001
Hot Topic, Inc.*(a)	24,499	266,304
Insight Enterprises, Inc.*	40,534	914,852
School Specialty, Inc.*(a)	21,120	748,493
Wet Seal, Inc. (The)*(a)	83,858	503,987

		10,059,795

Semiconductors & Semiconductor Equipment — 5.8%
AMIS Holdings, Inc.*	53,251	666,702
ATMI, Inc.*	25,785	773,550
Brooks Automation, Inc.*(a)	11,140	202,191
Cabot Microelectronics Corp.*(a)	30,100	1,068,249
Cirrus Logic, Inc.*	23,696	198,454
Emulex Corp.*(a)	72,786	1,589,646
Entegris, Inc.*	239,633	2,846,840
Exar Corp.*(a)	122,600	1,642,840
Fairchild Semiconductor International, Inc.*	122,800	2,372,496
Form Factor, Inc.*	12,954	496,138
Intergrated Device Technology, Inc.*	91,647	1,399,450
Kulicke & Soffa Industries, Inc.*(a)	234,100	2,451,027
Omnivision Technologies, Inc.*(a)	72,700	1,316,597
Semtech Corp.*(a)	29,384	509,225
Tessera Technologies, Inc.*	21,607	876,164
Verigy Ltd. (Singapore)*	83,000	2,374,630

		20,784,199

Software — 1.8%
EPIQ Systems, Inc.*(a)	101,250	1,636,200
Lawson Software, Inc.*(a)	350,201	3,463,488
McAfee, Inc.*	39,500	1,390,400

		6,490,088

Specialty Retail — 2.1%
Buckle, Inc. (The)	43,950	1,731,630
Cato Corp. (Class A Stock)	73,570	1,614,126
Deb Shops, Inc.	46,110	1,274,941
Lithia Motors, Inc. (Class A Stock)(a)	54,682	1,385,642
West Marine, Inc.*(a)	126,680	1,743,117

		7,749,456

Telecommunications — 1.5%
Andrew Corp.*(a)	35,561	513,501
Anixter International, Inc.*(a)	17,662	1,328,359
Dobson Communications Corp. (Class A Stock)*(a)	38,490	427,624
Premiere Global Services, Inc.*	45,264	589,337
RCN Corp.*	57,363	1,077,851
Tekelec*(a)	100,982	1,456,160

		5,392,832

Textiles — 0.3%
G & K Services, Inc. (Class A Stock)	27,096	1,070,563

SEE NOTES TO FINANCIAL STATEMENTS.

A71

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 0.5%
Timberland Co. (The) (Class A Stock)*	72,300	$1,821,237

Thrifts & Mortgage Finance — 1.0%
City Bank/Lynnwood WA	24,600	775,146
PMI Group, Inc. (The)	50,900	2,273,703
Triad Guaranty, Inc.*(a)	11,440	456,799

		3,505,648

Transportation — 0.4%
Forward Air Corp.(a)	18,982	647,096
Heartland Express, Inc.	50,463	822,547

		1,469,643

Utilities — 1.8%
CH Energy Group, Inc.	4,533	203,849
Cleco Corp.	44,655	1,094,047
El Paso Electric Co.*(a)	131,047	3,218,514
Sierra Pacific Resources*	30,652	538,249
Unisource Energy Corp.	9,321	306,568
Westar Energy, Inc.(a)	44,042	1,069,340

		6,430,567

TOTAL LONG-TERM INVESTMENTS (cost $302,149,896)		351,604,775

SHORT-TERM INVESTMENT — 28.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $103,397,295; includes $99,520,403 of cash collateral for securities on loan)(b)(w) (Note 4)	103,397,295	103,397,295

TOTAL INVESTMENTS — 126.5% (cost $405,547,191; Note 6)		455,002,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.5)%		(95,209,490)

NET ASSETS — 100.0%		$359,792,580

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $94,852,251; cash collateral of $99,520,403 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investments Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund	28.8%
Semiconductors & Semiconductor Equipment	5.8
Commercial Banks	5.1
Oil, Gas & Consumable Fuels	5.0
Real Estate Investment Trusts	4.6
Financial – Bank & Trust	4.1
Machinery	4.1
Insurance	3.9
Retail & Merchandising	2.8
Communication Equipment	2.7
Financial Services	2.3
Chemicals	2.2
Specialty Retail	2.1
Building Products	2.1
Computer Services & Software	2.1
Exchange Traded Funds	1.9
Software	1.8
Utilities	1.8
Aerospace & Defense	1.6
Commercial Services & Supplies	1.5
Energy Equipment & Services	1.5
Telecommunications	1.5
Household Durables	1.4
Auto Components	1.4
Healthcare Providers & Services	1.3
Medical Supplies & Equipment	1.3
Consumer Products & Services	1.3
Food Products	1.2
Real Estate Investment Trust – Other REIT	1.1
Leisure Equipment & Products	1.1
Distribution/Wholesale	1.0
Restaurants	1.0
Construction	1.0
Thrifts & Mortgage Finance	1.0
Airlines	1.0
Automotive Parts	1.0
Machinery & Equipment	0.9
Engineering/Construction	0.9
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.9
Computer Hardware	0.8
Electrical Equipment	0.8
Building Materials	0.7
Automobile Manufacturers	0.7
Information Technology Services	0.6
Containers & Packaging	0.6
Diversified Financial Services	0.6
Marine	0.6
Entertainment & Leisure	0.6
Electronic Equipment & Instruments	0.6
Metals & Mining	0.5
Commercial Services	0.5
Textiles, Apparel & Luxury Goods	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A72

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (Continued)
Diversified Consumer Services	0.5%
Environmental Services	0.5
Multi-Line Retail	0.5
Electronic Components	0.4
Electronics	0.4
Business Services	0.4
Transportation	0.4
Household Products	0.4
Real Estate Investment Trust – Office Industrial	0.4
Healthcare-Products	0.4
Clothing & Apparel	0.4
Capital Markets	0.4
Healthcare Equipment & Supplies	0.4
Construction Materials	0.4
Healthcare Services	0.3
Textiles	0.3
Equipment Services	0.3
Real Estate Investment Trust – Apartment	0.3
Gas Utilities	0.3
Aerospace	0.3
Paper & Forest Products	0.2
Life Science Tools & Services	0.2
Banks	0.2
Food & Staples Retailing	0.2
Computers & Peripherals	0.2
Financial – Brokerage	0.2
Basic Materials – Mining	0.2
Electric Utilities	0.1
Education	0.1
Multi-Utilities	0.1

126.5
Liabilities in excess of other assets	(26.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A73

SP SMALL CAP VALUE PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $94,852,251:
Unaffiliated investments (cost $302,149,896)	$351,604,775
Affiliated investments (cost $103,397,295)	103,397,295
Receivable for investments sold	10,587,014
Dividends and interest receivable	451,255
Receivable for Series shares sold	6,620
Prepaid expenses	3,241

Total Assets	466,050,200

LIABILITIES
Collateral for securities on loan	99,520,403
Payable to custodian	2,858,838
Payable for Series shares repurchased	2,080,983
Payable for investments purchased	1,494,632
Management fee payable	280,496
Accrued expenses and other liabilities	19,371
Deferred trustees’ fees	2,203
Transfer agent fees payable	694

Total Liabilities	106,257,620

NET ASSETS	$359,792,580

Net assets were comprised of:
Paid-in capital	$271,420,412
Retained earnings	88,372,168

Net assets, June 30, 2007	$359,792,580

Net asset value and redemption price per share, $359,792,580 / 24,395,476 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$14.75

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$2,764,198
Affiliated dividend income	389,162
Affiliated income from securities lending, net	198,326

3,351,686

EXPENSES
Management fee	1,672,155
Custodian’s fees and expenses	53,000
Shareholders’ reports	16,000
Audit fee	9,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	7,916

Total expenses	1,775,571

NET INVESTMENT INCOME	1,576,115

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	15,992,567
Net change in unrealized appreciation on investments	10,561,338

NET GAIN ON INVESTMENTS	26,553,905

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,130,020

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,576,115	$2,529,284
Net realized gain on investment transactions	15,992,567	19,857,258
Net change in unrealized appreciation (depreciation) on investments	10,561,338	25,400,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,130,020	47,787,443

DISTRIBUTIONS	—	(59,307,355)

SERIES SHARE TRANSACTIONS:
Series shares sold [727,045 and 2,729,338 shares, respectively]	10,264,849	36,435,016
Series shares issued in reinvestment of distributions [0 and 4,622,553 shares, respectively]	—	59,307,355
Series shares repurchased [3,295,572 and 4,967,085 shares, respectively]	(47,584,720)	(65,944,369)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(37,319,871)	29,798,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,189,851)	18,278,090
NET ASSETS:
Beginning of period	368,982,431	350,704,341

End of period	$359,792,580	$368,982,431

SEE NOTES TO FINANCIAL STATEMENTS.

A74

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 9.2%
Boeing Co. (The)	34,600	$3,327,136
Honeywell International, Inc.	13,500	759,780
United Technologies Corp.	27,900	1,978,947

		6,065,863

Beverages — 2.8%
PepsiCo, Inc.	28,600	1,854,710

Biotechnology — 5.8%
Genentech, Inc.*	11,100	839,826
Gilead Sciences, Inc.*	77,600	3,008,552

		3,848,378

Capital Markets — 8.0%
Franklin Resources, Inc.	7,300	967,031
Goldman Sachs Group, Inc.	12,750	2,763,563
UBS AG	25,200	1,512,252

		5,242,846

Communication Equipment — 3.9%
QUALCOMM, Inc.	58,800	2,551,332

Computers & Peripherals — 8.8%
Apple, Inc.*	33,800	4,124,952
Hewlett-Packard Co.	24,900	1,111,038
Sun Microsystems, Inc.*	109,100	573,866

		5,809,856

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	13,300	644,385

Farming & Agriculture — 3.0%
Monsanto Co.	29,200	1,972,168

Financial – Bank & Trust — 0.7%
Blackstone Group LP (The)*	15,600	456,612

Financial Services — 4.1%
Chicago Mercantile Exchange Holdings, Inc.	2,120	1,132,843
Credit Suisse Group, ADR (Switzerland)	9,200	652,832
Legg Mason, Inc.	9,100	895,258

		2,680,933

Healthcare Services — 1.7%
WellPoint, Inc.*	14,400	1,149,552

Hotels & Motels — 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	13,900	932,273

Household Products — 1.4%
Colgate-Palmolive Co.	14,500	940,325

Insurance — 3.0%
American International Group, Inc.	28,400	1,988,852

Internet Software & Services — 7.2%
Google, Inc. (Class A Stock) *	9,010	4,715,654

Media — 5.7%
Comcast Corp. (Special Class A Stock) *	47,200	1,319,712
News Corp. (Class A Stock)	28,500	604,485
Walt Disney Co. (The)	54,400	1,857,216

		3,781,413

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-Line Retail — 0.9%
Target Corp.	8,900	$566,040

Oil, Gas & Consumable Fuels — 2.2%
Schlumberger Ltd. (Netherlands)	16,800	1,426,992

Pharmaceuticals — 10.2%
Abbott Laboratories	14,600	781,830
Alcon, Inc. (Switzerland)	5,500	742,005
Elan Corp. PLC, ADR (Ireland)*	62,000	1,359,660
Merck & Co., Inc.	8,700	433,260
Roche Holdings Ltd., ADR (Switzerland)	19,500	1,729,480
Schering-Plough Corp.	55,500	1,689,420

		6,735,655

Retail & Merchandising — 1.1%
Kohl’s Corp.*	9,800	696,094

Semiconductors & Semiconductor Equipment — 7.2%
Broadcom Corp. (Class A Stock) *	23,200	678,600
Intel Corp.	79,200	1,881,792
Marvell Technology Group Ltd.*	92,200	1,678,962
NVIDIA Corp.*	11,700	483,327

		4,722,681

Software — 3.3%
Adobe Systems, Inc.*	54,200	2,176,130

Telecommunications — 5.3%
Cisco Systems, Inc.*	124,500	3,467,325

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.*	27,600	1,307,964

TOTAL LONG-TERM INVESTMENTS (cost $55,189,603)		65,734,033

SHORT-TERM INVESTMENT — 1.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $1,093,486)(w)	1,093,486	1,093,486

TOTAL INVESTMENTS — 101.6% (cost $56,283,089)		66,827,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,028,928)

NET ASSETS — 100.0%		$65,798,591

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investments Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Pharmaceuticals	10.2%
Aerospace & Defense	9.2
Computers & Peripherals	8.8
Capital Markets	8.0
Semiconductors & Semiconductor Equipment	7.2
Internet Software & Services	7.2
Biotechnology	5.8
Media	5.7
Telecommunications	5.3
Financial Services	4.1
Communication Equipment	3.9
Software	3.3
Insurance	3.0
Farming & Agriculture	3.0
Beverages	2.8
Oil, Gas & Consumable Fuels	2.2
Textiles, Apparel & Luxury Goods	2.0
Healthcare Services	1.7
Affiliated Money Market Mutual Fund	1.7
Household Products	1.4
Hotels & Motels	1.4
Retail & Merchandising	1.1
Diversified Financial Services	1.0
Multi-Line Retail	0.9
Financial – Bank & Trust	0.7

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $55,189,603)	$65,734,033
Affiliated investments (cost $1,093,486)	1,093,486
Cash	45,849
Receivable for investments sold	1,016,109
Dividends receivable	15,517
Receivable for Series shares sold	701
Prepaid expenses	574

Total Assets	67,906,269

LIABILITIES
Payable for investments purchased	1,947,235
Accrued expenses and other liabilities	65,553
Management fee payable	49,284
Payable for Series shares repurchased	33,320
Distribution fee payable	6,051
Administration fee payable	3,631
Deferred trustees’ fees	2,010
Transfer agent fee payable	594

Total Liabilities	2,107,678

NET ASSETS	$65,798,591

Net assets were comprised of:
Paid-in capital	$53,548,416
Retained earnings	12,250,175

Net assets, June 30, 2007	$65,798,591

Class I:
Net asset value and redemption price per share, $36,712,928 / 4,684,068 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.84

Class II:
Net asset value and redemption price per share, $29,085,663 / 3,816,590 outstanding shares of beneficial interest (authorized 60,000,000 shares)	$7.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $8,690 foreign withholding tax)	$228,132
Affiliated dividend income	17,813

245,945

EXPENSES
Management fee	303,262
Distribution fee—Class II	37,467
Administration fee—Class II	22,480
Custodian’s fees and expenses	28,000
Shareholders’ reports	17,000
Audit fee	8,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Insurance expenses	1,000
Miscellaneous	5,065

Total expenses	432,274

NET INVESTMENT LOSS	(186,329)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	1,550,600
Net change in unrealized appreciation (depreciation) on investments	1,650,074

NET GAIN ON INVESTMENTS	3,200,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,014,345

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(186,329)	$(493,878)
Net realized gain on investment transactions	1,550,600	3,061,018
Net change in unrealized appreciation (depreciation) on investments	1,650,074	(3,803,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,014,345	(1,236,206)

DISTRIBUTIONS:
Class I	—	(2,547,235)
Class II	—	(2,776,508)

TOTAL DISTRIBUTIONS	—	(5,323,743)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold [241,819 and 1,511,971 shares, respectively]	1,841,928	11,414,376
Series shares issued in reinvestment of distributions [0 and 712,648 shares, respectively]	—	5,323,743
Series shares repurchased [1,200,556 and 2,920,808 shares, respectively]	(9,073,533)	(21,216,354)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,231,605)	(4,478,235)

TOTAL DECREASE IN NET ASSETS	(4,217,260)	(11,038,184)
NET ASSETS:
Beginning of period	70,015,851	81,054,035

End of period	$65,798,591	$70,015,851

SEE NOTES TO FINANCIAL STATEMENTS.

A77

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 1.9%
Lamar Advertising Co.	24,600	$1,543,896

Airlines — 1.7%
Southwest Airlines Co.	88,800	1,324,008

Biotechnology Healthcare — 1.3%
Celgene Corp.*	17,600	1,009,008

Commercial Services & Supplies — 0.9%
Monster Worldwide, Inc.*	17,400	715,140

Communication Equipment — 1.2%
QUALCOMM, Inc.	21,600	937,224

Computer Hardware — 1.5%
Apple Computer, Inc.*	9,700	1,183,788

Computer Services & Software — 8.7%
Autodesk, Inc.*	24,000	1,129,920
Automatic Data Processing, Inc.	23,200	1,124,504
Electronic Arts, Inc.*	16,800	794,976
Microsoft Corp.	103,800	3,058,986
NAVTEQ Corp.*	4,700	198,998
Red Hat, Inc.*	30,100	670,628

		6,978,012

Consumer Products & Services — 2.0%
Accenture Ltd. (Class A Stock)	36,300	1,556,907

Diversified Financial Services — 2.9%
E*trade Financial Corp.*	35,200	777,568
Morgan Stanley	18,100	1,518,228

		2,295,796

Drugs & Medicine — 7.3%
Genentech, Inc.*	17,300	1,308,918
Gilead Sciences, Inc.*	54,800	2,124,596
St. Jude Medical, Inc.*	15,700	651,393
WellPoint, Inc.*	21,700	1,732,311

		5,817,218

Electronic Components — 1.8%
Harman International Industries, Inc.	12,500	1,460,000

Engineering/Construction — 0.6%
Foster Wheeler Ltd.*	4,100	438,659

Farming & Agriculture — 0.9%
Monsanto Co.	10,500	709,170

Financial – Bank & Trust — 2.9%
State Street Corp.	34,200	2,339,280

Financial Services — 2.3%
Franklin Resources, Inc.	10,700	1,417,429
Interactive Brokers Group, Inc.*	16,100	436,793

		1,854,222

Hotels & Motels — 1.0%
MGM Mirage*	9,200	758,816

Hotels, Restaurants & Leisure — 2.6%
International Game Technology	29,800	1,183,060
Marriott International, Inc. (Class A Stock)	20,600	890,744

		2,073,804

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Industrial Conglomerates — 0.5%
McDermott International, Inc.*	5,200	$432,224

Internet Services — 8.2%
Amazon.com, Inc.*	32,500	2,223,325
eBay, Inc.*	34,700	1,116,646
Google, Inc. (Class A Stock)*	4,700	2,459,886
Yahoo!, Inc.*	26,300	713,519

		6,513,376

Manufacturing — 2.6%
Danaher Corp.	27,500	2,076,250

Medical Supplies & Equipment — 1.9%
Medtronic, Inc.	29,100	1,509,126

Oil, Gas & Consumable Fuels — 1.7%
Schlumberger Ltd.	16,400	1,393,016

Pharmaceuticals — 3.1%
Cephalon, Inc.*	7,100	570,769
Schering-Plough Corp.	29,100	885,804
Wyeth	18,000	1,032,120

		2,488,693

Retail & Merchandising — 8.8%
Bed Bath & Beyond, Inc.*	22,500	809,775
CVS Corp.	46,078	1,679,543
Kohl’s Corp.*	22,700	1,612,381
Target Corp.	28,700	1,825,320
Walgreen Co.	25,000	1,088,500

		7,015,519

Semiconductors — 10.4%
Analog Devices, Inc.	38,600	1,452,904
Applied Materials, Inc.	59,100	1,174,317
Broadcom Corp. (Class A Stock)*	37,200	1,088,100
Intel Corp.	49,800	1,183,248
Marvell Technology Group Ltd. (Bermuda)*	97,200	1,770,012
Xilinx, Inc.	61,600	1,649,032

		8,317,613

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV (Netherlands)*	31,600	867,420

Software — 1.2%
Adobe Systems, Inc.*	24,400	979,660

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	23,300	715,077

Telecommunication Services — 1.1%
Crown Castle International Corp.*	25,000	906,750

Telecommunications — 9.6%
American Tower Corp. (Class A Stock)*	84,800	3,561,600
Cisco Systems, Inc.*	33,600	935,760
Juniper Networks, Inc.*	93,000	2,340,810
MetroPCS Communications, Inc.*	24,700	816,088

		7,654,258

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.*	17,100	810,369

SEE NOTES TO FINANCIAL STATEMENTS.

A78

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Transportation — 1.2%
Expeditors International Washington, Inc.	23,000	$949,900

Utilities — 4.2%
General Electric Co.	87,700	3,357,156

TOTAL LONG-TERM INVESTMENTS (cost $66,468,597)		78,981,355

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $405,667) (Note 4)(w)	405,667	405,667

TOTAL INVESTMENTS — 99.5% (cost $66,874,264)		79,387,022
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		400,337

NET ASSETS — 100.0%		$79,787,359

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investments Fund-Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Semiconductors	10.4%
Telecommunications	9.6
Retail & Merchandising	8.8
Computer Services & Software	8.7
Internet Services	8.2
Drugs & Medicine	7.3
Utilities	4.2
Pharmaceuticals	3.1
Financial – Bank & Trust	2.9
Diversified Financial Services	2.9
Manufacturing	2.6
Hotels, Restaurants & Leisure	2.6
Financial Services	2.3
Consumer Products & Services	2.0
Advertising	1.9
Medical Supplies & Equipment	1.9
Electronic Components	1.8
Oil, Gas & Consumable Fuels	1.7
Airlines	1.7
Computer Hardware	1.5
Biotechnology Healthcare	1.3
Software	1.2
Transportation	1.2
Communication Equipment	1.2
Telecommunication Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Textiles, Apparel & Luxury Goods	1.0
Hotels & Motels	1.0
Commercial Services & Supplies	0.9
Specialty Retail	0.9
Farming & Agriculture	0.9
Engineering/Construction	0.6
Industrial Conglomerates	0.5
Affiliated Money Market Mutual Fund	0.5

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $66,468,597)	$78,981,355
Affiliated investments (cost $405,667)	405,667
Cash	316,459
Receivable for investments sold	471,180
Dividends receivable	49,280
Receivable for Series shares sold	2,344
Prepaid expenses	568

Total Assets	80,226,853

LIABILITIES
Payable for investments purchased	256,108
Accrued expenses and other liabilities	100,260
Management fee payable	62,836
Payable for Series shares repurchased	17,552
Deferred trustees’ fees	2,171
Transfer agent fees payable	567

Total Liabilities	439,494

NET ASSETS	$79,787,359

Net assets were comprised of:
Paid-in capital	$65,443,648
Retained earnings	14,343,711

Net assets, June 30, 2007	$79,787,359

Net asset value and redemption price per share, $79,787,359 / 10,336,978 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$344,565
Affiliated dividend income	25,988

370,553

EXPENSES
Management fee	351,326
Custodian’s fees and expenses	30,000
Shareholders’ reports	20,000
Audit fee	8,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	5,260

Total expenses	427,786
Less: advisory fee waivers and expense reimbursements	(14,043)

Net expenses	413,743

NET INVESTMENT LOSS	(43,190)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	2,440,642
Net change in unrealized appreciation (depreciation) on investments	3,386,820

NET GAIN ON INVESTMENTS	5,827,462

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,784,272

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(43,190)	$184,755
Net realized gain (loss) on investment transactions	2,440,642	(355,223)
Net change in unrealized appreciation (depreciation) on investments	3,386,820	4,393,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,784,272	4,222,602

DISTRIBUTIONS	—	(9,241,598)

SERIES SHARE TRANSACTIONS:
Series shares sold [399,456 and 1,945,894 shares, respectively]	2,933,851	13,642,113
Series shares issued in reinvestment of distributions [0 and 1,335,491 shares, respectively]	—	9,241,598
Series shares repurchased [896,844 and 2,021,217 shares, respectively]	(6,638,875)	(13,936,631)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(3,705,024)	8,947,080

TOTAL INCREASE IN NET ASSETS	2,079,248	3,928,084
NET ASSETS:
Beginning of period	77,708,111	73,780,027

End of period	$79,787,359	$77,708,111

SEE NOTES TO FINANCIAL STATEMENTS.

A80

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), was a Maryland corporation, organized on November 15, 1982, and continues to be a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to seventeen Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP AIM Core Equity Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Growth Asset Allocation Portfolio, SP International Growth Portfolio, SP International Value Portfolio, SP Large Cap Value Portfolio, SP Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small Cap Growth Portfolio, SP Small Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio, and SP T. Rowe Price Large Cap Growth Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP AIM Core Equity Portfolio:    Growth of capital with a secondary objective of current income by investing primarily in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings and dividends.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund and Advanced Series Trust Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

SP International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Large Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with large market capitalization (those with market capitalizations similar to companies in the Standard & Poor’s 500 Composite Index or the Russell 100 Index).

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

B1

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP Small Cap Growth Portfolio:    Long-term capital growth by investing mostly in small-capitalization companies which are included in the Russell 2000 Growth Index at the time of purchase, or if not with market capitalizations under $2.5 billion.

SP Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

SP T. Rowe Price Large Cap Growth Portfolio:    Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in stocks of companies considered to have large capitalizations.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using

B2

fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, SP Aim Core Equity, SP Davis Value, SP International Growth and SP International Value Portfolios held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Certain restricted securities were deemed liquid by procedures adopted by the Board of Trustees.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in

B3

assets and liabilities in the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Loan Participations:    The SP PIMCO High Yield Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan Participation.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated

B4

benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as either the protection buyer or seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held:    Certain Portfolios may invest in inverse floating rate securities (“inverse floaters”) which pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is generally more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and account for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Securities Lending:     Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio

B5

also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios make distributions, if any, quarterly. Distributions are recorded on the ex-date.

The tax character of any distributions will be reported to shareholders separately and may differ from their character under U.S. generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), AIM Capital Management, Inc. (“AIM”), AllianceBernstein LP (“AllianceBernstein”), Davis Selected Advisers, LP (“Davis”), Dreman Value Management LLC (“Dreman”), Calamos Investments (“Calamos”), Hotchkis and Wiley Capital Management LLC (“Hotchkis and Wiley”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), LSV Asset Management (“LSV”), Marsico (“Marsico”), Neuberger Berman Management, Inc. (“Neuberger Berman”), T. Rowe Price Associates, Inc. (“T. Rowe”), William Blair & Company LLC (“William Blair”), Eagle Asset Management (“Eagle”), Pacific Investment Management Company LLC (“PIMCO”), Thornberg (“Thornberg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund,

B6

occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%	0.05%
SP AIM Core Equity Portfolio	0.85	0.65
SP Balanced Asset Allocation Portfolio	0.05	0.05
SP Conservative Asset Allocation Portfolio	0.05	0.05
SP Davis Value Portfolio	0.75	0.75
SP Growth Asset Allocation Portfolio	0.05	0.05
SP International Growth Portfolio	0.85	0.85
SP International Value Portfolio	0.90	0.90
SP Large Cap Value Portfolio	0.80	0.80
SP Mid-Cap Growth Portfolio	0.80	0.80
SP PIMCO High Yield Portfolio	0.60	0.60
SP PIMCO Total Return Portfolio	0.60	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Growth Portfolio	0.95	0.95
SP Small Cap Value Portfolio	0.90	0.90
SP Strategic Partners Focused Growth Portfolio	0.90	0.90
SP T. Rowe Price Large Cap Growth Portfolio	0.90	0.86

At June 30, 2007 the Subadvisers that provide investment advisory services to the Portfolios are as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP AIM Core Equity Portfolio	AIM
SP Davis Value Portfolio	Davis
SP International Growth Portfolio	William Blair, Marsico
SP International Value Portfolio	LSV, Thornberg
SP Large Cap Value Portfolio	Hotchkis and Wiley, J.P. Morgan, Dreman
SP Mid-Cap Growth Portfolio	Calamos
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Growth Portfolio	Neuberger Berman, Eagle
SP Small Cap Value Portfolio	GSAM, ClearBridge
SP Strategic Partners Focused Growth Portfolio	AllianceBernstein, Jennison
SP T. Rowe Price Large Cap Growth Portfolio	T. Rowe

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to waive management fees and/or reimburse expenses of each Portfolio (other than the SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation

B7

and SP Growth Asset Allocation Portfolios) for the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit		Class II Expense limit
SP AIM Core Equity Portfolio	1.00%		N/A
SP International Growth Portfolio	1.24		1.64%
SP International Value Portfolio	1.00	*	N/A
SP Large Cap Value Portfolio	0.90	*	N/A
SP Mid-Cap Growth Portfolio	1.00		N/A
SP PIMCO High Yield Portfolio	0.82	*	N/A
SP PIMCO Total Return Portfolio	0.76	*	N/A
SP Prudential U.S. Emerging Growth Portfolio	0.90	*	1.30
SP Small Cap Growth Portfolio	1.15	*	N/A
SP Small Cap Value Portfolio	1.05		N/A
SP Strategic Partners Focused Growth Portfolio	1.25		1.65
SP T. Rowe Price Large Cap Growth Portfolio	1.06	*	N/A

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

* Effective July 1, 2007, the expense limitation was removed.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent’s. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2007, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP Davis Portfolio	$6,408
SP International Growth Portfolio	4,251
SP Large Cap Value Portfolio	29,247
SP Mid Cap Growth Portfolio	30,464
SP Small Cap Growth Portfolio	42,556
SP Small Cap Value Portfolio	85,872
SP Prudential U.S. Emerging Growth Portfolio .	17,802

For the six months ended June 30, 2007, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, Wachovia Securities, LLC and First Clearing, LLC, affiliates of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia	First Union
SP Large Cap Value Portfolio	$8,807	$1,962	$150
SP Prudential U.S. Emerging Growth Portfolio	28	—	—
SP Small Cap Growth Portfolio	—	1,234	527
SP Small Cap Value Portfolio	1,213	—	—

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI, and both of which are portfolios of Dryden Core Investment Fund.

B8

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2007 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$7,114,007
SP AIM Core Equity Portfolio	11,465,693
SP Balanced Asset Allocation Portfolio	71,961,656
SP Conservative Asset Allocation Portfolio	43,278,080
SP Davis Value Portfolio	13,368,376
SP Growth Asset Allocation Portfolio	114,825,000
SP International Growth Portfolio	209,309,459
SP International Value Portfolio	147,667,000
SP Large Cap Value Portfolio	300,134,181
SP Mid-Cap Growth Portfolio	53,949,012
SP PIMCO High Yield Portfolio	60,598,929
SP PIMCO Total Return Portfolio	599,607,193
SP Prudential U.S. Emerging Growth Portfolio	49,646,929
SP Small Cap Growth Portfolio	49,764,686
SP Small Cap Value Portfolio	70,878,699
SP Strategic Partners Focused Growth Portfolio	39,956,535
SP T. Rowe Price Large Cap Growth Portfolio	22,597,164

Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$13,625,000
SP AIM Core Equity Portfolio	13,635,461
SP Balanced Asset Allocation Portfolio	138,650,000
SP Conservative Asset Allocation Portfolio	68,884,000
SP Davis Value Portfolio	27,918,020
SP Growth Asset Allocation Portfolio	114,825,000
SP International Growth Portfolio	222,361,965
SP International Value Portfolio	152,726,776
SP Large Cap Value Portfolio	336,691,249
SP Mid-Cap Growth Portfolio	65,536,721
SP PIMCO High Yield Portfolio	92,038,925
SP PIMCO Total Return Portfolio	221,723,027
SP Prudential U.S. Emerging Growth Portfolio	60,531,844
SP Small Cap Growth Portfolio	31,021,052
SP Small Cap Value Portfolio	92,768,803
SP Strategic Partners Focused Growth Portfolio	46,956,535
SP T. Rowe Price Large Cap Growth Portfolio	25,402,703

B9

The SP PIMCO High Yield and SP PIMCO Total Return Portfolios’ written options activity for the six months ended June 30, 2007 were as follows:

	SP PIMCO High Yield Bond		SP PIMCO Total Return Bond
	Number of Contracts/ Swap Notional Amount $(000)	Premium	Number of Contracts/ Swap Notional Amount $(000)	Premium
Balance at beginning of period	3,400	$11,577	175,200	$2,044,259
Written swap options	—	—	121,800	1,189,080
Expired options	(3,400)	(11,577)	—	—
Expired Swap options	—	—	(20,600)	(350,875)
Exercised options	—	—	—	—
Closed swap options	—	—	(70,600)	(578,920)

Balance at end of period	—	$—	205,800	$2,303,544

Note 6:	Tax Information

Effective January 2, 2006, all portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnerships is generally classified as return of capital nontaxable distributions. Every year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Prior to being structured as partnerships for tax purposes, such determinations may have resulted in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. See Note 10 below regarding “Change in Federal Income Tax Status and Related Reorganization”.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2007, the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP International Growth Portfolios have Class II shares outstanding.

B10

Transactions in shares of beneficial interest of the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP International Growth Portfolios were as follows:

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	1,022,867	$8,540,060
Series shares repurchased	(2,591,407)	(21,823,927)

Net decrease in shares outstanding	(1,568,540)	$(13,283,867)

Year ended December 31, 2006:
Series shares sold	3,604,315	$28,455,379
Series shares issued in reinvestment of distributions	1,974,138	15,437,758
Series shares repurchased	(4,964,683)	(38,298,965)

Net increase in shares outstanding	613,770	$5,594,172

Class II
Six months ended June 30, 2007:
Series shares sold	10	$79
Series shares repurchased	(422)	(3,465)

Net decrease in shares outstanding	(412)	$(3,386)

Year ended December 31, 2006:
Series shares issued in reinvestment of distributions	4,052	$30,998
Series shares repurchased	(11,485)	(87,675)

Net decrease in shares outstanding	(7,433)	$(56,677)

SP Strategic Partners Focused Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	157,581	$1,209,688
Series shares repurchased	(639,151)	(4,889,109)

Net decrease in shares outstanding	(481,570)	$(3,679,421)

Year ended December 31, 2006:
Series shares sold	1,132,903	$8,574,353
Series shares issued in reinvestment of distributions	336,936	2,547,235
Series shares repurchased	(1,051,192)	(7,751,637)

Net increase in shares outstanding	418,647	$3,369,951

Class II
Six months ended June 30, 2007:
Series shares sold	84,238	$632,240
Series shares repurchased	(561,405)	(4,184,424)

Net decrease in shares outstanding	(477,167)	$(3,552,184)

Year ended December 31, 2006:
Series shares sold	379,068	$2,840,023
Series shares issued in reinvestment of distributions	375,712	2,776,508
Series shares repurchased	(1,869,616)	(13,464,717)

Net decrease in shares outstanding	(1,114,836)	$(7,848,186)

B11

SP International Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	4,988,798	$42,385,745
Series shares repurchased	(5,092,450)	(43,714,485)

Net decrease in shares outstanding	(103,652)	$(1,328,740)

Year ended December 31, 2006:
Series shares sold	11,447,164	$86,938,831
Series shares issued in reinvestment of distributions	6,137,410	45,416,833
Series shares repurchased	(22,713,601)	(171,563,955)

Net decrease in shares outstanding	(5,129,027)	$(39,208,291)

Class II
Six months ended June 30, 2007:
Series shares sold	64,439	$547,249
Series shares repurchased	(327,515)	(2,766,312)

Net decrease in shares outstanding	(263,076)	$(2,219,063)

Year ended December 31, 2006:
Series shares sold	433,942	$3,274,484
Series shares issued in reinvestment of distributions	314,818	2,301,316
Series shares repurchased	(931,607)	(6,930,628)

Net decrease in shares outstanding	(182,847)	$(1,354,828)

Note 8:	Borrowings

The Series Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six month ended June 30, 2007. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
SP Large Cap Value	$1,916,667	9	5.72%
SP International Value	2,033,191	32	5.70

Note 9:	Ownership and Affiliates

As of June 30, 2007, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses

B12

and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

Note 11:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B13

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.41		$9.50	$8.98	$7.83	$5.90	$7.58

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	.10	.18	.02	.01	— (b)
Net realized and unrealized gain (loss) on investments	.77		1.22	.71	1.13	1.92	(1.68)

Total from investment operations	.77		1.32	.89	1.15	1.93	(1.68)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.02)	— (b)	— (b)	—
Distributions from net realized gains	—		—	(.35)	—	—	—
Distributions	—		(.41)	—	—	—	—

Total dividends and distributions	—		(.41)	(.37)	—	—	—

Net Asset Value, end of period	$11.18		$10.41	$9.50	$8.98	$7.83	$5.90

Total Investment Return(a)	7.40%		14.27%	10.48%	14.76%	32.77%	(22.16)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$209.8		$201.6	$188.2	$136.9	$60.6	$15.1
Ratios to average net assets(e):
Expenses	.09	%(c)	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	(.06	)%(c)	1.00%	2.29%	.27%	.16%	.06%
Portfolio turnover rate	3	%(d)	28%	26%	60%	22%	26%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Less than $.005 per share.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP AIM Core Equity Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006		2005		2004		2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.28		$7.62		$7.36		$6.80		$5.52		$6.51

Income (Loss) From Investment Operations:
Net investment income	.06		.09		.07		.08		.04		.02
Net realized and unrealized gain (loss) on investments	.67		1.08		.27		.51		1.26		(1.01)

Total from investment operations	.73		1.17		.34		.59		1.30		(.99)

Less Dividends and Distributions:
Dividends from net investment income	—		—		(.08)		(.03)		(.02)		—
Distributions	—		(.51)		—		—		—		—

Total dividends and distributions	—		(.51)		(.08)		(.03)		(.02)		—

Net Asset Value, end of period	$9.01		$8.28		$7.62		$7.36		$6.80		$5.52

Total Investment Return(a)	8.82%		16.05%		4.63%		8.79%		23.69%		(15.21)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.0		$37.9		$34.2		$31.8		$22.8		$13.9
Ratios to average net assets:
Expenses	1.00	%(b)(c)	1.02	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Net investment income (loss)	1.39	%(b)(c)	1.20	%(b)	.98	%(b)	1.27	%(b)	.70	%(b)	.45	%(b)
Portfolio turnover rate	34	%(d)	38%		69%		68%		37%		116%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income (loss) ratios would have been 1.20% and 1.19%, respectively, for the six months ended June 30, 2007, 1.29% and .93%, respectively, for year ended December 31, 2006, 1.28% and .70%, respectively, for the year ended December 31, 2005, 1.48% and .79%, respectively, for the year ended December 31, 2004, 1.72% and (.02)%, respectively, for the year ended December 31, 2003, and 1.79% and (.34)%, respectively, for the year ended December 31, 2002.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.59		$10.92	$10.63	$9.66	$7.96	$9.02

Income (Loss) From Investment Operations:
Net investment income	.09		.25	.27	.09	.09	.11
Net realized and unrealized gain (loss) on investments	.49		.89	.49	.97	1.71	(1.16)

Total from investment operations	.58		1.14	.76	1.06	1.80	(1.05)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.10)	(.08)	(.10)	—
Distributions from net realized gains	—		—	(.37)	(.01)	—	(.01)
Distributions	—		(.47)	—	—	—	—

Total dividends and distributions	—		(.47)	(.47)	(.09)	(.10)	(.01)

Net Asset Value, end of period	$12.17		$11.59	$10.92	$10.63	$9.66	$7.96

Total Investment Return(a)	5.00%		10.69%	7.60%	11.09%	22.87%	(11.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,399.3		$1,406.3	$1,372.0	$837.0	$449.8	$147.3
Ratios to average net assets(d):
Expenses	.06	%(b)	.05%	.05%	.05%	.05%	.05%
Net investment income	1.31	%(b)	2.23%	3.40%	1.37%	1.83%	1.96%
Portfolio turnover rate	5	%(c)	27%	21%	48%	12%	22%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.66		$11.28	$11.20	$10.48	$9.16	$9.77

Income (Loss) From Investment Operations:
Net investment income	.15		.35	.38	.14	.16	.16
Net realized and unrealized gain (loss) on investments	.27		.59	.25	.77	1.33	(.73)

Total from investment operations	.42		.94	.63	.91	1.49	(.57)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.16)	(.16)	(.16)	(.03)
Distributions from net realized gains	—		—	(.39)	(.03)	(.01)	(.01)
Distributions	—		(.56)	—	—	—	—

Total dividends and distributions	—		(.56)	(.55)	(.19)	(.17)	(.04)

Net Asset Value, end of period	$12.08		$11.66	$11.28	$11.20	$10.48	$9.16

Total Investment Return(a)	3.60%		8.67%	5.91%	8.89%	16.49%	(5.88)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$623.7		$632.8	$642.0	$459.9	$281.2	$117.5
Ratios to average net assets(d):
Expenses	.07	%(b)	.05%	.05%	.05%	.05%	.05%
Net investment income	2.12	%(b)	2.94%	4.10%	1.86%	2.60%	2.79%
Portfolio turnover rate	7	%(c)	33%	24%	47%	22%	25%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	SP Davis Value Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.99		$10.68	$10.98	$9.80	$7.62	$9.04

Income (Loss) From Investment Operations:
Net investment income	.08		.09	.09	.10	.05	.05
Net realized and unrealized gain (loss) on investments	.77		1.49	.82	1.12	2.18	(1.47)

Total from investment operations	.85		1.58	.91	1.22	2.23	(1.42)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.10)	(.04)	(.05)	—	(c)
Distributions from net realized gains	—		—	(1.11)	—	—	—
Distributions	—		(.27)	—	—	—	—

Total dividends and distributions	—		(.27)	(1.21)	(.04)	(.05)	—	(c)

Net Asset Value, end of period	$12.84		$11.99	$10.68	$10.98	$9.80	$7.62

Total Investment Return(a)	7.09%		15.02%	9.52%	12.53%	29.40%	(15.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$339.1		$328.0	$311.7	$285.5	$391.2	$165.0
Ratios to average net assets:
Expenses	.80	%(d)	.81%	.82%	.82%	.82%	.83	%(b)
Net investment income	1.16	%(d)	.81%	.87%	.89%	.80%	.82	%(b)
Portfolio turnover rate	4	%(e)	14%	14%	34%	7%	22%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .87% and .78%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.17		$10.23	$9.80	$8.71	$6.84	$8.27

Income (Loss) From Investment Operations:
Net investment income	.04		.16	.19	.06	.04	.06
Net realized and unrealized gain (loss) on investments	.67		1.13	.66	1.07	1.88	(1.49)

Total from investment operations	.71		1.29	.85	1.13	1.92	(1.43)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.06)	(.04)	(.05)	—
Distributions from net realized gains	—		—	(.36)	—	—	— (c)
Distributions	—		(.35)	—	—	—	—

Total dividends and distributions	—		(.35)	(.42)	(.04)	(.05)	— (c)

Net Asset Value, end of period	$11.88		$11.17	$10.23	$9.80	$8.71	$6.84

Total Investment Return(a)	6.36%		12.88%	9.24%	13.05%	28.27%	(17.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,291.3		$1,283.9	$1,212.0	$662.7	$326.7	$96.4
Ratios to average net assets(b):
Expenses	.06	%(d)	.05%	.05%	.05%	.05%	.05%
Net investment income	.50	%(d)	1.50%	2.65%	.94%	1.10%	1.12%
Portfolio turnover rate	3	%(e)	25%	18%	53%	18%	24%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.30		$7.55	$6.85	$5.89	$4.22	$5.45

Income (Loss) From Investment Operations:
Net investment income	.07		.05	.04	.02	.01	.01
Net realized and unrealized gain (loss) on investments	.67		1.45	1.01	.95	1.66	(1.24)

Total from investment operations	.74		1.50	1.05	.97	1.67	(1.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.04)	(.01)	—	—
Distributions from net realized gains	—		—	(.31)	—	—	—
Distributions	—		(.75)	—	—	—	—

Total dividends and distributions	—		(.75)	(.35)	(.01)	—	—

Net Asset Value, end of period	$9.04		$8.30	$7.55	$6.85	$5.89	$4.22

Total Investment Return(a)	8.92%		21.05%	16.39%	16.54%	39.57%	(22.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$495.8		$456.0	$453.6	$249.1	$105.6	$34.9
Ratios to average net assets:
Expenses	.94	%(d)	.97%	.98%	1.02%	1.15%	1.24	%(b)
Net investment income	1.74	%(d)	.69%	.64%	.50%	.56%	.26	%(b)(c)
Portfolio turnover rate	43	%(e)	111%	99%	137%	121%	108%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net income ratios would have been 1.40% and .10%, respectively, for the year ended December 31, 2002.
(c)	Includes custody fee credits of .02% for the year ended December 31, 2002. If the Portfolio had not earned custodian fee credits, the annual net investment income would have been .24% for the year ended December 31, 2002.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.17		$7.45	$6.77	$5.83	$4.19	$5.43

Income (Loss) From Investment Operations:
Net investment income	.06		.02	.03	.01	.01	—	(d)
Net realized and unrealized gain (loss) on investments	.66		1.42	.98	.93	1.63	(1.24)

Total from investment operations	.72		1.44	1.01	.94	1.64	(1.24)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.02)	—	—	—
Distributions from net realized gains	—		—	(.31)	—	—	—
Distributions	—		(.72)	—	—	—	—

Total dividends and distributions	—		(.72)	(.33)	—	—	—

Net Asset Value, end of period	$8.89		$8.17	$7.45	$6.77	$5.83	$4.19

Total Investment Return(a)	8.81%		20.42%	15.79%	16.12%	39.14%	(22.84)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23.6		$23.8	$23.1	$139.0	$113.6	$23.6
Ratios to average net assets:
Expenses	1.34	%(e)	1.37%	1.38%	1.41%	1.54%	1.64	%(b)
Net investment income (loss)	1.30	%(e)	.28%	.56%	.21%	.04%	(.11	)%(b)(c)
Portfolio turnover rate	43	%(f)	111%	99%	137%	121%	108%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.80% and (.26)%, respectively, for the year ended December 31, 2002.

(c)	Includes custody fee credits of .02% for the year ended December 31, 2002. If the Portfolio had not earned custodian fee credits, the annual net investment loss would have been (.13)% for the year ended December 31, 2002.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005(c)	2004		2003(c)		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.40		$9.08	$8.84	$7.67		$6.08		$7.35

Income (Loss) From Investment Operations:
Net investment income	.17		.24	.17	.04		.06		.04
Net realized and unrealized gain (loss) on investments	1.43		2.35	.94	1.17		1.58		(1.31)

Total from investment operations	1.60		2.59	1.11	1.21		1.64		(1.27)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.04)	(.04)		(.05)		—
Distributions from net realized gains	—		—	(.83)	—		—		—
Distributions	—		(.27)	—	—		—		—

Total dividends and distributions	—		(.27)	(.87)	(.04)		(.05)		—

Net Asset Value, end of period	$13.00		$11.40	$9.08	$8.84		$7.67		$6.08

Total Investment Return(a)	14.04%		29.09%	13.77%	15.80%		27.37%		(17.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$547.2		$487.4	$389.3	$240.7		$119.9		$46.4
Ratios to average net assets:
Expenses	.97	%(d)	.99%	1.06%	1.10	%(b)	1.10	%(b)	1.10	%(b)
Net investment income	2.69	%(d)	2.28%	2.08%	.69	%(b)	.89	%(b)	.55	%(b)
Portfolio turnover rate	29	%(e)	113%	18%	159%		87%		141%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income (loss) ratios would have been 1.23% and .55%, respectively, for the year ended December 31, 2004, 1.30% and .69%, respectively, for the year ended December 31, 2003, and 1.77% and (.12)%, respectively, for the year ended December 31, 2002.

(c)	Calculated based upon weighed average shares outstanding during the fiscal period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004(d)	2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.26		$11.90	$11.56	$9.90	$7.81		$9.44

Income (Loss) From Investment Operations:
Net investment income	.12		.20	.16	.16	.09		.08
Net realized and unrealized gain (loss) on investments	.60		1.91	.58	1.58	2.00		(1.62)

Total from investment operations	.72		2.11	.74	1.74	2.09		(1.54)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.10)	(.08)	—		(.09)
Distributions from net realized gains	—		—	(.30)	—	—		—
Distributions	—		(.75)	—	—	—		—
Tax Return of Capital	—		—	—	—	—		—	(c)

Total dividends and distributions	—		(.75)	(.40)	(.08)	—		(.09)

Net Asset Value, end of period	$13.98		$13.26	$11.90	$11.56	$9.90		$7.81

Total Investment Return(a)	5.43%		18.47%	6.64%	17.75%	26.76%		(16.37)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$955.4		$959.6	$833.1	$601.4	$72.9		$38.3
Ratios to average net assets:
Expenses	.83	%(e)	.83%	.83%	.86%	.90	%(b)	.90	%(b)
Net investment income	1.57	%(e)	1.64%	1.53%	1.53%	1.32	%(b)	1.22	%(b)
Portfolio turnover rate	32	%(f)	71%	62%	77%	73%		96%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.11% and 1.11%, respectively for the year ended December 31, 2003, and 1.31% and .81%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Calculated based upon weighted average share outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	SP Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005		2004		2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.07		$7.21	$6.85		$5.73		$4.09		$7.62

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.02	(.03)		(.03)		(.02)		(.02)
Net realized and unrealized gain (loss) on investments	.67		(.16)	.39		1.15		1.66		(3.51)

Total from investment operations	.66		(.14)	.36		1.12		1.64		(3.53)

Net Asset Value, end of period	$7.73		$7.07	$7.21		$6.85		$5.73		$4.09

Total Investment Return(a)	9.34%		(1.94)%	5.26%		19.55%		40.10%		(46.33)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$134.3		$133.1	$152.9		$107.5		$58.9		$18.3
Ratios to average net assets:
Expenses	.90	%(c)	.91%	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Net investment income (loss)	(.41	)%(c)	.20%	(.56	)%(b)	(.68	)%(b)	(.73	)%(b)	(.59	)%(b)
Portfolio turnover rate	41	%(d)	107%	94%		79%		73%		255%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.02% and (.58)%, respectively, for the year ended December 31, 2005, 1.07% and (.75)%, respectively, for the year ended December 31, 2004, 1.34% and (1.07)%, respectively, for the year ended December 31, 2003, and 1.68% and (1.27)%, respectively, for the year ended December 31, 2002.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.33		$10.25	$10.67	$10.53	$9.17	$9.81

Income From Investment Operations:
Net investment income	.38		.75	.68	.69	.65	.64
Net realized and unrealized gain (loss) on investments	(.13)		.18	(.27)	.25	1.36	(.64)

Total from investment operations	.25		.93	.41	.94	2.01	—

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.68)	(.70)	(.65)	(.64)
Distributions from net realized gains	—		—	(.15)	(.10)	—	—
Distributions	(.35)		(.85)	—	—	—	—

Total dividends and distributions	(.35)		(.85)	(.83)	(.80)	(.65)	(.64)

Net Asset Value, end of period	$10.23		$10.33	$10.25	$10.67	$10.53	$9.17

Total Investment Return(a)	2.37%		9.51%	4.03%	9.32%	22.41%	.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$243.1		$274.4	$368.6	$312.5	$248.2	$112.2
Ratios to average net assets:
Expenses	.69	%(b)	.70%	.67%	.68%	.72%	.82%
Net investment income	7.08	%(b)	6.95%	6.65%	6.68%	6.97%	7.79%
Portfolio turnover rate	29	%(c)	59%	89%	53%	74%	108%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.14		$11.21		$11.68	$11.54	$11.41	$10.70

Income From Investment Operations:
Net investment income	.26		.45		.37	.22	.23	.28
Net realized and unrealized gain (loss) on investments	(.24)		(.05)		(.10)	.36	.43	.71

Total from investment operations	.02		.40		.27	.58	.66	.99

Less Dividends and Distributions:
Dividends from net investment income	—		—		(.54)	(.23)	(.28)	(.28)
Distributions from net realized gains	—		—		(.20)	(.21)	(.25)	— (b)
Distributions	(.22)		(.47)		—	—	—	—

Total dividends and distributions	(.22)		(.47)		(.74)	(.44)	(.53)	(.28)

Net Asset Value, end of period	$10.94		$11.14		$11.21	$11.68	$11.54	$11.41

Total Investment Return(a)	.18%		3.68%		2.39%	5.28%	5.85%	9.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,393.6		$1,590.3		$1,538.2	$1,099.0	$839.1	$471.7
Ratios to average net assets:
Expenses	.66	%(c)(d)	.66	%(c)	.62%	.65%	.65%	.67%
Net investment income	4.48	%(d)	4.16%		3.62%	2.01%	2.19%	3.02%
Portfolio turnover rate	331	%(e)	539%		590%	590%	656%	574%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	The expense ratio reflects the interest and fee expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees is .64% for the six months ended June 30, 2007 and .64% for the fiscal year ended December 31, 2006.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.99		$7.87	$8.07	$6.65	$4.68	$6.89

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.03	(.02)	(.05)	(.02)	(.02)
Net realized and unrealized gains (losses) on investments	.86		.71	1.16	1.47	1.99	(2.19)

Total from investment operations	.88		.74	1.14	1.42	1.97	(2.21)

Less Dividends and Distributions:
Dividends from net investment income	—		—	— (c)	—	—	—
Distributions from net realized gains			—	(1.34)	— (c)	—	—
Distributions	—		(.62)	—	—	—	—

Total dividends and distributions	—		(.62)	(1.34)	— (c)	—	—

Net Asset Value, end of period	$8.87		$7.99	$7.87	$8.07	$6.65	$4.68

Total Investment Return(a)	11.01%		9.59%	17.77%	21.39%	42.09%	(32.08)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$211.1		$202.6	$194.8	$128.3	$170.0	$51.0
Ratios to average net assets:
Expenses	.66	%(d)	.67%	.80%	.78%	.80%	.90	%(b)
Net investment income (loss)	.33	%(d)	.32%	(.28)%	(.53)%	(.56)%	(.48	)%(b)
Portfolio turnover rate	25	%(e)	70%	142%	212%	213%	299%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been .98% and (.56)%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.79		$7.72	$7.96	$6.58	$4.65	$6.88

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	(.01)	(.05)	(.07)	(.05)	(.05)
Net realized and unrealized gains (losses) on investments	.84		.70	1.15	1.45	1.98	(2.18)

Total from investment operations	.84		.69	1.10	1.38	1.93	(2.23)

Less Dividends and Distributions:
Distributions from net realized gains	—		—	(1.34)	— (c)	—	—
Distributions	—		(.62)	—	—	—	—

Total dividends and distributions	—		(.62)	(1.34)	— (c)	—	—

Net Asset Value, end of period	$8.63		$7.79	$7.72	$7.96	$6.58	$4.65

Total Investment Return(a):	10.78%		9.10%	17.47%	21.01%	41.51%	(32.41)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4		$0.3	$0.3	$0.4	$0.3	$0.2
Ratios to average net assets:
Expenses	1.06	%(d)	1.07%	1.20%	1.18%	1.20%	1.30	%(b)
Net investment income (loss)	(.07	)%(d)	(.04)%	(.70)%	(.94)%	(.97)%	(.89	)%(b)
Portfolio turnover rate	25	%(e)	70%	142%	212%	213%	299%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.38% and (.95)%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	SP Small Cap Growth Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.44		$6.62	$6.46	$6.52	$4.84		$6.94

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.04)	(.04)	(.03)	(.03)		(.03)
Net realized and unrealized gain (loss) on investments	1.00		.86	.20	(.03)	1.71		(2.07)

Total from investment operations	.99		.82	.16	(.06)	1.68		(2.10)

Net Asset Value, end of period	$8.43		$7.44	$6.62	$6.46	$6.52		$4.84

Total Investment Return(a)	13.31%		12.39%	2.48%	(.92)%	34.71%		(30.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$151.7		$123.0	$135.7	$184.1	$35.0		$12.5
Ratios to average net assets:
Expenses	1.09	%(c)	1.14%	1.05%	1.09%	1.15	%(b)	1.15	%(b)
Net investment loss	(.23	)%(c)	(.47)%	(.44)%	(.82)%	(.72	)%(b)	(.73	)%(b)
Portfolio turnover rate	24	%(d)	53%	192%	240%	122%		109%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.78% and (1.35)%, respectively, for the year ended December 31, 2003, and 2.30% and (1.89)%, respectively, for the year ended December 31, 2002.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.68		$14.27	$15.51	$12.88	$9.68	$11.36

Income (Loss) From Investment Operations:
Net investment income	.07		.10	.07	.08	.02	.05
Net realized and unrealized gain (loss) on investments	1.00		1.78	.52	2.57	3.18	(1.68)

Total from investment operations	1.07		1.88	.59	2.65	3.20	(1.63)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.08)	(.02)	— (c)	(.05)
Distributions from net realized gains	—		—	(1.75)	— (c)	—	—
Distributions	—		(2.47)	—	—	—	—

Total dividends and distributions	—		(2.47)	(1.83)	(.02)	— (c)	(.05)

Net Asset Value, end of period	$14.75		$13.68	$14.27	$15.51	$12.88	$9.68

Total Investment Return(a)	7.82%		14.60%	4.61%	20.69%	33.11%	(14.38)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$359.8		$369.0	$350.7	$393.3	$250.6	$99.2
Ratios to average net assets:
Expenses	.96	%(d)	.96%	.97%	.96%	1.04%	1.05	%(b)
Net investment income	.85	%(d)	.71%	.49%	.69%	.37%	.69	%(b)
Portfolio turnover rate	20	%(e)	55%	119%	127%	90%	116%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.10% and .64%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005		2004		2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.49		$8.07	$7.00		$6.33		$5.03		$6.73

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.04)	(.03)		—	(b)	(.01)		(.01)
Net realized and unrealized gain (loss) on investments	.36		(.02)	1.10		.67		1.31		(1.69)

Total from investment operations	.35		(.06)	1.07		.67		1.30		(1.70)

Distributions	—		(.52)	—		—		—		—

Net Asset Value, end of period	$7.84		$7.49	$8.07		$7.00		$6.33		$5.03

Total Investment Return(a)	4.67%		(.66)%	15.29%		10.58%		25.84%		(25.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36.7		$38.7	$38.3		$30.1		$21.6		$10.8
Ratios to average net assets:
Expenses	1.10	%(d)	1.15%	1.07	%(c)	1.01	%(c)	1.01	%(c)	1.01	%(c)
Net investment loss	(.37	)%(d)	(.47)%	(.44	)%(c)	(.01	)%(c)	(.28	)%(c)	(.30	)%(c)
Portfolio turnover rate	59	%(e)	142%	110%		84%		93%		62%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.14% and (.51)%, respectively, for the year ended December 31, 2005, 1.28% and (.28)%, respectively, for the year ended December 31, 2004, 1.65% and (.92)%, respectively, for the year ended December 31, 2003, and 1.98% and (1.28)%, respectively, for the year ended December 31, 2002.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005		2004		2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.30		$7.91	$6.88		$6.26		$4.99		$6.70

Income (Loss) From Investment Operations:
Net investment loss	(.03)		(.08)	(.06)		(.01)		(.03)		(.02)
Net realized and unrealized gain (loss) on investments	.35		(.01)	1.09		.63		1.30		(1.69)

Total from investment operations	.32		(.09)	1.03		.62		1.27		(1.71)

Distributions	—		(.52)	—		—		—		—

Net Asset Value, end of period	$7.62		$7.30	$7.91		$6.88		$6.26		$4.99

Total Investment Return(a)	4.38%		(1.07)%	14.97%		9.90%		25.45%		(25.52)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$29.1		$31.3	$42.8		$32.1		$14.3		$6.6
Ratios to average net assets:
Expenses	1.50	%(c)	1.55%	1.47	%(b)	1.41	%(b)	1.41	%(b)	1.41	%(b)
Net investment loss	(.78	)%(c)	(.88)%	(.84	)%(b)	(.34	)%(b)	(.68	)%(b)	(.68	)%(b)
Portfolio turnover rate	59	%(d)	142%	110%		84%		93%		62%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.54% and (.91)%, respectively, for the year ended December 31, 2005, 1.68% and (.61)%, respectively, for the year ended December 31, 2004, 2.05% and (1.32)%, respectively, for the year ended December 31, 2003, and 2.34% and (1.61)%, respectively, for the year ended December 31, 2002.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(Unaudited)

	SP T. Rowe Price Large Cap Growth Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006		2005		2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.17		$7.71		$6.61		$6.23	$5.03	$7.31

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	.02		(.03)		(.01)	— (c)	(.01)
Net realized and unrealized gain (loss) on investments	.55		.39		1.13		.39	1.20	(2.27)

Total from investment operations	.55		.41		1.10		.38	1.20	(2.28)

Distributions	—		(.95)		—		—	—	—

Net Asset Value, end of period	$7.72		$7.17		$7.71		$6.61	$6.23	$5.03

Total Investment Return(a)	7.67%		5.91%		16.64%		6.10%	23.86%	(31.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$79.8		$77.7		$73.8		$65.7	$146.5	$57.7
Ratios to average net assets:
Expenses	1.06	%(b)(d)	1.06	%(b)	1.06	%(b)	1.08%	1.06%	1.10	%(b)
Net investment income (loss)	(.11	)%(b)(d)	.25	%(b)	(.38	)%(b)	(.14)%	(.11)%	(.27	)%(b)
Portfolio turnover rate	29	%(e)	58%		144%		122%	38%	34%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.10% and (.15)%, respectively, for the six months ended June 30, 2007, 1.19% and .13%, respectively, for the year ended December 31, 2006, 1.16% and (.48)%, respectively, for the year ended December 31, 2005, and 1.19% and (.35)%, respectively, for the year ended December 31, 2002.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 19-21, 2007 and approved the renewal of the existing agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders. In addition, as is further discussed below, at the June 20-21, 2007 meetings, the Board also approved a new subadvisory agreement for the SP Mid Cap Growth Portfolio.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2007 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

All Portfolios: Renewal of Existing Management & Subadvisory Agreements

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each

Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2006, as well as fees and expenses of the Portfolios during calendar year 2006, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes. The mutual funds included in each Peer Universe were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The Board considered the management fee for each Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

SP AIM Core Equity Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, in the third quartile over the three-year period, and in the first quartile over the five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that while the Portfolio’s performance against its Peer Universe was below the median over the three-year period, the Portfolio’s one-year and five-year performance was above the median. The Board further noted that although the Portfolio had underperformed against its benchmark index over the three-year and five-year periods, the Portfolio’s risk-adjusted return was ahead of the index for the past three years. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.580% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%. The Board concluded that the management and subadvisory fees are reasonable.

SP Davis Value Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the second quartile over the three-year period, and in the first quartile over the five-year period in relation to the Peer Universe. The Board noted that although the Portfolio underperformed the median of the mutual funds included in the Peer Universe over the one-year period, over three-year and five-year periods the Portfolio had performed above the median. The Board further noted that the Portfolio had underperformed against its benchmark index over the three-year and five-year periods, but also noted that the index had outperformed over 90% of the asset managers in the Peer Universe over the five-year period. The Board determined that the performance of the Portfolio was satisfactory.

The Portfolio’s actual management fee of 0.750% ranked in the third quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

SP Large Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, and in the first quartile over the three-year and five-year periods in relation to the Peer Universe. The Board noted that although the Portfolio had performed below the median of the mutual funds included in the Peer Universe over the one-year period, the Portfolio ranked in the first quartile over the longer three-year and five-year time periods. The Board further noted that the Portfolio had marginally underperformed against its benchmark index over the same three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.800% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.90%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP International Value Portfolio (formerly, SP LSV International Value Portfolio). The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, in the third quartile over the three-year period, and in the fourth quartile over the five-year period in relation to the Peer Universe. The Board noted that LSV Asset Management (LSV) had served as subadviser to the Portfolio only since November 2004, and that Thornburg Investment Management, Inc. (Thornburg) had served as subadviser to the Portfolio only since November 2006. In light of the relatively brief service tenures for both LSV, and especially Thornburg, and in light of the Portfolio’s improved performance record, the Board concluded that it was reasonable to allow LSV and Thornburg to create a performance record against which each subadviser should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.900% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.00%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP Mid Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year, three-year, and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same periods.

The Board noted that PI had taken steps to address the Portfolio’s performance by proposing that the Board approve Neuberger Berman Management, Inc. (Neuberger Berman) as a new subadviser to replace the Portfolio’s current subadviser (Calamos Advisors LLC). The Board approved a new subadvisory agreement with Neuberger Berman and approved the renewal of the subadvisory agreement with Calamos on an interim basis, pending the transition of the Portfolio’s management from Calamos to Neuberger Berman.

The Portfolio’s actual management fee of 0.800% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%. The Board concluded that the management and subadvisory fees are reasonable.

SP PIMCO High Yield Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, and in the second quartile over three-year and five-year periods in relation to the Peer Universe. Although the Portfolio’s one-year performance was below the median performance of the other mutual funds included in the Peer Universe, the Board noted that the Portfolio ranked in the second quartile over the longer three-year and five-year periods. The Board further noted that the Portfolio had outperformed against its benchmark index over the one-year and three-year periods, but had underperformed against the benchmark index over the five-year period. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.82%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP PIMCO Total Return Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the second quartile over a three-year period, and in the first quartile over the five-year period in relation to the Peer Universe. Although the Portfolio’s one-year performance was below the median performance of the other mutual funds included in the Peer Universe, the Board noted that the Portfolio’s long-term performance had been strong, with the Portfolio ranked in the first quartile over the five-year period. The Board also noted that the Portfolio outperformed against its benchmark index over the same three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.76%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP Prudential U.S. Emerging Growth Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year and five-year periods in relation to the Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group, and was the lowest fee among the mutual funds included in the Peer Group. . The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.90% noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP Small Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, and in the fourth quartile over the three-year and five-year periods in relation to the Peer Universe. The Board noted that PI had replaced the previous subadviser and that the Fund’s performance record (other than the one-year period) was not attributable to Neuberger Berman Management, Inc. (Neuberger Berman) or Eagle Asset Management (Eagle), each of which had only served as subadvisers to the Portfolio since May 1, 2005. The Board further noted that the Portfolio’s one-year performance, which was attributable to the new subadvisers, was higher than the median performance of the other mutual funds included in the Peer Universe. In light of this, the Board concluded that it was reasonable to allow Neuberger Berman and Eagle to create a performance record against which Neuberger Berman and Eagle should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.950% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.15%, noting the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP Small Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year, three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same periods.

The Board noted that PI had taken steps to address performance by replacing the previous subadviser with Goldman Sachs Asset Management, L.P. (GSAM) in January 2004. More recently, to address capacity issues, the Board noted that ClearBridge Advisors LLC (ClearBridge) (formerly, Salomon Brothers Asset Management, Inc.) was added as a subadviser in December 2005. In light of this, and the recent addition of ClearBridge as a second subadviser, the Board concluded that it was reasonable to allow GSAM and ClearBridge to continue to create performance records against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.900% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.05%. The Board concluded that the management and subadvisory fees are reasonable.

SP Strategic Partners Focused Growth Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, and in the second quartile over the three-year and five-year periods in relation to the Peer Universe. The Board noted that although the Portfolio underperformed against its benchmark index and underperformed the median performance of the other mutual funds included in the Peer Universe over the same one-year period, the Portfolio’s longer-term performance had been strong, with the Portfolio outperforming both its benchmark index and the median performance of the other mutual funds included in the Peer Universe over three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.900% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%.

SP T. Rowe Price Large-Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, and in the second quartile over the five-year period in relation to the Peer Universe. The Board noted that the Portfolio’s longer-term performance over the three-year and five-year periods had been satisfactory, with the Portfolio ranking in the top half of its Peer Universe. The Board further noted that the Portfolio’s performance against its benchmark index had been mixed, with the Portfolio outperforming the index over the three-year period, but underperforming against the index over the five-year period. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.783% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.06%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

SP International Growth Portfolio (formerly, SP William Blair International Growth Portfolio). The Board noted that the Portfolio’s performance was in the third quartile over the one-year, three-year and five-year periods in relation to the Peer Universe. The Board noted that William Blair and Company LLC (William Blair) had served as subadviser to the Portfolio since May 2004, and that as a result the Portfolio’s performance over the three-year and five-year periods was not attributable to William Blair. The Board also noted that Marsico Capital Management LLC (Marsico) had joined William Blair as a subadviser to the Portfolio in November 2006 to address ongoing capacity constraints experienced by William Blair.

The Board concluded that it was reasonable to allow William Blair and Marsico to continue to create performance records against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.850% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.24%. The Board concluded that the management and subadvisory fees are reasonable.

SP Aggressive Growth Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, and in the second quartile over the five-year period in relation to the Peer Universe. The Board further noted that although the Portfolio had underperformed the median performance of the other mutual funds included in the Peer Universe over the one-year period, the Portfolio had performed above the median over the longer three-year and five-year time periods. The Board further noted that the Portfolio had similarly underperformed against its benchmark index over the one-year period, outperformed the index over the three-year period, and underperformed against the index over the five-year period. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.05% ranked in the first quartile. The Board noted that the Portfolio’s actual management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fee is reasonable.

SP Growth Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year and five-year periods ending December 31, 2006 in relation to the Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the three-year period and performed in-line with its benchmark index over the five-year period. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.05% ranked in the first quartile. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Balanced Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the second quartile over the three-year period, and in the first quartile over the five-year period in relation to the Peer Universe. The Board noted that although the Portfolio’s short-term performance over the one-year period was lower than the median performance of the other mutual funds included in the Peer Universe and lower than the Portfolio’s benchmark index, the Portfolio’s longer term performance over the three-year and five-year periods had been strong, with the Portfolio outperforming both its benchmark index and performing above the median of the other mutual funds included in the Peer Universe over three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Conservative Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the third quartile over the three-year period, and in the second quartile over the five-year period in relation to the Peer Universe. The Board noted that the Portfolio’s performance over the one-year and three-year periods had been below the median, the Portfolio had performed in-line with its benchmark index over the five-year period and ranked in the second quartile over the same five-year period. The Board further noted that performance on a risk-adjusted basis had been strong, with the Portfolio generating higher returns while assuming a level of risk only marginally greater than that experienced by the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying mutual funds in which the Portfolio invests, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Mid Cap Growth Portfolio: Approval of New Subadvisory Agreement

At the meetings of the Board held on June 19-21, 2007, the Board, including all of the Independent Trustees, approved a new subadvisory agreement for the SP Mid Cap Growth Portfolio. The reasons why PI recommended approval of the new subadvisory agreement, and the factors considered by the Board in approving the agreement are discussed below.

Pursuant to recommendations submitted by PI at the meetings, the Board approved a new subadvisory agreement: between PI and Neuberger Berman Management, Inc. and the termination of the subadvisory agreement with the Portfolio’s current subadviser, Calamos Advisors LLC.

Reasons for Recommending the New Subadvisory Agreement

PI recommended to the Board that it approve a new subadvisory agreement with Neuberger Berman Management, Inc. (Neuberger Berman) with respect to the SP Mid-Cap Growth Portfolio based, in part, on the Portfolio’s long-term performance relative to peer mutual funds and the Portfolio’s benchmark index, and an analysis prepared by SIRG with a recommendation that the Portfolio would be better served in the future by switching subadvisers.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by the current subadviser under the current subadvisory agreement and those that would be provided to the Portfolio by Neuberger Berman under the new subadvisory agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that the current subadviser and Neuberger Berman were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Neuberger Berman portfolio management team. The Board noted that the same Neuberger Berman portfolio management team which managed the AST Neuberger Berman Mid-Cap Growth Portfolio of Advanced Series Trust would also be responsible for managing the Portfolio. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Neuberger Berman. The Board noted that it received a favorable compliance report from the Portfolio’s Chief Compliance Officer (CCO) as to Neuberger Berman.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by Neuberger Berman and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Neuberger Berman under the new subadvisory agreement should equal the quality of similar services provided by the current subadviser under the existing subadvisory agreement.

Performance of the Portfolio

The Board received and considered information regarding the performance of other investment companies managed by Neuberger Berman utilizing investment styles and strategies similar to that proposed for the Portfolio.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by the Manager to Neuberger Berman under the proposed new subadvisory agreement. The agreement called for Neuberger Berman to receive 0.40% for net assets to $1 billion; and 0.35% for net assets over $1 billion. The Board also considered, among other things, the fee rates payable to Neuberger Berman by other funds with investment objective similar to that of the Portfolio.

The Board noted that the proposed fee rate for Neuberger Berman was lower than the fee rate applicable to the Portfolio’s current subadviser, Calamos Advisors LLC, but also noted that the proposed fee schedule called for the assets managed by Neuberger Berman in several different PI-managed mutual funds to be aggregated for purposes of calculating the fees to be paid to Neuberger Berman. The Board also observed that PI, and not the Portfolio, was responsible for the payment of subadvisory fees to the subadviser.

As a result of the above considerations, the Board concluded that the proposed subadvisory fee rate under the new subadvisory agreement was reasonable.

Subadviser’s Profitability

Because the engagement of Neuberger Berman is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that the Managers pay the subadvisory fees, and therefore a change in the subadvisory fees will not change the fees paid by the Portfolio. Instead, any increase or decrease will increase or decrease, as applicable, the net fee rates retained by the Managers. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduce the fee rate on assets above specified levels, but did not consider this as a factor, because the Managers pay the subadvisory fees.

Other Benefits to the Subadviser or its affiliates from serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Neuberger Berman and its affiliates as a result of their relationships with the Portfolios. The Board concluded that any potential benefits to be derived by Neuberger Berman included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

Variable life insurance is offered through Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777 Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Ave., Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2006 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105621    PSF-SAR-B    Ed. 08/2007

SEMIANNUAL REPORT

JUNE 30, 2007

The Prudential Series Fund

■	Diversified Conservative Growth Portfolio

■	Jennison 20/20 Focus Portfolio

Please note inside is a Prospectus Supplement dated August 15, 2007. This document is separate from and not a part of the semiannual report.

IFS-A105624

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888) 778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Semiannual Report

June 30, 2007

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Schedule of Investments and Financial Statements

B1 Notes to Financial Statements

C1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

The Prudential Series Fund

Letter to Contract Owners

Semiannual Report

June 30, 2007

■	DEAR CONTRACT OWNER

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the Prudential Series Fund semi-annual report serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2007

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2007 (Unaudited)

Diversified Conservative Growth		Jennison 20/20 Focus
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Assoc., 5.5%, 02/01/35	3.0%	American International Group, Inc.	4.9%
Government National Mortgage Assoc., 5.0%, TBA	2.1%	Suncor Energy, Inc.	3.4%
Federal National Mortgage Assoc., 4.0%, 08/01/19	1.7%	Waste Management, Inc.	3.3%
Federal Home Loan Mortgage Corp., 5.50%, 07/12/37	1.5%	Best Buy Co., Inc.	3.3%
Federal Home Loan Mortgage Corp., 5.50%, 07/12/37	1.4%	ConAgra Foods, Inc.	3.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1*) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

*	12b-1 fees are paid by the fund out of fund assets to cover distribution expenses and sometimes shareholder service expenses.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Diversified Conservative Growth (Class I)	Actual	$1,000.00	$1,032.30	0.96%	$4.84
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,086.20	0.81%	$4.19
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,083.50	1.21%	$6.25
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%		Value (Note 2)
COMMON STOCKS — 42.1%	Shares

Aerospace & Defense — 1.3%
AAR Corp.	2,300	$75,923
BE Aerospace, Inc.*	2,230	92,099
Boeing Co.	4,900	471,184
HEICO Corp.	2,930	123,295
Honeywell International, Inc.	5,600	315,168
Moog, Inc. (Class A Stock)*	2,375	104,761
Teledyne Technologies, Inc.*	1,000	45,950
United Technologies Corp.	6,600	468,138

		1,696,518

Airlines — 0.1%
Allegiant Travel Co.*	3,210	98,675

Automobiles
Winnebago Industries, Inc.	1,000	29,520

Automotive Parts
Amerigon, Inc.*	2,000	35,980

Banks — 0.1%
Pacific Capital Bancorp	3,100	83,638

Beverages — 0.4%
PepsiCo, Inc.	7,200	466,920

Biotechnology — 1.1%
American Oriental Bioengineering, Inc. (China)*	3,150	28,035
Amgen, Inc.*	4,500	248,805
Genentech, Inc.*	6,200	469,092
Gilead Sciences, Inc.*	19,800	767,646

		1,513,578

Building & Construction — 0.1%
Standard Pacific Corp.	3,700	64,861

Building Materials
Ceradyne, Inc.*	810	59,908

Building Products — 0.3%
American Standard Cos., Inc.	6,100	359,778
Watsco, Inc.	1,300	70,720

		430,498

Business Services — 0.2%
LKQ Corp.*	2,260	55,732
Perficient, Inc.*	4,280	88,596
URS Corp.*	2,400	116,520

		260,848

Capital Goods — 0.1%
Joy Global, Inc.	2,900	169,157

Capital Markets — 1.8%
Bank of New York Co., Inc. (The)*	11,900	493,136
Charles Schwab Corp. (The)	14,200	291,384
Goldman Sachs Group, Inc. (The)	2,400	520,200
Jefferies Group, Inc.	4,500	121,410
Lazard Ltd. (Class A Stock)	4,100	184,623
UBS AG	14,500	870,145

		2,480,898

Chemicals — 0.6%
E.I. DuPont de Nemours & Co.	6,200	315,208
Monsanto Co.	5,100	344,454

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Chemicals (cont’d.)
Scotts Miracle-Gro Co., (The) (Class A Stock)	2,400	$103,056
Valspar Corp. (The)	1,800	51,138

		813,856

Clothing & Apparel — 0.1%
Iconix Brand Group, Inc.*	4,100	91,102
Volcom, Inc.*	1,280	64,166

		155,268

Commercial Banks — 0.3%
Astoria Financial Corp.	4,050	101,412
Royal Bank of Scotland Group PLC (United Kingdom)	24,282	307,252

		408,664

Commercial Services
HMS Holdings Corp.*	2,250	43,065

Commercial Services & Supplies — 0.8%
Administaff, Inc.	1,100	36,839
Allied Waste Industries, Inc.*	7,500	100,950
Barrett Business Services, Inc.	3,980	102,804
FirstService Corp. (Canada)*	1,800	64,836
Global Payments, Inc.	3,200	126,880
Rollins, Inc.	3,620	82,427
Steiner Leisure Ltd.*	1,720	84,486
Team, Inc.*	1,800	80,946
Waste Management, Inc.	10,800	421,740

		1,101,908

Communication Equipment — 1.7%
Ciena Corp.*	3,400	122,842
Cisco Systems, Inc.*	19,700	548,645
Juniper Networks, Inc.*	9,000	226,530
Motorola, Inc.	7,800	138,060
Nuance Communications, Inc.*	4,010	67,087
QUALCOMM, Inc.	19,900	863,461
Research In Motion Ltd.*	1,900	379,981

		2,346,606

Computer Networking
Atheros Communications, Inc.*	1,960	60,446

Computer Services & Software — 0.2%
Advent Software, Inc.*	3,320	108,066
The9 Ltd., ADR (China)*	2,080	96,221
THQ, Inc.*	2,680	81,793

		286,080

Computers & Peripherals — 1.3%
Apple, Inc.*	5,200	634,608
Hewlett-Packard Co.	10,000	446,200
International Business Machines Corp.	2,400	252,600
Seagate Technology	15,700	341,789

		1,675,197

Construction — 0.1%
Granite Construction, Inc.	1,010	64,822

Consumer Finance — 0.4%
American Express Co.	8,300	507,794

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Distribution/Wholesale — 0.1%
Houston Wire & Cable Co.*	2,720	$77,275

Diversified Consumer Services — 0.7%
Career Education Corp.*	9,200	310,684
H&R Block, Inc.	24,900	581,913

		892,597

Diversified Financial Services — 2.1%
Bank of America Corp.	8,390	410,187
Citigroup, Inc.	11,000	564,190
Eaton Vance Corp.	3,700	163,466
JPMorgan Chase & Co.	5,900	285,855
KKR Financial Holdings LLC	3,960	98,644
KKR Private Equity Investors LLP, ADR, RDU, 144A (cost $320,412; purchased 08/03/06)(e)	13,000	292,500
McGraw-Hill Cos., Inc. (The)	3,200	217,856
NYSE Euronext	4,300	316,566
Oriental Financial Group (Puerto Rico)	1,200	13,092
Penson Worldwide, Inc.*	2,670	65,495
Portfolio Recovery Associates, Inc.	1,680	100,834
Raymond James Financial, Inc.	4,775	147,547
Sterling Financial Corp. (WA)	2,700	78,138
Student Loan Corp. (The)	500	101,950

		2,856,320

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	8,300	341,711

Education — 0.1%
DeVry, Inc.	2,730	92,875

Electric Utilities — 0.4%
Entergy Corp.	2,900	311,315
Progress Energy, Inc.	4,400	200,596

		511,911

Electronic Equipment & Instruments — 0.5%
Checkpoint Systems, Inc.*	3,800	95,950
FLIR Systems, Inc.*	4,400	203,500
Sony Corp., ADR (Japan)	7,100	364,727

		664,177

Electronics — 0.1%
Benchmark Electronics, Inc.*	2,900	65,598
PNM Resources, Inc.	3,000	83,370

		148,968

Energy
Headwaters, Inc.*	3,269	56,456

Energy Equipment & Services — 0.3%
Oil States International, Inc.*	2,430	100,456
Schlumberger Ltd.	3,000	254,820

		355,276

Entertainment & Leisure — 0.1%
Life Time Fitness, Inc.*	1,630	86,765

Financial Services — 0.3%
Asset Acceptance Capital Corp.*	2,200	38,940
Calamos Asset Management, Inc.	2,144	54,780

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Financial Services (cont’d.)
FBR Capital Markets Corp.*	1,310	$22,139
Investment Technology Group, Inc.*	2,170	94,026
Moneygram International, Inc.	3,300	92,235
optionsXpress Holdings, Inc.	2,120	54,399
PROS Holdings, Inc.*	1,750	22,925

		379,444

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	2,300	134,596
Kroger Co. (The)	13,200	371,316
SunOpta, Inc.*	4,850	54,078
Wal-Mart Stores, Inc.	6,100	293,471

		853,461

Food Products — 0.7%
Cadbury Schweppes PLC, ADR (United Kingdom)	8,900	483,270
ConAgra Foods, Inc.	17,800	478,108

		961,378

Gaming — 0.1%
Century Casinos, Inc.*	9,520	85,585

Healthcare Equipment & Supplies — 1.0%
Alcon, Inc.	2,900	391,239
Baxter International, Inc.	6,000	338,040
Kyphon, Inc.*	1,150	55,373
NuVasive, Inc.*	3,190	86,162
PolyMedica Corp.	1,871	76,430
Spectranetics Corp. (The)*	9,670	111,398
St. Jude Medical, Inc.*	7,600	315,324

		1,373,966

Healthcare Providers & Services — 0.9%
AMERIGROUP Corp.*	3,100	73,780
Covance, Inc.*	2,500	171,400
Healthways, Inc.*	3,700	175,269
Omnicare, Inc.	12,200	439,932
Pediatrix Medical Group, Inc.*	1,240	68,386
Pharmaceutical Product Development, Inc.	4,300	164,561
Sunrise Senior Living, Inc.*	2,700	107,973
Systems Xcellence, Inc.*	2,210	63,582

		1,264,883

Healthcare Services — 0.1%
Centene Corp.*	3,000	64,260

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	3,100	90,737
International Game Technology	6,400	254,080
Las Vegas Sands Corp.*	1,200	91,668
Marriott International, Inc. (Class A Stock)	6,400	276,736
Scientific Games Corp. (Class A Stock)*	4,110	143,644
Sonic Corp.*	3,900	86,268
Starbucks Corp.*	4,300	112,832

		1,055,965

Household Durables — 0.1%
Meritage Homes Corp.*	2,200	58,850
Snap-on, Inc.	1,900	95,969

		154,819

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Household Products — 0.8%
Colgate-Palmolive Co.	6,100	$395,585
Kimberly-Clark Corp.	5,300	354,517
Procter & Gamble Co.	6,087	372,464

		1,122,566

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.*	8,300	345,031

Industrial Conglomerates — 0.7%
General Electric Co.	25,900	991,452

Insurance — 2.2%
American International Group, Inc.	15,600	1,092,468
Amtrust Financial Services, Inc.	3,220	60,504
Axis Capital Holdings Ltd.	7,100	288,615
Delphi Financial Group, Inc. (Class A Stock)	2,125	88,867
Loews Corp.	8,800	448,624
MBIA, Inc.	3,700	230,214
Montpelier Re Holdings Ltd.	16,400	304,056
Philadelphia Consolidated Holding Corp.*	3,200	133,760
Protective Life Corp.	1,900	90,839
Security Capital Assurance Ltd.	3,930	121,319
State Auto Financial Corp.	2,600	79,690
United Fire & Casualty Co.	1,500	53,070

		2,992,026

Internet — 0.1%
Digital River, Inc.*	1,190	53,847
Equinix, Inc.*	1,025	93,757

		147,604

Internet & Catalog Retail — 0.1%
IAC/InterActiveCorp.*	4,800	166,128

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	3,700	179,968
Cybersource Corp.*	9,830	118,550
DealerTrack Holdings, Inc.*	1,900	69,996
eBay, Inc.*	7,600	244,568
Google, Inc. (Class A Stock)*	2,200	1,151,436
j2 Global Communications, Inc.*	3,960	138,204
Loopnet, Inc.*	1,690	39,428
NaviSite, Inc.*	12,520	95,152
NutriSystem, Inc.*	1,780	124,315
Online Resources Corp.*	6,540	71,809
RADVision Ltd. (Israel)*	3,830	80,545
TriZetto Group, Inc.*	3,910	75,697

		2,389,668

IT Services — 0.1%
Infosys Technologies Ltd., ADR (India)	3,000	151,140

Lodging
Home Inns & Hotels Management, Inc., ADR (China)*	1,890	60,877

Machinery — 0.2%
Bucyrus International, Inc. (Class A Stock)	2,300	162,794
Flow International Corp.*	7,420	93,492

		256,286

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Manufacturing — 0.2%
Harsco Corp.	2,700	$140,400
Hexel Corp.*	6,500	136,955

		277,355

Media — 1.7%
Comcast Corp. (Class A Stock)*	12,650	355,718
DG FastChannel, Inc.*	2,800	57,064
Liberty Global, Inc. (Class C Stock)*	11,683	459,142
Liberty Media Corp. (Class A Stock)*	13	1,530
Marchex, Inc. (Class B Stock)	4,680	76,377
News Corp. (Class A Stock)	19,500	413,595
Walt Disney Co. (The)	18,900	645,246
XM Satellite Radio Holdings, Inc. (Class A Stock)*	23,900	281,303

		2,289,975

Medical Supplies & Equipment — 0.2%
Micrus Endovascular Corp.*	4,680	115,128
NovaMed, Inc.*	12,290	74,354
ResMed, Inc.*	1,960	80,870
Volcano Corp.*	2,280	46,079

		316,431

Metals & Mining — 0.4%
AM Castle & Co.	1,630	58,533
Dynamic Materials Corp.	1,200	45,000
Freeport-McMoRan Copper & Gold, Inc.	2,773	229,660
Ladish Co., Inc.*	2,090	89,870
Timken Co.	3,600	129,996

		553,059

Multi-Line Retail — 0.4%
Kohl’s Corp.*	3,000	213,090
Target Corp.	4,600	292,560

		505,650

Multi-Utilities — 0.2%
Sempra Energy	5,300	313,919

Office Equipment — 0.3%
School Specialty, Inc.*	1,800	63,792
Xerox Corp.*	20,100	371,448

		435,240

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)*	970	98,639

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	5,800	301,542
Cabot Oil & Gas Corp.	6,000	221,280
Devon Energy Corp.	2,000	156,580
Hess Corp.	7,100	418,616
Marathon Oil Corp.	4,800	287,808
Murphy Oil Corp.	1,100	65,384
Nexen, Inc.	9,900	306,405
Occidental Petroleum Corp.	12,000	694,560
Oceaneering International, Inc.*	376	19,793
Petroleo Brasileiro SA, ADR (Brazil)	4,000	485,080
Suncor Energy, Inc.	5,800	521,536
Superior Energy Services, Inc.*	2,310	92,215
Swift Energy Co.*	2,200	94,072

SEE NOTES TO FINANCIAL STATEMENTS.

A3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (cont’d.)
Total SA, ADR (France)	3,100	$251,038
W&T Offshore, Inc.	2,300	64,377

		3,980,286

Pharmaceuticals — 2.6%
Abbott Laboratories	12,500	669,375
American Medical Systems Holdings, Inc.*	4,320	77,933
Barr Pharmaceuticals, Inc.*	1,200	60,276
Elan Corp. PLC, ADR (Ireland)*	5,400	118,422
Integra LifeSciences Holdings Corp.*	1,310	64,740
KV Pharmaceutical Co. (Class A Stock)*	3,910	106,508
LeMaitre Vascular, Inc.*	11,380	68,280
Medicis Pharmaceutical Corp. (Class A Stock)	2,070	63,218
Merck & Co., Inc.	2,700	134,460
Novartis AG, ADR (Switzerland)	11,100	622,377
Roche Holdings Ltd., ADR (Switzerland)	6,500	576,494
Schering-Plough Corp.	9,000	273,960
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,600	272,250
Wyeth	7,100	407,114

		3,515,407

Real Estate Investment Trusts — 0.1%
Hovnanian Enterprises, Inc. (Class A Stock)*	3,400	56,202
SL Green Realty Corp.	900	111,501

		167,703

Retail & Merchandising — 0.3%
Cash America International, Inc.	1,923	76,247
Crocs, Inc.*	820	35,285
Proffitt’s, Inc.	8,100	172,935
Tween Brands, Inc.*	1,330	59,318

		343,785

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp. (Class A Stock)*	5,950	174,037
FormFactor, Inc.*	1,150	44,045
Intel Corp.	21,600	513,216
Itron, Inc.*	1,660	129,380
Marvell Technology Group Ltd.*	19,800	360,558
NVIDIA Corp.*	4,400	181,764
Spansion, Inc., (Class A Stock)*	24,200	268,620
Tessera Technologies, Inc.*	1,220	49,471
Varian Semiconductor Equipment Associates, Inc.*	1,425	57,086

		1,778,177

Software — 1.4%
Adobe Systems, Inc.*	16,700	670,505
Concur Technologies, Inc.*	4,230	96,655

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Software (cont’d.)
Electronic Arts, Inc.*	3,400	$160,888
Microsoft Corp.	16,600	489,202
Phase Forward, Inc.*	1,820	30,631
Symantec Corp.*	21,800	440,360

		1,888,241

Specialty Retail — 0.5%
Aaron Rents, Inc.	2,900	84,680
Best Buy Co., Inc.	8,200	382,694
Lowe’s Cos., Inc.	7,300	224,037

		691,411

Technology
Sanmina—SCI Corp.*	16,300	51,019

Telecommunications — 0.1%
Cbeyond, Inc.*	3,010	115,915
Dril-Quip, Inc.*	1,350	60,683

		176,598

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.*	10,600	502,334
Jos. A. Bank Clothiers, Inc.*	1,050	43,543
NIKE, Inc. (Class B Stock)	8,400	489,636
Phillips-Van Heusen Corp.	2,500	151,425
Stein Mart, Inc.	3,800	46,588

		1,233,526

Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.	3,000	109,050
Fannie Mae	3,300	215,589
People’s United Financial, Inc.	10,550	187,052

		511,691

Tobacco — 0.3%
Altria Group, Inc.	5,700	399,798

Transportation — 0.1%
Old Dominion Freight Line*	2,060	62,109

Utilities — 0.1%
ONEOK, Inc.	2,200	110,902

Wireless Telecommunication Services — 0.9%
Alltel Corp.	4,900	330,995
NII Holdings, Inc.*	4,500	363,330
Sprint Nextel Corp.	23,526	487,223

		1,181,548

TOTAL COMMON STOCKS (cost $43,008,280)		56,638,044

	Units
RIGHTS*
United Mexican States, expiring 06/30/07 (Mexico) (cost $0)	1,300,000	9,620

SEE NOTES TO FINANCIAL STATEMENTS.

A4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS — 23.8%
Aerospace & Defense — 0.6%
DRS Technologies, Inc.,
Gtd. Notes
6.625%	02/01/16	B1	$75	$72,375
7.625%	02/01/18	B3	100	101,000
Esterline Technologies Corp.,
Gtd. Notes
7.75%	06/15/13	B1	125	126,250
K&F Acquisition, Inc.,
Gtd. Notes
7.75%	11/15/14	Caa1	50	53,000
L-3 Communications Corp.,
Gtd. Notes
7.625%	06/15/12	Ba3	175	179,156
Moog, Inc.,
Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	96,250
Sequa Corp.,
Unsec`d. Notes
9.00%	08/01/09	B2	125	129,063
TransDigm, Inc.,
Sr. Sub. Notes, 144A
7.75%	07/15/14	B3	50	50,500

				807,594

Airlines — 0.1%
AMR Corp.,
Notes
10.40%	03/10/11	CCC+(d)	100	102,000
Continental Airlines, Inc.,
Pass-Through Certificates
6.748%	09/15/18	Ba2	33	32,868

				134,868

Auto Parts and Equipment
Lear Corp.,
Gtd. Notes
8.75%	12/01/16	B3	50	47,625

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
5.75%	09/08/11	Baa1	100	100,138

Automotive — 0.6%
Ford Motor Credit Co.,
Notes
7.875%	06/15/10	B1	445	444,914
General Motors Corp.,
Notes
7.20%	01/15/11	Caa1	315	302,794
General Motors Nova Scotia Finance Co.,
Gtd. Notes (Canada)
6.85%	10/15/08	Caa1	75	74,625
Visteon Corp.,
Sr. Notes
7.00%	03/10/14	Caa2	40	34,500

				856,833

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Banks — 0.1%
Kazkommerts International BV, (Netherlands)
Bank Gtd. Notes, 144A
7.875%	04/07/14	Baa2	$95	$93,936
Gtd. Notes, 144A
7.00%	11/03/09	Baa2	40	40,152

				134,088

Building Materials & Construction — 0.2%
Goodman Global Holdings, Inc.,
Gtd. Notes
8.36%(c)	06/15/12	B1	45	45,338
K Hovnanian Enterprises, Inc.,
Gtd. Notes
7.50%	05/15/16	Ba3	50	45,500
KB Home,
Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	81,600
Nortek, Inc.,
Sr. Sub. Notes
8.50%	09/01/14	B3	50	47,625

				220,063

Business Services — 0.1%
Mobile Mini, Inc.,
Sr. Notes, 144A
6.875%	05/01/15	B1	100	97,000

Cable — 0.6%
Charter Communications Holdings I LLC,
Gtd. Notes
11.00%	10/01/15	NR	3	3,124
Sec’d. Notes
11.00%	10/01/15	Caa2	170	177,437
Zero Coupon (until 5/15/11),
Gtd. Notes
11.75%(v)	05/15/14	Caa3	150	147,375
Charter Communications Holdings II LLC,
Gtd. Notes
10.25%	10/01/13	NR	44	47,080
Sr. Notes
10.25%	09/15/10	Caa2	100	104,500
Sr. Sec`d. Notes
10.25%	09/15/10	Caa2	75	78,281
Charter Communications Operating LLC,
Sr. Notes, 144A
8.00%	04/30/12	B3	20	20,250
CSC Holdings, Inc.,
Debs., 144A
8.125%	08/15/09	B2	50	51,000
Sr. Notes
7.875%	12/15/07	B2	24	24,150
8.125%	07/15/09	B2	150	153,000
Mediacom Broadband LLC,
Sr. Notes, 144A
8.50%	10/15/15	B3	25	25,125

				831,322

SEE NOTES TO FINANCIAL STATEMENTS.

A5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Capital Goods — 1.1%
Actuant Corp.,
Sr. Notes, 144A
6.875%	06/15/17	Ba2	$50	$49,500
ALH Finance LLC,
Gtd. Notes
8.50%	01/15/13	B3	50	49,625
Allied Waste North America, Inc.,
Sec’d. Notes
5.75%	02/15/11	B1	60	57,075
Sr. Notes
7.875%	04/15/13	B1	50	50,563
Ashtead Capital, Inc.,
Notes, 144A
9.00%	08/15/16	B3	100	104,750
Baldor Electric Co.,
Gtd. Notes
8.625%	02/15/17	B3	50	52,875
Blount, Inc.,
Sr. Sub. Notes
8.875%	08/01/12	B2	125	126,250
Case New Holland, Inc.,
Gtd. Notes
9.25%	08/01/11	Ba3	125	131,025
Columbus Mckinnon Corp.,
Sr. Sub. Notes
8.875%	11/01/13	B2	75	79,312
Invensys PLC,
Sr. Unsec`d. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	7	7,490
Johnson Diversified Holdings, Inc.,
Disc. Notes, Zero Coupon (until 05/15/07)
10.67%(v)	05/15/13	Caa1	75	77,625
Manitowoc Co., Inc., (The),
Gtd. Notes
10.50%	08/01/12	B1	97	102,335
RBS Global, Inc. / Rexnord Corp.,
Gtd. Notes
9.50%	08/01/14	B3	100	102,500
Rental Service Corp.,
Bonds, 144A
9.50%	12/01/14	Caa1	75	76,500
Stena AB / Capital Corp.,
Sr. Notes (Sweden)
7.50%	11/01/13	Ba3	125	126,250
Terex Corp.,
Gtd. Notes
7.375%	01/15/14	B1	75	75,000
United Rentals North America, Inc.,
Gtd. Notes
6.50%	02/15/12	B1	100	98,250
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba3	125	122,812

				1,489,737

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Chemicals — 0.6%
Equistar Chemicals LP / Equistar Funding Corp.,
Notes
8.75%	02/15/09	B1	$75	$77,625
Sr. Notes
10.625%	05/01/11	B1	31	32,627
Huntsman LLC,
Gtd. Notes
11.625%	10/15/10	Ba1	150	161,250
Koppers, Inc.,
Gtd. Notes
9.875%	10/15/13	B2	102	108,885
Lyondell Chemical Co.,
Gtd. Notes
8.25%	09/15/16	B1	75	78,375
10.50%	06/01/13	Ba2	75	81,000
Momentive Performance Materials, Inc.,
Gtd. Notes, 144A
9.75%	12/01/14	B3	75	75,750
Sr. Sub. Notes
11.50%	12/01/16	Caa2	25	25,250
Mosaic Co. (The),
Sr. Notes, 144A
7.375%	12/01/14	B1	25	25,250
7.625%	12/01/16	B1	25	25,562
Nalco Co.,
Sr. Sub. Notes
8.875%	11/15/13	B3	5	5,188
Sr. Unsec`d. Notes
7.75%	11/15/11	B1	140	141,050

				837,812

Consumer — 0.4%
Levi Strauss & Co.,
Sr. Unsub. Notes
9.75%	01/15/15	B2	75	80,250
Mac-Gray Corp.,
Sr. Unsec`d. Notes
7.625%	08/15/15	B2	50	50,250
Playtex Products, Inc.,
Gtd. Notes
9.375%	06/01/11	Caa1	100	102,750
Service Corp. International,
Sr. Notes
7.00%	06/15/17	B1	50	47,625
Sr. Unsec`d. Notes
6.50%	03/15/08	B1	200	199,948
7.375%	10/01/14	B1	25	25,125
Travelport LLC,
Gtd. Notes
11.875%	09/01/16	Caa1	30	33,488

				539,436

Diversified Financial Services — 0.2%
Petroleum Export Ltd., (Cayman Islands)
Sr. Notes, 144A
4.623%	06/15/10	Aaa	67	65,809
4.633%	06/15/10	Aaa	133	131,619

SEE NOTES TO FINANCIAL STATEMENTS.

A6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Petroplus Finance Ltd.,
Gtd. Notes (Bermuda)
6.75%	05/01/14	B1	$75	$72,187

				269,615

Electric — 1.4%
AES Corp., (The),
Sr. Notes
9.375%	09/15/10	B1	275	292,531
9.50%	06/01/09	B1	25	26,125
AES Eastern Energy LP,
Pass-Through Certificates
9.00%	01/02/17	Ba1	35	39,401
Aquila Canada Finance Corp.,
Gtd. Notes (Canada)
7.75%	06/15/11	Ba3	40	42,261
Aquila, Inc.,
Sr. Notes
9.95%	02/01/11	Ba3	3	3,235
CMS Energy Corp.,
Sr. Notes
7.50%	01/15/09	Ba1	70	71,957
8.50%	04/15/11	Ba1	50	53,181
Dynegy Holdings, Inc.,
Sr. Notes, 144A
7.50%	06/01/15	B2	50	47,063
Sr. Unsec`d. Notes
8.375%	05/01/16	B2	100	97,750
Edison Mission Energy,
Sr. Unsec`d. Notes
7.75%	06/15/16	B1	50	49,750
Empresa Nacional de Electricidad SA,
Unsub. Notes (Chile)
8.625%	08/01/15	Baa3	55	63,235
Homer City Funding LLC,
Gtd. Notes
8.137%	10/01/19	Ba2	44	46,375
Midwest Generation LLC,
Pass-Through Certificates
8.30%	07/02/09	Ba2	114	116,052
8.56%	01/02/16	Ba2	71	75,659
Mirant North America LLC,
Gtd. Notes
7.375%	12/31/13	Ba2	125	127,813
Nevada Power Co.,
General Refinance Mortgage
6.50%	04/15/12	Ba1	50	50,916
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1	75	75,281
7.375%	02/01/16	B1	185	185,463
NSG Holdings LLC,
Sec`d. Notes, 144A
7.75%	12/15/25	Ba2	125	126,250
Orion Power Holdings, Inc.,
Sr. Unsec`d. Notes
12.00%	05/01/10	B2	40	45,200

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Electric (cont’d.)
Reliant Energy, Inc.,
Sr. Notes
7.875%	06/15/17	B3	$150	$145,875
Sierra Pacific Resources,
Sr. Unsec`d. Notes
8.625%	03/15/14	B1	40	42,932
TECO Energy, Inc.,
Sr. Notes
7.50%	06/15/10	Ba1	25	26,007
TXU Corp.,
Sr. Unsec`d. Notes
6.50%	11/15/24	Ba1	50	41,343

				1,891,655

Electronic Components
NXP BV / NXP Funding LLC,
Gtd. Notes
9.50%	10/15/15	B2	25	24,625
Sec’d. Notes
7.875%	10/15/14	Ba2	40	39,400

				64,025

Energy – Other — 0.7%
Chesapeake Energy Corp.,
Gtd. Notes
6.375%	06/15/15	Ba2	200	190,750
Compagnie Generale de Geophysique Veritas,
Gtd. Notes (France)
7.50%	05/15/15	Ba3	25	25,000
Forest Oil Corp.,
Sr. Unsec`d. Notes
8.00%	06/15/08	B1	40	40,500
Hanover Compressor Co.,
Gtd. Notes
7.50%	04/15/13	B2	100	100,500
Newfield Exploration Co.,
Sr. Sub. Notes
6.625%	04/15/16	Ba3	125	120,312
OPTI Canada, Inc.,
Gtd. Notes, 144A (Canada)
8.25%	12/15/14	B1	50	50,750
Parker Drilling Co.,
Sr. Notes
9.625%	10/01/13	B2	80	85,400
Petrohawk Energy Corp.,
Gtd. Notes
9.125%	07/15/13	B3	75	79,313
Pioneer Natural Resources Co.,
Sr. Notes
5.875%	07/15/16	Ba1	70	62,909
Sr. Unsec`d. Notes
6.65%	03/15/17	Ba1	25	23,658
Plains Exploration & Production Co.,
Gtd. Notes
7.00%	03/15/17	B1	115	108,962
Pogo Producing Co.,
Sr. Sub. Notes
6.875%	10/01/17	B1	25	24,813

SEE NOTES TO FINANCIAL STATEMENTS.

A7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Energy – Other (cont’d.)
Swift Energy Co.,
Gtd. Notes
7.125%	06/01/17	B1		$50	$47,625
Tesoro Corp.,
Gtd. Notes
6.625%	11/01/15	Ba1		25	24,750

					985,242

Financial – Bank & Trust — 1.0%
Export-Import Bank of Korea,
Notes, 144A (Korea)
5.57%(c)	10/04/11	Aa3		200	200,035
Rabobank Nederland,
Notes (Netherlands)
0.20%	06/20/08	Aaa	JPY	137,000	1,105,330
VTB Capital SA,
Sr. Notes, 144A (Luxembourg)
5.955%(c)	08/01/08	A2		100	100,100

					1,405,465

Financial Services — 1.5%
Bank of America Corp.,
Sr. Notes
5.62%(c)	10/14/16	Aa1		400	401,418
CitiFinancial, Inc.,
Notes
6.625%	06/01/15	Aa1		100	104,682
General Motors Acceptance Corp.,
Notes
6.75%	12/01/14	Ba1		30	28,730
6.875%	09/15/11	Ba1		225	221,322
Unsub. Notes
6.875%	08/28/12	Ba1		235	229,671
Idearc, Inc.,
Gtd. Notes, 144A
8.00%	11/15/16	B2		65	65,650
Pemex Project Funding Master Trust,
Gtd. Notes
9.25%	03/30/18	Baa1		250	311,250
SLM Corp.,
Unsec`d. Notes
5.33%(c)	04/14/08	A2		600	599,196

					1,961,919

Food — 0.5%
Ahold Finance USA, Inc.,
Gtd. Notes
6.875%	05/01/29	Ba1		20	20,598
8.25%	07/15/10	Ba1		25	26,696
Albertson’s, Inc.,
Debs.
7.45%	08/01/29	B1		75	73,150
Sr. Notes
7.50%	02/15/11	B1		25	25,896
Sr. Unsec`d. Notes
8.70%	05/01/30	B1		25	27,454
Aramark Corp.,
Sr. Notes, 144A
8.50%	02/01/15	B3		125	127,187

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Food (cont’d.)
Carrols Corp.,
Gtd. Notes
9.00%	01/15/13	Caa1	$50	$49,250
Del Monte Corp.,
Sr. Sub. Notes
8.625%	12/15/12	B2	35	36,138
Dole Foods Co., Inc.,
Gtd. Notes
7.25%	06/15/10	Caa1	35	33,775
Sr. Notes
8.625%	05/01/09	Caa1	8	7,980
National Beef Packaging Co. LLC,
Sr. Unsec`d. Notes
10.50%	08/01/11	Caa1	50	52,000
Smithfield Foods, Inc.,
Sr. Unsec`d. Notes
8.00%	10/15/09	Ba3	70	72,100
Stater Brothers Holdings,
Sr. Notes
8.125%	06/15/12	B2	25	25,188
Sr. Notes, 144A
7.75%	04/15/15	B2	50	50,125
SUPERVALU, Inc.
Sr. Unsec`d. Notes
7.50%	11/15/14	B1	50	51,250

				678,787

Gaming — 1.1%
Boyd Gaming Corp.,
Sr. Sub. Notes
6.75%	04/15/14	Ba3	20	19,600
CCM Merger, Inc.,
Notes, 144A
8.00%	08/01/13	B3	125	124,375
Fontainebleau Las Vegas, Mortgage Backed, 144A
10.25%	06/15/15	Caa1	75	73,875
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	50	48,437
5.625%	06/01/15	Baa3	60	48,900
6.50%	06/01/16	Baa3	25	20,875
Mandalay Resort Group,
Sr. Unsec`d. Notes
10.25%	08/01/07	B1	300	300,750
MGM Mirage,
Gtd. Notes
6.00%	10/01/09	Ba2	255	252,769
6.625%	07/15/15	Ba2	80	72,700
6.875%	04/01/16	Ba2	50	46,000
7.50%	06/01/16	Ba2	100	94,875
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes
8.00%	04/01/12	Ba2	70	72,275
Park Place Entertainment Corp.,
Gtd. Notes
8.125%	05/15/11	Ba1	30	31,313

SEE NOTES TO FINANCIAL STATEMENTS.

A8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Gaming (cont’d.)
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	B3	$25	$25,219
Snoqualmie Entertainment Authority,
Sec`d. Notes, 144A
9.14%(c)	02/01/14	B3	25	25,250
Station Casinos, Inc.,
Sr. Notes
6.00%	04/01/12	Ba2	170	159,800

				1,417,013

Healthcare & Pharmaceuticals — 1.2%
Accellent, Inc.,
Gtd. Notes
10.50%	12/01/13	Caa1	150	148,875
Advanced Medical Optics, Inc.,
Sr. Sub. Notes, 144A
7.50%	05/01/17	B1	30	28,350
Alliance Imaging, Inc.,
Sr. Sub. Notes
7.25%	12/15/12	B3	75	72,750
Community Health Systems, Inc.,
Sr. Notes, 144A
8.875%	07/15/15	B3	150	152,062
Elan Finance PLC,
Gtd. Notes (Ireland)
9.36%(c)	11/15/11	B3	30	30,150
Fresenius Medical Care Capital Trust II,
Gtd. Notes
7.875%	02/01/08	B1	150	150,750
Hanger Orthopedic Group, Inc.,
Gtd. Notes
10.25%	06/01/14	Caa1	75	80,625
HCA, Inc.,
Notes, 144A, MTN
9.00%	12/15/14	Caa1	50	50,846
Sec`d. Notes, 144A
9.25%	11/15/16	B2	250	266,250
Sec`d. Notes, PIK, 144A
9.625%	11/15/16	B2	225	241,875
MedQuest, Inc.,
Gtd. Notes
11.875%	08/15/12	Caa1	15	12,075
PTS Acquisition Corp.,
Sr. Notes, PIK, 144A
9.50%	04/15/15		75	73,688
Res-Care, Inc.,
Sr. Notes
7.75%	10/15/13	B1	100	102,500
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3	20	17,900
Surgical Care Affiliates, Inc.,
Sr. Sub. Notes, 144A
10.00%	07/15/17	Caa1	50	49,750

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value (Note 2)

CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d.)
Tenet Healthcare Corp.,
Sr. Unsec`d. Notes
9.25%	02/01/15	Caa1		$25	$23,750
Viant Holdings, Inc.,
Gtd. Notes, 144A
10.125%	07/15/17	Caa1		58	58,290
Warner Chilcott Corp.,
Gtd. Notes
8.75%	02/01/15	Caa1		46	47,265

					1,607,751

Healthcare – Services — 0.9%
Lifepoint Hospitals, Inc.,
Sr. Sub. Notes, CVT
3.50%	05/15/14	B(d)		1,000	1,015,000
Omega Healthcare Investors, Inc.,
Gtd. Notes
7.00%	04/01/14	Ba3		50	49,750
Skilled HealthCare Group,
Gtd. Notes
11.00%	01/15/14	Caa1		78	86,190
Sun Healthcare Group, Inc.,
Sr. Sub. Notes, 144A
9.125%	04/15/15	B3		100	104,000

					1,254,940

Insurance — 0.4%
ASIF III Jersey Ltd.,
Sec`d. Notes (Japan)
0.95%	07/15/09	Aa2	JPY	60,000	484,035

Lodging — 0.1%
Felcor Lodging LP,
Gtd. Notes
8.50%	06/01/11	Ba3		50	52,562
Gaylord Entertainment Co.,
Gtd. Notes
8.00%	11/15/13	B3		25	25,344
Royal Caribbean Cruises Ltd.,
Sr. Notes (Liberia)
8.00%	05/15/10	Ba1		50	52,414

					130,320

Media — 0.7%
Quebecor World, Inc.,
Sr. Notes, 144A (Canada)
9.75%	01/15/15	B2		25	25,312
Time Warner, Inc.,
Gtd. Notes
5.59%(c)	11/13/09	Baa2		800	800,769
Univision Communications, Inc.,
Sr. Notes, PIK, 144A
9.75%	03/15/15	B3		100	98,750

					924,831

SEE NOTES TO FINANCIAL STATEMENTS.

A9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Media & Entertainment — 1.1%
AMC Entertainment, Inc.,
Gtd. Notes
8.625%	08/15/12	Ba3	$75	$78,187
11.00%	02/01/16	B2	35	38,675
Sr. Sub. Notes
8.00%	03/01/14	B2	35	34,300
Cinemark, Inc.,
Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75%(v)	03/15/14	B3	75	68,250
Clear Channel Communications, Inc.,
Debs.
6.875%	06/15/18	Baa3	25	21,955
Sr. Notes
4.90%	05/15/15	Baa3	100	80,716
5.75%	01/15/13	Baa3	75	67,530
CSC Holdings, Inc.,
Sr. Unsec`d. Notes
6.75%	04/15/12	B2	50	47,500
Dex Media West LLC / Dex Media Finance Co.,
Gtd. Notes
9.875%	08/15/13	B2	159	170,130
Dex Media, Inc.,
Sr. Unsec`d. Notes
8.00%	11/15/13	B3	70	71,050
DirecTV Holdings LLC,
Gtd. Notes
6.375%	06/15/15	Ba3	52	48,880
Echostar DBS Corp.,
Gtd. Notes
6.625%	10/01/14	Ba3	50	47,750
7.125%	02/01/16	Ba3	150	146,625
Medianews Group, Inc.,
Sr. Sub. Notes
6.875%	10/01/13	B2	75	64,500
Morris Publishing Group LLC,
Gtd. Notes
7.00%	08/01/13	B1	25	21,875
Nielsen Finance LLC / Nielsen Finance Co.,
Sr. Notes, 144A
10.00%	08/01/14	Caa1	25	26,438
Primedia, Inc.,
Gtd. Notes
10.735%(c)	05/15/10	B2	75	77,344
R.H. Donnelley Corp.,
Sr. Notes
8.875%	01/15/16	B3	25	26,000
R.H. Donnelley Finance Corp.,
Gtd. Notes, 144A
10.875%	12/15/12	B2	150	159,937
Universal City Florida Holding Co.,
Sr. Notes
8.375%	05/01/10	B3	75	76,688
Vertis, Inc.,
Gtd. Notes
9.75%	04/01/09	B1	55	55,825

				1,430,155

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Metals — 0.8%
Aleris International, Inc.,
Sr. Notes, PIK, 144A
9.00%	12/15/14	B3	$25	$25,219
10.00%	12/15/16	Caa1	50	49,625
Arch Western Finance LLC,
Gtd. Notes
6.75%	07/01/13	B1	50	48,000
Century Aluminum Co.,
Gtd. Notes
7.50%	08/15/14	B1	75	75,656
Chaparral Steel Co.,
Gtd. Notes
10.00%	07/15/13	B1	100	109,125
CSN Islands VII Corp.,
Gtd. Notes, 144A (Cayman Islands)
10.75%	09/12/08	BB(d)	80	84,000
FMG Finance Pty Ltd.,
Sec`d. Notes, 144A (Australia)
10.00%	09/01/13	Ba3	40	44,600
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec`d. Notes
8.375%	04/01/17	Ba3	100	106,750
Gerdau Ameristeel Corp. / Gusap Partners,
Gtd. Notes (Canada)
10.375%	07/15/11	Ba2	100	105,500
Ispat Inland ULC,
Sec`d. Notes (Canada)
9.75%	04/01/14	Baa3	84	93,099
Metals USA, Inc.,
Sec`d. Notes
11.125%	12/01/15	B3	125	136,250
Mueller Water Products,
Sr. Sub. Notes, 144A
7.375%	06/01/17	B3	45	44,622
Novelis, Inc.,
Gtd. Notes (Canada)
7.25%	02/15/15	B3	50	51,313
PNA Group, Inc.,
Sr. Notes(g)
10.75%	09/01/16	B3	75	81,750
Ryerson Tull, Inc.,
Gtd. Notes
8.25%	12/15/11	B3	45	45,225

				1,100,734

Oil, Gas & Consumable Fuels — 0.1%
Williams Partners LP / Williams Partners Finance Co.,
Gtd. Notes
7.25%	02/01/17	Ba3	100	100,500

Packaging — 0.5%
Ball Corp.,
Gtd. Notes
6.625%	03/15/18	Ba1	50	48,000

SEE NOTES TO FINANCIAL STATEMENTS.

A10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Packaging (cont’d.)
Berry Plastics Holding Corp.,
Sec`d. Notes
8.875%	09/15/14	B3	$75	$75,938
Crown Americas LLC / Crown Americas Capital Corp.,
Gtd. Notes
7.625%	11/15/13	B1	100	101,000
7.75%	11/15/15	B1	75	75,375
Exopac Holding Corp.,
Gtd. Notes
11.25%	02/01/14	B3	50	52,750
Graham Packaging Co., Inc.,
Gtd. Notes
8.50%	10/15/12	Caa1	60	60,375
9.875%	10/15/14	Caa1	25	25,281
Greif, Inc.,
Sr. Unsec’d. Notes
6.75%	02/01/17	Ba2	50	48,875
Owens Brockway Glass Container, Inc.,
Gtd. Notes
8.75%	11/15/12	Ba2	115	120,175
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	90	87,975

				695,744

Paper — 0.5%
Abitibi-Consolidated, Inc.,
Notes (Canada)
5.25%	06/20/08	B3	50	49,000
Cascades, Inc.,
Sr. Notes (Canada)
7.25%	02/15/13	Ba3	85	82,662
Catalyst Paper Corp.,
Gtd. Notes (Canada)
8.625%	06/15/11	B2	85	82,237
Cellu Tissue Holdings, Inc.,
Sec’d. Notes
9.75%	03/15/10	B2	75	74,437
Domtar, Inc.,
Notes
7.875%	10/15/11	B2	25	25,594
Georgia-Pacific Corp.,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	50	48,000
Notes
8.125%	05/15/11	B2	30	30,638
Graphic Packaging International Corp.,
Gtd. Notes
8.50%	08/15/11	B2	50	51,125
Sr. Unsec`d. Notes
9.50%	08/15/13	B3	50	51,938
Norampac, Inc.,
Gtd. Notes (Canada)
6.75%	06/01/13	Ba3	30	28,613
Smurfit-Stone Container Enterprises, Inc.,
Sr. Unsec’d. Notes
8.00%	03/15/17	B3	50	48,500

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Paper (cont’d.)
Stone Container Finance,
Gtd. Notes (Canada)
7.375%	07/15/14	B3	$70	$67,200
Verso Paper Holdings LLC,
Sec`d. Notes, 144A
9.106%(c)	08/01/14	B2	25	25,500

				665,444

Pipelines & Other — 1.5%
AmeriGas Partners LP / AmeriGas Eagle Finance Co.,
Sr. Notes
7.125%	05/20/16	B1	50	49,125
Sr. Unsec’d. Notes
7.25%	05/20/15	B1	13	12,870
El Paso Corp.,
Sr. Notes, MTN
7.75%	01/15/32	Ba3	75	75,548
Sr. Unsec`d. Notes
7.00%	05/15/11	Ba3	250	254,896
7.80%	08/01/31	Ba3	100	101,266
Inergy LP Inergy Finance Corp.,
Sr. Unsec`d. Notes
6.875%	12/15/14	B1	50	47,375
Kinder Morgan Finance Co. ULC, (Canada)
Gtd. Notes
5.70%	01/05/16	Ba2	25	23,042
6.40%	01/05/36	Ba2	50	44,186
Pacific Energy Partners LP / Pacific Energy Finance Corp.,
Sr. Notes
7.125%	06/15/14	Baa3	25	25,866
Pemex Project Funding Master Trust,
Gtd. Notes
8.625%	02/01/22	Baa1	250	307,460
Targa Resources, Inc.,
Gtd. Notes, 144A
8.50%	11/01/13	B3	125	126,875
Transocean, Inc.,
Unsec`d. Notes
5.56%(c)	09/05/08	Baa1	200	200,131
Williams Cos., Inc.,
Notes, 144A
6.375%	10/01/10	Ba2	350	350,875
Sr. Notes
7.625%	07/15/19	Ba2	25	26,375
Sr. Unsec`d. Notes
7.125%	09/01/11	Ba2	225	230,625
7.875%	09/01/21	Ba2	40	43,000
8.125%	03/15/12	Ba2	65	68,981

				1,988,496

Real Estate — 0.3%
Realogy Corp.,
Sr. Notes
12.375%	04/15/15	Caa2	325	296,562
Sr. Sub. Notes
10.50%	04/15/14	Caa1	50	47,625

				344,187

SEE NOTES TO FINANCIAL STATEMENTS.

A11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Real Estate Investment Trusts — 0.4%
Host Marriott LP,
Gtd. Notes
7.00%	08/15/12	Ba1	$100	$100,125
7.125%	11/01/13	Ba1	85	84,894
Sec`d. Notes
6.75%	06/01/16	Ba1	75	73,500
iStar Financial, Inc.,
Sr. Unsec`d. Notes
5.80%	03/15/11	Baa2	100	99,589
Nationwide Health Properties, Inc.,
Unsec`d. Notes
6.50%	07/15/11	Baa3	100	101,619
Senior Housing Properties Trust,
Sr. Notes
7.875%	04/15/15	Ba2	83	85,905
Sr. Unsec`d. Notes
8.625%	01/15/12	Ba2	50	53,500

				599,132

Retailers — 0.3%
Couche-Tard Finance Corp.,
Sr. Sub. Notes
7.50%	12/15/13	Ba2	25	25,187
GSC Holdings Corp.,
Gtd. Notes
8.00%	10/01/12	Ba3	75	78,375
Michaels Stores, Inc.,
Sr. Notes
10.00%	11/01/14	B2	50	51,250
Neiman Marcus Group, Inc.,
Gtd. Notes, PIK
9.00%	10/15/15	B2	45	48,150
Pantry, Inc., (The),
Gtd. Notes
7.75%	02/15/14	B3	55	53,625
Rite Aid Corp.,
Sec’d. Notes
8.125%	05/01/10	B3	175	176,969
Susser Holdings LLC,
Gtd. Notes
10.625%	12/15/13	B2	36	39,060

				472,616

Services Cyclical – Rental Equipment — 0.2%
Hertz Corp.,
Gtd. Notes
8.875%	01/01/14	B1	155	161,587
Williams Scotsman, Inc.,
Gtd. Notes
8.50%	10/01/15	B2	80	82,600

				244,187

Technology — 0.7%
Amkor Technology, Inc.,
Sr. Notes
7.125%	03/15/11	B1	25	24,250

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Technology (cont’d.)
Avago Technologies Finance, (Singapore)
Gtd. Notes
10.125%	12/01/13	B2	$85	$90,525
11.875%	12/01/15	Caa1	30	33,525
Flextronics International Ltd.,
Sr. Sub. Notes (Singapore)
6.25%	11/15/14	Ba2	50	45,500
Freescale Semiconductor, Inc.,
Sr. Notes, 144A
8.875%	12/15/14	B1	75	71,625
Sr. Notes, PIK, 144A
9.125%	12/15/14	B1	275	258,500
Iron Mountain, Inc.,
Gtd. Notes
8.625%	04/01/13	B3	95	95,238
Nortel Networks Corp.,
Gtd. Notes, 144A (Canada)
4.25%	09/01/08	B3	25	24,656
Nortel Networks Ltd.,
Gtd. Notes (Canada)
10.125%	07/15/13	B3	25	26,813
Open Solutions, Inc.,
Sr. Sub. Notes, 144A
9.75%	02/01/15	Caa1	50	50,500
Sensata Technologies BV,
Gtd. Notes (Netherlands)
8.00%	05/01/14	Caa1	75	72,375
Serena Software, Inc.,
Gtd. Notes
10.375%	03/15/16	Caa1	95	102,362
Xerox Corp.,
Gtd. Notes
6.40%	03/15/16	Baa3	50	50,308

				946,177

Telecommunications — 2.8%
Alltel Corp.,
Sr. Notes
7.875%	07/01/32	A2	25	21,179
BellSouth Corp.,
Sr. Unsec`d. Notes
5.46%(c)	08/15/08	A2	200	200,152
Centennial Communications Corp.,
Sr. Notes
10.00%	01/01/13	Caa1	25	26,813
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	01/15/14	B2	45	45,450
Citizens Communications Co.,
Notes
9.25%	05/15/11	Ba2	75	81,000
Sr. Unsec`d. Notes
6.25%	01/15/13	Ba2	40	38,350
9.00%	08/15/31	Ba2	15	15,450
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	Caa1	50	51,625

SEE NOTES TO FINANCIAL STATEMENTS.

A12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Dobson Cellular Systems, Inc.,
Sec’d. Notes
8.375%	11/01/11	Ba2	$50	$52,250
Dobson Communications Corp.,
Sr. Notes
9.606%(c)	10/15/12	Caa1	10	10,200
Hawaiian Telcom Communications, Inc.,
Gtd. Notes
12.50%	05/01/15	Caa1	50	56,750
Intelsat Bermuda Ltd.,
Gtd. Notes
9.25%	06/15/16	B2	25	26,563
11.25%	06/15/16	Caa1	75	84,000
Intelsat Subsidiary Holding Co. Ltd.,
Sr. Notes (Bermuda)
8.25%	01/15/13	B2	140	142,100
Level 3 Financing, Inc.,
Gtd. Notes
9.25%	11/01/14	B3	25	25,250
12.25%	03/15/13	B3	175	200,812
Sr. Notes, 144A
8.75%	02/15/17	B3	50	49,437
MetroPCS Wireless, Inc.,
Sr. Notes, 144A
9.25%	11/01/14	Caa1	50	51,625
Nordic Telephone Co. Holdings ApS,
Sec`d. Notes, 144A (Denmark)
8.875%	05/01/16	B2	90	95,400
PAETEC Holding Corp.,
Sr. Notes, 144A
9.50%	07/15/15	Caa1	25	25,313
Qwest Communications International, Inc.,
Debs.
6.875%	09/15/33	Ba1	100	93,750
Notes
8.875%	03/15/12	Ba1	25	26,938
Sr. Notes
7.625%	06/15/15	Ba1	515	531,737
7.875%	09/01/11	Ba1	175	182,437
Sr. Unsec’d Notes
7.50%	10/01/14	Ba1	50	51,250
7.50%	06/15/23	Ba1	100	100,000
Rogers Wireless, Inc.,
Sec’d. Notes (Canada)
9.625%	05/01/11	Baa3	95	106,903
Rural Cellular Corp.,
Sr. Unsec`d. Notes
9.875%	02/01/10	B3	45	47,025
Sprint Capital Corp.,
Gtd. Notes
8.375%	03/15/12	Baa3	1,000	1,089,393
Time Warner Telecom Holdings, Inc.,
Gtd. Notes
9.25%	02/15/14	B3	25	26,500

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Windstream Corp.,
Gtd. Notes
7.00%	03/15/19	Ba3	$150	$143,250
8.625%	08/01/16	Ba3	100	105,750

				3,804,652

Tobacco — 0.1%
Reynolds American, Inc.,
Bonds
6.75%	06/15/17	Ba1	25	25,351
Gtd. Notes
6.50%	07/15/10	Ba1	25	25,415
7.625%	06/01/16	Ba1	55	58,233

				108,999

Transportation
Avis Budget Car Rental,
Sr. Notes
7.625%	05/15/14	Ba3	30	30,300

Utilities — 0.1%
Edison Mission Energy,
Sr. Notes
7.00%	05/15/17	B1	100	94,250

Waste Management — 0.1%
Allied Waste North America,
Gtd. Notes
9.25%	09/01/12	B1	139	145,776

TOTAL CORPORATE BONDS (cost $31,612,298)				31,943,463

U.S. GOVERNMENT MORTGAGE – BACKED OBLIGATIONS — 21.3%
Federal Home Loan Mortgage Corp.
5.50%	TBA		2,000	1,874,376
5.50%	TBA		2,150	2,073,406
Federal National Mortgage Assoc.
4.00%	08/01/18-06/01/20		5,567	5,167,493
4.50%	03/01/35-09/01/35		4,228	3,848,294
4.976%(c)	02/01/36		366	364,565
5.00%	01/01/19-06/01/37		2,228	2,095,826
5.50%	02/01/35-06/01/36		5,112	4,930,437
5.626%(c)	05/01/36		179	180,135
6.00%	11/01/32-10/01/36		1,871	1,851,056
6.253%(c)	08/01/29		31	31,583
6.50%	06/01/18-11/01/36		2,222	2,248,035
6.875%	08/01/09		919	934,101
Government National Mortgage Assoc.
5.00%	TBA		3,000	2,836,875
5.375%(c)	04/20/27		75	75,710
5.75%(c)	08/20/24		7	6,863
6.125%	10/20/27		25	25,432
6.125%(c)	11/20/29		29	29,551
8.00%	08/20/31		5	5,046

SEE NOTES TO FINANCIAL STATEMENTS.

A13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)

U.S. GOVERNMENT MORTGAGE – BACKED OBLIGATIONS (Continued)
Government National Mortgage Assoc. (cont’d.)
8.50%	02/20/26-04/20/31		$30		$31,079
8.50%	04/20/26		—	(r)	1,022

TOTAL U.S. GOVERNMENT MORTGAGE –BACKED OBLIGATIONS (cost $29,166,774)					28,610,885

U.S. TREASURY OBLIGATIONS — 3.8%
United States Inflation Index Bonds,
TIPS
0.875%	04/15/10		1,100		1,139,731
2.00%	07/15/14		200		210,511
2.00%	01/15/16		100		98,872
2.375%	04/15/11		200		205,984
2.375%	01/15/17		900		900,575
2.50%	07/15/16		100		101,201
United States Treasury Notes
3.375%	02/15/08		200		197,984
4.25%	08/15/15		50		47,441
4.375%	11/15/08		200		198,359
4.50%	11/15/15		300		289,359
4.625%	12/31/11		400		395,031
4.625%	02/29/12		600		592,313
4.75%	01/31/12		100		99,250
4.875%	04/30/11		300		299,555
5.125%	05/15/16		300		301,688

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,072,450)					5,077,854

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1
7.59%	01/01/20		155		161,474
Series 2000-P10A, Class 1
8.017%	02/10/10		67		69,436

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $221,990)					230,910

		Moody’s Ratings
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 23A2
5.381%(c)	05/25/35	Aaa	161		159,875
Countrywide Alternative Loan Trust,
Series 2006-0A7, Class A1A
5.50%(c)	01/25/46	Aaa	184		184,339
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
6.427%(c)	07/25/44	Aaa	587		591,228

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Freddie Mac,
Series 2266, Class F
5.77%(c)	11/15/30	Aaa		$12	$12,529
Series 2888, Class ZG
4.50%	11/15/19	Aaa			94,470
Series 3010, Class WB
4.50%	07/15/20	Aaa		1,000	907,233
Government National Mortgage Assoc.,
Series 2000-15, Class Z
7.50%	02/20/30	Aaa		256	260,608
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40%(c)	10/25/46	Aaa		174	173,761
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
5.40%(c)	09/25/36	Aaa		141	141,561
Merrill Lynch Floating Trust,
Series 2006-1, Class A1, 144A
5.39%(c)	06/15/22	Aaa		178	178,000
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1
5.60%(c)	05/25/35	Aaa		451	451,330
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
5.44%(c)	04/25/36	Aaa		200	199,658
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.227%(c)	11/25/42	Aaa		110	110,332
Series 2003-R1, Class A1
5.86%(c)	12/25/27	Aaa		639	639,260
Series 2005-AR13, Class A1A1
5.61%(c)	10/25/45	Aaa		140	140,232
Series 2005-AR6, Class 2AB1
5.51%(c)	04/25/45	Aaa		75	74,646
Series 2006-AR17, Class 2A
5.799%(c)	12/25/46	Aaa		192	192,332
Series 2006-AR17, Class1A1A
5.837%(c)	12/25/46	Aaa		168	168,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,618,492)					4,679,680

FOREIGN GOVERNMENT BONDS — 1.8%
Development Bank of Japan (Japan)
1.75%	06/21/10	Aaa	JPY	10,000	82,475
Republic of Panama (Panama)
9.625%	02/08/11	Ba1		150	168,000
United Kingdom Treasury Stock (United Kingdom)
4.25%	03/07/11	Aaa	GBP	300	572,044
5.00%	03/07/12	Aaa	GBP	100	195,088
5.00%	09/07/14	Aaa	GBP	700	1,355,286

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,331,487)					2,372,893

ASSET-BACKED SECURITIES — 0.5%
Arkle Master Issuer PLC,
Series 2006-1A, Class 1A
5.30%(c)	11/17/07	Aaa		200	199,938

SEE NOTES TO FINANCIAL STATEMENTS.

A14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)

ASSET-BACKED SECURITIES (Continued)
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
5.595%(c)	09/25/34	Aaa	$36	$36,372
Ford Credit Auto Owner Trust, Series 2006-A, Class A2B
5.33%(c)	09/15/08	Aaa	20	20,337
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
5.10%	09/18/08	Aaa	119	118,695
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
5.18%	08/15/08	Aaa	170	170,078
WFS Financial Owner Trust, Series 2005-1, Class A3
3.59%	10/19/09	Aaa	195	193,737

TOTAL ASSET-BACKED SECURITIES (cost $738,473)				739,157

MUNICIPAL BONDS — 0.4%
Massachusetts Water Resources Authority, Series J(f)
5.00%	08/01/32	Aaa	250	256,360
Tobacco Settlement Financing Corp., Series 2001
5.875%(c)	05/15/39	Baa3	290	307,530

TOTAL MUNICIPAL BONDS (cost $476,923)				563,890

TOTAL LONG-TERM INVESTMENTS (cost $117,247,167)				130,866,396

SHORT-TERM INVESTMENTS — 8.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal National Mortgage Assoc.
4.80%	07/02/07		1,300	1,299,827
4.95%	07/02/07		1,300	1,299,821

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,599,648)				2,599,648

CERTIFICATE OF DEPOSIT — 0.1%
Skandinavia Enskilda Bank(n) (cost $199,987)
5.27%	10/03/07		200	200,004

U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
United States Treasury Bills
4.645%	09/13/07		80	79,263
4.44%	09/13/07		30	29,724
4.505%	09/13/07		500	495,394

TOTAL U.S. TREASURY OBLIGATIONS (cost $604,332)				604,381

	Notional Amount (000)	Value (Note 2)

OUTSTANDING OPTIONS PURCHASED*
Call Options
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25	1,000	$100
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.00	34,000	7,863
Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25	18,000	900
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.25	51,000	9,244
Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25	47,000	14,687
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%	5,400	—
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.00%	3,000	3,687
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%	4,400	8,656
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%	3,400	6,689

		51,826

Put Options
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.25	51,000	319
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.50	106,000	662
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25	30,000	188
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.50	5,000	31
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75	22,000	138
Eurodollar Futures, expiring 12/17/2007, Strike Price $92.00	1,000	6
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50	25,000	156
Eurodollar Futures, expiring 06/16/2008, Strike Price $92.50	12,000	75

		1,575

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $195,722)		53,401

SEE NOTES TO FINANCIAL STATEMENTS.

A15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

REPURCHASE AGREEMENT — 1.0%

U.S. Treasury Repurchase Agreement, dated 06/29/07, maturing 07/02/07, repurchase price $1,300,433 (collateralized by U.S. Treasury Inflation Index Note, 2%, par value $1,230,000, market value $1,334,520) (cost $1,300,000)

4.00%	07/02/07	$1,300	$1,300,000

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.6%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $6,146,778)		6,146,778	6,146,778

TOTAL SHORT-TERM INVESTMENTS (cost $11,046,467)			10,904,212

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 105.5% (cost $128,293,634; Note 6)			141,770,608

		Principal Amount (000)#
SECURITIES SOLD SHORT — (8.5)%
U.S. Treasury Obligations — (8.1)%
U.S. Treasury Bonds
4.625%	02/15/17	5,300	(5,132,721)

U.S. Treasury Notes
3.625%	05/15/13	1,100	(1,028,414)
4.25%	11/15/14	4,900	(4,675,291)

			(5,703,705)

			(10,836,426)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Government Agency Obligation — (0.4)%
Federal National Mortgage Assoc.
6.50%	07/12/37	600	$(605,625)

TOTAL SECURITIES SOLD SHORT (proceeds $11,359,971)			(11,442,051)

	Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN*
Call options
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%	1,800	—
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.15%	1,300	(4,240)
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.95%	1,500	(7,555)
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.95%	1,900	(9,570)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $72,508)		(21,365)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 97.0% (cost $116,861,155)		130,307,192
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 3.0%		4,083,540

NET ASSETS — 100.0%		$134,390,732

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
RDU	Restricted Depositary Unit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $125,000 and $125,000, respectively.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities or a portion thereof with an aggregate market value of $604,381 have been segregated with the custodian to cover margin requirements for future contracts open at June 30, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
28	90 Day Euro Dollar	Dec 07	$6,627,412	$6,630,050	$2,638
104	90 Day Euro Dollar	Mar 08	24,624,625	24,645,400	20,775
240	90 Day Euro Dollar	Jun 08	57,119,389	56,895,000	(224,389)
38	90 Day Euro Dollar	Sep 08	9,011,688	9,007,425	(4,263)
14	90 Day Euro Dollar	Dec 08	3,309,775	3,317,300	7,525
13	90 Day Sterling	Jun 08	3,073,718	3,056,624	(17,094)

					(214,808)

Short Positions:
3	5 Year U.S. Treasury Notes	Sep 07	313,734	312,234	1,500
101	10 Year U.S. Treasury Notes	Sep 07	10,678,297	10,676,016	2,281
16	30 Year U.S. Treasury Notes	Sep 07	1,694,344	1,724,000	(29,656)

					(25,875)

					$(240,683)

(o)	As of June 30, 2007, 2 securities representing $599,752 and 0.45% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Rates shown are the effective yields at purchase date.

(r)	Less than $1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
expiring 07/26/07	EUR	269	$360,902	$364,423	$3,521
Indian Rupee,
expiring 10/03/07	INR	26,585	650,000	648,990	(1,010)
Russian Ruble,
expiring 01/11/08	RUB	25,865	1,000,000	1,009,118	9,118
South Korean Won,
expiring 07/30/07	KRW	370,500	400,000	401,569	1,569
Swiss Franc,
expiring 09/06/07	CHF	250	202,423	205,758	3,335

			$2,613,325	$2,629,858	$16,533

SEE NOTES TO FINANCIAL STATEMENTS.

A17

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (cont’d.):

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen
expiring 07/24/07	JPY	93,412	$772,179	$761,226	$10,953
British Pound,
expiring 08/09/07	GBP	1,112	2,220,058	2,231,763	(11,705)

			$2,992,237	$2,992,989	$(752)

Interest rate swap agreements outstanding at June 30, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/19/09		$900,000	5.00%	3 Month LIBOR	$946
Deutsche Bank(1)	12/19/12		2,500,000	5.00%	3 Month LIBOR	41,327
Deutsche Bank(1)	12/19/37		100,000	5.00%	3 Month LIBOR	1,423
Morgan Stanley & Co.(1)	12/19/37		2,400,000	5.00%	3 Month LIBOR	39,458
Deutsche Bank(1)	12/19/37		400,000	5.00%	3 Month LIBOR	5,688
Barclays Capital(1)	12/19/17		100,000	5.00%	3 Month LIBOR	634
Barclays Capital(1)	12/19/12		4,600,000	5.00%	3 Month LIBOR	14,228
UBS AG(1)	06/18/09		5,000,000	5.00%	3 Month LIBOR	(5,738)
Bank of America Securities LLC(1)	06/20/14		1,100,000	5.00%	3 Month LIBOR	(36,702)
Barclays Capital(1)	12/19/09		5,000,000	5.00%	3 Month LIBOR	(7,317)
Lehman Brothers(1)	12/19/12		9,500,000	5.00%	3 Month LIBOR	11,167
Deutsche Bank(1)	12/19/17		400,000	5.00%	3 Month LIBOR	3,049
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,300,000	10.12%	Brazilian interbank lending rate	(9,417)
UBS AG(1)	10/15/10	EUR	100,000	2.1455%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	3,592
Barclays Capital PLC(2)	06/18/34	GBP	300,000	5.00%	6 Month LIBOR	8,424
Deutsche Bank(2)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	32,884
Barclays Capital(1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(15,104)
UBS AG(2)	12/20/16	JPY	30,000,000	2.00%	6 Month LIBOR	(2,177)
Barclays Capital PLC(2)	12/20/16	JPY	10,000,000	2.00%	6 Month LIBOR	(726)
Merrill Lynch & Co.(1)	11/04/16	MXN	11,000,000	8.17%	28 day Mexican interbank rate	3,359

						$88,998

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/12	$100,000	0.17%	AIG Corp., 5.40%, due 02/15/12	$(27)
Lehman Brothers(2)	03/20/08	300,000	0.06%	AIG Corp., 5.60%, due 10/18/16	16
Morgan Stanley & Co.(1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(514)
UBS AG(1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(767)
Citigroup(1)	12/20/16	400,000	0.17%	Bank of America Corp., 5.62%, 10/14/16	686
Barclays Bank PLC(1)	06/20/15	100,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	143
Barclays Bank PLC(1)	09/20/11	100,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(1,291)
Goldman Sachs(1)	12/20/11	400,000	0.14%	Dow Jones CDX HVOL7 Index	33,983
Barclays Bank PLC(1)	12/20/11	1,200,000	0.75%	Dow Jones CDX HVOL7 Index	4,728
Morgan Stanley & Co.(2)	03/20/07	200,000	0.46%	Dow Jones CDX IG5 Index	(1,287)
Morgan Stanley & Co.(1)	12/20/12	300,000	0.14%	Dow Jones CDX IG5 Index	486

SEE NOTES TO FINANCIAL STATEMENTS.

A18

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (cont’d.):

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(2)	03/20/07		$700,000	0.46%	Dow Jones CDX IG5 Index	$(4,268)
Morgan Stanley & Co.(1)	12/20/12		1,000,000	0.14%	Dow Jones CDX IG5 Index	1,620
Goldman Sachs(1)	12/20/16		500,000	0.65%	Dow Jones CDX IG7 Index	4,667
Morgan Stanley & Co.(1)	12/20/16		500,000	0.65%	Dow Jones CDX IG7 Index	4,849
JPMorgan Chase Bank(1)	12/20/16	EUR	200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(359)
Goldman Sachs(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(871)
Deutsche Bank(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(929)
Barclays Bank PLC(1)	12/20/16	EUR	600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(714)
Bank of America Securities LLC(1)	12/20/08		$100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(109)
Citigroup(1)	12/20/08		200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(677)
Barclays Bank PLC(1)	12/20/08		200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(374)
Morgan Stanley & Co.(1)	12/20/08		100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(244)
Citigroup(1)	12/20/08		100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(305)
Lehman Brothers(1)	12/20/08		100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,355)
Bear Stearns International Ltd.(1)	12/20/08		200,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(788)
Lehman Brothers(1)	12/20/08		200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(61)
Merrill Lynch & Co.(1)	12/20/08		100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(255)
Barclays Bank PLC(1)	03/20/11		100,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	249
Lehman Brothers(1)	12/20/08		200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(281)
Lehman Brothers(1)	12/20/08		100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(732)
Lehman Brothers(1)	12/20/08		100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(130)
Deutsche Bank(1)	09/20/11		100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	(776)
Lehman Brothers(1)	12/20/08		100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(630)
Lehman Brothers(1)	06/20/09		400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,625)
Lehman Brothers(1)	12/20/08		100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	(4)
Morgan Stanley & Co.(1)	09/20/13		100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	(844)
Bear Stearns International Ltd.(1)	03/20/12		1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	(892)
Citigroup(1)	12/20/08		300,000	0.14%	WalMart Stores, Inc., 6.875%, due 08/10/09	(386)
Barclays Bank PLC(1)	12/20/08		100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(918)
Bear Stearns International Ltd.(1)	06/20/16		100,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	793
Lehman Brothers(1)	12/20/08		100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(342)

						$28,465

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Mortgage – Backed Obligations	21.3%
Affiliated Money Market Mutual Fund	4.6
U.S. Treasury Obligations	4.3
Collateralized Mortgage Obligations	3.5
Oil, Gas & Consumable Fuels	3.1
Telecommunications	2.9
Pharmaceuticals	2.6
Insurance	2.6
Media	2.4
Diversified Financial Services	2.3
U.S. Government Agency Obligations	2.1
Aerospace & Defense	1.9
Capital Markets	1.8
Internet Software & Services	1.8
Foreign Government Bonds	1.8
Financial Services	1.8
Communication Equipment	1.7
Pipelines & Other	1.5
Software	1.4
Electric	1.4
Semiconductors & Semiconductor Equipment	1.3
Computers & Peripherals	1.3
Healthcare & Pharmaceuticals	1.2
Chemicals	1.2
Gaming	1.2
Capital Goods	1.2
Biotechnology	1.1
Media & Entertainment	1.1
Financial – Bank & Trust	1.0
Healthcare Equipment & Supplies	1.0
Repurchase Agreement	1.0
Healthcare Providers & Services	0.9
Healthcare – Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	0.9
Household Products	0.8
Commercial Services & Supplies	0.8
Metals	0.8
Hotels, Restaurants & Leisure	0.8
Technology	0.7
Industrial Conglomerates	0.7
Food Products	0.7
Energy – Other	0.7
Diversified Consumer Services	0.7
Automotive	0.6
Food & Staples Retailing	0.6
Cable	0.6
Packaging	0.6
Real Estate Investment Trusts	0.5
Asset-Backed Securities	0.5
Specialty Retail	0.5
Food	0.5
Electronic Equipment & Instruments	0.5

Paper	0.5%
Municipal Bonds	0.4
Metals & Mining	0.4
Electric Utilities	0.4
Thrifts & Mortgage Finance	0.4
Consumer	0.4
Tobacco	0.4
Consumer Finance	0.4
Multi-Line Retail	0.4
Beverages	0.4
Retailers	0.3
Office Equipment	0.3
Building Products	0.3
Commercial Banks	0.3
Business Services	0.3
Energy Equipment & Services	0.3
Independent Power Producers & Energy Traders	0.3
Real Estate	0.3
Retail & Merchandising	0.3
Diversified Telecommunication Services	0.3
Medical Supplies & Equipment	0.2
Multi-Utilities	0.2
Computer Services & Software	0.2
Manufacturing	0.2
Machinery	0.2
Services Cyclical – Rental Equipment	0.2
Airlines	0.2
Building Materials & Construction	0.2
Banks	0.2
Utilities	0.2
Certificates of Deposit	0.1
Lodging	0.1
Internet & Catalog Retail	0.1
Clothing & Apparel	0.1
Household Durables	0.1
IT Services	0.1
Electronics	0.1
Internet	0.1
Waste Management	0.1
Transportation	0.1
Automobile Manufacturers	0.1
Oil & Gas Exploration/Production	0.1
Education	0.1
Entertainment & Leisure	0.1
Distribution/Wholesale	0.1
Building & Construction	0.1
Construction	0.1
Healthcare Services	0.1

105.5
Securities Sold Short	(8.5)
Other assets in excess of liabilities	3.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value:
Unaffiliated investments (cost $122,146,856)	$135,623,830
Affiliated investments (cost $6,146,778)	6,146,778
Cash	1,809,412
Foreign currency, at value (cost $301,681)	306,839
Receivable for investments sold	19,672,986
Dividends and interest receivable	594,110
Unrealized appreciation on swap agreements	218,399
Unrealized appreciation on foreign currency forward contracts	28,496
Due from broker-variation margin	16,841
Tax reclaim receivable	1,159
Prepaid expenses	806

Total Assets	164,419,656

LIABILITIES
Payable for investments purchased	17,549,558
Securities sold short, at value (proceeds received $11,359,971)	11,442,051
Premium for swaps written	376,599
Accrued expenses and other liabilities	168,474
Interest payable on investments sold short	141,635
Payable for floating rate notes issued	125,230
Unrealized depreciation on swap agreements	100,936
Management fee payable	83,473
Written options outstanding, at value (cost $72,508)	21,365
Unrealized depreciation on foreign currency forward contracts	12,715
Payable for Series shares repurchased	4,805
Interest payable	2,083

Total Liabilities	30,028,924

NET ASSETS	$134,390,732

Net assets were comprised of:
Paid-in capital	$106,759,925
Retained earnings	27,630,807

Net assets, June 30, 2007	$134,390,732

Net asset value and redemption price per share, $134,390,732 / 10,789,903 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$12.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$2,219,114
Unaffiliated dividend income (net of $17,810 foreign withholding tax)	345,555
Affiliated dividend income	209,908

2,774,577

EXPENSES
Management fee	510,981
Custodian’s fees and expenses	86,000
Audit fee	21,000
Shareholders’ reports	16,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Interest expense and fees	2,479
Commitment fee on syndicated credit agreement	300
Transfer agent’s fees and expenses (including affiliated expense of $200) (Note 4)	200
Insurance expenses	2,000
Miscellaneous	5,499

Total expenses	652,459

NET INVESTMENT INCOME	2,122,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	4,087,612
Futures transactions	177,911
Options written	(26,599)
Swap agreements	(734,687)
Foreign currency transactions	37,477
Short sales	226,401

3,768,115

Net change in unrealized appreciation (depreciation) on:
Investments	(1,354,253)
Futures	(276,260)
Options written	70,841
Swap agreements	256,180
Foreign currencies	(7,878)
Short sales	(156,047)

(1,467,417)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,300,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,422,816

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,122,118	$4,413,263
Net realized gain on investments and foreign currencies	3,768,115	4,922,147
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,467,417)	643,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,422,816	9,979,155

DISTRIBUTIONS	—	(5,417,428)

SERIES SHARE TRANSACTIONS:
Series shares sold [107,751 and 205,401 shares, respectively]	1,332,505	2,385,357
Series shares issued in reinvestment of distributions [0 and 469,855 shares, respectively]	—	5,417,428
Series shares repurchased [905,448 and 2,063,447 shares, respectively]	(11,144,405)	(24,021,598)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,811,900)	(16,218,813)

TOTAL DECREASE IN NET ASSETS	(5,389,084)	(11,657,086)
NET ASSETS:
Beginning of period	139,779,816	151,436,902

End of period	$134,390,732	$139,779,816

SEE NOTES TO FINANCIAL STATEMENTS.

A21

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%	Shares	Value (Note 2)
COMMON STOCKS

Aerospace & Defense — 7.1%
Boeing Co.	83,700	$8,048,592
Honeywell International, Inc.(b)	162,700	9,156,756
United Technologies Corp.	113,700	8,064,741

		25,270,089

Beverages — 2.2%
PepsiCo, Inc.	118,000	7,652,300

Biotechnology — 2.5%
Gilead Sciences, Inc.(a)	230,200	8,924,854

Capital Markets — 6.5%
Bank of New York Co., Inc. (The)	225,600	9,348,864
Goldman Sachs Group, Inc. (The)	33,200	7,196,100
UBS AG	109,700	6,583,097

		23,128,061

Chemicals — 3.8%
E.I. du Pont de Nemours & Co.	171,000	8,693,640
Monsanto Co.	69,100	4,667,014

		13,360,654

Commercial Services & Supplies — 3.3%
Waste Management, Inc.	298,300	11,648,615

Communications Equipment — 4.5%
Cisco Systems, Inc.(a)	298,900	8,324,365
QUALCOMM, Inc.	177,100	7,684,369

		16,008,734

Computers & Peripherals — 2.5%
Apple, Inc.(a)	70,500	8,603,820
Data Domain, Inc.(a)	6,400	147,200

		8,751,020

Diversified Consumer Services — 5.5%
Career Education Corp.(a)	264,900	8,945,673
H&R Block, Inc.	444,000	10,376,280

		19,321,953

Energy Equipment & Services — 5.2%
Halliburton Co.(b)	252,900	8,725,050
Tenaris SA, ADR (Luxembourg)	198,600	9,723,456

		18,448,506

Food & Staples Retailing — 2.8%
Wal-Mart Stores, Inc.	209,400	10,074,234

Food Products — 5.9%
Cadbury Schweppes PLC, ADR (United Kingdom)	179,800	9,763,140
ConAgra Foods, Inc.	408,400	10,969,624

		20,732,764

Independent Power Producers & Energy Traders — 2.7%
NRG Energy, Inc.(a)(b)	232,000	9,644,240

Insurance — 4.9%
American International Group, Inc.	247,800	17,353,434

Internet Software & Services — 2.8%
Google, Inc. (Class A Stock)(a)	19,000	9,944,220

Media — 3.5%
Disney (Walt) Co.	232,900	7,951,206
News Corp. (Class A Stock)	114,000	2,417,940
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)	179,300	2,110,361

		12,479,507

SEE NOTES TO FINANCIAL STATEMENTS.

A22

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Office Electronics — 2.4%
Xerox Corp.(a)	453,000	$8,371,440

Oil, Gas & Consumable Fuels — 6.2%
Hess Corp	167,600	9,881,696
Suncor Energy, Inc.	135,200	12,157,184

		22,038,880

Pharmaceuticals — 5.5%
Elan Corp. PLC, ADR (Ireland)(a)	253,900	5,568,027
Roche Holding AG, ADR (Switzerland)	79,600	7,059,827
Schering-Plough Corp.	229,100	6,973,804

		19,601,658

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	321,400	7,636,464
Marvell Technology Group, Ltd.(a)	368,800	6,715,848

		14,352,312

Software — 4.9%
Adobe Systems, Inc.(a)	212,000	8,511,800
Symantec Corp.(a)	446,500	9,019,300

		17,531,100

Specialty Retail — 3.3%
Best Buy Co., Inc.(b)	249,100	11,625,497

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.(a)	113,900	5,397,721

Wireless Telecommunication Services — 2.9%
Sprint Nextel Corp.	499,600	10,346,716

TOTAL LONG-TERM INVESTMENTS (cost $285,353,959)		342,008,509

SHORT-TERM INVESTMENT — 13.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $48,742,834; includes $35,509,551 of cash collateral received for securities on loan)(Note 4)(c)(d)	48,742,834	48,742,834

TOTAL INVESTMENTS — 110.3% (cost $334,096,793)		390,751,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3%)		(36,538,753)

NET ASSETS — 100.0%		$354,212,590

The following abbreviation is used in the portfolio descriptions:

ADR	– American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $32,784,283; cash collateral of $35,509,551 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 10.0% of collateral received for securities on loan)	13.8%
Aerospace & Defense	7.1
Capital Markets	6.5
Oil, Gas & Consumable Fuels	6.2
Food Products	5.9
Diversified Consumer Services	5.5
Pharmaceuticals	5.5
Energy Equipment & Services	5.2
Insurance	4.9
Software	4.9
Communications Equipment	4.5
Semiconductors & Semiconductor Equipment	4.1
Chemicals	3.8
Media	3.5
Commercial Services & Supplies	3.3
Specialty Retail	3.3
Wireless Telecommunication Services	2.9
Food & Staples Retailing	2.8
Internet Software & Services	2.8
Independent Power Producers & Energy Traders	2.7
Biotechnology	2.5
Computers & Peripherals	2.5
Office Electronics	2.4
Beverages	2.2
Textiles, Apparel & Luxury Goods	1.5

110.3
Liabilities in excess of other assets	(10.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $32,784,283:
Unaffiliated investments (cost $285,353,959)	$342,008,509
Affiliated investments (cost $48,742,834)	48,742,834
Receivable for investments sold	8,840,434
Receivable for Series shares sold	470,533
Dividends receivable	95,624
Foreign tax reclaim receivable	32,663
Prepaid expenses	595

Total Assets	400,191,192

LIABILITIES
Collateral for securities on loan	35,509,551
Payable for investments purchased	9,730,765
Payable to custodian	269,949
Management fee payable	218,394
Accrued expenses and other liabilities	91,387
Payable for Series shares repurchased	72,607
Distribution fee payable	53,311
Administration fee payable	31,986
Transfer agent fee payable	652

Total Liabilities	45,978,602

NET ASSETS	$354,212,590

Net assets were comprised of:
Paid-in capital	$248,047,278
Retained earnings	106,165,312

Net assets, June 30, 2007	$354,212,590

Class I:
Net asset value and redemption price per share, $92,997,156 / 5,349,066 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$17.39

Class II:
Net asset value and redemption price per share, $261,215,434 / 15,249,434 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$17.13

STATEMENTS OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $27,001)	$1,660,111
Affiliated dividend income	302,543
Affiliated income from securities loaned, net	260,939

2,223,593

EXPENSES
Management fee	1,233,542
Distribution fee—Class II	294,782
Administration fee—Class II	176,869
Shareholders’ reports	32,000
Custodian’s fees and expenses	26,000
Transfer agent’s fee and expenses (including affiliated expense of $1,100) (Note 4)	12,000
Audit fee	8,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Miscellaneous	6,958

Total expenses	1,805,151

NET INVESTMENT INCOME	418,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	13,609,169
Net change in unrealized appreciation (depreciation) on investments	12,687,913

NET GAIN ON INVESTMENTS	26,297,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,715,524

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$418,442	$857,995
Net realized gain on investment transactions	13,609,169	34,706,334
Net change in unrealized appreciation (depreciation) on investments	12,687,913	(791,103)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,715,524	34,773,226

DISTRIBUTIONS:
Class I	—	(5,908,325)
Class II	—	(10,853,728)

TOTAL DISTRIBUTIONS	—	(16,762,053)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	50,645,836	82,524,252
Series shares issued in reinvestment of distributions	—	16,762,053
Series shares repurchased	(34,623,792)	(48,978,942)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	16,022,044	50,307,363

TOTAL INCREASE IN NET ASSETS	42,737,568	68,318,536
NET ASSETS:
Beginning of period	311,475,022	243,156,486

End of period	$354,212,590	$311,475,022

SEE NOTES TO FINANCIAL STATEMENTS.

A25

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), was a Maryland corporation, organized on November 15, 1982, and continues to be a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to two Portfolios: Diversified Conservative Growth Portfolio and Jennison 20/20 Focus Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Diversified Conservative Growth Portfolio:    Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

Jennison 20/20 Focus Portfolio:    Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed

B1

reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, Diversified Conservative Growth Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in assets and liabilities on the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Floating Rate Notes Issued in Conjunction with Securities Held:    The Portfolios invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the

B2

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in the assets and cash flows of the trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (“inverse floaters”). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold (transferred) to the broker by the Portfolio. The trust also issues floating-rate notes (“floating rate notes”) which are sold to third-parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender (redeem) their notes at par, and (2) to have the broker transfer the fixed-rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption payable for floating rate notes issued in the Portfolio’s Statement of Assets and Liabilities .

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin. Subsequent payments, known as variation margin, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement

B3

purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

B4

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

The tax character of any distributions will be reported to shareholders separately and may differ from their character under U.S. generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), RS Investment Management, L.P. (“RS”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Diversified Conservative Growth Portfolio	0.75%	0.75%
Jennison 20/20 Focus Portfolio	0.75	0.75

At June 30, 2007 the Subadvisers that provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Diversified Conservative Growth Portfolio	EARNEST, RS, Jennison, PIMCO,
PIM
Jennison 20/20 Focus Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

B5

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

For the six months ended June 30, 2007, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group
Diversified Conservative Growth Portfolio	$144

PIM is the Series Fund’s security lending agent. For the six months ended June 30, 2007, PIM was compensated $111,831 for these services for the Jennison 20/20 Focus Portfolio.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are Portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2007 were as follows:

Cost of Purchases:

Portfolio
Diversified Conservative Growth Portfolio	$71,392,785
Jennison 20/20 Focus Portfolio	201,289,672

Proceeds from Sales:

Portfolio
Diversified Conservative Growth Portfolio	$57,460,613
Jennison 20/20 Focus Portfolio	183,469,387

The Diversified Conservative Growth Portfolio’s written options activity for the six months ended June 30, 2007 was as follows:

	Diversified Conservative Growth
	Number of Contracts/ Swap Notional Amount	Premium
Balance at beginning of period	5,700,000	$66,952
Written swap options	3,400,000	32,985
Closed swap options	(2,600,000)	(27,429)

Balance at end of period	6,500,000	$72,508

B6

Note 6:	Tax Information

Effective January 2, 2006 all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnership are generally classified as return of capital non taxable distributions. Every year each partner will receive information regarding their distributive allocable share of the partnerships’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios were determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Prior to being structured as Partnerships for tax purposes such determinations may have resulted in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. See Note 10 below regarding “Change in Federal Income Tax Status and Related Reorganization .”

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2007, the Jennison 20/20 Focus Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus were as follows:

Jennison 20/20 Focus Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	115,910	$1,908,377
Series shares repurchased	(581,839)	(9,747,152)

Net increase (decrease) in shares outstanding	(465,929)	$(7,838,775)

Year ended December 31, 2006:
Series shares sold	598,054	$9,065,259
Series shares issued in reinvestment of distributions	401,108	5,908,325
Series shares repurchased	(773,182)	(11,540,414)

Net increase (decrease) in shares outstanding	225,980	$3,433,170

Class II
Six months ended June 30, 2007:
Series shares sold	2,955,201	$48,737,459
Series shares repurchased	(1,521,562)	(24,876,640)

Net increase (decrease) in shares outstanding	1,433,639	$23,860,819

Year ended December 31, 2006:
Series shares sold	4,940,311	$73,458,993
Series shares issued in reinvestment of distributions	743,915	10,853,728
Series shares repurchased	(2,612,426)	(37,438,528)

Net increase (decrease) in shares outstanding	3,071,800	$46,874,193

B7

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Note 9:	Ownership and Affiliates

As of June 30, 2007, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Series Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or contract owners.

Note 11:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B8

Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.06		$11.67		$11.28	$10.63	$9.17	$9.89

Income From Investment Operations:
Net investment income	.22		.39		.34	.26	.32	.38
Net realized and unrealized gain (loss) on investments	.18		.43		.39	.72	1.58	(1.08)

Total from investment operations	.40		.82		.73	.98	1.90	(.70)

Less Dividends and Distributions:
Dividends from net investment income	—		—		(.34)	(.33)	(.44)	(.02)
Distributions	—		(.43)		—	—	—	—

Total distributions	—		(.43)		(.34)	(.33)	(.44)	(.02)

Net Asset Value, end of period	$12.46		$12.06		$11.67	$11.28	$10.63	$9.17

Total Investment Return(a)	3.32%		6.92%		7.04%	9.56%	21.57%	(7.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$134.4		$139.8		$151.4	$167.0	$169.6	$157.1
Ratios to average net assets:
Expenses	.96	%(c)(b)	.99	%(b)	.95%	.97%	.98%	.92%
Net investment income	3.11	%(c)	3.03%		2.75%	2.29%	2.93%	3.63%
Portfolio turnover rate	148	%(d)	286%		304%	186%	224%	271%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	The expense ratio reflects the interest and fee expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense was .95% and .98% for the six months ended June 30, 2007 and year ended December 31, 2006, respectively.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2007(a)		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance :
Net Asset Value, beginning of period	$16.01		$15.00	$12.37	$10.68	$8.28	$10.65

Income (Loss) From Investment Operations:
Net investment income	.05		.08	.06	.04	.02	.02
Net realized and unrealized gain (loss) on investments	1.33		1.95	2.60	1.66	2.40	(2.39)

Total from investment operations	1.38		2.03	2.66	1.70	2.42	(2.37)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.03)	(.01)	(0.02)	— (b)
Distributions	—		(1.02)	—	—	—	—

Total dividends and distributions	—		(1.02)	(.03)	(.01)	(0.02)	—

Net Asset Value, end of period	$17.39		$16.01	$15.00	$12.37	$10.68	$8.28

Total Investment Return(c)	8.62%		14.13%	21.59%	15.94%	29.30%	(22.24)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$93.0		$93.1	$83.8	$68.4	$64.6	$57.2
Ratios to average net assets:
Expenses	.81	%(d)	.82%	.87%	.88%	.95%	.97%
Net investment income	.54	%(d)	.58%	.43%	.29%	.18%	.19%
Portfolio turnover rate	57	%(e)	119%	93%	87%	102%	75%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Less than $.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2007(a)		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance :
Net Asset Value, beginning of period	$15.81		$14.83	$12.23	$10.60	$8.23	$10.63

Income (Loss) From Investment Operations:
Net investment income	.01		.03	.01	0.01	— (b)	— (b)
Net realized and unrealized gains (losses) on investments	1.31		1.91	2.59	1.62	2.37	(2.40)

Total from investment operations	1.32		1.94	2.60	1.63	2.37	(2.40)

Distributions	—		(0.96)	—	—	—	—

Net Asset Value, end of period	$17.13		$15.81	$14.83	$12.23	$10.60	$8.23

Total Investment Return(c):	8.35%		13.61%	21.26%	15.38%	28.80%	(22.58)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$261.2		$218.4	$159.3	$101.0	$39.6	$7.5
Ratios to average net assets:
Expenses	1.21	%(d)	1.22%	1.27%	1.28%	1.35%	1.37%
Net investment income (loss)	.14	%(d)	.19%	.03%	(.02)%	(.22)%	(.21)%
Portfolio turnover rate	57	%(e)	119%	93%	87%	102%	75%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Less than $.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 19-21, 2007 and approved the renewal of the existing agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2007 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2006, as well as fees and expenses of the Portfolios during calendar year 2006, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes. The mutual funds included in each Peer Universe were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The Board considered the management fee for each Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Diversified Conservative Growth Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the third quartile over the three-year period, and in the first quartile over the five-year period in relation to the Peer Universe. The Board noted that although the Portfolio had underperformed against its benchmark index and was below the median performance of the other mutual funds in the Peer Universe over the one-year period, the Portfolio’s performance over three-year and five-year periods was in-line with the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.750% ranked in the third quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Jennison 20/20 Focus Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year and five-year periods in relation to the Peer Universe. The Board also noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Variable life insurance is offered through Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, 751 Broad St, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Ave., Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2006 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105624    PSF-SAR-C    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 16, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 16, 2007

*	Print the name and title of each signing officer under his or her signature.